UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-22487

                             DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                             New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

                             New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2015

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for eleven of our currency-hedged equity ETFs for the period ended November 30, 2015.

The world economy continues to grow at a moderate rate; however, decelerating emerging market growth has become a concern. Global equities have been unsettled by developments in China, but fundamentals in developed markets remain sound. The US economy is on stable ground, having shrugged off the winter blues in the initial part of the year. The continued recovery of the housing sector, improved labor markets, and consumer spending have bolstered the economy. However, inflation continues to remain below target in the current environment of low energy prices and a strong US dollar.

The Federal Reserve (Fed) was poised to raise interest rates in September, but delayed it citing global economic concerns. However, current strong payroll growth and a steady unemployment rate sets the stage for a Fed rate hike in December. Our economists believe the overall trajectory of subsequent moves is still expected to be “low and slow”, as the Fed would like to assess the economy’s reaction to these changes.

Across the Atlantic, the European economy is also staging a recovery, though at a very slow pace. The interim resolution of the Greek crisis, lower commodity prices, rising trend in the credit cycle, increasing exports helped by a weak euro, and an ultra-loose monetary policy have strengthened its recovery. The positive sentiment is noticeable in various European equity markets that have performed well in the last two months. However, inflation remains a concern for the European Central Bank (ECB), which has stepped up its quantitative easing program by extending it until March 2017, and reduced deposit rates by 10 basis points (100 basis points equals one percentage point).

Economic growth in emerging markets has come under pressure, with increasing debt and the prospects of Fed tightening. Investor sentiment was dominated by fears of a hard landing in China, which is facing its slowest pace of growth in 25 years. With declining demand from China, commodity prices have continued their downward slide and slowed down resource-rich countries like Russia and Brazil. However, some bright spots remain in the emerging market space, with countries like India and South Korea gaining from their economic reforms.

Global equity markets have recovered from their September lows. Further modest gains are possible, although periods of volatility are likely. Even if the Fed starts tightening this year, the central banks of Europe, Japan, and China would continue with their monetary easing. In this environment, hedging currency exposure plays a significant role in managing investments in international equities. In the backdrop of a strengthening dollar, our currency-hedged strategy has made a significant positive contribution to the funds’ overall performance, except for Deutsche X-trackers Japan Hedged Equity ETF as the yen strengthened against the dollar.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Nestle SA	1.5%
Novartis AG	1.1%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
HSBC Holdings PLC	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.7%
Bayer AG	0.6%
Tencent Holdings Ltd.	0.6%
British American Tobacco PLC	0.6%

Sector Diversification* as of 11/30/15

Financials	26.9%
Consumer Discretionary	12.2%
Industrials	10.8%
Consumer Staples	10.7%
Health Care	9.1%
Information Technology	8.9%
Materials	6.6%
Energy	6.2%
Telecommunication Services	5.3%
Utilities	3.3%

Total	100.0%

Country Diversification* as of 11/30/15

Japan	16.7%
United Kingdom	13.3%
France	7.1%
Switzerland	7.1%
Germany	6.6%
Canada	6.0%
China	5.0%
Australia	5.0%
South Korea	3.4%
Hong Kong	3.3%
Netherlands	2.5%
Spain	2.4%
Taiwan	2.3%
Sweden	2.0%
Italy	1.7%
Denmark	1.4%
Brazil	1.2%
India	1.2%
South Africa	1.1%
Belgium	1.1%
Mexico	0.9%
Singapore	0.9%
Malaysia	0.8%
Finland	0.7%
Russia	0.6%
Israel	0.6%
Ireland	0.6%
Indonesia	0.5%
Thailand	0.4%
Norway	0.4%
Turkey	0.4%
Poland	0.3%
Philippines	0.3%
Chile	0.3%
United States	0.3%
New Zealand	0.2%
United Arab Emirates	0.2%
Qatar	0.2%
Luxembourg	0.2%
Other	0.8%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

2

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-US currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Samsung Electronics Co. Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Tencent Holdings Ltd.	2.7%
Commonwealth Bank of Australia	2.5%
China Mobile Ltd.	2.0%
Alibaba Group Holding Ltd., ADR	2.0%
AIA Group Ltd.	1.9%
Westpac Banking Corp.	1.7%
Australia & New Zealand Banking Group Ltd.	1.5%
National Australia Bank Ltd.	1.5%

Sector Diversification* as of 11/30/15

Financials	35.7%
Information Technology	20.5%
Industrials	8.4%
Consumer Discretionary	7.1%
Materials	6.0%
Consumer Staples	5.6%
Telecommunication Services	5.4%
Energy	4.2%
Utilities	4.0%
Health Care	3.1%

Total	100.0%

Country Diversification* as of 11/30/15

China	20.9%
Australia	20.1%
Hong Kong	14.8%
South Korea	14.0%
Taiwan	10.4%
India	5.2%
Singapore	3.8%
Malaysia	3.1%
Indonesia	2.3%
Philippines	1.7%
Thailand	1.6%
New Zealand	0.7%
United States	0.6%
United Kingdom	0.4%
Macau	0.3%
Ireland	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

3

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Ambev SA	11.3%
Itau Unibanco Holding SA	10.9%
Banco Bradesco SA	9.2%
Petroleo Brasileiro SA	7.5%
Vale SA	4.8%
BRF SA	4.6%
Cielo SA	3.8%
Itausa — Investimentos Itau SA	3.3%
Ultrapar Participacoes SA	2.9%
Embraer SA	2.6%

Sector Diversification* as of 11/30/15

Financials	33.8%
Consumer Staples	20.9%
Materials	11.1%
Energy	10.7%
Industrials	5.6%
Consumer Discretionary	5.1%
Utilities	5.0%
Information Technology	4.3%
Telecommunication Services	2.7%
Health Care	0.8%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

4

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. The Index includes securities from the following 23 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Samsung Electronics Co. Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
Tencent Holdings Ltd.	3.0%
China Mobile Ltd.	2.1%
Alibaba Group Holding Ltd., ADR	2.0%
Naspers Ltd., Class N	1.7%
China Construction Bank Corp., Class H	1.5%
Baidu, Inc., ADR	1.5%
Reliance Industries Ltd., GDR, 144A	1.3%
Hon Hai Precision Industry Co. Ltd.	1.2%

Sector Diversification* as of 11/30/15

Financials	27.1%
Information Technology	22.4%
Consumer Discretionary	9.7%
Consumer Staples	8.3%
Energy	7.5%
Telecommunication Services	7.1%
Industrials	6.8%
Materials	5.7%
Utilities	3.1%
Health Care	2.3%

Total	100.0%

Country Diversification* as of 11/30/15

China	22.7%
South Korea	15.8%
Taiwan	12.0%
South Africa	6.9%
Hong Kong	5.9%
India	5.4%
Brazil	5.4%
Mexico	5.1%
Malaysia	3.4%
Russia	3.4%
Indonesia	2.7%
Thailand	1.8%
Turkey	1.8%
Philippines	1.8%
Chile	1.6%
Poland	1.5%
United Arab Emirates	0.9%
Qatar	0.6%
Hungary	0.5%
Egypt	0.4%
Malta	0.2%
Other	0.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 53.

5

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

The Deutsche X-trackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Holdings as of 11/30/15

Description	% of Net Assets
Nestle SA	2.9%
Novartis AG	2.4%
Roche Holding AG	2.3%
HSBC Holdings PLC	1.9%
Bayer AG	1.4%
British American Tobacco PLC	1.3%
Novo Nordisk A/S, Class B	1.3%
Total SA	1.3%
BP PLC	1.3%
Sanofi	1.3%

Sector Diversification* as of 11/30/15

Financials	22.5%
Consumer Staples	14.6%
Health Care	13.6%
Consumer Discretionary	11.7%
Industrials	11.3%
Materials	6.7%
Energy	6.6%
Telecommunication Services	5.1%
Information Technology	4.1%
Utilities	3.8%

Total	100.0%

Country Diversification* as of 11/30/15

United Kingdom	27.9%
France	15.0%
Switzerland	14.6%
Germany	14.1%
Netherlands	5.5%
Spain	5.0%
Sweden	4.4%
Italy	3.4%
Denmark	2.8%
Belgium	2.2%
Finland	1.4%
Ireland	1.3%
Norway	0.9%
Luxembourg	0.3%
Australia	0.3%
Austria	0.3%
Portugal	0.2%
South Africa	0.2%
Other	0.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 67.

6

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Deutsche X-trackers MSCI Eurozone Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). Underlying Index is composed of equities from countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating fluctuation between the value of the U.S. Dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

% of Net Assets
Bayer AG	2.5%
Total SA	2.5%
Sanofi	2.4%
Anheuser-Busch InBev NV	2.4%
Daimler AG	2.0%
Siemens AG	1.9%
Allianz SE	1.9%
Banco Santander SA	1.8%
SAP SE	1.8%
BASF SE	1.8%

Sector Diversification* as of 11/30/15

Financials	22.7%
Industrials	14.5%
Consumer Discretionary	14.5%
Consumer Staples	10.7%
Health Care	8.7%
Materials	7.6%
Information Technology	6.6%
Utilities	5.0%
Telecommunication Services	5.0%
Energy	4.7%

Total	100.0%

Country Diversification* as of 11/30/15

France	30.1%
Germany	28.9%
Spain	10.6%
Italy	8.3%
Netherlands	7.3%
Belgium	4.9%
Finland	3.2%
United Kingdom	2.8%
Ireland	1.7%
Austria	0.9%
Luxembourg	0.7%
Portugal	0.5%
Other	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 77.

7

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

The Deutsche X-trackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Bayer AG	9.5%
Daimler AG	7.4%
Siemens AG	7.1%
Allianz SE	7.0%
SAP SE	6.7%
BASF SE	6.6%
Deutsche Telekom AG	5.1%
Bayerische Motoren Werke AG	3.1%
Deutsche Bank AG	3.1%
Muenchener Rueckversicherungs-Gesellschaft AG	2.9%

Sector Diversification* as of 11/30/15

Consumer Discretionary	20.9%
Financials	18.1%
Health Care	15.2%
Materials	13.4%
Industrials	12.1%
Information Technology	8.7%
Telecommunication Services	5.5%
Consumer Staples	4.0%
Utilities	2.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 85.

8

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Deutsche X-trackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Toyota Motor Corp.	5.9%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Honda Motor Co. Ltd.	1.8%
SoftBank Group Corp.	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Mizuho Financial Group, Inc.	1.6%
KDDI Corp.	1.5%
Japan Tobacco, Inc.	1.3%
Takeda Pharmaceutical Co. Ltd.	1.3%
FANUC Corp.	1.2%

Sector Diversification* as of 11/30/15

Consumer Discretionary	22.0%
Financials	19.2%
Industrials	18.9%
Information Technology	10.5%
Health Care	7.9%
Consumer Staples	7.6%
Materials	5.5%
Telecommunication Services	5.1%
Utilities	2.4%
Energy	0.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 88.

9

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
America Movil SAB de CV, Series L	13.8%
Fomento Economico Mexicano SAB de CV	9.1%
Wal-Mart de Mexico SAB de CV	6.9%
Grupo Televisa SAB, Series CPO	6.9%
Grupo Financiero Banorte SAB de CV, Class O	6.7%
Cemex SAB de CV	4.1%
Grupo Mexico SAB de CV, Series B	4.0%
Alfa SAB de CV, Class A	3.3%
Fibra Uno Administracion SA de CV REIT	3.1%
Grupo Bimbo SAB de CV, Series A	2.6%

Sector Diversification* as of 11/30/15

Consumer Staples	29.0%
Financials	21.2%
Telecommunication Services	14.0%
Industrials	13.1%
Materials	11.7%
Consumer Discretionary	10.5%
Health Care	0.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 94.

10

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. It is not possible to invest directly into an index.

Ten Largest Holdings as of 11/30/15

Description	% of Net Assets
Samsung Electronics Co. Ltd.	20.5%
Hyundai Motor Co.	3.6%
SK Hynix, Inc.	2.9%
NAVER Corp.	2.8%
Shinhan Financial Group Co. Ltd.	2.8%
Hyundai Mobis Co. Ltd.	2.7%
LG Chem Ltd.	2.4%
Kia Motors Corp.	2.2%
KB Financial Group, Inc.	2.2%
Amorepacific Corp.	2.1%

Sector Diversification* as of 11/30/15

Information Technology	33.7%
Consumer Discretionary	16.1%
Financials	13.9%
Industrials	11.1%
Consumer Staples	9.7%
Materials	7.8%
Energy	2.3%
Utilities	2.2%
Health Care	2.2%
Telecommunication Services	1.0%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 97.

11

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
HSBC Holdings PLC	6.2%
British American Tobacco PLC	4.3%
BP PLC	4.2%
GlaxoSmithKline PLC	4.0%
Royal Dutch Shell PLC, Class A	3.9%
Vodafone Group PLC	3.6%
AstraZeneca PLC	3.4%
Diageo PLC	2.9%
Lloyds Banking Group PLC	2.5%
BT Group PLC	2.5%

Sector Diversification* as of 11/30/15

Financials	23.5%
Consumer Staples	18.7%
Energy	12.9%
Consumer Discretionary	10.7%
Health Care	9.7%
Industrials	6.9%
Telecommunication Services	6.4%
Materials	5.4%
Utilities	4.3%
Information Technology	1.5%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 100.

12

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposeqs

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$927.86	0.40%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Actual	$1,000.00	$870.16	0.60%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$812.89	0.60%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$864.64	0.65%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$963.43	0.45%	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

13

DBX ETF Trust

Fees and expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$990.77	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$989.76	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$934.39	0.45%	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$980.35	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$940.38	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$919.73	0.45%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six month period), then divided by 366.

14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.7%
Australia — 4.9%
AGL Energy Ltd.	1,081	$12,938
Alumina Ltd.	16,598	13,504
Amcor Ltd.	5,923	57,913
AMP Ltd.	10,151	42,653
APA Group (a)	5,463	35,163
Aristocrat Leisure Ltd.	2,171	14,900
Asciano Ltd.	4,033	24,938
ASX Ltd.	745	22,300
Aurizon Holdings Ltd.	8,373	33,728
AusNet Services	19,148	20,841
Australia & New Zealand Banking Group Ltd.	9,943	195,230
Bank of Queensland Ltd.	1,701	16,804
Bendigo and Adelaide Bank Ltd.	1,435	11,582
BHP Billiton Ltd.	12,094	158,222
BHP Billiton PLC	7,777	93,340
Boral Ltd.	3,026	12,408
Brambles Ltd.	8,086	63,683
Caltex Australia Ltd.	1,173	29,114
Challenger Ltd.	25	153
CIMIC Group Ltd.	835	15,127
Coca-Cola Amatil Ltd.	3,082	20,127
Cochlear Ltd.	476	32,486
Commonwealth Bank of Australia	6,466	371,432
Computershare Ltd.	3,232	27,231
Crown Resorts Ltd.	1,701	14,319
CSL Ltd.	1,930	139,731
Dexus Property Group REIT	4,511	25,055
Flight Centre Travel Group Ltd. (b)	265	6,896
Fortescue Metals Group Ltd. (b)	957	1,357
Goodman Group REIT	9,727	43,052
GPT Group REIT	8,505	28,417
Harvey Norman Holdings Ltd. (b)	4,193	12,372
Healthscope Ltd.	2,658	5,171
Iluka Resources Ltd.	2,067	8,595
Incitec Pivot Ltd.	7,022	19,196
Insurance Australia Group Ltd.	7,768	31,123
LendLease Group (a)	3,704	34,154
Macquarie Group Ltd.	833	49,044
Medibank Pvt Ltd.	6,081	10,203
Mirvac Group REIT	22,710	30,631
National Australia Bank Ltd.	7,426	157,839
Newcrest Mining Ltd.*	3,504	27,647
Oil Search Ltd.	3,500	20,756
Orica Ltd.	1,543	17,631
Origin Energy Ltd.	4,034	16,337
Platinum Asset Management Ltd.	635	3,706
Qantas Airways Ltd.*	7,982	21,012
QBE Insurance Group Ltd.	4,564	41,160
Ramsay Health Care Ltd.	851	41,266
REA Group Ltd.	157	5,700
Santos Ltd. (b)	2,455	7,120
Scentre Group REIT	21,743	62,898
Seek Ltd.	1,475	14,806
Sonic Healthcare Ltd.	2,235	32,861
South32 Ltd.*	14,966	12,880

	Number of Shares	Value
Australia (Continued)
Stockland REIT	12,301	$35,584
Suncorp Group Ltd.	4,785	46,336
Sydney Airport (a)	8,470	40,428
Tabcorp Holdings Ltd.	4,348	14,370
Tatts Group Ltd.	7,050	21,210
Telstra Corp. Ltd.	15,638	60,619
TPG Telecom Ltd.	1,860	13,895
Transurban Group (a)	8,782	65,862
Treasury Wine Estates Ltd.	3,768	20,628
Vicinity Centres REIT	10,047	19,691
Wesfarmers Ltd.	3,969	109,333
Westfield Corp. REIT	9,778	67,886
Westpac Banking Corp.	11,147	259,178
Woodside Petroleum Ltd.	1,999	43,529
Woolworths Ltd.	4,879	83,520

		3,170,821

Austria — 0.1%
ANDRITZ AG	315	16,529
Erste Group Bank AG*	1,103	33,842
OMV AG	504	14,386
Raiffeisen Bank International AG*	463	7,245
Voestalpine AG	477	15,522

		87,524

Belgium — 1.1%
Ageas	935	40,903
Anheuser-Busch InBev NV	2,985	384,605
Colruyt SA (b)	98	4,856
Delhaize Group	375	37,572
Groupe Bruxelles Lambert SA	435	35,743
KBC Groep NV	1,009	60,232
Proximus SA	797	26,327
Solvay SA	257	29,611
Telenet Group Holding NV*	211	11,523
UCB SA	460	41,078
Umicore SA	475	19,645

		692,095

Brazil — 0.8%
Ambev SA	20,594	99,217
B2W Cia Digital*	450	1,717
Banco Bradesco SA	3,384	21,009
Banco do Brasil SA	2,950	12,421
Banco Santander Brasil SA	2,736	10,466
BB Seguridade Participacoes SA	3,734	25,064
BM&F Bovespa SA	7,310	21,482
BR Malls Participacoes SA	2,123	7,035
BRF SA	2,756	39,207
CCR SA	2,384	7,893
CETIP SA — Mercados Organizados	1,161	11,043
Cia de Saneamento Basico do Estado de Sao Paulo	1,332	6,514
Cia Siderurgica Nacional SA	4,085	5,807
Cielo SA	2,625	23,821
Cosan SA Industria e Comercio	373	2,323
Duratex SA	1,567	2,714
Embraer SA	1,023	8,038

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Estacio Participacoes SA	1,057	$3,663
Fibria Celulose SA	1,168	17,277
Hypermarcas SA*	1,332	7,712
JBS SA	2,756	8,847
Klabin SA	1,171	7,182
Kroton Educacional SA	4,941	11,813
Lojas Americanas SA	1,625	5,040
Lojas Renner SA	3,004	13,587
M Dias Branco SA	51	949
Natura Cosmeticos SA	787	4,308
Odontoprev SA	2,927	7,527
Petroleo Brasileiro SA*	10,927	26,576
Qualicorp SA	1,138	4,344
Raia Drogasil SA	906	9,285
Sul America SA	1,355	7,547
Tim Participacoes SA	2,788	5,513
Totvs SA	905	7,829
Ultrapar Participacoes SA	1,277	20,705
Vale SA	4,925	16,765
WEG SA	1,618	6,357

		498,597

Canada — 6.0%
Agnico Eagle Mines Ltd.	916	24,336
Agrium, Inc.	308	30,407
Alimentation Couche-Tard, Inc., Class B	2,123	96,783
AltaGas Ltd.	356	8,344
ARC Resources Ltd.	1,332	18,253
Bank of Montreal	2,758	159,249
Bank of Nova Scotia	4,921	224,374
Barrick Gold Corp.	4,403	32,410
BCE, Inc.	934	40,201
BlackBerry Ltd.*	2,409	19,157
Bombardier, Inc., Class B	10,283	10,010
Brookfield Asset Management, Inc., Class A	4,000	137,332
CAE, Inc.	2,577	29,254
Cameco Corp.	1,432	17,500
Canadian Imperial Bank of Commerce	1,848	138,768
Canadian National Railway Co.	3,177	189,628
Canadian Natural Resources Ltd.	3,988	96,576
Canadian Oil Sands Ltd.	1,906	12,217
Canadian Pacific Railway Ltd.	414	61,037
Canadian Tire Corp. Ltd., Class A	154	14,428
Canadian Utilities Ltd., Class A	959	23,425
CCL Industries, Inc., Class B	43	7,141
Cenovus Energy, Inc.	2,958	43,768
CGI Group, Inc., Class A*	1,332	57,980
CI Financial Corp.	1,630	38,741
Constellation Software, Inc.	100	42,918
Crescent Point Energy Corp.	1,738	22,736
Dollarama, Inc.	1,055	70,547
Eldorado Gold Corp.	2,999	9,185
Element Financial Corp.*	194	2,484
Enbridge, Inc.	3,093	109,851
Encana Corp.	2,953	24,589
Finning International, Inc.	1,067	15,676

	Number of Shares	Value
Canada (Continued)
First Capital Realty, Inc.	1,748	$25,642
First Quantum Minerals Ltd.	3,827	13,927
Fortis, Inc.	1,332	36,785
Franco-Nevada Corp.	573	27,542
Gildan Activewear, Inc.	260	8,066
Goldcorp, Inc.	3,078	36,393
Great-West Lifeco, Inc.	1,332	36,196
H&R Real Estate Investment Trust REIT	1,332	21,405
Husky Energy, Inc.	1,332	17,983
Imperial Oil Ltd.	1,214	39,435
Inter Pipeline Ltd.	1,332	23,160
Keyera Corp.	462	13,779
Kinross Gold Corp.*	4,904	9,584
Linamar Corp.	66	3,724
Loblaw Cos. Ltd.	1,041	52,555
Magna International, Inc.	1,219	55,443
Manulife Financial Corp.	6,753	111,147
MEG Energy Corp.*	714	5,983
Methanex Corp.	154	6,050
Metro, Inc.	308	8,870
Open Text Corp.	154	7,482
Pembina Pipeline Corp.	1,332	30,571
Peyto Exploration & Development Corp. (b)	934	18,988
Potash Corp. of Saskatchewan, Inc.	3,382	68,453
Power Corp. of Canada	1,332	31,249
Power Financial Corp.	1,332	33,822
PrairieSky Royalty Ltd.	614	11,793
Restaurant Brands International, Inc.	949	34,664
Rogers Communications, Inc., Class B	1,332	51,377
Royal Bank of Canada	6,802	387,507
Saputo, Inc.	106	2,595
Seven Generations Energy Ltd., Class A*	700	8,214
Shaw Communications, Inc., Class B	1,752	36,366
Silver Wheaton Corp.	1,486	19,528
SNC-Lavalin Group, Inc.	684	21,727
Sun Life Financial, Inc.	2,509	82,741
Suncor Energy, Inc. (b)	5,269	145,588
Teck Resources Ltd., Class B	2,005	8,528
TELUS Corp.	1,067	33,909
Toronto-Dominion Bank (The)	6,634	270,934
Tourmaline Oil Corp.*	815	15,495
TransCanada Corp.	2,653	83,715
Turquoise Hill Resources Ltd.*	8,161	21,511
Veresen, Inc.	797	6,254
Vermilion Energy, Inc.	260	7,786
West Fraser Timber Co. Ltd.	200	8,210
Yamana Gold, Inc.	3,670	7,750

		3,839,731

Chile — 0.3%
AES Gener SA	2,173	946
Aguas Andinas SA, Class A	5,216	2,593
Antofagasta PLC (b)	1,436	10,976
Banco de Chile	357,002	35,602
Banco de Credito e Inversiones	216	8,015
Banco Santander Chile	542,459	24,198

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Chile (Continued)
Cencosud SA	6,059	$12,775
Cia Cervecerias Unidas SA	1,010	11,284
Colbun SA	23,217	5,744
Corpbanca SA	962,136	8,146
Empresa Nacional de Electricidad SA	8,827	10,465
Empresa Nacional de Telecomunicaciones SA	311	2,781
Empresas CMPC SA	6,329	13,257
Empresas Copec SA	1,317	11,298
Enersis SA	58,751	14,309
LATAM Airlines Group SA*	385	2,070
SACI Falabella	3,503	21,129

		195,588

China — 5.0%
58.com, Inc., ADR*	200	12,042
AAC Technologies Holdings, Inc.	3,139	22,004
Agricultural Bank of China Ltd., Class H	94,135	36,059
Air China Ltd., Class H	21,124	17,028
Alibaba Group Holding Ltd., ADR*	3,700	311,096
Aluminum Corp. of China Ltd., Class H*(b)	21,845	6,959
Anhui Conch Cement Co. Ltd., Class H	7,081	19,316
Anta Sports Products Ltd.	3,314	10,023
AviChina Industry & Technology Co. Ltd., Class H	9,447	8,017
Baidu, Inc., ADR*	1,000	217,970
Bank of China Ltd., Class H	390,477	173,244
Bank of Communications Co. Ltd., Class H	39,658	27,620
Beijing Capital International Airport Co. Ltd., Class H	17,231	19,223
Belle International Holdings Ltd.	19,705	17,231
Byd Co. Ltd., Class H*	2,229	12,046
CAR, Inc.*	1,800	3,376
CGN Power Co. Ltd., Class H, 144A	21,969	8,500
China Cinda Asset Management Co. Ltd., Class H	28,519	10,557
China CITIC Bank Corp. Ltd., Class H*	33,534	21,149
China Communications Construction Co. Ltd., Class H	27,067	31,279
China Communications Services Corp. Ltd., Class H	23,588	9,096
China Conch Venture Holdings Ltd.	1,700	3,565
China Construction Bank Corp., Class H	253,270	174,107
China COSCO Holdings Co. Ltd., Class H*(b)	3,731	2,232
China Everbright Bank Co. Ltd., Class H	31,842	14,374
China Galaxy Securities Co. Ltd., Class H	10,665	9,711
China Huishan Dairy Holdings Co. Ltd. (b)	16,957	6,299
China International Marine Containers Group Co. Ltd., Class H	3,420	5,981
China Life Insurance Co. Ltd., Class H	21,199	73,138
China Longyuan Power Group Corp. Ltd., Class H	11,801	9,817
China Medical System Holdings Ltd.	3,103	4,282
China Mengniu Dairy Co. Ltd.	20,564	32,729
China Merchants Bank Co. Ltd., Class H	16,644	39,112
China Minsheng Banking Corp. Ltd., Class H	26,910	25,787

	Number of Shares	Value
China (Continued)
China National Building Material Co. Ltd., Class H	5,427	$2,912
China Oilfield Services Ltd., Class H	1,184	1,177
China Pacific Insurance Group Co. Ltd., Class H	10,623	43,706
China Petroleum & Chemical Corp., Class H	90,172	55,242
China Railway Construction Corp. Ltd., Class H	8,970	11,916
China Railway Group Ltd., Class H	6,208	5,156
China Shenhua Energy Co. Ltd., Class H	10,559	16,478
China Shipping Container Lines Co. Ltd., Class H*	11,132	4,192
China Southern Airlines Co. Ltd., Class H	6,000	4,388
China Telecom Corp. Ltd., Class H	47,190	23,128
China Vanke Co. Ltd., Class H	5,833	14,535
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,928	7,031
CITIC Securities Co. Ltd., Class H	4,797	11,000
CNOOC Ltd.	53,688	59,411
Country Garden Holdings Co. Ltd.	43,230	16,225
CRRC Corp. Ltd., Class H	12,393	15,856
CSPC Pharmaceutical Group Ltd.	13,966	13,131
Ctrip.com International, Ltd., ADR*	600	64,206
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A(b)	519	3,082
Datang International Power Generation Co. Ltd., Class H	23,588	7,606
Dongfeng Motor Group Co. Ltd., Class H	6,171	8,389
ENN Energy Holdings Ltd.	1,743	8,835
Evergrande Real Estate Group Ltd.	8,927	7,035
Fosun International Ltd.	16,043	28,637
Geely Automobile Holdings Ltd.	10,782	5,660
GF Securities Co. Ltd., Class H*	2,220	5,377
GOME Electrical Appliances Holding Ltd.	44,358	7,609
Great Wall Motor Co. Ltd., Class H	10,434	12,798
Guangzhou Automobile Group Co. Ltd., Class H	21,321	20,404
Guangzhou R&F Properties Co. Ltd., Class H	14,710	16,563
Haitong Securities Co. Ltd., Class H	6,149	10,611
Hengan International Group Co. Ltd.	3,543	35,597
Huadian Power International Corp. Ltd., Class H	12,695	8,023
Huaneng Power International, Inc., Class H	23,600	20,576
Huatai Securities Co. Ltd., Class H, 144A*	2,469	5,974
Industrial & Commercial Bank of China Ltd., Class H	240,113	145,242
JD.com, Inc., ADR*	1,200	36,816
Jiangsu Expressway Co. Ltd., Class H	3,965	5,134
Kingsoft Corp. Ltd.	2,374	6,307
Lenovo Group Ltd.	27,954	29,564
Longfor Properties Co. Ltd.	11,263	15,427
Luye Pharma Group Ltd.*	2,743	2,388
NetEase, Inc., ADR	300	49,998
New China Life Insurance Co. Ltd., Class H	3,689	15,273
New Oriental Education & Technology Group, Inc., ADR	500	14,510

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
China (Continued)
People’s Insurance Co. (Group) of China Ltd., Class H	23,588	$12,169
PetroChina Co. Ltd., Class H	67,868	48,231
PICC Property & Casualty Co. Ltd., Class H	20,609	44,708
Ping An Insurance Group Co. of China Ltd., Class H	15,868	86,877
Qihoo 360 Technology Co. Ltd., ADR*	300	20,370
Qunar Cayman Islands Ltd., ADR*	200	9,006
Semiconductor Manufacturing International Corp.*	70,324	7,347
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,537	10,312
Shanghai Electric Group Co. Ltd., Class H (b)	20,912	12,680
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (b)	1,083	3,506
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,634	7,977
Shenzhou International Group Holdings Ltd.	2,050	10,761
Sihuan Pharmaceutical Holdings Group Ltd.	6,973	3,514
Sino-Ocean Land Holdings Ltd.	9,354	5,248
Sinopec Engineering Group Co. Ltd., Class H	13,575	10,505
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	37,938	13,554
Sinopharm Group Co. Ltd., Class H	4,017	16,864
Soho China Ltd.	30,049	12,247
SouFun Holdings Ltd., ADR	800	5,360
Sunac China Holdings Ltd.	2,147	1,432
TAL Education Group, ADR*	100	4,404
Tencent Holdings Ltd.	20,381	405,599
Tingyi Cayman Islands Holding Corp.	1,418	2,052
TravelSky Technology Ltd., Class H	3,300	5,644
Tsingtao Brewery Co. Ltd., Class H	2,364	10,595
Vipshop Holdings Ltd., ADR*	1,300	21,489
Want Want China Holdings Ltd.	35,398	27,804
Weichai Power Co. Ltd., Class H	5,390	5,561
Yanzhou Coal Mining Co. Ltd., Class H	2,168	990
Youku Tudou, Inc., ADR*	300	8,061
YY, Inc., ADR*	100	6,058
Zhejiang Expressway Co. Ltd., Class H	14,899	18,101
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,643	17,453
Zijin Mining Group Co. Ltd., Class H	50,676	12,680
ZTE Corp., Class H	4,242	9,531

		3,196,784

Colombia — 0.0%
Cementos Argos SA	615	1,831
Corp. Financiera Colombiana SA — CD	579	6,555
Corp. Financiera Colombiana SA — ND*	5	61
Grupo Argos SA	533	2,651
Grupo de Inversiones Suramericana SA	899	9,251

		20,349

	Number of Shares	Value
Czech Republic — 0.1%
CEZ AS	530	$9,631
Komercni Banka AS	156	31,701
O2 Czech Republic AS	100	1,007

		42,339

Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	24	35,995
A.P. Moeller — Maersk A/S, Class B	37	56,487
Carlsberg A/S, Class B	370	31,466
Chr Hansen Holding A/S	205	12,864
Coloplast A/S, Class B (b)	422	34,245
Danske Bank A/S	2,525	67,764
DSV A/S	692	26,912
ISS A/S	455	15,871
Novo Nordisk A/S, Class B	7,132	392,909
Novozymes A/S, Class B	852	40,965
Pandora A/S	495	58,676
TDC A/S	2,922	15,349
Tryg A/S	265	5,160
Vestas Wind Systems A/S	893	58,264
William Demant Holding A/S*(b)	105	10,082

		863,009

Egypt — 0.1%
Commercial International Bank Egypt SAE	10,762	59,156
Talaat Moustafa Group	19,000	14,293

		73,449

Finland — 0.7%
Elisa OYJ	633	23,582
Fortum OYJ	1,705	24,896
Kone OYJ, Class B	1,168	49,843
Metso OYJ	631	15,667
Neste OYJ	527	15,189
Nokia OYJ	14,431	104,213
Nokian Renkaat OYJ	530	20,803
Orion OYJ, Class B	368	12,290
Sampo OYJ, Class A	1,464	72,575
Stora Enso OYJ, Class R	2,072	20,469
UPM-Kymmene OYJ	1,967	37,554
Wartsila OYJ Abp	582	26,158

		423,239

France — 7.1%
Accor SA	582	24,560
Aeroports de Paris	156	17,669
Air Liquide SA	1,260	153,759
Airbus Group SE	2,232	161,396
Alcatel-Lucent*	11,141	43,882
Alstom SA*(b)	857	26,634
Arkema SA	297	21,398
Atos SE	318	26,035
AXA SA	10,013	270,933
BNP Paribas SA	3,986	236,301
Bollore SA	2,160	9,943
Bouygues SA	633	23,829
Bureau Veritas SA	852	17,549
Cap Gemini SA	581	53,602

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
France (Continued)
Carrefour SA	1,947	$60,026
Casino Guichard-Perrachon SA	158	9,034
Christian Dior SE	211	38,612
Cie de Saint-Gobain	1,648	72,834
Cie Generale des Etablissements Michelin	707	70,888
CNP Assurances	586	8,160
Credit Agricole SA	3,417	41,229
Danone SA	1,896	132,873
Dassault Systemes SA	516	41,068
Edenred	728	15,087
Electricite de France	957	14,262
Engie	4,924	85,788
Essilor International SA	695	90,723
Eurazeo SA	161	10,824
Eutelsat Communications SA	634	18,923
Fonciere des Regions REIT	104	9,224
Gecina SA REIT	156	18,839
Groupe Eurotunnel SE	1,758	22,465
Hermes International	54	19,013
ICADE REIT	159	11,218
Iliad SA	106	23,642
Imerys SA	158	10,709
Ingenico Group	200	25,178
JCDecaux SA	317	11,753
Kering	264	45,619
Klepierre REIT	502	22,785
Lagardere SCA	640	18,886
Legrand SA	957	56,299
L’Oreal SA	830	146,974
LVMH Moet Hennessy Louis Vuitton SE (b)	1,041	174,604
Natixis SA	3,525	21,378
Numericable-SFR SAS*	454	19,439
Orange SA (b)	7,014	121,238
Pernod Ricard SA	693	78,857
Peugeot SA*	1,658	29,622
Publicis Groupe SA	696	43,915
Remy Cointreau SA (b)	90	6,384
Renault SA	727	73,362
Rexel SA	1,063	14,561
Safran SA	909	67,113
Sanofi	4,412	393,336
Schneider Electric SE	1,920	121,714
SCOR SE	520	20,394
Societe BIC SA	94	15,463
Societe Generale SA	4,258	203,255
Sodexo SA	264	26,097
Suez Environnement Co.	1,168	22,145
Technip SA	370	19,394
Thales SA	363	27,027
Total SA (b)	7,814	388,025
Unibail-Rodamco SE REIT	450	115,581
Valeo SA	317	49,083
Veolia Environnement SA	1,489	35,696
Vinci SA	1,705	110,895
Vivendi SA	4,729	99,578
Wendel SA	156	18,592
Zodiac Aerospace	633	17,141

		4,574,314

	Number of Shares	Value
Germany — 6.2%
adidas AG	757	$73,254
Allianz SE	1,692	299,704
Axel Springer SE	209	11,668
BASF SE	3,506	290,191
Bayer AG	3,076	410,467
Bayerische Motoren Werke AG	1,308	142,757
Beiersdorf AG	315	29,334
Brenntag AG	529	28,901
Commerzbank AG*	3,607	39,710
Continental AG	413	99,794
Daimler AG	3,807	340,807
Deutsche Bank AG (c)	4,926	126,497
Deutsche Boerse AG	692	59,360
Deutsche Lufthansa AG*	906	12,985
Deutsche Post AG	3,727	108,938
Deutsche Telekom AG	11,701	215,790
Deutsche Wohnen AG	957	26,334
E.ON SE	7,170	68,149
Fraport AG Frankfurt Airport Services Worldwide	158	9,664
Fresenius Medical Care AG & Co. KGaA	721	59,570
Fresenius SE & Co. KGaA	1,310	96,179
GEA Group AG	686	28,470
Hannover Rueck SE	209	24,456
HeidelbergCement AG	527	41,960
Henkel AG & Co. KGaA	316	30,332
Hugo Boss AG	156	13,512
Infineon Technologies AG	3,799	56,314
K+S AG (b)	641	18,245
Kabel Deutschland Holding AG	105	12,847
LANXESS AG	421	21,440
Linde AG	720	125,708
MAN SE	52	5,161
Merck KGaA	424	43,427
Metro AG	453	15,105
Muenchener Rueckversicherungs-Gesellschaft AG	621	125,154
OSRAM Licht AG	368	15,537
ProSiebenSat.1 Media SE	904	47,469
RWE AG	1,701	19,571
SAP SE	3,660	288,436
Siemens AG	3,004	311,483
Symrise AG	475	32,149
Telefonica Deutschland Holding AG	1,010	5,678
ThyssenKrupp AG	1,597	33,991
TUI AG	2,172	36,049
United Internet AG	475	25,319
Volkswagen AG (b)	147	21,946
Vonovia SE	1,014	31,428
Zalando SE, 144A*	200	6,783

		3,988,023

Hong Kong — 3.3%
AIA Group Ltd.	36,815	219,842
Alibaba Health Information Technology Ltd.*	8,897	6,805
Alibaba Pictures Group Ltd.*	29,996	7,312
ASM Pacific Technology Ltd.	1,186	9,032

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Bank of East Asia Ltd. (The)	3,543	$12,658
Beijing Enterprises Holdings Ltd.	3,543	22,094
Beijing Enterprises Water Group Ltd.*	17,677	13,816
BOC Hong Kong (Holdings) Ltd.	10,623	32,540
Brilliance China Automotive Holdings Ltd.	17,219	21,897
Cathay Pacific Airways Ltd.	4,290	7,569
Cheung Kong Infrastructure Holdings Ltd.	364	3,188
Cheung Kong Property Holdings Ltd.	9,530	62,133
China Everbright International Ltd.	11,801	17,869
China Everbright Ltd.	1,305	3,006
China Gas Holdings Ltd.	4,035	5,735
China Jinmao Holdings Group Ltd.	34,065	10,325
China Merchants Holdings International Co. Ltd.	1,967	6,393
China Mobile Ltd.	30,394	345,357
China Overseas Land & Investment Ltd.	20,556	68,136
China Resources Beer (Holdings) Co. Ltd.	3,064	5,959
China Resources Gas Group Ltd.	4,663	13,020
China Resources Land Ltd.	1,784	4,797
China Resources Power Holdings Co. Ltd.	11,139	20,975
China State Construction International Holdings Ltd.	4,137	6,243
China Taiping Insurance Holdings Co. Ltd.*	6,096	18,358
China Unicom (Hong Kong) Ltd.	23,609	29,232
CITIC Ltd.	2,904	5,094
CK Hutchison Holdings Ltd.	11,225	147,235
CLP Holdings Ltd.	5,895	49,268
Far East Horizon Ltd.	11,801	10,243
First Pacific Co. Ltd.	6,244	3,882
Galaxy Entertainment Group Ltd.	8,823	25,945
GCL-Poly Energy Holdings Ltd.*(b)	58,792	11,147
Goldin Properties Holdings Ltd.*	4,621	3,636
Guangdong Investment Ltd.	23,600	32,203
Haier Electronics Group Co. Ltd.	1,418	2,542
Hanergy Thin Film Power Group Ltd.*	36,104	16,094
Hang Lung Properties Ltd.	11,191	26,211
Hang Seng Bank Ltd.	2,365	42,856
Henderson Land Development Co. Ltd.	7,354	45,290
HKT Trust and HKT Ltd. (a)	6,309	7,991
Hong Kong and China Gas Co. Ltd.	27,490	53,963
Hong Kong Exchanges & Clearing Ltd.	4,174	108,745
Hongkong Land Holdings Ltd.	3,400	23,766
Hysan Development Co. Ltd.	1,745	7,371
Imperial Pacific International Holdings Ltd.*	123,500	3,966
Kerry Properties Ltd.	2,365	6,665
Kunlun Energy Co. Ltd.	23,600	20,667
Li & Fung Ltd.	25,034	17,242
Link REIT (The)	8,609	52,353
Melco Crown Entertainment Ltd., ADR	200	3,250
MTR Corp. Ltd.	3,615	16,785
New World China Land Ltd.	19,438	13,337
New World Development Co. Ltd.	23,402	23,301
Nine Dragons Paper Holdings Ltd.	8,252	4,800
Noble Group Ltd.	46,200	13,920
NWS Holdings Ltd.	9,638	13,524
PCCW Ltd.	16,637	10,064
Power Assets Holdings Ltd.	4,714	42,103

	Number of Shares	Value
Hong Kong (Continued)
Shangri-La Asia Ltd.	1,915	$1,781
Shimao Property Holdings Ltd.	7,394	12,340
Sino Biopharmaceutical Ltd.	21,241	20,026
Sino Land Co. Ltd.	19,188	28,460
SJM Holdings Ltd.	11,801	8,660
Sun Art Retail Group Ltd.	17,298	13,587
Sun Hung Kai Properties Ltd.	6,939	85,289
Swire Pacific Ltd., Class A	2,957	32,265
Swire Properties Ltd.	3,451	10,015
Techtronic Industries Co. Ltd.	5,139	20,845
WH Group Ltd., 144A*	14,389	7,423
Wharf Holdings Ltd. (The)	4,891	28,071
Wheelock & Co. Ltd.	892	3,854
Yue Yuen Industrial (Holdings) Ltd.	2,413	8,761
Yuexiu Property Co. Ltd.	67,937	11,391

		2,132,518

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	311	14,269
OTP Bank PLC	991	20,444
Richter Gedeon Nyrt	1,519	28,858

		63,571

India — 1.2%
Dr. Reddy’s Laboratories Ltd., ADR	1,149	53,819
ICICI Bank Ltd., ADR	19,139	159,045
Infosys Ltd., ADR	6,028	100,547
Larsen & Toubro Ltd., GDR	4,716	96,678
Reliance Industries Ltd., GDR, 144A	5,764	164,562
Tata Motors Ltd., ADR*	3,484	109,990
Wipro Ltd., ADR	5,184	65,060

		749,701

Indonesia — 0.5%
PT Adaro Energy Tbk	87,819	3,491
PT Astra Agro Lestari Tbk	5,323	6,521
PT Astra International Tbk	72,814	31,183
PT Bank Central Asia Tbk	47,909	42,853
PT Bank Danamon Indonesia Tbk	32,815	6,701
PT Bank Mandiri Persero Tbk	29,197	17,938
PT Bank Negara Indonesia Persero Tbk	23,948	8,257
PT Bank Rakyat Indonesia Persero Tbk	38,594	30,058
PT Bumi Serpong Damai Tbk	48,916	5,958
PT Charoen Pokphand Indonesia Tbk	33,692	7,708
PT Global Mediacom Tbk	33,284	2,009
PT Gudang Garam Tbk	2,658	9,395
PT Indocement Tunggal Prakarsa Tbk	6,653	8,992
PT Indofood CBP Sukses Makmur Tbk	6,653	6,071
PT Indofood Sukses Makmur Tbk	13,308	4,689
PT Jasa Marga Persero Tbk	13,897	4,520
PT Kalbe Farma Tbk	103,838	10,020
PT Lippo Karawaci Tbk	119,721	11,120
PT Matahari Department Store Tbk	10,899	12,329
PT Media Nusantara Citra Tbk	22,613	2,656
PT Perusahaan Gas Negara Persero Tbk	43,923	8,429
PT Semen Indonesia Persero Tbk	13,308	10,220
PT Summarecon Agung Tbk	27,983	3,135
PT Surya Citra Media Tbk	27,956	6,123

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Telekomunikasi Indonesia Persero Tbk	180,997	$38,332
PT Tower Bersama Infrastructure Tbk*	14,643	6,430
PT Unilever Indonesia Tbk	10,650	28,290
PT United Tractors Tbk	5,632	6,635
PT XL Axiata Tbk*	22,613	5,655

		345,718

Ireland — 0.6%
Bank of Ireland*	84,733	31,602
CRH PLC	2,519	74,121
Experian PLC	3,452	64,000
James Hardie Industries PLC CDI (d)	1,912	22,622
Kerry Group PLC, Class A	416	33,575
Shire PLC	2,167	151,632

		377,552

Israel — 0.6%
Azrieli Group	296	11,400
Bank Hapoalim BM	5,212	26,952
Bank Leumi Le-Israel BM*	8,192	29,602
Bezeq The Israeli Telecommunication Corp. Ltd.	9,827	21,169
Check Point Software Technologies Ltd.*	400	34,916
Delek Group Ltd.	46	10,365
Israel Chemicals Ltd.	3,717	18,693
Mizrahi Tefahot Bank Ltd.	959	11,347
NICE Systems Ltd.	400	24,300
Teva Pharmaceutical Industries Ltd.	3,329	203,873

		392,617

Italy — 1.7%
Assicurazioni Generali SpA	4,083	77,650
Atlantia SpA	1,648	43,530
Banco Popolare SC*	674	9,720
Enel Green Power SpA	7,394	15,616
Enel SpA	25,211	111,181
Eni SpA	9,067	147,719
EXOR SpA	315	14,118
Finmeccanica SpA*	1,940	28,101
Intesa Sanpaolo SpA	75,783	260,062
Intesa Sanpaolo SpA-RSP	3,830	12,035
Luxottica Group SpA	528	35,312
Mediobanca SpA	4,341	41,599
Prysmian SpA	745	16,294
Saipem SpA*(b)	994	8,591
Snam SpA	7,710	39,182
Telecom Italia SpA*(b)	36,745	47,519
Telecom Italia SpA-RSP	22,817	26,277
Terna Rete Elettrica Nazionale SpA	6,169	30,373
UniCredit SpA	15,656	91,887
Unione di Banche Italiane SpA	1,945	13,234
UnipolSai SpA	3,717	9,590

		1,079,590

Japan — 16.6%
Acom Co. Ltd.*	4,500	22,336
Aeon Co. Ltd.	5,000	77,579
AEON Financial Service Co. Ltd.	200	4,608

	Number of Shares	Value
Japan (Continued)
AISIN SEIKI Co. Ltd.	300	$12,015
Ajinomoto Co., Inc.	1,000	22,929
Alfresa Holdings Corp.	100	1,982
Alps Electric Co. Ltd.	500	15,719
Amada Holdings Co. Ltd.	1,100	10,830
ANA Holdings, Inc.	1,000	2,815
Asahi Glass Co. Ltd.	1,000	5,881
Asahi Group Holdings Ltd.	3,800	119,155
Asahi Kasei Corp.	2,000	13,682
ASICS Corp.	200	4,569
Astellas Pharma, Inc.	10,600	149,270
Bandai Namco Holdings, Inc.	200	4,453
Bridgestone Corp.	3,600	128,091
Brother Industries Ltd.	300	3,590
Calbee, Inc.	100	4,135
Canon, Inc.	5,300	159,990
Casio Computer Co. Ltd.	500	11,028
Central Japan Railway Co.	300	53,578
Chubu Electric Power Co., Inc.	4,900	67,609
Chugai Pharmaceutical Co. Ltd.	200	6,986
Chugoku Electric Power Co., (The), Inc.	100	1,281
Citizen Holdings Co. Ltd.	5,100	37,701
Credit Saison Co. Ltd.	100	1,888
Daicel Corp.	300	4,392
Daihatsu Motor Co. Ltd.	100	1,298
Dai-ichi Life Insurance Co. Ltd. (The)	5,100	88,245
Daiichi Sankyo Co. Ltd.	4,300	88,620
Daikin Industries Ltd.	500	35,134
Daito Trust Construction Co. Ltd.	300	31,170
Daiwa House Industry Co. Ltd.	100	2,786
Daiwa Securities Group, Inc.	1,000	6,469
DENSO Corp.	900	42,938
Dentsu, Inc.	400	22,453
Don Quijote Holdings Co. Ltd.	200	7,920
East Japan Railway Co.	800	75,516
Eisai Co. Ltd.	700	45,474
FANUC Corp.	500	89,033
Fast Retailing Co. Ltd.	100	40,439
Fuji Electric Co. Ltd.	1,000	4,606
Fuji Heavy Industries Ltd.	3,200	132,263
FUJIFILM Holdings Corp.	600	24,302
Fujitsu Ltd.	5,000	25,248
GungHo Online Entertainment, Inc.	100	309
Hakuhodo DY Holdings, Inc.	200	2,148
Hamamatsu Photonics KK	300	7,518
Hankyu Hanshin Holdings, Inc.	1,000	6,401
Hino Motors Ltd.	300	3,643
Hirose Electric Co. Ltd.	100	12,169
Hitachi Ltd.	35,200	207,769
Hokuhoku Financial Group, Inc.	52,500	111,312
Hokuriku Electric Power Co.	100	1,367
Honda Motor Co. Ltd.	5,400	175,555
Hoshizaki Electric Co. Ltd.	200	14,054
Hoya Corp.	2,400	97,287
Hulic Co. Ltd.	3,800	34,882
Idemitsu Kosan Co. Ltd.	200	3,311
IHI Corp.	2,000	5,232

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Iida Group Holdings Co. Ltd.	200	$3,890
INPEX Corp.	4,700	46,675
Isetan Mitsukoshi Holdings Ltd.	4,300	65,565
Isuzu Motors Ltd.	1,000	11,251
ITOCHU Corp.	5,000	61,007
Itochu Techno-Solutions Corp.	100	2,066
Iyo Bank Ltd. (The)	5,000	49,838
J. Front Retailing Co. Ltd.	200	3,300
Japan Airlines Co. Ltd.	100	3,420
Japan Airport Terminal Co. Ltd.	100	5,045
Japan Exchange Group, Inc.	1,200	18,814
Japan Prime Realty Investment Corp. REIT	1	3,452
Japan Real Estate Investment Corp. REIT	2	9,521
Japan Retail Fund Investment Corp. REIT	3	5,739
Japan Tobacco, Inc.	5,300	189,870
JFE Holdings, Inc.	3,800	59,948
JGC Corp.	1,000	16,994
JSR Corp.	100	1,574
JTEKT Corp.	2,600	48,072
JX Holdings, Inc.	10,400	42,183
Kajima Corp.	2,000	10,983
Kakaku.com, Inc.	400	7,630
Kaneka Corp.	1,000	9,862
Kansai Electric Power Co., (The), Inc.*	5,200	58,294
Kansai Paint Co. Ltd.	400	6,310
Kao Corp.	2,700	138,422
Kawasaki Heavy Industries Ltd.	3,000	11,917
KDDI Corp.	8,200	203,701
Keihan Electric Railway Co. Ltd.	3,000	20,008
Keikyu Corp.	1,000	8,099
Keio Corp.	1,000	8,213
Keisei Electric Railway Co. Ltd.	1,000	12,007
Keyence Corp.	100	54,200
Kikkoman Corp.	1,000	32,941
Kintetsu Group Holdings Co. Ltd.	5,000	19,171
Kirin Holdings Co. Ltd.	500	7,033
Kobe Steel Ltd.	1,000	1,170
Koito Manufacturing Co. Ltd.	200	8,123
Komatsu Ltd.	5,300	87,659
Konami Holdings Corp.	300	7,021
Konica Minolta, Inc.	5,100	53,610
KOSE Corp.	100	10,463
Kubota Corp.	2,000	33,363
Kuraray Co. Ltd.	4,900	62,374
Kurita Water Industries Ltd.	400	8,634
Kyocera Corp.	500	23,180
Kyowa Hakko Kirin Co. Ltd.	1,000	17,620
Kyushu Electric Power Co., Inc.*	4,300	45,096
Lawson, Inc.	100	7,595
LIXIL Group Corp.	400	9,352
M3, Inc.	200	4,400
Mabuchi Motor Co. Ltd.	100	5,760
Makita Corp.	100	5,678
Marubeni Corp.	15,300	84,765
Marui Group Co. Ltd.	2,900	43,017
Mazda Motor Corp.	3,300	68,560
McDonald’s Holdings Co. Japan Ltd.	100	2,429

	Number of Shares	Value
Japan (Continued)
Medipal Holdings Corp.	100	$1,752
MEIJI Holdings Co. Ltd.	200	16,003
Minebea Co. Ltd.	1,100	12,072
Mitsubishi Chemical Holdings Corp.	10,000	65,532
Mitsubishi Corp.	5,400	90,892
Mitsubishi Electric Corp.	3,000	33,217
Mitsubishi Estate Co. Ltd.	2,000	42,071
Mitsubishi Heavy Industries Ltd.	4,000	20,474
Mitsubishi Materials Corp.	1,000	3,534
Mitsubishi Motors Corp.	4,600	40,955
Mitsubishi Tanabe Pharma Corp.	100	1,747
Mitsubishi UFJ Financial Group, Inc.	53,700	344,622
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,900	46,777
Mitsui & Co. Ltd.	10,500	128,798
Mitsui Chemicals, Inc.	2,000	8,335
Mixi, Inc.	300	12,283
Mizuho Financial Group, Inc.	98,800	199,446
MS&AD Insurance Group Holdings, Inc.	4,300	121,280
Murata Manufacturing Co. Ltd.	600	93,095
Nabtesco Corp.	300	6,280
Nagoya Railroad Co. Ltd.	3,000	12,088
NEC Corp.	4,000	13,387
Nexon Co. Ltd.	2,100	33,317
NGK Insulators Ltd.	1,000	23,193
NGK Spark Plug Co. Ltd.	300	8,176
NHK Spring Co. Ltd.	200	2,055
Nidec Corp.	700	54,123
Nikon Corp.	100	1,342
Nintendo Co. Ltd.	500	76,787
Nippon Building Fund, Inc. REIT	2	9,439
Nippon Express Co. Ltd.	1,000	4,517
Nippon Paint Holdings Co. Ltd.	600	15,037
Nippon Prologis REIT, Inc.	2	3,508
Nippon Steel & Sumitomo Metal Corp.	5,410	108,661
Nippon Telegraph & Telephone Corp.	900	33,375
Nippon Yusen KK	1,000	2,600
Nissan Motor Co. Ltd.	10,800	115,326
Nisshin Seifun Group, Inc.	3,550	55,773
Nitori Holdings Co. Ltd.	100	8,237
Nitto Denko Corp.	400	26,957
NOK Corp.	100	2,697
Nomura Holdings, Inc.	15,200	90,163
Nomura Real Estate Master Fund, Inc. REIT*	2	2,413
Nomura Research Institute Ltd.	820	31,008
NSK Ltd.	2,700	33,975
NTT Data Corp.	500	24,370
NTT DOCOMO, Inc.	5,200	98,340
NTT Urban Development Corp.	5,200	50,691
Obayashi Corp.	1,000	9,236
Odakyu Electric Railway Co. Ltd.	1,000	10,171
Oji Holdings Corp.	1,000	4,338
Olympus Corp.	200	7,977
Omron Corp.	200	7,352
Ono Pharmaceutical Co. Ltd.	200	32,023
Oracle Corp. Japan	100	4,874
Oriental Land Co. Ltd.	300	17,052
ORIX Corp.	5,100	73,600

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Osaka Gas Co. Ltd.	1,000	$3,713
OTSUKA Corp.	100	5,012
Otsuka Holdings Co. Ltd.	400	13,251
Panasonic Corp.	10,700	121,472
Park24 Co. Ltd.	300	6,093
Rakuten, Inc.	4,500	56,734
Recruit Holdings Co. Ltd.	200	6,247
Resona Holdings, Inc.	10,600	51,734
Ricoh Co. Ltd.	5,100	52,284
Rinnai Corp.	100	8,952
ROHM Co. Ltd.	200	10,755
Ryohin Keikaku Co. Ltd.	100	21,576
Santen Pharmaceutical Co. Ltd.	500	7,929
SBI Holdings, Inc.	300	3,400
Secom Co. Ltd.	300	20,561
Sega Sammy Holdings, Inc.	100	1,080
Seibu Holdings, Inc.	200	4,221
Seiko Epson Corp.	400	6,301
Sekisui Chemical Co. Ltd.	400	4,767
Sekisui House Ltd.	4,900	82,854
Seven & i Holdings Co. Ltd.	4,400	197,303
Seven Bank Ltd.	10,300	45,099
Shikoku Electric Power Co., Inc.	100	1,432
Shimadzu Corp.	1,000	16,182
Shimano, Inc.	100	14,842
Shimizu Corp.	1,000	8,392
Shin-Etsu Chemical Co. Ltd.	3,300	186,660
Shinsei Bank Ltd.	1,000	1,901
Shionogi & Co. Ltd.	1,700	74,933
Shiseido Co. Ltd.	2,500	59,819
Showa Shell Sekiyu KK	800	7,051
SMC Corp.	100	26,499
SoftBank Group Corp.	4,300	228,344
Sohgo Security Services Co. Ltd.	200	9,618
Sompo Japan Nipponkoa Holdings, Inc.	100	3,083
Sony Corp.	5,200	134,203
Stanley Electric Co. Ltd.	100	2,214
Sumitomo Chemical Co. Ltd.	3,000	17,206
Sumitomo Corp.	4,900	52,045
Sumitomo Dainippon Pharma Co. Ltd.	100	1,203
Sumitomo Electric Industries Ltd.	4,800	68,315
Sumitomo Heavy Industries Ltd.	1,000	4,744
Sumitomo Mitsui Financial Group, Inc.	5,400	206,042
Sumitomo Mitsui Trust Holdings, Inc.	33,100	126,377
Sumitomo Rubber Industries Ltd.	100	1,350
Suntory Beverage & Food Ltd.	100	3,903
Suzuki Motor Corp.	600	18,448
Sysmex Corp.	200	12,494
T&D Holdings, Inc.	4,900	68,664
Taiheiyo Cement Corp.	1,000	3,087
Taisei Corp.	2,000	12,331
Taiyo Nippon Sanso Corp.	100	956
Takeda Pharmaceutical Co. Ltd.	4,200	204,132
TDK Corp.	200	14,379
Teijin Ltd.	1,000	3,558
Terumo Corp.	2,800	89,391
THK Co. Ltd.	200	3,987

	Number of Shares	Value
Japan (Continued)
Tobu Railway Co. Ltd.	1,000	$4,874
Toho Co. Ltd.	100	2,660
Tohoku Electric Power Co., Inc.	4,900	57,558
Tokio Marine Holdings, Inc.	5,200	191,779
Tokyo Electric Power Co., Inc.*	7,800	47,776
Tokyo Electron Ltd.	500	33,298
Tokyo Gas Co. Ltd.	2,000	9,555
Tokyu Corp.	3,000	23,323
Tokyu Fudosan Holdings Corp.	10,000	67,344
TonenGeneral Sekiyu KK	1,000	9,651
Toray Industries, Inc.	2,000	18,180
Toshiba Corp.*	46,100	112,685
TOTO Ltd.	500	17,262
Toyo Seikan Group Holdings Ltd.	100	1,968
Toyota Industries Corp.	100	5,305
Toyota Motor Corp.	10,800	671,776
Toyota Tsusho Corp.	300	7,038
Trend Micro, Inc.	200	8,156
Unicharm Corp.	300	6,327
United Urban Investment Corp. REIT	49	65,280
USS Co. Ltd.	3,900	62,001
West Japan Railway Co.	400	25,264
Yahoo Japan Corp.	5,300	21,829
Yakult Honsha Co. Ltd.	100	4,939
Yamada Denki Co. Ltd.	5,300	23,852
Yamaha Corp.	100	2,518
Yamaha Motor Co. Ltd.	400	9,764
Yamato Holdings Co. Ltd.	4,600	87,964
Yaskawa Electric Corp.	200	2,640
Yokogawa Electric Corp.	200	2,388

		10,663,267

Jersey Island — 0.0%
Randgold Resources Ltd.	368	22,402

Luxembourg — 0.2%
ArcelorMittal (b)	3,352	16,440
Millicom International Cellular SA SDR	212	12,469
RTL Group SA	159	13,910
SES SA FDR	1,120	31,086
Tenaris SA	1,595	20,947

		94,852

Macau — 0.1%
MGM China Holdings Ltd.	5,463	7,187
Sands China Ltd.	8,746	29,554
Wynn Macau Ltd.	7,242	9,013

		45,754

Malaysia — 0.8%
Alliance Financial Group Bhd	10,600	8,900
AMMB Holdings Bhd	10,500	11,303
Astro Malaysia Holdings Bhd	15,600	10,427
Axiata Group Bhd	100	144
Berjaya Sports Toto Bhd	15,025	10,888
British American Tobacco Malaysia Bhd	100	1,357
Bumi Armada Bhd	5,050	1,232
Dialog Group Bhd	21,010	8,031

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
DiGi.Com Bhd	21,000	$24,625
Felda Global Ventures Holdings Bhd	15,800	6,559
Genting Malaysia Bhd	20,900	21,566
Genting Plantations Bhd	5,100	12,271
Hartalega Holdings Bhd	800	1,013
Hong Leong Bank Bhd	5,300	16,854
Hong Leong Financial Group Bhd	3,400	11,163
IHH Healthcare Bhd	15,700	23,344
IJM Corp. Bhd	10,400	8,293
IOI Corp. Bhd	15,600	15,915
Kuala Lumpur Kepong Bhd	5,100	27,438
Lafarge Malaysia Bhd	5,300	11,311
Malayan Banking Bhd	22,100	43,122
Malaysia Airports Holdings Bhd	5,200	6,610
Maxis Bhd	15,700	24,154
MISC Bhd	5,100	11,051
Petronas Chemicals Group Bhd	10,500	16,597
Petronas Dagangan Bhd	3,300	19,348
Petronas Gas Bhd	5,200	27,951
PPB Group Bhd	100	370
Public Bank Bhd	10,400	44,829
Sime Darby Bhd	10,400	19,293
Telekom Malaysia Bhd	10,400	15,878
Tenaga Nasional Bhd	5,700	17,859
UMW Holdings Bhd	5,300	9,919
YTL Corp. Bhd	12,400	4,595
YTL Power International Bhd	15,265	5,549

		499,759

Malta — 0.0%
Brait SE*	1,225	13,585

Mexico — 0.9%
Alfa SAB de CV, Class A	10,098	20,424
America Movil SAB de CV, Series L (b)	125,817	101,924
Arca Continental SAB de CV	1,332	8,384
Cemex SAB de CV*	41,905	26,566
Coca-Cola Femsa SAB de CV, Series L	1,332	10,291
Controladora Comercial Mexicana SAB de CV	1,332	4,218
El Puerto de Liverpool SAB de CV, Class C1	1,332	17,611
Fibra Uno Administracion SA de CV REIT	7,980	18,537
Fomento Economico Mexicano SAB de CV	7,526	72,830
Fresnillo PLC (e)	1,005	10,822
Gentera SAB de CV	3,988	7,808
Grupo Aeroportuario del Sureste SAB de CV, Class B	423	6,405
Grupo Bimbo SAB de CV, Series A*	5,323	14,731
Grupo Carso SAB de CV, Series A1	1,329	5,885
Grupo Comercial Chedraui SA de CV	1,332	3,618
Grupo Financiero Banorte SAB de CV, Class O	9,770	52,739
Grupo Financiero Inbursa SAB de CV, Class O	11,983	22,921
Grupo Financiero Santander Mexico SAB de CV, Class B	7,125	13,843
Grupo Mexico SAB de CV, Series B	14,643	32,054

	Number of Shares	Value
Mexico (Continued)
Grupo Televisa SAB, Series CPO	10,042	$56,545
Industrias Penoles SAB de CV	1,011	12,649
Kimberly-Clark de Mexico SAB de CV, Class A	5,323	12,577
Mexichem SAB de CV	3,988	9,872
OHL Mexico SAB de CV*	2,234	2,667
Promotora y Operadora de Infraestructura SAB de CV*	293	3,563
Wal-Mart de Mexico SAB de CV	19,958	52,826

		602,310

Netherlands — 2.5%
Aegon NV	6,702	41,041
Akzo Nobel NV	862	61,311
Altice NV, Class A*	1,113	17,098
Altice NV, Class B*	371	5,768
ASML Holding NV	1,341	123,930
Gemalto NV	315	19,875
Heineken Holding NV	350	27,535
Heineken NV	782	69,535
ING Groep NV	13,969	191,792
Koninklijke Ahold NV	2,788	60,651
Koninklijke Boskalis Westminster NV	400	17,801
Koninklijke DSM NV	633	32,206
Koninklijke KPN NV	11,802	44,902
Koninklijke Philips NV	3,483	95,237
Koninklijke Vopak NV	254	11,022
NN Group NV	866	29,581
NXP Semiconductors NV*	800	74,768
OCI NV*(b)	409	10,326
QIAGEN NV*	822	21,829
Randstad Holding NV	507	31,706
Royal Dutch Shell PLC, Class A	14,448	357,517
Royal Dutch Shell PLC, Class B	8,922	221,985
TNT Express NV	2,023	16,479
Wolters Kluwer NV	1,226	42,364

		1,626,259

New Zealand — 0.2%
Auckland International Airport Ltd.	11,209	38,957
Contact Energy Ltd.	7,799	25,566
Fletcher Building Ltd.	3,134	15,039
Meridian Energy Ltd.	9,828	15,009
Ryman Healthcare Ltd.	4,299	22,214
Spark New Zealand Ltd.	7,971	17,498

		134,283

Norway — 0.4%
DNB ASA	3,655	48,113
Gjensidige Forsikring ASA	957	15,450
Norsk Hydro ASA	5,058	19,556
Orkla ASA	3,105	25,224
Schibsted ASA, Class B*	63	2,197
Statoil ASA	3,804	58,829
Telenor ASA	2,911	50,747
Yara International ASA	718	33,237

		253,353

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*	1,244	$5,896
Southern Copper Corp. (b)	1,452	37,360

		43,256

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	13,820	16,593
Aboitiz Power Corp.	15,700	13,988
Alliance Global Group, Inc.	10,300	3,868
Ayala Corp.	1,060	16,707
Ayala Land, Inc.	26,400	18,957
Bank of the Philippine Islands	6,860	12,151
BDO Unibank, Inc.	6,340	13,584
DMCI Holdings Inc.	9,800	2,802
Energy Development Corp.	26,500	3,485
International Container Terminal Services, Inc.	5,290	8,248
JG Summit Holdings, Inc.	2,650	3,977
Jollibee Foods Corp.	2,640	11,257
Megaworld Corp.	48,100	4,531
Metro Pacific Investments Corp.	45,600	5,069
Metropolitan Bank & Trust Company	4,240	7,241
Philippine Long Distance Telephone Co.	190	8,263
SM Investments Corp.	1,030	18,463
SM Prime Holdings, Inc.	42,200	19,247
Universal Robina Corp.	5,280	22,625

		211,056

Poland — 0.4%
Alior Bank SA*	692	12,521
Bank Handlowy w Warszawie SA	159	2,824
Bank Pekao SA	799	27,098
Bank Zachodni WBK SA*	421	27,150
CCC SA	385	15,148
Cyfrowy Polsat SA*	5,198	30,948
LPP SA	13	21,901
Orange Polska SA	2,545	4,258
PGE Polska Grupa Energetyczna SA	5,948	19,517
Polski Koncern Naftowy Orlen SA	1,027	17,264
Polskie Gornictwo Naftowe i Gazownictwo SA	8,578	11,442
Powszechny Zaklad Ubezpieczen SA	3,160	30,184

		220,255

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*(b)	139,826	7,475
Banco Espirito Santo SA*	587	0
EDP — Energias de Portugal SA	9,166	30,554
Galp Energia SGPS SA	1,354	14,406
Jeronimo Martins SGPS SA	2,441	33,876

		86,311

Qatar — 0.2%
Barwa Real Estate Co.	852	8,890
Ezdan Holding Group QSC	2,275	9,988
Gulf International Services QSC	210	2,710
Industries Qatar QSC	367	10,127
Masraf Al Rayan	1,332	13,057

	Number of Shares	Value
Qatar (Continued)
Qatar Electricity & Water Co.	243	$13,011
Qatar Insurance Co. SAQ	296	6,754
Qatar Islamic Bank SAQ	103	3,295
Qatar National Bank SAQ	582	25,569
Vodafone Qatar QSC	756	2,541

		95,942

Romania — 0.0%
New Europe Property Investments PLC	300	3,455

Russia — 0.7%
Gazprom PAO, ADR	8,823	36,448
Lukoil PJSC, ADR	1,332	51,322
Magnit PJSC, GDR	1,523	73,439
MegaFon PJSC, GDR	1,382	20,937
Mobile TeleSystems PJSC, ADR	3,206	22,602
NovaTek OAO, GDR	672	62,899
Rosneft Oil Co. OJSC, GDR	8,780	35,296
Severstal PAO, GDR	2,759	29,521
Sistema JSFC, GDR	1,768	11,846
Surgutneftegas OJSC, ADR	6,958	34,790
VTB Bank PJSC, GDR	16,083	34,289

		413,389

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	15,500	26,263
CapitaLand Commercial Trust REIT	27,300	25,354
CapitaLand Ltd.	12,400	26,549
CapitaLand Mall Trust REIT	15,300	20,663
ComfortDelGro Corp. Ltd.	20,300	42,167
DBS Group Holdings Ltd.	9,900	115,806
Genting Singapore PLC	24,200	13,039
Global Logistic Properties Ltd.	10,400	14,525
Golden Agri-Resources Ltd.	10,400	2,654
Hutchison Port Holdings Trust, Class U	26,500	14,310
Keppel Corp. Ltd.	5,400	25,075
Oversea-Chinese Banking Corp. Ltd.	10,000	61,465
Sembcorp Marine Ltd.	1,100	1,607
Singapore Exchange Ltd.	600	3,207
Singapore Press Holdings Ltd.	1,300	3,705
Singapore Technologies Engineering Ltd.	14,900	30,211
Singapore Telecommunications Ltd.	37,200	101,007
United Overseas Bank Ltd.	1,200	16,496
Wilmar International Ltd.	10,400	21,087

		565,190

South Africa — 1.1%
Anglo American Platinum Ltd.*	106	1,467
AngloGold Ashanti Ltd.*	1,711	10,809
Aspen Pharmacare Holdings Ltd.*	840	18,165
Barclays Africa Group Ltd.	748	8,221
Bidvest Group Ltd. (The)	788	18,372
Capitec Bank Holdings Ltd.	110	4,566
Discovery Ltd.	35	349
Exxaro Resources Ltd.	1,272	3,960
FirstRand Ltd.	10,435	33,941
Fortress Income Fund Ltd.	2,779	7,759

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Foschini Group Ltd. (The)	338	$3,028
Gold Fields Ltd.	3,118	7,933
Growthpoint Properties Ltd. REIT	298	497
Impala Platinum Holdings Ltd.*	2,035	4,451
Imperial Holdings Ltd.	47	494
Investec Ltd.	225	1,883
Investec PLC	2,014	17,138
Life Healthcare Group Holdings Ltd.	248	612
Mediclinic International Ltd.	1,216	9,673
Mondi Ltd.	442	10,049
Mondi PLC	1,270	29,533
Mr Price Group Ltd.	513	7,133
MTN Group Ltd.	5,571	55,941
Naspers Ltd., Class N	1,421	211,817
Nedbank Group Ltd.	127	1,853
Netcare Ltd.	907	2,259
PSG Group Ltd.	282	5,269
Remgro Ltd.	1,452	26,074
RMB Holdings Ltd.	1,044	4,413
Sanlam Ltd.	4,402	18,758
Sappi Ltd.*	1,725	7,470
Sasol Ltd.	2,157	60,067
Shoprite Holdings Ltd.	1,057	10,381
SPAR Group Ltd. (The)	259	3,253
Standard Bank Group Ltd.	3,910	35,119
Steinhoff International Holdings Ltd.	7,438	41,677
Telkom SA SOC Ltd.	187	800
Tiger Brands Ltd.	250	5,762
Truworths International Ltd.	833	5,446
Vodacom Group Ltd.	1,001	10,110
Woolworths Holdings Ltd.	3,046	21,492

		727,994

South Korea — 3.2%
Amorepacific Corp.	106	36,934
AMOREPACIFIC Group	96	12,725
BGF Retail Co. Ltd.	26	4,030
BNK Financial Group, Inc.	943	7,923
Celltrion, Inc.*	386	28,765
Cheil Worldwide, Inc.*	530	9,359
CJ CheilJedang Corp.	51	15,876
CJ Corp.	60	13,108
CJ E&M Corp.*	100	7,288
Coway Co. Ltd.	316	23,058
Daelim Industrial Co. Ltd.	105	6,546
Daewoo International Corp.	157	2,596
Daewoo Securities Co. Ltd.	157	1,403
DGB Financial Group, Inc.	1,010	9,070
Dongbu Insurance Co. Ltd.	353	18,929
Dongsuh Cos., Inc.	14	446
Doosan Corp.	1	90
Doosan Heavy Industries & Construction Co. Ltd.	105	2,140
E-MART, Inc.	106	19,588
GS Engineering & Construction Corp.*	262	4,955
GS Holdings	106	4,622
GS Retail Co. Ltd.	100	4,767

	Number of Shares	Value
South Korea (Continued)
Hana Financial Group, Inc.	1,046	$23,033
Hankook Tire Co. Ltd.	371	14,785
Hanmi Pharm. Co. Ltd.*	31	21,255
Hanmi Science Co. Ltd.*	45	5,790
Hanon Systems	317	12,496
Hanssem Co. Ltd.	25	5,106
Hanwha Chemical Corp.	745	16,019
Hanwha Corp.	371	11,661
Hanwha Life Insurance Co. Ltd.	2,129	14,046
Hotel Shilla Co. Ltd.	51	3,986
Hyosung Corp.	141	14,063
Hyundai Department Store Co. Ltd.	104	11,360
Hyundai Development Co.-Engineering & Construction	213	7,541
Hyundai Engineering & Construction Co. Ltd.	210	5,794
Hyundai Glovis Co. Ltd.	104	17,153
Hyundai Heavy Industries Co. Ltd.*	106	8,293
Hyundai Marine & Fire Insurance Co. Ltd.	551	16,130
Hyundai Mobis Co. Ltd.	265	57,094
Hyundai Motor Co.	514	65,468
Hyundai Steel Co.	304	13,335
Hyundai Wia Corp.	105	10,971
Industrial Bank of Korea	265	3,043
Kakao Corp.	51	5,311
Kangwon Land, Inc.	530	17,483
KB Financial Group, Inc.	1,183	36,009
KCC Corp.	37	14,681
KEPCO Plant Service & Engineering Co. Ltd.	18	1,570
Kia Motors Corp.	906	41,073
Korea Aerospace Industries Ltd.	353	25,575
Korea Electric Power Corp.	679	28,701
Korea Gas Corp.	85	2,815
Korea Investment Holdings Co. Ltd.	258	12,186
Korea Zinc Co. Ltd.	53	20,824
KT Corp.*	157	4,060
KT&G Corp.	581	53,682
Kumho Petrochemical Co. Ltd.	146	7,413
LG Chem Ltd.	202	55,469
LG Corp.	232	14,745
LG Display Co. Ltd.	692	15,178
LG Electronics, Inc.	368	17,223
LG Household & Health Care Ltd.	53	46,133
LG Innotek Co. Ltd.	52	4,472
LG Uplus Corp.	1,594	14,659
Lotte Chemical Corp.	87	18,068
Lotte Shopping Co. Ltd.	53	10,755
Mirae Asset Securities Co. Ltd.	204	3,497
NAVER Corp.	102	55,578
NCSoft Corp.	94	18,061
NH Investment & Securities Co. Ltd.	106	938
OCI Co. Ltd.	139	9,134
Orion Corp.	34	33,499
Paradise Co. Ltd.	104	1,805
POSCO	314	45,824
S-1 Corp.	157	12,771

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Samsung C&T Corp.*	270	$34,040
Samsung Card Co. Ltd.	336	9,125
Samsung Electro-Mechanics Co. Ltd.	212	12,668
Samsung Electronics Co. Ltd.	380	421,329
Samsung Fire & Marine Insurance Co. Ltd.	179	47,376
Samsung Heavy Industries Co. Ltd.	422	4,209
Samsung Life Insurance Co. Ltd.	370	32,909
Samsung SDI Co. Ltd.	232	24,040
Samsung SDS Co. Ltd.	94	21,186
Samsung Securities Co. Ltd.	265	10,126
Shinhan Financial Group Co. Ltd.	1,489	53,296
Shinsegae Co. Ltd.	53	11,465
SK Holdings Co. Ltd.	142	33,107
SK Hynix, Inc.	1,962	53,538
SK Innovation Co. Ltd.*	127	13,983
SK Telecom Co. Ltd.	53	10,709
S-Oil Corp.	105	6,728
Woori Bank	97	795
Yuhan Corp.	52	12,438

		2,054,899

Spain — 2.3%
Abertis Infraestructuras SA	1,650	25,548
ACS Actividades de Construccion y Servicios SA	995	32,453
Aena SA, 144A*	265	30,056
Amadeus IT Holding SA, Class A	1,462	58,643
Banco Bilbao Vizcaya Argentaria SA	23,312	193,495
Banco de Sabadell SA	15,945	29,431
Banco Popular Espanol SA	6,841	24,105
Banco Santander SA	51,359	280,432
Bankia SA	19,664	24,640
Bankinter SA	3,395	24,574
CaixaBank SA	8,163	29,901
Distribuidora Internacional de Alimentacion SA*	1,754	11,088
Enagas SA	906	27,003
Endesa SA	105	2,172
Ferrovial SA	1,490	35,295
Gas Natural SDG SA	1,384	29,940
Grifols SA	527	25,011
Iberdrola SA	19,393	135,867
Industria de Diseno Textil SA	4,143	149,090
Mapfre SA	5,969	16,378
Red Electrica Corp. SA	476	40,837
Repsol SA	3,727	48,612
Telefonica SA (b)	17,825	219,875
Zardoya Otis SA	421	5,093

		1,499,539

Sweden — 2.0%
Alfa Laval AB	1,009	18,660
Assa Abloy AB, Class B	3,546	75,418
Atlas Copco AB, Class A	2,615	70,099
Atlas Copco AB, Class B	1,497	37,040
Boliden AB	1,257	23,103
Electrolux AB, Series B	1,219	35,780

	Number of Shares	Value
Sweden (Continued)
Getinge AB, Class B	703	$17,797
Hennes & Mauritz AB, Class B	3,466	128,557
Hexagon AB, Class B	1,220	44,272
Husqvarna AB, Class B	1,615	10,527
ICA Gruppen AB (b)	213	7,502
Industrivarden AB, Class C	789	14,130
Investment AB Kinnevik, Class B	843	25,932
Investor AB, Class B	1,398	53,280
Lundin Petroleum AB*(b)	792	12,668
Nordea Bank AB	10,092	111,834
Sandvik AB (b)	3,951	40,929
Securitas AB, Class B	1,103	16,832
Skandinaviska Enskilda Banken AB, Class A	5,380	57,212
Skanska AB, Class B	1,173	23,348
SKF AB, Class B	1,399	24,397
Svenska Cellulosa AB SCA, Class B	1,821	52,531
Svenska Handelsbanken AB, Class A	4,545	61,178
Swedbank AB, Class A	3,150	69,777
Swedish Match AB	577	19,906
Tele2 AB, Class B	1,011	10,293
Telefonaktiebolaget LM Ericsson, Class B	11,415	111,182
TeliaSonera AB	7,918	38,865
Volvo AB, Class B	5,968	61,720

		1,274,769

Switzerland — 7.1%
ABB Ltd.*	8,008	151,855
Actelion Ltd.*	370	51,966
Adecco SA*	612	41,877
Aryzta AG*	315	14,797
Baloise Holding AG	212	25,757
Barry Callebaut AG*(b)	16	16,640
Cie Financiere Richemont SA	1,967	147,212
Coca-Cola HBC AG CDI*	852	20,672
Credit Suisse Group AG*	5,151	110,745
Dufry AG*(b)	77	9,213
EMS-Chemie Holding AG	52	21,202
Galenica AG	7	10,233
Geberit AG	158	52,843
Givaudan SA*	50	90,246
Glencore PLC*	42,152	61,396
Julius Baer Group Ltd.*	692	33,119
Kuehne + Nagel International AG	317	42,858
LafargeHolcim Ltd.*	1,545	82,592
Lonza Group AG*	158	24,970
Nestle SA	12,624	936,815
Novartis AG	8,483	725,159
Pargesa Holding SA	156	9,803
Partners Group Holding AG	104	37,553
Roche Holding AG	2,609	698,624
Schindler Holding AG	106	17,381
Schindler Holding AG Participation Certificates	211	34,721
SGS SA	30	57,384
Sika AG	5	16,936
Sonova Holding AG	254	32,045

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
STMicroelectronics NV	2,453	$17,826
Sulzer AG	105	10,961
Swatch Group AG (The) — Bearer (b)	123	43,254
Swatch Group AG (The) — Registered	159	10,478
Swiss Life Holding AG*	91	22,952
Swiss Prime Site AG*	475	35,526
Swiss Re AG	1,330	126,750
Swisscom AG	152	74,903
Syngenta AG	366	134,931
Transocean Ltd. (b)	1,265	18,258
UBS Group AG	14,494	278,230
Wolseley PLC	957	55,549
Zurich Insurance Group AG*	603	158,772

		4,565,004

Taiwan — 2.3%
Acer, Inc.*	30,306	11,234
Advanced Semiconductor Engineering, Inc.	26,922	28,331
Advantech Co. Ltd.	1,474	9,686
Asustek Computer, Inc.	2,207	18,255
AU Optronics Corp.	60,793	16,278
Casetek Holdings Ltd.	1,055	5,204
Catcher Technology Co. Ltd.	2,851	27,600
Cathay Financial Holding Co. Ltd.	39,594	55,372
Chailease Holding Co. Ltd.	1,587	2,684
Chang Hwa Commercial Bank Ltd.	7,014	3,438
Cheng Shin Rubber Industry Co. Ltd.	2,488	4,169
Chicony Electronics Co. Ltd.	1,668	3,848
China Airlines Ltd.*	455	151
China Development Financial Holding Corp.	43,383	11,177
China Life Insurance Co. Ltd.	9,658	7,841
China Steel Corp.	11,644	6,474
Chunghwa Telecom Co. Ltd.	10,104	30,892
Compal Electronics, Inc.	16,243	9,007
CTBC Financial Holding Co. Ltd.	59,854	31,355
Delta Electronics, Inc.	8,526	40,877
E.Sun Financial Holding Co. Ltd.	18,128	10,913
Eclat Textile Co. Ltd.	884	11,889
EVA Airways Corp.*	919	462
Evergreen Marine Corp. (Taiwan) Ltd.	3,144	1,247
Far Eastern New Century Corp.	2,300	1,860
Far EasTone Telecommunications Co. Ltd.	3,356	7,063
Feng Tay Enterprise Co. Ltd.	2,036	11,196
First Financial Holding Co. Ltd.	12,798	5,960
Formosa Chemicals & Fibre Corp.	6,434	13,916
Formosa Petrochemical Corp.	609	1,440
Formosa Plastics Corp.	6,506	14,689
Foxconn Technology Co. Ltd.	4,870	10,921
Fubon Financial Holding Co. Ltd.	28,722	45,755
Giant Manufacturing Co. Ltd.	648	4,377
Hermes Microvision, Inc.	162	5,782
Hiwin Technologies Corp.	641	2,995
Hon Hai Precision Industry Co. Ltd.	68,744	176,904
Hotai Motor Co. Ltd.	830	8,976
HTC Corp.	1,556	3,866

	Number of Shares	Value
Taiwan (Continued)
Hua Nan Financial Holdings Co. Ltd.	8,191	$3,827
Innolux Corp.	81,899	25,065
Inotera Memories, Inc.*	15,254	10,328
Inventec Corp.	10,528	6,128
Largan Precision Co. Ltd.	487	37,522
Lite-On Technology Corp.	4,477	4,595
MediaTek, Inc.	5,833	46,550
Mega Financial Holding Co. Ltd.	25,969	17,900
Merida Industry Co. Ltd.	402	2,235
Nan Ya Plastics Corp.	22,511	40,412
Novatek Microelectronics Corp.	1,959	7,112
OBI Pharma, Inc.*	400	8,284
Pegatron Corp.	7,296	19,245
Phison Electronics Corp.	574	4,379
Pou Chen Corp.	6,910	9,198
Powertech Technology, Inc.	2,983	6,443
President Chain Store Corp.	1,857	11,890
Quanta Computer, Inc.	8,999	14,060
Radiant Opto-Electronics Corp.	1,285	3,362
Realtek Semiconductor Corp.	1,223	2,525
Siliconware Precision Industries Co. Ltd.	11,529	15,187
Simplo Technology Co. Ltd.	746	2,560
Standard Foods Corp.	1,000	2,350
Synnex Technology International Corp.	2,984	2,893
Taiwan Mobile Co. Ltd.	3,809	11,506
Taiwan Semiconductor Manufacturing Co. Ltd.	101,007	430,120
Transcend Information, Inc.	347	907
Uni-President Enterprises Corp.	14,549	23,979
United Microelectronics Corp.	52,225	18,959
Vanguard International Semiconductor Corp.	3,661	4,430
Wistron Corp.	6,177	3,226
WPG Holdings Ltd.	5,041	4,880
Yuanta Financial Holding Co. Ltd.	42,738	16,170
Zhen Ding Technology Holding Ltd.	1,624	4,612

		1,486,923

Thailand — 0.4%
Bangkok Bank PCL, NVDR	8,500	39,725
Indorama Ventures PCL, NVDR	30,700	19,530
IRPC PCL, NVDR	137,004	16,055
Kasikornbank PCL, NVDR	9,000	42,941
Krung Thai Bank PCL, NVDR	53,000	25,140
PTT Exploration & Production PCL, NVDR	22,000	40,053
PTT PCL, NVDR	5,900	42,143
Siam Commercial Bank PCL, NVDR	10,400	38,158
Thai Oil PCL, NVDR	4,900	7,998

		271,743

Turkey — 0.4%
Akbank TAS	6,968	16,575
Anadolu Efes Biracilik Ve Malt Sanayii AS	472	3,231
Arcelik AS	1,512	8,200
BIM Birlesik Magazalar AS	798	14,929
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	10,847	10,351

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Enka Insaat ve Sanayi AS	4,374	$7,192
Eregli Demir ve Celik Fabrikalari TAS	13,107	16,917
Ford Otomotiv Sanayi AS	1,351	15,164
Haci Omer Sabanci Holding AS	4,240	11,862
KOC Holding AS	4,515	18,582
TAV Havalimanlari Holding AS	2,332	16,842
Tofas Turk Otomobil Fabrikasi AS	1,258	8,304
Tupras Turkiye Petrol Rafinerileri AS*	588	14,522
Turk Hava Yollari Anonim Ortakligi*	2,545	6,692
Turk Telekomunikasyon AS	3,452	7,110
Turkcell Iletisim Hizmetleri AS	3,344	12,741
Turkiye Garanti Bankasi AS	9,511	23,898
Turkiye Halk Bankasi AS	2,120	7,932
Turkiye Is Bankasi, Class C	6,011	9,759
Turkiye Sise ve Cam Fabrikalari AS	10,401	10,532
Turkiye Vakiflar Bankasi TAO, Class D	1,755	2,398
Ulker Biskuvi Sanayi AS	318	2,053
Yapi ve Kredi Bankasi AS	1,541	1,777

		247,563

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	5,323	9,059
Aldar Properties PJSC	11,983	7,635
Arabtec Holding PJSC*	3,499	1,048
DP World Ltd.	1,332	24,908
Dubai Financial Market PJSC	6,586	2,134
Dubai Islamic Bank PJSC	2,667	4,648
Emaar Malls Group PJSC*	17,404	13,553
Emaar Properties PJSC	12,973	20,382
Emirates Telecommunications Group Co. PJSC	2,400	10,783
First Gulf Bank PJSC	8,534	27,884
National Bank of Abu Dhabi PJSC	4,031	8,396

		130,430

United Kingdom — 13.3%
3i Group PLC	3,664	27,730
Aberdeen Asset Management PLC	3,451	16,601
Admiral Group PLC	797	19,458
Aggreko PLC	1,010	15,288
Amec Foster Wheeler PLC	2,062	13,522
Anglo American PLC	9,717	59,805
ARM Holdings PLC	5,170	87,520
Ashtead Group PLC	1,512	24,936
Associated British Foods PLC	1,329	70,977
AstraZeneca PLC	4,744	321,699
Auto Trader Group PLC, 144A*	2,700	16,522
Aviva PLC	14,137	108,907
Babcock International Group PLC	1,014	16,356
BAE Systems PLC	10,622	82,628
Barclays PLC	58,359	196,180
Barratt Developments PLC	3,535	31,997
BG Group PLC	12,700	197,299
BP PLC	67,769	393,211
British American Tobacco PLC	6,902	402,081
British Land Co. PLC REIT	3,715	46,663
BT Group PLC	30,219	225,947
Bunzl PLC	1,224	35,394

	Number of Shares	Value
United Kingdom (Continued)
Burberry Group PLC	1,597	$29,945
Capita PLC	2,455	47,032
Centrica PLC	18,181	59,721
CNH Industrial NV	3,397	24,998
Cobham PLC	3,875	17,707
Compass Group PLC	5,370	93,332
Croda International PLC	580	25,053
Diageo PLC	9,289	267,211
Direct Line Insurance Group PLC	4,682	29,038
Dixons Carphone PLC	3,400	24,820
easyJet PLC	686	17,078
Fiat Chrysler Automobiles NV*	3,689	52,696
G4S PLC	5,534	18,912
GKN PLC	6,598	29,861
GlaxoSmithKline PLC	18,461	376,883
Hammerson PLC REIT	2,537	23,327
Hargreaves Lansdown PLC	906	20,413
HSBC Holdings PLC	71,673	571,575
ICAP PLC	2,125	16,290
IMI PLC	1,009	14,497
Imperial Tobacco Group PLC	3,586	193,782
Inmarsat PLC	1,700	28,548
InterContinental Hotels Group PLC	808	31,105
International Consolidated Airlines Group SA*	3,821	32,567
Intertek Group PLC	641	27,292
Intu Properties PLC REIT	3,080	15,006
ITV PLC	15,438	63,010
J Sainsbury PLC	4,447	16,999
Johnson Matthey PLC	797	33,970
Kingfisher PLC	8,949	47,631
Land Securities Group PLC REIT	3,026	56,102
Legal & General Group PLC	20,853	85,269
Lloyds Banking Group PLC	207,327	227,820
London Stock Exchange Group PLC	800	31,929
Marks & Spencer Group PLC	6,169	46,688
Meggitt PLC	2,814	16,431
Melrose Industries PLC	3,453	15,092
Merlin Entertainments PLC, 144A	1,854	11,426
National Grid PLC	14,354	200,144
Next PLC	560	66,798
Old Mutual PLC	17,532	55,186
Pearson PLC	3,184	39,610
Persimmon PLC*	1,119	32,274
Petrofac Ltd.	1,078	13,394
Provident Financial PLC	271	14,579
Prudential PLC	9,398	217,905
Reckitt Benckiser Group PLC	2,502	234,762
RELX NV	4,078	70,596
RELX PLC	4,127	74,463
Rexam PLC	2,598	22,675
Rio Tinto Ltd.	1,576	52,327
Rio Tinto PLC	4,657	154,901
Rolls-Royce Holdings PLC — Entitlement*	6,619	60,461
Rolls-Royce Holdings PLC*	613,581	924
Royal Bank of Scotland Group PLC*	8,609	39,209
Royal Mail PLC	2,491	18,237

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
RSA Insurance Group PLC	3,293	$21,817
SABMiller PLC	4,824	292,904
Sage Group PLC (The)	4,199	37,091
Schroders PLC	475	21,433
Segro PLC REIT	2,235	14,851
Severn Trent PLC	1,063	36,054
Sky PLC	3,864	64,364
Smith & Nephew PLC	3,493	59,184
Smiths Group PLC	1,436	22,341
Sports Direct International PLC*	1,010	11,120
SSE PLC	3,672	79,306
St James’s Place PLC	1,200	18,362
Standard Chartered PLC	9,376	78,683
Standard Life PLC	6,919	43,402
Tate & Lyle PLC	2,019	17,941
Taylor Wimpey PLC	11,863	34,769
Tesco PLC*	29,843	75,150
Travis Perkins PLC	904	27,679
Unilever NV	5,781	253,630
Unilever PLC	4,881	208,334
United Utilities Group PLC	2,756	40,117
Vodafone Group PLC	102,433	345,958
Weir Group PLC (The)	798	14,446
Whitbread PLC	633	43,359
William Hill PLC	3,026	16,297
Wm Morrison Supermarkets PLC (b)	8,189	18,808
WPP PLC	5,301	122,551

		8,540,173

United States — 0.3%
Carnival PLC	647	33,764
Thomson Reuters Corp.	1,332	53,871
Valeant Pharmaceuticals International, Inc.*	1,299	117,065

		204,700

TOTAL COMMON STOCKS (Cost $68,348,740)		63,405,544

PREFERRED STOCKS — 1.0%
Brazil — 0.4%
Banco Bradesco SA	9,846	53,747
Braskem SA, Class A	780	5,286
Centrais Eletricas Brasileiras SA, Class B	1,197	3,212
Cia Brasileira de Distribuicao	519	6,573
Cia Energetica de Minas Gerais	2,387	4,072
Cia Paranaense de Energia, Class B	104	772
Gerdau SA	5,926	9,343
Itau Unibanco Holding SA	11,536	82,860
Itausa — Investimentos Itau SA	14,089	26,401
Lojas Americanas SA	2,138	9,527
Petroleo Brasileiro SA*	14,546	28,836
Suzano Papel e Celulose SA, Class A	1,332	6,541
Telefonica Brasil SA	1,067	10,204
Vale SA	8,783	24,131

		271,505

	Number of Shares	Value
Chile — 0.0%
Embotelladora Andina SA, Class B	2,226	$6,813
Sociedad Quimica y Minera de Chile SA, Class B	422	7,032

		13,845

Colombia — 0.1%
Bancolombia SA	1,890	13,463
Grupo Aval Acciones y Valores SA	14,134	4,899
Grupo de Inversiones Suramericana SA	213	2,127

		20,489

Germany — 0.3%
Bayerische Motoren Werke AG	210	17,606
FUCHS PETROLUB SE	265	12,550
Henkel AG & Co. KGaA	562	63,831
Porsche Automobil Holding SE	550	28,869
Volkswagen AG	631	87,702

		210,558

South Korea — 0.2%
Amorepacific Corp.	24	4,901
Hyundai Motor Co.	158	15,144
Hyundai Motor Co. — 2nd Preferred	211	20,316
LG Chem Ltd.	52	10,081
Samsung Electronics Co. Ltd.	81	76,660

		127,102

TOTAL PREFERRED STOCKS (Cost $886,247)		643,499

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group*, expires 12/31/15	487	212

Italy — 0.0%
Unione di Banche Italiane SpA*, expires 1/30/16	1,945	0

Malaysia — 0.0%
Hong Leong Bank Bhd*, expires 12/31/15	848	527

Spain — 0.0%
Telefonica SA*(b), expires 12/31/15	11,778	4,268

Switzerland — 0.0%
Credit Suisse Group AG*, expires 12/31/15	5,151	3,154

Taiwan — 0.0%
Delta Electronics, Inc.*, expires 12/31/15	447	89
Mega Financial Holding Co. Ltd.*, expires 12/31/15	2,108	96
Taiwan Glass Industry Corp.*, expires 12/31/15	182	0

		185

United Kingdom — 0.0%
Standard Chartered PLC*, expires 12/31/15	2,624	3,596

TOTAL RIGHTS (Cost $4,328)		11,942

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.7%
Daily Assets Fund, 0.20% (f)(g) (Cost $1,112,028)	1,112,028	$1,112,028

TOTAL INVESTMENTS — 101.4%
(Cost $70,351,343)†		$65,173,013
Other assets and liabilities, net — (1.4%)		(888,979)

NET ASSETS — 100.0%		$64,284,034

*	Non-income producing security.
†	The cost for federal income tax purposes was $70,573,778. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $5,400,765. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,666,517 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,067,282.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $1,047,227, which is 1.6% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Listed on London Stock Exchange
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

CDI: Chess Depositary Interest.

CPO: Ordinary Participation Certificates.

FDR: Fiduciary Depositary Receipt.

GDR: Global Depositary Receipt.

NVDR: Non Voting Depositary Receipt.

OJSC: Open Joint Stock Company.

PJSC: Private Joint Stock Company.

REIT: Real Estate Investment Trust.

RSP: Risparmio (Convertible Savings Shares).

SDR: Swedish Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	CHF	132,500	USD	134,531	$5,746
JP Morgan & Chase Co.	12/2/2015	CHF	2,000	USD	1,946	2
State Street Bank & Trust Co.	12/2/2015	CHF	351,000	USD	356,258	15,100
State Street Bank & Trust Co.	12/2/2015	CHF	1,445,000	USD	1,467,154	62,673
State Street Bank & Trust Co.	12/2/2015	CHF	28,000	USD	28,394	1,179
The Bank of New York Mellon	12/2/2015	CHF	45,600	USD	46,298	1,977
The Bank of Nova Scotia	12/2/2015	CHF	2,523,596	USD	2,562,261	109,428
Bank of Montreal	12/2/2015	CZK	8,900	USD	348	0
Bank of Montreal	12/2/2015	CZK	32,000	USD	1,305	55
JP Morgan & Chase Co.	12/2/2015	CZK	682,000	USD	27,820	1,167
State Street Bank & Trust Co.	12/2/2015	CZK	451,000	USD	18,394	769
The Bank of New York Mellon	12/2/2015	CZK	13,100	USD	534	22
Bank of Montreal	12/2/2015	DKK	184,000	USD	27,272	1,213
JP Morgan & Chase Co.	12/2/2015	DKK	68,000	USD	9,627	(3)

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/2/2015	DKK	1,260,000	USD	186,757	$8,313
State Street Bank & Trust Co.	12/2/2015	DKK	163,000	USD	24,154	1,070
State Street Bank & Trust Co.	12/2/2015	DKK	45,000	USD	6,651	278
The Bank of New York Mellon	12/2/2015	DKK	41,100	USD	6,092	271
The Bank of Nova Scotia	12/2/2015	DKK	4,003,400	USD	593,369	26,399
Bank of Montreal	12/2/2015	EUR	367,500	USD	406,095	17,814
JP Morgan & Chase Co.	12/2/2015	EUR	184,000	USD	194,332	(73)
State Street Bank & Trust Co.	12/2/2015	EUR	3,546,843	USD	3,919,411	172,005
State Street Bank & Trust Co.	12/2/2015	EUR	1,447,000	USD	1,598,785	69,962
State Street Bank & Trust Co.	12/2/2015	EUR	102,000	USD	112,414	4,646
The Bank of New York Mellon	12/2/2015	EUR	811,800	USD	897,055	39,351
The Bank of Nova Scotia	12/2/2015	EUR	7,541,626	USD	8,333,685	365,607
Bank of Montreal	12/2/2015	GBP	175,500	USD	270,992	6,673
JP Morgan & Chase Co.	12/2/2015	GBP	3,670,736	USD	5,667,818	139,351
State Street Bank & Trust Co.	12/2/2015	GBP	1,912,285	USD	2,952,807	72,730
State Street Bank & Trust Co.	12/2/2015	GBP	472,000	USD	728,734	17,859
State Street Bank & Trust Co.	12/2/2015	GBP	60,000	USD	92,750	2,384
The Bank of New York Mellon	12/2/2015	GBP	89,900	USD	138,564	3,166
Bank of Montreal	12/2/2015	HKD	1,020,000	USD	131,604	50
JP Morgan & Chase Co.	12/2/2015	HKD	22,141,796	USD	2,857,153	1,419
State Street Bank & Trust Co.	12/2/2015	HKD	7,042,000	USD	908,713	472
State Street Bank & Trust Co.	12/2/2015	HKD	3,622,000	USD	467,377	231
The Bank of New York Mellon	12/2/2015	HKD	2,404,400	USD	310,262	154
Bank of Montreal	12/2/2015	HUF	583,500	USD	2,071	88
JP Morgan & Chase Co.	12/2/2015	HUF	10,222,000	USD	36,290	1,550
State Street Bank & Trust Co.	12/2/2015	HUF	8,035,500	USD	28,527	1,218
The Bank of Nova Scotia	12/2/2015	HUF	1,851,000	USD	6,571	280
Bank of Montreal	12/2/2015	ILS	45,500	USD	11,782	29
JP Morgan & Chase Co.	12/2/2015	ILS	738,698	USD	191,283	482
State Street Bank & Trust Co.	12/2/2015	ILS	73,000	USD	18,888	33
State Street Bank & Trust Co.	12/2/2015	ILS	569,500	USD	147,460	361
The Bank of New York Mellon	12/2/2015	ILS	27,200	USD	7,043	17
The Bank of Nova Scotia	12/2/2015	ILS	5,000	USD	1,295	3
Bank of Montreal	12/2/2015	NOK	5,000	USD	576	1
Bank of Montreal	12/2/2015	NOK	65,500	USD	7,745	208
JP Morgan & Chase Co.	12/2/2015	NOK	1,468,000	USD	173,393	4,474
State Street Bank & Trust Co.	12/2/2015	NOK	175,000	USD	20,664	527
State Street Bank & Trust Co.	12/2/2015	NOK	584,500	USD	69,041	1,784
Bank of Montreal	12/2/2015	PLN	7,800	USD	1,929	(1)
Bank of Montreal	12/2/2015	PLN	31,000	USD	8,040	368
JP Morgan & Chase Co.	12/2/2015	PLN	864,392	USD	224,181	10,278
State Street Bank & Trust Co.	12/2/2015	PLN	19,000	USD	4,926	224
State Street Bank & Trust Co.	12/2/2015	PLN	285,300	USD	73,993	3,393
The Bank of New York Mellon	12/2/2015	PLN	6,500	USD	1,686	77
Bank of Montreal	12/2/2015	SEK	317,500	USD	37,416	1,013
JP Morgan & Chase Co.	12/2/2015	SEK	6,362,000	USD	749,732	20,295
State Street Bank & Trust Co.	12/2/2015	SEK	836,000	USD	98,489	2,638
State Street Bank & Trust Co.	12/2/2015	SEK	89,000	USD	10,470	265
State Street Bank & Trust Co.	12/2/2015	SEK	3,284,100	USD	387,016	10,477
The Bank of New York Mellon	12/2/2015	SEK	54,800	USD	6,458	175
Bank of Montreal	12/2/2015	USD	128,897	CHF	132,500	(113)
Bank of Montreal	12/2/2015	USD	1,250	CZK	32,000	1
Bank of Montreal	12/2/2015	USD	26,049	DKK	184,000	9
Bank of Montreal	12/2/2015	USD	388,135	EUR	367,500	146
Bank of Montreal	12/2/2015	USD	135,628	GBP	90,100	71
Bank of Montreal	12/2/2015	USD	131,867	GBP	85,400	(3,247)
Bank of Montreal	12/2/2015	USD	131,580	HKD	1,020,000	(25)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	USD	1,983	HUF	583,500	$1
Bank of Montreal	12/2/2015	USD	11,759	ILS	45,500	(7)
Bank of Montreal	12/2/2015	USD	7,544	NOK	65,500	(7)
Bank of Montreal	12/2/2015	USD	7,666	PLN	31,000	5
Bank of Montreal	12/2/2015	USD	36,406	SEK	317,500	(3)
JP Morgan & Chase Co.	12/2/2015	USD	2,031	CHF	2,000	(87)
JP Morgan & Chase Co.	12/2/2015	USD	26,635	CZK	682,000	17
JP Morgan & Chase Co.	12/2/2015	USD	10,079	DKK	68,000	(448)
JP Morgan & Chase Co.	12/2/2015	USD	203,315	EUR	184,000	(8,910)
JP Morgan & Chase Co.	12/2/2015	USD	5,525,559	GBP	3,670,736	2,908
JP Morgan & Chase Co.	12/2/2015	USD	2,856,287	HKD	22,141,796	(553)
JP Morgan & Chase Co.	12/2/2015	USD	34,730	HUF	10,222,000	10
JP Morgan & Chase Co.	12/2/2015	USD	190,913	ILS	738,698	(111)
JP Morgan & Chase Co.	12/2/2015	USD	169,085	NOK	1,468,000	(166)
JP Morgan & Chase Co.	12/2/2015	USD	213,760	PLN	864,392	143
JP Morgan & Chase Co.	12/2/2015	USD	729,495	SEK	6,362,000	(59)
State Street Bank & Trust Co.	12/2/2015	USD	1,774,405	CHF	1,824,000	(1,552)
State Street Bank & Trust Co.	12/2/2015	USD	4,083	CZK	100,000	(175)
State Street Bank & Trust Co.	12/2/2015	USD	13,708	CZK	351,000	9
State Street Bank & Trust Co.	12/2/2015	USD	207,826	DKK	1,468,000	75
State Street Bank & Trust Co.	12/2/2015	USD	5,381,975	EUR	5,095,843	2,020
State Street Bank & Trust Co.	12/2/2015	USD	3,679,382	GBP	2,444,285	1,936
State Street Bank & Trust Co.	12/2/2015	USD	1,375,654	HKD	10,664,000	(266)
State Street Bank & Trust Co.	12/2/2015	USD	27,302	HUF	8,035,500	8
State Street Bank & Trust Co.	12/2/2015	USD	166,051	ILS	642,500	(97)
State Street Bank & Trust Co.	12/2/2015	USD	87,480	NOK	759,500	(86)
State Street Bank & Trust Co.	12/2/2015	USD	75,252	PLN	304,300	50
State Street Bank & Trust Co.	12/2/2015	USD	482,634	SEK	4,209,100	(39)
The Bank of New York Mellon	12/2/2015	USD	44,360	CHF	45,600	(39)
The Bank of New York Mellon	12/2/2015	USD	874	CZK	22,000	(15)
The Bank of New York Mellon	12/2/2015	USD	5,819	DKK	41,100	2
The Bank of New York Mellon	12/2/2015	USD	2,823	EUR	2,600	(76)
The Bank of New York Mellon	12/2/2015	USD	27,340	EUR	24,800	(1,138)
The Bank of New York Mellon	12/2/2015	USD	429	EUR	400	(7)
The Bank of New York Mellon	12/2/2015	USD	538,108	EUR	509,500	202
The Bank of New York Mellon	12/2/2015	USD	300,727	EUR	274,500	(10,704)
The Bank of New York Mellon	12/2/2015	USD	2,105	GBP	1,400	4
The Bank of New York Mellon	12/2/2015	USD	133,219	GBP	88,500	70
The Bank of New York Mellon	12/2/2015	USD	813	HKD	6,300	0
The Bank of New York Mellon	12/2/2015	USD	296,454	HKD	2,298,100	(57)
The Bank of New York Mellon	12/2/2015	USD	12,904	HKD	100,000	(7)
The Bank of New York Mellon	12/2/2015	USD	1,571	ILS	6,100	4
The Bank of New York Mellon	12/2/2015	USD	5,453	ILS	21,100	(3)
The Bank of New York Mellon	12/2/2015	USD	577	NOK	5,000	(2)
The Bank of New York Mellon	12/2/2015	USD	3,700	PLN	14,300	(162)
The Bank of New York Mellon	12/2/2015	USD	1,391	SEK	12,000	(15)
The Bank of New York Mellon	12/2/2015	USD	4,908	SEK	42,800	0
The Bank of Nova Scotia	12/2/2015	USD	2,454,980	CHF	2,523,596	(2,148)
The Bank of Nova Scotia	12/2/2015	USD	566,765	DKK	4,003,400	205
The Bank of Nova Scotia	12/2/2015	USD	7,965,088	EUR	7,541,626	2,989
The Bank of Nova Scotia	12/2/2015	USD	6,289	HUF	1,851,000	2
The Bank of Nova Scotia	12/2/2015	USD	1,292	ILS	5,000	(1)
Bank of Montreal	12/3/2015	AUD	127,000	USD	90,466	(1,365)
Bank of Montreal	12/3/2015	AUD	12,000	USD	8,695	18
JP Morgan & Chase Co.	12/3/2015	AUD	2,592,807	USD	1,846,955	(27,844)
State Street Bank & Trust Co.	12/3/2015	AUD	33,000	USD	23,525	(336)
State Street Bank & Trust Co.	12/3/2015	AUD	290,000	USD	206,535	(3,157)

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	AUD	869,000	USD	619,015	$(9,339)
The Bank of Nova Scotia	12/3/2015	AUD	562,000	USD	400,352	(6,017)
JP Morgan & Chase Co.	12/3/2015	BRL	651,530	USD	167,877	(361)
State Street Bank & Trust Co.	12/3/2015	BRL	26,000	USD	6,635	(79)
State Street Bank & Trust Co.	12/3/2015	BRL	43,000	USD	11,047	(57)
The Bank of New York Mellon	12/3/2015	BRL	47,922	USD	12,589	215
The Bank of New York Mellon	12/3/2015	BRL	2,582,023	USD	665,016	(1,713)
Bank of Montreal	12/3/2015	CAD	154,000	USD	117,684	2,368
JP Morgan & Chase Co.	12/3/2015	CAD	95,000	USD	72,600	1,463
State Street Bank & Trust Co.	12/3/2015	CAD	888,200	USD	678,748	13,655
State Street Bank & Trust Co.	12/3/2015	CAD	36,000	USD	27,545	588
State Street Bank & Trust Co.	12/3/2015	CAD	329,000	USD	251,382	5,023
The Bank of New York Mellon	12/3/2015	CAD	173,900	USD	132,895	2,677
The Bank of Nova Scotia	12/3/2015	CAD	3,855,888	USD	2,946,654	59,326
Bank of Montreal	12/3/2015	CLP	4,126,000	USD	5,952	147
JP Morgan & Chase Co.	12/3/2015	CLP	95,944,000	USD	138,423	3,458
State Street Bank & Trust Co.	12/3/2015	CLP	5,901,000	USD	8,515	214
State Street Bank & Trust Co.	12/3/2015	CLP	44,265,280	USD	63,875	1,606
Bank of Montreal	12/3/2015	COP	4,457,000	USD	1,534	117
JP Morgan & Chase Co.	12/3/2015	COP	124,064,000	USD	42,735	3,287
State Street Bank & Trust Co.	12/3/2015	COP	23,072,780	USD	7,951	615
JP Morgan & Chase Co.	12/3/2015	EGP	484,000	USD	58,881	(2,632)
The Bank of Nova Scotia	12/3/2015	EGP	205,000	USD	25,293	(761)
Bank of Montreal	12/3/2015	IDR	137,191,500	USD	9,908	(1)
JP Morgan & Chase Co.	12/3/2015	IDR	2,917,359,000	USD	210,716	1
State Street Bank & Trust Co.	12/3/2015	IDR	1,423,583,500	USD	102,564	(259)
State Street Bank & Trust Co.	12/3/2015	IDR	428,112,000	USD	30,844	(78)
Bank of Montreal	12/3/2015	INR	1,292,500	USD	19,701	321
JP Morgan & Chase Co.	12/3/2015	INR	23,679,246	USD	360,086	5,034
State Street Bank & Trust Co.	12/3/2015	INR	3,009,000	USD	45,729	612
State Street Bank & Trust Co.	12/3/2015	INR	20,218,671	USD	307,275	4,111
Bank of Montreal	12/3/2015	JPY	36,114,500	USD	299,344	5,931
JP Morgan & Chase Co.	12/3/2015	JPY	700,391,722	USD	5,805,009	114,654
State Street Bank & Trust Co.	12/3/2015	JPY	283,585,500	USD	2,350,568	46,569
State Street Bank & Trust Co.	12/3/2015	JPY	153,471,000	USD	1,271,925	25,045
State Street Bank & Trust Co.	12/3/2015	JPY	4,911,000	USD	40,686	786
The Bank of New York Mellon	12/3/2015	JPY	81,831,400	USD	678,254	13,413
The Bank of Nova Scotia	12/3/2015	JPY	60,474,000	USD	501,243	9,920
Bank of Montreal	12/3/2015	KRW	68,934,500	USD	60,343	823
JP Morgan & Chase Co.	12/3/2015	KRW	1,553,631,000	USD	1,360,507	19,048
State Street Bank & Trust Co.	12/3/2015	KRW	4,608,000	USD	4,028	49
State Street Bank & Trust Co.	12/3/2015	KRW	171,931,000	USD	150,500	2,049
State Street Bank & Trust Co.	12/3/2015	KRW	744,202,011	USD	651,437	8,867
Bank of Montreal	12/3/2015	MXN	212,500	USD	12,829	14
Bank of Montreal	12/3/2015	MXN	55,900	USD	3,366	(5)
JP Morgan & Chase Co.	12/3/2015	MXN	5,615,493	USD	338,982	330
State Street Bank & Trust Co.	12/3/2015	MXN	3,731,500	USD	225,251	216
State Street Bank & Trust Co.	12/3/2015	MXN	561,000	USD	33,861	29
Bank of Montreal	12/3/2015	MYR	59,000	USD	13,701	(133)
JP Morgan & Chase Co.	12/3/2015	MYR	1,419,000	USD	330,115	(2,597)
State Street Bank & Trust Co.	12/3/2015	MYR	61,000	USD	14,186	(117)
State Street Bank & Trust Co.	12/3/2015	MYR	585,423	USD	136,145	(1,119)
Bank of Montreal	12/3/2015	NZD	4,500	USD	2,965	4
Bank of Montreal	12/3/2015	NZD	6,000	USD	4,050	102
JP Morgan & Chase Co.	12/3/2015	NZD	93,116	USD	62,861	1,580
State Street Bank & Trust Co.	12/3/2015	NZD	82,700	USD	55,829	1,404
State Street Bank & Trust Co.	12/3/2015	NZD	15,000	USD	10,123	252

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/3/2015	NZD	13,500	USD	9,114	$230
Bank of Montreal	12/3/2015	PHP	303,500	USD	6,483	46
JP Morgan & Chase Co.	12/3/2015	PHP	5,613,000	USD	119,770	723
State Street Bank & Trust Co.	12/3/2015	PHP	428,000	USD	9,132	54
State Street Bank & Trust Co.	12/3/2015	PHP	3,923,500	USD	83,692	479
JP Morgan & Chase Co.	12/3/2015	QAR	32,000	USD	8,786	1
The Bank of New York Mellon	12/3/2015	QAR	429,500	USD	117,870	(52)
JP Morgan & Chase Co.	12/3/2015	RUB	6,778,000	USD	105,244	3,137
State Street Bank & Trust Co.	12/3/2015	RUB	783,000	USD	12,147	352
State Street Bank & Trust Co.	12/3/2015	RUB	8,880,756	USD	137,772	3,987
Bank of Montreal	12/3/2015	SGD	23,200	USD	16,549	103
Bank of Montreal	12/3/2015	SGD	5,000	USD	3,549	4
JP Morgan & Chase Co.	12/3/2015	SGD	511,707	USD	364,984	2,251
State Street Bank & Trust Co.	12/3/2015	SGD	69,000	USD	49,204	292
State Street Bank & Trust Co.	12/3/2015	SGD	71,000	USD	50,641	311
The Bank of Nova Scotia	12/3/2015	SGD	145,000	USD	103,419	633
Bank of Montreal	12/3/2015	THB	293,000	USD	8,215	40
JP Morgan & Chase Co.	12/3/2015	THB	7,352,000	USD	205,823	713
State Street Bank & Trust Co.	12/3/2015	THB	1,371,931	USD	38,429	154
State Street Bank & Trust Co.	12/3/2015	THB	346,000	USD	9,684	32
Bank of Montreal	12/3/2015	TRY	23,000	USD	7,827	(61)
JP Morgan & Chase Co.	12/3/2015	TRY	460,846	USD	156,836	(1,200)
State Street Bank & Trust Co.	12/3/2015	TRY	62,000	USD	21,094	(168)
State Street Bank & Trust Co.	12/3/2015	TRY	301,000	USD	102,432	(789)
The Bank of New York Mellon	12/3/2015	TRY	30,600	USD	10,414	(79)
The Bank of Nova Scotia	12/3/2015	TRY	23,700	USD	8,068	(60)
Bank of Montreal	12/3/2015	TWD	1,310,500	USD	39,988	(160)
JP Morgan & Chase Co.	12/3/2015	TWD	22,001,297	USD	677,046	3,020
State Street Bank & Trust Co.	12/3/2015	TWD	2,111,000	USD	64,974	302
State Street Bank & Trust Co.	12/3/2015	TWD	23,576,650	USD	725,659	3,370
Bank of Montreal	12/3/2015	USD	7,978	AUD	11,200	120
Bank of Montreal	12/3/2015	USD	83,904	AUD	115,800	(172)
Bank of Montreal	12/3/2015	USD	115,645	CAD	154,000	(328)
Bank of Montreal	12/3/2015	USD	5,771	CLP	4,126,000	33
Bank of Montreal	12/3/2015	USD	1,415	COP	4,457,000	2
Bank of Montreal	12/3/2015	USD	9,914	IDR	137,191,500	(5)
Bank of Montreal	12/3/2015	USD	19,349	INR	1,292,500	31
Bank of Montreal	12/3/2015	USD	292,950	JPY	36,114,500	463
Bank of Montreal	12/3/2015	USD	59,542	KRW	68,934,500	(21)
Bank of Montreal	12/3/2015	USD	12,796	MXN	212,500	19
Bank of Montreal	12/3/2015	USD	13,882	MYR	59,000	(49)
Bank of Montreal	12/3/2015	USD	3,953	NZD	6,000	(5)
Bank of Montreal	12/3/2015	USD	6,444	PHP	303,500	(7)
Bank of Montreal	12/3/2015	USD	16,466	SGD	23,200	(20)
Bank of Montreal	12/3/2015	USD	8,176	THB	293,000	(1)
Bank of Montreal	12/3/2015	USD	7,909	TRY	23,000	(22)
Bank of Montreal	12/3/2015	USD	40,138	TWD	1,310,500	10
JP Morgan & Chase Co.	12/3/2015	USD	1,878,748	AUD	2,592,807	(3,948)
JP Morgan & Chase Co.	12/3/2015	USD	166,313	BRL	651,530	1,925
JP Morgan & Chase Co.	12/3/2015	USD	71,339	CAD	95,000	(202)
JP Morgan & Chase Co.	12/3/2015	USD	134,984	CLP	95,944,000	(18)
JP Morgan & Chase Co.	12/3/2015	USD	39,404	COP	124,064,000	44
JP Morgan & Chase Co.	12/3/2015	USD	62,613	EGP	484,000	(1,100)
JP Morgan & Chase Co.	12/3/2015	USD	210,899	IDR	2,917,359,000	(183)
JP Morgan & Chase Co.	12/3/2015	USD	356,138	INR	23,679,246	(1,086)
JP Morgan & Chase Co.	12/3/2015	USD	5,681,309	JPY	700,391,722	9,046
JP Morgan & Chase Co.	12/3/2015	USD	1,343,971	KRW	1,553,631,000	(2,512)

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/3/2015	USD	338,161	MXN	5,615,493	$492
JP Morgan & Chase Co.	12/3/2015	USD	333,914	MYR	1,419,000	(1,202)
JP Morgan & Chase Co.	12/3/2015	USD	61,355	NZD	93,116	(75)
JP Morgan & Chase Co.	12/3/2015	USD	119,010	PHP	5,613,000	36
JP Morgan & Chase Co.	12/3/2015	USD	8,782	QAR	32,000	4
JP Morgan & Chase Co.	12/3/2015	USD	102,526	RUB	6,778,000	(419)
JP Morgan & Chase Co.	12/3/2015	USD	363,184	SGD	511,707	(451)
JP Morgan & Chase Co.	12/3/2015	USD	205,383	THB	7,352,000	(273)
JP Morgan & Chase Co.	12/3/2015	USD	158,557	TRY	460,846	(521)
JP Morgan & Chase Co.	12/3/2015	USD	674,328	TWD	22,001,297	(302)
JP Morgan & Chase Co.	12/3/2015	USD	112,672	ZAR	1,624,732	(349)
State Street Bank & Trust Co.	12/3/2015	USD	863,723	AUD	1,192,000	(1,815)
State Street Bank & Trust Co.	12/3/2015	USD	17,683	BRL	69,000	134
State Street Bank & Trust Co.	12/3/2015	USD	941,088	CAD	1,253,200	(2,679)
State Street Bank & Trust Co.	12/3/2015	USD	70,624	CLP	50,166,280	(54)
State Street Bank & Trust Co.	12/3/2015	USD	7,325	COP	23,072,780	11
State Street Bank & Trust Co.	12/3/2015	USD	133,677	IDR	1,851,695,500	67
State Street Bank & Trust Co.	12/3/2015	USD	349,262	INR	23,227,671	(981)
State Street Bank & Trust Co.	12/3/2015	USD	3,585,071	JPY	441,967,500	5,708
State Street Bank & Trust Co.	12/3/2015	USD	795,745	KRW	920,741,011	(745)
State Street Bank & Trust Co.	12/3/2015	USD	258,491	MXN	4,292,500	376
State Street Bank & Trust Co.	12/3/2015	USD	152,082	MYR	646,423	(515)
State Street Bank & Trust Co.	12/3/2015	USD	64,379	NZD	97,700	(83)
State Street Bank & Trust Co.	12/3/2015	USD	92,338	PHP	4,351,500	(47)
State Street Bank & Trust Co.	12/3/2015	USD	146,274	RUB	9,663,756	(694)
State Street Bank & Trust Co.	12/3/2015	USD	99,365	SGD	140,000	(123)
State Street Bank & Trust Co.	12/3/2015	USD	47,933	THB	1,717,931	(5)
State Street Bank & Trust Co.	12/3/2015	USD	124,892	TRY	363,000	(410)
State Street Bank & Trust Co.	12/3/2015	USD	788,013	TWD	25,687,650	(1,053)
State Street Bank & Trust Co.	12/3/2015	USD	120,074	ZAR	1,666,460	(4,867)
State Street Bank & Trust Co.	12/3/2015	USD	9,580	ZAR	133,000	(385)
The Bank of New York Mellon	12/3/2015	USD	1,356	AUD	1,900	18
The Bank of New York Mellon	12/3/2015	USD	7,196	AUD	10,100	107
The Bank of New York Mellon	12/3/2015	USD	670,939	BRL	2,629,945	8,165
The Bank of New York Mellon	12/3/2015	USD	9,083	CAD	11,900	(172)
The Bank of New York Mellon	12/3/2015	USD	120,526	CAD	160,500	(342)
The Bank of New York Mellon	12/3/2015	USD	1,140	CAD	1,500	(16)
The Bank of New York Mellon	12/3/2015	USD	587,715	JPY	72,452,800	930
The Bank of New York Mellon	12/3/2015	USD	77,079	JPY	9,378,600	(882)
The Bank of New York Mellon	12/3/2015	USD	2,688	MXN	44,300	(17)
The Bank of New York Mellon	12/3/2015	USD	688	MXN	11,600	11
The Bank of New York Mellon	12/3/2015	USD	3,023	NZD	4,500	(61)
The Bank of New York Mellon	12/3/2015	USD	117,931	QAR	429,500	(10)
The Bank of New York Mellon	12/3/2015	USD	3,569	SGD	5,000	(25)
The Bank of New York Mellon	12/3/2015	USD	10,523	TRY	30,600	(29)
The Bank of Nova Scotia	12/3/2015	USD	407,225	AUD	562,000	(856)
The Bank of Nova Scotia	12/3/2015	USD	2,895,572	CAD	3,855,888	(8,243)
The Bank of Nova Scotia	12/3/2015	USD	26,448	EGP	205,000	(394)
The Bank of Nova Scotia	12/3/2015	USD	490,542	JPY	60,474,000	781
The Bank of Nova Scotia	12/3/2015	USD	8,896	NZD	13,500	(11)
The Bank of Nova Scotia	12/3/2015	USD	102,914	SGD	145,000	(128)
The Bank of Nova Scotia	12/3/2015	USD	8,154	TRY	23,700	(27)
JP Morgan & Chase Co.	12/3/2015	ZAR	1,624,732	USD	117,067	4,744
State Street Bank & Trust Co.	12/3/2015	ZAR	1,624,160	USD	112,632	349
State Street Bank & Trust Co.	12/3/2015	ZAR	175,300	USD	12,631	512
JP Morgan & Chase Co.	12/7/2015	AED	50,000	USD	13,606	(7)
The Bank of New York Mellon	12/7/2015	AED	22,000	USD	5,990	0

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/7/2015	AED	350,800	USD	95,477	$(36)
JP Morgan & Chase Co.	12/7/2015	USD	13,613	AED	50,000	1
State Street Bank & Trust Co.	12/7/2015	USD	5,990	AED	22,000	0
The Bank of New York Mellon	12/7/2015	USD	95,506	AED	350,800	7
JP Morgan & Chase Co.	1/5/2016	AED	50,000	USD	13,606	(5)
The Bank of New York Mellon	1/5/2016	AED	350,800	USD	95,482	(10)
Bank of Montreal	1/5/2016	CHF	132,500	USD	129,245	72
State Street Bank & Trust Co.	1/5/2016	CHF	8,000	USD	7,811	11
State Street Bank & Trust Co.	1/5/2016	CHF	7,000	USD	6,825	1
State Street Bank & Trust Co.	1/5/2016	CHF	1,824,000	USD	1,779,122	920
The Bank of New York Mellon	1/5/2016	CHF	45,600	USD	44,479	24
The Bank of Nova Scotia	1/5/2016	CHF	2,523,596	USD	2,461,649	1,418
Bank of Montreal	1/5/2016	CZK	32,000	USD	1,250	(3)
JP Morgan & Chase Co.	1/5/2016	CZK	682,000	USD	26,635	(74)
State Street Bank & Trust Co.	1/5/2016	CZK	351,000	USD	13,731	(16)
Bank of Montreal	1/5/2016	DKK	184,000	USD	26,089	(15)
State Street Bank & Trust Co.	1/5/2016	DKK	1,468,000	USD	208,143	(118)
State Street Bank & Trust Co.	1/5/2016	DKK	292,000	USD	41,394	(31)
The Bank of New York Mellon	1/5/2016	DKK	41,100	USD	5,828	(3)
The Bank of Nova Scotia	1/5/2016	DKK	4,003,400	USD	567,625	(325)
Bank of Montreal	1/5/2016	EUR	367,500	USD	388,558	(212)
State Street Bank & Trust Co.	1/5/2016	EUR	5,095,843	USD	5,388,039	(2,734)
State Street Bank & Trust Co.	1/5/2016	EUR	246,000	USD	260,068	(169)
The Bank of New York Mellon	1/5/2016	EUR	509,500	USD	538,707	(281)
The Bank of Nova Scotia	1/5/2016	EUR	7,541,626	USD	7,973,837	(4,273)
Bank of Montreal	1/5/2016	GBP	90,100	USD	135,649	(74)
JP Morgan & Chase Co.	1/5/2016	GBP	3,670,736	USD	5,526,329	(3,136)
State Street Bank & Trust Co.	1/5/2016	GBP	2,444,285	USD	3,680,005	(1,978)
The Bank of New York Mellon	1/5/2016	GBP	88,500	USD	133,241	(72)
Bank of Montreal	1/5/2016	HKD	1,020,000	USD	131,596	18
JP Morgan & Chase Co.	1/5/2016	HKD	22,141,796	USD	2,856,656	414
State Street Bank & Trust Co.	1/5/2016	HKD	10,664,000	USD	1,375,849	217
The Bank of New York Mellon	1/5/2016	HKD	2,298,100	USD	296,497	47
Bank of Montreal	1/5/2016	HUF	583,500	USD	1,982	(1)
JP Morgan & Chase Co.	1/5/2016	HUF	10,222,000	USD	34,722	(17)
State Street Bank & Trust Co.	1/5/2016	HUF	8,035,500	USD	27,297	(11)
State Street Bank & Trust Co.	1/5/2016	HUF	2,314,000	USD	7,856	(8)
The Bank of Nova Scotia	1/5/2016	HUF	1,851,000	USD	6,288	(2)
Bank of Montreal	1/5/2016	ILS	45,500	USD	11,764	5
JP Morgan & Chase Co.	1/5/2016	ILS	738,698	USD	191,012	96
State Street Bank & Trust Co.	1/5/2016	ILS	642,500	USD	166,086	32
The Bank of New York Mellon	1/5/2016	ILS	21,100	USD	5,455	2
The Bank of Nova Scotia	1/5/2016	ILS	5,000	USD	1,293	1
Bank of Montreal	1/5/2016	NOK	65,500	USD	7,541	8
JP Morgan & Chase Co.	1/5/2016	NOK	1,468,000	USD	169,009	173
State Street Bank & Trust Co.	1/5/2016	NOK	759,500	USD	87,441	90
Bank of Montreal	1/5/2016	PLN	31,000	USD	7,661	(4)
JP Morgan & Chase Co.	1/5/2016	PLN	864,392	USD	213,607	(117)
State Street Bank & Trust Co.	1/5/2016	PLN	304,300	USD	75,202	(37)
Bank of Montreal	1/5/2016	SEK	317,500	USD	36,455	(3)
JP Morgan & Chase Co.	1/5/2016	SEK	6,362,000	USD	730,458	(89)
State Street Bank & Trust Co.	1/5/2016	SEK	129,000	USD	14,807	(6)
State Street Bank & Trust Co.	1/5/2016	SEK	4,209,100	USD	483,296	(34)
The Bank of New York Mellon	1/5/2016	SEK	42,800	USD	4,914	0
Bank of Montreal	1/5/2016	TRY	23,000	USD	7,838	32
JP Morgan & Chase Co.	1/5/2016	TRY	460,846	USD	157,050	637
State Street Bank & Trust Co.	1/5/2016	TRY	363,000	USD	123,702	498

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	1/5/2016	TRY	30,600	USD	10,429	$44
The Bank of Nova Scotia	1/5/2016	TRY	23,700	USD	8,076	32
Bank of Montreal	1/5/2016	USD	348	CZK	8,900	1
Bank of Montreal	1/5/2016	USD	576	NOK	5,000	(1)
Bank of Montreal	1/5/2016	USD	1,928	PLN	7,800	1
JP Morgan & Chase Co.	1/5/2016	USD	9,641	DKK	68,000	6
JP Morgan & Chase Co.	1/5/2016	USD	194,540	EUR	184,000	110
State Street Bank & Trust Co.	1/5/2016	USD	6,534	AED	24,000	(1)
State Street Bank & Trust Co.	1/5/2016	USD	45,481	EUR	43,000	8
State Street Bank & Trust Co.	1/5/2016	USD	105,404	GBP	70,000	41
State Street Bank & Trust Co.	1/5/2016	USD	174,064	HKD	1,349,000	(46)
State Street Bank & Trust Co.	1/5/2016	USD	15,328	PLN	62,000	2
State Street Bank & Trust Co.	1/5/2016	USD	10,221	TRY	30,000	(39)
The Bank of New York Mellon	1/5/2016	USD	5,988	AED	22,000	1
Bank of Montreal	1/6/2016	AUD	115,800	USD	83,755	180
JP Morgan & Chase Co.	1/6/2016	AUD	2,592,807	USD	1,875,312	4,048
State Street Bank & Trust Co.	1/6/2016	AUD	31,000	USD	22,385	12
State Street Bank & Trust Co.	1/6/2016	AUD	1,192,000	USD	862,203	1,921
The Bank of Nova Scotia	1/6/2016	AUD	562,000	USD	406,500	897
JP Morgan & Chase Co.	1/6/2016	BRL	651,530	USD	164,702	(1,709)
The Bank of New York Mellon	1/6/2016	BRL	2,629,945	USD	664,161	(7,567)
Bank of Montreal	1/6/2016	CAD	154,000	USD	115,644	329
JP Morgan & Chase Co.	1/6/2016	CAD	95,000	USD	71,341	205
State Street Bank & Trust Co.	1/6/2016	CAD	20,000	USD	14,980	4
State Street Bank & Trust Co.	1/6/2016	CAD	1,253,200	USD	941,070	2,674
The Bank of New York Mellon	1/6/2016	CAD	160,500	USD	120,525	343
The Bank of Nova Scotia	1/6/2016	CAD	3,855,888	USD	2,895,529	8,239
Bank of Montreal	1/6/2016	CLP	4,126,000	USD	5,752	(31)
JP Morgan & Chase Co.	1/6/2016	CLP	95,944,000	USD	134,494	17
State Street Bank & Trust Co.	1/6/2016	CLP	50,166,280	USD	70,384	70
Bank of Montreal	1/6/2016	COP	4,457,000	USD	1,412	(3)
JP Morgan & Chase Co.	1/6/2016	COP	124,064,000	USD	39,304	(76)
State Street Bank & Trust Co.	1/6/2016	COP	23,072,780	USD	7,315	(8)
JP Morgan & Chase Co.	1/6/2016	EGP	484,000	USD	58,881	662
The Bank of Nova Scotia	1/6/2016	EGP	205,000	USD	25,573	915
Bank of Montreal	1/6/2016	IDR	137,191,500	USD	9,883	55
JP Morgan & Chase Co.	1/6/2016	IDR	2,917,359,000	USD	209,415	424
State Street Bank & Trust Co.	1/6/2016	IDR	162,805,000	USD	11,673	10
State Street Bank & Trust Co.	1/6/2016	IDR	1,851,695,500	USD	132,767	117
Bank of Montreal	1/6/2016	INR	1,292,500	USD	19,257	(4)
JP Morgan & Chase Co.	1/6/2016	INR	23,679,246	USD	353,976	1,120
State Street Bank & Trust Co.	1/6/2016	INR	23,227,671	USD	347,408	1,280
Bank of Montreal	1/6/2016	JPY	36,114,500	USD	293,334	(462)
JP Morgan & Chase Co.	1/6/2016	JPY	700,391,722	USD	5,688,184	(9,579)
State Street Bank & Trust Co.	1/6/2016	JPY	441,967,500	USD	3,589,677	(5,777)
State Street Bank & Trust Co.	1/6/2016	JPY	23,341,000	USD	189,547	(334)
The Bank of New York Mellon	1/6/2016	JPY	72,452,800	USD	588,433	(979)
The Bank of Nova Scotia	1/6/2016	JPY	60,474,000	USD	491,181	(781)
Bank of Montreal	1/6/2016	KRW	68,934,500	USD	59,488	32
JP Morgan & Chase Co.	1/6/2016	KRW	1,553,631,000	USD	1,342,172	2,167
State Street Bank & Trust Co.	1/6/2016	KRW	20,620,000	USD	17,799	14
State Street Bank & Trust Co.	1/6/2016	KRW	920,741,011	USD	794,770	632
Bank of Montreal	1/6/2016	MXN	212,500	USD	12,768	(17)
JP Morgan & Chase Co.	1/6/2016	MXN	5,615,493	USD	337,389	(452)
State Street Bank & Trust Co.	1/6/2016	MXN	4,292,500	USD	257,927	(319)
Bank of Montreal	1/6/2016	MYR	59,000	USD	13,910	109
JP Morgan & Chase Co.	1/6/2016	MYR	1,419,000	USD	333,992	2,062

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	1/6/2016	MYR	646,423	USD	152,207	$997
Bank of Montreal	1/6/2016	PHP	303,500	USD	6,433	11
JP Morgan & Chase Co.	1/6/2016	PHP	5,613,000	USD	118,693	(83)
State Street Bank & Trust Co.	1/6/2016	PHP	4,351,500	USD	92,084	2
The Bank of New York Mellon	1/6/2016	QAR	429,500	USD	117,812	(8)
Bank of Montreal	1/6/2016	SGD	23,200	USD	16,445	19
JP Morgan & Chase Co.	1/6/2016	SGD	511,707	USD	362,759	463
State Street Bank & Trust Co.	1/6/2016	SGD	140,000	USD	99,246	125
The Bank of Nova Scotia	1/6/2016	SGD	145,000	USD	102,785	123
Bank of Montreal	1/6/2016	THB	293,000	USD	8,167	3
JP Morgan & Chase Co.	1/6/2016	THB	7,352,000	USD	205,118	256
State Street Bank & Trust Co.	1/6/2016	THB	483,000	USD	13,468	9
State Street Bank & Trust Co.	1/6/2016	THB	1,717,931	USD	47,909	39
Bank of Montreal	1/6/2016	TWD	1,310,500	USD	40,138	(18)
JP Morgan & Chase Co.	1/6/2016	TWD	22,001,297	USD	673,750	(397)
State Street Bank & Trust Co.	1/6/2016	TWD	25,687,650	USD	787,168	67
Bank of Montreal	1/6/2016	USD	8,679	AUD	12,000	(19)
Bank of Montreal	1/6/2016	USD	3,359	MXN	55,900	4
Bank of Montreal	1/6/2016	USD	3,544	SGD	5,000	(4)
JP Morgan & Chase Co.	1/6/2016	USD	8,773	QAR	32,000	5
State Street Bank & Trust Co.	1/6/2016	USD	34,005	AUD	47,000	(84)
State Street Bank & Trust Co.	1/6/2016	USD	32,570	BRL	128,000	123
State Street Bank & Trust Co.	1/6/2016	USD	7,838	BRL	31,000	80
State Street Bank & Trust Co.	1/6/2016	USD	6,574	BRL	26,000	67
State Street Bank & Trust Co.	1/6/2016	USD	165,973	CAD	221,000	(488)
State Street Bank & Trust Co.	1/6/2016	USD	7,954	CLP	5,669,000	(8)
State Street Bank & Trust Co.	1/6/2016	USD	5,092	COP	16,061,000	6
State Street Bank & Trust Co.	1/6/2016	USD	25,591	INR	1,711,000	(94)
State Street Bank & Trust Co.	1/6/2016	USD	45,512	JPY	5,597,000	20
State Street Bank & Trust Co.	1/6/2016	USD	9,260	KRW	10,742,000	5
State Street Bank & Trust Co.	1/6/2016	USD	5,829	MXN	97,000	6
State Street Bank & Trust Co.	1/6/2016	USD	6,666	PHP	315,000	0
State Street Bank & Trust Co.	1/6/2016	USD	7,958	QAR	29,000	(3)
State Street Bank & Trust Co.	1/6/2016	USD	33,328	SGD	47,000	(52)
State Street Bank & Trust Co.	1/6/2016	USD	22,615	TWD	738,000	(2)
State Street Bank & Trust Co.	1/6/2016	USD	6,041	ZAR	88,000	2
State Street Bank & Trust Co.	1/6/2016	USD	111,924	ZAR	1,624,160	(389)
The Bank of Nova Scotia	1/6/2016	USD	13,597	EGP	109,000	(486)
JP Morgan & Chase Co.	1/6/2016	ZAR	1,624,732	USD	111,962	388
The Bank of New York Mellon	1/6/2016	ZAR	722,000	USD	50,204	622
Bank of Montreal	1/7/2016	NZD	6,000	USD	3,944	5
JP Morgan & Chase Co.	1/7/2016	NZD	93,116	USD	61,206	81
State Street Bank & Trust Co.	1/7/2016	NZD	97,700	USD	64,223	90
The Bank of Nova Scotia	1/7/2016	NZD	13,500	USD	8,874	12
Bank of Montreal	1/7/2016	USD	2,958	NZD	4,500	(4)
JP Morgan & Chase Co.	1/13/2016	RUB	6,778,000	USD	101,268	567
State Street Bank & Trust Co.	1/13/2016	RUB	9,663,756	USD	144,451	876
State Street Bank & Trust Co.	1/13/2016	USD	40,538	RUB	2,712,000	(246)

Total net unrealized appreciation						$1,495,223

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Kronua
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$63,308,370	$—	$97,174	$63,405,544
Preferred Stocks**	643,499	—	—	643,499
Rights**	11,942	—	—	11,942
Securities Lending Collateral	1,112,028	—	—	1,112,028

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,669,575	—	1,669,575
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(174,352)	—	(174,352)

TOTAL	$65,075,839	$1,495,223	$97,174	$66,668,236

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $27,415 and between Level 3 and Level 1 was $10,895.

Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Australia — 20.3%
AGL Energy Ltd.	2,011	$24,070
Alumina Ltd.	7,512	6,112
Amcor Ltd.	3,192	31,210
AMP Ltd.	7,181	30,173
APA Group (a)	3,205	20,629
Aristocrat Leisure Ltd.	1,094	7,508
Asciano Ltd.	2,089	12,917
ASX Ltd.	473	14,159
Aurizon Holdings Ltd.	5,760	23,203
AusNet Services	9,102	9,907
Australia & New Zealand Banking Group Ltd.	7,077	138,956
Bank of Queensland Ltd.	722	7,133
Bendigo and Adelaide Bank Ltd.	1,006	8,119
BHP Billiton Ltd.	8,151	106,637
Boral Ltd.	1,699	6,967
Brambles Ltd.	4,360	34,338
Caltex Australia Ltd.	504	12,509
CIMIC Group Ltd.	329	5,960
Coca-Cola Amatil Ltd.	1,954	12,761
Cochlear Ltd.	170	11,602
Commonwealth Bank of Australia	4,155	238,680
Computershare Ltd.	1,171	9,866
Crown Resorts Ltd.	719	6,053
CSL Ltd.	1,134	82,101
Dexus Property Group REIT	2,321	12,891
Flight Centre Travel Group Ltd. (b)	98	2,550
Fortescue Metals Group Ltd. (b)	4,322	6,126
Goodman Group REIT	3,992	17,669
GPT Group REIT	4,597	15,359
Harvey Norman Holdings Ltd. (b)	1,997	5,893
Healthscope Ltd.	4,549	8,850
Iluka Resources Ltd.	1,056	4,391
Incitec Pivot Ltd.	3,740	10,224
Insurance Australia Group Ltd.	5,816	23,302
LendLease Group (a)	1,290	11,895
Macquarie Group Ltd.	717	42,214
Medibank Pvt Ltd.	8,345	14,002
Mirvac Group REIT	8,101	10,926
National Australia Bank Ltd.	6,509	138,348
Newcrest Mining Ltd.*	2,199	17,350
Orica Ltd.	949	10,844
Origin Energy Ltd.	3,677	14,892
Platinum Asset Management Ltd.	129	753
Qantas Airways Ltd.*	1,664	4,380
QBE Insurance Group Ltd.	3,772	34,017
Ramsay Health Care Ltd.	399	19,348
REA Group Ltd.	75	2,723
Santos Ltd. (b)	1,800	5,220
Scentre Group REIT	13,795	39,906
Seek Ltd.	886	8,894
Sonic Healthcare Ltd.	1,118	16,438
South32 Ltd.*	12,923	11,122
Stockland REIT	5,812	16,813
Suncorp Group Ltd.	3,137	30,378
Sydney Airport (a)	2,976	14,205

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	1,258	$4,158
Tatts Group Ltd.	3,089	9,293
Telstra Corp. Ltd.	10,236	39,678
TPG Telecom Ltd.	850	6,350
Transurban Group (a)	5,165	38,735
Treasury Wine Estates Ltd.	2,205	12,072
Vicinity Centres REIT	9,010	17,659
Wesfarmers Ltd.	2,702	74,431
Westfield Corp. REIT	5,390	37,421
Westpac Banking Corp.	6,827	158,734
Woodside Petroleum Ltd.	1,527	33,251
Woolworths Ltd.	3,049	52,193

		1,917,468

China — 21.0%
58.com, Inc., ADR*	100	6,021
AAC Technologies Holdings, Inc.	1,902	13,333
Agricultural Bank of China Ltd., Class H	69,195	26,506
Air China Ltd., Class H	2,000	1,612
Alibaba Group Holding Ltd., ADR*	2,200	184,976
Aluminum Corp. of China Ltd., Class H*(b)	13,369	4,259
Anhui Conch Cement Co. Ltd., Class H	3,680	10,038
Anta Sports Products Ltd.	5,359	16,208
AviChina Industry & Technology Co. Ltd., Class H	8,585	7,286
Baidu, Inc., ADR*	600	130,782
Bank of China Ltd., Class H	156,616	69,486
Bank of Communications Co. Ltd., Class H	11,000	7,661
Beijing Capital International Airport Co. Ltd., Class H	9,382	10,467
Belle International Holdings Ltd.	19,826	17,337
Byd Co. Ltd., Class H*	1,367	7,387
CGN Power Co. Ltd., Class H, 144A	19,705	7,624
China Cinda Asset Management Co. Ltd., Class H	17,211	6,371
China CITIC Bank Corp. Ltd., Class H*	10,000	6,307
China Communications Construction Co. Ltd., Class H	11,984	13,849
China Communications Services Corp. Ltd., Class H	3,196	1,232
China Conch Venture Holdings Ltd.	2,300	4,823
China Construction Bank Corp., Class H	172,068	118,286
China COSCO Holdings Co. Ltd., Class H*(b)	5,370	3,212
China Everbright Bank Co. Ltd., Class H	20,106	9,076
China Galaxy Securities Co. Ltd., Class H	6,990	6,365
China Huishan Dairy Holdings Co. Ltd. (b)	36,452	13,540
China International Marine Containers Group Co. Ltd., Class H	1,997	3,493
China Life Insurance Co. Ltd., Class H	14,748	50,882
China Longyuan Power Group Corp. Ltd., Class H	11,984	9,969
China Medical System Holdings Ltd.	1,362	1,880
China Mengniu Dairy Co. Ltd.	7,986	12,710
China Merchants Bank Co. Ltd., Class H	8,704	20,454
China Minsheng Banking Corp. Ltd., Class H	20,126	19,286

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
China (Continued)
China National Building Material Co. Ltd., Class H	1,462	$784
China Oilfield Services Ltd., Class H	7,422	7,380
China Pacific Insurance Group Co. Ltd., Class H	8,228	33,852
China Petroleum & Chemical Corp., Class H	67,907	41,602
China Railway Construction Corp. Ltd., Class H	5,791	7,693
China Railway Group Ltd., Class H	5,997	4,981
China Shenhua Energy Co. Ltd., Class H	7,980	12,454
China Shipping Container Lines Co. Ltd., Class H*	591	223
China Southern Airlines Co. Ltd., Class H	3,200	2,340
China Telecom Corp. Ltd., Class H	23,974	11,750
China Vanke Co. Ltd., Class H	4,127	10,284
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,309	1,361
CITIC Securities Co. Ltd., Class H	2,237	5,130
CNOOC Ltd.	29,960	33,154
Country Garden Holdings Co. Ltd.	27,896	10,470
CRRC Corp. Ltd., Class H	8,256	10,563
CSPC Pharmaceutical Group Ltd.	6,933	6,519
Ctrip.com International, Ltd., ADR*	300	32,103
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A (b)	900	5,345
Datang International Power Generation Co. Ltd., Class H	5,217	1,682
Dongfeng Motor Group Co. Ltd., Class H	7,989	10,860
ENN Energy Holdings Ltd.	3,293	16,691
Evergrande Real Estate Group Ltd.	15,377	12,118
Fosun International Ltd.	9,225	16,467
Geely Automobile Holdings Ltd.	15,976	8,386
GF Securities Co. Ltd., Class H*	2,400	5,813
GOME Electrical Appliances Holding Ltd.	12,249	2,101
Great Wall Motor Co. Ltd., Class H	11,152	13,678
Guangzhou Automobile Group Co. Ltd., Class H	7,989	7,645
Guangzhou R&F Properties Co. Ltd., Class H	7,711	8,682
Haitian International Holdings Ltd.	1,598	2,481
Haitong Securities Co. Ltd., Class H	3,993	6,891
Hengan International Group Co. Ltd.	3,041	30,553
Huadian Power International Corp. Ltd., Class H	6,397	4,043
Huaneng Power International, Inc., Class H	10,390	9,059
Huaneng Renewables Corp. Ltd., Class H	2,000	598
Huatai Securities Co. Ltd., Class H, 144A*	624	1,510
Industrial & Commercial Bank of China Ltd., Class H	176,130	106,540
JD.com, Inc., ADR*	300	9,204
Jiangsu Expressway Co. Ltd., Class H	6,565	8,501
Kingsoft Corp. Ltd.	1,747	4,642
Lenovo Group Ltd.	18,265	19,317
Longfor Properties Co. Ltd.	9,118	12,489
Luye Pharma Group Ltd.*	1,104	961
NetEase, Inc., ADR	100	16,666
New China Life Insurance Co. Ltd., Class H	1,807	7,481

	Number of Shares	Value
China (Continued)
New Oriental Education & Technology Group, Inc., ADR	200	$5,804
People’s Insurance Co. (Group) of China Ltd., Class H	25,926	13,375
PetroChina Co. Ltd., Class H	46,507	33,050
PICC Property & Casualty Co. Ltd., Class H	7,989	17,331
Ping An Insurance Group Co. of China Ltd., Class H	11,650	63,784
Qihoo 360 Technology Co. Ltd., ADR*	100	6,790
Semiconductor Manufacturing International Corp.*	37,712	3,940
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,377	5,942
Shanghai Electric Group Co. Ltd., Class H (b)	12,567	7,620
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (b)	504	1,632
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,595	5,696
Shenzhou International Group Holdings Ltd.	3,237	16,992
Sihuan Pharmaceutical Holdings Group Ltd.	5,410	2,726
Sino-Ocean Land Holdings Ltd.	4,313	2,420
Sinopec Engineering Group Co. Ltd., Class H	8,232	6,370
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	17,377	6,208
Sinopharm Group Co. Ltd., Class H	2,795	11,734
Sinotrans Ltd., Class H	4,671	2,711
Soho China Ltd.	22,098	9,006
SouFun Holdings Ltd., ADR	300	2,010
Sunac China Holdings Ltd.	6,299	4,200
Tencent Holdings Ltd.	12,894	256,601
Tingyi Cayman Islands Holding Corp.	3,993	5,778
TravelSky Technology Ltd., Class H	400	684
Tsingtao Brewery Co. Ltd., Class H	3,297	14,777
Vipshop Holdings Ltd., ADR*	500	8,265
Want Want China Holdings Ltd.	27,964	21,965
Weichai Power Co. Ltd., Class H	3,994	4,121
Yangzijiang Shipbuilding Holdings Ltd.	6,402	4,993
Yanzhou Coal Mining Co. Ltd., Class H	631	288
Zhejiang Expressway Co. Ltd., Class H	8,037	9,765
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,904	12,573
Zijin Mining Group Co. Ltd., Class H	31,903	7,982
ZTE Corp., Class H	2,260	5,078

		1,987,976

Hong Kong — 14.9%
AIA Group Ltd.	29,584	176,662
Alibaba Health Information Technology Ltd.*	6,862	5,248
Alibaba Pictures Group Ltd.*	19,854	4,840
ASM Pacific Technology Ltd.	857	6,527
Bank of East Asia Ltd. (The)	1,622	5,795
Beijing Enterprises Holdings Ltd.	2,704	16,862
Beijing Enterprises Water Group Ltd.*	16,341	12,772

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
BOC Hong Kong (Holdings) Ltd.	7,981	$24,447
Brilliance China Automotive Holdings Ltd.	7,989	10,160
Cathay Pacific Airways Ltd.	2,090	3,688
Cheung Kong Infrastructure Holdings Ltd.	993	8,696
Cheung Kong Property Holdings Ltd.	6,980	45,507
China Everbright International Ltd.	10,027	15,183
China Everbright Ltd.	2,266	5,220
China Gas Holdings Ltd.	9,141	12,992
China Jinmao Holdings Group Ltd.	26,731	8,102
China Merchants Holdings International Co. Ltd.	5,339	17,353
China Mobile Ltd.	16,342	185,689
China Overseas Land & Investment Ltd.	9,984	33,093
China Power International Development Ltd.	4,000	2,131
China Resources Beer (Holdings) Co. Ltd.	1,625	3,161
China Resources Gas Group Ltd.	4,885	13,640
China Resources Land Ltd.	3,993	10,738
China Resources Power Holdings Co. Ltd.	7,194	13,547
China State Construction International Holdings Ltd.	7,973	12,031
China Taiping Insurance Holdings Co. Ltd.*	2,975	8,959
China Unicom (Hong Kong) Ltd.	9,836	12,179
CITIC Ltd.	8,000	14,032
CK Hutchison Holdings Ltd.	6,610	86,702
CLP Holdings Ltd.	4,138	34,584
Far East Horizon Ltd.	5,991	5,200
First Pacific Co. Ltd.	3,993	2,482
Galaxy Entertainment Group Ltd.	5,918	17,403
GCL-Poly Energy Holdings Ltd.*(b)	13,980	2,650
Goldin Properties Holdings Ltd.*	4,200	3,304
Guangdong Investment Ltd.	13,833	18,876
Haier Electronics Group Co. Ltd.	2,853	5,115
Hanergy Thin Film Power Group Ltd.*	36,273	16,169
Hang Lung Properties Ltd.	5,991	14,032
Hang Seng Bank Ltd.	1,984	35,952
Henderson Land Development Co. Ltd.	3,015	18,568
HKT Trust and HKT Ltd. (a)	5,653	7,160
Hong Kong and China Gas Co. Ltd.	14,909	29,266
Hong Kong Exchanges & Clearing Ltd.	2,746	71,541
Hysan Development Co. Ltd.	1,733	7,320
Kerry Properties Ltd.	1,837	5,177
Kunlun Energy Co. Ltd.	14,572	12,761
Li & Fung Ltd.	14,143	9,741
Link REIT (The)	5,412	32,911
MTR Corp. Ltd.	3,180	14,765
New World China Land Ltd.	17,692	12,139
New World Development Co. Ltd.	13,736	13,677
Nine Dragons Paper Holdings Ltd.	2,754	1,602
Noble Group Ltd.	14,052	4,234
NWS Holdings Ltd.	2,421	3,397
PCCW Ltd.	6,045	3,657
Power Assets Holdings Ltd.	3,372	30,117
Shangri-La Asia Ltd.	3,336	3,102
Shimao Property Holdings Ltd.	2,817	4,701
Sino Biopharmaceutical Ltd.	22,099	20,835
Sino Land Co. Ltd.	7,989	11,849

	Number of Shares	Value
Hong Kong (Continued)
SJM Holdings Ltd.	11,838	$8,687
Sun Art Retail Group Ltd.	11,185	8,785
Sun Hung Kai Properties Ltd.	4,309	52,963
Swire Pacific Ltd., Class A	1,198	13,072
Swire Properties Ltd.	2,477	7,188
Techtronic Industries Co. Ltd.	3,285	13,325
WH Group Ltd., 144A*	15,701	8,100
Wharf Holdings Ltd. (The)	3,668	21,052
Wheelock & Co. Ltd.	2,673	11,549
Yue Yuen Industrial (Holdings) Ltd.	1,829	6,640
Yuexiu Property Co. Ltd.	57,315	9,610

		1,411,214

India — 5.2%
Dr. Reddy’s Laboratories Ltd., ADR	639	29,931
ICICI Bank Ltd., ADR	12,269	101,955
Infosys Ltd., ADR	2,916	48,639
Larsen & Toubro Ltd., GDR	2,929	60,044
Reliance Industries Ltd., GDR, 144A	4,356	124,364
Tata Motors Ltd., ADR*	2,338	73,811
Wipro Ltd., ADR	4,052	50,853

		489,597

Indonesia — 2.3%
PT Astra Agro Lestari Tbk	2,996	3,671
PT Astra International Tbk	48,957	20,966
PT Bank Central Asia Tbk	29,954	26,793
PT Bank Danamon Indonesia Tbk	9,519	1,944
PT Bank Mandiri Persero Tbk	19,375	11,904
PT Bank Negara Indonesia Persero Tbk	17,112	5,900
PT Bank Rakyat Indonesia Persero Tbk	24,518	19,095
PT Bumi Serpong Damai Tbk	18,946	2,307
PT Charoen Pokphand Indonesia Tbk	12,091	2,766
PT Global Mediacom Tbk	27,964	1,688
PT Gudang Garam Tbk	1,198	4,234
PT Indocement Tunggal Prakarsa Tbk	6,950	9,394
PT Indofood CBP Sukses Makmur Tbk	5,536	5,052
PT Indofood Sukses Makmur Tbk	8,051	2,837
PT Jasa Marga Persero Tbk	14,715	4,786
PT Kalbe Farma Tbk	31,342	3,024
PT Lippo Karawaci Tbk	74,685	6,937
PT Matahari Department Store Tbk	7,401	8,372
PT Media Nusantara Citra Tbk	4,490	527
PT Perusahaan Gas Negara Persero Tbk	36,797	7,062
PT Semen Indonesia Persero Tbk	12,899	9,906
PT Summarecon Agung Tbk	14,100	1,580
PT Surya Citra Media Tbk	3,698	810
PT Telekomunikasi Indonesia Persero Tbk	135,110	28,614
PT Tower Bersama Infrastructure Tbk*	11,584	5,087
PT Unilever Indonesia Tbk	6,759	17,954
PT United Tractors Tbk	2,377	2,800
PT XL Axiata Tbk*	16,155	4,040

		220,050

Ireland — 0.1%
James Hardie Industries PLC CDI(c)	1,046	12,376

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Macau — 0.3%
MGM China Holdings Ltd.	2,514	$3,307
Sands China Ltd.	6,107	20,636
Wynn Macau Ltd.	3,993	4,970

		28,913

Malaysia — 3.2%
Alliance Financial Group Bhd	6,176	5,185
AMMB Holdings Bhd	6,300	6,782
Axiata Group Bhd	100	144
Berjaya Sports Toto Bhd	6,795	4,924
British American Tobacco Malaysia Bhd	850	11,534
CIMB Group Holdings Bhd	1,850	1,952
Dialog Group Bhd	900	344
DiGi.Com Bhd	13,702	16,067
Felda Global Ventures Holdings Bhd	9,227	3,830
Gamuda Bhd	800	852
Genting Malaysia Bhd	18,353	18,938
Hong Leong Bank Bhd	4,351	13,837
Hong Leong Financial Group Bhd	3,125	10,260
IHH Healthcare Bhd	9,476	14,090
IOI Properties Group Bhd	6,100	3,147
Kuala Lumpur Kepong Bhd	1,600	8,608
Lafarge Malaysia Bhd	2,400	5,122
Malayan Banking Bhd	14,927	29,126
Malaysia Airports Holdings Bhd	4,925	6,260
Maxis Bhd	9,701	14,925
MISC Bhd	3,325	7,205
Petronas Dagangan Bhd	1,200	7,036
Petronas Gas Bhd	3,275	17,604
Public Bank Bhd	8,026	34,596
Sime Darby Bhd	12,028	22,313
Telekom Malaysia Bhd	7,151	10,918
Tenaga Nasional Bhd	900	2,820
UMW Holdings Bhd	5,376	10,061
Westports Holdings Bhd	2,900	2,924
YTL Power International Bhd	16,031	5,827

		297,231

New Zealand — 0.7%
Auckland International Airport Ltd.	3,715	12,912
Contact Energy Ltd.	4,806	15,755
Fletcher Building Ltd.	2,269	10,888
Meridian Energy Ltd.	2,122	3,241
Mighty River Power Ltd.	4,303	8,214
Ryman Healthcare Ltd.	2,183	11,280
Spark New Zealand Ltd.	3,505	7,694

		69,984

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	17,137	20,576
Aboitiz Power Corp.	5,950	5,301
Ayala Corp.	515	8,117
Ayala Land, Inc.	10,826	7,774
Bank of the Philippine Islands	5,738	10,164
BDO Unibank, Inc.	2,690	5,763
DMCI Holdings Inc.	10,900	3,117
Energy Development Corp.	23,300	3,064
Globe Telecom, Inc.	300	12,728

	Number of Shares	Value
Philippines (Continued)
GT Capital Holdings, Inc.	200	$5,367
International Container Terminal Services, Inc.	4,653	7,255
JG Summit Holdings, Inc.	1,260	1,891
Jollibee Foods Corp.	3,038	12,954
Metropolitan Bank & Trust Company	630	1,076
Philippine Long Distance Telephone Co.	300	13,046
SM Investments Corp.	105	1,882
SM Prime Holdings, Inc.	48,457	22,101
Universal Robina Corp.	4,250	18,212

		160,388

Singapore — 3.8%
Ascendas Real Estate Investment Trust REIT	5,550	9,404
CapitaLand Commercial Trust REIT	5,950	5,526
CapitaLand Ltd.	8,451	18,094
CapitaLand Mall Trust REIT	5,701	7,699
City Developments Ltd.	1,950	10,147
ComfortDelGro Corp. Ltd.	3,400	7,063
DBS Group Holdings Ltd.	4,000	46,790
Genting Singapore PLC	12,303	6,629
Global Logistic Properties Ltd.	10,201	14,247
Golden Agri-Resources Ltd.	28,603	7,300
Hutchison Port Holdings Trust, Class U	14,052	7,588
Jardine Cycle & Carriage Ltd.	200	4,530
Keppel Corp. Ltd.	4,000	18,574
Oversea-Chinese Banking Corp. Ltd.	6,050	37,187
Sembcorp Industries Ltd.	2,150	4,954
Sembcorp Marine Ltd.	2,150	3,140
Singapore Airlines Ltd.	600	4,322
Singapore Exchange Ltd.	1,850	9,889
Singapore Press Holdings Ltd.	1,850	5,272
Singapore Technologies Engineering Ltd.	5,650	11,456
Singapore Telecommunications Ltd.	17,803	48,340
StarHub Ltd.	1,000	2,573
Suntec Real Estate Investment Trust REIT	1,600	1,741
United Overseas Bank Ltd.	3,500	48,112
UOL Group Ltd.	1,650	7,147
Wilmar International Ltd.	6,050	12,267

		359,991

South Korea — 13.5%
Amorepacific Corp.	90	31,359
AMOREPACIFIC Group	118	15,641
BGF Retail Co. Ltd.	26	4,030
BNK Financial Group, Inc.	688	5,781
Celltrion, Inc.*	229	17,065
Cheil Worldwide, Inc.*	358	6,322
CJ CheilJedang Corp.	12	3,736
CJ Corp.	40	8,739
CJ Korea Express Co. Ltd.*	5	831
Coway Co. Ltd.	141	10,288
Daelim Industrial Co. Ltd.	1	62
Daewoo Securities Co. Ltd.	799	7,141
DGB Financial Group, Inc.	671	6,026
Dongbu Insurance Co. Ltd.	205	10,993
Dongsuh Cos., Inc.	100	3,186

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
E-MART, Inc.	80	$14,783
GS Engineering & Construction Corp.*	183	3,461
Hana Financial Group, Inc.	858	18,893
Hankook Tire Co. Ltd.	138	5,500
Hanmi Pharm. Co. Ltd.*	17	11,656
Hanmi Science Co. Ltd.*	49	6,305
Hanon Systems	72	2,838
Hanssem Co. Ltd.	23	4,697
Hanwha Chemical Corp.	499	10,729
Hanwha Corp.	267	8,392
Hanwha Life Insurance Co. Ltd.	520	3,431
Hotel Shilla Co. Ltd.	70	5,470
Hyosung Corp.	68	6,782
Hyundai Department Store Co. Ltd.	25	2,731
Hyundai Development Co.-Engineering & Construction	85	3,009
Hyundai Engineering & Construction Co. Ltd.	39	1,076
Hyundai Glovis Co. Ltd.	47	7,752
Hyundai Marine & Fire Insurance Co. Ltd.	298	8,723
Hyundai Mobis Co. Ltd.	145	31,240
Hyundai Motor Co.	301	38,338
Hyundai Steel Co.	332	14,564
Hyundai Wia Corp.	34	3,553
Industrial Bank of Korea	928	10,658
Kakao Corp.	64	6,665
Kangwon Land, Inc.	248	8,181
KB Financial Group, Inc.	952	28,978
KCC Corp.	4	1,587
KEPCO Plant Service & Engineering Co. Ltd.	66	5,756
Kia Motors Corp.	632	28,652
Korea Aerospace Industries Ltd.	171	12,389
Korea Electric Power Corp.	670	28,320
Korea Investment Holdings Co. Ltd.	88	4,157
Korea Zinc Co. Ltd.	39	15,323
KT Corp.*	160	4,138
KT&G Corp.	301	27,811
Kumho Petrochemical Co. Ltd.	56	2,843
LG Chem Ltd.	133	36,522
LG Corp.	114	7,245
LG Display Co. Ltd.	371	8,137
LG Electronics, Inc.	64	2,995
LG Household & Health Care Ltd.	26	22,631
LG Uplus Corp.	1,108	10,190
Lotte Chemical Corp.	64	13,291
Mirae Asset Securities Co. Ltd.	148	2,537
NAVER Corp.	69	37,597
NCSoft Corp.	62	11,912
NH Investment & Securities Co. Ltd.	538	4,762
OCI Co. Ltd.	33	2,169
Orion Corp.	14	13,794
Paradise Co. Ltd.	193	3,350
POSCO	211	30,792
S-1 Corp.	65	5,287
Samsung C&T Corp.*	210	26,476
Samsung Card Co. Ltd.	131	3,558

	Number of Shares	Value
South Korea (Continued)
Samsung Electro-Mechanics Co. Ltd.	102	$6,095
Samsung Electronics Co. Ltd.	269	298,257
Samsung Fire & Marine Insurance Co. Ltd.	98	25,938
Samsung Heavy Industries Co. Ltd.	31	309
Samsung Life Insurance Co. Ltd.	264	23,481
Samsung SDI Co. Ltd.	87	9,015
Samsung SDS Co. Ltd.	67	15,100
Samsung Securities Co. Ltd.	207	7,910
Shinhan Financial Group Co. Ltd.	1,083	38,764
Shinsegae Co. Ltd.	7	1,514
SK Holdings Co. Ltd.	56	13,056
SK Hynix, Inc.	1,350	36,838
SK Innovation Co. Ltd.*	63	6,936
SK Telecom Co. Ltd.	47	9,497
S-Oil Corp.	9	577
Woori Bank	1,093	8,957
Yuhan Corp.	15	3,588

		1,279,658

Taiwan — 10.5%
Acer, Inc.*	11,893	4,409
Advanced Semiconductor Engineering, Inc.	18,358	19,319
Advantech Co. Ltd.	933	6,131
Asia Cement Corp.	3,869	3,277
Asia Pacific Telecom Co. Ltd.*	9,136	2,883
Asustek Computer, Inc.	1,787	14,781
AU Optronics Corp.	34,695	9,290
Catcher Technology Co. Ltd.	2,048	19,826
Cathay Financial Holding Co. Ltd.	18,101	25,314
Cheng Shin Rubber Industry Co. Ltd.	3,080	5,161
Chicony Electronics Co. Ltd.	1,346	3,105
China Life Insurance Co. Ltd./Taiwan	4,044	3,283
China Steel Corp.	21,935	12,197
Chunghwa Telecom Co. Ltd.	9,206	28,147
Compal Electronics, Inc.	13,440	7,453
CTBC Financial Holding Co. Ltd.	34,783	18,222
Delta Electronics, Inc.	5,467	26,211
E.Sun Financial Holding Co. Ltd.	8,966	5,397
Eclat Textile Co. Ltd.	503	6,765
EVA Airways Corp.*	428	215
Far Eastern New Century Corp.	4,622	3,738
Far EasTone Telecommunications Co. Ltd.	3,761	7,916
Feng Tay Enterprise Co. Ltd.	978	5,378
First Financial Holding Co. Ltd.	4,180	1,946
Formosa Chemicals & Fibre Corp.	9,355	20,234
Formosa Petrochemical Corp.	142	336
Formosa Plastics Corp.	11,004	24,845
Formosa Taffeta Co. Ltd.	1,000	933
Foxconn Technology Co. Ltd.	3,756	8,423
Fubon Financial Holding Co. Ltd.	16,519	26,315
Giant Manufacturing Co. Ltd.	412	2,783
Hermes Microvision, Inc.	112	3,997
Hiwin Technologies Corp.	23	107
Hon Hai Precision Industry Co. Ltd.	40,837	105,089
Hotai Motor Co. Ltd.	482	5,213
HTC Corp.	4,317	10,726
Innolux Corp.	43,977	13,459

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Inotera Memories, Inc.*	7,171	$4,855
Inventec Corp.	7,616	4,433
Largan Precision Co. Ltd.	316	24,347
Lite-On Technology Corp.	4,425	4,541
MediaTek, Inc.	3,775	30,126
Mega Financial Holding Co. Ltd.	15,013	10,348
Merida Industry Co. Ltd.	139	773
Nan Ya Plastics Corp.	15,174	27,241
Novatek Microelectronics Corp.	1,292	4,690
Pegatron Corp.	5,397	14,236
Phison Electronics Corp.	287	2,189
Pou Chen Corp.	6,272	8,349
Powertech Technology, Inc.	1,832	3,957
President Chain Store Corp.	1,193	7,639
Quanta Computer, Inc.	7,270	11,359
Radiant Opto-Electronics Corp.	1,266	3,312
Realtek Semiconductor Corp.	937	1,935
Ruentex Industries Ltd.	1,074	2,083
Siliconware Precision Industries Co. Ltd.	7,825	10,308
Simplo Technology Co. Ltd.	784	2,690
SinoPac Financial Holdings Co. Ltd.	2,372	734
Standard Foods Corp.	342	804
Synnex Technology International Corp.	3,017	2,925
Taishin Financial Holding Co. Ltd.	3,863	1,373
Taiwan Cement Corp.	6,234	5,624
Taiwan Fertilizer Co. Ltd.	1,388	1,709
Taiwan Mobile Co. Ltd.	3,921	11,844
Taiwan Semiconductor Manufacturing Co. Ltd.	63,055	268,508
Transcend Information, Inc.	534	1,396
Uni-President Enterprises Corp.	10,977	18,092
United Microelectronics Corp.	44,413	16,123
Vanguard International Semiconductor Corp.	2,147	2,598
Wistron Corp.	9,083	4,744
WPG Holdings Ltd.	4,766	4,614
Yuanta Financial Holding Co. Ltd.	8,781	3,322
Yulon Motor Co. Ltd.	2,030	2,027
Zhen Ding Technology Holding Ltd.	998	2,834

		991,506

Thailand — 1.7%
Bangkok Bank PCL, NVDR	4,625	21,615
Indorama Ventures PCL, NVDR	13,326	8,477
IRPC PCL, NVDR	44,423	5,206
Kasikornbank PCL, NVDR	4,800	22,902
Krung Thai Bank PCL, NVDR	73,204	34,723
PTT Exploration & Production PCL, NVDR	7,200	13,108
PTT PCL, NVDR	2,825	20,179
Siam Commercial Bank PCL, NVDR	5,000	18,345
Thai Oil PCL, NVDR	6,651	10,856

		155,411

United Kingdom — 0.4%
Rio Tinto Ltd.	1,003	33,302

TOTAL COMMON STOCKS (Cost $10,583,829)		9,415,065

	Number of Shares	Value
PREFERRED STOCKS — 0.6%
South Korea — 0.6%
Amorepacific Corp.	15	$3,063
Hyundai Motor Co.	6	575
Hyundai Motor Co. — 2nd Preferred	33	3,177
LG Chem Ltd.	33	6,398
Samsung Electronics Co. Ltd.	46	43,535

		56,748

TOTAL PREFERRED STOCKS (Cost $55,563)		56,748

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group*, expires 12/31/15	287	124

Malaysia — 0.0%
Hong Leong Bank Bhd*, expires 12/31/15	920	572

Taiwan — 0.0%
Delta Electronics, Inc.*, expires 12/31/15	287	57
Mega Financial Holding Co. Ltd.*, expires 12/31/15	1,218	56

		113

TOTAL RIGHTS (Cost $ 0)		809

SECURITIES LENDING COLLATERAL — 0.6%
Daily Assets Fund, 0.20% (d)(e) (Cost $56,466)	56,466	56,466

TOTAL INVESTMENTS — 100.8% (Cost $10,695,858)†		$9,529,088
Other assets and liabilities, net — (0.8%)		(71,995)

NET ASSETS — 100.0%		$9,457,093

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $10,760,709. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,231,621. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $417,499 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,649,120.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $52,741, which is 0.6% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

CDI: Chess Depositary Interest.

GDR: Global Depositary Receipt.

NVDR: Non Voting Depositary Receipt

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	HKD	3,601,700	USD	464,706	$177
JP Morgan & Chase Co.	12/2/2015	HKD	19,275,703	USD	2,487,316	1,235
State Street Bank & Trust Co.	12/2/2015	HKD	2,583,000	USD	333,306	164
The Bank of New York Mellon	12/2/2015	HKD	596,900	USD	77,023	38
Bank of Montreal	12/2/2015	USD	110,444	HKD	856,000	(42)
Bank of Montreal	12/2/2015	USD	354,195	HKD	2,745,700	(69)
JP Morgan & Chase Co.	12/2/2015	USD	2,486,562	HKD	19,275,703	(481)
State Street Bank & Trust Co.	12/2/2015	USD	333,206	HKD	2,583,000	(64)
The Bank of New York Mellon	12/2/2015	USD	30,109	HKD	233,400	(6)
The Bank of New York Mellon	12/2/2015	USD	46,208	HKD	358,100	(22)
The Bank of New York Mellon	12/2/2015	USD	697	HKD	5,400	0
JP Morgan & Chase Co.	12/3/2015	AUD	2,182,801	USD	1,554,892	(23,443)
State Street Bank & Trust Co.	12/3/2015	AUD	436,903	USD	311,219	(4,697)
State Street Bank & Trust Co.	12/3/2015	AUD	10,000	USD	7,246	15
State Street Bank & Trust Co.	12/3/2015	AUD	22,000	USD	15,683	(224)
State Street Bank & Trust Co.	12/3/2015	AUD	194,000	USD	138,165	(2,112)
The Bank of New York Mellon	12/3/2015	AUD	83,200	USD	59,268	(892)
JP Morgan & Chase Co.	12/3/2015	IDR	2,543,408,000	USD	183,706	1
State Street Bank & Trust Co.	12/3/2015	IDR	416,090,000	USD	29,978	(76)
State Street Bank & Trust Co.	12/3/2015	IDR	480,092,000	USD	34,589	(87)
JP Morgan & Chase Co.	12/3/2015	INR	27,675,572	USD	420,857	5,883
State Street Bank & Trust Co.	12/3/2015	INR	2,067,000	USD	31,413	420
State Street Bank & Trust Co.	12/3/2015	INR	4,958,128	USD	75,351	1,008
JP Morgan & Chase Co.	12/3/2015	KRW	1,272,775,880	USD	1,114,564	15,604
State Street Bank & Trust Co.	12/3/2015	KRW	121,333,000	USD	106,209	1,446
State Street Bank & Trust Co.	12/3/2015	KRW	328,315,410	USD	287,391	3,912
JP Morgan & Chase Co.	12/3/2015	MYR	1,185,000	USD	275,678	(2,169)
State Street Bank & Trust Co.	12/3/2015	MYR	164,732	USD	38,310	(315)
State Street Bank & Trust Co.	12/3/2015	MYR	41,000	USD	9,535	(78)
JP Morgan & Chase Co.	12/3/2015	NZD	89,782	USD	60,609	1,524
State Street Bank & Trust Co.	12/3/2015	NZD	10,000	USD	6,749	168
State Street Bank & Trust Co.	12/3/2015	NZD	6,400	USD	4,217	5
State Street Bank & Trust Co.	12/3/2015	NZD	41,250	USD	27,847	700
JP Morgan & Chase Co.	12/3/2015	PHP	5,459,000	USD	116,484	704
State Street Bank & Trust Co.	12/3/2015	PHP	415,000	USD	8,854	53

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	PHP	2,006,051	USD	42,791	$245
JP Morgan & Chase Co.	12/3/2015	SGD	714,437	USD	509,584	3,143
State Street Bank & Trust Co.	12/3/2015	SGD	126,000	USD	89,428	111
State Street Bank & Trust Co.	12/3/2015	SGD	50,000	USD	35,655	211
The Bank of New York Mellon	12/3/2015	SGD	800	USD	568	1
JP Morgan & Chase Co.	12/3/2015	THB	4,918,000	USD	137,682	477
State Street Bank & Trust Co.	12/3/2015	THB	686,688	USD	19,235	77
State Street Bank & Trust Co.	12/3/2015	THB	260,000	USD	7,277	24
Bank of Montreal	12/3/2015	TWD	386,160	USD	11,783	(47)
JP Morgan & Chase Co.	12/3/2015	TWD	22,260,983	USD	685,038	3,056
State Street Bank & Trust Co.	12/3/2015	TWD	10,345,095	USD	318,409	1,479
State Street Bank & Trust Co.	12/3/2015	TWD	1,948,000	USD	59,957	278
Bank of Montreal	12/3/2015	USD	7,176	AUD	10,000	55
Bank of Montreal	12/3/2015	USD	11,827	TWD	386,160	3
JP Morgan & Chase Co.	12/3/2015	USD	1,581,658	AUD	2,182,801	(3,324)
JP Morgan & Chase Co.	12/3/2015	USD	183,865	IDR	2,543,408,000	(160)
JP Morgan & Chase Co.	12/3/2015	USD	416,243	INR	27,675,572	(1,269)
JP Morgan & Chase Co.	12/3/2015	USD	1,101,017	KRW	1,272,775,880	(2,058)
JP Morgan & Chase Co.	12/3/2015	USD	278,850	MYR	1,185,000	(1,004)
JP Morgan & Chase Co.	12/3/2015	USD	59,158	NZD	89,782	(72)
JP Morgan & Chase Co.	12/3/2015	USD	115,745	PHP	5,459,000	35
JP Morgan & Chase Co.	12/3/2015	USD	507,071	SGD	714,437	(629)
JP Morgan & Chase Co.	12/3/2015	USD	137,388	THB	4,918,000	(182)
JP Morgan & Chase Co.	12/3/2015	USD	682,287	TWD	22,260,983	(305)
State Street Bank & Trust Co.	12/3/2015	USD	473,093	AUD	652,903	(994)
State Street Bank & Trust Co.	12/3/2015	USD	64,697	IDR	896,182,000	32
State Street Bank & Trust Co.	12/3/2015	USD	75,996	INR	5,054,128	(213)
State Street Bank & Trust Co.	12/3/2015	USD	30,000	INR	1,971,000	(446)
State Street Bank & Trust Co.	12/3/2015	USD	357,305	KRW	413,430,810	(335)
State Street Bank & Trust Co.	12/3/2015	USD	32,000	KRW	36,217,600	(728)
State Street Bank & Trust Co.	12/3/2015	USD	48,402	MYR	205,732	(164)
State Street Bank & Trust Co.	12/3/2015	USD	33,771	NZD	51,250	(43)
State Street Bank & Trust Co.	12/3/2015	USD	51,374	PHP	2,421,051	(26)
State Street Bank & Trust Co.	12/3/2015	USD	125,532	SGD	176,000	(771)
State Street Bank & Trust Co.	12/3/2015	USD	26,414	THB	946,688	(3)
State Street Bank & Trust Co.	12/3/2015	USD	377,112	TWD	12,293,095	(504)
The Bank of New York Mellon	12/3/2015	USD	33,982	AUD	46,900	(69)
The Bank of New York Mellon	12/3/2015	USD	25,400	AUD	35,600	342
The Bank of New York Mellon	12/3/2015	USD	492	AUD	700	14
The Bank of New York Mellon	12/3/2015	USD	4,199	NZD	6,400	13
The Bank of New York Mellon	12/3/2015	USD	285	SGD	400	(2)
The Bank of New York Mellon	12/3/2015	USD	282	SGD	400	2
The Bank of New York Mellon	1/5/2016	HKD	233,400	USD	30,113	5
Bank of Montreal	1/5/2016	HKD	2,745,700	USD	354,238	49
JP Morgan & Chase Co.	1/5/2016	HKD	19,275,703	USD	2,486,883	361
State Street Bank & Trust Co.	1/5/2016	HKD	2,583,000	USD	333,254	53
State Street Bank & Trust Co.	1/5/2016	USD	108,645	HKD	842,000	(29)
JP Morgan & Chase Co.	1/6/2016	AUD	2,182,801	USD	1,578,765	3,408
State Street Bank & Trust Co.	1/6/2016	AUD	652,903	USD	472,261	1,052
State Street Bank & Trust Co.	1/6/2016	AUD	21,000	USD	15,164	8
The Bank of New York Mellon	1/6/2016	AUD	46,900	USD	33,922	73
State Street Bank & Trust Co.	1/6/2016	IDR	896,182,000	USD	64,256	56
JP Morgan & Chase Co.	1/6/2016	IDR	2,543,408,000	USD	182,572	370
State Street Bank & Trust Co.	1/6/2016	IDR	92,402,000	USD	6,625	6
JP Morgan & Chase Co.	1/6/2016	INR	27,675,572	USD	413,717	1,309
State Street Bank & Trust Co.	1/6/2016	INR	5,054,128	USD	75,593	279
JP Morgan & Chase Co.	1/6/2016	KRW	1,272,775,880	USD	1,099,543	1,775

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	1/6/2016	KRW	413,430,810	USD	356,867	$284
JP Morgan & Chase Co.	1/6/2016	MYR	1,185,000	USD	278,915	1,722
State Street Bank & Trust Co.	1/6/2016	MYR	205,732	USD	48,442	317
JP Morgan & Chase Co.	1/6/2016	PHP	5,459,000	USD	115,437	(80)
State Street Bank & Trust Co.	1/6/2016	PHP	2,421,051	USD	51,233	1
JP Morgan & Chase Co.	1/6/2016	SGD	714,437	USD	506,478	646
JP Morgan & Chase Co.	1/6/2016	THB	4,918,000	USD	137,211	171
State Street Bank & Trust Co.	1/6/2016	THB	946,688	USD	26,401	22
State Street Bank & Trust Co.	1/6/2016	TWD	12,293,095	USD	376,707	32
Bank of Montreal	1/6/2016	TWD	386,160	USD	11,827	(5)
JP Morgan & Chase Co.	1/6/2016	TWD	22,260,983	USD	681,702	(401)
State Street Bank & Trust Co.	1/6/2016	USD	6,581	PHP	311,000	0
State Street Bank & Trust Co.	1/6/2016	USD	7,233	AUD	10,000	(16)
State Street Bank & Trust Co.	1/6/2016	USD	20,258	AUD	28,000	(50)
State Street Bank & Trust Co.	1/6/2016	USD	13,506	INR	903,000	(50)
State Street Bank & Trust Co.	1/6/2016	USD	6,165	KRW	7,152,000	3
State Street Bank & Trust Co.	1/6/2016	USD	7,535	MYR	32,000	(49)
State Street Bank & Trust Co.	1/6/2016	USD	22,692	SGD	32,000	(35)
State Street Bank & Trust Co.	1/6/2016	USD	89,322	SGD	126,000	(112)
State Street Bank & Trust Co.	1/6/2016	USD	18,723	TWD	611,000	(2)
The Bank of New York Mellon	1/6/2016	USD	567	SGD	800	(1)
JP Morgan & Chase Co.	1/7/2016	NZD	89,782	USD	59,014	78
State Street Bank & Trust Co.	1/7/2016	NZD	51,250	USD	33,689	47
State Street Bank & Trust Co.	1/7/2016	USD	4,207	NZD	6,400	(6)

Total net unrealized appreciation						$5,821

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$9,370,350	$—	$44,715	$9,415,065
Preferred Stocks**	56,748	—	—	56,748
Rights	809	—	—	809
Securities Lending Collateral	56,466	—	—	56,466

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	54,782	—	54,782
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(48,961)	—	(48,961)

TOTAL	$9,484,373	$5,821	$44,715	$9,534,909

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $26,791 and between Level 3 and Level 1 was $19,632.

Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of a resumption in trading.

Transfers between price levels are recognized at the beginning of the reporting period.

** See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 65.4%
Consumer Discretionary — 4.1%
B2W Cia Digital*	2,015	$7,687
Estacio Participacoes SA	5,051	17,507
Kroton Educacional SA	24,122	57,671
Lojas Americanas SA	2,711	8,408
Lojas Renner SA	11,096	50,189

		141,462

Consumer Staples — 20.1%
Ambev SA	82,423	397,096
BRF SA	11,441	162,759
Hypermarcas SA*	6,059	35,079
JBS SA	12,798	41,083
M Dias Branco SA	563	10,477
Natura Cosmeticos SA	3,079	16,855
Raia Drogasil SA	3,749	38,420

		701,769

Energy — 6.9%
Cosan SA Industria e Comercio	2,134	13,293
Petroleo Brasileiro SA*	52,044	126,579
Ultrapar Participacoes SA	6,308	102,275

		242,147

Financials — 13.0%
Banco Bradesco SA	13,177	81,807
Banco do Brasil SA	14,969	63,025
Banco Santander Brasil SA	7,478	28,606
BB Seguridade Participacoes SA	12,215	81,991
BM&F Bovespa SA	30,135	88,559
BR Malls Participacoes SA	7,808	25,872
CETIP SA — Mercados Organizados	3,801	36,153
Multiplan Empreendimentos Imobiliarios SA	1,326	14,600
Porto Seguro SA	1,983	16,678
Sul America SA	3,151	17,551

		454,842

Health Care — 0.8%
Odontoprev SA	4,735	12,177
Qualicorp SA	3,854	14,713

		26,890

Industrials — 5.7%
CCR SA	15,423	51,064
Embraer SA	11,560	90,831
Localiza Rent a Car SA	2,566	17,622
WEG SA	9,941	39,055

		198,572

Information Technology — 4.3%
Cielo SA	14,793	134,242
Totvs SA	2,140	18,513

		152,755

Materials — 6.4%
Cia Siderurgica Nacional SA	11,123	15,812
Duratex SA	5,295	9,169
Fibria Celulose SA	4,335	64,123
Klabin SA	9,677	59,353

	Number of Shares	Value
Materials (Continued)
Vale SA	22,475	$76,504

		224,961

Telecommunication Services — 0.8%
Tim Participacoes SA	14,821	29,305

Utilities — 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo	5,761	28,172
CPFL Energia SA*	3,512	14,288
EDP — Energias do Brasil SA	4,167	12,784
Equatorial Energia SA	3,180	28,849
Tractebel Energia SA	2,925	25,296
Transmissora Alianca de Energia Eletrica SA	1,688	7,688

		117,077

TOTAL COMMON STOCKS (Cost $2,911,710)		2,289,780

PREFERRED STOCKS — 35.3%
Consumer Discretionary — 1.1%
Lojas Americanas SA	8,471	37,746

Consumer Staples — 1.0%
Cia Brasileira de Distribuicao	2,837	35,930

Energy — 3.9%
Petroleo Brasileiro SA*	68,542	135,879

Financials — 21.1%
Banco Bradesco SA	44,133	240,912
Banco do Estado do Rio Grande do Sul SA, Class B	11	16
Itau Unibanco Holding SA	53,049	381,037
Itausa — Investimentos Itau SA	61,896	115,985

		737,950

Materials — 4.7%
Braskem SA, Class A	2,682	18,176
Gerdau SA	15,349	24,200
Suzano Papel e Celulose SA, Class A	6,454	31,695
Vale SA	33,679	92,532

		166,603

Telecommunication Services — 1.9%
Telefonica Brasil SA	6,806	65,087

Utilities — 1.6%
AES Tiete SA	86	292
Centrais Eletricas Brasileiras SA, Class B	3,961	10,627
Cia Energetica de Minas Gerais	12,689	21,645
Cia Energetica de Sao Paulo, Class B	3,366	11,710
Cia Paranaense de Energia, Class B	1,811	13,434

		57,708

TOTAL PREFERRED STOCKS (Cost $1,921,831)		1,236,903

TOTAL INVESTMENTS — 100.7% (Cost $4,833,541)†		$3,526,683
Other assets and liabilities, net — (0.7%)		(25,693)

NET ASSETS — 100.0%		$3,500,990

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,682,816. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $2,156,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,720 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,210,853.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/3/2015	BRL	9,301,086	USD	2,396,569	$(5,153)
State Street Bank & Trust Co.	12/3/2015	BRL	4,559,410	USD	1,168,480	(8,849)
State Street Bank & Trust Co.	12/3/2015	BRL	167,000	USD	42,903	(220)
The Bank of New York Mellon	12/3/2015	BRL	1,797,068	USD	479,295	15,257
The Bank of New York Mellon	12/3/2015	BRL	107,302	USD	27,374	(333)
JP Morgan & Chase Co.	12/3/2015	USD	2,374,240	BRL	9,301,086	27,482
State Street Bank & Trust Co.	12/3/2015	USD	6,665	BRL	26,000	49
State Street Bank & Trust Co.	12/3/2015	USD	1,199,482	BRL	4,700,410	14,256
The Bank of New York Mellon	12/3/2015	USD	22,482	BRL	84,000	(791)
The Bank of New York Mellon	12/3/2015	USD	143,753	BRL	550,000	(1,733)
The Bank of New York Mellon	12/3/2015	USD	4,985	BRL	19,000	(79)
The Bank of New York Mellon	12/3/2015	USD	322,298	BRL	1,251,370	830
JP Morgan & Chase Co.	1/6/2016	BRL	9,301,086	USD	2,351,253	(24,391)
State Street Bank & Trust Co.	1/6/2016	BRL	4,700,410	USD	1,188,473	(12,086)
State Street Bank & Trust Co.	1/6/2016	USD	22,250	BRL	88,000	226
State Street Bank & Trust Co.	1/6/2016	USD	147,837	BRL	581,000	559
The Bank of New York Mellon	1/6/2016	USD	27,098	BRL	107,302	309

Total net unrealized appreciation						$5,333

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,289,780	$—	$—	$2,289,780
Preferred Stocks**	1,236,903	—	—	1,236,903

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	58,968	—	58,968
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(53,635)	—	(53,635)

TOTAL	$3,526,683	$5,333	$—	$3,532,016

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Brazil — 3.4%
Ambev SA	160,952	$775,432
B2W Cia Digital*	4,551	17,362
Banco Bradesco SA	29,920	185,753
Banco do Brasil SA	36,359	153,085
Banco Santander Brasil SA	25,200	96,397
BB Seguridade Participacoes SA	24,883	167,023
BM&F Bovespa SA	83,897	246,552
BR Malls Participacoes SA	29,838	98,869
BRF SA	29,745	423,149
CCR SA	37,920	125,550
CETIP SA — Mercados Organizados	4,667	44,390
Cia de Saneamento Basico do Estado de Sao Paulo	18,714	91,514
Cia Siderurgica Nacional SA	39,619	56,321
Cielo SA	30,042	272,622
Cosan SA Industria e Comercio	7,238	45,085
CPFL Energia SA*	13,130	53,416
Duratex SA	11,275	19,525
EDP — Energias do Brasil SA	12,186	37,386
Embraer SA	35,030	275,242
Estacio Participacoes SA	7,824	27,118
Fibria Celulose SA	6,294	93,100
Hypermarcas SA*	10,751	62,244
JBS SA	36,728	117,902
Klabin SA	26,749	164,061
Kroton Educacional SA	46,005	109,989
Localiza Rent a Car SA	8,530	58,579
Lojas Renner SA	20,245	91,571
M Dias Branco SA	322	5,992
Multiplan Empreendimentos Imobiliarios SA	4,033	44,406
Natura Cosmeticos SA	12,467	68,248
Odontoprev SA	17,844	45,890
Petroleo Brasileiro SA*	134,244	326,502
Porto Seguro SA	2,516	21,161
Qualicorp SA	12,375	47,242
Raia Drogasil SA	5,058	51,835
Sul America SA	4,704	26,201
Tim Participacoes SA	40,680	80,435
Totvs SA	10,141	87,728
Tractebel Energia SA	8,205	70,959
Transmissora Alianca de Energia Eletrica SA	252	1,148
Ultrapar Participacoes SA	20,662	335,003
Vale SA	49,399	168,153
WEG SA	1,001	3,933

		5,294,073

Chile — 1.5%
AES Gener SA	282,058	122,829
Banco de Chile	2,825,138	281,739
Banco de Credito e Inversiones	4,439	164,724
Banco Santander Chile	6,341,507	282,876
Cencosud SA	69,628	146,800
Cia Cervecerias Unidas SA	11,283	126,054
Colbun SA	428,804	106,089

	Number of Shares	Value
Chile (Continued)
Corpbanca SA	11,465,422	$97,077
Empresa Nacional de Electricidad SA	186,908	221,594
Empresa Nacional de Telecomunicaciones SA	8,206	73,371
Empresas CMPC SA	71,993	150,804
Empresas Copec SA	20,812	178,532
Enersis SA	936,455	228,075
LATAM Airlines Group SA*	14,052	75,556

		2,256,120

China — 22.7%
58.com, Inc., ADR*	600	36,126
AAC Technologies Holdings, Inc.	40,175	281,618
Agricultural Bank of China Ltd., Class H	813,414	311,583
Air China Ltd., Class H	232,471	187,393
Alibaba Group Holding Ltd., ADR*	36,700	3,085,736
Aluminum Corp. of China Ltd., Class H*(a)	197,030	62,767
Anhui Conch Cement Co. Ltd., Class H	101,080	275,728
Anta Sports Products Ltd.	111,112	336,054
AviChina Industry & Technology Co. Ltd., Class H	61,518	52,208
Baidu, Inc., ADR*	10,300	2,245,091
Bank of China Ltd., Class H	4,132,792	1,833,610
Bank of Communications Co. Ltd., Class H	447,225	311,476
Beijing Capital International Airport Co. Ltd., Class H (a)	32,874	36,675
Belle International Holdings Ltd.	204,903	179,177
Byd Co. Ltd., Class H*	37,999	205,348
CGN Power Co. Ltd., Class H, 144A	315,582	122,106
China Cinda Asset Management Co. Ltd., Class H	219,337	81,189
China CITIC Bank Corp. Ltd., Class H*	409,793	258,451
China Communications Construction Co. Ltd., Class H	245,859	284,118
China Communications Services Corp. Ltd., Class H	327,099	126,141
China Conch Venture Holdings Ltd.	30,916	64,835
China Construction Bank Corp., Class H	3,314,051	2,278,198
China COSCO Holdings Co. Ltd., Class H*	78,036	46,680
China Everbright Bank Co. Ltd., Class H	144,836	65,381
China Galaxy Securities Co. Ltd., Class H	77,484	70,554
China Huishan Dairy Holdings Co. Ltd. (a)	199,571	74,130
China International Marine Containers Group Co. Ltd., Class H	24,556	42,946
China Life Insurance Co. Ltd., Class H	241,265	832,383
China Longyuan Power Group Corp. Ltd., Class H	314,873	261,939
China Medical System Holdings Ltd.	46,621	64,338
China Mengniu Dairy Co. Ltd.	213,045	339,072
China Merchants Bank Co. Ltd., Class H	181,465	426,429
China Minsheng Banking Corp. Ltd., Class H	423,144	405,492
China National Building Material Co. Ltd., Class H	144,498	77,528

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
China (Continued)
China Oilfield Services Ltd., Class H	84,614	$84,140
China Pacific Insurance Group Co. Ltd., Class H	101,550	417,807
China Petroleum & Chemical Corp., Class H	1,288,060	789,105
China Railway Construction Corp. Ltd., Class H	43,869	58,277
China Railway Group Ltd., Class H	134,301	111,550
China Shenhua Energy Co. Ltd., Class H	168,426	262,845
China Shipping Container Lines Co. Ltd., Class H*	233,198	87,821
China Southern Airlines Co. Ltd., Class H	90,555	66,222
China Telecom Corp. Ltd., Class H	763,597	374,242
China Vanke Co. Ltd., Class H	98,023	244,253
Chongqing Rural Commercial Bank Co. Ltd., Class H	46,994	27,699
CITIC Securities Co. Ltd., Class H	55,163	126,498
CNOOC Ltd.	778,185	861,143
Country Garden Holdings Co. Ltd.	599,486	224,997
CRRC Corp. Ltd., Class H	153,321	196,164
CSPC Pharmaceutical Group Ltd.	166,991	157,009
Ctrip.com International, Ltd., ADR*	5,100	545,751
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A (a)	21,182	125,806
Dongfeng Motor Group Co. Ltd., Class H	230,390	313,191
ENN Energy Holdings Ltd.	31,822	161,297
Evergrande Real Estate Group Ltd.	171,878	135,446
Fosun International Ltd.	198,134	353,672
Geely Automobile Holdings Ltd.	139,222	73,081
GF Securities Co. Ltd., Class H*	26,501	64,189
GOME Electrical Appliances Holding Ltd.	363,107	62,286
Great Wall Motor Co. Ltd., Class H	224,022	274,774
Guangzhou Automobile Group Co. Ltd., Class H	26,108	24,985
Guangzhou R&F Properties Co. Ltd., Class H	141,261	159,053
Haitian International Holdings Ltd.	7,764	12,056
Haitong Securities Co. Ltd., Class H	87,459	150,927
Hengan International Group Co. Ltd.	27,425	275,543
Huadian Power International Corp. Ltd., Class H	40,030	25,298
Huaneng Power International, Inc., Class H	94,411	82,314
Huaneng Renewables Corp. Ltd., Class H	52,212	15,623
Huatai Securities Co. Ltd., Class H, 144A*	22,365	54,114
Industrial & Commercial Bank of China Ltd., Class H	2,887,769	1,746,788
Jiangsu Expressway Co. Ltd., Class H	33,062	42,812
Kingsoft Corp. Ltd.	36,031	95,730
Lenovo Group Ltd.	328,168	347,068
Longfor Properties Co. Ltd.	132,573	181,587
Luye Pharma Group Ltd.*	49,195	42,828
NetEase, Inc., ADR	1,700	283,322

	Number of Shares	Value
China (Continued)
New China Life Insurance Co. Ltd., Class H	16,932	$70,100
New Oriental Education & Technology Group, Inc., ADR	2,500	72,550
People’s Insurance Co. (Group) of China Ltd., Class H	111,058	57,295
PetroChina Co. Ltd., Class H	1,081,911	768,862
PICC Property & Casualty Co. Ltd., Class H	240,873	522,539
Ping An Insurance Group Co. of China Ltd., Class H	207,061	1,133,655
Qihoo 360 Technology Co. Ltd., ADR*	300	20,370
Qunar Cayman Islands Ltd., ADR*	800	36,024
Semiconductor Manufacturing International Corp.*	801,406	83,723
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	89,333	63,369
Shanghai Electric Group Co. Ltd., Class H (a)	124,986	75,787
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (a)	17,337	56,125
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	25,613	56,224
Shenzhou International Group Holdings Ltd.	22,080	115,904
Sihuan Pharmaceutical Holdings Group Ltd.	77,906	39,255
Sinopec Engineering Group Co. Ltd., Class H	185,409	143,479
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	393,460	140,568
Sinopharm Group Co. Ltd., Class H	49,602	208,236
Sinotrans Ltd., Class H	41,575	24,130
Soho China Ltd.	414,092	168,768
SouFun Holdings Ltd., ADR	9,200	61,640
Sunac China Holdings Ltd.	79,049	52,710
Tencent Holdings Ltd.	231,067	4,598,422
Tingyi Cayman Islands Holding Corp.	163,930	237,223
TravelSky Technology Ltd., Class H	8,500	14,537
Tsingtao Brewery Co. Ltd., Class H	25,874	115,964
Vipshop Holdings Ltd., ADR*	6,400	105,792
Want Want China Holdings Ltd.	460,113	361,399
Weichai Power Co. Ltd., Class H (a)	24,180	24,949
Yanzhou Coal Mining Co. Ltd., Class H	60,215	27,492
YY, Inc., ADR*	100	6,058
Zhejiang Expressway Co. Ltd., Class H	26,767	32,520
Zhuzhou CSR Times Electric Co. Ltd., Class H	19,791	130,690
Zijin Mining Group Co. Ltd., Class H	577,719	144,552
ZTE Corp., Class H	25,845	58,067

		34,930,791

Colombia — 0.0%
Grupo de Inversiones Suramericana SA	384	3,952

Czech Republic — 0.0%
CEZ AS	2,752	50,009

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Egypt — 0.4%
Commercial International Bank Egypt SAE	90,191	$495,759
Global Telecom Holding SAE*	32,670	6,676
Talaat Moustafa Group	150,784	113,424

		615,859

Hong Kong — 5.9%
Alibaba Health Information Technology Ltd.*	119,985	91,767
Alibaba Pictures Group Ltd.*	337,076	82,167
Beijing Enterprises Holdings Ltd.	32,812	204,613
Beijing Enterprises Water Group Ltd.*	356,209	278,409
Brilliance China Automotive Holdings Ltd.	81,077	103,105
China Everbright International Ltd.	186,662	282,637
China Everbright Ltd. (a)	14,933	34,398
China Gas Holdings Ltd.	170,448	242,258
China Merchants Holdings International Co. Ltd.	33,360	108,426
China Mobile Ltd.	278,358	3,162,894
China Overseas Land & Investment Ltd.	237,866	788,443
China Power International Development Ltd.	62,652	33,373
China Resources Beer (Holdings) Co. Ltd. (a)	70,136	136,410
China Resources Gas Group Ltd.	51,991	145,175
China Resources Land Ltd.	73,178	196,785
China Resources Power Holdings Co. Ltd.	121,679	229,126
China State Construction International Holdings Ltd.	121,675	183,608
China Taiping Insurance Holdings Co. Ltd.*	46,029	138,619
China Unicom (Hong Kong) Ltd.	191,233	236,777
CITIC Ltd.	73,292	128,558
Far East Horizon Ltd.	12,182	10,574
GCL-Poly Energy Holdings Ltd.*(a)	408,857	77,516
Goldin Properties Holdings Ltd.*(a)	77,201	60,738
Guangdong Investment Ltd.	245,534	335,044
Haier Electronics Group Co. Ltd.	26,687	47,843
Hanergy Thin Film Power Group Ltd.*	792,724	353,367
Kunlun Energy Co. Ltd.	219,820	192,505
New World China Land Ltd.	362,917	249,014
Nine Dragons Paper Holdings Ltd.	241,109	140,247
Shanghai Industrial Holdings Ltd.	75,568	197,364
Shimao Property Holdings Ltd.	62,657	104,570
Sino Biopharmaceutical Ltd.	471,577	444,606
Sun Art Retail Group Ltd.	16,710	13,125
Yuexiu Property Co. Ltd.	263,963	44,258

		9,078,319

Hungary — 0.5%
MOL Hungarian Oil and Gas PLC	3,885	178,247
OTP Bank PLC	16,388	338,074
Richter Gedeon Nyrt	13,359	253,795

		770,116

India — 5.4%
Dr. Reddy’s Laboratories Ltd., ADR	11,208	524,983
ICICI Bank Ltd., ADR	203,885	1,694,284

	Number of Shares	Value
India (Continued)
Infosys Ltd., ADR	53,338	$889,678
Larsen & Toubro Ltd., GDR	45,642	935,661
Reliance Industries Ltd., GDR, 144A	70,169	2,003,325
Tata Motors Ltd., ADR*	42,044	1,327,329
Wipro Ltd., ADR	73,878	927,169

		8,302,429

Indonesia — 2.7%
PT Astra Agro Lestari Tbk	69,820	85,540
PT Astra International Tbk	1,033,311	442,527
PT Bank Central Asia Tbk	596,257	533,334
PT Bank Danamon Indonesia Tbk	370,798	75,714
PT Bank Mandiri Persero Tbk	343,939	211,311
PT Bank Negara Indonesia Persero Tbk	386,649	133,308
PT Bank Rakyat Indonesia Persero Tbk	409,498	318,926
PT Bumi Serpong Damai Tbk	298,812	36,393
PT Charoen Pokphand Indonesia Tbk	136,857	31,308
PT Gudang Garam Tbk	35,979	127,168
PT Indocement Tunggal Prakarsa Tbk	120,724	163,176
PT Indofood CBP Sukses Makmur Tbk	16,092	14,685
PT Indofood Sukses Makmur Tbk	66,115	23,297
PT Kalbe Farma Tbk	892,440	86,115
PT Lippo Karawaci Tbk	1,555,865	144,509
PT Matahari Department Store Tbk	153,898	174,088
PT Media Nusantara Citra Tbk	902	106
PT Perusahaan Gas Negara Persero Tbk	865,211	166,038
PT Semen Indonesia Persero Tbk	163,048	125,218
PT Summarecon Agung Tbk	357,591	40,063
PT Surya Citra Media Tbk	129,141	28,283
PT Telekomunikasi Indonesia Persero Tbk	2,518,681	533,411
PT Tower Bersama Infrastructure Tbk*	166,658	73,180
PT Unilever Indonesia Tbk	133,780	355,361
PT United Tractors Tbk	140,282	165,276
PT XL Axiata Tbk*	265,901	66,499

		4,154,834

Malaysia — 3.4%
AirAsia Bhd	100,000	31,895
Alliance Financial Group Bhd	48,600	40,804
AMMB Holdings Bhd	88,200	94,943
Axiata Group Bhd	16,900	24,296
Berjaya Sports Toto Bhd	15,016	10,882
British American Tobacco Malaysia Bhd	19,800	268,674
CIMB Group Holdings Bhd	103,100	108,806
Dialog Group Bhd	800	306
DiGi.Com Bhd	226,100	265,127
Genting Bhd	13,900	23,471
Genting Malaysia Bhd	160,900	166,032
Hong Leong Bank Bhd	81,000	257,589
IHH Healthcare Bhd	49,000	72,856
IOI Corp. Bhd	199,700	203,728
IOI Properties Group Bhd	88,466	45,644
Kuala Lumpur Kepong Bhd	32,000	172,158
Lafarge Malaysia Bhd	96,800	206,585
Malayan Banking Bhd	195,800	382,049
Malaysia Airports Holdings Bhd	1,700	2,161

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Maxis Bhd	192,200	$295,692
Petronas Chemicals Group Bhd	177,500	280,570
Petronas Dagangan Bhd	28,700	168,269
Petronas Gas Bhd	33,200	178,458
Public Bank Bhd	158,400	682,784
RHB Capital Bhd	21,700	28,296
Sime Darby Bhd	130,000	241,159
Telekom Malaysia Bhd	145,700	222,445
Tenaga Nasional Bhd	118,400	370,972
UMW Holdings Bhd	112,900	211,290
Westports Holdings Bhd	5,700	5,748
YTL Corp. Bhd	258,793	95,894
YTL Power International Bhd	179,870	65,384

		5,224,967

Malta — 0.2%
Brait SE*(a)	24,761	274,605

Mexico — 5.1%
Alfa SAB de CV, Class A	154,882	313,253
America Movil SAB de CV, Series L (a)	1,531,009	1,240,267
Arca Continental SAB de CV	40,709	256,238
Cemex SAB de CV*	722,952	458,325
Coca-Cola Femsa SAB de CV, Series L	19,678	152,028
Controladora Comercial Mexicana SAB de CV	15,943	50,488
El Puerto de Liverpool SAB de CV, Class C1	1,793	23,706
Fibra Uno Administracion SA de CV REIT	86,744	201,500
Fomento Economico Mexicano SAB de CV	97,168	940,308
Gentera SAB de CV	44,904	87,922
Gruma SAB de CV, Class B	6,244	90,879
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,489	31,737
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,387	66,423
Grupo Bimbo SAB de CV, Series A*	89,737	248,346
Grupo Carso SAB de CV, Series A1	30,806	136,412
Grupo Comercial Chedraui SA de CV	12,074	32,796
Grupo Financiero Banorte SAB de CV, Class O	123,477	666,533
Grupo Financiero Inbursa SAB de CV, Class O	169,825	324,832
Grupo Financiero Santander Mexico SAB de CV, Class B	101,818	197,823
Grupo Lala SAB de CV	10,252	24,884
Grupo Mexico SAB de CV, Series B	204,405	447,445
Grupo Televisa SAB, Series CPO	102,444	576,849
Industrias Penoles SAB de CV	6,788	84,929
Kimberly-Clark de Mexico SAB de CV, Class A	63,003	148,859
Mexichem SAB de CV	32,944	81,554
OHL Mexico SAB de CV*	34,832	41,580
Promotora y Operadora de Infraestructura SAB de CV*	8,430	102,508
Wal-Mart de Mexico SAB de CV	317,869	841,349

		7,869,773

	Number of Shares	Value
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*	6,412	$30,393
Credicorp Ltd.	1,486	156,936

		187,329

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	81,990	98,444
Aboitiz Power Corp.	193,600	172,490
Ayala Corp.	4,040	63,677
Ayala Land, Inc.	465,100	333,976
Bank of the Philippine Islands	100,330	177,716
BDO Unibank, Inc.	98,759	211,597
Energy Development Corp.	824,700	108,467
Globe Telecom, Inc.	2,990	126,856
GT Capital Holdings, Inc.	2,575	69,100
International Container Terminal Services, Inc.	860	1,341
JG Summit Holdings, Inc.	66,360	99,596
Jollibee Foods Corp.	13,690	58,373
Megaworld Corp.	300,000	28,256
Metro Pacific Investments Corp.	286,700	31,869
Metropolitan Bank & Trust Company	101,489	173,311
Philippine Long Distance Telephone Co.	5,475	238,094
SM Investments Corp.	9,760	174,951
SM Prime Holdings, Inc.	180,800	82,461
Universal Robina Corp.	110,660	474,190

		2,724,765

Poland — 1.5%
Bank Pekao SA	9,485	321,679
Bank Zachodni WBK SA*	2,577	166,186
CCC SA	2,448	96,319
Cyfrowy Polsat SA*	38,879	231,482
Grupa Azoty SA*	397	10,605
LPP SA	121	203,850
Orange Polska SA	28,568	47,789
PGE Polska Grupa Energetyczna SA	92,593	303,828
Polski Koncern Naftowy Orlen SA	8,478	142,515
Polskie Gornictwo Naftowe i Gazownictwo SA	59,754	79,701
Powszechna Kasa Oszczednosci Bank Polski SA*	41,431	276,306
Powszechny Zaklad Ubezpieczen SA	45,669	436,229

		2,316,489

Qatar — 0.6%
Ezdan Holding Group QSC	35,670	156,609
Gulf International Services QSC	2,361	30,469
Industries Qatar QSC	7,080	195,373
Masraf Al Rayan	10,511	103,034
Qatar Islamic Bank SAQ	484	15,482
Qatar National Bank SAQ	10,058	441,873
Vodafone Qatar QSC	6,819	22,918

		965,758

Russia — 3.4%
Gazprom PAO, ADR	117,916	487,111
Lukoil PJSC, ADR	14,736	567,778
Magnit PJSC, GDR	19,696	949,741

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Russia (Continued)
MegaFon PJSC, GDR	21,446	$324,907
Mobile TeleSystems PJSC, ADR	49,050	345,803
NovaTek OAO, GDR	8,445	790,452
Rosneft Oil Co. OJSC, GDR	129,013	518,632
Severstal PAO, GDR	26,253	280,907
Sistema JSFC, GDR	26,193	175,493
Surgutneftegas OJSC, ADR	74,070	370,350
VTB Bank PJSC, GDR	155,315	331,132

		5,142,306

South Africa — 6.9%
Anglo American Platinum Ltd.*	3,401	47,053
AngloGold Ashanti Ltd.*	25,455	160,802
Aspen Pharmacare Holdings Ltd.*	13,610	294,315
Barclays Africa Group Ltd.	13,460	147,943
Barloworld Ltd.	3,766	19,914
Bidvest Group Ltd. (The)	11,648	271,572
Capitec Bank Holdings Ltd.	4,133	171,541
Coronation Fund Managers Ltd.	5,796	24,365
Discovery Ltd.	12,276	122,488
Exxaro Resources Ltd.	14,749	45,912
FirstRand Ltd.	146,285	475,811
Foschini Group Ltd. (The)	7,954	71,259
Gold Fields Ltd.	52,004	132,312
Growthpoint Properties Ltd. REIT	85,857	143,313
Hyprop Investments Ltd. REIT	8,894	74,113
Impala Platinum Holdings Ltd.*(a)	31,087	67,997
Imperial Holdings Ltd.	5,304	55,751
Investec Ltd.	8,112	67,899
Liberty Holdings Ltd.	2,940	26,388
Life Healthcare Group Holdings Ltd. (a)	31,904	78,789
Massmart Holdings Ltd.	2,021	16,147
Mediclinic International Ltd.	19,925	158,507
MMI Holdings Ltd.	39,913	65,325
Mondi Ltd.	7,043	160,129
Mr Price Group Ltd. (a)	8,533	118,651
MTN Group Ltd.	72,590	728,913
Naspers Ltd., Class N	17,563	2,617,976
Nedbank Group Ltd.	6,707	97,872
Netcare Ltd.	47,203	117,550
Pick N Pay Stores Ltd.	2,282	10,324
Pioneer Foods Group Ltd.	1,794	20,911
PSG Group Ltd.	6,840	127,805
Rand Merchant Insurance Holdings Ltd.	20,300	59,274
Redefine Properties Ltd. REIT	149,260	108,930
Remgro Ltd.	19,669	353,201
Resilient REIT Ltd. REIT	12,284	105,794
RMB Holdings Ltd.	26,706	112,895
Sanlam Ltd.	70,195	299,115
Sappi Ltd.*	34,409	149,004
Sasol Ltd.	27,895	776,799
Shoprite Holdings Ltd.	16,848	165,462
SPAR Group Ltd. (The)	4,417	55,485
Standard Bank Group Ltd.	52,498	471,523
Steinhoff International Holdings Ltd. (a)	97,889	548,493
Telkom SA SOC Ltd.	8,375	35,809
Tiger Brands Ltd.	4,759	109,685

	Number of Shares	Value
South Africa (Continued)
Truworths International Ltd.	15,356	$100,394
Vodacom Group Ltd. (a)	19,622	198,175
Woolworths Holdings Ltd.	40,139	283,217

		10,672,902

South Korea — 15.1%
Amorepacific Corp.	1,447	504,179
AMOREPACIFIC Group	752	99,678
BGF Retail Co. Ltd.	713	110,516
BNK Financial Group, Inc.	4,516	37,944
Celltrion, Inc.*	4,348	324,021
Cheil Worldwide, Inc.*	1,592	28,113
CJ CheilJedang Corp.	152	47,317
CJ Corp.	429	93,724
Coway Co. Ltd.	4,744	346,158
Daelim Industrial Co. Ltd.	54	3,367
Daewoo Engineering & Construction Co. Ltd.*	12,550	67,299
Daewoo International Corp.	3,706	61,284
Daewoo Securities Co. Ltd.	271	2,422
DGB Financial Group, Inc.	8,396	75,401
Dongbu Insurance Co. Ltd.	2,567	137,654
Dongsuh Cos., Inc.	672	21,413
Doosan Corp.	1,125	101,032
Doosan Heavy Industries & Construction Co. Ltd.	3,706	75,525
E-MART, Inc.	1,997	369,032
GS Engineering & Construction Corp.*	1,923	36,366
Hana Financial Group, Inc.	11,316	249,176
Hankook Tire Co. Ltd.	1,617	64,440
Hanmi Pharm. Co. Ltd.*	341	233,802
Hanmi Science Co. Ltd.*	725	93,282
Hanon Systems	317	12,496
Hanssem Co. Ltd.	612	124,984
Hanwha Chemical Corp.	6,139	131,999
Hanwha Corp.	4,486	141,005
Hanwha Life Insurance Co. Ltd.	32,908	217,104
Hotel Shilla Co. Ltd.	1,075	84,010
Hyosung Corp.	785	78,293
Hyundai Department Store Co. Ltd.	663	72,423
Hyundai Development Co.-Engineering & Construction	1,569	55,549
Hyundai Engineering & Construction Co. Ltd.	5,314	146,610
Hyundai Glovis Co. Ltd.	417	68,777
Hyundai Heavy Industries Co. Ltd.*	1,176	92,004
Hyundai Marine & Fire Insurance Co. Ltd.	4,483	131,232
Hyundai Mobis Co. Ltd.	3,302	711,411
Hyundai Motor Co.	6,857	873,371
Hyundai Steel Co.	3,301	144,804
Hyundai Wia Corp.	970	101,351
Industrial Bank of Korea	2,163	24,842
Kakao Corp.	957	99,663
Kangwon Land, Inc.	3,728	122,974
KB Financial Group, Inc.	9,993	304,178
KCC Corp.	16	6,349
KEPCO Plant Service & Engineering Co. Ltd.	550	47,969

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Kia Motors Corp.	15,337	$695,300
Korea Aerospace Industries Ltd.	2,569	186,122
Korea Electric Power Corp.	4,737	200,230
Korea Investment Holdings Co. Ltd.	730	34,481
Korea Zinc Co. Ltd.	345	135,551
Korean Air Lines Co. Ltd.*	1,599	39,076
KT&G Corp.	7,398	683,551
Kumho Petrochemical Co. Ltd.	1,273	64,637
LG Chem Ltd.	2,417	663,707
LG Corp.	5,476	348,028
LG Display Co. Ltd.	6,482	142,172
LG Electronics, Inc.	4,813	225,262
LG Household & Health Care Ltd.	652	567,520
LG Innotek Co. Ltd.	109	9,375
LG Uplus Corp.	25,710	236,442
Lotte Chemical Corp.	1,271	263,957
Lotte Shopping Co. Ltd.	964	195,622
Mirae Asset Securities Co. Ltd.	421	7,216
NAVER Corp.	1,122	611,357
NCSoft Corp.	824	158,318
Neo Holdings Co. Ltd.*	26	0
OCI Co. Ltd.	1,125	73,928
Orion Corp.	81	79,807
Paradise Co. Ltd.	459	7,967
POSCO	2,061	300,772
S-1 Corp.	788	64,099
Samsung C&T Corp.*	4,277	539,218
Samsung Card Co. Ltd.	3,735	101,434
Samsung Electro-Mechanics Co. Ltd.	2,174	129,909
Samsung Electronics Co. Ltd.	4,647	5,152,410
Samsung Fire & Marine Insurance Co. Ltd.	2,295	607,415
Samsung Heavy Industries Co. Ltd.	9,662	96,366
Samsung Life Insurance Co. Ltd.	6,283	558,826
Samsung SDI Co. Ltd.	3,154	326,825
Samsung SDS Co. Ltd.	1,280	288,485
Samsung Securities Co. Ltd.	709	27,091
Shinhan Financial Group Co. Ltd.	17,982	643,628
Shinsegae Co. Ltd.	97	20,982
SK Holdings Co. Ltd.	2,328	542,774
SK Hynix, Inc.	23,890	651,892
SK Innovation Co. Ltd.*	1,463	161,075
SK Networks Co. Ltd.	12,550	66,107
SK Telecom Co. Ltd.	62	12,528
S-Oil Corp.	1,773	113,602
Woori Bank	10,023	82,137
Yuhan Corp.	321	76,782

		23,170,526

Taiwan — 12.0%
Acer, Inc.*	218,604	81,034
Advanced Semiconductor Engineering, Inc.	329,333	346,565
Advantech Co. Ltd.	22,633	148,728
Asia Cement Corp.	61,772	52,325
Asia Pacific Telecom Co. Ltd.*	100,173	31,609
Asustek Computer, Inc.	36,114	298,719

	Number of Shares	Value
Taiwan (Continued)
AU Optronics Corp.	550,320	$147,350
Catcher Technology Co. Ltd.	37,034	358,518
Cathay Financial Holding Co. Ltd.	338,593	473,524
Chailease Holding Co. Ltd.	53,104	89,803
Chang Hwa Commercial Bank Ltd.	7,833	3,839
Cheng Shin Rubber Industry Co. Ltd.	62,936	105,465
Chicony Electronics Co. Ltd.	30,679	70,772
China Airlines Ltd.*	154,727	51,193
China Life Insurance Co. Ltd./Taiwan	161,231	130,893
China Steel Corp.	397,690	221,128
Chunghwa Telecom Co. Ltd.	185,932	568,471
Compal Electronics, Inc.	210,484	116,713
CTBC Financial Holding Co. Ltd.	676,696	354,497
Delta Electronics, Inc.	98,779	473,590
E.Sun Financial Holding Co. Ltd.	287,405	173,014
Eclat Textile Co. Ltd.	10,401	139,882
EVA Airways Corp.*	126,061	63,336
Evergreen Marine Corp. (Taiwan) Ltd.	99,735	39,568
Far Eastern New Century Corp.	90,152	72,913
Far EasTone Telecommunications Co. Ltd.	85,625	180,211
Feng Tay Enterprise Co. Ltd.	23,141	127,254
First Financial Holding Co. Ltd.	244,906	114,042
Formosa Chemicals & Fibre Corp.	98,787	213,662
Formosa Plastics Corp.	147,678	333,431
Formosa Taffeta Co. Ltd.	9,077	8,467
Foxconn Technology Co. Ltd.	73,050	163,815
Fubon Financial Holding Co. Ltd.	309,105	492,417
Giant Manufacturing Co. Ltd.	11,448	77,332
Hermes Microvision, Inc.	2,591	92,473
Highwealth Construction Corp.	60,410	73,935
Hiwin Technologies Corp.	14,698	68,668
Hon Hai Precision Industry Co. Ltd.	743,728	1,913,889
Hotai Motor Co. Ltd.	10,801	116,805
HTC Corp.	47,685	118,475
Hua Nan Financial Holdings Co. Ltd.	142,117	66,396
Innolux Corp.	200,301	61,302
Inotera Memories, Inc.*	149,651	101,320
Inventec Corp.	123,791	72,055
Largan Precision Co. Ltd.	5,019	386,704
Lite-On Technology Corp.	95,455	97,964
MediaTek, Inc.	64,557	515,198
Mega Financial Holding Co. Ltd.	339,444	233,977
Merida Industry Co. Ltd.	9,507	52,862
Nan Ya Plastics Corp.	202,520	363,571
Novatek Microelectronics Corp.	28,641	103,975
Pegatron Corp.	106,291	280,364
Phison Electronics Corp.	8,451	64,466
Pou Chen Corp.	117,029	155,778
Powertech Technology, Inc.	39,496	85,303
President Chain Store Corp.	14,100	90,279
Quanta Computer, Inc.	131,586	205,591
Radiant Opto-Electronics Corp.	25,135	65,760
Realtek Semiconductor Corp.	26,909	55,562
Ruentex Development Co. Ltd.	7,142	9,485
Ruentex Industries Ltd.	1,143	2,217
Siliconware Precision Industries Co. Ltd.	147,684	194,547

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Simplo Technology Co. Ltd.	16,518	$56,676
SinoPac Financial Holdings Co. Ltd.	324,276	100,337
Standard Foods Corp.	6,088	14,305
Synnex Technology International Corp.	71,138	68,976
Taishin Financial Holding Co. Ltd.	179,933	63,943
Taiwan Business Bank*	82,898	20,876
Taiwan Cement Corp.	89,972	81,174
Taiwan Cooperative Financial Holding Co. Ltd.	185,553	79,014
Taiwan Fertilizer Co. Ltd.	2,888	3,557
Taiwan Mobile Co. Ltd.	83,625	252,602
Taiwan Semiconductor Manufacturing Co. Ltd.	1,143,551	4,869,603
Teco Electric & Machinery Co. Ltd.	44,836	34,957
Transcend Information, Inc.	18,181	47,511
Uni-President Enterprises Corp.	183,801	302,938
United Microelectronics Corp.	617,452	224,153
Vanguard International Semiconductor Corp.	58,577	70,884
Wistron Corp.	103,812	54,224
WPG Holdings Ltd.	86,521	83,759
Zhen Ding Technology Holding Ltd.	22,735	64,565

		18,467,055

Thailand — 1.8%
Bangkok Bank PCL, NVDR	80,500	376,221
Indorama Ventures PCL, NVDR	562,300	357,713
IRPC PCL, NVDR	1,809,979	212,107
Kasikornbank PCL, NVDR	96,800	461,852
Krung Thai Bank PCL, NVDR	995,700	472,291
PTT Exploration & Production PCL, NVDR	65,600	119,431
PTT PCL, NVDR	22,400	160,000
Siam Commercial Bank PCL, NVDR	113,700	417,175
Thai Oil PCL, NVDR	152,300	248,592

		2,825,382

Turkey — 1.8%
Akbank TAS	88,939	211,567
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,299	56,803
Arcelik AS	11,467	62,191
BIM Birlesik Magazalar AS	15,928	297,975
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	69,099	65,938
Enka Insaat ve Sanayi AS	61,029	100,345
Eregli Demir ve Celik Fabrikalari TAS	140,586	181,448
Ford Otomotiv Sanayi AS	8,238	92,468
Haci Omer Sabanci Holding AS	47,625	133,234
KOC Holding AS	22,413	92,245
Petkim Petrokimya Holding As*	9,422	14,392
TAV Havalimanlari Holding AS	8,478	61,230
Tofas Turk Otomobil Fabrikasi AS	8,264	54,550
Tupras Turkiye Petrol Rafinerileri AS*	7,313	180,613
Turk Hava Yollari Anonim Ortakligi*	36,182	95,136
Turk Telekomunikasyon AS	62,778	129,295
Turkcell Iletisim Hizmetleri AS	74,354	283,302
Turkiye Garanti Bankasi AS	106,263	267,003
Turkiye Halk Bankasi AS	20,687	77,401

	Number of Shares	Value
Turkey (Continued)
Turkiye Is Bankasi, Class C	100,836	$163,719
Turkiye Vakiflar Bankasi TAO, Class D	47,064	64,297
Ulker Biskuvi Sanayi AS	6,184	39,928
Yapi ve Kredi Bankasi AS	1,790	2,064

		2,727,144

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	44,647	75,980
Aldar Properties PJSC	132,963	84,717
Arabtec Holding PJSC*	102,486	30,696
DP World Ltd.	9,700	181,390
Dubai Financial Market PJSC	114,665	37,154
Dubai Islamic Bank PJSC	74,218	129,335
Emaar Malls Group PJSC*	25,155	19,589
Emaar Properties PJSC	181,154	284,610
First Gulf Bank PJSC	122,385	399,886
National Bank of Abu Dhabi PJSC	53,755	111,971

		1,355,328

TOTAL COMMON STOCKS (Cost $174,500,947)		149,380,831

PREFERRED STOCKS — 2.8%
Brazil — 1.9%
Banco Bradesco SA	105,680	576,883
Braskem SA, Class A	12,353	83,716
Centrais Eletricas Brasileiras SA, Class B	9,143	24,529
Cia Brasileira de Distribuicao	7,941	100,571
Cia Energetica de Minas Gerais	45,436	77,508
Cia Energetica de Sao Paulo, Class B	3,572	12,427
Cia Paranaense de Energia, Class B	1,067	7,915
Gerdau SA	42,354	66,777
Itau Unibanco Holding SA	126,206	906,504
Itausa — Investimentos Itau SA	155,069	290,579
Lojas Americanas SA	7,910	35,246
Petroleo Brasileiro SA*	177,804	352,483
Suzano Papel e Celulose SA, Class A	7,478	36,723
Telefonica Brasil SA	18,235	174,385
Vale SA	79,919	219,576

		2,965,822

Chile — 0.1%
Embotelladora Andina SA, Class B	17,651	54,025
Sociedad Quimica y Minera de Chile SA, Class B	7,118	118,601

		172,626

South Korea — 0.7%
Amorepacific Corp.	200	40,845
Hyundai Motor Co. — 2nd Preferred	394	37,935
LG Chem Ltd.	502	97,318
Samsung Electronics Co. Ltd.	968	916,133

		1,092,231

Colombia — 0.1%
Bancolombia SA	15,860	112,976

TOTAL PREFERRED STOCKS (Cost $6,479,645)		4,343,655

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
RIGHTS — 0.0%
Malaysia — 0.0%
Hong Leong Bank Bhd*, expires 12/31/15	12,960	$8,054
RHB Capital Bhd*, expires 12/31/15	4,340	0

		8,054

Taiwan — 0.0%
Delta Electronics, Inc.*, expires 12/31/15	5,187	1,033
Mega Financial Holding Co. Ltd.*, expires 12/31/15	27,558	1,258
Taiwan Glass Industry Corp.*, expires 12/31/15	464	0

		2,291

TOTAL RIGHTS (Cost $0)		10,345

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.7%
Daily Assets Fund, 0.20% (b)(c) (Cost $2,599,528)	2,599,528	$2,599,528

TOTAL INVESTMENTS — 101.6% (Cost $183,580,120)†		$156,334,359
Other assets and liabilities, net — (1.6%)		(2,463,632)

NET ASSETS — 100.0%		$153,870,727

*	Non-income producing security.
†	The cost for federal income tax purposes was $184,992,689. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $28,658,330. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,608,917 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,267,247.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $2,327,449, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

CPO: Ordinary Participation Certificates.

GDR: Global Depositary Receipt.

NVDR: Non Voting Depositary Receipt

OJSC: Open Joint Stock Company.

PJSC: Private Joint Stock Company.

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2015, open future(s) contract(s) purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	4	$164,000	12/18/2015	$3,360

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/2/2015	CZK	1,582,500	USD	64,552	$2,709
State Street Bank & Trust Co.	12/2/2015	CZK	229,800	USD	8,975	(6)
State Street Bank & Trust Co.	12/2/2015	EUR	76	USD	84	4
JP Morgan & Chase Co.	12/2/2015	HKD	289,039,563	USD	37,297,353	18,520
State Street Bank & Trust Co.	12/2/2015	HKD	14,994,600	USD	1,934,300	374
State Street Bank & Trust Co.	12/2/2015	HKD	30,136,000	USD	3,888,704	1,918
The Bank of New York Mellon	12/2/2015	HKD	859,000	USD	110,841	52
The Bank of New York Mellon	12/2/2015	HKD	5,998,400	USD	774,028	385
Bank of Montreal	12/2/2015	HUF	47,160,500	USD	167,398	7,119
JP Morgan & Chase Co.	12/2/2015	HUF	190,696,500	USD	677,017	28,920
State Street Bank & Trust Co.	12/2/2015	HUF	7,216,700	USD	24,520	(7)

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/2/2015	HUF	13,895,000	USD	49,297	$2,074
JP Morgan & Chase Co.	12/2/2015	PLN	17,992,000	USD	4,666,247	213,939
State Street Bank & Trust Co.	12/2/2015	PLN	139,000	USD	36,036	1,639
State Street Bank & Trust Co.	12/2/2015	PLN	7,822,500	USD	1,934,467	(1,293)
State Street Bank & Trust Co.	12/2/2015	PLN	122,000	USD	31,622	1,432
The Bank of New York Mellon	12/2/2015	PLN	151,500	USD	37,832	341
Bank of Montreal	12/2/2015	USD	46,128	HUF	12,995,500	(1,962)
Bank of Montreal	12/2/2015	USD	116,080	HUF	34,165,000	33
JP Morgan & Chase Co.	12/2/2015	USD	61,804	CZK	1,582,500	39
JP Morgan & Chase Co.	12/2/2015	USD	37,286,046	HKD	289,039,563	(7,213)
JP Morgan & Chase Co.	12/2/2015	USD	647,914	HUF	190,696,500	183
JP Morgan & Chase Co.	12/2/2015	USD	4,449,335	PLN	17,992,000	2,973
State Street Bank & Trust Co.	12/2/2015	USD	9,372	CZK	229,800	(392)
State Street Bank & Trust Co.	12/2/2015	USD	81	EUR	76	—
State Street Bank & Trust Co.	12/2/2015	USD	3,887,538	HKD	30,136,000	(752)
State Street Bank & Trust Co.	12/2/2015	USD	47,210	HUF	13,895,000	13
State Street Bank & Trust Co.	12/2/2015	USD	64,544	PLN	261,000	43
The Bank of New York Mellon	12/2/2015	USD	743,920	HKD	5,765,200	(354)
The Bank of New York Mellon	12/2/2015	USD	2,075,826	HKD	16,086,800	(1,033)
The Bank of New York Mellon	12/2/2015	USD	25,224	HUF	7,216,700	(698)
The Bank of New York Mellon	12/2/2015	USD	52,417	PLN	202,100	(2,406)
The Bank of New York Mellon	12/2/2015	USD	1,982,189	PLN	7,642,500	(90,974)
The Bank of New York Mellon	12/2/2015	USD	33,354	PLN	129,400	(1,332)
JP Morgan & Chase Co.	12/3/2015	BRL	18,292,797	USD	4,713,424	(10,134)
State Street Bank & Trust Co.	12/3/2015	BRL	2,554,375	USD	654,632	(4,957)
State Street Bank & Trust Co.	12/3/2015	BRL	827,000	USD	211,997	(1,551)
State Street Bank & Trust Co.	12/3/2015	BRL	517,000	USD	132,820	(680)
The Bank of New York Mellon	12/3/2015	BRL	14,988,050	USD	3,860,263	(9,945)
Bank of Montreal	12/3/2015	CLP	34,469,500	USD	48,209	(280)
JP Morgan & Chase Co.	12/3/2015	CLP	1,993,592,800	USD	2,876,259	71,844
State Street Bank & Trust Co.	12/3/2015	CLP	91,591,000	USD	132,166	3,324
State Street Bank & Trust Co.	12/3/2015	CLP	23,608,500	USD	33,236	26
Bank of Montreal	12/3/2015	COP	27,485,000	USD	8,725	(14)
JP Morgan & Chase Co.	12/3/2015	COP	1,932,085,100	USD	665,525	51,186
State Street Bank & Trust Co.	12/3/2015	COP	26,502,000	USD	9,110	684
State Street Bank & Trust Co.	12/3/2015	COP	27,521,000	USD	9,484	733
State Street Bank & Trust Co.	12/3/2015	COP	326,924,500	USD	103,789	(162)
JP Morgan & Chase Co.	12/3/2015	EGP	10,659,002	USD	1,296,716	(57,962)
The Bank of Nova Scotia	12/3/2015	EGP	4,252,000	USD	548,560	8,163
Bank of Montreal	12/3/2015	IDR	1,031,227,000	USD	74,521	38
JP Morgan & Chase Co.	12/3/2015	IDR	56,621,179,500	USD	4,089,648	14
State Street Bank & Trust Co.	12/3/2015	IDR	7,089,581,000	USD	510,777	(1,290)
Bank of Montreal	12/3/2015	INR	9,949,500	USD	148,945	(241)
JP Morgan & Chase Co.	12/3/2015	INR	644,676,144	USD	9,803,469	137,046
State Street Bank & Trust Co.	12/3/2015	INR	65,960,946	USD	991,819	2,786
State Street Bank & Trust Co.	12/3/2015	INR	36,322,000	USD	552,006	7,386
Bank of Montreal	12/3/2015	KRW	495,908,500	USD	428,338	153
JP Morgan & Chase Co.	12/3/2015	KRW	26,112,304,000	USD	22,866,416	320,139
State Street Bank & Trust Co.	12/3/2015	KRW	55,359,000	USD	48,391	592
State Street Bank & Trust Co.	12/3/2015	KRW	2,271,334,000	USD	1,988,213	27,063
State Street Bank & Trust Co.	12/3/2015	KRW	3,367,404,900	USD	2,947,658	40,123
JP Morgan & Chase Co.	12/3/2015	MXN	119,015,000	USD	7,184,397	6,990
State Street Bank & Trust Co.	12/3/2015	MXN	685,000	USD	41,358	48
State Street Bank & Trust Co.	12/3/2015	MXN	7,265,000	USD	438,509	380
The Bank of New York Mellon	12/3/2015	MXN	29,190,262	USD	1,761,764	1,394
Bank of Montreal	12/3/2015	MYR	418,000	USD	98,353	345
JP Morgan & Chase Co.	12/3/2015	MYR	22,826,332	USD	5,310,302	(41,769)

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	MYR	132,260	USD	30,758	$(253)
State Street Bank & Trust Co.	12/3/2015	MYR	738,000	USD	171,628	(1,410)
Bank of Montreal	12/3/2015	PHP	2,179,000	USD	46,263	49
JP Morgan & Chase Co.	12/3/2015	PHP	93,717,000	USD	1,999,723	12,078
State Street Bank & Trust Co.	12/3/2015	PHP	4,634,000	USD	98,869	587
State Street Bank & Trust Co.	12/3/2015	PHP	198,000	USD	4,223	23
State Street Bank & Trust Co.	12/3/2015	PHP	37,313,216	USD	795,930	4,554
JP Morgan & Chase Co.	12/3/2015	QAR	1,199,000	USD	329,034	(158)
State Street Bank & Trust Co.	12/3/2015	QAR	101,000	USD	27,718	(13)
The Bank of New York Mellon	12/3/2015	QAR	3,225,080	USD	885,075	(389)
JP Morgan & Chase Co.	12/3/2015	RUB	97,878,155	USD	1,519,788	45,301
State Street Bank & Trust Co.	12/3/2015	RUB	1,956,000	USD	30,444	977
State Street Bank & Trust Co.	12/3/2015	RUB	78,075,198	USD	1,211,219	35,054
State Street Bank & Trust Co.	12/3/2015	RUB	17,651,000	USD	273,829	7,925
Bank of Montreal	12/3/2015	THB	1,901,000	USD	53,044	8
JP Morgan & Chase Co.	12/3/2015	THB	119,770,000	USD	3,353,024	11,608
State Street Bank & Trust Co.	12/3/2015	THB	169,000	USD	4,729	14
State Street Bank & Trust Co.	12/3/2015	THB	3,060,000	USD	85,648	279
State Street Bank & Trust Co.	12/3/2015	THB	10,614,960	USD	296,176	34
JP Morgan & Chase Co.	12/3/2015	TRY	9,388,172	USD	3,195,001	(24,456)
State Street Bank & Trust Co.	12/3/2015	TRY	582,000	USD	198,011	(1,572)
State Street Bank & Trust Co.	12/3/2015	TRY	66,000	USD	22,419	(214)
State Street Bank & Trust Co.	12/3/2015	TRY	722,000	USD	248,409	816
The Bank of New York Mellon	12/3/2015	TRY	369,300	USD	125,686	(957)
Bank of Montreal	12/3/2015	TWD	10,494,000	USD	321,409	(83)
JP Morgan & Chase Co.	12/3/2015	TWD	487,572,884	USD	15,004,089	66,927
State Street Bank & Trust Co.	12/3/2015	TWD	31,575,000	USD	971,837	4,514
State Street Bank & Trust Co.	12/3/2015	TWD	1,221,000	USD	37,569	163
State Street Bank & Trust Co.	12/3/2015	TWD	140,127,406	USD	4,312,940	20,031
Bank of Montreal	12/3/2015	USD	49,721	CLP	34,469,500	(1,232)
Bank of Montreal	12/3/2015	USD	9,460	COP	27,485,000	(721)
Bank of Montreal	12/3/2015	USD	74,478	IDR	1,031,227,000	5
Bank of Montreal	12/3/2015	USD	151,654	INR	9,949,500	(2,469)
Bank of Montreal	12/3/2015	USD	434,105	KRW	495,908,500	(5,920)
Bank of Montreal	12/3/2015	USD	97,069	MYR	418,000	939
Bank of Montreal	12/3/2015	USD	46,545	PHP	2,179,000	(330)
Bank of Montreal	12/3/2015	USD	53,298	THB	1,901,000	(263)
Bank of Montreal	12/3/2015	USD	320,212	TWD	10,494,000	1,279
Bank of Montreal	12/3/2015	USD	2,436,783	ZAR	35,144,500	(7,130)
JP Morgan & Chase Co.	12/3/2015	USD	4,669,508	BRL	18,292,797	54,050
JP Morgan & Chase Co.	12/3/2015	USD	2,804,796	CLP	1,993,592,800	(381)
JP Morgan & Chase Co.	12/3/2015	USD	613,656	COP	1,932,085,100	683
JP Morgan & Chase Co.	12/3/2015	USD	1,378,914	EGP	10,659,002	(24,236)
JP Morgan & Chase Co.	12/3/2015	USD	4,093,196	IDR	56,621,179,500	(3,561)
JP Morgan & Chase Co.	12/3/2015	USD	9,695,982	INR	644,676,144	(29,558)
JP Morgan & Chase Co.	12/3/2015	USD	22,588,498	KRW	26,112,304,000	(42,221)
JP Morgan & Chase Co.	12/3/2015	USD	7,166,990	MXN	119,015,000	10,418
JP Morgan & Chase Co.	12/3/2015	USD	5,371,407	MYR	22,826,332	(19,336)
JP Morgan & Chase Co.	12/3/2015	USD	1,987,045	PHP	93,717,000	599
JP Morgan & Chase Co.	12/3/2015	USD	329,219	QAR	1,199,000	(26)
JP Morgan & Chase Co.	12/3/2015	USD	1,480,535	RUB	97,878,155	(6,048)
JP Morgan & Chase Co.	12/3/2015	USD	3,345,858	THB	119,770,000	(4,443)
JP Morgan & Chase Co.	12/3/2015	USD	3,230,061	TRY	9,388,172	(10,604)
JP Morgan & Chase Co.	12/3/2015	USD	14,943,847	TWD	487,572,884	(6,684)
JP Morgan & Chase Co.	12/3/2015	USD	8,809,058	ZAR	127,026,616	(27,296)
State Street Bank & Trust Co.	12/3/2015	USD	994,813	BRL	3,898,375	11,823
State Street Bank & Trust Co.	12/3/2015	USD	161,946	CLP	112,228,500	(4,072)

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	USD	4,281	CLP	2,971,000	$(102)
State Street Bank & Trust Co.	12/3/2015	USD	131,280	COP	380,947,500	(10,151)
State Street Bank & Trust Co.	12/3/2015	USD	371,041	IDR	5,139,661,500	186
State Street Bank & Trust Co.	12/3/2015	USD	12,240	IDR	169,519,000	4
State Street Bank & Trust Co.	12/3/2015	USD	128,271	IDR	1,780,400,500	324
State Street Bank & Trust Co.	12/3/2015	USD	1,164,634	INR	76,632,946	(15,582)
State Street Bank & Trust Co.	12/3/2015	USD	370,000	INR	24,309,000	(5,505)
State Street Bank & Trust Co.	12/3/2015	USD	20,399	INR	1,341,000	(291)
State Street Bank & Trust Co.	12/3/2015	USD	1,000,000	KRW	1,131,800,000	(22,764)
State Street Bank & Trust Co.	12/3/2015	USD	3,942,941	KRW	4,562,297,900	(3,693)
State Street Bank & Trust Co.	12/3/2015	USD	478,743	MXN	7,950,000	696
State Street Bank & Trust Co.	12/3/2015	USD	204,743	MYR	870,260	(694)
State Street Bank & Trust Co.	12/3/2015	USD	894,309	PHP	42,145,216	(451)
State Street Bank & Trust Co.	12/3/2015	USD	27,732	QAR	101,000	(2)
State Street Bank & Trust Co.	12/3/2015	USD	1,478,555	RUB	97,682,198	(7,020)
State Street Bank & Trust Co.	12/3/2015	USD	387,786	THB	13,843,960	(1,559)
State Street Bank & Trust Co.	12/3/2015	USD	222,949	TRY	648,000	(732)
State Street Bank & Trust Co.	12/3/2015	USD	5,304,724	TWD	172,923,406	(7,086)
State Street Bank & Trust Co.	12/3/2015	USD	940,361	ZAR	13,560,000	(2,914)
The Bank of New York Mellon	12/3/2015	USD	3,572,389	BRL	14,003,050	43,473
The Bank of New York Mellon	12/3/2015	USD	257,887	BRL	985,000	(3,541)
The Bank of New York Mellon	12/3/2015	USD	2,712	MXN	45,700	44
The Bank of New York Mellon	12/3/2015	USD	2,844	MXN	46,700	(27)
The Bank of New York Mellon	12/3/2015	USD	21,492	MXN	354,000	(143)
The Bank of New York Mellon	12/3/2015	USD	5,806	MXN	96,200	(4)
The Bank of New York Mellon	12/3/2015	USD	771,457	MXN	12,811,662	1,173
The Bank of New York Mellon	12/3/2015	USD	955,774	MXN	15,836,000	(756)
The Bank of New York Mellon	12/3/2015	USD	97,424	QAR	355,000	43
The Bank of New York Mellon	12/3/2015	USD	788,061	QAR	2,870,080	(65)
The Bank of New York Mellon	12/3/2015	USD	361,778	TRY	1,063,000	2,754
The Bank of New York Mellon	12/3/2015	USD	9,936	TRY	28,300	(232)
The Bank of New York Mellon	12/3/2015	USD	12,896	ZAR	180,600	(410)
The Bank of New York Mellon	12/3/2015	USD	133,138	ZAR	1,862,600	(4,370)
The Bank of New York Mellon	12/3/2015	USD	29,648	ZAR	421,900	(481)
The Bank of New York Mellon	12/3/2015	USD	1,522,885	ZAR	21,137,000	(61,617)
The Bank of Nova Scotia	12/3/2015	USD	171,107	EGP	1,368,000	2,755
The Bank of Nova Scotia	12/3/2015	USD	355,828	EGP	2,884,000	10,707
Bank of Montreal	12/3/2015	ZAR	35,144,500	USD	2,532,253	102,599
JP Morgan & Chase Co.	12/3/2015	ZAR	127,026,616	USD	9,152,664	370,901
State Street Bank & Trust Co.	12/3/2015	ZAR	478,000	USD	34,425	1,379
State Street Bank & Trust Co.	12/3/2015	ZAR	8,222,169	USD	570,192	1,767
State Street Bank & Trust Co.	12/3/2015	ZAR	13,082,000	USD	942,263	37,862
The Bank of New York Mellon	12/3/2015	ZAR	15,379,931	USD	1,108,098	44,834
Bank of Montreal	12/7/2015	AED	1,520,000	USD	413,718	(137)
JP Morgan & Chase Co.	12/7/2015	AED	2,137,000	USD	581,528	(319)
The Bank of New York Mellon	12/7/2015	AED	1,889,239	USD	514,195	(194)
The Bank of New York Mellon	12/7/2015	AED	263,000	USD	71,603	(5)
Bank of Montreal	12/7/2015	USD	413,825	AED	1,520,000	30
JP Morgan & Chase Co.	12/7/2015	USD	581,813	AED	2,137,000	34
State Street Bank & Trust Co.	12/7/2015	USD	71,607	AED	263,000	—
The Bank of New York Mellon	12/7/2015	USD	164,119	AED	603,000	62
The Bank of New York Mellon	12/7/2015	USD	350,183	AED	1,286,239	25
Bank of Montreal	1/5/2016	AED	1,520,000	USD	413,718	(47)
JP Morgan & Chase Co.	1/5/2016	AED	2,137,000	USD	581,513	(208)
The Bank of New York Mellon	1/5/2016	AED	1,286,239	USD	350,094	(38)
JP Morgan & Chase Co.	1/5/2016	CZK	1,582,500	USD	61,804	(171)
State Street Bank & Trust Co.	1/5/2016	EUR	76	USD	81	—

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/5/2016	HKD	289,039,563	USD	37,290,856	$5,407
State Street Bank & Trust Co.	1/5/2016	HKD	30,136,000	USD	3,888,090	614
Bank of Montreal	1/5/2016	HUF	34,165,000	USD	116,060	(46)
JP Morgan & Chase Co.	1/5/2016	HUF	190,696,500	USD	647,748	(310)
State Street Bank & Trust Co.	1/5/2016	HUF	21,074,000	USD	71,544	(73)
State Street Bank & Trust Co.	1/5/2016	HUF	13,895,000	USD	47,202	(19)
JP Morgan & Chase Co.	1/5/2016	PLN	17,992,000	USD	4,446,147	(2,430)
State Street Bank & Trust Co.	1/5/2016	PLN	261,000	USD	64,501	(32)
JP Morgan & Chase Co.	1/5/2016	TRY	9,388,172	USD	3,199,350	12,975
State Street Bank & Trust Co.	1/5/2016	TRY	648,000	USD	220,823	890
State Street Bank & Trust Co.	1/5/2016	TRY	29,000	USD	9,850	7
State Street Bank & Trust Co.	1/5/2016	USD	73,506	AED	270,000	(8)
State Street Bank & Trust Co.	1/5/2016	USD	8,989	CZK	229,800	10
State Street Bank & Trust Co.	1/5/2016	USD	1,934,575	HKD	14,994,600	(305)
State Street Bank & Trust Co.	1/5/2016	USD	5,290	HKD	41,000	(1)
State Street Bank & Trust Co.	1/5/2016	USD	1,444,252	HKD	11,193,000	(380)
State Street Bank & Trust Co.	1/5/2016	USD	24,515	HUF	7,216,700	10
State Street Bank & Trust Co.	1/5/2016	USD	142,155	PLN	575,000	16
State Street Bank & Trust Co.	1/5/2016	USD	1,933,180	PLN	7,822,500	957
State Street Bank & Trust Co.	1/5/2016	USD	6,931	PLN	28,000	(7)
State Street Bank & Trust Co.	1/5/2016	USD	167,284	TRY	491,000	(637)
State Street Bank & Trust Co.	1/5/2016	USD	246,040	TRY	722,000	(991)
The Bank of New York Mellon	1/5/2016	USD	71,584	AED	263,000	8
JP Morgan & Chase Co.	1/6/2016	BRL	18,292,797	USD	4,624,298	(47,972)
State Street Bank & Trust Co.	1/6/2016	BRL	3,898,375	USD	985,683	(10,024)
The Bank of New York Mellon	1/6/2016	BRL	14,003,050	USD	3,536,302	(40,298)
JP Morgan & Chase Co.	1/6/2016	CLP	1,993,592,800	USD	2,794,613	361
State Street Bank & Trust Co.	1/6/2016	CLP	2,911,000	USD	4,077	(3)
JP Morgan & Chase Co.	1/6/2016	COP	1,932,085,100	USD	612,099	(1,185)
JP Morgan & Chase Co.	1/6/2016	EGP	10,659,002	USD	1,296,716	14,585
JP Morgan & Chase Co.	1/6/2016	IDR	56,621,179,500	USD	4,064,402	8,230
State Street Bank & Trust Co.	1/6/2016	IDR	5,139,661,500	USD	368,514	324
State Street Bank & Trust Co.	1/6/2016	IDR	2,086,505,000	USD	149,602	131
JP Morgan & Chase Co.	1/6/2016	INR	644,676,144	USD	9,637,135	30,486
State Street Bank & Trust Co.	1/6/2016	INR	1,067,000	USD	15,943	43
JP Morgan & Chase Co.	1/6/2016	KRW	26,112,304,000	USD	22,558,251	36,415
State Street Bank & Trust Co.	1/6/2016	KRW	202,805,000	USD	175,058	139
State Street Bank & Trust Co.	1/6/2016	KRW	4,562,297,900	USD	3,938,108	3,130
JP Morgan & Chase Co.	1/6/2016	MXN	119,015,000	USD	7,150,627	(9,574)
State Street Bank & Trust Co.	1/6/2016	MXN	7,950,000	USD	477,698	(591)
The Bank of New York Mellon	1/6/2016	MXN	12,811,662	USD	769,635	(1,142)
JP Morgan & Chase Co.	1/6/2016	MYR	22,826,332	USD	5,372,671	33,172
State Street Bank & Trust Co.	1/6/2016	MYR	870,260	USD	204,912	1,342
JP Morgan & Chase Co.	1/6/2016	PHP	93,717,000	USD	1,981,751	(1,379)
State Street Bank & Trust Co.	1/6/2016	PHP	42,145,216	USD	891,849	21
JP Morgan & Chase Co.	1/6/2016	QAR	1,199,000	USD	328,717	(189)
State Street Bank & Trust Co.	1/6/2016	QAR	101,000	USD	27,706	—
The Bank of New York Mellon	1/6/2016	QAR	2,870,080	USD	787,262	(50)
JP Morgan & Chase Co.	1/6/2016	THB	119,770,000	USD	3,341,545	4,174
JP Morgan & Chase Co.	1/6/2016	TWD	487,572,884	USD	14,931,033	(8,792)
State Street Bank & Trust Co.	1/6/2016	TWD	172,923,406	USD	5,299,035	452
Bank of Montreal	1/6/2016	USD	48,055	CLP	34,469,500	258
Bank of Montreal	1/6/2016	USD	8,709	COP	27,485,000	16
Bank of Montreal	1/6/2016	USD	74,291	IDR	1,031,227,000	(417)
Bank of Montreal	1/6/2016	USD	148,235	INR	9,949,500	28
Bank of Montreal	1/6/2016	USD	427,950	KRW	495,908,500	(229)
Bank of Montreal	1/6/2016	USD	98,550	MYR	418,000	(772)

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	1/6/2016	USD	46,185	PHP	2,179,000	$(75)
Bank of Montreal	1/6/2016	USD	52,991	THB	1,901,000	(20)
Bank of Montreal	1/6/2016	USD	321,407	TWD	10,494,000	142
State Street Bank & Trust Co.	1/6/2016	USD	81,163	BRL	321,000	825
State Street Bank & Trust Co.	1/6/2016	USD	382,697	BRL	1,504,000	1,448
State Street Bank & Trust Co.	1/6/2016	USD	33,123	CLP	23,608,500	(33)
State Street Bank & Trust Co.	1/6/2016	USD	99,832	CLP	71,155,000	(100)
State Street Bank & Trust Co.	1/6/2016	USD	103,654	COP	326,924,500	119
State Street Bank & Trust Co.	1/6/2016	USD	137,516	COP	433,727,000	158
State Street Bank & Trust Co.	1/6/2016	USD	13,758	COP	43,254,000	(28)
State Street Bank & Trust Co.	1/6/2016	USD	14,882	IDR	207,331,000	(29)
State Street Bank & Trust Co.	1/6/2016	USD	986,553	INR	65,960,946	(3,635)
State Street Bank & Trust Co.	1/6/2016	USD	288,887	INR	19,315,000	(1,065)
State Street Bank & Trust Co.	1/6/2016	USD	109,402	KRW	126,914,000	61
State Street Bank & Trust Co.	1/6/2016	USD	27,862	MXN	463,000	(7)
State Street Bank & Trust Co.	1/6/2016	USD	109,854	MXN	1,828,000	122
State Street Bank & Trust Co.	1/6/2016	USD	23,546	MYR	100,000	(154)
State Street Bank & Trust Co.	1/6/2016	USD	4,471	MYR	19,000	(27)
State Street Bank & Trust Co.	1/6/2016	USD	106,166	PHP	5,017,000	(2)
State Street Bank & Trust Co.	1/6/2016	USD	132,537	QAR	483,000	(42)
State Street Bank & Trust Co.	1/6/2016	USD	296,028	THB	10,614,960	(244)
State Street Bank & Trust Co.	1/6/2016	USD	6,887	THB	247,000	(5)
State Street Bank & Trust Co.	1/6/2016	USD	13,817	TWD	451,000	2
State Street Bank & Trust Co.	1/6/2016	USD	453,222	TWD	14,790,000	(39)
State Street Bank & Trust Co.	1/6/2016	USD	71,193	ZAR	1,037,000	21
State Street Bank & Trust Co.	1/6/2016	USD	228,838	ZAR	3,320,000	(845)
State Street Bank & Trust Co.	1/6/2016	USD	566,606	ZAR	8,222,169	(1,971)
The Bank of Nova Scotia	1/6/2016	USD	530,426	EGP	4,252,000	(18,969)
The Bank of Nova Scotia	1/6/2016	USD	126,491	EGP	1,014,000	(4,521)
Bank of Montreal	1/6/2016	ZAR	35,144,500	USD	2,421,421	7,965
JP Morgan & Chase Co.	1/6/2016	ZAR	127,026,616	USD	8,753,514	30,296
State Street Bank & Trust Co.	1/6/2016	ZAR	13,560,000	USD	934,447	3,250
JP Morgan & Chase Co.	1/13/2016	RUB	97,878,155	USD	1,462,363	8,182
State Street Bank & Trust Co.	1/13/2016	RUB	97,682,198	USD	1,460,123	8,853
State Street Bank & Trust Co.	1/13/2016	USD	344,425	RUB	23,042,000	(2,088)

Total net unrealized appreciation						$1,314,693

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Kronua
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$148,229,428	$—	$1,151,403	$149,380,831
Preferred Stocks**	4,343,655	—	—	4,343,655
Rights**	10,345	—	—	10,345
Securities Lending Collateral	2,599,528	—	—	2,599,528

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,091,202	—	2,091,202
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(776,509)	—	(776,509)
Unrealized Appreciation on Futures Contracts	3,360	—	—	3,360

TOTAL	$155,186,316	$1,314,693	$1,151,403	$157,652,412

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $903,571 and between Level 3 and Level 1 was $305,399. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Australia — 0.3%
BHP Billiton PLC	1,010,363	$12,126,425

Austria — 0.3%
ANDRITZ AG	37,313	1,957,939
Erste Group Bank AG*	133,643	4,100,449
OMV AG	70,451	2,010,855
Raiffeisen Bank International AG*	54,883	858,779
Voestalpine AG	54,399	1,770,232

		10,698,254

Belgium — 2.2%
Ageas	96,345	4,214,737
Anheuser-Busch InBev NV	384,671	49,563,254
Colruyt SA	33,718	1,670,795
Delhaize Group	49,639	4,973,445
Groupe Bruxelles Lambert SA	38,594	3,171,177
KBC Groep NV	119,913	7,158,191
Proximus SA	72,766	2,403,674
Solvay SA	28,363	3,267,882
Telenet Group Holding NV*	25,174	1,374,825
UCB SA	60,480	5,400,821
Umicore SA	45,541	1,883,508

		85,082,309

Chile — 0.0%
Antofagasta PLC (a)	184,731	1,411,976

Denmark — 2.8%
A.P. Moeller — Maersk A/S, Class A	1,825	2,737,093
A.P. Moeller — Maersk A/S, Class B	3,298	5,035,008
Carlsberg A/S, Class B	51,172	4,351,872
Chr Hansen Holding A/S	47,300	2,968,203
Coloplast A/S, Class B (a)	53,147	4,312,848
Danske Bank A/S	337,749	9,064,294
DSV A/S	92,087	3,581,208
ISS A/S	71,055	2,478,505
Novo Nordisk A/S, Class B	937,346	51,639,288
Novozymes A/S, Class B	111,619	5,366,716
Pandora A/S	52,653	6,241,361
TDC A/S	388,441	2,040,387
Tryg A/S	56,000	1,090,489
Vestas Wind Systems A/S	107,191	6,993,704
William Demant Holding A/S* (a)	11,474	1,101,730

		109,002,706

Finland — 1.3%
Elisa OYJ	68,041	2,534,787
Fortum OYJ (a)	212,486	3,102,608
Kone OYJ, Class B (a)	161,161	6,877,370
Metso OYJ (a)	52,816	1,311,360
Neste OYJ	61,328	1,767,631
Nokia OYJ	1,759,623	12,707,108
Nokian Renkaat OYJ (a)	54,768	2,149,682
Orion OYJ, Class B	48,713	1,626,889
Sampo OYJ, Class A	213,853	10,601,368
Stora Enso OYJ, Class R	263,498	2,603,020
UPM-Kymmene OYJ	255,326	4,874,631

	Number of Shares	Value
Finland (Continued)
Wartsila OYJ Abp (a)	70,766	$3,180,612

		53,337,066

France — 15.0%
Accor SA	100,506	4,241,199
Aeroports de Paris	14,202	1,608,544
Air Liquide SA	164,572	20,082,903
Airbus Group SE	282,572	20,432,791
Alcatel-Lucent*	1,351,252	5,322,318
Alstom SA* (a)	103,780	3,225,307
Arkema SA	31,968	2,303,163
Atos SE	41,833	3,424,942
AXA SA	935,700	25,318,313
BNP Paribas SA	506,723	30,039,967
Bollore SA	415,150	1,911,090
Bouygues SA	96,956	3,649,884
Bureau Veritas SA	126,865	2,613,085
Cap Gemini SA	78,246	7,218,790
Carrefour SA	264,949	8,168,384
Casino Guichard-Perrachon SA	27,070	1,547,870
Christian Dior SE	26,080	4,772,479
Cie de Saint-Gobain	233,227	10,307,545
Cie Generale des Etablissements Michelin	89,242	8,947,961
CNP Assurances	80,412	1,119,760
Credit Agricole SA	504,924	6,092,291
Danone SA	281,981	19,761,432
Dassault Systemes SA	61,092	4,862,290
Edenred	99,375	2,059,463
Electricite de France (a)	115,671	1,723,797
Engie	698,988	12,178,083
Essilor International SA	98,223	12,821,667
Eurazeo SA	19,105	1,284,392
Eutelsat Communications SA (a)	81,433	2,430,566
Fonciere des Regions REIT	14,055	1,246,637
Gecina SA REIT	16,616	2,006,602
Groupe Eurotunnel SE	223,640	2,857,879
Hermes International	12,625	4,445,188
ICADE REIT	15,665	1,105,262
Iliad SA	12,583	2,806,474
Imerys SA	16,867	1,143,202
Ingenico Group	26,258	3,305,554
JCDecaux SA	34,772	1,289,144
Kering	36,242	6,262,551
Klepierre REIT	105,266	4,777,943
Lagardere SCA	56,457	1,666,009
Legrand SA	127,227	7,484,574
L’Oreal SA	120,489	21,335,851
LVMH Moet Hennessy Louis Vuitton SE (a)	133,661	22,418,523
Natixis SA	448,926	2,722,546
Numericable-SFR SAS*	52,411	2,244,058
Orange SA (a)	950,371	16,427,256
Pernod Ricard SA (a)	101,576	11,558,337
Peugeot SA*	211,858	3,785,097
Publicis Groupe SA	90,377	5,702,513
Remy Cointreau SA (a)	11,413	809,598
Renault SA	91,953	9,279,046

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
France (Continued)
Rexel SA	144,394	$1,977,927
Safran SA (a)	139,647	10,310,342
Sanofi	564,966	50,367,500
Schneider Electric SE	267,038	16,928,282
SCOR SE	73,471	2,881,459
Societe BIC SA	13,758	2,263,250
Societe Generale SA	347,056	16,566,636
Sodexo SA	45,100	4,458,157
Suez Environnement Co.	142,374	2,699,372
Technip SA	50,173	2,629,831
Thales SA	50,061	3,727,283
Total SA (a)	1,039,472	51,617,767
Unibail-Rodamco SE REIT	47,176	12,116,987
Valeo SA	38,012	5,885,659
Veolia Environnement SA	215,193	5,158,830
Vinci SA	228,882	14,886,713
Vivendi SA	556,123	11,710,265
Wendel SA	13,758	1,639,657
Zodiac Aerospace	96,492	2,612,934

		586,588,971

Germany — 13.3%
adidas AG	100,083	9,684,940
Allianz SE	218,617	38,723,629
Axel Springer SE	20,821	1,162,393
BASF SE	439,377	36,367,165
Bayer AG	395,591	52,788,377
Bayerische Motoren Werke AG	158,388	17,286,663
Beiersdorf AG	48,220	4,490,439
Brenntag AG	73,909	4,037,945
Commerzbank AG*	509,232	5,606,244
Continental AG	52,622	12,715,167
Daimler AG	460,605	41,233,900
Deutsche Bank AG (b)	659,810	16,943,498
Deutsche Boerse AG	92,326	7,919,816
Deutsche Lufthansa AG*	110,689	1,586,400
Deutsche Post AG	463,521	13,548,420
Deutsche Telekom AG	1,542,597	28,448,600
Deutsche Wohnen AG	161,384	4,440,924
E.ON SE	957,229	9,098,166
Evonik Industries AG	66,876	2,285,067
Fraport AG Frankfurt Airport Services Worldwide	19,527	1,194,339
Fresenius Medical Care AG & Co. KGaA	104,543	8,637,544
Fresenius SE & Co. KGaA	182,480	13,397,573
GEA Group AG	87,480	3,630,520
Hannover Rueck SE	28,845	3,375,226
HeidelbergCement AG	67,421	5,368,150
Henkel AG & Co. KGaA	49,712	4,771,717
Hugo Boss AG	31,993	2,771,095
Infineon Technologies AG	540,214	8,007,779
K+S AG (a)	91,561	2,606,134
Kabel Deutschland Holding AG	10,343	1,265,446
LANXESS AG	43,782	2,229,622
Linde AG	88,850	15,512,702
MAN SE	16,859	1,673,111

	Number of Shares	Value
Germany (Continued)
Merck KGaA	61,826	$6,332,318
Metro AG	85,275	2,843,461
Muenchener Rueckversicherungs-Gesellschaft AG	79,814	16,085,412
OSRAM Licht AG	42,568	1,797,204
ProSiebensat.1 Media SE	104,667	5,496,101
RWE AG	234,109	2,693,609
SAP SE	470,149	37,051,405
Siemens AG	379,304	39,329,827
Symrise AG	58,994	3,992,853
Telefonica Deutschland Holding AG	284,590	1,599,932
ThyssenKrupp AG	175,975	3,745,474
TUI AG	238,524	3,958,815
United Internet AG	58,840	3,136,335
Volkswagen AG (a)	16,939	2,528,823
Vonovia SE	222,923	6,909,228
Zalando SE, 144A*	41,300	1,400,695

		521,710,203

Ireland — 1.3%
Bank of Ireland*	13,159,533	4,907,991
CRH PLC	393,322	11,573,427
Experian PLC	465,457	8,629,570
Kerry Group PLC, Class A	75,721	6,111,410
Shire PLC	283,210	19,817,065

		51,039,463

Italy — 3.4%
Assicurazioni Generali SpA	558,577	10,622,925
Atlantia SpA	197,517	5,217,147
Banca Monte dei Paschi di Siena SpA*	1,262,372	1,981,959
Banco Popolare SC*	173,257	2,498,688
Enel Green Power SpA	837,157	1,768,106
Enel SpA	3,373,753	14,878,333
Eni SpA	1,216,954	19,826,547
EXOR SpA	47,116	2,111,678
Finmeccanica SpA*	193,601	2,804,359
Intesa Sanpaolo SpA	6,068,001	20,823,332
Intesa Sanpaolo SpA-RSP	436,853	1,372,666
Luxottica Group SpA	80,926	5,412,281
Mediobanca SpA	269,704	2,584,540
Prysmian SpA	93,306	2,040,650
Saipem SpA*(a)	124,057	1,072,169
Snam SpA	1,004,772	5,106,239
Telecom Italia SpA*(a)	5,489,325	7,098,865
Telecom Italia SpA-RSP	2,882,749	3,319,876
Terna Rete Elettrica Nazionale SpA (a)	721,148	3,550,576
UniCredit SpA	2,283,642	13,402,958
Unione di Banche Italiane SpA	431,374	2,935,137
UnipolSai SpA (a)	520,996	1,344,215

		131,773,246

Jersey Island — 0.1%
Randgold Resources Ltd.	44,620	2,716,298

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Luxembourg — 0.3%
ArcelorMittal (a)	478,009	$2,344,389
Millicom International Cellular SA SDR	30,684	1,804,776
RTL Group SA	18,511	1,619,380
SES SA FDR	156,151	4,334,045
Tenaris SA	225,896	2,966,663

		13,069,253

Mexico — 0.0%
Fresnillo PLC (c)	103,551	1,115,095

Netherlands — 5.5%
Aegon NV	866,692	5,307,399
AerCap Holdings NV*	85,000	3,862,400
Akzo Nobel NV	118,452	8,425,100
Altice NV, Class A*	176,407	2,709,997
Altice NV, Class B*	51,203	796,057
ASML Holding NV	165,836	15,325,918
Gemalto NV	38,321	2,417,938
Heineken Holding NV	48,225	3,793,882
Heineken NV	110,218	9,800,468
ING Groep NV	1,851,083	25,415,036
Koninklijke Ahold NV	415,664	9,042,475
Koninklijke Boskalis Westminster NV	42,067	1,872,054
Koninklijke DSM NV	86,789	4,415,650
Koninklijke KPN NV	1,532,089	5,829,022
Koninklijke Philips NV	455,648	12,458,975
Koninklijke Vopak NV	33,634	1,459,459
NN Group NV	114,264	3,903,046
NXP Semiconductors NV*	114,400	10,691,824
OCI NV* (a)	39,518	997,678
QIAGEN NV*	105,776	2,809,018
Randstad Holding NV	61,286	3,832,641
Royal Dutch Shell PLC, Class A	1,874,283	46,379,309
Royal Dutch Shell PLC, Class B	1,167,433	29,046,483
TNT Express NV	236,321	1,925,064
Wolters Kluwer NV	144,420	4,990,339

		217,507,232

Norway — 0.9%
DNB ASA	467,506	6,154,120
Gjensidige Forsikring ASA	93,740	1,513,336
Norsk Hydro ASA	643,343	2,487,337
Orkla ASA	389,945	3,167,822
Schibsted ASA, Class A	36,100	1,310,567
Schibsted ASA, Class B*	42,600	1,485,268
Statoil ASA (a)	533,879	8,256,479
Telenor ASA	359,130	6,260,616
Yara International ASA	85,535	3,959,557

		34,595,102

Portugal — 0.2%
Banco Comercial Portugues SA, Class R* (a)	19,769,983	1,056,928
Banco Espirito Santo SA*	56,984	0
EDP — Energias de Portugal SA	1,107,824	3,692,825
Galp Energia SGPS SA	184,454	1,962,484
Jeronimo Martins SGPS SA	120,415	1,671,087

		8,383,324

	Number of Shares	Value
South Africa — 0.2%
Investec PLC	265,822	$2,261,991
Mondi PLC	175,679	4,085,251

		6,347,242

Spain — 5.0%
Abertis Infraestructuras SA	248,167	3,842,540
ACS Actividades de Construccion y Servicios SA	89,869	2,931,130
Aena SA, 144A*	32,290	3,662,340
Amadeus IT Holding SA, Class A	209,922	8,420,346
Banco Bilbao Vizcaya Argentaria SA	3,049,058	25,307,877
Banco de Sabadell SA	2,416,836	4,460,963
Banco Popular Espanol SA	815,549	2,873,654
Banco Santander SA	6,915,221	37,758,708
Bankia SA	2,203,844	2,761,558
Bankinter SA	322,496	2,334,355
CaixaBank SA (a)	1,254,804	4,596,405
Distribuidora Internacional de Alimentacion SA*	295,883	1,870,370
Enagas SA	102,784	3,063,495
Endesa SA	151,944	3,143,293
Ferrovial SA	215,452	5,103,577
Gas Natural SDG SA	167,546	3,624,487
Grifols SA	71,347	3,386,133
Iberdrola SA	2,576,693	18,052,205
Industria de Diseno Textil SA	521,825	18,778,378
Mapfre SA	504,894	1,385,354
Red Electrica Corp. SA	51,767	4,441,172
Repsol SA	502,424	6,553,149
Telefonica SA (a)	2,155,881	26,593,178
Zardoya Otis SA	84,830	1,026,227

		195,970,894

Sweden — 4.4%
Alfa Laval AB	140,460	2,597,652
Assa Abloy AB, Class B	479,474	10,197,715
Atlas Copco AB, Class A	321,236	8,611,178
Atlas Copco AB, Class B	186,671	4,618,726
Boliden AB	130,841	2,404,757
Electrolux AB, Series B	115,088	3,378,033
Getinge AB, Class B (a)	95,744	2,423,843
Hennes & Mauritz AB, Class B	454,187	16,846,235
Hexagon AB, Class B	123,504	4,481,760
Husqvarna AB, Class B	199,187	1,298,331
ICA Gruppen AB (a)	36,310	1,278,914
Industrivarden AB, Class C	76,929	1,377,733
Investment AB Kinnevik, Class B	112,609	3,464,078
Investor AB, Class B	217,892	8,304,169
Lundin Petroleum AB* (a)	104,165	1,666,057
Nordea Bank AB	1,453,049	16,101,858
Sandvik AB (a)	510,057	5,283,732
Securitas AB, Class B	149,791	2,285,902
Skandinaviska Enskilda Banken AB, Class A	726,659	7,727,490
Skanska AB, Class B	181,790	3,618,375
SKF AB, Class B	190,441	3,321,112
Svenska Cellulosa AB SCA, Class B	281,830	8,130,022

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Svenska Handelsbanken AB, Class A	716,335	$9,642,245
Swedbank AB, Class A	433,219	9,596,403
Swedish Match AB	94,000	3,242,977
Tele2 AB, Class B	152,670	1,554,392
Telefonaktiebolaget LM Ericsson, Class B	1,455,838	14,179,807
TeliaSonera AB	1,242,844	6,100,364
Volvo AB, Class B	737,486	7,627,008

		171,360,868

Switzerland — 14.5%
ABB Ltd.*	1,051,951	19,948,062
Actelion Ltd.*	49,136	6,901,057
Adecco SA*	79,137	5,415,021
Aryzta AG*	41,723	1,959,929
Baloise Holding AG	23,918	2,905,914
Barry Callebaut AG*	1,050	1,091,996
Chocoladefabriken Lindt & Spruengli AG	48	3,466,161
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	464	2,798,387
Cie Financiere Richemont SA	249,712	18,688,656
Coca-Cola HBC AG CDI* (a)	95,643	2,320,600
Credit Suisse Group AG*	859,130	18,471,065
Dufry AG* (a)	19,328	2,312,560
EMS-Chemie Holding AG	3,916	1,596,697
Galenica AG	1,800	2,631,287
Geberit AG	18,081	6,047,210
Givaudan SA*	4,417	7,972,366
Glencore PLC*	5,853,180	8,525,401
Julius Baer Group Ltd.*	107,064	5,124,004
Kuehne + Nagel International AG	25,832	3,492,473
LafargeHolcim Ltd.*	203,019	10,852,938
Lonza Group AG*	25,315	4,000,796
Nestle SA	1,525,253	113,187,604
Novartis AG	1,088,517	93,050,562
Pargesa Holding SA	14,464	908,877
Partners Group Holding AG	7,663	2,766,977
Roche Holding AG	336,089	89,996,131
Schindler Holding AG	9,767	1,601,490
Schindler Holding AG Participation Certificates	21,161	3,482,099
SGS SA	2,619	5,009,663
Sika AG	1,028	3,482,121
Sonova Holding AG	25,707	3,243,202
STMicroelectronics NV	304,912	2,215,773
Sulzer AG	11,473	1,197,648
Swatch Group AG (The) — Bearer (a)	14,753	5,187,963
Swatch Group AG (The) — Registered	23,736	1,564,174
Swiss Life Holding AG*	15,346	3,870,620
Swiss Prime Site AG*	31,653	2,367,399
Swiss Re AG	168,470	16,055,288
Swisscom AG	12,390	6,105,584
Syngenta AG	44,462	16,391,541
Transocean Ltd. (a)	173,915	2,510,218
UBS Group AG	1,749,046	33,575,019

	Number of Shares	Value
Switzerland (Continued)
Wolseley PLC	124,134	$7,205,332
Zurich Insurance Group AG*	71,946	18,943,647

		570,441,512

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	7,720	47,980

United Kingdom — 27.9%
3i Group PLC	465,257	3,521,118
Aberdeen Asset Management PLC	441,320	2,122,951
Admiral Group PLC	100,329	2,449,407
Aggreko PLC	122,525	1,854,566
Amec Foster Wheeler PLC	182,376	1,195,935
Anglo American PLC	670,607	4,127,348
ARM Holdings PLC	671,839	11,373,210
Ashtead Group PLC	240,787	3,970,989
Associated British Foods PLC	170,422	9,101,562
AstraZeneca PLC	604,565	40,996,640
Auto Trader Group PLC, 144A*	359,100	2,197,424
Aviva PLC	1,935,412	14,909,759
Babcock International Group PLC	120,597	1,945,259
BAE Systems PLC	1,513,587	11,774,142
Barclays PLC	8,026,320	26,981,259
Barratt Developments PLC	476,396	4,312,153
BG Group PLC	1,633,983	25,384,482
BP PLC	8,748,868	50,762,857
British American Tobacco PLC	891,788	51,951,684
British Land Co. PLC REIT	465,668	5,849,167
BT Group PLC	4,004,161	29,939,090
Bunzl PLC	160,296	4,635,274
Burberry Group PLC	212,797	3,990,124
Capita PLC	317,900	6,090,167
Centrica PLC	2,417,054	7,939,507
CNH Industrial NV	453,850	3,339,812
Cobham PLC	544,667	2,488,847
Compass Group PLC	788,236	13,699,781
Croda International PLC	64,954	2,805,670
Diageo PLC	1,203,341	34,615,740
Direct Line Insurance Group PLC	657,766	4,079,522
Dixons Carphone PLC	468,206	3,417,917
easyJet PLC	76,005	1,892,198
Fiat Chrysler Automobiles NV*	430,271	6,146,209
G4S PLC	742,245	2,536,491
GKN PLC	819,781	3,710,170
GlaxoSmithKline PLC	2,328,080	47,527,937
Hammerson PLC REIT	375,246	3,450,272
Hargreaves Lansdown PLC	124,796	2,811,796
HSBC Holdings PLC	9,357,881	74,626,835
ICAP PLC	264,667	2,028,940
IMI PLC	130,082	1,869,034
Imperial Tobacco Group PLC	457,849	24,741,513
Inmarsat PLC	215,067	3,611,604
InterContinental Hotels Group PLC	112,952	4,348,168
International Consolidated Airlines Group SA*	388,776	3,313,600
Intertek Group PLC	77,191	3,286,579
Intu Properties PLC REIT	448,454	2,184,961
ITV PLC	1,832,329	7,478,669

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
J Sainsbury PLC (a)	644,102	$2,462,055
Johnson Matthey PLC	98,027	4,178,147
Kingfisher PLC	1,103,183	5,871,724
Land Securities Group PLC REIT	378,219	7,012,178
Legal & General Group PLC	2,844,444	11,631,046
Lloyds Banking Group PLC	27,314,768	30,014,691
London Stock Exchange Group PLC	149,987	5,986,197
Marks & Spencer Group PLC	786,526	5,952,518
Meggitt PLC	365,251	2,132,744
Melrose Industries PLC	476,082	2,080,802
Merlin Entertainments PLC, 144A	339,466	2,092,105
National Grid PLC	1,790,788	24,969,675
Next PLC	69,474	8,287,032
Old Mutual PLC	2,357,596	7,421,082
Pearson PLC	392,740	4,885,812
Persimmon PLC*	146,645	4,229,486
Petrofac Ltd.	121,535	1,510,104
Provident Financial PLC	70,300	3,781,972
Prudential PLC	1,229,938	28,517,697
Reckitt Benckiser Group PLC	306,092	28,720,472
RELX NV	475,907	8,238,670
RELX PLC	534,363	9,641,503
Rexam PLC	337,302	2,943,906
Rio Tinto PLC	599,670	19,946,250
Rolls-Royce Holdings PLC — Entitlement*	75,008,575	112,970
Rolls-Royce Holdings PLC*	879,564	8,034,332
Royal Bank of Scotland Group PLC*	1,660,997	7,564,882
Royal Mail PLC	430,538	3,152,018
RSA Insurance Group PLC	486,498	3,223,195
SABMiller PLC	464,330	28,193,238
Sage Group PLC (The)	515,994	4,557,894
Schroders PLC	59,467	2,683,301
Segro PLC REIT	357,587	2,376,122
Severn Trent PLC	113,279	3,842,106
Sky PLC	493,920	8,227,413
Smith & Nephew PLC	428,248	7,256,036
Smiths Group PLC	188,965	2,939,905
Sports Direct International PLC*	126,167	1,389,040
SSE PLC	475,089	10,260,669
St James’s Place PLC	250,564	3,834,104
Standard Chartered PLC	1,566,417	13,145,286
Standard Life PLC	942,078	5,909,536
Tate & Lyle PLC	223,125	1,982,676
Taylor Wimpey PLC	1,556,376	4,561,513
Tesco PLC*	3,892,502	9,802,044
Travis Perkins PLC	119,051	3,645,205
Unilever NV	779,269	34,188,937
Unilever PLC	613,975	26,206,081
United Utilities Group PLC	326,198	4,748,262
Vodafone Group PLC	12,699,676	42,892,033

	Number of Shares	Value
United Kingdom (Continued)
Weir Group PLC (The)	102,360	$1,853,046
Whitbread PLC	87,289	5,979,041
William Hill PLC	422,803	2,277,126
Wm Morrison Supermarkets PLC (a)	1,061,222	2,437,405
WPP PLC	619,638	14,325,110

		1,093,496,733

United States — 0.1%
Carnival PLC	88,111	4,598,169

TOTAL COMMON STOCKS (Cost $4,027,408,932)		3,882,420,321

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	26,071	2,185,713
FUCHS PETROLUB SE	33,247	1,574,568
Henkel AG & Co. KGaA	85,228	9,680,088
Porsche Automobil Holding SE	73,251	3,844,888
Volkswagen AG	88,779	12,339,276

		29,624,533

TOTAL PREFERRED STOCKS (Cost $36,456,231)		29,624,533

RIGHTS — 0.0%
Italy — 0.0%
Unione di Banche Italiane SpA*, expires 1/30/16	416,281	0

Spain — 0.0%
Telefonica SA* (a), expires 12/31/15	1,983,143	718,682

Switzerland — 0.0%
Credit Suisse Group AG*, expires 12/31/15	718,431	439,920

United Kingdom — 0.0%
Standard Chartered PLC*, expires 12/31/15	335,766	460,182

TOTAL RIGHTS (Cost $728,763)		1,618,784

SECURITIES LENDING COLLATERAL — 3.1%
Daily Assets Fund, 0.20% (d)(e) (Cost $120,222,183)	120,222,183	120,222,183

TOTAL INVESTMENTS — 102.9% (Cost $4,184,816,109)†		$4,033,885,821
Other assets and liabilities, net — (2.9%)		(112,989,091)

NET ASSETS — 100.0%		$3,920,896,730

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,197,828,840. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $163,943,019. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $108,159,719 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $272,102,738.

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $95,843,583, which is 2.4% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Listed on London Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest.

FDR: Fiduciary Depositary Receipt.

REIT: Real Estate Investment Trust.

RSP: Risparmio (Convertible Savings Shares).

SDR: Swedish Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	CHF	1,864,000	USD	1,824,071	$12,340
Bank of Montreal	12/2/2015	CHF	83,988,240	USD	85,275,387	3,642,262
Bank of Montreal	12/2/2015	CHF	2,309,500	USD	2,299,703	54,964
Bank of Montreal	12/2/2015	CHF	1,869,500	USD	1,892,360	75,282
Canadian Imperial Bank of Commerce	12/2/2015	CHF	95,434,000	USD	96,894,687	4,136,754
Canadian Imperial Bank of Commerce	12/2/2015	CHF	1,864,000	USD	1,824,250	12,518
Canadian Imperial Bank of Commerce	12/2/2015	CHF	2,207,500	USD	2,194,334	48,735
JP Morgan & Chase Co.	12/2/2015	CHF	82,512,377	USD	83,772,568	3,573,922
RBC Capital Markets	12/2/2015	CHF	87,099,500	USD	88,434,956	3,777,815
RBC Capital Markets	12/2/2015	CHF	4,304,000	USD	4,348,705	165,393
RBC Capital Markets	12/2/2015	CHF	1,869,500	USD	1,892,894	75,817
RBC Capital Markets	12/2/2015	CHF	2,207,500	USD	2,194,454	48,855
State Street Bank & Trust Co.	12/2/2015	CHF	90,017,000	USD	91,397,096	3,904,264
State Street Bank & Trust Co.	12/2/2015	CHF	4,304,000	USD	4,347,822	164,510
State Street Bank & Trust Co.	12/2/2015	CHF	2,309,500	USD	2,299,534	54,795
The Bank of New York Mellon	12/2/2015	CHF	21,000	USD	20,511	100
The Bank of New York Mellon	12/2/2015	CHF	1,460,600	USD	1,436,849	17,206
The Bank of New York Mellon	12/2/2015	CHF	88,336,400	USD	89,679,803	3,820,446
The Bank of New York Mellon	12/2/2015	CHF	9,221,800	USD	9,362,994	399,783
The Bank of Nova Scotia	12/2/2015	CHF	37,728,000	USD	38,304,315	1,634,247
The Bank of Nova Scotia	12/2/2015	CHF	30,060,994	USD	30,521,565	1,303,511
The Bank of Nova Scotia	12/2/2015	CHF	186,000	USD	188,086	7,302
The Bank of Nova Scotia	12/2/2015	CHF	3,283,000	USD	3,329,260	138,319
Bank of Montreal	12/2/2015	DKK	3,092,000	USD	445,359	7,463
Bank of Montreal	12/2/2015	DKK	92,514,000	USD	13,712,014	609,997
Bank of Montreal	12/2/2015	DKK	2,387,000	USD	352,153	14,101
Bank of Montreal	12/2/2015	DKK	2,497,000	USD	355,455	1,825
Canadian Imperial Bank of Commerce	12/2/2015	DKK	2,932,000	USD	421,313	6,077
Canadian Imperial Bank of Commerce	12/2/2015	DKK	118,741,500	USD	17,599,129	782,721
Canadian Imperial Bank of Commerce	12/2/2015	DKK	2,497,000	USD	355,475	1,845
JP Morgan & Chase Co.	12/2/2015	DKK	129,648,031	USD	19,215,656	854,643
RBC Capital Markets	12/2/2015	DKK	42,497,000	USD	6,298,588	280,078
RBC Capital Markets	12/2/2015	DKK	2,932,000	USD	421,349	6,113
RBC Capital Markets	12/2/2015	DKK	2,387,000	USD	352,157	14,106
RBC Capital Markets	12/2/2015	DKK	5,601,000	USD	823,729	30,504
State Street Bank & Trust Co.	12/2/2015	DKK	111,608,000	USD	16,542,483	736,336
State Street Bank & Trust Co.	12/2/2015	DKK	3,092,000	USD	445,298	7,403
State Street Bank & Trust Co.	12/2/2015	DKK	5,601,000	USD	823,655	30,430
The Bank of New York Mellon	12/2/2015	DKK	13,337,800	USD	1,976,870	87,944
The Bank of New York Mellon	12/2/2015	DKK	6,008,700	USD	888,742	37,778
The Bank of Nova Scotia	12/2/2015	DKK	237,000	USD	34,898	1,334
The Bank of Nova Scotia	12/2/2015	DKK	5,309,000	USD	785,076	33,205

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/2/2015	DKK	20,652,000	USD	3,060,808	$136,031
The Bank of Nova Scotia	12/2/2015	DKK	116,152,500	USD	17,215,684	765,935
Bank of Montreal	12/2/2015	EUR	5,740,500	USD	6,314,148	249,044
Bank of Montreal	12/2/2015	EUR	249,428,471	USD	275,623,449	12,090,706
Bank of Montreal	12/2/2015	EUR	7,187,000	USD	7,721,835	128,436
Bank of Montreal	12/2/2015	EUR	5,767,000	USD	6,124,220	31,117
Canadian Imperial Bank of Commerce	12/2/2015	EUR	291,029,970	USD	321,596,848	14,110,192
Canadian Imperial Bank of Commerce	12/2/2015	EUR	6,850,000	USD	7,341,899	104,556
Canadian Imperial Bank of Commerce	12/2/2015	EUR	5,767,000	USD	6,124,496	31,393
JP Morgan & Chase Co.	12/2/2015	EUR	248,356,997	USD	274,427,776	12,027,095
RBC Capital Markets	12/2/2015	EUR	13,299,500	USD	14,585,881	534,343
RBC Capital Markets	12/2/2015	EUR	6,850,000	USD	7,342,234	104,892
RBC Capital Markets	12/2/2015	EUR	270,184,358	USD	298,563,172	13,100,872
RBC Capital Markets	12/2/2015	EUR	5,740,500	USD	6,314,470	249,365
State Street Bank & Trust Co.	12/2/2015	EUR	7,187,000	USD	7,721,289	127,890
State Street Bank & Trust Co.	12/2/2015	EUR	283,072,500	USD	312,807,002	13,727,783
State Street Bank & Trust Co.	12/2/2015	EUR	13,299,500	USD	14,585,336	533,797
The Bank of New York Mellon	12/2/2015	EUR	21,400,300	USD	23,647,760	1,037,350
The Bank of New York Mellon	12/2/2015	EUR	13,886,200	USD	15,308,425	637,011
The Bank of Nova Scotia	12/2/2015	EUR	567,000	USD	622,518	23,456
The Bank of Nova Scotia	12/2/2015	EUR	170,009,000	USD	187,855,661	8,233,270
The Bank of Nova Scotia	12/2/2015	EUR	12,117,000	USD	13,353,903	551,731
The Bank of Nova Scotia	12/2/2015	EUR	21,564,000	USD	23,828,759	1,045,393
Bank of Montreal	12/2/2015	GBP	2,648,500	USD	4,005,700	16,815
Bank of Montreal	12/2/2015	GBP	2,677,500	USD	4,126,627	94,066
Bank of Montreal	12/2/2015	GBP	120,870,808	USD	186,638,307	4,595,733
Bank of Montreal	12/2/2015	GBP	3,286,000	USD	4,998,318	49,299
Canadian Imperial Bank of Commerce	12/2/2015	GBP	2,648,500	USD	4,005,922	17,037
Canadian Imperial Bank of Commerce	12/2/2015	GBP	150,007,500	USD	231,628,831	5,703,714
Canadian Imperial Bank of Commerce	12/2/2015	GBP	3,144,000	USD	4,751,842	16,688
JP Morgan & Chase Co.	12/2/2015	GBP	115,685,825	USD	178,625,277	4,391,764
RBC Capital Markets	12/2/2015	GBP	3,144,000	USD	4,751,999	16,845
RBC Capital Markets	12/2/2015	GBP	133,013,396	USD	205,388,912	5,058,480
RBC Capital Markets	12/2/2015	GBP	6,184,000	USD	9,537,225	223,551
RBC Capital Markets	12/2/2015	GBP	2,677,500	USD	4,126,686	94,124
State Street Bank & Trust Co.	12/2/2015	GBP	3,286,000	USD	4,997,855	48,836
State Street Bank & Trust Co.	12/2/2015	GBP	143,736,500	USD	221,947,123	5,466,710
State Street Bank & Trust Co.	12/2/2015	GBP	6,184,000	USD	9,536,476	222,802
The Bank of New York Mellon	12/2/2015	GBP	486,000	USD	732,193	232
The Bank of New York Mellon	12/2/2015	GBP	8,950,800	USD	13,821,020	340,290
The Bank of New York Mellon	12/2/2015	GBP	6,951,000	USD	10,713,646	244,799
The Bank of Nova Scotia	12/2/2015	GBP	56,324,000	USD	86,966,385	2,137,251
The Bank of Nova Scotia	12/2/2015	GBP	4,711,429	USD	7,274,989	179,142
The Bank of Nova Scotia	12/2/2015	GBP	267,000	USD	408,701	6,574
The Bank of Nova Scotia	12/2/2015	GBP	7,074,000	USD	10,937,571	283,475
Bank of Montreal	12/2/2015	NOK	39,842,000	USD	4,710,807	126,287
Bank of Montreal	12/2/2015	NOK	992,000	USD	116,685	2,538
Bank of Montreal	12/2/2015	NOK	1,246,000	USD	144,557	1,182
Bank of Montreal	12/2/2015	NOK	990,000	USD	114,403	486
Canadian Imperial Bank of Commerce	12/2/2015	NOK	55,282,000	USD	6,529,769	168,606
Canadian Imperial Bank of Commerce	12/2/2015	NOK	990,000	USD	114,408	491
Canadian Imperial Bank of Commerce	12/2/2015	NOK	1,198,500	USD	138,826	918
JP Morgan & Chase Co.	12/2/2015	NOK	47,789,092	USD	5,644,625	145,653
RBC Capital Markets	12/2/2015	NOK	992,000	USD	116,693	2,546
RBC Capital Markets	12/2/2015	NOK	2,317,000	USD	272,506	5,894
RBC Capital Markets	12/2/2015	NOK	17,006,500	USD	2,008,794	51,898
RBC Capital Markets	12/2/2015	NOK	1,198,500	USD	138,840	931
State Street Bank & Trust Co.	12/2/2015	NOK	52,587,500	USD	6,211,611	160,498
State Street Bank & Trust Co.	12/2/2015	NOK	2,317,000	USD	272,422	5,810

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/2/2015	NOK	1,246,000	USD	144,494	$1,120
The Bank of New York Mellon	12/2/2015	NOK	2,417,600	USD	284,874	6,687
The Bank of New York Mellon	12/2/2015	NOK	3,452,600	USD	407,820	10,538
The Bank of Nova Scotia	12/2/2015	NOK	19,857,000	USD	2,345,355	60,459
The Bank of Nova Scotia	12/2/2015	NOK	99,000	USD	11,528	136
The Bank of Nova Scotia	12/2/2015	NOK	34,361,500	USD	4,058,717	104,824
The Bank of Nova Scotia	12/2/2015	NOK	3,603,000	USD	424,987	10,399
Bank of Montreal	12/2/2015	SEK	6,266,000	USD	722,048	3,619
Bank of Montreal	12/2/2015	SEK	232,290,000	USD	27,374,127	740,863
Bank of Montreal	12/2/2015	SEK	5,000,500	USD	572,557	(776)
Canadian Imperial Bank of Commerce	12/2/2015	SEK	280,975,000	USD	33,111,080	895,827
Canadian Imperial Bank of Commerce	12/2/2015	SEK	5,000,500	USD	572,589	(744)
Canadian Imperial Bank of Commerce	12/2/2015	SEK	5,969,000	USD	686,565	2,188
JP Morgan & Chase Co.	12/2/2015	SEK	221,079,146	USD	26,053,142	705,261
RBC Capital Markets	12/2/2015	SEK	246,502,000	USD	29,048,682	785,938
RBC Capital Markets	12/2/2015	SEK	11,508,500	USD	1,348,295	28,785
RBC Capital Markets	12/2/2015	SEK	5,969,000	USD	686,647	2,270
State Street Bank & Trust Co.	12/2/2015	SEK	11,508,500	USD	1,347,728	28,218
State Street Bank & Trust Co.	12/2/2015	SEK	266,381,500	USD	31,391,849	849,816
State Street Bank & Trust Co.	12/2/2015	SEK	6,266,000	USD	721,675	3,245
The Bank of New York Mellon	12/2/2015	SEK	12,121,400	USD	1,428,437	38,655
The Bank of New York Mellon	12/2/2015	SEK	198,200	USD	22,733	8
The Bank of New York Mellon	12/2/2015	SEK	10,011,000	USD	1,171,811	23,997
The Bank of New York Mellon	12/2/2015	SEK	12,083,200	USD	1,419,025	33,623
The Bank of Nova Scotia	12/2/2015	SEK	10,529,000	USD	1,238,109	30,904
The Bank of Nova Scotia	12/2/2015	SEK	7,415,000	USD	873,813	23,644
The Bank of Nova Scotia	12/2/2015	SEK	91,256,000	USD	10,753,491	290,513
The Bank of Nova Scotia	12/2/2015	SEK	495,000	USD	58,033	1,278
Bank of Montreal	12/2/2015	USD	87,583,287	CHF	90,031,240	(76,615)
Bank of Montreal	12/2/2015	USD	14,226,457	DKK	100,490,000	5,138
Bank of Montreal	12/2/2015	USD	283,178,076	EUR	268,122,971	106,274
Bank of Montreal	12/2/2015	USD	194,910,471	GBP	129,482,808	102,569
Bank of Montreal	12/2/2015	USD	4,960,839	NOK	43,070,000	(4,881)
Bank of Montreal	12/2/2015	USD	27,927,268	SEK	243,556,500	(2,241)
Canadian Imperial Bank of Commerce	12/2/2015	USD	96,799,942	CHF	99,505,500	(84,677)
Canadian Imperial Bank of Commerce	12/2/2015	USD	17,578,926	DKK	124,170,500	6,348
Canadian Imperial Bank of Commerce	12/2/2015	USD	320,696,748	EUR	303,646,970	120,354
Canadian Imperial Bank of Commerce	12/2/2015	USD	234,525,740	GBP	155,800,000	123,416
Canadian Imperial Bank of Commerce	12/2/2015	USD	6,619,500	NOK	57,470,500	(6,512)
Canadian Imperial Bank of Commerce	12/2/2015	USD	33,475,651	SEK	291,944,500	(2,687)
JP Morgan & Chase Co.	12/2/2015	USD	80,268,862	CHF	82,512,377	(70,216)
JP Morgan & Chase Co.	12/2/2015	USD	18,354,385	DKK	129,648,031	6,628
JP Morgan & Chase Co.	12/2/2015	USD	262,302,242	EUR	248,356,997	98,439
JP Morgan & Chase Co.	12/2/2015	USD	174,141,873	GBP	115,685,825	91,640
JP Morgan & Chase Co.	12/2/2015	USD	5,504,387	NOK	47,789,092	(5,415)
JP Morgan & Chase Co.	12/2/2015	USD	25,349,915	SEK	221,079,146	(2,035)
RBC Capital Markets	12/2/2015	USD	92,884,382	CHF	95,480,500	(81,252)
RBC Capital Markets	12/2/2015	USD	7,562,291	DKK	53,417,000	2,731
RBC Capital Markets	12/2/2015	USD	312,698,933	EUR	296,074,358	117,352
RBC Capital Markets	12/2/2015	USD	218,296,945	GBP	145,018,896	114,876
RBC Capital Markets	12/2/2015	USD	2,478,000	NOK	21,514,000	(2,438)
RBC Capital Markets	12/2/2015	USD	30,269,060	SEK	263,979,500	(2,429)
State Street Bank & Trust Co.	12/2/2015	USD	94,003,113	CHF	96,630,500	(82,230)
State Street Bank & Trust Co.	12/2/2015	USD	17,031,117	DKK	120,301,000	6,151
State Street Bank & Trust Co.	12/2/2015	USD	320,603,838	EUR	303,559,000	120,319
State Street Bank & Trust Co.	12/2/2015	USD	230,621,744	GBP	153,206,500	121,361
State Street Bank & Trust Co.	12/2/2015	USD	6,467,461	NOK	56,150,500	(6,363)
State Street Bank & Trust Co.	12/2/2015	USD	32,582,587	SEK	284,156,000	(2,615)
The Bank of New York Mellon	12/2/2015	USD	87,751,559	CHF	86,889,400	(3,298,625)

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/2/2015	USD	11,820,030	CHF	12,150,400	$(10,340)
The Bank of New York Mellon	12/2/2015	USD	1,839,317	DKK	12,992,200	664
The Bank of New York Mellon	12/2/2015	USD	933,854	DKK	6,354,300	(33,945)
The Bank of New York Mellon	12/2/2015	USD	112,138	EUR	105,000	(1,201)
The Bank of New York Mellon	12/2/2015	USD	23,748,906	EUR	22,486,300	8,913
The Bank of New York Mellon	12/2/2015	USD	1,300,469	EUR	1,197,700	(35,043)
The Bank of New York Mellon	12/2/2015	USD	9,425,850	EUR	8,603,800	(335,536)
The Bank of New York Mellon	12/2/2015	USD	3,017,469	EUR	2,836,500	(20,575)
The Bank of New York Mellon	12/2/2015	USD	62,172	EUR	57,200	(1,738)
The Bank of New York Mellon	12/2/2015	USD	16,066,518	GBP	10,673,300	8,455
The Bank of New York Mellon	12/2/2015	USD	147,490	GBP	98,100	258
The Bank of New York Mellon	12/2/2015	USD	83,078	GBP	54,500	(996)
The Bank of New York Mellon	12/2/2015	USD	8,551,794	GBP	5,546,900	(197,652)
The Bank of New York Mellon	12/2/2015	USD	22,632	GBP	15,000	(41)
The Bank of New York Mellon	12/2/2015	USD	356,393	NOK	3,094,200	(351)
The Bank of New York Mellon	12/2/2015	USD	102,286	NOK	886,200	(313)
The Bank of New York Mellon	12/2/2015	USD	222,001	NOK	1,889,800	(4,547)
The Bank of New York Mellon	12/2/2015	USD	1,346,326	SEK	11,502,700	(27,481)
The Bank of New York Mellon	12/2/2015	USD	2,627,088	SEK	22,911,100	(211)
The Bank of Nova Scotia	12/2/2015	USD	69,320,487	CHF	71,257,994	(60,639)
The Bank of Nova Scotia	12/2/2015	USD	20,152,684	DKK	142,350,500	7,278
The Bank of Nova Scotia	12/2/2015	USD	215,726,031	EUR	204,257,000	80,960
The Bank of Nova Scotia	12/2/2015	USD	102,927,039	GBP	68,376,429	54,164
The Bank of Nova Scotia	12/2/2015	USD	6,671,331	NOK	57,920,500	(6,563)
The Bank of Nova Scotia	12/2/2015	USD	12,578,115	SEK	109,695,000	(1,010)
Bank of Montreal	1/5/2016	CHF	90,031,240	USD	87,819,506	48,859
Canadian Imperial Bank of Commerce	1/5/2016	CHF	99,505,500	USD	97,061,965	54,947
JP Morgan & Chase Co.	1/5/2016	CHF	82,512,377	USD	80,474,756	34,181
RBC Capital Markets	1/5/2016	CHF	95,480,500	USD	93,131,264	48,182
State Street Bank & Trust Co.	1/5/2016	CHF	96,630,500	USD	94,252,969	48,763
The Bank of New York Mellon	1/5/2016	CHF	12,150,400	USD	11,851,736	6,420
The Bank of Nova Scotia	1/5/2016	CHF	773,000	USD	753,983	393
The Bank of Nova Scotia	1/5/2016	CHF	71,257,994	USD	69,508,805	40,027
The Bank of Nova Scotia	1/5/2016	CHF	1,064,000	USD	1,038,525	1,241
Bank of Montreal	1/5/2016	DKK	100,490,000	USD	14,248,040	(8,169)
Canadian Imperial Bank of Commerce	1/5/2016	DKK	124,170,500	USD	17,605,345	(10,343)
JP Morgan & Chase Co.	1/5/2016	DKK	129,648,031	USD	18,381,448	(11,321)
RBC Capital Markets	1/5/2016	DKK	53,417,000	USD	7,573,227	(4,879)
State Street Bank & Trust Co.	1/5/2016	DKK	120,301,000	USD	17,057,076	(9,658)
The Bank of New York Mellon	1/5/2016	DKK	12,992,200	USD	1,842,147	(1,017)
The Bank of Nova Scotia	1/5/2016	DKK	34,678,000	USD	4,916,597	(3,065)
The Bank of Nova Scotia	1/5/2016	DKK	142,350,500	USD	20,183,258	(11,571)
Bank of Montreal	1/5/2016	EUR	268,122,971	USD	283,486,417	(154,580)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	303,646,970	USD	321,052,015	(168,987)
JP Morgan & Chase Co.	1/5/2016	EUR	248,356,997	USD	262,582,885	(148,151)
RBC Capital Markets	1/5/2016	EUR	296,074,358	USD	313,042,379	(167,734)
State Street Bank & Trust Co.	1/5/2016	EUR	303,559,000	USD	320,965,073	(162,867)
The Bank of New York Mellon	1/5/2016	EUR	22,486,300	USD	23,775,327	(12,402)
The Bank of Nova Scotia	1/5/2016	EUR	204,257,000	USD	215,962,969	(115,717)
The Bank of Nova Scotia	1/5/2016	EUR	29,812,000	USD	31,519,548	(17,867)
Bank of Montreal	1/5/2016	GBP	129,482,808	USD	194,941,547	(106,744)
Canadian Imperial Bank of Commerce	1/5/2016	GBP	155,800,000	USD	234,563,132	(128,440)
JP Morgan & Chase Co.	1/5/2016	GBP	115,685,825	USD	174,166,167	(98,841)
RBC Capital Markets	1/5/2016	GBP	145,018,896	USD	218,328,849	(122,452)
State Street Bank & Trust Co.	1/5/2016	GBP	153,206,500	USD	230,660,812	(124,004)
The Bank of New York Mellon	1/5/2016	GBP	10,673,300	USD	16,069,187	(8,692)
The Bank of Nova Scotia	1/5/2016	GBP	68,376,429	USD	102,943,791	(56,027)
Bank of Montreal	1/5/2016	NOK	43,070,000	USD	4,958,611	5,110
Canadian Imperial Bank of Commerce	1/5/2016	NOK	57,470,500	USD	6,616,376	6,666

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/5/2016	NOK	47,789,092	USD	5,501,886	$5,640
RBC Capital Markets	1/5/2016	NOK	21,514,000	USD	2,476,767	2,431
State Street Bank & Trust Co.	1/5/2016	NOK	56,150,500	USD	6,464,565	6,669
The Bank of New York Mellon	1/5/2016	NOK	3,094,200	USD	356,226	361
The Bank of Nova Scotia	1/5/2016	NOK	57,920,500	USD	6,668,298	6,833
The Bank of Nova Scotia	1/5/2016	NOK	249,000	USD	28,611	(27)
Bank of Montreal	1/5/2016	SEK	243,556,500	USD	27,965,106	(2,450)
Canadian Imperial Bank of Commerce	1/5/2016	SEK	291,944,500	USD	33,520,929	(3,014)
JP Morgan & Chase Co.	1/5/2016	SEK	221,079,146	USD	25,383,387	(3,098)
RBC Capital Markets	1/5/2016	SEK	263,979,500	USD	30,307,496	(5,231)
State Street Bank & Trust Co.	1/5/2016	SEK	284,156,000	USD	32,627,294	(2,297)
The Bank of New York Mellon	1/5/2016	SEK	22,911,100	USD	2,630,663	(215)
The Bank of Nova Scotia	1/5/2016	SEK	109,695,000	USD	12,595,157	(1,104)
The Bank of Nova Scotia	1/5/2016	SEK	18,231,000	USD	2,093,175	(288)
The Bank of Nova Scotia	1/5/2016	SEK	1,243,000	USD	142,608	(125)
The Bank of Nova Scotia	1/5/2016	USD	311,777	DKK	2,198,000	46
The Bank of Nova Scotia	1/5/2016	USD	5,750,255	EUR	5,436,000	362
The Bank of Nova Scotia	1/5/2016	USD	239,281	GBP	159,000	231
The Bank of Nova Scotia	1/5/2016	USD	10,544,174	GBP	7,003,000	4,896
The Bank of Nova Scotia	1/5/2016	USD	90,958	NOK	790,000	(100)

Total net unrealized appreciation						$140,243,617

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks**	$3,882,420,321	$—	$0	$3,882,420,321
Preferred Stocks**	29,624,533	—	—	29,624,533
Rights**	1,618,784	—	—	1,618,784
Securities Lending Collateral	120,222,183	—	—	120,222,183
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	146,386,027	—	146,386,027
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,142,410)	—	(6,142,410)

Total	$4,033,885,821	$140,243,617	$—	$4,174,129,438

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

** See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Austria — 0.9%
ANDRITZ AG	1,177	$61,761
BUWOG AG*	881	17,597
CA Immobilien Anlagen AG*	1,083	19,744
Conwert Immobilien Invest SE*	1,067	14,993
DO & CO AG	120	11,625
Erste Group Bank AG*	4,031	123,680
EVN AG	600	6,371
FACC AG*	584	4,614
Immofinanz AG*	13,594	33,637
Lenzing AG	129	10,086
Oesterreichische Post AG	614	22,017
OMV AG	2,124	60,624
Palfinger AG	300	8,490
Raiffeisen Bank International AG*	1,784	27,915
RHI AG	446	8,951
S IMMO AG*	1,095	9,037
Semperit AG Holding	219	7,462
UNIQA Insurance Group AG	1,761	15,633
Voestalpine AG	1,551	50,472
Wienerberger AG	1,666	29,246
Zumtobel Group AG	520	11,340

		555,295

Belgium — 4.9%
Ablynx NV*	876	13,045
Ackermans & van Haaren NV	355	49,303
Ageas	2,835	124,021
Agfa Gevaert NV*	3,446	17,112
Anheuser-Busch InBev NV	11,532	1,485,850
Befimmo SA REIT	318	19,433
Bekaert SA	542	15,356
BHF Kleinwort Benson Group*	1,012	6,138
bpost SA	1,682	40,874
Cofinimmo SA/NV REIT	301	31,436
Colruyt SA	1,025	50,791
Compagnie d’Entreprises CFE SA	133	15,598
Delhaize Group	1,518	152,092
D’ieteren SA	546	18,731
Econocom Group SA*	1,233	10,857
Elia System Operator SA	439	19,680
Euronav NV	1,839	23,500
EVS Broadcast Equipment SA	306	10,076
Exmar NV	594	6,524
Fagron	611	6,462
Galapagos NV*	531	26,486
Groupe Bruxelles Lambert SA	1,126	92,521
Intervest Offices & Warehouses NV REIT	306	7,457
Ion Beam Applications	445	14,204
KBC Ancora	535	21,160
KBC Groep NV	3,666	218,841
Melexis NV	755	38,010
Nyrstar NV* (a)	4,521	7,108
Ontex Group NV	1,038	36,920
Proximus SA	2,376	78,486
Solvay SA	860	99,086
Telenet Group Holding NV*	709	38,721

	Number of Shares	Value
Belgium (Continued)
Tessenderlo Chemie NV*	496	$14,710
UCB SA	1,836	163,953
Umicore SA	1,405	58,109
Warehouses De Pauw Comm. VA REIT	241	19,288

		3,051,939

Finland — 3.2%
Amer Sports OYJ	1,744	50,801
Cargotec OYJ, Class B (a)	561	20,627
Caverion Corp.	1,547	14,400
Citycon OYJ*	5,730	14,627
Cramo OYJ	576	11,654
Elisa OYJ	2,198	81,884
Fortum OYJ	6,363	92,909
F-Secure OYJ	1,975	6,135
Huhtamaki OYJ	1,342	48,633
Kemira OYJ (a)	1,475	17,719
Kesko OYJ, Class B (a)	976	32,410
Kone OYJ, Class B	4,831	206,158
Konecranes OYJ	791	21,946
Metsa Board OYJ (a)	2,866	20,621
Metso OYJ	1,690	41,961
Neste OYJ	1,875	54,042
Nokia OYJ	53,701	387,801
Nokian Renkaat OYJ	1,695	66,530
Orion OYJ, Class B	1,526	50,964
Outokumpu OYJ*	4,348	13,497
Outotec OYJ	2,646	11,361
PKC Group OYJ	420	7,859
Ramirent OYJ	1,158	8,051
Sampo OYJ, Class A	6,279	311,270
Sanoma OYJ	1,284	6,091
Sponda OYJ (a)	3,209	13,019
Stora Enso OYJ, Class R	7,992	78,951
Technopolis OYJ	1,405	5,478
Tieto OYJ	803	20,481
UPM-Kymmene OYJ	7,720	147,389
Uponor OYJ (a)	936	14,092
Valmet OYJ	1,786	17,077
Wartsila OYJ Abp	2,144	96,363
YIT OYJ (a)	1,876	10,346

		2,003,147

France — 30.0%
Accor SA	3,160	133,347
Aeroports de Paris	470	53,233
Air France-KLM*	2,387	15,914
Air Liquide SA	4,957	604,908
Airbus Group SE	8,598	621,722
Albioma SA	493	7,798
Alcatel-Lucent*	42,137	165,969
Alstom SA* (a)	3,223	100,165
Alten SA	453	24,797
Altran Technologies SA	2,189	28,655
ANF Immobilier REIT	175	3,994
Arkema SA	989	71,253
Atos SE	1,293	105,860

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
France (Continued)
AXA SA	27,845	$753,434
BNP Paribas SA	15,009	889,776
Bollore SA	13,247	60,981
Bonduelle SCA	293	7,717
Bouygues SA	2,956	111,278
Bureau Veritas SA	3,916	80,659
Cap Gemini SA	2,394	220,865
Carrefour SA	8,050	248,182
Casino Guichard-Perrachon SA	830	47,460
CGG*(a)	2,642	8,882
Christian Dior SE	786	143,833
Cie de Saint-Gobain	7,009	309,765
Cie Generale des Etablissements Michelin	2,710	271,722
CNP Assurances	2,367	32,961
Coface SA	1,575	15,411
Credit Agricole SA	15,412	185,957
Danone SA	8,485	594,635
Dassault Systemes SA	1,875	149,231
DBV Technologies SA*(a)	328	22,855
Edenred	3,114	64,535
Eiffage SA	667	41,966
Electricite de France	3,523	52,502
Elior, 144A	1,448	27,997
Elis SA	1,062	16,674
Engie	21,090	367,439
Essilor International SA	3,034	396,047
Etablissements Maurel et Prom*	1,472	4,750
Euler Hermes Group	211	18,916
Eurazeo SA	624	41,950
Eutelsat Communications SA (a)	2,391	71,365
Faiveley Transport SA	137	13,747
Faurecia	970	36,413
FFP	133	9,555
Fonciere des Regions REIT	456	40,446
GameLoft SE*	1,545	9,435
Gaztransport Et Technigaz SA	371	17,896
Gecina SA REIT	502	60,623
Genfit*	336	13,492
Groupe Eurotunnel SE	7,209	92,123
Guerbet	138	8,893
Havas SA	2,515	21,205
Hermes International	383	134,852
ICADE REIT	512	36,125
Iliad SA	397	88,546
Imerys SA	522	35,380
Ingenico Group	842	105,997
Innate Pharma SA*	741	10,859
Interparfums SA	243	6,100
Ipsen SA	577	37,047
Ipsos	578	12,095
Jacquet Metal Service	371	5,684
JCDecaux SA	1,089	40,374
Kering	1,100	190,078
Klepierre REIT	3,245	147,288
Korian SA	656	22,532
Lagardere SCA	1,769	52,202
Legrand SA	3,877	228,078
LISI	353	9,436

	Number of Shares	Value
France (Continued)
L’Oreal SA	3,620	$641,019
LVMH Moet Hennessy Louis Vuitton SE (a)	4,030	675,939
Mercialys SA REIT (a)	923	19,865
Mersen	286	5,146
Metropole Television SA	938	17,422
MGI Coutier	241	4,764
MPI	1,587	3,773
Natixis SA	14,269	86,535
Neopost SA	621	16,206
Nexans SA*	460	17,594
Nexity SA	505	21,553
NextRadioTV	195	7,571
Numericable-SFR SAS*	1,632	69,877
Orange SA (a)	29,017	501,562
Orpea	662	52,129
Pernod Ricard SA	3,083	350,815
Peugeot SA*	6,517	116,434
Plastic Omnium SA	978	28,597
Publicis Groupe SA	2,696	170,109
Rallye SA	404	7,598
Remy Cointreau SA (a)	393	27,878
Renault SA	2,802	282,752
Rexel SA	4,487	61,463
Rubis SCA	618	49,134
Safran SA	4,233	312,529
Saft Groupe SA	497	15,191
Sanofi	17,080	1,522,706
Schneider Electric SE	8,086	512,594
SCOR SE	2,206	86,517
SEB SA	352	36,045
Societe BIC SA	423	69,585
Societe Generale SA	10,476	500,069
Societe Television Francaise 1	1,817	22,154
Sodexo SA	1,406	138,984
Solocal Group*	835	6,667
Sopra Steria Group	247	28,184
Suez Environnement Co.	4,496	85,243
Technicolor SA	5,168	38,757
Technip SA	1,546	81,034
Teleperformance	852	70,826
Thales SA	1,511	112,501
Total SA (a)	31,452	1,561,833
Trigano SA	178	10,344
Ubisoft Entertainment SA*	1,550	43,398
Unibail-Rodamco SE REIT	1,421	364,979
Valeo SA	1,168	180,849
Vallourec SA	1,777	18,275
Valneva SE*	1,184	4,566
Veolia Environnement SA	6,583	157,814
Vicat	271	16,601
Vilmorin & Cie SA	114	8,473
Vinci SA	6,863	446,376
Virbac SA	72	14,636
Vivendi SA	15,181	319,666
Wendel SA	454	54,107
Zodiac Aerospace	3,021	81,806

		18,842,905

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Germany — 27.3%
Aareal Bank AG	983	$33,126
adidas AG	3,058	295,920
AIXTRON SE*	350	2,794
Allianz SE	6,574	1,164,453
alstria office REIT-AG*	1,791	23,682
AURELIUS SE & Co. KGaA	422	18,684
Aurubis AG	489	30,467
Axel Springer SE	662	36,958
BASF SE	13,283	1,099,432
Bayer AG	11,981	1,598,766
Bayerische Motoren Werke AG	4,799	523,769
Bechtle AG	251	23,769
Beiersdorf AG	1,472	137,078
Bilfinger SE	533	25,220
Biotest AG	205	3,403
Borussia Dortmund GmbH & Co. KGaA	1,723	7,355
Brenntag AG	2,292	125,221
CANCOM SE	292	12,604
comdirect bank AG	1,129	13,109
Commerzbank AG*	15,570	171,413
Continental AG	1,601	386,853
CTS Eventim AG & Co. KGaA	725	25,653
Daimler AG	13,962	1,249,895
Deutsche Bank AG (b)	20,006	513,741
Deutsche Beteiligungs AG	263	8,172
Deutsche Boerse AG	2,866	245,848
Deutsche Euroshop AG	703	29,825
Deutsche Lufthansa AG*	3,557	50,979
Deutsche Post AG	14,237	416,138
Deutsche Telekom AG	47,056	867,808
Deutsche Wohnen AG	4,929	135,635
Deutz AG	1,840	6,983
DIC Asset AG	873	8,191
DMG Mori AG	667	27,304
Drillisch AG	844	37,765
Duerr AG	418	36,121
E.ON SE	29,082	276,415
ElringKlinger AG (a)	560	14,090
Evonik Industries AG	1,997	68,235
Evotec AG*	2,160	9,608
Fraport AG Frankfurt Airport Services Worldwide	673	41,163
Freenet AG	1,992	67,054
Fresenius Medical Care AG & Co. KGaA	3,250	268,521
Fresenius SE & Co. KGaA	5,633	413,571
GEA Group AG	2,728	113,215
Gerresheimer AG	489	38,180
Gerry Weber International AG	498	7,403
Hannover Rueck SE	874	102,269
HeidelbergCement AG	2,034	161,950
Heidelberger Druckmaschinen AG*	4,649	11,543
Henkel AG & Co. KGaA	1,511	145,037
Hugo Boss AG	1,006	87,135
Indus Holding AG	401	19,057
Infineon Technologies AG	18,698	277,167
K+S AG (a)	2,820	80,267
Kabel Deutschland Holding AG	263	32,178

	Number of Shares	Value
Germany (Continued)
KION Group AG*	987	$48,856
Kloeckner & Co. SE	1,614	13,823
Krones AG	237	28,846
KUKA AG	384	33,877
LANXESS AG	1,359	69,208
LEG Immobilien AG*	925	73,298
Leoni AG	528	20,328
Linde AG	2,682	468,262
MAN SE	479	47,537
Merck KGaA	1,896	194,191
Metro AG	2,656	88,563
MLP AG	1,574	6,403
MorphoSys AG*	383	22,673
MTU Aero Engines AG	788	78,252
Muenchener Rueckversicherungs-Gesellschaft AG	2,385	480,664
Nordex SE*	1,044	35,076
Norma Group SE	547	29,896
OSRAM Licht AG	1,360	57,419
PATRIZIA Immobilien AG*	804	20,001
ProSiebenSat.1 Media SE	3,226	169,398
Rational AG	58	24,307
Rheinmetall AG	622	39,476
Rhoen-Klinikum AG	794	22,952
RIB Software AG	739	7,691
RWE AG	7,298	83,969
Salzgitter AG	599	14,733
SAP SE	14,263	1,124,036
SGL Carbon SE*	823	12,721
Siemens AG	11,456	1,187,866
SLM Solutions Group AG*	332	6,212
SMA Solar Technology AG*	365	18,212
Software AG	848	22,677
STADA Arzneimittel AG	972	37,114
STRATEC Biomedical AG	167	9,523
Stroeer SE	328	19,490
Suedzucker AG (a)	1,269	23,986
Symrise AG	1,802	121,964
TAG Immobilien AG	1,710	20,235
Telefonica Deutschland Holding AG	9,257	52,042
ThyssenKrupp AG	5,416	115,275
United Internet AG	1,849	98,557
Volkswagen AG (a)	531	79,273
Vonovia SE	6,778	210,076
VTG AG	307	9,423
Wacker Chemie AG	246	22,116
Wacker Neuson SE	552	7,923
Wincor Nixdorf AG	508	25,712
Wirecard AG (a)	1,762	86,315
zooplus AG*	113	16,738

		17,135,377

Ireland — 1.7%
Bank of Ireland*	404,848	150,992
C&C Group PLC	5,360	20,784
CRH PLC	11,923	350,832
FBD Holdings PLC	569	4,119

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Glanbia PLC	2,674	$49,074
Hibernia REIT PLC	11,133	16,362
Irish Continental Group PLC	3,029	17,122
Kerry Group PLC, Class A	2,302	185,793
Kingspan Group PLC	2,252	59,020
Origin Enterprises PLC*	2,151	17,056
Paddy Power PLC	600	76,103
Ryanair Holdings PLC	2,385	35,719
Smurfit Kappa Group PLC	3,450	94,262

		1,077,238

Italy — 8.3%
A2A SpA	24,590	34,554
ACEA SpA	1,176	17,445
Amplifon SpA	2,243	17,169
Anima Holding SpA, 144A	3,103	28,523
Ansaldo STS SpA	2,391	24,694
Ascopiave SpA	3,133	7,408
Assicurazioni Generali SpA	16,248	309,002
Astaldi SpA (a)	1,146	6,883
Atlantia SpA	6,205	163,897
Autogrill SpA*	2,401	21,309
Azimut Holding SpA	1,865	47,626
Banca Carige SpA*(a)	9,622	15,574
Banca Generali SpA	1,062	32,349
Banca IFIS SpA	483	12,809
Banca Monte dei Paschi di Siena SpA*	39,512	62,035
Banca Popolare dell’Emilia Romagna SC (a)	7,585	58,301
Banca Popolare di Milano Scarl	67,405	65,306
Banca Popolare di Sondrio Scarl	7,714	35,127
Banco Popolare SC*	5,467	78,844
Beni Stabili SpA SIIQ REIT (a)	18,364	13,844
Brembo SpA	499	22,934
Brunello Cucinelli SpA (a)	562	9,791
Buzzi Unicem SpA (a)	1,035	18,601
Cairo Communication SpA	1,044	4,853
Cementir Holding SpA	957	5,945
Cerved Information Solutions SpA* (a)	3,142	23,736
Compagnie Industriali Riunite SpA* (a)	7,098	7,799
Credito Emiliano SpA	2,278	16,210
Credito Valtellinese SC*	19,239	22,990
Danieli & C Officine Meccaniche SpA (a)	317	6,196
Datalogic SpA	686	12,749
Davide Campari-Milano SpA	4,503	39,560
De’ Longhi (a)	870	23,908
DeA Capital SpA*	2,787	4,270
DiaSorin SpA	494	25,387
Ei Towers SpA	374	22,840
Enel Green Power SpA	26,114	55,154
Enel SpA	95,432	420,857
Eni SpA	36,698	597,882
ERG SpA	867	10,837
EXOR SpA	1,484	66,511
Falck Renewables SpA	4,701	5,548
Fincantieri SpA*	11,618	5,401
FinecoBank Banca Fineco SpA	4,444	34,698

	Number of Shares	Value
Italy (Continued)
Finmeccanica SpA*	6,109	$88,490
Hera SpA	11,356	28,796
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	7,836	8,180
Interpump Group SpA (a)	1,271	19,727
Intesa Sanpaolo SpA	175,397	601,903
Intesa Sanpaolo SpA-RSP	17,613	55,343
Iren SpA	11,481	17,953
Italcementi SpA (a)	2,940	31,870
Italmobiliare SpA	137	5,898
Italmobiliare SpA-RSP	286	9,141
Luxottica Group SpA	2,390	159,842
Maire Tecnimont SpA*	2,964	8,242
MARR SpA	687	14,081
Mediaset SpA	11,615	51,075
Mediobanca SpA	8,484	81,301
Mediolanum SpA	3,583	29,490
Moncler SpA	2,212	33,701
Piaggio & C SpA	3,337	8,151
Prysmian SpA	2,991	65,415
RCS MediaGroup SpA*	7,541	4,577
Recordati SpA	1,475	36,669
Saipem SpA* (a)	4,017	34,717
Salini Impregilo SpA	3,920	17,006
Salvatore Ferragamo SpA (a)	852	20,272
Saras SpA* (a)	4,632	9,274
Snam SpA	28,966	147,205
Societa Cattolica DI Assicurazioni Scrl	2,403	18,737
Societa Iniziative Autostradali e Servizi SpA	1,537	16,564
Sogefi SpA*	1,811	4,049
Telecom Italia SpA* (a)	170,862	220,961
Telecom Italia SpA-RSP	93,059	107,170
Terna Rete Elettrica Nazionale SpA	22,062	108,622
Tod’s SpA (a)	212	16,889
Trevi Finanziaria Industriale SpA	2,621	3,378
UniCredit SpA	62,274	365,493
Unione di Banche Italiane SpA	13,412	91,257
Unipol Gruppo Finanziario SpA	6,580	32,800
UnipolSai SpA (a)	16,882	43,557
Vittoria Assicurazioni SpA	603	6,530
Yoox Net-A-Porter Group SpA, Class A*	901	30,881
Zignago Vetro SpA	739	4,474

		5,177,037

Luxembourg — 0.7%
APERAM SA*	726	24,691
ArcelorMittal (a)	14,511	71,169
BRAAS Monier Building Group SA	353	8,830
Eurofins Scientific SE	138	51,935
Grand City Properties SA	1,616	33,294
RTL Group SA	560	48,990
SES SA FDR	4,651	129,091
Tenaris SA	6,884	90,407

		458,407

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Netherlands — 7.3%
Aalberts Industries NV	1,737	$57,351
Aegon NV	27,106	165,990
Akzo Nobel NV	3,687	262,244
Altice NV, Class A*	5,664	87,012
Altice NV, Class B*	1,900	29,540
Arcadis NV	1,194	28,819
ASM International NV	1,139	45,543
ASML Holding NV	5,504	508,658
BinckBank NV	1,368	11,969
Brunel International NV	550	10,076
Corbion NV	1,043	24,877
Delta Lloyd NV	3,643	26,227
Eurocommercial Properties NV	789	33,432
Euronext NV, 144A	1,018	50,643
Fugro NV*	1,118	20,736
Gemalto NV	1,213	76,537
Heineken Holding NV	1,580	124,299
Heineken NV	3,441	305,970
IMCD Group NV	744	27,198
ING Groep NV	57,106	784,055
Koninklijke Ahold NV	12,481	271,515
Koninklijke BAM Groep NV*	4,251	22,143
Koninklijke Boskalis Westminster NV	1,390	61,858
Koninklijke DSM NV	2,683	136,506
Koninklijke KPN NV	48,438	184,288
Koninklijke Philips NV	14,172	387,511
Koninklijke Vopak NV	1,073	46,560
NN Group NV	3,486	119,075
NSI NV REIT (a)	3,004	12,121
OCI NV* (a)	1,350	34,082
PostNL NV*	8,056	26,922
QIAGEN NV*	3,261	86,600
Randstad Holding NV	1,986	124,199
SBM Offshore NV*	2,807	39,444
TKH Group NV	746	27,807
TNT Express NV	7,784	63,408
TomTom NV*	1,922	24,003
USG People NV	1,247	19,177
Wereldhave NV REIT	634	35,455
Wessanen NV	1,637	16,000
Wolters Kluwer NV	4,712	162,820

		4,582,670

Portugal — 0.5%
Altri SGPS SA	1,102	6,059
Banco BPI SA*	5,274	6,219
Banco Comercial Portugues SA, Class R* (a)	598,055	31,973
CTT-Correios de Portugal SA	2,430	22,485
EDP — Energias de Portugal SA	31,088	103,629
Galp Energia SGPS SA	5,530	58,836
Jeronimo Martins SGPS SA	3,674	50,987
Mota-Engil SGPS SA	1,412	3,081
NOS SGPS SA	2,050	15,826
Pharol SGPS SA*	9,864	3,512
Portucel SA	2,829	11,298
REN — Redes Energeticas Nacionais SGPS SA	1,773	5,017

	Number of Shares	Value
Portugal (Continued)
Semapa-Sociedade de Investimento e Gestao	320	$4,493
Sonae SGPS SA	10,152	11,981

		335,396

Spain — 10.6%
Abengoa SA, Class B	14,571	5,388
Abertis Infraestructuras SA	7,797	120,726
Acciona SA	408	33,964
Acerinox SA	2,270	24,415
ACS Actividades de Construccion y Servicios SA	2,807	91,552
Aena SA, 144A*	1,010	114,554
Almirall SA	989	18,161
Amadeus IT Holding SA, Class A	6,409	257,076
Applus Services SA	1,755	16,280
Atresmedia Corp. de Medios de Comunicacion SA	1,181	14,312
Banco Bilbao Vizcaya Argentaria SA	92,408	767,008
Banco de Sabadell SA	74,920	138,286
Banco Popular Espanol SA	25,531	89,961
Banco Santander SA	209,263	1,142,624
Bankia SA	69,785	87,445
Bankinter SA	10,598	76,713
Bolsas y Mercados Espanoles SHMSF SA	1,219	42,701
CaixaBank SA	38,744	141,921
CIE Automotive SA	886	14,369
Deoleo SA*	11,677	3,825
Distribuidora Internacional de Alimentacion SA*	9,425	59,578
Duro Felguera SA	2,218	4,757
Ebro Foods SA	1,062	20,343
Enagas SA	3,226	96,151
Ence Energia y Celulosa S.A	2,495	9,793
Endesa SA	4,599	95,140
Faes Farma SA	4,612	12,353
Ferrovial SA	6,366	150,796
Fomento de Construcciones y Contratas SA*(a)	2,291	15,850
Gamesa Corp. Tecnologica SA	3,611	63,218
Gas Natural SDG SA	5,097	110,262
Grifols SA	2,201	104,460
Grupo Catalana Occidente SA	668	20,891
Hispania Activos Inmobiliarios SA*	1,459	21,196
Iberdrola SA	76,373	535,066
Indra Sistemas SA*	1,915	19,678
Industria de Diseno Textil SA	16,586	596,863
Inmobiliaria Colonial SA*	31,717	22,184
Laboratorios Farmaceuticos Rovi SA	389	5,935
Liberbank SA*	22,780	13,406
Mapfre SA	15,740	43,188
Mediaset Espana Comunicacion SA	2,442	28,046
Melia Hotels International SA	1,694	21,549
Merlin Properties Socimi SA REIT	4,643	57,836
NH Hotel Group SA*	3,560	19,051
Pharma Mar SA*	3,694	13,504
Promotora de Informaciones SA, Class A*	1,090	6,507
Prosegur Compania de Seguridad SA	4,381	19,580

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Red Electrica Corp. SA	1,588	$136,237
Repsol SA	15,236	198,724
Sacyr SA	5,759	14,646
Tecnicas Reunidas SA	528	21,148
Telefonica SA (a)	65,725	810,730
Tubacex SA	2,390	4,773
Viscofan SA	683	41,739
Zardoya Otis SA	2,870	34,720

		6,651,179

Switzerland — 0.1%
STMicroelectronics NV	11,687	84,929

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	48	298

United Kingdom — 2.8%
CNH Industrial NV	14,358	105,658
Dialog Semiconductor PLC*	1,360	50,780
Fiat Chrysler Automobiles NV*	13,184	188,327
International Consolidated Airlines Group SA*	12,271	104,588
RELX NV	15,178	262,754
Stallergenes Greer PLC*	88	3,511
Unilever NV	23,724	1,040,845

		1,756,463

TOTAL COMMON STOCKS (Cost $62,126,809)		61,712,280

PREFERRED STOCKS — 1.5%
Germany — 1.5%
Bayerische Motoren Werke AG	811	67,992
FUCHS PETROLUB SE	1,050	49,728

	Number of Shares	Value
Germany (Continued)
Henkel AG & Co. KGaA	2,595	$294,737
Jungheinrich AG	292	22,660
Porsche Automobil Holding SE	2,243	117,733
Sartorius AG	157	36,949
Volkswagen AG	2,698	374,992

		964,791

TOTAL PREFERRED STOCKS (Cost $1,070,854)		964,791

RIGHTS — 0.0%
Italy — 0.0%
Unione di Banche Italiane SpA*, expires 01/30/16	11,866	0

Spain — 0.0%
Telefonica SA* (a), expires 12/31/15	55,435	20,089

TOTAL RIGHTS (Cost $20,371)		20,089

SECURITIES LENDING COLLATERAL — 4.9%
Daily Assets Fund, 0.20% (c)(d) (Cost $3,081,428)	3,081,428	3,081,428

TOTAL INVESTMENTS — 104.7% (Cost $66,299,462)†		$65,778,588
Other assets and liabilities, net — (4.7%)		(2,962,333)

NET ASSETS — 100.0%		$62,816,255

*	Non-income producing security.
†	The cost for federal income tax purposes was $66,314,754. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $536,166. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,855,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,391,215.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $2,931,340, which is 4.7% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR: Fiduciary Depositary Receipt.

REIT: Real Estate Investment Trust.

RSP: Risparmio (Convertible Savings Shares).

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	EUR	3,035,500	USD	3,243,905	$36,759
Bank of Montreal	12/2/2015	EUR	7,229,570	USD	7,988,819	350,444
Canadian Imperial Bank of Commerce	12/2/2015	EUR	3,035,500	USD	3,243,796	36,650
Canadian Imperial Bank of Commerce	12/2/2015	EUR	11,738,243	USD	12,971,110	569,112
JP Morgan & Chase Co.	12/2/2015	EUR	7,503,239	USD	8,290,876	363,356
RBC Capital Markets	12/2/2015	EUR	385,000	USD	424,382	17,612
RBC Capital Markets	12/2/2015	EUR	17,435,394	USD	19,266,721	845,418
RBC Capital Markets	12/2/2015	EUR	5,294,000	USD	5,849,796	256,439
The Bank of New York Mellon	12/2/2015	EUR	290,900	USD	320,694	13,345
Bank of Montreal	12/2/2015	USD	11,232,725	EUR	10,635,539	4,216
Canadian Imperial Bank of Commerce	12/2/2015	USD	15,983,338	EUR	15,133,587	5,998
Canadian Imperial Bank of Commerce	12/2/2015	USD	231,568	EUR	209,558	(10,160)
JP Morgan & Chase Co.	12/2/2015	USD	8,290,876	EUR	7,850,094	3,111
RBC Capital Markets	12/2/2015	USD	25,540,898	EUR	24,183,022	9,585
The Bank of New York Mellon	12/2/2015	USD	55,892	EUR	52,920	21
The Bank of New York Mellon	12/2/2015	USD	222,177	EUR	202,800	(7,909)
The Bank of New York Mellon	12/2/2015	USD	38,003	EUR	35,000	(1,024)
The Bank of New York Mellon	12/2/2015	USD	2,884	EUR	2,700	(31)
The Bank of New York Mellon	12/2/2015	USD	1,739	EUR	1,600	(49)
Bank of Montreal	1/5/2016	EUR	10,623,971	USD	11,232,725	(6,125)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	15,116,841	USD	15,983,338	(8,413)
JP Morgan & Chase Co.	1/5/2016	EUR	7,841,704	USD	8,290,876	(4,678)
RBC Capital Markets	1/5/2016	EUR	1,117,000	USD	1,180,962	(686)
RBC Capital Markets	1/5/2016	EUR	24,156,490	USD	25,540,898	(13,685)
The Bank of New York Mellon	1/5/2016	EUR	52,861	USD	55,892	(29)
RBC Capital Markets	1/5/2016	USD	194,618	EUR	184,000	32

Total net unrealized appreciation						$2,459,309

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$61,712,280	$—	$—	$61,712,280
Preferred Stocks**	964,791	—	—	964,791
Rights**	20,089	—	—	20,089
Securities Lending Collateral	3,081,428	—	—	3,081,428

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,512,098	—	2,512,098
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(52,789)	—	(52,789)

TOTAL	$65,778,588	$2,459,309	$—	$68,237,897

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.1%
Consumer Discretionary — 17.5%
adidas AG	28,378	$2,746,113
Axel Springer SE	6,039	337,145
Bayerische Motoren Werke AG	44,910	4,901,533
Continental AG	14,921	3,605,393
Daimler AG	130,602	11,691,644
Hugo Boss AG	9,071	785,691
Kabel Deutschland Holding AG	3,001	367,167
ProSiebenSat.1 Media SE	29,677	1,558,350
RTL Group SA (Luxembourg)	5,248	459,106
Volkswagen AG	4,803	717,040
Zalando SE, 144A*	11,700	396,807

		27,565,989

Consumer Staples — 2.2%
Beiersdorf AG	13,672	1,273,191
Henkel AG & Co. KGaA	14,095	1,352,940
Metro AG	24,179	806,239

		3,432,370

Financials — 18.0%
Allianz SE	61,988	10,979,934
Commerzbank AG*	144,389	1,589,609
Deutsche Bank AG (a)	187,084	4,804,197
Deutsche Boerse AG	26,178	2,245,575
Deutsche Wohnen AG	45,759	1,259,185
Hannover Rueck SE	8,178	956,929
Muenchener Rueckversicherungs-Gesellschaft AG	22,631	4,560,966
Vonovia SE	63,208	1,959,055

		28,355,450

Health Care — 15.1%
Bayer AG	112,167	14,967,767
Fresenius Medical Care AG & Co. KGaA	29,642	2,449,079
Fresenius SE & Co. KGaA	51,741	3,798,794
Merck KGaA	17,530	1,795,451
QIAGEN NV (Netherlands)*	29,992	796,476

		23,807,567

Industrials — 12.0%
Brenntag AG	20,956	1,144,910
Deutsche Lufthansa AG*	31,385	449,811
Deutsche Post AG	131,428	3,841,556
Fraport AG Frankfurt Airport Services Worldwide	5,638	344,840
GEA Group AG	24,804	1,029,394
MAN SE	4,780	474,374
OSRAM Licht AG	12,070	509,591
Siemens AG	107,549	11,151,698

		18,946,174

	Number of Shares	Value
Information Technology — 8.7%
Infineon Technologies AG	153,173	$2,270,536
SAP SE	133,308	10,505,709
United Internet AG	16,683	889,250

		13,665,495

Materials — 13.1%
BASF SE	124,583	10,311,715
Evonik Industries AG	18,962	647,907
HeidelbergCement AG	19,116	1,522,041
K+S AG (b)	25,961	738,937
LANXESS AG	12,414	632,190
Linde AG	25,193	4,398,554
Symrise AG	16,727	1,132,123
ThyssenKrupp AG	49,896	1,061,993

		20,445,460

Telecommunication Services — 5.4%
Deutsche Telekom AG	437,392	8,066,390
Telefonica Deutschland Holding AG (b)	80,693	453,647

		8,520,037

Utilities — 2.1%
E.ON SE	271,415	2,579,716
RWE AG	66,379	763,743

		3,343,459

TOTAL COMMON STOCKS (Cost $157,265,704)		148,082,001

PREFERRED STOCKS — 5.3%
Consumer Discretionary — 3.3%
Bayerische Motoren Werke AG	7,392	619,723
Porsche Automobil Holding SE	20,769	1,090,148
Volkswagen AG	25,173	3,498,762

		5,208,633

Consumer Staples — 1.7%
Henkel AG & Co. KGaA	24,166	2,744,744

Materials — 0.3%
FUCHS PETROLUB SE	9,426	446,412

TOTAL PREFERRED STOCKS (Cost $11,803,334)		8,399,789

SECURITIES LENDING COLLATERAL — 0.5%
Daily Assets Fund, 0.20% (c)(d) (Cost $713,337)	713,337	713,337

TOTAL INVESTMENTS — 99.9% (Cost $169,782,375)†		$157,195,127
Other assets and liabilities, net — 0.1%		167,847

NET ASSETS — 100.0%		$157,362,974

*	Non-income producing security.
†

The cost for federal income tax purposes was $171,067,045. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $13,871,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

over tax cost of $4,066,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,938,791.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $690,237, which is 0.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2015, open futures contracts purchased were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
DAX Index Future	1	$300,548	12/18/2015	$31,710

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	EUR	24,263,160	USD	26,811,277	$1,176,124
Canadian Imperial Bank of Commerce	12/2/2015	EUR	36,219,854	USD	40,024,025	1,756,071
JP Morgan & Chase Co.	12/2/2015	EUR	32,750,454	USD	36,188,367	1,585,994
RBC Capital Markets	12/2/2015	EUR	1,084,000	USD	1,194,883	49,587
RBC Capital Markets	12/2/2015	EUR	17,433,000	USD	19,263,221	844,448
State Street Bank & Trust Co.	12/2/2015	EUR	31,158,884	USD	34,431,876	1,511,070
The Bank of New York Mellon	12/2/2015	EUR	810,000	USD	892,960	37,158
The Bank of New York Mellon	12/2/2015	EUR	355,641	USD	392,990	17,239
Bank of Montreal	12/2/2015	USD	22,248,789	EUR	21,065,936	8,350
Bank of Montreal	12/2/2015	USD	4,562,488	EUR	4,128,874	(200,141)
Canadian Imperial Bank of Commerce	12/2/2015	USD	40,024,025	EUR	37,896,156	15,021
JP Morgan & Chase Co.	12/2/2015	USD	36,188,367	EUR	34,264,420	13,581
RBC Capital Markets	12/2/2015	USD	2,382,743	EUR	2,223,000	(34,040)
RBC Capital Markets	12/2/2015	USD	18,075,362	EUR	17,114,389	6,783
State Street Bank & Trust Co.	12/2/2015	USD	34,431,876	EUR	32,601,312	12,922
The Bank of New York Mellon	12/2/2015	USD	1,056,215	EUR	964,100	(37,599)
The Bank of New York Mellon	12/2/2015	USD	229,736	EUR	217,522	86
Bank of Montreal	1/5/2016	EUR	21,043,023	USD	22,248,789	(12,132)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	37,854,221	USD	40,024,025	(21,067)
JP Morgan & Chase Co.	1/5/2016	EUR	34,227,799	USD	36,188,367	(20,418)
RBC Capital Markets	1/5/2016	EUR	17,095,612	USD	18,075,362	(9,685)
RBC Capital Markets	1/5/2016	EUR	4,575,000	USD	4,836,974	(2,811)
State Street Bank & Trust Co.	1/5/2016	EUR	32,564,620	USD	34,431,876	(17,472)
The Bank of New York Mellon	1/5/2016	EUR	217,280	USD	229,736	(120)
RBC Capital Markets	1/5/2016	USD	487,602	EUR	461,000	79

Total net unrealized appreciation						$6,679,028

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$148,082,001	$—	$—	$148,082,001
Preferred Stocks**	8,399,789	—	—	8,399,789
Securities Lending Collateral	713,337	—	—	713,337

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,034,513	—	7,034,513
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(355,485)	—	(355,485)
Unrealized Appreciation on Futures Contracts	31,710	—	—	31,710

TOTAL	$157,226,837	$6,679,028	$—	$163,905,865

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Consumer Discretionary — 21.8%
ABC-Mart, Inc.	11,900	$647,685
AISIN SEIKI Co. Ltd.	115,900	4,641,649
ASICS Corp.	99,000	2,261,478
Bandai Namco Holdings, Inc.	109,900	2,447,083
Benesse Holdings, Inc.	54,300	1,376,247
Bridgestone Corp.	428,500	15,246,385
Casio Computer Co. Ltd.	121,800	2,686,328
Daihatsu Motor Co. Ltd. (a)	116,900	1,517,516
DENSO Corp.	316,400	15,095,184
Dentsu, Inc.	149,700	8,403,144
Don Quijote Holdings Co. Ltd.	79,800	3,160,236
Fast Retailing Co. Ltd.	34,500	13,951,340
Fuji Heavy Industries Ltd.	377,100	15,586,392
Hakuhodo DY Holdings, Inc.	161,200	1,731,165
Hikari Tsushin, Inc. (a)	8,700	626,174
Honda Motor Co. Ltd.	1,061,000	34,493,274
Iida Group Holdings Co. Ltd.	98,700	1,919,479
Isetan Mitsukoshi Holdings Ltd.	244,600	3,729,604
Isuzu Motors Ltd.	384,900	4,330,516
J. Front Retailing Co. Ltd.	164,900	2,720,649
Koito Manufacturing Co. Ltd.	72,900	2,961,007
Marui Group Co. Ltd.	156,600	2,322,921
Mazda Motor Corp.	355,900	7,394,104
McDonald’s Holdings Co. Japan Ltd. (a)	54,200	1,316,474
Mitsubishi Motors Corp.	406,700	3,620,985
NGK Spark Plug Co. Ltd.	110,900	3,022,498
NHK Spring Co. Ltd.	99,400	1,021,454
Nikon Corp. (a)	207,500	2,784,647
Nissan Motor Co. Ltd.	1,587,600	16,952,885
Nitori Holdings Co. Ltd.	48,200	3,970,333
NOK Corp.	68,200	1,839,350
Oriental Land Co. Ltd.	130,200	7,400,564
Panasonic Corp.	1,407,700	15,980,997
Rakuten, Inc.	589,900	7,437,244
Rinnai Corp.	23,800	2,130,593
Ryohin Keikaku Co. Ltd.	14,600	3,150,089
Sankyo Co. Ltd.	23,100	913,867
Sanrio Co. Ltd.	22,100	527,815
Sega Sammy Holdings, Inc.	104,300	1,126,880
Sekisui Chemical Co. Ltd.	252,200	3,005,503
Sekisui House Ltd.	384,200	6,496,444
Shimamura Co. Ltd.	14,400	1,755,841
Shimano, Inc.	53,000	7,866,044
Sony Corp.	814,000	21,007,945
Stanley Electric Co. Ltd.	94,900	2,100,752
Sumitomo Electric Industries Ltd.	480,700	6,841,482
Sumitomo Rubber Industries Ltd.	100,800	1,360,923
Suzuki Motor Corp.	244,100	7,505,430
Takashimaya Co. Ltd.	185,000	1,686,190
Toho Co. Ltd.	79,300	2,109,728
Toyoda Gosei Co. Ltd.	53,400	1,269,714
Toyota Industries Corp.	101,600	5,389,505
Toyota Motor Corp.	1,779,600	110,693,722
USS Co. Ltd.	151,000	2,400,544
Yamada Denki Co. Ltd. (a)	384,200	1,729,056

	Number of Shares	Value
Yamaha Corp.	100,000	$2,518,278
Yamaha Motor Co. Ltd.	174,600	4,262,169
Yokohama Rubber Co. Ltd. (The)	72,900	1,253,690

		413,699,195

Consumer Staples — 7.6%
Aeon Co. Ltd.	435,300	6,754,045
Ajinomoto Co., Inc.	367,000	8,414,764
Asahi Group Holdings Ltd.	254,600	7,983,395
Calbee, Inc.	57,500	2,377,538
FamilyMart Co. Ltd.	45,000	2,006,905
Japan Tobacco, Inc.	714,900	25,610,959
Kao Corp.	323,000	16,559,326
Kikkoman Corp.	96,000	3,162,307
Kirin Holdings Co. Ltd.	539,600	7,589,906
Kose Corp.	19,700	2,061,218
Lawson, Inc.	42,500	3,228,067
MEIJI Holdings Co. Ltd. (a)	81,700	6,537,327
NH Foods Ltd.	112,600	2,176,080
Nisshin Seifun Group, Inc.	152,285	2,392,520
Nissin Foods Holdings Co. Ltd.	42,000	2,132,413
Seven & i Holdings Co. Ltd.	490,400	21,990,317
Shiseido Co. Ltd.	241,400	5,776,147
Suntory Beverage & Food Ltd.	90,900	3,548,128
Toyo Suisan Kaisha Ltd.	65,000	2,323,314
Unicharm Corp.	252,300	5,320,640
Yakult Honsha Co. Ltd.	64,800	3,200,520
Yamazaki Baking Co. Ltd.	71,400	1,342,738

		142,488,574

Energy — 0.8%
Idemitsu Kosan Co. Ltd.	69,700	1,153,929
INPEX Corp. (a)	625,400	6,210,816
JX Holdings, Inc.	1,461,900	5,929,542
Showa Shell Sekiyu KK	107,100	943,976
TonenGeneral Sekiyu KK	184,000	1,775,727

		16,013,990

Financials — 19.1%
Acom Co. Ltd.* (a)	279,500	1,387,282
AEON Financial Service Co. Ltd.	76,900	1,771,636
AEON Mall Co. Ltd.	79,550	1,366,761
Aozora Bank Ltd.	782,500	2,758,773
Bank of Kyoto Ltd. (The)	222,000	2,068,513
Bank of Yokohama Ltd. (The)	769,500	4,528,861
Chiba Bank Ltd. (The)	454,600	3,135,300
Chugoku Bank Ltd. (The)	98,800	1,370,037
Credit Saison Co. Ltd.	95,500	1,802,941
Dai-ichi Life Insurance Co. Ltd. (The)	684,900	11,850,829
Daito Trust Construction Co. Ltd.	48,500	5,039,115
Daiwa House Industry Co. Ltd.	382,900	10,665,833
Daiwa Securities Group, Inc.	1,031,000	6,669,255
Fukuoka Financial Group, Inc.	596,000	2,890,430
Gunma Bank Ltd. (The)	245,000	1,470,796
Hachijuni Bank Ltd. (The)	266,000	1,609,829
Hiroshima Bank Ltd. (The)	325,100	1,848,660
Hokuhoku Financial Group, Inc.	830,000	1,759,789
Hulic Co. Ltd.	193,500	1,776,239
Iyo Bank Ltd. (The)	165,700	1,651,616

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Japan Exchange Group, Inc.	355,840	$5,578,970
Japan Post Bank Co. Ltd.*	259,125	3,662,693
Japan Post Holdings Co. Ltd.*	287,642	4,455,998
Japan Prime Realty Investment Corp. REIT	622	2,147,441
Japan Real Estate Investment Corp. REIT	872	4,151,032
Japan Retail Fund Investment Corp. REIT	1,658	3,171,885
Joyo Bank Ltd. (The)	516,000	2,393,469
Kyushu Financial Group, Inc.*	211,400	1,607,395
Mitsubishi Estate Co. Ltd.	802,000	16,870,666
Mitsubishi UFJ Financial Group, Inc.	8,299,200	53,260,504
Mitsubishi UFJ Lease & Finance Co. Ltd.	331,300	1,741,276
Mitsui Fudosan Co. Ltd.	622,900	15,706,593
Mizuho Financial Group, Inc.	15,328,240	30,942,873
MS&AD Insurance Group Holdings, Inc.	335,600	9,465,501
Nippon Building Fund, Inc. REIT	935	4,412,957
Nippon Prologis REIT, Inc.	958	1,680,197
Nomura Holdings, Inc.	2,301,900	13,654,325
Nomura Real Estate Holdings, Inc.	84,200	1,649,116
Nomura Real Estate Master Fund, Inc. REIT*	2,104	2,538,132
NTT Urban Development Corp.	87,900	856,864
ORIX Corp.	849,760	12,263,190
Resona Holdings, Inc.	1,419,300	6,927,014
SBI Holdings, Inc.	152,428	1,727,352
Seven Bank Ltd. (a)	385,200	1,686,619
Shinsei Bank Ltd.	1,107,000	2,104,289
Shizuoka Bank Ltd. (The)	324,000	3,166,304
Sompo Japan Nipponkoa Holdings, Inc.	206,150	6,355,315
Sony Financial Holdings, Inc. (a)	107,400	1,978,742
Sumitomo Mitsui Financial Group, Inc.	821,600	31,348,946
Sumitomo Mitsui Trust Holdings, Inc.	2,058,900	7,860,950
Sumitomo Realty & Development Co. Ltd.	232,000	7,052,348
Suruga Bank Ltd.	111,700	2,261,222
T&D Holdings, Inc.	373,700	5,236,657
Tokio Marine Holdings, Inc.	443,900	16,371,292
Tokyo Tatemono Co. Ltd.	114,900	1,380,480
Tokyu Fudosan Holdings Corp.	343,600	2,313,927
United Urban Investment Corp. REIT (a)	1,755	2,338,099
Yamaguchi Financial Group, Inc.	128,500	1,490,642

		361,233,770

Health Care — 7.8%
Alfresa Holdings Corp.	108,500	2,150,609
Astellas Pharma, Inc.	1,373,700	19,344,508
Chugai Pharmaceutical Co. Ltd.	152,900	5,340,942
Daiichi Sankyo Co. Ltd.	402,300	8,291,106
Eisai Co. Ltd. (a)	167,300	10,868,384
Hisamitsu Pharmaceutical Co., Inc.	37,100	1,582,250
Hoya Corp.	276,400	11,204,192

	Number of Shares	Value
Health Care (Continued)
Kyowa Hakko Kirin Co. Ltd.	150,000	$2,642,973
M3, Inc.	117,500	2,584,809
Medipal Holdings Corp.	92,400	1,619,064
Miraca Holdings, Inc.	35,400	1,573,014
Mitsubishi Tanabe Pharma Corp. (a)	153,300	2,678,703
Olympus Corp.	178,600	7,123,688
Ono Pharmaceutical Co. Ltd.	55,200	8,838,278
Otsuka Holdings Co. Ltd.	256,400	8,493,901
Santen Pharmaceutical Co. Ltd.	252,000	3,995,971
Shionogi & Co. Ltd.	191,100	8,423,303
Sumitomo Dainippon Pharma Co. Ltd.	98,000	1,179,025
Suzuken Co. Ltd.	59,650	2,328,337
Sysmex Corp.	93,800	5,859,642
Taisho Pharmaceutical Holdings Co. Ltd.	20,500	1,388,871
Takeda Pharmaceutical Co. Ltd.	514,200	24,991,540
Terumo Corp.	194,100	6,196,694

		148,699,804

Industrials — 18.8%
Amada Holdings Co. Ltd.	224,100	2,206,411
ANA Holdings, Inc. (a)	805,000	2,265,902
Asahi Glass Co. Ltd.	683,000	4,016,994
Central Japan Railway Co.	92,298	16,483,928
Dai Nippon Printing Co. Ltd. (a)	332,000	3,244,484
Daikin Industries Ltd.	158,700	11,151,544
East Japan Railway Co.	217,100	20,493,111
FANUC Corp.	129,700	23,095,240
Fuji Electric Co. Ltd.	364,000	1,676,588
Hankyu Hanshin Holdings, Inc.	777,200	4,975,090
Hino Motors Ltd.	172,800	2,098,587
Hitachi Construction Machinery Co. Ltd. (a)	76,600	1,202,203
Hoshizaki Electric Co. Ltd.	25,900	1,819,943
IHI Corp.	930,000	2,432,656
ITOCHU Corp.	1,021,600	12,465,014
Japan Airlines Co. Ltd.	81,978	2,803,634
Japan Airport Terminal Co. Ltd. (a)	19,800	998,846
JGC Corp.	135,000	2,294,232
JTEKT Corp.	136,400	2,521,904
Kajima Corp.	632,000	3,470,609
Kamigumi Co. Ltd.	106,000	934,281
Kawasaki Heavy Industries Ltd.	937,000	3,722,120
Keihan Electric Railway Co. Ltd.	331,800	2,212,898
Keikyu Corp.	305,000	2,470,228
Keio Corp.	377,000	3,096,239
Keisei Electric Railway Co. Ltd.	180,000	2,161,170
Kintetsu Group Holdings Co. Ltd.	1,117,000	4,282,892
Komatsu Ltd.	587,000	9,708,627
Kubota Corp.	720,200	12,014,060
Kurita Water Industries Ltd.	76,500	1,651,182
LIXIL Group Corp.	176,100	4,117,106
Mabuchi Motor Co. Ltd.	32,300	1,860,333
Makita Corp.	81,800	4,644,858
Marubeni Corp.	1,064,600	5,898,109
Minebea Co. Ltd.	207,500	2,277,275
Mitsubishi Corp.	877,200	14,764,894

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Mitsubishi Electric Corp.	1,229,000	$13,607,855
Mitsubishi Heavy Industries Ltd.	1,932,100	9,889,652
Mitsubishi Logistics Corp. (a)	56,000	782,908
Mitsui & Co. Ltd.	1,096,800	13,453,842
Mitsui OSK Lines Ltd.	798,000	2,080,894
Nabtesco Corp.	83,100	1,739,632
Nagoya Railroad Co. Ltd.	644,600	2,597,251
NGK Insulators Ltd.	160,000	3,710,804
Nidec Corp.	142,000	10,979,334
Nippon Express Co. Ltd.	624,000	2,818,392
Nippon Yusen KK	994,000	2,583,915
NSK Ltd.	294,900	3,710,805
Obayashi Corp.	473,000	4,368,814
Odakyu Electric Railway Co. Ltd.	432,000	4,393,696
Park24 Co. Ltd.	70,600	1,433,794
Recruit Holdings Co. Ltd.	91,900	2,870,475
Secom Co. Ltd.	135,000	9,252,600
Seibu Holdings, Inc.	82,100	1,732,704
Shimizu Corp.	410,700	3,446,410
SMC Corp.	35,100	9,301,072
Sohgo Security Services Co. Ltd.	39,900	1,918,830
Sumitomo Corp.	732,400	7,779,147
Sumitomo Heavy Industries Ltd.	360,000	1,707,880
Taisei Corp.	735,000	4,531,804
THK Co. Ltd.	82,500	1,644,639
Tobu Railway Co. Ltd.	742,000	3,616,572
Tokyu Corp.	769,000	5,978,335
Toppan Printing Co. Ltd.	320,000	2,807,474
Toshiba Corp.*	2,659,000	6,499,538
TOTO Ltd.	85,750	2,960,500
Toyota Tsusho Corp.	152,000	3,566,011
West Japan Railway Co.	102,300	6,461,271
Yamato Holdings Co. Ltd.	216,000	4,130,496

		355,890,538

Information Technology — 10.5%
Alps Electric Co. Ltd.	116,600	3,665,654
Brother Industries Ltd.	162,600	1,945,652
Canon, Inc.	694,400	20,961,742
Citizen Holdings Co. Ltd.	183,700	1,357,977
FUJIFILM Holdings Corp.	293,100	11,871,621
Fujitsu Ltd.	1,138,000	5,746,392
GungHo Online Entertainment, Inc. (a)	277,100	855,386
Hamamatsu Photonics KK	92,400	2,315,629
Hirose Electric Co. Ltd.	19,510	2,374,166
Hitachi High-Technologies Corp.	55,300	1,525,130
Hitachi Ltd.	3,146,000	18,569,322
Itochu Techno-Solutions Corp. (a)	21,700	448,279
Kakaku.com, Inc. (a)	94,900	1,810,115
Keyence Corp. (a)	29,710	16,102,772
Konami Holdings Corp.	72,000	1,685,069
Konica Minolta, Inc.	292,300	3,072,593
Kyocera Corp.	200,900	9,313,861
Mixi, Inc.	27,400	1,121,820
Murata Manufacturing Co. Ltd.	130,700	20,279,204
NEC Corp.	1,585,000	5,304,793
Nexon Co. Ltd.	91,000	1,443,729

	Number of Shares	Value
Information Technology (Continued)
Nintendo Co. Ltd.	68,300	$10,489,127
Nippon Electric Glass Co. Ltd.	259,000	1,437,019
Nomura Research Institute Ltd.	82,520	3,120,476
NTT Data Corp.	85,100	4,147,847
Obic Co. Ltd.	42,200	2,245,410
Omron Corp.	127,300	4,679,387
Oracle Corp. Japan	17,300	843,217
OTSUKA Corp.	34,000	1,704,143
Ricoh Co. Ltd.	459,700	4,712,765
ROHM Co. Ltd.	68,800	3,699,886
Seiko Epson Corp.	181,400	2,857,308
Shimadzu Corp.	164,000	2,653,842
TDK Corp.	83,700	6,017,425
Tokyo Electron Ltd.	105,500	7,025,906
Trend Micro, Inc.	74,900	3,054,411
Yahoo Japan Corp.	925,100	3,810,119
Yaskawa Electric Corp.	162,600	2,146,425
Yokogawa Electric Corp.	159,200	1,901,089

		198,316,708

Materials — 5.3%
AIR WATER, Inc.	103,500	1,679,878
Asahi Kasei Corp.	835,300	5,714,103
Daicel Corp.	186,300	2,727,154
Hitachi Chemical Co. Ltd.	75,100	1,250,650
Hitachi Metals Ltd.	133,200	1,726,947
JFE Holdings, Inc.	308,100	4,860,521
JSR Corp.	115,900	1,824,648
Kaneka Corp.	182,000	1,794,866
Kansai Paint Co. Ltd.	147,800	2,331,662
Kobe Steel Ltd.	1,955,000	2,286,921
Kuraray Co. Ltd.	213,600	2,719,019
Maruichi Steel Tube Ltd. (a)	21,200	587,262
Mitsubishi Chemical Holdings Corp.	866,400	5,677,700
Mitsubishi Gas Chemical Co., Inc.	181,000	980,723
Mitsubishi Materials Corp.	784,000	2,770,431
Mitsui Chemicals, Inc.	618,000	2,575,418
Nippon Paint Holdings Co. Ltd. (a)	95,200	2,385,800
Nippon Steel & Sumitomo Metal Corp.	483,414	9,709,514
Nitto Denko Corp.	102,600	6,914,457
Oji Holdings Corp.	608,000	2,637,465
Shin-Etsu Chemical Co. Ltd.	266,700	15,085,557
Sumitomo Chemical Co. Ltd.	964,000	5,528,708
Sumitomo Metal Mining Co. Ltd.	301,000	3,393,891
Taiheiyo Cement Corp.	812,000	2,506,580
Taiyo Nippon Sanso Corp.	92,300	882,511
Teijin Ltd.	676,000	2,405,264
Toray Industries, Inc. (a)	949,000	8,626,572
Toyo Seikan Group Holdings Ltd.	99,000	1,948,635

		103,532,857

Telecommunication Services — 5.1%
KDDI Corp. (a)	1,138,352	28,278,476
Nippon Telegraph & Telephone Corp.	478,800	17,755,662
NTT DOCOMO, Inc.	919,700	17,392,864
SoftBank Group Corp.	624,500	33,162,929

		96,589,931

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Utilities — 2.4%
Chubu Electric Power Co., Inc.	431,100	$5,948,200
Chugoku Electric Power Co., (The), Inc.	192,400	2,464,783
Electric Power Development Co. Ltd.	95,200	3,043,152
Hokuriku Electric Power Co.	100,100	1,368,548
Kansai Electric Power Co., (The), Inc.*	457,900	5,133,241
Kyushu Electric Power Co., Inc.*	276,800	2,902,915
Osaka Gas Co. Ltd.	1,127,000	4,184,823
Shikoku Electric Power Co., Inc.	109,500	1,568,225
Toho Gas Co. Ltd.	264,000	1,640,617
Tohoku Electric Power Co., Inc.	290,400	3,411,197
Tokyo Electric Power Co., Inc.*	925,900	5,671,232
Tokyo Gas Co. Ltd.	1,576,000	7,529,209

		44,866,142

TOTAL COMMON STOCKS (Cost $1,844,751,987)		1,881,331,509

SECURITIES LENDING COLLATERAL — 1.0%
Daily Assets Fund, 0.20% (b)(c) (Cost $19,323,530)	19,323,530	19,323,530

TOTAL INVESTMENTS — 100.2% (Cost $1,864,075,517)†		$1,900,655,039
Other assets and liabilities, net — (0.2%)		(4,716,544)

NET ASSETS — 100.0%		$1,895,938,495

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,882,072,884. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $18,582,155. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,382,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $83,799,863.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $18,320,901, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust.

As of November 30, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	17	$2,184,728	12/10/2015	$195,461

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/3/2015	JPY	732,519,500	USD	5,971,179	$19,801
Bank of Montreal	12/3/2015	JPY	486,462,000	USD	3,966,516	14,241
Bank of Montreal	12/3/2015	JPY	52,415,869,859	USD	434,461,873	8,607,513
Bank of Montreal	12/3/2015	JPY	475,838,000	USD	3,908,478	42,517
Canadian Imperial Bank of Commerce	12/3/2015	JPY	970,084,500	USD	7,877,195	(4,286)
Canadian Imperial Bank of Commerce	12/3/2015	JPY	2,392,194,500	USD	19,827,062	391,604
Canadian Imperial Bank of Commerce	12/3/2015	JPY	847,897,500	USD	6,870,629	(18,140)
Canadian Imperial Bank of Commerce	12/3/2015	JPY	732,519,500	USD	5,969,284	17,907
Canadian Imperial Bank of Commerce	12/3/2015	JPY	817,197,000	USD	6,769,779	130,437
Canadian Imperial Bank of Commerce	12/3/2015	JPY	942,054,000	USD	7,750,437	96,690
Canadian Imperial Bank of Commerce	12/3/2015	JPY	23,849,782,000	USD	197,676,448	3,908,154
Canadian Imperial Bank of Commerce	12/3/2015	JPY	12,650,660,110	USD	104,856,380	2,075,700
JP Morgan & Chase Co.	12/3/2015	JPY	39,386,025,508	USD	326,440,499	6,447,514
State Street Bank & Trust Co.	12/3/2015	JPY	43,110,264,557	USD	357,330,067	7,079,386
State Street Bank & Trust Co.	12/3/2015	JPY	2,392,194,500	USD	19,825,747	390,289
State Street Bank & Trust Co.	12/3/2015	JPY	942,054,000	USD	7,750,035	96,288
The Bank of New York Mellon	12/3/2015	JPY	591,662,322	USD	4,903,956	96,977
The Bank of New York Mellon	12/3/2015	JPY	997,060,100	USD	8,201,180	100,534
The Bank of Nova Scotia	12/3/2015	JPY	970,084,500	USD	7,877,132	(4,350)
The Bank of Nova Scotia	12/3/2015	JPY	39,653,652,643	USD	328,672,275	6,504,945
The Bank of Nova Scotia	12/3/2015	JPY	847,897,500	USD	6,870,128	(18,641)
Bank of Montreal	12/3/2015	USD	448,308,045	JPY	55,266,833,034	709,053
Canadian Imperial Bank of Commerce	12/3/2015	USD	357,597,215	JPY	44,084,584,649	569,360
JP Morgan & Chase Co.	12/3/2015	USD	326,440,499	JPY	40,243,584,699	519,753
State Street Bank & Trust Co.	12/3/2015	USD	384,905,849	JPY	47,451,193,110	612,840
The Bank of New York Mellon	12/3/2015	USD	6,492,365	JPY	800,370,260	10,268
The Bank of New York Mellon	12/3/2015	USD	6,612,772	JPY	804,609,000	(75,701)
The Bank of Nova Scotia	12/3/2015	USD	343,419,535	JPY	42,336,760,265	546,786
Bank of Montreal	1/6/2016	JPY	55,194,565,777	USD	448,308,045	(705,763)
Canadian Imperial Bank of Commerce	1/6/2016	JPY	5,438,127,000	USD	44,167,493	(72,263)
Canadian Imperial Bank of Commerce	1/6/2016	JPY	44,028,084,289	USD	357,597,215	(576,050)
JP Morgan & Chase Co.	1/6/2016	JPY	40,194,945,065	USD	326,440,499	(549,760)
State Street Bank & Trust Co.	1/6/2016	JPY	47,390,301,005	USD	384,905,849	(619,415)
The Bank of New York Mellon	1/6/2016	JPY	799,394,458	USD	6,492,365	(10,797)
The Bank of Nova Scotia	1/6/2016	JPY	42,281,641,430	USD	343,419,535	(546,227)
Canadian Imperial Bank of Commerce	1/6/2016	USD	8,021,232	JPY	986,395,000	3,199

Total net unrealized appreciation						$35,790,363

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investment in Securities
Common Stocks**	$1,881,331,509	$—	$—	$1,881,331,509
Securities Lending Collateral	19,323,530	—	—	19,323,530
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	38,991,756	—	38,991,756
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,201,393)	—	(3,201,393)
Unrealized Appreciation on Futures Contracts	195,461	—	—	195,461

Total Investment	$1,900,850,500	$35,790,363	$—	$1,936,640,863

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

** See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.1%
Consumer Discretionary — 10.5%
Alsea SAB de CV	13,860	$49,376
Consorcio ARA SAB de CV	31,502	11,762
El Puerto de Liverpool SAB de CV, Class C1	4,981	65,857
Grupo Famsa SAB de CV, Class A*	11,720	9,904
Grupo Televisa SAB, Series CPO	54,563	307,237
Hoteles City Express SAB de CV*	10,600	14,552
TV Azteca SAB de CV	53,401	9,374

		468,062

Consumer Staples — 29.1%
Arca Continental SAB de CV	10,732	67,551
Coca-Cola Femsa SAB de CV, Series L	7,970	61,574
Controladora Comercial Mexicana SAB de CV	12,957	41,032
Fomento Economico Mexicano SAB de CV	41,820	404,698
Gruma SAB de CV, Class B	5,113	74,418
Grupo Bimbo SAB de CV, Series A*	42,286	117,026
Grupo Comercial Chedraui SA de CV	10,186	27,667
Grupo Herdez SAB de CV	7,900	21,363
Grupo Lala SAB de CV	17,249	41,868
Industrias Bachoco SAB de CV, Series B	5,720	23,862
Kimberly-Clark de Mexico SAB de CV, Class A	39,559	93,467
Organizacion Cultiba SAB de CV	9,140	12,350
Wal-Mart de Mexico SAB de CV	116,738	308,987

		1,295,863

Financials — 21.0%
Banregio Grupo Financiero SAB de CV(a)	6,640	35,202
Bolsa Mexicana de Valores SAB de CV	12,840	18,511
Concentradora Fibra Hotelera Mexicana SA de CV REIT	15,840	14,399
Corp. Inmobiliaria Vesta SAB de CV	16,920	25,679
Credito Real SAB de CV, SOFOM, ER	6,852	15,727
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	13,840	14,042
Fibra Uno Administracion SA de CV REIT	60,153	139,731
Gentera SAB de CV	28,747	56,286
Grupo Financiero Banorte SAB de CV, Class O	55,279	298,398
Grupo Financiero Inbursa SAB de CV, Class O	59,647	114,090
Grupo Financiero Interacciones SA de CV, Class O	2,800	17,366
Grupo Financiero Santander Mexico SAB de CV, Class B	47,583	92,449
Grupo GICSA SA de CV*	4,700	4,814
Mexico Real Estate Management SA de CV REIT*	23,821	31,482
PLA Administradora Industrial S de RL de CV REIT*	17,940	31,328
Prologis Property Mexico SA de CV REIT*	11,740	19,042
Qualitas Controladora SAB de CV*	8,960	10,696
Unifin Financiera SAPI de CV SOFOM ENR*	1,500	4,855

		944,097

	Number of Shares	Value
Health Care — 0.5%
Genomma Lab Internacional SAB de CV, Class B*	26,152	$20,365

Industrials — 13.2%
Alfa SAB de CV, Class A	71,910	145,440
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	13,680	24,120
Elementia SAB de CV, 144A*	4,000	4,821
Empresas ICA SAB de CV*	26,341	8,453
Grupo Aeromexico SAB de CV*	11,820	27,279
Grupo Aeroportuario del Centro Norte SAB de CV*	6,380	32,354
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,170	74,316
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,440	82,367
Grupo Carso SAB de CV, Series A1	15,127	66,984
Grupo Rotoplas SAB de CV*	7,180	12,174
OHL Mexico SAB de CV*	22,732	27,136
Promotora y Operadora de Infraestructura SAB de CV*	6,491	78,930

		584,374

Materials — 11.7%
Cemex SAB de CV*	289,515	183,542
Grupo Mexico SAB de CV, Series B	82,396	180,366
Grupo Simec SAB de CV, Series B*	4,540	10,828
Industrias CH SAB de CV, Series B*	5,238	18,256
Industrias Penoles SAB de CV	3,790	47,419
Mexichem SAB de CV	27,893	69,050
Minera Frisco SAB de CV, Class A1*	25,649	12,594

		522,055

Telecommunication Services — 14.1%
America Movil SAB de CV, Series L (a)	756,203	612,598
Axtel SAB de CV *	28,261	13,876

		626,474

TOTAL COMMON STOCKS (Cost $5,237,589)		4,461,290

SECURITIES LENDING COLLATERAL — 14.6%
Daily Assets Fund, 0.20% (b)(c) (Cost $649,477)	649,477	649,477

TOTAL INVESTMENTS — 114.7% (Cost $5,887,066)†		$5,110,767
Other assets and liabilities, net — (14.7%)		(654,435)

NET ASSETS — 100.0%		$4,456,332

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,917,115. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $806,348. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $170,985 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $977,333.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $598,270, which is 13.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/3/2015	MXN	3,454,000	USD	208,483	$183
Bank of Montreal	12/3/2015	MXN	90,682	USD	5,460	(8)
Bank of Montreal	12/3/2015	MXN	412,000	USD	24,877	31
Bank of Montreal	12/3/2015	MXN	28,727,976	USD	1,734,362	1,871
JP Morgan & Chase Co.	12/3/2015	MXN	43,567,080	USD	2,629,948	2,559
The Bank of New York Mellon	12/3/2015	MXN	75,100	USD	4,547	18
Bank of Montreal	12/3/2015	USD	7,983	MXN	132,227	(9)
Bank of Montreal	12/3/2015	USD	1,947,571	MXN	32,343,315	2,949
Bank of Montreal	12/3/2015	USD	12,168	MXN	200,000	(107)
JP Morgan & Chase Co.	12/3/2015	USD	2,629,948	MXN	43,672,896	3,823
The Bank of New York Mellon	12/3/2015	USD	10,007	MXN	166,500	34
Bank of Montreal	1/6/2016	MXN	32,414,206	USD	1,947,571	(2,538)
JP Morgan & Chase Co.	1/6/2016	MXN	43,772,834	USD	2,629,948	(3,521)
Bank of Montreal	1/6/2016	USD	32,332	MXN	538,000	35
Bank of Montreal	1/6/2016	USD	17,033	MXN	283,000	(7)
Bank of Montreal	1/6/2016	USD	5,460	MXN	90,881	7

Total net unrealized appreciation						$5,320

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,461,290	$—	$—	$4,461,290
Securities Lending Collateral	649,477	—	—	649,477

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	11,510	—	11,510
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,190)	—	(6,190)

TOTAL	$5,110,767	$5,320	$—	$5,116,087

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Consumer Discretionary — 14.7%
Cheil Worldwide, Inc.*	19,936	$352,050
CJ E&M Corp.*	4,000	291,524
Coway Co. Ltd.	12,218	891,517
Hankook Tire Co. Ltd.	17,331	690,666
Hanon Systems	9,273	365,539
Hanssem Co. Ltd.	1,981	404,565
Hotel Shilla Co. Ltd.	7,610	594,711
Hyundai Department Store Co. Ltd.	3,605	393,793
Hyundai Mobis Co. Ltd.	14,995	3,230,649
Hyundai Motor Co.	33,732	4,296,420
Hyundai Wia Corp.	3,881	405,510
Kangwon Land, Inc.	26,576	876,649
Kia Motors Corp.	58,050	2,631,687
LG Electronics, Inc.	24,127	1,129,211
Lotte Shopping Co. Ltd.	2,577	522,944
Paradise Co. Ltd.	11,987	208,055
Shinsegae Co. Ltd.	1,684	364,269

		17,649,759

Consumer Staples — 9.4%
Amorepacific Corp.	7,099	2,473,508
AMOREPACIFIC Group	6,326	838,514
BGF Retail Co. Ltd.	1,789	277,298
CJ CheilJedang Corp.	1,825	568,121
Dongsuh Cos., Inc.	7,216	229,930
E-MART, Inc.	4,727	873,518
GS Retail Co. Ltd.	5,600	266,932
KT&G Corp.	24,234	2,239,142
LG Household & Health Care Ltd.	2,089	1,818,326
Lotte Chilsung Beverage Co. Ltd.	100	193,256
Lotte Confectionery Co. Ltd.	177	299,573
Orion Corp.	826	813,839
Ottogi Corp.	300	269,677

		11,161,634

Energy — 2.3%
GS Holdings	12,067	526,215
SK Innovation Co. Ltd.*	13,954	1,536,320
S-Oil Corp.	10,541	675,396

		2,737,931

Financials — 13.9%
BNK Financial Group, Inc.	50,358	423,111
Daewoo Securities Co. Ltd.	42,373	378,706
DGB Financial Group, Inc.	40,162	360,679
Dongbu Insurance Co. Ltd.	10,049	538,874
Hana Financial Group, Inc.	65,387	1,439,807
Hanwha Life Insurance Co. Ltd.	52,564	346,780
Hyundai Marine & Fire Insurance Co. Ltd.	15,173	444,164
Industrial Bank of Korea	59,029	677,938
KB Financial Group, Inc.	85,026	2,588,115
Korea Investment Holdings Co. Ltd.	9,125	431,016
Mirae Asset Securities Co. Ltd.	15,360	263,284
NH Investment & Securities Co. Ltd.	34,942	309,275
Samsung Card Co. Ltd.	8,797	238,906
Samsung Fire & Marine Insurance Co. Ltd.	7,639	2,021,807

	Number of Shares	Value
Financials (Continued)
Samsung Life Insurance Co. Ltd.	17,805	$1,583,624
Samsung Securities Co. Ltd.	13,409	512,368
Shinhan Financial Group Co. Ltd.	93,628	3,351,220
Woori Bank	72,085	590,723

		16,500,397

Health Care — 2.2%
Celltrion, Inc.*	14,395	1,072,742
Hanmi Pharm. Co. Ltd.*	1,087	745,285
Hanmi Science Co. Ltd.*	2,392	307,766
Yuhan Corp.	1,877	448,969

		2,574,762

Industrials — 11.2%
CJ Corp.	3,317	724,667
CJ Korea Express Co. Ltd.*	1,743	289,735
Daelim Industrial Co. Ltd.	6,731	419,652
Daewoo Engineering & Construction Co. Ltd.*	29,456	157,957
Daewoo International Corp.	11,637	192,434
Doosan Corp.	2,075	186,348
Doosan Heavy Industries & Construction Co. Ltd.	12,672	258,244
GS Engineering & Construction Corp.*	12,679	239,774
Hanwha Corp.	10,820	340,096
Hyundai Development Co.-Engineering & Construction	13,040	461,673
Hyundai Engineering & Construction Co. Ltd.	17,143	472,966
Hyundai Glovis Co. Ltd.	3,977	655,936
Hyundai Heavy Industries Co. Ltd.*	9,563	748,161
KCC Corp.	1,371	543,996
KEPCO Plant Service & Engineering Co. Ltd.	5,093	444,189
Korea Aerospace Industries Ltd.	9,991	723,842
Korean Air Lines Co. Ltd.*	8,952	218,766
LG Corp.	21,352	1,357,029
S-1 Corp.	4,636	377,109
Samsung C&T Corp.*	16,232	2,046,433
Samsung Heavy Industries Co. Ltd.	36,191	360,957
SK Holdings Co. Ltd.	7,814	1,821,839
SK Networks Co. Ltd.	30,243	159,304

		13,201,107

Information Technology — 31.7%
Kakao Corp.	6,349	661,189
LG Display Co. Ltd.	52,454	1,150,496
LG Innotek Co. Ltd.	3,315	285,112
NAVER Corp.	6,164	3,358,649
NCSoft Corp.	3,721	714,928
Samsung Electro-Mechanics Co. Ltd.	13,759	822,177
Samsung Electronics Co. Ltd.	22,001	24,393,838
Samsung SDI Co. Ltd.	12,491	1,294,348
Samsung SDS Co. Ltd.	6,610	1,489,754
SK Hynix, Inc.	127,592	3,481,635

		37,652,126

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Materials — 7.3%
Hanwha Chemical Corp.	25,379	$545,691
Hyosung Corp.	5,297	528,305
Hyundai Steel Co.	18,205	798,596
Korea Zinc Co. Ltd.	1,931	758,693
Kumho Petrochemical Co. Ltd.	3,645	185,075
LG Chem Ltd.	10,257	2,816,567
Lotte Chemical Corp.	3,540	735,176
OCI Co. Ltd.	4,167	273,830
POSCO	14,964	2,183,771

		8,825,704

Telecommunication Services — 1.0%
KT Corp.*	8,313	214,995
LG Uplus Corp.	50,364	463,172
SK Telecom Co. Ltd.	2,282	461,110

		1,139,277

Utilities — 2.2%
Korea Electric Power Corp.	56,597	2,392,317
Korea Gas Corp.	7,118	235,720

		2,628,037

TOTAL COMMON STOCKS (Cost $106,658,553)		114,070,734

	Number of Shares	Value
PREFERRED STOCKS — 3.7%
Consumer Discretionary — 1.2%
Hyundai Motor Co.	5,614	$538,106
Hyundai Motor Co. — 2nd Preferred	8,579	826,008

		1,364,114

Consumer Staples — 0.3%
Amorepacific Corp.	1,887	385,368

Information Technology — 1.9%
Samsung Electronics Co. Ltd.	2,440	2,309,261

Materials — 0.3%
LG Chem Ltd.	1,930	374,151

TOTAL PREFERRED STOCKS (Cost $3,776,131)		4,432,894

TOTAL INVESTMENTS — 99.6% (Cost $110,434,684)†		$118,503,628
Other assets and liabilities, net — 0.4%		433,972

NET ASSETS — 100.0%		$118,937,600

*	Non-income producing security.
†	The cost for federal income tax purposes was $113,874,378. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $4,629,250. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,947,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,318,311.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/3/2015	KRW	33,081,316,000	USD	28,573,799	$10,233
JP Morgan & Chase Co.	12/3/2015	KRW	84,407,896,340	USD	73,915,580	1,034,848
RBC Capital Markets	12/3/2015	KRW	8,227,044,000	USD	7,205,644	102,126
State Street Bank & Trust Co.	12/3/2015	KRW	272,037,000	USD	237,795	2,908
State Street Bank & Trust Co.	12/3/2015	KRW	69,659,093,000	USD	60,976,097	829,998
State Street Bank & Trust Co.	12/3/2015	KRW	8,865,098,000	USD	7,760,065	105,629
Bank of Montreal	12/3/2015	USD	4,586,832	KRW	5,190,000,000	(105,604)
Bank of Montreal	12/3/2015	USD	24,415,309	KRW	27,891,316,000	(332,970)
JP Morgan & Chase Co.	12/3/2015	USD	73,017,211	KRW	84,407,896,340	(136,479)
RBC Capital Markets	12/3/2015	USD	7,106,738	KRW	8,227,044,000	(3,220)
State Street Bank & Trust Co.	12/3/2015	USD	68,099,205	KRW	78,796,228,000	(63,784)
JP Morgan & Chase Co.	1/6/2016	KRW	84,407,896,340	USD	72,919,439	117,713
RBC Capital Markets	1/6/2016	KRW	8,227,044,000	USD	7,097,786	1,969
State Street Bank & Trust Co.	1/6/2016	KRW	78,796,228,000	USD	68,015,734	54,066
State Street Bank & Trust Co.	1/6/2016	KRW	455,493,000	USD	393,175	312
Bank of Montreal	1/6/2016	USD	28,547,908	KRW	33,081,316,000	(15,306)
State Street Bank & Trust Co.	1/6/2016	USD	528,662	KRW	613,285,000	296

Total net unrealized appreciation						$1,602,735

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$114,070,734	$—	$—	$114,070,734
Preferred Stocks**	4,432,894	—	—	4,432,894

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,260,098	—	2,260,098
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(657,363)	—	(657,363)

TOTAL	$118,503,628	$1,602,735	$—	$120,106,363

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 10.6%
Barratt Developments PLC	1,780	$16,112
Burberry Group PLC	789	14,794
Carnival PLC (United States)	327	17,065
Compass Group PLC	2,945	51,185
Dixons Carphone PLC	1,737	12,680
GKN PLC	3,063	13,863
InterContinental Hotels Group PLC	419	16,130
ITV PLC	6,846	27,942
Kingfisher PLC	4,129	21,977
Marks & Spencer Group PLC	2,927	22,152
Merlin Entertainments PLC, 144A	1,272	7,839
Next PLC	260	31,013
Pearson PLC	1,468	18,262
Persimmon PLC*	544	15,690
RELX PLC	1,993	35,960
Sky PLC	1,846	30,750
Sports Direct International PLC*	483	5,318
Taylor Wimpey PLC	5,776	16,928
TUI AG (Germany)	885	14,688
Whitbread PLC	327	22,399
William Hill PLC	1,581	8,515
WPP PLC	2,315	53,519

		474,781

Consumer Staples — 18.5%
Associated British Foods PLC	637	34,019
British American Tobacco PLC	3,332	194,108
Coca-Cola HBC AG CDI (Switzerland)*	359	8,710
Diageo PLC	4,496	129,334
Imperial Tobacco Group PLC	1,711	92,460
J Sainsbury PLC	2,387	9,124
Reckitt Benckiser Group PLC	1,144	107,341
SABMiller PLC	1,735	105,346
Tate & Lyle PLC	836	7,429
Tesco PLC*	14,542	36,619
Unilever PLC	2,294	97,914
Wm Morrison Supermarkets PLC (a)	3,938	9,045

		831,449

Energy — 12.8%
Amec Foster Wheeler PLC	698	4,577
BG Group PLC	6,105	94,843
BP PLC	32,684	189,640
Petrofac Ltd.	465	5,778
Royal Dutch Shell PLC, Class A (Netherlands)	7,002	173,265
Royal Dutch Shell PLC, Class B (Netherlands)	4,362	108,530

		576,633

Financials — 23.4%
3i Group PLC	1,726	13,063
Aberdeen Asset Management PLC	1,654	7,956
Admiral Group PLC	371	9,057
Aviva PLC	7,231	55,705
Barclays PLC	29,985	100,797

	Number of Shares	Value
Financials (Continued)
British Land Co. PLC REIT	1,740	$21,856
Direct Line Insurance Group PLC	2,441	15,139
Hammerson PLC REIT	1,392	12,799
Hargreaves Lansdown PLC	463	10,432
HSBC Holdings PLC	34,959	278,790
ICAP PLC	990	7,589
Intu Properties PLC REIT	1,664	8,107
Investec PLC (South Africa)	980	8,339
Land Securities Group PLC REIT	1,413	26,197
Legal & General Group PLC	10,627	43,454
Lloyds Banking Group PLC	102,042	112,128
London Stock Exchange Group PLC	561	22,390
Old Mutual PLC	8,808	27,725
Provident Financial PLC	263	14,149
Prudential PLC	4,595	106,541
Royal Bank of Scotland Group PLC*	6,206	28,265
RSA Insurance Group PLC	1,805	11,959
Schroders PLC	220	9,927
Segro PLC REIT	1,326	8,811
St James’s Place PLC	929	14,215
Standard Chartered PLC	5,852	49,110
Standard Life PLC	3,520	22,081

		1,046,581

Health Care — 9.6%
AstraZeneca PLC	2,259	153,187
GlaxoSmithKline PLC	8,698	177,570
Shire PLC (Ireland)	1,059	74,102
Smith & Nephew PLC	1,600	27,110

		431,969

Industrials — 6.8%
Aggreko PLC	459	6,947
Ashtead Group PLC	893	14,727
Babcock International Group PLC	450	7,259
BAE Systems PLC	5,655	43,990
Bunzl PLC	594	17,177
Capita PLC	1,188	22,759
Cobham PLC	2,021	9,235
easyJet PLC	285	7,095
Experian PLC (Ireland)	1,751	32,464
G4S PLC	2,754	9,411
IMI PLC	488	7,012
Intertek Group PLC	286	12,177
Meggitt PLC	1,409	8,227
Melrose Industries PLC	1,783	7,793
Rolls-Royce Holdings PLC*	3,286	30,016
Rolls-Royce Holdings PLC — Entitlement*	305,353	460
Royal Mail PLC	1,609	11,780
Smiths Group PLC	700	10,891
Travis Perkins PLC	441	13,503
Weir Group PLC (The)	383	6,933
Wolseley PLC (Switzerland)	462	26,817

		306,673

Information Technology — 1.5%
ARM Holdings PLC	2,510	42,490
Auto Trader Group PLC, 144A*	1,400	8,567

See Notes to Financial Statements.	100

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Information Technology — (Continued)
Sage Group PLC (The)	1,913	$16,898

		67,955

Materials — 5.2%
Anglo American PLC	2,488	15,313
Antofagasta PLC (Chile) (a)	707	5,404
BHP Billiton PLC (Australia)	3,775	45,308
Croda International PLC	241	10,410
Fresnillo PLC (Mexico) (b)	397	4,275
Glencore PLC (Switzerland)*	21,867	31,850
Johnson Matthey PLC	363	15,472
Mondi PLC (South Africa)	652	15,162
Randgold Resources Ltd. (Jersey Island)	165	10,045
Rexam PLC	1,251	10,919
Rio Tinto PLC	2,241	74,540

		238,698

Telecommunication Services — 6.4%
BT Group PLC	14,959	111,848
Inmarsat PLC	798	13,401
Vodafone Group PLC	47,443	160,235

		285,484

	Number of Shares	Value
Utilities — 4.3%
Centrica PLC	9,030	$29,662
National Grid PLC	6,690	93,281
Severn Trent PLC	421	14,279
SSE PLC	1,775	38,335
United Utilities Group PLC	1,210	17,613

		193,170

TOTAL COMMON STOCKS (Cost $4,918,060)		4,453,393

RIGHTS — 0.0%
Financials — 0.0%
Standard Chartered PLC*, expires 12/31/15 (Cost $0)	1,291	1,769

SECURITIES LENDING COLLATERAL — 0.3%
Daily Assets Fund 0.20% (c)(d) (Cost $14,525)	14,525	14,525

TOTAL INVESTMENTS — 99.4% (Cost $4,932,585)†		$4,469,687
Other assets and liabilities, net — 0.6%		24,961

NET ASSETS — 100.0%		$4,494,648

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,011,689. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $542,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $388,984 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $930,986.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $8,673, which is 0.2% of net assets.
(b)	Listed on London Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest.

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	101

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	GBP	28,000	USD	43,285	$1,115
Bank of Montreal	12/2/2015	GBP	229,000	USD	353,584	8,689
Bank of Montreal	12/2/2015	GBP	972,538	USD	1,501,710	36,978
JP Morgan & Chase Co.	12/2/2015	GBP	1,715,170	USD	2,648,316	65,113
The Bank of New York Mellon	12/2/2015	GBP	3,849	USD	5,943	146
The Bank of New York Mellon	12/2/2015	GBP	25,300	USD	38,995	891
Bank of Montreal	12/2/2015	USD	1,898,579	GBP	1,261,263	999
JP Morgan & Chase Co.	12/2/2015	USD	2,648,316	GBP	1,759,328	1,394
The Bank of New York Mellon	12/2/2015	USD	2,387	GBP	1,585	1
The Bank of New York Mellon	12/2/2015	USD	42,552	GBP	27,600	(983)
Bank of Montreal	1/5/2016	GBP	1,261,062	USD	1,898,579	(1,040)
JP Morgan & Chase Co.	1/5/2016	GBP	1,759,083	USD	2,648,316	(1,503)
The Bank of New York Mellon	1/5/2016	GBP	1,585	USD	2,387	(1)
Bank of Montreal	1/5/2016	USD	45,170	GBP	30,000	21

Total net unrealized appreciation						$111,820

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,453,393	$—	$—	$4,453,393
Rights**	1,769	—	—	1,769
Securities Lending Collateral	14,525	—	—	14,525

Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	115,347	—	115,347
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,527)	—	(3,527)

TOTAL INVESTMENTS	$4,469,687	$111,820	$—	$4,581,507

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

**	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	102

This Page is Intentionally Left Blank

103

DBX ETF Trust

Statements of assets and liabilities

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$63,934,488	$9,472,622	$3,526,683
Investment in affiliated securities at fair value (See Note 5)	126,497	—	—
Investment in Daily Assets Fund*	1,112,028	56,466	—
Cash	3,328	1,081	—
Foreign currency at value	112,438	6,386	1,060
Unrealized appreciation on forward foreign currency contracts	1,669,575	54,782	58,968
Receivables:
Investment securities sold	878,099	365,867	32,515
Dividends	138,032	21,264	10,603
Interest	3,048	308	—
Foreign tax reclaim	29,734	—	—

Total Assets	$68,007,267	$9,978,776	$3,629,829

Liabilities
Due to custodian	$—	$—	$12,540
Payable upon return of securities loaned	1,112,028	56,466	—
Unrealized depreciation on forward foreign currency contracts	174,352	48,961	53,635
Payables:
Investment securities purchased	2,415,807	411,520	61,027
Investment advisory fees	21,046	4,736	1,637

Total Liabilities	3,723,233	521,683	128,839

Net Assets	$64,284,034	$9,457,093	$3,500,990

Net Assets Consist of
Paid-in capital	$67,510,090	$10,388,860	$9,849,689
Undistributed net investment income	502,307	146,859	30,928
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(43,163)	81,980	(5,075,656)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(3,685,200)	(1,160,606)	(1,303,971)

Net Assets	$64,284,034	$9,457,093	$3,500,990

Number of Common Shares outstanding	2,650,001	400,001	400,800

Net Assets Value	$24.26	$23.64	$8.74

Investments in non-affiliated securities at cost	$69,091,612	$10,639,392	$4,833,541

Investments in affiliated securities at cost	$147,703	$—	$—

Value of securities loaned	$1,047,227	$52,741	$—

Investment in Daily Assets Fund at cost	$1,112,028	$56,466	$—

Foreign currency at cost	$112,576	$6,361	$1,030

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	104

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$153,734,831	$3,896,720,140	$62,183,419
Investment in affiliated securities at fair value (See Note 5)	—	16,943,498	513,741
Investment in Daily Assets Fund*	2,599,528	120,222,183	3,081,428
Cash	—	3,192,781	228,671
Foreign currency at value	85,064	1,505,696	28,555
Unrealized appreciation on forward foreign currency contracts	2,091,202	146,386,027	2,512,098
Unrealized appreciation on future contracts	3,360	—	—
Deposit with broker for futures contracts	8,045	—	—
Receivables:
Investment securities sold	5,449,932	4,018,877	305,324
Capital shares	41,191	593,604	—
Dividends	81,994	6,155,818	10,214
Interest	2,726	340,962	5,157
Foreign tax reclaim	4,777	2,893,595	24,171

Total Assets	$164,102,650	$4,198,973,181	$68,892,778

Liabilities
Due to custodian	$256,477	$—	$—
Payable upon return of securities loaned	2,599,528	120,222,183	3,081,428
Unrealized depreciation on forward foreign currency contracts	776,509	6,142,410	52,789
Payables:
Investment securities purchased	6,512,362	150,312,255	2,921,069
Capital shares	2,988	15	—
Investment advisory fees	84,059	1,399,588	21,237

Total Liabilities	10,231,923	278,076,451	6,076,523

Net Assets	$153,870,727	$3,920,896,730	$62,816,255

Net Assets Consist of
Paid-in capital	$183,322,648	$3,956,138,738	$61,077,006
Undistributed net investment income	2,314,004	12,414,824	113,049
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(5,832,761)	(36,683,522)	(310,380)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(25,933,164)	(10,973,310)	1,936,580

Net Assets	$153,870,727	$3,920,896,730	$62,816,255

Number of Common Shares outstanding	8,050,800	144,150,001	2,250,001

Net Assets Value	$19.11	$27.20	$27.92

Investments in non-affiliated securities at cost	$180,980,592	$4,044,151,283	$62,615,891

Investments in affiliated securities at cost	$—	$20,442,643	$602,143

Value of securities loaned	$2,327,449	$95,843,583	$2,931,340

Investment in Daily Assets Fund at cost	$2,599,528	$120,222,183	$3,081,428

Foreign currency at cost	$83,536	$1,510,906	$28,739

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	105

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$151,677,593	$1,881,331,509	$4,461,290
Investment in affiliated securities at fair value (See Note 5)	4,804,197	—	—
Investment in Daily Assets Fund*	713,337	19,323,530	649,477
Cash	—	4,033,415	3,593
Foreign currency at value	94	3,445,439	4,521
Unrealized appreciation on forward foreign currency contracts	7,034,513	38,991,756	11,510
Unrealized appreciation on future contracts	30,838	193,477	—
Deposit with broker for futures contracts	3,357	—	—
Receivables:
Investment securities sold	—	3,320,629	43,045
Dividends	—	6,254,008	883
Interest	227	13,550	71
Foreign tax reclaim	502,226	1,532,902	—

Total Assets	$164,766,382	$1,958,440,215	$5,174,390

Liabilities
Due to custodian	$208,268	$—	$—
Payable upon return of securities loaned	713,337	19,323,530	649,477
Unrealized depreciation on forward foreign currency contracts	355,485	3,201,393	6,190
Due to broker for future contracts	—	135,467	—
Payables:
Investment securities purchased	6,070,013	39,152,523	60,523
Investment advisory fees	56,305	688,807	1,868

Total Liabilities	7,403,408	62,501,720	718,058

Net Assets	$157,362,974	$1,895,938,495	$4,456,332

Net Assets Consist of
Paid-in capital	$171,888,137	$1,842,996,928	$5,033,131
Undistributed net investment income (loss)	(770,522)	7,823,859	42,960
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(7,826,968)	(27,209,744)	151,228
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(5,927,673)	72,327,452	(770,987)

Net Assets	$157,362,974	$1,895,938,495	$4,456,332

Number of Common Shares outstanding	6,100,800	47,000,800	200,001

Net Assets Value	$25.79	$40.34	$22.28

Investments in non-affiliated securities at cost	$162,839,977	$1,844,751,987	$5,237,589

Investments in affiliated securities at cost	$6,229,061	$—	$—

Value of securities loaned	$690,237	$18,320,901	$598,270

Investment in Daily Assets Fund at cost	$713,337	$19,323,530	$649,477

Foreign currency at cost	$96	$3,451,371	$4,529

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	106

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$118,503,628	$4,455,162
Investment in Daily Assets Fund*	—	14,525
Cash	11,924	3,545
Foreign currency at value	22	5,612
Unrealized appreciation on forward foreign currency contracts	2,260,098	115,347
Receivables:
Investment securities sold	2,330,554	4,830
Dividends	—	22,277
Interest	—	443
Foreign tax reclaim	—	6

Total Assets	$123,106,226	$4,621,747

Liabilities
Payable upon return of securities loaned	$—	$14,525
Unrealized depreciation on forward foreign currency contracts	657,363	3,527
Payables:
Investment securities purchased	3,453,896	107,404
Investment advisory fees	57,367	1,643

Total Liabilities	4,168,626	127,099

Net Assets	$118,937,600	$4,494,648

Net Assets Consist of
Paid-in capital	$130,461,713	$5,025,321
Undistributed net investment income (loss)	(1,082,314)	41,586
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(20,113,477)	(220,848)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	9,671,678	(351,411)

Net Assets	$118,937,600	$4,494,648

Number of Common Shares outstanding	5,200,001	200,001

Net Assets Value	$22.87	$22.47

Investments in non-affiliated securities at cost	$110,434,684	$4,918,060

Value of securities loaned	$—	$8,673

Investment in Daily Assets Fund at cost	$—	$14,525

Foreign currency at cost	$22	$5,631

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	107

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$708,710	$179,871	$46,465
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	18,538	1,566	—

Total investment income	727,248	181,437	46,465

Expenses
Investment advisory fees	120,567	29,636	11,782

Total Expenses	120,567	29,636	11,782

Net Investment Income	606,681	151,801	34,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(549,044)	(124,545)	(1,369,448)
Investments in affiliates	(15,154)	—	—
Foreign currency transactions	1,664,000	464,046	742,417

Net realized gain (loss)	1,099,802	339,501	(627,031)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,805,874)	(1,744,909)	3,964
Foreign currency translations	624,528	(160,739)	(301,661)

Net change in unrealized appreciation (depreciation)	(6,181,346)	(1,905,648)	(297,697)

Net realized and unrealized loss on investments, futures, and foreign currency transactions	(5,081,544)	(1,566,147)	(924,728)

Net Decrease in Net Assets Resulting from Operations	$(4,474,863)	$(1,414,346)	$(890,045)

* Unaffiliated foreign tax withheld	$64,459	$14,091	$3,206

See Notes to Financial Statements.	108

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$3,210,925	$29,002,199	$212,320
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	31,384	1,020,850	14,227

Total investment income	3,242,309	30,023,049	226,547

Expenses
Investment advisory fees	618,189	6,865,684	76,151

Total Expenses	618,189	6,865,684	76,151

Net Investment Income	2,624,120	23,157,365	150,396

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(12,864,449)	(26,840,037)	(173,911)
Investments in affiliates	—	(184,492)	(2,430)
In-kind redemptions	877,671	—	—
Futures contracts	(24,560)	—	—
Foreign currency transactions	11,593,395	45,718,748	758,933

Net realized gain (loss)	(417,943)	18,694,219	582,592
Net change in unrealized appreciation (depreciation) on:
Investments	(30,713,759)	(197,008,643)	(602,014)
Futures contracts	(8,500)	—	—
Foreign currency translations	(2,195,745)	106,590,448	2,018,924

Net change in unrealized appreciation (depreciation)	(32,918,004)	(90,418,195)	1,416,910

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(33,335,947)	(71,723,976)	1,999,502

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,711,827)	$(48,566,611)	$2,149,898

* Unaffiliated foreign tax withheld	$439,931	$1,748,524	$30,352

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$(17,521)	$11,535,759	$56,278
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	3,160	83,140	204

Total Investment Income	(14,361)	11,618,899	56,482

Expenses
Investment advisory fees	398,079	3,273,489	12,204

Total Expenses	398,079	3,273,489	12,204

Net Investment Income (Loss)	(412,440)	8,345,410	44,278

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,834,851)	(13,791,518)	(153,384)
Investments in affiliates	(345,305)	—	—
In-kind redemptions	(440,170)	927,606	(49,927)
Futures contracts	(50,512)	(107,479)	—
Foreign currency transactions	2,466,115	4,253,768	341,898

Net realized gain (loss)	(204,723)	(8,717,623)	138,587
Net change in unrealized appreciation (depreciation) on:
Investments	(6,272,589)	(58,547,326)	(299,415)
Futures contracts	48,061	(12,602)	—
Foreign currency translations	1,939,553	(5,368,917)	2,659

Net change in unrealized appreciation (depreciation)	(4,284,975)	(63,928,845)	(296,756)

Net realized and unrealized loss on investments, futures, and foreign currency transactions	(4,489,698)	(72,646,468)	(158,169)

Net decrease in Net Assets Resulting from Operations	$(4,902,138)	$(64,301,058)	$(113,891)

* Unaffiliated foreign tax withheld	$105,032	$1,283,377	$572

See Notes to Financial Statements.	110

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$93,628	$88,341
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	—	1,047

Total Investment Income	93,628	89,388

Expenses
Investment advisory fees	386,141	10,264

Total Expenses	386,141	10,264

Net Investment Income (Loss)	(292,513)	79,124

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(19,351,034)	(96,358)
Foreign currency transactions	9,285,160	(41,584)

Net realized (loss)	(10,065,874)	(137,942)
Net change in unrealized appreciation (depreciation) on:
Investments	1,298,450	(424,583)
Foreign currency translations	(3,586,495)	85,420

Net change in unrealized appreciation (depreciation)	(2,288,045)	(339,163)

Net realized and unrealized loss on investments and foreign currency transactions	(12,353,919)	(477,105)

Net decrease in Net Assets Resulting from Operations	$(12,646,432)	$(397,981)

* Unaffiliated foreign tax withheld	$29,437	$1,168

See Notes to Financial Statements.	111

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF		Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$606,681	$614,758	$151,801	$189,378
Net realized gain (loss)	1,099,802	(31,374)	339,501	169,540
Net change in unrealized appreciation (depreciation)	(6,181,346)	2,363,949	(1,905,648)	388,805

Net increase (decrease) in net assets resulting from operations.	(4,474,863)	2,947,333	(1,414,346)	747,723

Distributions to Shareholders from
Net investment income	(1,439,100)	(363,724)	(289,973)	(323,116)
Net realized gains	—	(7,810)	—	—

Total distributions	(1,439,100)	(371,534)	(289,973)	(323,116)

Fund Shares Transactions
Proceeds from shares sold	23,167,348	39,333,293	—	4,120,508
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	23,167,348	39,333,293	—	4,120,508

Total increase (decrease) in Net Assets	17,253,385	41,909,092	(1,704,319)	4,545,115

Net Assets
Beginning of period	47,030,649	5,121,557	11,161,412	6,616,297

End of period	$64,284,034	$47,030,649	$9,457,093	$11,161,412

Undistributed net investment income	$502,307	$1,334,726	$146,859	$285,031

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,750,001	200,001	400,001	250,001
Shares sold	900,000	1,550,000	—	150,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	2,650,001	1,750,001	400,001	400,001

See Notes to Financial Statements.	112

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Brazil Hedged Equity ETF		Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$34,683	$202,521	$2,624,120	$1,374,039
Net realized gain (loss)	(627,031)	(532,624)	(417,943)	(1,307,463)
Net change in unrealized appreciation (depreciation)	(297,697)	(811,160)	(32,918,004)	5,663,153

Net increase (decrease) in net assets resulting from operations.	(890,045)	(1,141,263)	(30,711,827)	5,729,729

Distributions to Shareholders from
Net investment income	(1,041,199)	(243,907)	(3,543,741)	(956,998)

Total distributions	(1,041,199)	(243,907)	(3,543,741)	(956,998)

Fund Shares Transactions
Proceeds from shares sold	1,580,238	10,339,307	—	210,396,502
Value of shares redeemed	(2,674,488)	(8,221,419)	(56,415,784)	—

Net increase (decrease) in net assets resulting from fund share transactions	(1,094,250)	2,117,888	(56,415,784)	210,396,502

Total Net increase (decrease) in Net Assets	(3,025,494)	732,718	(90,671,352)	215,169,233

Net Assets
Beginning of period	6,526,484	5,793,766	244,542,079	29,372,846

End of period	$3,500,990	$6,526,484	$153,870,727	$244,542,079

Undistributed net investment income	$30,928	$1,037,444	$2,314,004	$3,233,625

Changes in Shares Outstanding
Shares outstanding, beginning of period	500,800	400,800	10,900,800	1,350,800
Shares sold	150,000	700,000	—	9,550,000
Shares redeemed	(250,000)	(600,000)	(2,850,000)	—

Shares outstanding, end of period	400,800	500,800	8,050,800	10,900,800

See Notes to Financial Statements.	113

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Europe Hedged Equity ETF		Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period December 10, 2014(1) to May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$23,157,365	$43,275,210	$150,396	$318,178
Net realized gain (loss)	18,694,219	28,985,989	582,592	(291,227)
Net change in unrealized appreciation (depreciation)	(90,418,195)	75,976,111	1,416,910	519,670

Net increase (decrease) in net assets resulting from operations.	(48,566,611)	148,237,310	2,149,898	546,621

Distributions to Shareholders from
Net investment income	(113,603,486)	(24,329,020)	(957,602)	—
Net realized gains	—	(65,401)	—	—

Total distributions	(113,603,486)	(24,394,421)	(957,602)	—

Fund Shares Transactions
Proceeds from shares sold	1,414,815,388	2,387,879,956	39,647,237	21,430,076
Value of shares redeemed	—	(7,202,324)	—	—

Net increase in net assets resulting from fund share transactions	1,414,815,388	2,380,677,632	39,647,237	21,430,076

Total increase in Net Assets	1,252,645,291	2,504,520,521	40,839,533	21,976,697

Net Assets
Beginning of period	2,668,251,439	163,730,918	21,976,722	25

End of period	$3,920,896,730	$2,668,251,439	$62,816,255	$21,976,722

Undistributed net investment income	$12,414,824	$102,860,945	$113,049	$920,255

Changes in Shares Outstanding
Shares outstanding, beginning of period	90,550,001	5,900,001	750,001	1
Shares sold	53,600,000	84,900,000	1,500,000	750,000
Shares redeemed	—	(250,000)	—	—

Shares outstanding, end of period	144,150,001	90,550,001	2,250,001	750,001

(1)	Commencement of operations.

See Notes to Financial Statements.	114

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF		Deutsche X-trackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(412,440)	$4,266,017	$8,345,410	$8,953,553
Net realized gain (loss)	(204,723)	2,718,383	(8,717,623)	80,877,064
Net change in unrealized appreciation (depreciation)	(4,284,975)	(5,155,413)	(63,928,845)	147,043,634

Net increase (decrease) in net assets resulting from operations.	(4,902,138)	1,828,987	(64,301,058)	236,874,251

Distributions to Shareholders from
Net investment income	(10,235,065)	(4,112,744)	(43,147,928)	(62,464,849)
Net realized gains	—	—	—	—

Total distributions	(10,235,065)	(4,112,744)	(43,147,928)	(62,464,849)

Fund Shares Transactions
Proceeds from shares sold	9,797,088	192,112,959	744,827,504	697,274,666
Value of shares redeemed	(71,090,851)	(1,130,265)	(4,308,582)	(49,970,009)

Net increase (decrease) in net assets resulting from fund share transactions	(61,293,763)	190,982,694	740,518,922	647,304,657

Total Net increase (decrease) in Net Assets	(76,430,966)	188,698,937	633,069,936	821,714,059

Net Assets
Beginning of period	233,793,940	45,095,003	1,262,868,559	441,154,500

End of period	$157,362,974	$233,793,940	$1,895,938,495	$1,262,868,559

Undistributed net investment income	$—	$9,876,983	$7,823,859	$42,626,377

Net investment loss	$(770,522)	$—	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,550,800	1,700,800	28,350,800	12,450,800
Shares sold	400,000	6,900,000	18,750,000	17,200,000
Shares redeemed	(2,850,000)	(50,000)	(100,000)	(1,300,000)

Shares outstanding, end of period	6,100,800	8,550,800	47,000,800	28,350,800

See Notes to Financial Statements.	115

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Mexico Hedged Equity ETF		Deutsche X-trackers MSCI South Korea Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$44,278	$52,836	$(292,513)	$(190,237)
Net realized gain (loss)	138,587	628,796	(10,065,874)	(10,413,006)
Net change in unrealized appreciation (depreciation)	(296,756)	(440,876)	(2,288,045)	11,756,072

Net increase (decrease) in net assets resulting from operations	(113,891)	240,756	(12,646,432)	1,152,829

Distributions to Shareholders from
Net investment income	(506,949)	(36,482)	—	—
Net realized gains	—	(14,040)	—	—

Total distributions	(506,949)	(50,522)	—	—

Fund Shares Transactions
Proceeds from shares sold	1,145,870	—	89,248,048	249,685,690
Value of shares redeemed	(1,116,659)	—	(95,061,917)	(118,455,955)

Net increase (decrease) in net assets resulting from fund share transactions	29,211	—	(5,813,869)	131,229,735

Total Net increase (decrease) in Net Assets	(591,629)	190,234	(18,460,301)	132,382,564

Net Assets
Beginning of period	5,047,961	4,857,727	137,397,901	5,015,337

End of period	$4,456,332	$5,047,961	$118,937,600	$137,397,901

Undistributed net investment income	$42,960	$505,631	$—	$—

Net investment loss	$—	$—	$(1,082,314)	$(789,801)

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	200,001	5,650,001	200,001
Shares sold	50,000	—	3,950,000	10,350,000
Shares redeemed	(50,000)	—	(4,400,000)	(4,900,000)

Shares outstanding, end of period	200,001	200,001	5,200,001	5,650,001

See Notes to Financial Statements.	116

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$79,124	$183,195
Net realized gain (loss)	(137,942)	356,306
Net change in unrealized appreciation (depreciation)	(339,163)	(337,065)

Net increase (decrease) in net assets resulting from operations.	(397,981)	202,436

Distributions to Shareholders from
Net investment income	(293,977)	(316,148)
Net realized gains	—	(4,896)

Total distributions	(293,977)	(321,044)

Fund Shares Transactions
Net increase in net assets resulting from fund share transactions	—	—

Total Decrease in Net Assets	(691,958)	(118,608)

Net Assets
Beginning of period	5,186,606	5,305,214

End of period	$4,494,648	$5,186,606

Undistributed net investment income	$41,586	$256,438

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	200,001
Shares sold	—	—
Shares redeemed	—	—

Shares outstanding, end of period	200,001	200,001

See Notes to Financial Statements.	117

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$26.87		$25.61	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.25		0.96	0.45
Net realized and unrealized gain (loss)	(2.14)		2.16	0.16

Net increase (decrease) in net asset value from investment operations	(1.89)		3.12	0.61

Distributions paid to shareholders from:
Net investment income	(0.72)		(1.82)	—
Net realized gains	—		(0.04)	—

Total distributions	(0.72)		(1.86)	—

Net Asset Value, end of period	$24.26		$26.87	$25.61

Total Return***	(7.21)%		13.01%	2.44%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$64,284		$47,031	$5,122
Ratios to average net assets:
Expenses	0.40	%†	0.40%	0.40	%†
Net investment income	2.01	%†	3.70%	5.18	%†
Portfolio turnover rate††	8	%†††	24%	3	%†††

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$27.90		$26.47	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.38		0.68	0.40
Net realized and unrealized gain (loss)	(3.92)		2.04	1.08

Net increase (decrease) in net asset value from investment operations	(3.54)		2.72	1.48

Distributions paid to shareholders from:
Net investment income	(0.72)		(1.29)	(0.01)

Total distributions	(0.72)		(1.29)	(0.01)

Net Asset Value, end of period	$23.64		$27.90	$26.47

Total Return***	(12.98)%		10.78%	5.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,457		$11,161	$6,616
Ratios to average net assets:
Expenses	0.60	%†	0.60%	0.60	%†
Net investment income	3.07	%†	2.51%	2.33	%†
Portfolio turnover rate††	20	%†††	19%	20	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.

See Notes to Financial Statements.	118

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Brazil Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$13.03		$14.46	$19.28		$20.74		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.09		0.42	0.47		0.54		0.64
Net realized and unrealized loss	(2.07)		(1.44)	(2.30)		(0.15)		(4.18)

Net increase (decrease) in net asset value from investment operations	(1.98)		(1.02)	(1.83)		0.39		(3.54)

Distributions paid to shareholders from:
Net investment income	(2.31)		(0.41)	(2.95)		(0.54)		(0.29)
Net realized gains	—		—	—		(1.31)		(0.43)
Return of capital	—		—	(0.04)		—		—

Total distributions	(2.31)		(0.41)	(2.99)		(1.85)		(0.72)

Net Asset Value, end of period	$8.74		$13.03	$14.46		$19.28		$20.74

Total Return***	(18.71)%		(6.96)%	(9.83	)%†††	1.43	%†††	(14.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,501		$6,526	$5,794		$7,728		$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.60	%†	0.60%	0.60%		0.68%		1.13	%†
Expenses, prior to fee waiver and expense reimbursements	0.60	%†	0.60%	0.63%		0.92%		1.13	%†
Net investment income	1.77	%†	2.97%	2.93%		2.66%		2.89	%†
Portfolio turnover rate††	47	%††††	141%	89%		25%		34	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.

See Notes to Financial Statements.	119

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$22.43		$21.74	$21.96		$21.22		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.28		0.36	0.38		0.38		0.21
Net realized and unrealized gain (loss)	(3.27)		0.77	(0.17)		1.01		(3.34)

Net increase (decrease) in net asset value from investment operations	(2.99)		1.13	0.21		1.39		(3.13)

Distributions paid to shareholders from:
Net investment income	(0.33)		(0.44)	(0.43)		(0.40)		(0.06)
Net realized gains	—		—	—		(0.25)		(0.59)

Total distributions	(0.33)		(0.44)	(0.43)		(0.65)		(0.65)

Net Asset Value, end of period	$19.11		$22.43	$21.74		$21.96		$21.22

Total Return***	(13.54)%		5.35%	1.17	%†††	6.54	%†††	(12.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,871		$244,542	$29,373		$8,800		$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%		0.72%		1.19	%†
Expenses, prior to fee waiver and expense reimbursements	0.65	%†	0.65%	0.66%		0.94%		1.19	%†
Net investment income	2.76	%†	1.64%	1.81%		1.72%		0.97	%†
Portfolio turnover rate††	14	%††††	58%	16%		15%		19	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.

See Notes to Financial Statements.	120

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Europe Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$29.47		$27.75		$25.00

Income from Investment Operations:
Net investment income**	0.20		1.33		1.27
Net realized and unrealized gain (loss)	(1.24)		1.54		1.72

Net increase (decrease) in net asset value from operations	(1.04)		2.87		2.99

Distributions paid to shareholders from:
Net investment income	(1.23)		(1.15)		(0.24)
Net realized gains	—		(0.00	)(a)	—

Total distributions	(1.23)		(1.15)		(0.24)

Net Asset Value, end of period	$27.20		$29.47		$27.75

Total Return***	(3.66)%		10.88%		12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,920,897		$2,668,251		$163,731
Ratios to average net assets:
Expenses	0.45	%†	0.45%		0.45	%†
Net investment income	1.52	%†	4.74%		7.30	%†
Portfolio turnover rate††	8	%†††	13%		4	%†††
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 10, 2014* to May 31, 2015
Net Asset Value, beginning of period	$29.30		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.12		0.81
Net realized and unrealized gain (loss)	(0.37	)(b)	3.49

Net increase (decrease) in net asset value from investment operations	(0.25)		4.30

Distributions paid to shareholders from:
Net investment income	(1.13)		—

Net Asset Value, end of period	$27.92		$29.30

Total Return***	(0.92)%		17.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,816		$21,977
Ratios to average net assets:
Expenses	0.45	%†	0.45	%†
Net investment income	0.89	%†	6.04	%†
Portfolio turnover rate††	8	%†††	8	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.
(a)	Less than $0.005.
(b)	Because of the timing of Fund share transactions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	121

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Germany Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$27.34		$26.51	$23.22		$21.57		$25.00

Income (loss) from Investment Operations:
Net investment income (loss)**	(0.06)		1.38	1.03		0.44		0.27
Net realized and unrealized gain (loss)	(0.20)		1.93 (a)	3.11		2.08		(3.30)

Net increase (decrease) in net asset value from investment operations	(0.26)		3.31	4.14		2.52		(3.03)

Distributions paid to shareholders from:
Net investment income	(1.29)		(2.48)	(0.85)		(0.44)		(0.12)
Net realized gains	—		—	—		(0.43)		(0.28)

Total distributions	(1.29)		(2.48)	(0.85)		(0.87)		(0.40)

Net Asset Value, end of period	$25.79		$27.34	$26.51		$23.22		$21.57

Total Return***	(1.02)%		13.92%	18.70	%†††	11.86	%†††	(12.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,363		$233,794	$45,095		$4,663		$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45	%†	0.45%	0.47%		0.58%		1.04	%†
Expenses, prior to fee waiver and expense reimbursements	0.45	%†	0.45%	0.47%		0.82%		1.04	%†
Net investment income (loss)	(0.47	)%†	5.14%	4.15%		1.93%		1.20	%†
Portfolio turnover rate††	7	%††††	20%	12%		108%		17	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees has not been reimbursed by the Advisor.
††††	Not Annualized.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	122

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Japan Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$44.54		$35.43	$34.08		$21.79		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.23		0.52	0.55		0.39		0.27
Net realized and unrealized gain (loss)	(3.06)		12.49	1.51		12.31		(3.31)

Net increase (decrease) in net asset value from investment operations	(2.83)		13.01	2.06		12.70		(3.04)

Distributions paid to shareholders from:
Net investment income	(1.37)		(3.90)	(0.71)		(0.41)		(0.17)

Total distributions	(1.37)		(3.90)	(0.71)		(0.41)		(0.17)

Net Asset Value, end of period	$40.34		$44.54	$35.43		$34.08		$21.79

Total Return***	(6.56)%		39.00%	6.21	%†††	59.04	%†††	(12.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,895,938		$1,262,869	$441,155		$109,072		$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45	%†	0.45%	0.48%		0.52%		1.03	%†
Expenses, prior to fee waiver and expense reimbursements	0.45	%†	0.45%	0.48%		0.66%		1.03	%†
Net investment income	1.15	%†	1.32%	1.56%		1.27%		1.15	%†
Portfolio turnover rate††	8	%††††	14%	13%		12%		16	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees has not been reimbursed by the Advisor.
††††	Not Annualized.

See Notes to Financial Statements.	123

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Mexico Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.24		$24.29		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.21		0.26		0.07
Net realized and unrealized gain (loss)	(0.64)		0.94		(0.78)

Net increase (decrease) in net asset value from investment operations	(0.43)		1.20		(0.71)

Distributions paid to shareholders from:
Net investment income	(2.53)		(0.18)		—
Net realized gains	—		(0.07)		—

Total distributions	(2.53)		(0.25)		—

Net Asset Value, end of period	$22.28		$25.24		$24.29

Total Return***	(1.97)%		4.99%		(2.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,456		$5,048		$4,858
Ratios to average net assets:
Expenses	0.50	%†	0.50%		0.50	%†
Net investment income	1.81	%†	1.04%		0.79	%†
Portfolio turnover rate††	17	%†††	22%		7	%†††

Deutsche X-trackers MSCI South Korea Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$24.32		$25.08		$25.00

Income from Investment Operations:
Net investment loss**	(0.05)		(0.11)		(0.02)
Net realized and unrealized gain (loss)	(1.40)		(0.65	)(a)	0.10

Net increase (decrease) in net asset value from operations	(1.45)		(0.76)		0.08

Net Asset Value, end of period	$22.87		$24.32		$25.08

Total Return***	(5.96)%		(3.07)%		0.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,938		$137,398		$5,015
Ratios to average net assets:
Expenses	0.58	%†	0.58%		0.58	%†
Net investment loss	(0.44	)%†	(0.47)%		(0.26	)%†
Portfolio turnover rate††	80	%†††	287%		8	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	124

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.93		$26.53	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.40		0.92	1.32
Net realized and unrealized gain (loss)	(2.39)		0.08	0.63

Net increase (decrease) in net asset value from investment operations	(1.99)		1.00	1.95

Distributions paid to shareholders from:
Net investment income	(1.47)		(1.58)	(0.42)
Net realized gains	—		(0.02)	—

Total distributions	(1.47)		(1.60)	(0.42)

Net Asset Value, end of period	$22.47		$25.93	$26.53

Total Return***	(8.03)%		4.27%	7.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,495		$5,187	$5,305
Ratios to average net assets:
Expenses	0.45	%†	0.45%	0.45	%†
Net investment income	3.47	%†	3.57%	7.70	%†
Portfolio turnover rate††	11	%†††	19%	11	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.

See Notes to Financial Statements.	125

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2015, the Trust consists of thirty-five investment series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Deutsche X-trackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Deutsche X-trackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Deutsche X-trackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

126

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Notes to financial statements (Unaudited) (Continued)

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF and Deutsche X-trackers MSCI Japan Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In

127

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are

128

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain benefits of owning the securities they have loaned and continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended November 30, 2015 the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of November 30, 2015) on the cash collateral Invested in Daily Assets Fund. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2015, the funds listed below had securities on loan all of which were classified as common stocks and rights in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

As of November 30, 2015, the funds listed below had no securities on loan.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

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Derivatives

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2015, The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers Asia Pacific ex Japan ETF, Deutsche X-trackers Europe ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US Hedged Equity ETF invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF Deutsche X-trackers United Kingdom ETF, and Deutsche X-trackers MSCI Mexico Hedged Equity ETF each invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, the Euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2015 is included in a table following the Funds’ Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2015.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2015 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,669,575	Unrealized depreciation on forward foreign currency contracts	$174,352

Total		$1,669,575	Total	$174,352

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$54,782	Unrealized depreciation on forward foreign currency contracts	$48,961

Total		$54,782	Total	$48,961

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$58,968	Unrealized depreciation on forward foreign currency contracts	$53,635

Total		$58,968	Total	$53,635

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$3,360	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,091,202	Unrealized depreciation on forward foreign currency contracts	776,509

Total		$2,094,562	Total	$776,509

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$146,386,027	Unrealized depreciation on forward foreign currency contracts	$6,142,410

Total		$146,386,027	Total	$6,142,410

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,512,098	Unrealized depreciation on forward foreign currency contracts	$52,789

Total		$2,512,098	Total	$52,789

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$30,838	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	7,034,513	Unrealized depreciation on forward foreign currency contracts	355,485

Total		$7,065,351	Total	$355,485

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	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$193,477	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	38,991,756	Unrealized depreciation on forward foreign currency contracts	3,201,393

Total		$39,185,233	Total	$3,201,393

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11,510	Unrealized depreciation on forward foreign currency contracts	$6,190

Total		$11,510	Total	$6,190

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,260,098	Unrealized depreciation on forward foreign currency contracts	$657,363

Total		$2,260,098	Total	$657,363

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$115,347	Unrealized depreciation on forward foreign currency contracts	$3,527

Total		$115,347	Total	$3,527

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the six months ended November 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$1,760,284	$1,760,284
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	478,343	478,343
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	833,223	833,223
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(24,560)	11,562,178	11,537,618
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	51,830,813	51,830,813
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	605,706	605,706
Deutsche X-trackers MSCI Germany Hedged Equity ETF	(50,512)	2,485,697	2,435,185
Deutsche X-trackers MSCI Japan Hedged Equity ETF	(107,479)	5,703,308	5,595,829

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Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	$—	$346,449	$346,449
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	9,717,873	9,717,873
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(41,399)	(41,399)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$622,298	$622,298
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	(162,169)	(162,169)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(301,395)	(301,395)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(8,500)	(2,194,086)	(2,202,586)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	106,783,719	106,783,719
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	2,020,242	2,020,242
Deutsche X-trackers MSCI Germany Hedged Equity ETF	48,061	1,952,576	2,000,637
Deutsche X-trackers MSCI Japan Hedged Equity ETF	(12,602)	(5,525,413)	(5,538,015)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	2,646	2,646
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(3,586,494)	(3,586,494)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	85,374	85,374

For the six months ended November 30, 2015 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$(58,834,479)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	(9,857,618)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(3,933,451)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	175,103	(182,256,502)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	(3,042,697,744)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	(34,426,306)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	297,961	(177,817,981)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,194,501	(1,449,750,550)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(4,653,618)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(133,155,997)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(4,694,019)

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As of November 30, 2015, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Bank of Montreal	$45,091	$(6,633)	$—	$38,458	$6,633	$(6,633)	$—	$—
JP Morgan & Chase Co.	370,989	(73,426)	—	297,563	73,426	(73,426)	—	—
State Street Bank & Trust Co.	593,937	(45,201)	—	548,736	45,201	(45,201)	—	—
The Bank of New York Mellon	72,118	(24,579)	—	47,539	24,579	(24,579)	—	—
The Bank of Nova Scotia	587,440	(24,513)	—	562,927	24,513	(24,513)	—	—

	$1,669,575	$(174,352)	$—	$1,495,223	$174,352	$(174,352)	$—	$—

Deutsche X-trackers MSCI Asia Pacific ex Japan ETF
Bank of Montreal	$284	$(163)	$—	$121	$163	$(163)	$—	$—
JP Morgan & Chase Co.	41,502	(35,577)	—	5,925	35,577	(35,577)	—	—
State Street Bank & Trust Co.	12,508	(12,229)	—	279	12,229	(12,229)	—	—
The Bank of New York Mellon	488	(488)	—	—	992	(488)	—	504

	$54,782	$(48,457)	$—	$6,325	$48,961	$(48,457)	$—	$504

Deutsche X-trackers MSCI Brazil Hedged Equity ETF
JP Morgan & Chase Co.	$27,482	$(27,482)	$—	$—	$29,544	$(27,482)	$—	$2,062
State Street Bank & Trust Co.	15,090	(15,090)	—	—	21,155	(15,090)	—	6,065
The Bank of New York Mellon	16,396	(2,936)	—	13,460	2,936	(2,936)	—	—

	$58,968	$(45,508)	$—	$13,460	$53,635	$(45,508)	$—	$8,127

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Bank of Montreal	$121,006	$(22,388)	$—	$98,618	$22,388	$(22,388)	$—	$—
JP Morgan & Chase Co.	1,611,384	(388,615)	—	1,222,769	388,615	(388,615)	—	—
State Street Bank & Trust Co.	242,599	(120,555)	—	122,044	120,555	(120,555)	—	—
The Bank of New York Mellon	94,588	(94,588)	—	—	221,461	(94,588)	—	126,873
The Bank of Nova Scotia	21,625	(21,625)	—	—	23,490	(21,625)	—	1,865

	$2,091,202	$(647,771)	$—	$1,443,431	$776,509	$(647,771)	$—	$128,738

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Bank of Montreal	$22,816,375	$(356,456)	$—	$22,459,919	$356,456	$(356,456)	$—	$—
Canadian Imperial Bank of Commerce	26,351,991	(405,404)	—	25,946,587	405,404	(405,404)	—	—
JP Morgan & Chase Co.	21,934,866	(339,077)	—	21,595,789	339,077	(339,077)	—	—
RBC Capital Markets	24,944,987	(386,415)	—	24,558,572	386,415	(386,415)	—	—
State Street Bank & Trust Co.	26,377,526	(390,034)	—	25,987,492	390,034	(390,034)	—	—
The Bank of New York Mellon	6,761,518	(3,990,921)	—	2,770,597	3,990,921	(3,990,921)	—	—
The Bank of Nova Scotia	17,198,764	(274,103)	—	16,924,661	274,103	(274,103)	—	—

	$146,386,027	$(6,142,410)	$—	$140,243,617	$6,142,410	$(6,142,410)	$—	$—

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Bank of Montreal	$391,419	$(6,125)	$—	$385,294	$6,125	$(6,125)	$—	$—
Canadian Imperial Bank of Commerce	611,760	(18,573)	—	593,187	18,573	(18,573)	—	—
JP Morgan & Chase Co.	366,467	(4,678)	—	361,789	4,678	(4,678)	—	—
RBC Capital Markets	1,129,086	(14,371)	—	1,114,715	14,371	(14,371)	—	—
The Bank of New York Mellon	13,366	(9,042)		4,324	9,042	(9,042)	—	—

	$2,512,098	$(52,789)	$—	$2,459,309	$52,789	$(52,789)	$—	$—

Deutsche X-trackers MSCI Germany Hedged Equity ETF
Bank of Montreal	$1,184,474	$(212,273)	$—	$972,201	$212,273	$(212,273)	$—	$—
Canadian Imperial Bank of Commerce	1,771,092	(21,067)	—	1,750,025	21,067	(21,067)	—	—
JP Morgan & Chase Co.	1,599,575	(20,418)	—	1,579,157	20,418	(20,418)	—	—
RBC Capital Markets	900,897	(46,536)	—	854,361	46,536	(46,536)	—	—
State Street Bank & Trust Co.	1,523,992	(17,472)	—	1,506,520	17,472	(17,472)	—	—
The Bank of New York Mellon	54,483	(37,719)	—	16,764	37,719	(37,719)	—	—

	$7,034,513	$(355,485)	$—	$6,679,028	$355,485	$(355,485)	$—	$—

Deutsche X-trackers MSCI Japan Hedged Equity ETF
JP Morgan & Chase Co.	$6,967,267	$(549,760)	$—	$6,417,507	$549,760	$(549,760)	$—	$—
State Street Bank & Trust Co.	8,178,803	(619,415)	—	7,559,388	619,415	(619,415)	—	—
The Bank of New York Mellon	207,779	(86,498)	—	121,281	86,498	(86,498)	—	—
The Bank of Nova Scotia	7,051,731	(569,218)	—	6,482,513	569,218	(569,218)	—	—
Bank of Montreal	9,393,125	(705,763)	—	8,687,362	705,763	(705,763)	—	—
Canadian Imperial Bank of Commerce	7,193,051	(670,739)	—	6,522,312	670,739	(670,739)	—	—

	$38,991,756	$(3,201,393)	$—	$35,790,363	$3,201,393	$(3,201,393)	$—	$—

Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Bank of Montreal	$5,076	$(2,669)	$—	$2,407	$2,669	$(2,669)	$—	$—
JP Morgan & Chase Co.	6,382	(3,521)	—	2,861	3,521	(3,521)	—	—
The Bank of New York Mellon	52	—	—	52	—	—	—	—

	$11,510	$(6,190)	$—	$5,320	$6,190	$(6,190)	$—	$—

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
JP Morgan & Chase Co.	$1,152,561	$(136,479)	$—	$1,016,082	$136,479	$(136,479)	$—	$—
State Street Bank & Trust Co.	993,209	(63,784)	—	929,425	63,784	(63,784)	—	—
Bank of Montreal	10,233	(10,233)	—	—	453,880	(10,233)	—	443,647
RBC Capital Markets	104,095	(3,220)	—	100,875	3,220	(3,220)	—	—

	$2,260,098	$(213,716)	$—	$2,046,382	$657,363	$(213,716)	$—	$443,647

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Bank of Montreal	$47,802	$(1,040)	$—	$46,762	$1,040	$(1,040)	$—	$—
JP Morgan & Chase Co.	66,507	(1,503)	—	65,004	1,503	(1,503)	—	—
The Bank of New York Mellon	1,038	(984)	—	54	984	(984)	—	—

	$115,347	$(3,527)	$—	$111,820	$3,527	$(3,527)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging subadvisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to each Fund. TDAM is responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Management Fee
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	0.40%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	0.50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	0.58%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

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ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

At May 31, 2015 for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-term	Long-term	Total Amount
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	$865,903	$1,434,243	$2,300,146
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	81,895	—	81,895
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	429,896	429,896

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

During the fiscal year ended May 31, 2015, the Fund incurred and elected to defer net capital losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$77,909
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	53,183
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	995,906
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	985,660
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	8,611,085
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	435,970
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	1,177,135
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	789,801	1,423,429

The tax character of current year distributions will be determined at the end of the fiscal year.

5. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the six months ended November 30, 2015.

	Value at 05/31/15 ($)	Purchases at Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value at 11/30/15 ($)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF Deutsche Bank AG (Common Stock)	98,068	106,503	(48,545)	(15,154)	126,497
Deutsche X-trackers MSCI Europe Hedged Equity ETF Deutsche Bank AG (Common Stock)	12,693,883	8,124,633	(1,125,008)	(184,492)	16,943,498
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF Deutsche Bank AG (Common Stock)	205,048	394,733	(14,707)	(2,430)	513,741
Deutsche X-trackers MSCI Germany Hedged Equity ETF Deutsche Bank AG (Common Stock)	8,184,755	725,088	(3,383,934)	(345,305)	4,804,197

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

6. Investment Portfolio Transactions

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$8,504,625	$4,788,208
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	2,192,083	1,975,391
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,849,481	3,465,140
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	27,189,843	47,534,778
Deutsche X-trackers MSCI Europe Hedged Equity ETF	290,372,894	237,851,405
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	4,618,876	2,744,554
Deutsche X-trackers MSCI Germany Hedged Equity ETF	13,251,005	20,653,554
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,618,756	138,933,855
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	787,735	873,472
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	107,395,158	107,409,251
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	485,220	648,476

For the six months ended November 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$20,709,129	$—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	25,859,508
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,409,983,445	—
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	39,523,830	—
Deutsche X-trackers MSCI Germany Hedged Equity ETF	9,771,836	71,198,390
Deutsche X-trackers MSCI Japan Hedged Equity ETF	734,797,983	4,222,845
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	1,143,226	1,119,565

7. Fund Share Transactions

As of November 30, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Brazil Hedged Equity ETF and Deutsche X-trackers South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $130 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2015.

10. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2015, there was one affiliated shareholder account for fund listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	37%

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

140

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DEUTSCHE-ETFS.COM. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Non-diversified Funds can take larger positions in fewer issues, increasing potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI is a servicemark of MSCI Inc. (MSCI) and has been licensed for use by DBX. The funds are not sponsored, endorsed, issued, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the funds.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-036924-2 (1/16) DBX 001744 (1/17)

November 30, 2015

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

We are pleased to provide this semi-annual report for our currency-hedged Deutsche X-trackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2015.

Over the last six months, the global macroeconomic environment has been unsettled by developments in China, the Greek debt crisis and timing of the impending U.S. Federal Reserve rate hike. Equity markets reacted with increased volatility and performed negatively during the period. The US economy grew steadily as strong payroll growth and a steady unemployment rate set the stage for a Fed rate hike in December. While the slowdown in the Chinese economy negatively impacted commodity prices, markets were also impacted by the devaluation of the yuan and the Chinese equity market crash. In Europe, volatility arising from the Greek debt crisis abated as Greece eventually accepted the terms of its third bailout.

The recovery of the Eurozone has continued despite headwinds on the global macroeconomic front. A combination of low crude oil prices, a weak euro, and an ultra-loose monetary policy seem to be working to sustain economic growth. The German economy continued to show steady positive growth driven by low interest rates and a strong labor market, which in turn helped boost private consumption. France expanded modestly in the third quarter compared to a previously flat quarter, as growth was supported by strong domestic demand. However, the service industry was severely affected by the recent terror attacks in Paris. In the UK, equity markets fell during the reporting period as slower global growth negatively impacted the economy; however, fundamentals remained strong and a robust labor market helped sustain growth. In an effort to boost growth in the Eurozone and meet its inflation target, the European Central Bank announced a reduction in deposit rates by 10 basis points (100 basis points equals one percentage point) and also extended its EUR 60bn Bond purchase until March 2017. Excess liquidity from the quantitative easing program resulted in the euro weakening further against the dollar.

Japanese markets were aided by strong corporate earnings and falling energy prices. However, market sentiment was dampened by a faltering Chinese market, an impending Fed rate hike, and weak economic data. The Bank of Japan held off expanding its JPY 80tn asset purchase program despite experiencing deflationary pressures, which were driven by weak exports and slumping energy costs. The Australian economy grew moderately over the last two quarters, despite the slowdown in China, Australia’s biggest trade partner. Growth in the third quarter was supported by healthy consumption expenditure, along with a sharp increase in mining activity, which helped boost net exports.

Global equities have recovered from their September-end lows and future modest gains are possible, although periods of volatility are likely. While Japanese and European equities are likely to be supported by further monetary policy initiatives, US equities could face headwinds from a strong dollar. In 2016, earnings growth should be similar in Europe, Japan, and the US and less influenced by currency fluctuations. In the current market environment, hedging currency exposure plays a significant role in managing investments in international equities. In the backdrop of a strengthening dollar, our currency-hedged strategy has made a positive contribution to fund performance.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of November 30, 2015, the Index included securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Holdings as of 11/30/15

Description	% of Net Assets
Nestle SA	1.9%
Novartis AG	1.5%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.4%
HSBC Holdings PLC	1.2%
Bayer AG	0.9%
British American Tobacco PLC	0.9%
Novo Nordisk A/S, Class B	0.9%
Total SA	0.9%
BP PLC	0.8%

Sector Diversification* as of 11/30/15

Financials	25.3%
Consumer Discretionary	13.2%
Industrials	12.8%
Consumer Staples	11.7%
Health Care	11.6%
Materials	6.5%
Information Technology	5.4%
Telecommunication Services	5.0%
Energy	4.8%
Utilities	3.7%

Total	100.0%

Country Diversification* as of 11/30/15

Japan	23.0%
United Kingdom	18.3%
France	9.8%
Switzerland	9.5%
Germany	9.1%
Australia	6.6%
Netherlands	3.7%
Spain	3.3%
Sweden	3.0%
Hong Kong	2.9%
Italy	2.2%
Denmark	1.8%
Belgium	1.5%
Singapore	1.2%
Finland	0.9%
Ireland	0.9%
Israel	0.7%
Norway	0.6%
Luxembourg	0.2%
Austria	0.2%
New Zealand	0.2%
Other	0.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$947.17	0.35%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

3

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.6%
AGL Energy Ltd.	741,833	$8,878,991
Alumina Ltd.	3,346,231	2,722,500
Amcor Ltd.	1,296,003	12,671,913
AMP Ltd.	3,618,421	15,203,889
APA Group (a)	1,251,016	8,052,159
Aristocrat Leisure Ltd.	583,347	4,003,618
Asciano Ltd.	862,743	5,334,664
ASX Ltd.	188,093	5,630,248
Aurizon Holdings Ltd.	2,251,305	9,068,783
AusNet Services	1,875,945	2,041,814
Australia & New Zealand Banking Group Ltd.	3,186,680	62,570,232
Bank of Queensland Ltd.	454,784	4,492,782
Bendigo and Adelaide Bank Ltd.	800,305	6,459,207
BHP Billiton Ltd.	3,561,463	46,593,623
BHP Billiton PLC	2,300,690	27,612,992
Boral Ltd.	857,554	3,516,446
Brambles Ltd.	1,625,947	12,805,417
Caltex Australia Ltd.	348,645	8,653,468
Challenger Ltd.	633,400	3,866,161
CIMIC Group Ltd.	112,325	2,034,903
Coca-Cola Amatil Ltd.	637,453	4,162,894
Cochlear Ltd.	51,324	3,502,789
Commonwealth Bank of Australia	1,862,379	106,982,342
Computershare Ltd.	662,038	5,577,869
Crown Resorts Ltd.	443,804	3,735,972
CSL Ltd.	545,737	39,511,210
Dexus Property Group REIT	827,182	4,594,326
DUET Group (a)	2,580,500	4,385,622
Flight Centre Travel Group Ltd. (b)	61,046	1,588,466
Fortescue Metals Group Ltd. (b)	1,496,922	2,121,850
Goodman Group REIT	2,272,929	10,059,972
GPT Group REIT	1,934,022	6,461,939
Harvey Norman Holdings Ltd. (b)	1,142,240	3,370,366
Healthscope Ltd.	1,928,692	3,752,102
Iluka Resources Ltd.	534,612	2,223,136
Incitec Pivot Ltd.	1,527,799	4,176,548
Insurance Australia Group Ltd.	2,461,459	9,861,928
LendLease Group (a)	593,607	5,473,545
Macquarie Group Ltd.	326,111	19,200,064
Medibank Pvt Ltd.	3,048,572	5,114,980
Mirvac Group REIT	3,701,193	4,992,063
National Australia Bank Ltd.	2,935,284	62,389,167
Newcrest Mining Ltd.*	983,478	7,759,770
Oil Search Ltd.	1,523,500	9,034,743
Orica Ltd. (b)	423,075	4,834,304
Origin Energy Ltd.	1,933,582	7,830,871
Platinum Asset Management Ltd.	7,096	41,414
Qantas Airways Ltd.*	1,359,094	3,577,753
QBE Insurance Group Ltd.	1,358,436	12,250,819
Ramsay Health Care Ltd.	145,998	7,079,542
REA Group Ltd. (b)	50,501	1,833,425
Santos Ltd. (b)	1,349,877	3,914,696
Scentre Group REIT	6,143,477	17,771,893
Seek Ltd.	290,835	2,919,413
Sonic Healthcare Ltd.	392,567	5,771,792

	Number of Shares	Value
Australia (Continued)
South32 Ltd.*	5,837,906	$5,024,161
Stockland REIT	2,386,392	6,903,372
Suncorp Group Ltd.	1,347,641	13,050,113
Sydney Airport (a)	1,172,564	5,596,802
Tabcorp Holdings Ltd.	903,465	2,985,981
Tatts Group Ltd.	1,771,698	5,330,188
Telstra Corp. Ltd.	5,291,157	20,510,437
TPG Telecom Ltd.	261,005	1,949,883
Transurban Group (a)	2,010,796	15,080,170
Treasury Wine Estates Ltd.	819,285	4,485,288
Vicinity Centres REIT	3,647,834	7,149,305
Wesfarmers Ltd.	1,193,167	32,867,879
Westfield Corp. REIT	2,150,488	14,930,272
Westpac Banking Corp.	3,681,922	85,608,135
Woodside Petroleum Ltd.	827,898	18,027,980
Woolworths Ltd.	1,403,845	24,031,279

		913,604,640

Austria — 0.2%
ANDRITZ AG	86,574	4,542,830
Erste Group Bank AG*	355,904	10,919,884
OMV AG	125,464	3,581,069
Raiffeisen Bank International AG*	142,462	2,229,167
Voestalpine AG	120,820	3,931,680

		25,204,630

Belgium — 1.5%
Ageas	240,306	10,512,499
Anheuser-Busch InBev NV	891,074	114,811,168
Colruyt SA	91,575	4,537,727
Delhaize Group	114,441	11,466,106
Groupe Bruxelles Lambert SA	92,025	7,561,474
KBC Groep NV	270,830	16,167,161
Proximus SA	174,011	5,748,092
Solvay SA	71,876	8,281,293
Telenet Group Holding NV*	58,429	3,190,976
UCB SA	162,246	14,488,454
Umicore SA	153,846	6,362,841

		203,127,791

Chile — 0.0%
Antofagasta PLC (b)	292,015	2,231,993

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	944,600	736,635

Denmark — 1.8%
A.P. Moeller — Maersk A/S, Class A	4,307	6,459,539
A.P. Moeller — Maersk A/S, Class B	7,783	11,882,190
Carlsberg A/S, Class B (b)	115,438	9,817,310
Chr Hansen Holding A/S	110,000	6,902,798
Coloplast A/S, Class B (b)	123,211	9,998,499
Danske Bank A/S	739,313	19,841,215
DSV A/S (b)	190,621	7,413,136
ISS A/S	160,799	5,608,910
Novo Nordisk A/S, Class B	2,171,302	119,619,105
Novozymes A/S, Class B (b)	272,666	13,109,963
Pandora A/S	119,200	14,129,683

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
TDC A/S	818,989	$4,301,953
Tryg A/S (b)	51,413	1,001,167
Vestas Wind Systems A/S	239,836	15,648,161
William Demant Holding A/S*(b)	10,171	976,617

		246,710,246

Finland — 0.9%
Elisa OYJ (b)	157,790	5,878,281
Fortum OYJ (b)	479,438	7,000,500
Kone OYJ, Class B (b)	361,488	15,426,105
Metso OYJ (b)	124,505	3,091,315
Neste OYJ	151,713	4,372,761
Nokia OYJ (b)	4,377,706	31,613,579
Nokian Renkaat OYJ	88,896	3,489,230
Orion OYJ, Class B	65,174	2,176,644
Sampo OYJ, Class A	482,266	23,907,447
Stora Enso OYJ, Class R (b)	816,572	8,066,677
UPM-Kymmene OYJ	707,461	13,506,699
Wartsila OYJ Abp	188,131	8,455,639

		126,984,877

France — 9.7%
Accor SA	232,954	9,830,300
Aeroports de Paris	30,871	3,496,504
Air Liquide SA	370,884	45,259,384
Airbus Group SE	675,384	48,837,039
Alcatel-Lucent*	3,076,423	12,117,430
Alstom SA*(b)	297,283	9,239,054
Arkema SA	79,268	5,710,934
Atos SE	91,443	7,486,601
AXA SA	2,151,924	58,227,087
BNP Paribas SA	1,179,405	69,918,450
Bollore SA	665,781	3,064,838
Bouygues SA	232,839	8,765,165
Bureau Veritas SA	248,137	5,110,970
Cap Gemini SA	181,344	16,730,367
Carrefour SA	677,813	20,896,990
Casino Guichard-Perrachon SA (b)	61,345	3,507,725
Christian Dior SE	67,650	12,379,533
Cie de Saint-Gobain	502,797	22,221,281
Cie Generale des Etablissements Michelin	199,651	20,018,257
CNP Assurances	344,309	4,794,600
Credit Agricole SA	1,115,341	13,457,436
Danone SA	653,231	45,778,899
Dassault Systemes SA	137,655	10,955,912
Edenred	230,104	4,768,711
Electricite de France (b)	264,146	3,936,459
Engie	1,611,934	28,083,839
Essilor International SA	239,232	31,228,461
Eurazeo SA	40,866	2,747,341
Eutelsat Communications SA (b)	196,802	5,874,035
Fonciere des Regions REIT	37,208	3,300,240
Gecina SA REIT	36,842	4,449,160
Groupe Eurotunnel SE	525,491	6,715,212
Hermes International	28,744	10,120,592
ICADE REIT	49,629	3,501,632
Iliad SA	29,569	6,594,979

	Number of Shares	Value
France (Continued)
Imerys SA	40,890	$2,771,420
Ingenico Group	59,120	7,442,469
JCDecaux SA	151,310	5,609,699
Kering	82,519	14,259,131
Klepierre REIT	259,075	11,759,215
Lagardere SCA	222,309	6,560,192
Legrand SA	276,772	16,282,082
L’Oreal SA	284,825	50,436,005
LVMH Moet Hennessy Louis Vuitton SE (b)	300,115	50,337,309
Natixis SA	1,019,465	6,182,623
Numericable-SFR SAS*	112,068	4,798,364
Orange SA (b)	2,201,883	38,059,764
Pernod Ricard SA	253,428	28,837,583
Peugeot SA*	411,767	7,356,711
Publicis Groupe SA	191,673	12,093,981
Remy Cointreau SA (b)	10,100	716,459
Renault SA	223,752	22,578,981
Rexel SA	301,444	4,129,217
Safran SA (b)	304,896	22,510,917
Sanofi	1,308,728	116,674,910
Schneider Electric SE	618,643	39,217,501
SCOR SE	175,022	6,864,188
Societe BIC SA	31,051	5,108,022
Societe Generale SA	776,665	37,073,921
Sodexo SA	111,186	10,990,789
Suez Environnement Co.	351,845	6,670,884
Technip SA	114,530	6,003,120
Thales SA	102,474	7,629,683
Total SA	2,407,858	119,568,640
Unibail-Rodamco SE REIT	111,981	28,761,919
Valeo SA	81,487	12,617,192
Veolia Environnement SA	493,282	11,825,468
Vinci SA	515,430	33,524,080
Vivendi SA	1,236,689	26,040,922
Wendel SA	19,518	2,326,125
Zodiac Aerospace	211,858	5,736,963

		1,358,481,866

Germany — 8.6%
adidas AG	227,896	22,053,287
Allianz SE	505,043	89,458,265
Axel Springer SE	49,463	2,761,416
BASF SE	1,003,424	83,053,246
Bayer AG	910,339	121,477,280
Bayerische Motoren Werke AG	366,934	40,047,631
Beiersdorf AG	120,511	11,222,466
Brenntag AG	172,508	9,424,804
Commerzbank AG*	1,063,200	11,704,995
Continental AG	124,483	30,079,095
Daimler AG	1,067,004	95,519,450
Deutsche Bank AG (d)	1,487,755	38,204,595
Deutsche Boerse AG	211,055	18,104,509
Deutsche Lufthansa AG*	420,417	6,025,438
Deutsche Post AG	1,047,320	30,612,488
Deutsche Telekom AG	3,504,218	64,624,847
Deutsche Wohnen AG	327,302	9,006,615
E.ON SE	2,221,350	21,113,246

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Evonik Industries AG	151,005	$5,159,646
Fraport AG Frankfurt Airport Services Worldwide	44,872	2,744,527
Fresenius Medical Care AG & Co. KGaA	246,076	20,331,273
Fresenius SE & Co. KGaA	423,141	31,066,761
GEA Group AG	193,080	8,013,040
Hannover Rueck SE	70,882	8,294,081
HeidelbergCement AG	174,029	13,856,421
Henkel AG & Co. KGaA	113,069	10,853,181
Hugo Boss AG	75,692	6,556,113
Infineon Technologies AG	1,277,037	18,929,961
K+S AG (b)	197,287	5,615,451
Kabel Deutschland Holding AG	36,632	4,481,854
LANXESS AG	102,085	5,198,733
Linde AG	199,609	34,850,591
MAN SE	38,716	3,842,230
Merck KGaA	145,429	14,895,072
Metro AG	184,105	6,138,908
Muenchener Rueckversicherungs-Gesellschaft AG	193,159	38,928,534
OSRAM Licht AG	101,539	4,286,935
ProSiebenSat.1 Media SE	250,099	13,132,787
RWE AG	535,808	6,164,894
SAP SE	1,089,077	85,827,755
Siemens AG	878,656	91,107,366
Symrise AG	130,311	8,819,756
Telefonica Deutschland Holding AG	517,622	2,910,010
ThyssenKrupp AG	396,971	8,449,181
TUI AG	537,474	8,920,529
United Internet AG	142,049	7,571,604
Volkswagen AG	30,905	4,613,808
Vonovia SE	475,737	14,744,892
Zalando SE, 144A*	96,100	3,259,245

		1,204,058,812

Hong Kong — 2.9%
AIA Group Ltd.	13,190,834	78,769,530
ASM Pacific Technology Ltd.	186,927	1,423,629
Bank of East Asia Ltd. (The)	1,322,300	4,724,053
BOC Hong Kong (Holdings) Ltd.	3,695,726	11,320,572
Cathay Pacific Airways Ltd.	1,216,211	2,145,853
Cheung Kong Infrastructure Holdings Ltd.	672,050	5,885,405
Cheung Kong Property Holdings Ltd.	3,003,702	19,583,171
CK Hutchison Holdings Ltd.	2,974,019	39,009,439
CLP Holdings Ltd.	2,017,079	16,857,879
First Pacific Co. Ltd.	354,033	220,088
Galaxy Entertainment Group Ltd.	2,132,287	6,270,260
Hang Lung Properties Ltd.	2,297,448	5,381,044
Hang Seng Bank Ltd.	887,038	16,073,985
Henderson Land Development Co. Ltd.	1,294,122	7,969,913
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	2,946,900	2,348,870
HKT Trust and HKT Ltd. (a)	2,946,239	3,731,509
Hong Kong and China Gas Co. Ltd.	7,402,409	14,530,908

	Number of Shares	Value
Hong Kong (Continued)
Hong Kong Exchanges & Clearing Ltd.	1,238,411	$32,264,221
Hongkong Land Holdings Ltd.	1,307,800	9,141,522
Hysan Development Co. Ltd.	354,291	1,496,499
Kerry Properties Ltd.	1,231,259	3,469,811
Li & Fung Ltd.	8,872,368	6,110,628
Link REIT (The)	2,413,826	14,678,871
Melco Crown Entertainment Ltd., ADR	211,600	3,438,500
MTR Corp. Ltd.	1,600,601	7,431,742
New World Development Co. Ltd.	5,378,201	5,354,998
Noble Group Ltd.	1,998,800	602,240
NWS Holdings Ltd.	1,154,997	1,620,745
PCCW Ltd.	3,228,660	1,952,991
Power Assets Holdings Ltd.	1,542,470	13,776,583
Shangri-La Asia Ltd.	2,423,131	2,253,290
Sino Land Co. Ltd.	5,070,644	7,520,833
SJM Holdings Ltd.	1,255,764	921,564
Sun Hung Kai Properties Ltd.	1,919,254	23,590,132
Swire Pacific Ltd., Class A	781,629	8,528,566
Swire Properties Ltd.	1,275,905	3,702,592
Techtronic Industries Co. Ltd.	1,527,727	6,196,856
WH Group Ltd., 144A*	6,467,120	3,336,383
Wharf Holdings Ltd. (The)	1,516,864	8,705,860
Wheelock & Co. Ltd.	1,002,400	4,331,027
Yue Yuen Industrial (Holdings) Ltd.	825,144	2,995,802

		409,668,364

Ireland — 0.9%
Bank of Ireland*	26,329,419	9,819,843
CRH PLC	879,194	25,870,122
Experian PLC	1,160,313	21,512,196
James Hardie Industries PLC CDI (c)	384,086	4,544,344
Kerry Group PLC, Class A	171,420	13,835,236
Shire PLC	679,297	47,532,477

		123,114,218

Israel — 0.7%
Azrieli Group	1,431	55,110
Bank Hapoalim BM	1,203,146	6,221,535
Bank Leumi Le-Israel BM*	1,467,807	5,303,979
Bezeq The Israeli Telecommunication Corp. Ltd.	2,112,062	4,549,753
Check Point Software Technologies Ltd.*	150,800	13,163,332
Delek Group Ltd.	10	2,253
Israel Chemicals Ltd.	566,313	2,847,985
Mizrahi Tefahot Bank Ltd.	34,870	412,598
Mobileye NV*	180,700	7,878,520
NICE Systems Ltd.	38,885	2,362,297
Taro Pharmaceutical Industries Ltd.*	16,700	2,418,661
Teva Pharmaceutical Industries Ltd.	965,422	59,124,009

		104,340,032

Italy — 2.2%
Assicurazioni Generali SpA	1,408,058	26,778,214
Atlantia SpA	443,752	11,721,114

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Banca Monte dei Paschi di Siena SpA*	1,988,033	$3,121,267
Banco Popolare SC*	414,502	5,977,889
Enel Green Power SpA	1,894,936	4,002,173
Enel SpA	7,917,000	34,914,164
Eni SpA	2,771,115	45,146,853
EXOR SpA	109,299	4,898,639
Finmeccanica SpA*(b)	446,607	6,469,214
Intesa Sanpaolo SpA	14,250,837	48,904,064
Intesa Sanpaolo SpA-RSP	1,308,859	4,112,656
Luxottica Group SpA	183,807	12,292,899
Mediobanca SpA	749,182	7,179,318
Prysmian SpA	228,395	4,995,115
Saipem SpA*(b)	371,306	3,209,031
Snam SpA (b)	2,176,226	11,059,555
Telecom Italia SpA*(b)	12,720,777	16,450,671
Telecom Italia SpA-RSP	5,917,862	6,815,220
Terna Rete Elettrica Nazionale SpA	1,603,143	7,893,084
UniCredit SpA	5,290,582	31,051,034
Unione di Banche Italiane SpA	1,026,521	6,984,612
UnipolSai SpA (b)	1,055,616	2,723,580

		306,700,366

Japan — 23.0%
ABC-Mart, Inc.	2,700	146,954
Acom Co. Ltd.*(b)	443,700	2,202,280
Aeon Co. Ltd.	705,400	10,944,874
AEON Financial Service Co. Ltd.	113,500	2,614,833
AEON Mall Co. Ltd.	126,700	2,176,852
AIR WATER, Inc.	134,000	2,174,915
AISIN SEIKI Co. Ltd.	220,800	8,842,762
Ajinomoto Co., Inc.	570,000	13,069,253
Alfresa Holdings Corp.	190,500	3,775,955
Alps Electric Co. Ltd.	185,400	5,828,578
Amada Holdings Co. Ltd.	282,900	2,785,335
ANA Holdings, Inc.	1,242,000	3,495,963
Aozora Bank Ltd.	1,326,000	4,674,931
Asahi Glass Co. Ltd.	1,037,000	6,099,009
Asahi Group Holdings Ltd.	437,400	13,715,386
Asahi Kasei Corp.	1,368,800	9,363,659
ASICS Corp.	177,400	4,052,387
Astellas Pharma, Inc.	2,360,700	33,243,489
Bandai Namco Holdings, Inc.	195,200	4,346,411
Bank of Kyoto Ltd. (The)	345,000	3,214,582
Bank of Yokohama Ltd. (The)	1,491,000	8,775,219
Benesse Holdings, Inc.	74,100	1,878,083
Bridgestone Corp.	714,400	25,418,944
Brother Industries Ltd.	255,600	3,058,479
Calbee, Inc.	81,200	3,357,498
Canon, Inc.	1,150,200	34,720,903
Casio Computer Co. Ltd.	219,600	4,843,331
Central Japan Railway Co. (b)	154,904	27,665,024
Chiba Bank Ltd. (The)	638,000	4,400,179
Chubu Electric Power Co., Inc.	701,600	9,680,484
Chugai Pharmaceutical Co. Ltd.	245,100	8,561,576
Chugoku Bank Ltd. (The)	178,200	2,471,059
Chugoku Electric Power Co., (The), Inc. (b)	314,400	4,027,691

	Number of Shares	Value
Japan (Continued)
Citizen Holdings Co. Ltd.	286,300	$2,116,434
Credit Saison Co. Ltd.	180,700	3,411,428
Dai Nippon Printing Co. Ltd.	511,000	4,993,769
Daicel Corp.	301,800	4,417,901
Daihatsu Motor Co. Ltd.	210,600	2,733,865
Dai-ichi Life Insurance Co. Ltd. (The)	1,182,104	20,453,952
Daiichi Sankyo Co. Ltd.	693,200	14,286,340
Daikin Industries Ltd. (b)	254,000	17,848,091
Daito Trust Construction Co. Ltd.	66,100	6,867,742
Daiwa House Industry Co. Ltd.	661,600	18,429,134
Daiwa Securities Group, Inc.	1,840,000	11,902,453
DENSO Corp.	538,000	25,667,539
Dentsu, Inc.	275,800	15,481,543
Don Quijote Holdings Co. Ltd.	135,300	5,358,144
East Japan Railway Co.	359,900	33,972,689
Eisai Co. Ltd. (b)	279,500	18,157,283
Electric Power Development Co. Ltd.	177,200	5,664,354
FamilyMart Co. Ltd.	65,800	2,934,541
FANUC Corp.	231,700	41,258,034
Fast Retailing Co. Ltd.	59,000	23,858,814
Fuji Electric Co. Ltd.	487,000	2,243,128
Fuji Heavy Industries Ltd.	663,000	27,403,282
FUJIFILM Holdings Corp.	518,800	21,013,297
Fujitsu Ltd.	2,063,600	10,420,258
Fukuoka Financial Group, Inc.	781,000	3,787,628
GungHo Online Entertainment, Inc. (b)	11,000	33,956
Gunma Bank Ltd. (The)	419,000	2,515,361
Hachijuni Bank Ltd. (The)	458,000	2,771,812
Hakuhodo DY Holdings, Inc.	255,800	2,747,097
Hamamatsu Photonics KK	158,400	3,969,651
Hankyu Hanshin Holdings, Inc.	1,315,700	8,422,190
Hikari Tsushin, Inc. (b)	1,300	93,566
Hino Motors Ltd.	282,700	3,433,278
Hirose Electric Co. Ltd.	30,320	3,689,631
Hiroshima Bank Ltd. (The)	561,000	3,190,089
Hisamitsu Pharmaceutical Co., Inc.	63,500	2,708,164
Hitachi Chemical Co. Ltd.	115,900	1,930,097
Hitachi Construction Machinery Co. Ltd. (b)	119,600	1,877,069
Hitachi High-Technologies Corp.	76,600	2,112,567
Hitachi Ltd.	5,356,000	31,613,888
Hitachi Metals Ltd.	235,100	3,048,088
Hokuhoku Financial Group, Inc.	1,288,000	2,730,853
Hokuriku Electric Power Co.	196,600	2,687,878
Honda Motor Co. Ltd.	1,806,800	58,739,347
Hoshizaki Electric Co. Ltd.	44,300	3,112,876
Hoya Corp. (b)	462,700	18,756,076
Hulic Co. Ltd.	309,100	2,837,392
Idemitsu Kosan Co. Ltd.	1,600	26,489
IHI Corp.	1,731,000	4,527,880
Iida Group Holdings Co. Ltd.	160,900	3,129,119
INPEX Corp. (b)	1,011,404	10,044,203
Isetan Mitsukoshi Holdings Ltd.	403,200	6,147,899
Isuzu Motors Ltd.	646,300	7,271,531
ITOCHU Corp.	1,720,800	20,996,276
Itochu Techno-Solutions Corp.	3,200	66,106

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Iyo Bank Ltd. (The)	264,500	$2,636,405
J. Front Retailing Co. Ltd.	259,500	4,281,434
Japan Airlines Co. Ltd.	136,800	4,678,538
Japan Airport Terminal Co. Ltd.	47,000	2,370,999
Japan Exchange Group, Inc.	551,800	8,651,292
Japan Post Bank Co. Ltd.*	440,158	6,221,567
Japan Post Holdings Co. Ltd.*	489,398	7,581,495
Japan Prime Realty Investment Corp. REIT	922	3,183,184
Japan Real Estate Investment Corp. REIT	1,603	7,630,853
Japan Retail Fund Investment Corp. REIT	2,649	5,067,746
Japan Tobacco, Inc.	1,233,300	44,182,396
JFE Holdings, Inc.	531,200	8,380,101
JGC Corp.	232,700	3,954,577
Joyo Bank Ltd. (The)	619,000	2,871,235
JSR Corp.	205,900	3,241,545
JTEKT Corp.	215,000	3,975,142
JX Holdings, Inc.	3,001,900	12,175,862
Kajima Corp.	853,000	4,684,224
Kakaku.com, Inc. (b)	157,600	3,006,050
Kamigumi Co. Ltd.	260,000	2,291,633
Kaneka Corp.	312,000	3,076,913
Kansai Electric Power Co., (The), Inc.*	993,800	11,140,894
Kansai Paint Co. Ltd.	245,500	3,872,957
Kao Corp.	574,400	29,447,916
Kawasaki Heavy Industries Ltd.	1,758,000	6,983,444
KDDI Corp.	1,957,530	48,628,162
Keihan Electric Railway Co. Ltd.	563,000	3,754,858
Keikyu Corp.	521,500	4,223,684
Keio Corp.	583,800	4,794,653
Keisei Electric Railway Co. Ltd.	309,000	3,710,008
Keyence Corp.	49,810	26,996,939
Kikkoman Corp.	149,000	4,908,164
Kintetsu Group Holdings Co. Ltd.	1,987,400	7,620,250
Kirin Holdings Co. Ltd.	992,800	13,964,526
Kobe Steel Ltd.	3,261,000	3,814,655
Koito Manufacturing Co. Ltd.	121,500	4,935,012
Komatsu Ltd.	1,011,500	16,729,602
Konami Holdings Corp.	103,700	2,426,968
Konica Minolta, Inc.	495,500	5,208,587
KOSE Corp.	33,000	3,452,803
Kubota Corp.	1,201,800	20,047,898
Kuraray Co. Ltd.	393,000	5,002,689
Kurita Water Industries Ltd.	116,800	2,521,020
Kyocera Corp.	400,100	18,548,909
Kyowa Hakko Kirin Co. Ltd.	233,000	4,105,418
Kyushu Electric Power Co., Inc.*	464,200	4,868,255
Kyushu Financial Group, Inc.*	374,900	2,850,580
Lawson, Inc.	65,800	4,997,807
LIXIL Group Corp.	285,100	6,665,457
M3, Inc.	219,610	4,831,063
Mabuchi Motor Co. Ltd.	55,200	3,179,269
Makita Corp.	154,700	8,784,346
Marubeni Corp.	2,009,100	11,130,838
Marui Group Co. Ltd.	242,200	3,592,666

	Number of Shares	Value
Japan (Continued)
Maruichi Steel Tube Ltd. (b)	2,900	$80,333
Mazda Motor Corp.	577,100	11,989,710
McDonald’s Holdings Co. Japan Ltd. (b)	62,200	1,510,788
Medipal Holdings Corp.	149,600	2,621,342
MEIJI Holdings Co. Ltd.	125,300	10,026,036
Minebea Co. Ltd.	291,000	3,193,672
Miraca Holdings, Inc.	60,500	2,688,343
Mitsubishi Chemical Holdings Corp.	1,481,900	9,711,200
Mitsubishi Corp.	1,503,500	25,306,677
Mitsubishi Electric Corp.	2,196,000	24,314,768
Mitsubishi Estate Co. Ltd.	1,330,000	27,977,539
Mitsubishi Gas Chemical Co., Inc.	430,000	2,329,894
Mitsubishi Heavy Industries Ltd.	3,830,200	19,605,272
Mitsubishi Logistics Corp.	128,000	1,789,504
Mitsubishi Materials Corp.	1,288,000	4,551,422
Mitsubishi Motors Corp.	990,800	8,821,420
Mitsubishi Tanabe Pharma Corp.	246,400	4,305,495
Mitsubishi UFJ Financial Group, Inc.	14,131,200	90,687,636
Mitsubishi UFJ Lease & Finance Co. Ltd.	540,700	2,841,859
Mitsui & Co. Ltd.	2,022,300	24,806,442
Mitsui Chemicals, Inc.	916,000	3,817,287
Mitsui Fudosan Co. Ltd.	1,048,000	26,425,605
Mitsui OSK Lines Ltd.	1,231,000	3,210,000
Mixi, Inc.	18,600	761,527
Mizuho Financial Group, Inc.	25,404,500	51,283,658
MS&AD Insurance Group Holdings, Inc.	545,400	15,382,850
Murata Manufacturing Co. Ltd.	229,400	35,593,339
Nabtesco Corp.	135,500	2,836,584
Nagoya Railroad Co. Ltd.	954,700	3,846,720
NEC Corp.	2,622,000	8,775,500
Nexon Co. Ltd.	143,500	2,276,649
NGK Insulators Ltd.	239,000	5,543,014
NGK Spark Plug Co. Ltd.	209,200	5,701,592
NH Foods Ltd.	175,000	3,382,006
NHK Spring Co. Ltd.	176,400	1,812,721
Nidec Corp.	239,900	18,548,889
Nikon Corp.	384,400	5,158,642
Nintendo Co. Ltd.	114,800	17,630,333
Nippon Building Fund, Inc. REIT	1,585	7,480,788
Nippon Electric Glass Co. Ltd.	443,000	2,457,912
Nippon Express Co. Ltd.	774,000	3,495,890
Nippon Paint Holdings Co. Ltd.	154,900	3,881,937
Nippon Prologis REIT, Inc.	1,577	2,765,835
Nippon Steel & Sumitomo Metal Corp.	828,700	16,644,685
Nippon Telegraph & Telephone Corp.	814,800	30,215,776
Nippon Yusen KK	1,935,000	5,030,057
Nissan Motor Co. Ltd.	2,708,400	28,921,136
Nisshin Seifun Group, Inc.	231,200	3,632,338
Nissin Foods Holdings Co. Ltd.	72,400	3,675,873
Nitori Holdings Co. Ltd.	67,800	5,584,825
Nitto Denko Corp.	182,800	12,319,324
NOK Corp.	105,900	2,856,117
Nomura Holdings, Inc.	4,086,600	24,240,742

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nomura Real Estate Holdings, Inc.	135,600	$2,655,821
Nomura Real Estate Master Fund, Inc. REIT*	3,760	4,535,825
Nomura Research Institute Ltd.	143,310	5,419,237
NSK Ltd.	519,400	6,535,748
NTT Data Corp.	161,300	7,861,901
NTT DOCOMO, Inc.	1,652,792	31,256,700
NTT Urban Development Corp.	1,800	17,547
Obayashi Corp.	655,000	6,049,838
OBIC Co. Ltd.	72,000	3,831,032
Odakyu Electric Railway Co. Ltd.	570,500	5,802,323
Oji Holdings Corp.	871,600	3,780,946
Olympus Corp.	296,400	11,822,291
Omron Corp.	224,500	8,252,335
Ono Pharmaceutical Co. Ltd.	91,800	14,698,440
Oracle Corp. Japan	42,500	2,071,487
Oriental Land Co. Ltd.	213,100	12,112,597
ORIX Corp.	1,450,100	20,926,910
Osaka Gas Co. Ltd.	2,052,000	7,619,571
OTSUKA Corp.	57,700	2,892,031
Otsuka Holdings Co. Ltd.	441,300	14,619,183
Panasonic Corp. (b)	2,418,000	27,450,487
Park24 Co. Ltd. (b)	122,500	2,487,815
Rakuten, Inc.	1,007,300	12,699,672
Recruit Holdings Co. Ltd.	158,700	4,956,958
Resona Holdings, Inc.	2,448,100	11,948,160
Ricoh Co. Ltd.	1,003,100	10,283,608
Rinnai Corp.	41,100	3,679,301
ROHM Co. Ltd.	134,100	7,211,552
Ryohin Keikaku Co. Ltd.	26,000	5,609,748
Sankyo Co. Ltd.	54,800	2,167,961
Sanrio Co. Ltd. (b)	2,900	69,261
Santen Pharmaceutical Co. Ltd.	431,300	6,839,136
SBI Holdings, Inc.	233,900	2,650,613
Secom Co. Ltd.	233,500	16,003,570
Sega Sammy Holdings, Inc.	210,500	2,274,289
Seibu Holdings, Inc.	133,200	2,811,158
Seiko Epson Corp.	301,100	4,742,753
Sekisui Chemical Co. Ltd.	365,000	4,349,756
Sekisui House Ltd.	653,100	11,043,279
Seven & i Holdings Co. Ltd.	811,600	36,393,436
Seven Bank Ltd.	1,003,100	4,392,128
Shikoku Electric Power Co., Inc.	203,100	2,908,735
Shimadzu Corp.	254,000	4,110,219
Shimamura Co. Ltd.	24,500	2,987,368
Shimano, Inc.	87,700	13,016,076
Shimizu Corp.	597,000	5,009,756
Shin-Etsu Chemical Co. Ltd.	474,800	26,856,478
Shinsei Bank Ltd.	1,964,000	3,733,355
Shionogi & Co. Ltd.	310,000	13,664,175
Shiseido Co. Ltd.	413,900	9,903,675
Shizuoka Bank Ltd. (The)	485,000	4,739,683
Showa Shell Sekiyu KK	209,500	1,846,527
SMC Corp.	59,500	15,766,775
SoftBank Group Corp.	1,064,600	56,533,633
Sohgo Security Services Co. Ltd.	68,100	3,274,996
Sompo Japan Nipponkoa Holdings, Inc.	409,500	12,624,310

	Number of Shares	Value
Japan (Continued)
Sony Corp.	1,378,100	$35,566,399
Sony Financial Holdings, Inc.	188,000	3,463,721
Stanley Electric Co. Ltd.	151,100	3,344,821
Sumitomo Chemical Co. Ltd.	1,820,000	10,438,018
Sumitomo Corp.	1,230,100	13,065,441
Sumitomo Dainippon Pharma Co. Ltd.	177,000	2,129,464
Sumitomo Electric Industries Ltd.	996,100	14,176,825
Sumitomo Heavy Industries Ltd.	611,000	2,898,651
Sumitomo Metal Mining Co. Ltd.	550,000	6,201,462
Sumitomo Mitsui Financial Group, Inc.	1,443,200	55,066,697
Sumitomo Mitsui Trust Holdings, Inc.	4,091,000	15,619,578
Sumitomo Realty & Development Co. Ltd.	397,100	12,071,066
Sumitomo Rubber Industries Ltd.	187,200	2,527,428
Suntory Beverage & Food Ltd.	173,000	6,752,762
Suruga Bank Ltd.	198,300	4,014,327
Suzuken Co. Ltd.	74,210	2,896,662
Suzuki Motor Corp.	436,500	13,421,223
Sysmex Corp.	162,800	10,170,041
T&D Holdings, Inc.	638,700	8,950,102
Taiheiyo Cement Corp.	1,347,000	4,158,083
Taisei Corp.	1,398,000	8,619,675
Taisho Pharmaceutical Holdings Co. Ltd.	35,134	2,380,321
Taiyo Nippon Sanso Corp.	13,600	130,034
Takashimaya Co. Ltd.	314,000	2,861,966
Takeda Pharmaceutical Co. Ltd.	876,000	42,576,020
TDK Corp.	158,500	11,395,004
Teijin Ltd.	1,048,000	3,728,871
Terumo Corp.	319,200	10,190,544
THK Co. Ltd.	134,000	2,671,292
Tobu Railway Co. Ltd.	1,109,000	5,405,361
Toho Co. Ltd.	119,800	3,187,206
Toho Gas Co. Ltd.	452,000	2,808,936
Tohoku Electric Power Co., Inc.	488,100	5,733,490
Tokio Marine Holdings, Inc.	754,000	27,807,961
Tokyo Electric Power Co., Inc.*(b)	2,011,500	12,320,642
Tokyo Electron Ltd.	202,600	13,492,403
Tokyo Gas Co. Ltd.	2,530,400	12,088,775
Tokyo Tatemono Co. Ltd.	226,000	2,715,305
Tokyu Corp.	1,414,600	10,997,337
Tokyu Fudosan Holdings Corp.	555,600	3,741,612
TonenGeneral Sekiyu KK	318,000	3,068,920
Toppan Printing Co. Ltd. (b)	529,000	4,641,105
Toray Industries, Inc.	1,497,200	13,609,803
Toshiba Corp.*(b)	4,682,000	11,444,466
TOTO Ltd.	121,500	4,194,760
Toyo Seikan Group Holdings Ltd.	151,500	2,982,002
Toyo Suisan Kaisha Ltd.	96,900	3,463,526
Toyoda Gosei Co. Ltd.	72,300	1,719,107
Toyota Industries Corp.	194,700	10,328,115
Toyota Motor Corp.	3,030,200	188,482,871
Toyota Tsusho Corp.	239,800	5,625,852
Trend Micro, Inc.	106,900	4,359,366
Unicharm Corp.	426,700	8,998,483

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Japan (Continued)
United Urban Investment Corp. REIT (b)	2,839	$3,782,258
USS Co. Ltd.	242,900	3,861,538
West Japan Railway Co.	192,900	12,183,570
Yahoo Japan Corp.	2,013,100	8,291,159
Yakult Honsha Co. Ltd.	80,100	3,956,198
Yamada Denki Co. Ltd.	736,900	3,316,349
Yamaguchi Financial Group, Inc. (b)	221,400	2,568,312
Yamaha Corp.	195,700	4,928,270
Yamaha Motor Co. Ltd.	280,300	6,842,417
Yamato Holdings Co. Ltd.	402,800	7,702,609
Yamazaki Baking Co. Ltd.	123,000	2,313,119
Yaskawa Electric Corp.	258,800	3,416,328
Yokogawa Electric Corp.	250,500	2,991,349
Yokohama Rubber Co. Ltd. (The)	113,500	1,951,905

		3,204,383,389

Jersey Island — 0.0%
Randgold Resources Ltd.	101,086	6,153,736

Luxembourg — 0.2%
ArcelorMittal (b)	1,316,578	6,457,141
Millicom International Cellular SA SDR (b)	88,682	5,216,110
RTL Group SA	42,947	3,757,091
SES SA FDR	361,894	10,044,539
Tenaris SA	534,129	7,014,648

		32,489,529

Macau — 0.1%
MGM China Holdings Ltd.	365,030	480,213
Sands China Ltd.	2,280,528	7,706,225
Wynn Macau Ltd. (b)	1,607,544	2,000,761

		10,187,199

Mexico — 0.0%
Fresnillo PLC (e)	351,708	3,787,388

Netherlands — 3.6%
Aegon NV	2,347,701	14,376,717
AerCap Holdings NV*	197,600	8,978,944
Akzo Nobel NV	267,352	19,015,866
Altice NV, Class A*(b)	404,371	6,212,022
Altice NV, Class B*	82,960	1,289,786
ASML Holding NV	376,898	34,831,447
Gemalto NV	93,649	5,908,966
Heineken Holding NV	109,683	8,628,810
Heineken NV	250,599	22,282,998
ING Groep NV	4,325,421	59,387,252
Koninklijke Ahold NV	1,031,815	22,446,402
Koninklijke Boskalis Westminster NV	101,448	4,514,612
Koninklijke DSM NV	227,076	11,553,170
Koninklijke KPN NV	3,654,322	13,903,319
Koninklijke Philips NV	1,083,466	29,625,666
Koninklijke Vopak NV	70,294	3,050,223
NN Group NV	261,921	8,946,735
NXP Semiconductors NV*	265,900	24,851,014
OCI NV*(b)	109,345	2,760,543
QIAGEN NV*	260,550	6,919,242

	Number of Shares	Value
Netherlands (Continued)
Randstad Holding NV	137,909	$8,624,412
Royal Dutch Shell PLC, Class A	4,341,915	107,441,094
Royal Dutch Shell PLC, Class B	2,738,245	68,129,294
TNT Express NV	476,088	3,878,200
Wolters Kluwer NV	327,905	11,330,544

		508,887,278

New Zealand — 0.2%
Auckland International Airport Ltd.	1,297,057	4,507,998
Contact Energy Ltd.	1,275,127	4,179,974
Fletcher Building Ltd.	729,779	3,501,948
Meridian Energy Ltd.	1,347,568	2,057,925
Mighty River Power Ltd.	36,583	69,834
Ryman Healthcare Ltd.	311,360	1,608,878
Spark New Zealand Ltd.	2,290,602	5,028,474

		20,955,031

Norway — 0.6%
DNB ASA	1,055,639	13,896,140
Gjensidige Forsikring ASA	121,037	1,954,018
Norsk Hydro ASA	1,429,033	5,525,025
Orkla ASA	819,993	6,661,432
Schibsted ASA, Class A	84,100	3,053,150
Schibsted ASA, Class B*	99,100	3,455,167
Statoil ASA	1,248,118	19,302,237
Telenor ASA	962,790	16,784,057
Yara International ASA	213,165	9,867,762

		80,498,988

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*(b)	38,804,277	2,074,525
Banco Espirito Santo SA*	163,078	0
EDP — Energias de Portugal SA	2,440,625	8,135,588
Galp Energia SGPS SA	363,316	3,865,472
Jeronimo Martins SGPS SA	311,069	4,316,934

		18,392,519

Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT	2,272,000	3,849,619
CapitaLand Commercial Trust REIT	933,600	867,049
CapitaLand Ltd.	3,915,100	8,382,264
CapitaLand Mall Trust REIT	2,693,200	3,637,266
City Developments Ltd.	745,500	3,879,317
ComfortDelGro Corp. Ltd.	2,912,000	6,048,818
DBS Group Holdings Ltd.	1,952,600	22,840,665
Genting Singapore PLC	9,153,500	4,931,878
Global Logistic Properties Ltd.	3,443,500	4,809,255
Golden Agri-Resources Ltd.	7,845,900	2,002,427
Hutchison Port Holdings Trust, Class U.	6,118,709	3,304,103
Jardine Cycle & Carriage Ltd.	129,300	2,928,741
Keppel Corp. Ltd.	1,577,800	7,326,638
Oversea-Chinese Banking Corp. Ltd.	3,231,100	19,860,081
Sembcorp Industries Ltd.	911,900	2,101,078
Sembcorp Marine Ltd. (b)	947,800	1,384,189
Singapore Airlines Ltd.	581,500	4,188,465

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Singapore Exchange Ltd.	917,200	$4,902,831
Singapore Press Holdings Ltd.	1,776,200	5,062,085
Singapore Technologies Engineering Ltd.	1,007,200	2,042,176
Singapore Telecommunications Ltd.	8,599,700	23,350,360
StarHub Ltd.	771,300	1,984,913
Suntec Real Estate Investment Trust REIT	2,649,000	2,882,716
United Overseas Bank Ltd.	1,420,000	19,519,904
UOL Group Ltd.	531,100	2,300,536
Wilmar International Ltd.	2,105,900	4,269,876

		168,657,250

South Africa — 0.1%
Investec PLC	738,788	6,286,658
Mondi PLC	412,383	9,589,580

		15,876,238

Spain — 3.3%
Abertis Infraestructuras SA	575,285	8,907,533
ACS Actividades de Construccion y Servicios SA	198,034	6,458,995
Aena SA, 144A*	74,846	8,489,052
Amadeus IT Holding SA, Class A	522,888	20,973,970
Banco Bilbao Vizcaya Argentaria SA	6,876,522	57,076,702
Banco de Sabadell SA	5,602,296	10,340,642
Banco Popular Espanol SA	2,079,928	7,328,797
Banco Santander SA	16,019,540	87,470,398
Bankia SA	5,154,707	6,459,178
Bankinter SA	695,099	5,031,404
CaixaBank SA	2,721,850	9,970,262
Distribuidora Internacional de Alimentacion SA*	647,847	4,095,246
Enagas SA	234,053	6,975,990
Endesa SA	348,705	7,213,722
Ferrovial SA	470,312	11,140,642
Gas Natural SDG SA	381,363	8,249,945
Grifols SA	164,902	7,826,259
Iberdrola SA	6,096,089	42,708,949
Industria de Diseno Textil SA	1,172,845	42,205,964
Mapfre SA	1,460,709	4,007,968
Red Electrica Corp. SA	116,787	10,019,340
Repsol SA	1,277,533	16,662,946
Telefonica SA (b)	4,906,072	60,517,275
Zardoya Otis SA (b)	269,793	3,263,809

		453,394,988

Sweden — 3.0%
Alfa Laval AB	445,206	8,233,590
Assa Abloy AB, Class B	1,081,287	22,997,402
Atlas Copco AB, Class A	722,243	19,360,730
Atlas Copco AB, Class B	495,195	12,252,411
Boliden AB	402,208	7,392,275
Electrolux AB, Series B	323,564	9,497,166
Getinge AB, Class B (b)	227,389	5,756,552
Hennes & Mauritz AB, Class B	1,020,825	37,863,387
Hexagon AB, Class B	332,978	12,083,233
Husqvarna AB, Class B	780,769	5,089,169

	Number of Shares	Value
Sweden (Continued)
ICA Gruppen AB (b)	61,696	$2,173,062
Industrivarden AB, Class C	127,388	2,281,410
Investment AB Kinnevik, Class B	274,322	8,438,693
Investor AB, Class B	517,910	19,738,275
Lundin Petroleum AB*(b)	319,624	5,112,196
Nordea Bank AB	3,474,563	38,503,120
Sandvik AB (b)	1,435,366	14,869,100
Securitas AB, Class B	291,930	4,455,030
Skandinaviska Enskilda Banken AB, Class A	1,652,118	17,569,073
Skanska AB, Class B	462,128	9,198,264
SKF AB, Class B	505,437	8,814,347
Svenska Cellulosa AB SCA, Class B	628,126	18,119,712
Svenska Handelsbanken AB, Class A	1,621,455	21,825,634
Swedbank AB, Class A	1,009,001	22,350,775
Swedish Match AB	212,102	7,317,468
Tele2 AB, Class B	472,198	4,807,629
Telefonaktiebolaget LM Ericsson, Class B	3,285,213	31,997,850
TeliaSonera AB	3,225,486	15,831,945
Volvo AB, Class B	1,674,682	17,319,397

		411,248,895

Switzerland — 9.5%
ABB Ltd.*	2,476,276	46,957,423
Actelion Ltd.*	111,884	15,713,892
Adecco SA*	183,764	12,574,219
Aryzta AG*	83,751	3,934,185
Baloise Holding AG	51,200	6,220,537
Barry Callebaut AG*	2,408	2,504,311
Chocoladefabriken Lindt & Spruengli AG	93	6,715,687
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,337	8,063,454
Cie Financiere Richemont SA	579,302	43,355,449
Coca-Cola HBC AG CDI*	160,295	3,889,261
Credit Suisse Group AG*	1,951,464	41,955,954
Dufry AG*(b)	43,737	5,233,051
EMS-Chemie Holding AG	9,413	3,838,026
Galenica AG	4,400	6,432,036
Geberit AG	41,041	13,726,207
Givaudan SA*	10,060	18,157,574
Glencore PLC*	12,928,902	18,831,485
Julius Baer Group Ltd.*	227,243	10,875,682
Kuehne + Nagel International AG	61,318	8,290,163
LafargeHolcim Ltd.*	476,261	25,459,839
Lonza Group AG*	61,254	9,680,615
Nestle SA	3,522,579	261,407,306
Novartis AG	2,521,406	215,539,348
Pargesa Holding SA	33,385	2,097,818
Partners Group Holding AG	20,217	7,300,010
Roche Holding AG	778,511	208,465,549
Schindler Holding AG	22,430	3,677,835
Schindler Holding AG Participation Certificates	51,210	8,426,742
SGS SA	6,170	11,802,070
Sika AG	2,384	8,075,269
Sonova Holding AG	61,250	7,727,317

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
STMicroelectronics NV	703,547	$5,112,624
Sulzer AG (b)	20,380	2,127,435
Swatch Group AG (The) — Bearer (b)	40,946	14,398,856
Swatch Group AG (The) — Registered	48,057	3,166,900
Swiss Life Holding AG*	35,023	8,833,619
Swiss Prime Site AG*	61,251	4,581,100
Swiss Re AG	381,371	36,344,877
Swisscom AG	30,441	15,000,814
Syngenta AG	103,959	38,325,945
Transocean Ltd. (b)	394,571	5,695,076
UBS Group AG	4,051,702	77,777,241
Wolseley PLC	291,332	16,910,305
Zurich Insurance Group AG*	167,806	44,183,939

		1,319,387,045

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	12,739	79,173

United Kingdom — 18.2%
3i Group PLC	1,254,531	9,494,432
Aberdeen Asset Management PLC	958,694	4,611,758
Admiral Group PLC	232,644	5,679,713
Aggreko PLC	284,451	4,305,515
Amec Foster Wheeler PLC	388,580	2,548,123
Anglo American PLC	1,531,646	9,426,738
ARM Holdings PLC	1,602,571	27,129,084
Ashtead Group PLC	567,830	9,364,487
Associated British Foods PLC	385,056	20,564,311
AstraZeneca PLC	1,396,948	94,729,557
Auto Trader Group PLC, 144A*	834,700	5,107,740
Aviva PLC	4,743,194	36,539,960
Babcock International Group PLC	334,243	5,391,422
BAE Systems PLC	3,447,359	26,816,888
Barclays PLC	18,420,248	61,921,463
Barratt Developments PLC	1,113,697	10,080,755
BG Group PLC	3,710,720	57,647,299
BP PLC	20,266,024	117,587,929
British American Tobacco PLC	2,065,768	120,342,645
British Land Co. PLC REIT	1,134,969	14,256,128
BT Group PLC	9,066,482	67,790,036
Bunzl PLC	364,603	10,543,214
Burberry Group PLC	514,297	9,643,504
Capita PLC	699,886	13,408,060
Centrica PLC	5,343,983	17,553,846
CNH Industrial NV	1,005,064	7,396,111
Cobham PLC	1,167,093	5,333,012
Compass Group PLC	1,836,383	31,916,894
Croda International PLC	152,041	6,567,369
Diageo PLC	2,759,709	79,386,782
Direct Line Insurance Group PLC	1,351,977	8,385,080
Dixons Carphone PLC	898,574	6,559,616
easyJet PLC	176,290	4,388,864
Fiat Chrysler Automobiles NV*	921,713	13,166,216
G4S PLC	1,654,143	5,652,741
GKN PLC	1,816,117	8,219,395
GlaxoSmithKline PLC	5,406,303	110,370,103
Hammerson PLC REIT	754,316	6,935,704
Hargreaves Lansdown PLC	259,552	5,848,002

	Number of Shares	Value
United Kingdom (Continued)
HSBC Holdings PLC	21,677,346	$172,871,586
ICAP PLC	558,589	4,282,148
IMI PLC	284,612	4,089,339
Imperial Tobacco Group PLC	1,060,686	57,317,972
Inmarsat PLC	466,782	7,838,636
InterContinental Hotels Group PLC	274,274	10,558,374
International Consolidated Airlines Group SA*	1,133,391	9,660,072
Intertek Group PLC	180,000	7,663,900
Intu Properties PLC REIT	972,806	4,739,713
ITV PLC	3,873,614	15,810,193
J Sainsbury PLC (b)	1,308,931	5,003,339
Johnson Matthey PLC	248,697	10,600,065
Kingfisher PLC	2,549,789	13,571,328
Land Securities Group PLC REIT	852,970	15,814,059
Legal & General Group PLC	6,634,793	27,129,935
Lloyds Banking Group PLC	64,044,424	70,374,884
London Stock Exchange Group PLC	347,610	13,873,616
Marks & Spencer Group PLC	1,785,975	13,516,461
Meggitt PLC	854,382	4,988,838
Melrose Industries PLC	1,104,162	4,825,938
Merlin Entertainments PLC, 144A	766,770	4,725,549
National Grid PLC	4,235,899	59,062,839
Next PLC	172,624	20,591,022
Old Mutual PLC	5,480,550	17,251,306
Pearson PLC	1,060,283	13,190,261
Persimmon PLC*	349,259	10,073,211
Petrofac Ltd.	292,833	3,638,526
Provident Financial PLC	163,400	8,790,530
Prudential PLC	2,849,181	66,061,933
Reckitt Benckiser Group PLC	692,966	65,020,681
RELX NV	1,138,853	19,715,268
RELX PLC	1,239,979	22,372,921
Rexam PLC	758,478	6,619,847
Rio Tinto Ltd.	504,801	16,760,500
Rio Tinto PLC	1,389,480	46,216,946
Rolls-Royce Holdings PLC*	2,129,130	19,448,429
Rolls-Royce Holdings PLC — Entitlement*	198,656,285	299,195
Royal Bank of Scotland Group PLC*	3,516,275	16,014,602
Royal Mail PLC	998,684	7,311,479
RSA Insurance Group PLC	1,107,435	7,337,088
SABMiller PLC	1,054,243	64,011,637
Sage Group PLC (The)	1,114,816	9,847,427
Schroders PLC	122,167	5,512,483
Segro PLC REIT	780,882	5,188,866
Severn Trent PLC	272,692	9,248,948
Sky PLC	1,124,698	18,734,521
Smith & Nephew PLC	992,324	16,813,478
Smiths Group PLC	418,016	6,503,464
Sports Direct International PLC*	272,842	3,003,863
SSE PLC	1,104,777	23,860,268
St James’s Place PLC	563,695	8,625,602
Standard Chartered PLC	3,556,837	29,848,782
Standard Life PLC	2,159,088	13,543,686
Tate & Lyle PLC	660,719	5,871,112
Taylor Wimpey PLC	3,652,365	10,704,553

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Tesco PLC*	9,012,090	$22,694,119
Travis Perkins PLC	271,626	8,316,877
Unilever NV	1,805,230	79,201,014
Unilever PLC	1,389,894	59,324,361
United Utilities Group PLC	712,264	10,367,986
Vodafone Group PLC	29,507,761	99,659,855
Weir Group PLC (The)	282,597	5,115,918
Whitbread PLC	197,967	13,560,160
William Hill PLC	939,467	5,059,768
Wm Morrison Supermarkets PLC (b)	2,349,865	5,397,148
WPP PLC	1,436,302	33,205,168

		2,540,864,089

United States — 0.1%
Carnival PLC	204,213	10,657,079

TOTAL COMMON STOCKS (Cost $14,780,823,056)		13,830,864,284

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	59,076	4,952,752
FUCHS PETROLUB SE	78,748	3,729,481
Henkel AG & Co. KGaA	193,207	21,944,206
Porsche Automobil Holding SE	160,059	8,401,373
Volkswagen AG	205,701	28,590,109

		67,617,921

TOTAL PREFERRED STOCKS (Cost $92,706,136)		67,617,921

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group*, expires 12/31/15	112,073	48,631

Italy — 0.0%
Unione di Banche Italiane SpA*, expires 01/30/16	1,033,209	0

Spain — 0.0%
Telefonica SA*(b), expires 12/31/15	4,938,024	1,789,517

Switzerland — 0.0%
Credit Suisse Group AG*, expires 12/31/15	1,682,698	1,030,373

United Kingdom — 0.0%
Standard Chartered PLC*, expires 12/31/15	779,497	1,068,335

TOTAL RIGHTS (Cost $1,814,619)		3,936,856

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.3%
Daily Assets Fund, 0.20% (f)(g) (Cost $324,932,268)	324,932,268	$324,932,268

TOTAL INVESTMENTS — 102.0% (Cost $15,200,276,079)†		$14,227,351,329
Other assets and liabilities, net — (2.0%)		(277,879,413)

NET ASSETS — 100.0%		$13,949,471,916

*	Non-income producing security.
†	The cost for federal income tax purposes was $15,226,830,458. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $999,479,129. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $329,986,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,329,465,300.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $276,474,946, which is 2.0% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Listed on London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt.
CDI:	Chess Depositary Interest.
FDR:	Fiduciary Depositary Receipt.
REIT:	Real Estate Investment Trust.
RSP:	Risparmio (Convertible Savings Shares).
SDR:	Swedish Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following open futures contracts purchased:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI EAFE Index	20	$1,744,000	12/18/2015	$46,900

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	CHF	8,185,000	USD	8,300,678	$345,194
Bank of Montreal	12/2/2015	CHF	100,453,000	USD	101,987,297	4,351,101
Bank of Montreal	12/2/2015	CHF	207,523,600	USD	210,703,966	8,999,538
Canadian Imperial Bank of Commerce	12/2/2015	CHF	195,363,600	USD	198,353,783	8,468,377
Canadian Imperial Bank of Commerce	12/2/2015	CHF	520,000	USD	510,079	4,660
JP Morgan & Chase Co.	12/2/2015	CHF	264,376,881	USD	268,414,643	11,451,158
RBC Capital Markets	12/2/2015	CHF	100,233,400	USD	101,770,232	4,347,479
RBC Capital Markets	12/2/2015	CHF	520,000	USD	510,101	4,682
State Street Bank & Trust Co.	12/2/2015	CHF	303,897,500	USD	308,556,706	13,180,801
The Bank of New York Mellon	12/2/2015	CHF	1,100	USD	1,117	48
The Bank of New York Mellon	12/2/2015	CHF	6,093,400	USD	5,994,314	71,779
The Bank of New York Mellon	12/2/2015	CHF	6,465,900	USD	6,564,232	279,643
The Bank of Nova Scotia	12/2/2015	CHF	108,205,100	USD	109,862,932	4,692,013
Bank of Montreal	12/2/2015	DKK	264,827,900	USD	39,251,615	1,746,159
Bank of Montreal	12/2/2015	DKK	13,242,000	USD	1,957,222	81,864
Bank of Montreal	12/2/2015	DKK	57,352,000	USD	8,500,030	377,726
Canadian Imperial Bank of Commerce	12/2/2015	DKK	244,732,300	USD	36,272,705	1,613,228
Canadian Imperial Bank of Commerce	12/2/2015	DKK	657,000	USD	93,822	776
JP Morgan & Chase Co.	12/2/2015	DKK	406,823,500	USD	60,296,947	2,681,790
RBC Capital Markets	12/2/2015	DKK	657,000	USD	93,831	785
RBC Capital Markets	12/2/2015	DKK	130,303,600	USD	19,312,626	858,770
State Street Bank & Trust Co.	12/2/2015	DKK	327,936,000	USD	48,606,514	2,163,563
The Bank of New York Mellon	12/2/2015	DKK	19,465,900	USD	2,885,150	128,350
The Bank of New York Mellon	12/2/2015	DKK	2,100	USD	302	5
The Bank of Nova Scotia	12/2/2015	DKK	25,112,100	USD	3,555,142	(1,284)
The Bank of Nova Scotia	12/2/2015	DKK	149,931,700	USD	22,222,310	988,683
Bank of Montreal	12/2/2015	EUR	604,141,682	USD	667,588,641	29,284,946
Bank of Montreal	12/2/2015	EUR	30,208,000	USD	33,289,216	1,373,064
Canadian Imperial Bank of Commerce	12/2/2015	EUR	433,480,000	USD	478,995,400	21,003,683
Canadian Imperial Bank of Commerce	12/2/2015	EUR	1,576,500	USD	1,679,280	13,635
Canadian Imperial Bank of Commerce	12/2/2015	EUR	665,874,504	USD	735,811,303	32,284,020
JP Morgan & Chase Co.	12/2/2015	EUR	802,191,041	USD	886,399,441	38,847,417
RBC Capital Markets	12/2/2015	EUR	1,576,500	USD	1,679,360	13,715
RBC Capital Markets	12/2/2015	EUR	96,469,016	USD	106,601,639	4,677,651
State Street Bank & Trust Co.	12/2/2015	EUR	988,362,000	USD	1,092,181,521	47,931,248
The Bank of New York Mellon	12/2/2015	EUR	3,014,900	USD	3,323,686	138,304
The Bank of Nova Scotia	12/2/2015	EUR	337,810,300	USD	373,288,827	16,376,584
The Bank of Nova Scotia	12/2/2015	EUR	39,743,000	USD	41,974,569	(15,753)
Bank of Montreal	12/2/2015	GBP	180,373,500	USD	278,517,246	6,858,135
Bank of Montreal	12/2/2015	GBP	17,621,000	USD	27,240,462	701,613
Canadian Imperial Bank of Commerce	12/2/2015	GBP	355,516,500	USD	548,958,360	13,517,753
Canadian Imperial Bank of Commerce	12/2/2015	GBP	686,500	USD	1,045,639	11,707
JP Morgan & Chase Co.	12/2/2015	GBP	379,042,312	USD	585,262,177	14,389,529
RBC Capital Markets	12/2/2015	GBP	143,463,000	USD	221,524,374	5,455,877
RBC Capital Markets	12/2/2015	GBP	686,500	USD	1,045,702	11,770
State Street Bank & Trust Co.	12/2/2015	GBP	280,097,000	USD	432,504,780	10,652,889
State Street Bank & Trust Co.	12/2/2015	GBP	144,765,000	USD	223,506,882	5,477,453
The Bank of Nova Scotia	12/2/2015	GBP	363,445,500	USD	561,201,648	13,819,236
The Bank of Nova Scotia	12/2/2015	GBP	9,978,300	USD	15,020,335	(7,904)
Bank of Montreal	12/2/2015	HKD	315,944,000	USD	40,767,020	18,192
Canadian Imperial Bank of Commerce	12/2/2015	HKD	912,808,948	USD	117,790,159	60,768
JP Morgan & Chase Co.	12/2/2015	HKD	697,213,000	USD	89,967,611	44,674
RBC Capital Markets	12/2/2015	HKD	27,524,000	USD	3,551,715	1,811
State Street Bank & Trust Co.	12/2/2015	HKD	861,854,000	USD	111,215,219	57,734
The Bank of New York Mellon	12/2/2015	HKD	388,663,900	USD	50,152,834	24,968
The Bank of New York Mellon	12/2/2015	HKD	20,231,900	USD	2,610,802	1,396

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/2/2015	HKD	100,168,500	USD	12,925,602	$6,385
Bank of Montreal	12/2/2015	ILS	15,460,000	USD	4,002,734	9,501
Bank of Montreal	12/2/2015	ILS	930,000	USD	240,678	464
Bank of Montreal	12/2/2015	ILS	58,149,000	USD	15,056,823	37,258
Canadian Imperial Bank of Commerce	12/2/2015	ILS	126,500	USD	32,438	(236)
Canadian Imperial Bank of Commerce	12/2/2015	ILS	51,017,800	USD	13,210,031	32,415
JP Morgan & Chase Co.	12/2/2015	ILS	63,411,000	USD	16,420,080	41,369
RBC Capital Markets	12/2/2015	ILS	126,500	USD	32,439	(235)
RBC Capital Markets	12/2/2015	ILS	25,311,700	USD	6,553,927	16,055
State Street Bank & Trust Co.	12/2/2015	ILS	67,482,800	USD	17,473,220	42,785
The Bank of New York Mellon	12/2/2015	ILS	10,925,600	USD	2,829,044	7,022
The Bank of Nova Scotia	12/2/2015	ILS	28,274,800	USD	7,321,398	18,173
Bank of Montreal	12/2/2015	NOK	55,641,000	USD	6,571,936	169,464
Bank of Montreal	12/2/2015	NOK	9,069,000	USD	1,069,785	26,238
Canadian Imperial Bank of Commerce	12/2/2015	NOK	281,000	USD	32,367	33
Canadian Imperial Bank of Commerce	12/2/2015	NOK	117,630,700	USD	13,894,238	358,765
JP Morgan & Chase Co.	12/2/2015	NOK	150,672,500	USD	17,796,735	459,225
RBC Capital Markets	12/2/2015	NOK	132,571,300	USD	15,659,214	404,564
RBC Capital Markets	12/2/2015	NOK	281,000	USD	32,370	36
State Street Bank & Trust Co.	12/2/2015	NOK	185,971,000	USD	21,966,808	567,587
The Bank of Nova Scotia	12/2/2015	NOK	2,543,800	USD	292,997	288
The Bank of Nova Scotia	12/2/2015	NOK	63,076,900	USD	7,450,526	192,424
Bank of Montreal	12/2/2015	SEK	262,585,000	USD	30,942,699	835,955
Bank of Montreal	12/2/2015	SEK	26,233,000	USD	3,085,736	77,986
Canadian Imperial Bank of Commerce	12/2/2015	SEK	1,455,000	USD	166,722	(102)
Canadian Imperial Bank of Commerce	12/2/2015	SEK	729,960,200	USD	86,021,073	2,327,317
JP Morgan & Chase Co.	12/2/2015	SEK	745,107,500	USD	87,807,429	2,376,956
RBC Capital Markets	12/2/2015	SEK	295,632,800	USD	34,838,432	942,585
RBC Capital Markets	12/2/2015	SEK	1,455,000	USD	166,727	(96)
State Street Bank & Trust Co.	12/2/2015	SEK	932,920,000	USD	109,940,382	2,976,223
The Bank of Nova Scotia	12/2/2015	SEK	689,958,800	USD	81,307,455	2,200,069
The Bank of Nova Scotia	12/2/2015	SEK	60,615,200	USD	6,950,408	558
Bank of Montreal	12/2/2015	USD	2,563,387	CHF	2,619,500	(17,341)
Bank of Montreal	12/2/2015	USD	305,016,878	CHF	313,542,100	(266,818)
Bank of Montreal	12/2/2015	USD	47,016,804	DKK	332,107,900	16,979
Bank of Montreal	12/2/2015	USD	471,757	DKK	3,314,000	(2,422)
Bank of Montreal	12/2/2015	USD	8,472,173	EUR	7,978,000	(43,046)
Bank of Montreal	12/2/2015	USD	661,542,452	EUR	626,371,682	248,269
Bank of Montreal	12/2/2015	USD	292,542,260	GBP	194,341,500	153,946
Bank of Montreal	12/2/2015	USD	5,524,947	GBP	3,653,000	(23,192)
Bank of Montreal	12/2/2015	USD	40,756,713	HKD	315,944,000	(7,885)
Bank of Montreal	12/2/2015	USD	167,894	ILS	651,000	256
Bank of Montreal	12/2/2015	USD	19,095,961	ILS	73,888,000	(11,098)
Bank of Montreal	12/2/2015	USD	160,568	NOK	1,389,500	(682)
Bank of Montreal	12/2/2015	USD	7,293,308	NOK	63,320,500	(7,175)
Bank of Montreal	12/2/2015	USD	829,724	SEK	7,246,500	1,125
Bank of Montreal	12/2/2015	USD	32,286,237	SEK	281,571,500	(2,591)
Canadian Imperial Bank of Commerce	12/2/2015	USD	2,563,638	CHF	2,619,500	(17,592)
Canadian Imperial Bank of Commerce	12/2/2015	USD	188,009,242	CHF	193,264,100	(164,464)
Canadian Imperial Bank of Commerce	12/2/2015	USD	471,783	DKK	3,314,000	(2,448)
Canadian Imperial Bank of Commerce	12/2/2015	USD	34,270,811	DKK	242,075,300	12,376
Canadian Imperial Bank of Commerce	12/2/2015	USD	4,645,215	EUR	4,203,700	(203,811)
Canadian Imperial Bank of Commerce	12/2/2015	USD	1,149,882,578	EUR	1,088,749,304	431,538
Canadian Imperial Bank of Commerce	12/2/2015	USD	8,472,556	EUR	7,978,000	(43,429)
Canadian Imperial Bank of Commerce	12/2/2015	USD	517,315,161	GBP	343,662,500	272,230
Canadian Imperial Bank of Commerce	12/2/2015	USD	13,723,322	GBP	8,887,500	(337,928)
Canadian Imperial Bank of Commerce	12/2/2015	USD	5,525,254	GBP	3,653,000	(23,499)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2015	USD	14,556,581	HKD	112,805,500	$(7,510)
Canadian Imperial Bank of Commerce	12/2/2015	USD	103,200,285	HKD	800,003,448	(19,965)
Canadian Imperial Bank of Commerce	12/2/2015	USD	167,893	ILS	651,000	256
Canadian Imperial Bank of Commerce	12/2/2015	USD	13,049,725	ILS	50,493,300	(7,584)
Canadian Imperial Bank of Commerce	12/2/2015	USD	2,096,762	NOK	17,751,500	(54,141)
Canadian Imperial Bank of Commerce	12/2/2015	USD	160,576	NOK	1,389,500	(690)
Canadian Imperial Bank of Commerce	12/2/2015	USD	11,376,492	NOK	98,770,700	(11,193)
Canadian Imperial Bank of Commerce	12/2/2015	USD	5,682,237	SEK	48,218,500	(153,734)
Canadian Imperial Bank of Commerce	12/2/2015	USD	77,507,447	SEK	675,950,200	(6,221)
Canadian Imperial Bank of Commerce	12/2/2015	USD	829,770	SEK	7,246,500	1,079
JP Morgan & Chase Co.	12/2/2015	USD	257,188,464	CHF	264,376,881	(224,979)
JP Morgan & Chase Co.	12/2/2015	USD	57,594,357	DKK	406,823,500	20,799
JP Morgan & Chase Co.	12/2/2015	USD	847,234,067	EUR	802,191,041	317,957
JP Morgan & Chase Co.	12/2/2015	USD	570,572,392	GBP	379,042,312	300,256
JP Morgan & Chase Co.	12/2/2015	USD	89,940,338	HKD	697,213,000	(17,400)
JP Morgan & Chase Co.	12/2/2015	USD	16,388,236	ILS	63,411,000	(9,524)
JP Morgan & Chase Co.	12/2/2015	USD	17,354,584	NOK	150,672,500	(17,074)
JP Morgan & Chase Co.	12/2/2015	USD	85,437,330	SEK	745,107,500	(6,857)
RBC Capital Markets	12/2/2015	USD	98,013,911	CHF	100,753,400	(85,739)
RBC Capital Markets	12/2/2015	USD	18,540,206	DKK	130,960,600	6,696
RBC Capital Markets	12/2/2015	USD	103,550,772	EUR	98,045,516	38,861
RBC Capital Markets	12/2/2015	USD	216,988,242	GBP	144,149,500	114,187
RBC Capital Markets	12/2/2015	USD	3,550,591	HKD	27,524,000	(687)
RBC Capital Markets	12/2/2015	USD	6,574,367	ILS	25,438,200	(3,821)
RBC Capital Markets	12/2/2015	USD	15,302,039	NOK	132,852,300	(15,055)
RBC Capital Markets	12/2/2015	USD	34,065,405	SEK	297,087,800	(2,734)
State Street Bank & Trust Co.	12/2/2015	USD	295,634,515	CHF	303,897,500	(258,610)
State Street Bank & Trust Co.	12/2/2015	USD	46,426,185	DKK	327,936,000	16,766
State Street Bank & Trust Co.	12/2/2015	USD	1,043,858,526	EUR	988,362,000	391,748
State Street Bank & Trust Co.	12/2/2015	USD	639,544,769	GBP	424,862,000	336,551
State Street Bank & Trust Co.	12/2/2015	USD	111,178,994	HKD	861,854,000	(21,509)
State Street Bank & Trust Co.	12/2/2015	USD	17,440,571	ILS	67,482,800	(10,136)
State Street Bank & Trust Co.	12/2/2015	USD	21,420,295	NOK	185,971,000	(21,074)
State Street Bank & Trust Co.	12/2/2015	USD	106,972,744	SEK	932,920,000	(8,585)
The Bank of New York Mellon	12/2/2015	USD	12,218,882	CHF	12,560,400	(10,689)
The Bank of New York Mellon	12/2/2015	USD	6,493,369	DKK	44,580,100	(179,846)
The Bank of New York Mellon	12/2/2015	USD	30,552,669	EUR	27,888,100	(1,087,598)
The Bank of New York Mellon	12/2/2015	USD	102,686	EUR	97,000	(201)
The Bank of New York Mellon	12/2/2015	USD	1,008,556	EUR	927,900	(28,186)
The Bank of New York Mellon	12/2/2015	USD	9,730,310	EUR	9,080,000	(136,869)
The Bank of New York Mellon	12/2/2015	USD	28,010	EUR	26,000	(540)
The Bank of New York Mellon	12/2/2015	USD	3,289,881	EUR	3,029,900	(88,651)
The Bank of New York Mellon	12/2/2015	USD	436,052	EUR	409,900	(2,973)
The Bank of New York Mellon	12/2/2015	USD	261,762	EUR	245,100	(2,802)
The Bank of New York Mellon	12/2/2015	USD	1,130,682	EUR	1,054,000	(17,082)
The Bank of New York Mellon	12/2/2015	USD	101,734	GBP	66,900	(977)
The Bank of New York Mellon	12/2/2015	USD	248,623	GBP	163,100	(2,979)
The Bank of New York Mellon	12/2/2015	USD	9,962,018	GBP	6,480,900	(201,186)
The Bank of New York Mellon	12/2/2015	USD	2,866,400	GBP	1,902,600	(909)
The Bank of New York Mellon	12/2/2015	USD	62,164	GBP	41,200	(113)
The Bank of New York Mellon	12/2/2015	USD	408,041	GBP	271,400	713
The Bank of New York Mellon	12/2/2015	USD	1,621,766	GBP	1,052,200	(37,056)
The Bank of New York Mellon	12/2/2015	USD	596,823	HKD	4,625,400	(263)
The Bank of New York Mellon	12/2/2015	USD	4,217,318	HKD	32,683,600	(1,956)
The Bank of New York Mellon	12/2/2015	USD	712,928	HKD	5,526,100	(200)
The Bank of New York Mellon	12/2/2015	USD	427,262	HKD	3,311,100	(213)
The Bank of New York Mellon	12/2/2015	USD	46,389,128	HKD	359,606,200	(8,975)

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/2/2015	USD	405,575	HKD	3,143,400	$(156)
The Bank of New York Mellon	12/2/2015	USD	2,682,320	ILS	10,378,700	(1,559)
The Bank of New York Mellon	12/2/2015	USD	140,960	ILS	546,900	301
The Bank of New York Mellon	12/2/2015	USD	293,607	NOK	2,543,800	(898)
The Bank of New York Mellon	12/2/2015	USD	3,810,012	SEK	32,870,000	(41,294)
The Bank of New York Mellon	12/2/2015	USD	3,111,816	SEK	27,010,500	(14,921)
The Bank of New York Mellon	12/2/2015	USD	86,282	SEK	734,700	(2,044)
The Bank of Nova Scotia	12/2/2015	USD	105,262,999	CHF	108,205,100	(92,080)
The Bank of Nova Scotia	12/2/2015	USD	21,225,961	DKK	149,931,700	7,665
The Bank of Nova Scotia	12/2/2015	USD	356,778,348	EUR	337,810,300	133,895
The Bank of Nova Scotia	12/2/2015	USD	547,094,511	GBP	363,445,500	287,901
The Bank of Nova Scotia	12/2/2015	USD	12,921,716	HKD	100,168,500	(2,500)
The Bank of Nova Scotia	12/2/2015	USD	7,307,472	ILS	28,274,800	(4,247)
The Bank of Nova Scotia	12/2/2015	USD	7,265,250	NOK	63,076,900	(7,148)
The Bank of Nova Scotia	12/2/2015	USD	79,113,736	SEK	689,958,800	(6,350)
Bank of Montreal	12/3/2015	AUD	2,864,500	USD	2,040,469	(30,786)
Bank of Montreal	12/3/2015	AUD	9,691,000	USD	6,909,470	(97,874)
Bank of Montreal	12/3/2015	AUD	85,286,000	USD	60,748,365	(920,022)
Canadian Imperial Bank of Commerce	12/3/2015	AUD	203,846,300	USD	145,211,950	(2,184,721)
Canadian Imperial Bank of Commerce	12/3/2015	AUD	489,500	USD	347,660	(6,286)
JP Morgan & Chase Co.	12/3/2015	AUD	253,320,500	USD	180,449,818	(2,720,533)
RBC Capital Markets	12/3/2015	AUD	489,500	USD	347,669	(6,277)
RBC Capital Markets	12/3/2015	AUD	100,504,500	USD	71,593,275	(1,079,267)
State Street Bank & Trust Co.	12/3/2015	AUD	340,874,000	USD	242,814,776	(3,663,540)
The Bank of Nova Scotia	12/3/2015	AUD	280,454,500	USD	199,787,372	(3,002,964)
The Bank of Nova Scotia	12/3/2015	AUD	2,700,600	USD	1,956,855	4,112
Bank of Montreal	12/3/2015	JPY	33,549,320,200	USD	278,081,820	5,509,328
Bank of Montreal	12/3/2015	JPY	621,067,000	USD	5,037,910	(7,968)
Bank of Montreal	12/3/2015	JPY	1,450,971,000	USD	12,020,265	231,806
Canadian Imperial Bank of Commerce	12/3/2015	JPY	154,678,000	USD	1,251,866	(4,821)
JP Morgan & Chase Co.	12/3/2015	JPY	86,705,473,427	USD	718,635,040	14,193,733
RBC Capital Markets	12/3/2015	JPY	43,243,364,000	USD	358,413,895	7,081,844
RBC Capital Markets	12/3/2015	JPY	69,527,314,300	USD	576,291,914	11,415,094
RBC Capital Markets	12/3/2015	JPY	154,678,000	USD	1,251,934	(4,752)
State Street Bank & Trust Co.	12/3/2015	JPY	87,861,470,700	USD	728,261,483	14,428,240
The Bank of New York Mellon	12/3/2015	JPY	34,189,561,100	USD	283,378,045	5,603,896
The Bank of New York Mellon	12/3/2015	JPY	8,976,636,600	USD	73,836,083	905,121
The Bank of New York Mellon	12/3/2015	JPY	1,599,993,600	USD	13,019,669	20,471
The Bank of Nova Scotia	12/3/2015	JPY	28,705,291,667	USD	237,925,964	4,708,932
Bank of Montreal	12/3/2015	NZD	7,539,300	USD	5,089,555	127,927
Bank of Montreal	12/3/2015	NZD	376,000	USD	254,051	6,605
Bank of Montreal	12/3/2015	NZD	2,437,000	USD	1,645,072	41,278
Canadian Imperial Bank of Commerce	12/3/2015	NZD	12,500	USD	8,063	(163)
Canadian Imperial Bank of Commerce	12/3/2015	NZD	4,932,300	USD	3,329,796	83,839
JP Morgan & Chase Co.	12/3/2015	NZD	4,454,000	USD	3,006,784	75,598
RBC Capital Markets	12/3/2015	NZD	12,500	USD	8,066	(161)
RBC Capital Markets	12/3/2015	NZD	2,405,000	USD	1,623,555	40,820
State Street Bank & Trust Co.	12/3/2015	NZD	7,635,500	USD	5,154,535	129,597
The Bank of Nova Scotia	12/3/2015	NZD	819,000	USD	539,680	695
The Bank of Nova Scotia	12/3/2015	NZD	3,822,800	USD	2,580,811	65,018
Bank of Montreal	12/3/2015	SGD	15,505,000	USD	11,057,663	66,672
Bank of Montreal	12/3/2015	SGD	687,000	USD	489,722	2,730
Bank of Montreal	12/3/2015	SGD	24,831,200	USD	17,712,343	110,313
Canadian Imperial Bank of Commerce	12/3/2015	SGD	91,000	USD	63,934	(573)
Canadian Imperial Bank of Commerce	12/3/2015	SGD	40,984,900	USD	29,231,499	178,635
JP Morgan & Chase Co.	12/3/2015	SGD	45,958,848	USD	32,780,918	202,185
RBC Capital Markets	12/3/2015	SGD	18,942,400	USD	13,510,522	82,870

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/3/2015	SGD	91,000	USD	63,940	$(566)
State Street Bank & Trust Co.	12/3/2015	SGD	66,077,000	USD	47,129,250	289,412
The Bank of New York Mellon	12/3/2015	SGD	7,486,600	USD	5,357,349	50,341
The Bank of New York Mellon	12/3/2015	SGD	2,549,400	USD	1,818,286	11,099
The Bank of Nova Scotia	12/3/2015	SGD	7,993,700	USD	5,701,356	34,882
Bank of Montreal	12/3/2015	USD	1,763,620	AUD	2,431,000	(5,819)
Bank of Montreal	12/3/2015	USD	69,130,632	AUD	95,410,500	(141,447)
Bank of Montreal	12/3/2015	USD	277,619,298	JPY	34,224,546,200	439,088
Bank of Montreal	12/3/2015	USD	6,323,534	JPY	775,745,000	(20,970)
Bank of Montreal	12/3/2015	USD	6,778,745	NZD	10,287,800	(8,323)
Bank of Montreal	12/3/2015	USD	42,432	NZD	64,500	15
Bank of Montreal	12/3/2015	USD	28,791,741	SGD	40,566,700	(35,326)
Bank of Montreal	12/3/2015	USD	325,066	SGD	456,500	(1,468)
Canadian Imperial Bank of Commerce	12/3/2015	USD	10,602,837	AUD	14,884,100	159,520
Canadian Imperial Bank of Commerce	12/3/2015	USD	1,763,678	AUD	2,431,000	(5,877)
Canadian Imperial Bank of Commerce	12/3/2015	USD	135,515,199	AUD	187,020,700	(284,740)
Canadian Imperial Bank of Commerce	12/3/2015	USD	6,321,528	JPY	775,745,000	(18,963)
Canadian Imperial Bank of Commerce	12/3/2015	USD	42,426	NZD	64,500	21
Canadian Imperial Bank of Commerce	12/3/2015	USD	3,215,874	NZD	4,880,300	(4,139)
Canadian Imperial Bank of Commerce	12/3/2015	USD	324,990	SGD	456,500	(1,392)
Canadian Imperial Bank of Commerce	12/3/2015	USD	28,829,554	SGD	40,619,400	(35,781)
JP Morgan & Chase Co.	12/3/2015	USD	183,556,034	AUD	253,320,500	(385,682)
JP Morgan & Chase Co.	12/3/2015	USD	703,321,491	JPY	86,705,473,427	1,119,816
JP Morgan & Chase Co.	12/3/2015	USD	2,934,781	NZD	4,454,000	(3,594)
JP Morgan & Chase Co.	12/3/2015	USD	32,619,218	SGD	45,958,848	(40,485)
RBC Capital Markets	12/3/2015	USD	73,176,011	AUD	100,994,000	(149,522)
RBC Capital Markets	12/3/2015	USD	806,243,012	JPY	99,392,429,100	1,273,860
RBC Capital Markets	12/3/2015	USD	112,170,542	JPY	13,532,927,200	(2,221,854)
RBC Capital Markets	12/3/2015	USD	1,592,905	NZD	2,417,500	(1,944)
RBC Capital Markets	12/3/2015	USD	13,508,772	SGD	19,033,400	(16,613)
State Street Bank & Trust Co.	12/3/2015	USD	246,997,300	AUD	340,874,000	(518,983)
State Street Bank & Trust Co.	12/3/2015	USD	712,698,497	JPY	87,861,470,700	1,134,745
State Street Bank & Trust Co.	12/3/2015	USD	5,031,413	NZD	7,635,500	(6,475)
State Street Bank & Trust Co.	12/3/2015	USD	46,898,045	SGD	66,077,000	(58,206)
The Bank of New York Mellon	12/3/2015	USD	778,690	AUD	1,091,400	10,477
The Bank of New York Mellon	12/3/2015	USD	239,087	AUD	335,100	3,216
The Bank of New York Mellon	12/3/2015	USD	920,282	AUD	1,274,100	991
The Bank of New York Mellon	12/3/2015	USD	64,499	JPY	7,958,500	160
The Bank of New York Mellon	12/3/2015	USD	21,101,855	JPY	2,567,568,200	(241,568)
The Bank of New York Mellon	12/3/2015	USD	341,941,922	JPY	42,154,155,600	540,822
The Bank of New York Mellon	12/3/2015	USD	80,009	JPY	9,881,500	274
The Bank of New York Mellon	12/3/2015	USD	216,847	JPY	26,627,500	(511)
The Bank of New York Mellon	12/3/2015	USD	550,121	NZD	819,000	(11,136)
The Bank of New York Mellon	12/3/2015	USD	7,090,114	SGD	9,989,800	(8,669)
The Bank of New York Mellon	12/3/2015	USD	32,528	SGD	46,200	221
The Bank of Nova Scotia	12/3/2015	USD	203,217,331	AUD	280,454,500	(426,994)
The Bank of Nova Scotia	12/3/2015	USD	232,846,298	JPY	28,705,291,667	370,734
The Bank of Nova Scotia	12/3/2015	USD	2,519,034	NZD	3,822,800	(3,242)
The Bank of Nova Scotia	12/3/2015	USD	5,673,516	SGD	7,993,700	(7,042)
Bank of Montreal	1/5/2016	CHF	2,499,000	USD	2,439,472	3,219
Bank of Montreal	1/5/2016	CHF	1,388,000	USD	1,353,782	633
Bank of Montreal	1/5/2016	CHF	313,542,100	USD	305,839,531	170,156
Canadian Imperial Bank of Commerce	1/5/2016	CHF	193,264,100	USD	188,518,155	106,721
JP Morgan & Chase Co.	1/5/2016	CHF	264,376,881	USD	257,848,166	109,520
RBC Capital Markets	1/5/2016	CHF	100,753,400	USD	98,274,428	50,843
State Street Bank & Trust Co.	1/5/2016	CHF	303,897,500	USD	296,420,298	153,356
The Bank of New York Mellon	1/5/2016	CHF	12,560,400	USD	12,251,658	6,637

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1/5/2016	CHF	108,205,100	USD	105,548,960	$60,781
Bank of Montreal	1/5/2016	DKK	77,973,000	USD	11,054,899	(6,892)
Bank of Montreal	1/5/2016	DKK	332,107,900	USD	47,088,134	(26,997)
Canadian Imperial Bank of Commerce	1/5/2016	DKK	242,075,300	USD	34,322,317	(20,165)
JP Morgan & Chase Co.	1/5/2016	DKK	406,823,500	USD	57,679,280	(35,524)
RBC Capital Markets	1/5/2016	DKK	130,960,600	USD	18,567,017	(11,962)
State Street Bank & Trust Co.	1/5/2016	DKK	327,936,000	USD	46,496,948	(26,328)
The Bank of Nova Scotia	1/5/2016	DKK	149,931,700	USD	21,258,163	(12,188)
Bank of Montreal	1/5/2016	EUR	626,371,682	USD	662,262,779	(361,119)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	1,088,749,304	USD	1,151,156,414	(605,916)
JP Morgan & Chase Co.	1/5/2016	EUR	802,191,041	USD	848,140,543	(478,527)
RBC Capital Markets	1/5/2016	EUR	98,045,516	USD	103,664,505	(55,545)
RBC Capital Markets	1/5/2016	EUR	71,909,000	USD	76,026,653	(44,190)
State Street Bank & Trust Co.	1/5/2016	EUR	988,362,000	USD	1,045,034,677	(530,281)
The Bank of Nova Scotia	1/5/2016	EUR	337,810,300	USD	357,170,208	(191,378)
Bank of Montreal	1/5/2016	GBP	194,341,500	USD	292,588,902	(160,213)
Canadian Imperial Bank of Commerce	1/5/2016	GBP	343,662,500	USD	517,397,640	(283,312)
JP Morgan & Chase Co.	1/5/2016	GBP	379,042,312	USD	570,651,991	(323,850)
RBC Capital Markets	1/5/2016	GBP	144,149,500	USD	217,019,955	(121,718)
State Street Bank & Trust Co.	1/5/2016	GBP	424,862,000	USD	639,653,108	(343,879)
The Bank of Nova Scotia	1/5/2016	GBP	363,445,500	USD	547,183,555	(297,803)
Bank of Montreal	1/5/2016	HKD	315,944,000	USD	40,761,656	5,594
Canadian Imperial Bank of Commerce	1/5/2016	HKD	800,003,448	USD	103,212,934	14,298
JP Morgan & Chase Co.	1/5/2016	HKD	697,213,000	USD	89,951,941	13,041
RBC Capital Markets	1/5/2016	HKD	27,524,000	USD	3,551,083	549
State Street Bank & Trust Co.	1/5/2016	HKD	861,854,000	USD	111,194,772	17,556
The Bank of New York Mellon	1/5/2016	HKD	359,606,200	USD	46,395,711	7,325
The Bank of Nova Scotia	1/5/2016	HKD	100,168,500	USD	12,923,217	1,707
Bank of Montreal	1/5/2016	ILS	6,192,000	USD	1,600,822	496
Bank of Montreal	1/5/2016	ILS	73,888,000	USD	19,103,860	7,454
Bank of Montreal	1/5/2016	ILS	1,290,000	USD	332,967	(434)
Canadian Imperial Bank of Commerce	1/5/2016	ILS	50,493,300	USD	13,055,393	5,364
JP Morgan & Chase Co.	1/5/2016	ILS	63,411,000	USD	16,396,817	8,199
RBC Capital Markets	1/5/2016	ILS	25,438,200	USD	6,577,228	2,708
State Street Bank & Trust Co.	1/5/2016	ILS	67,482,800	USD	17,444,295	3,317
The Bank of New York Mellon	1/5/2016	ILS	10,378,700	USD	2,683,371	989
The Bank of Nova Scotia	1/5/2016	ILS	28,274,800	USD	7,310,646	3,004
Bank of Montreal	1/5/2016	NOK	63,320,500	USD	7,290,033	7,512
Bank of Montreal	1/5/2016	NOK	583,000	USD	66,968	(84)
Canadian Imperial Bank of Commerce	1/5/2016	NOK	98,770,700	USD	11,371,122	11,456
JP Morgan & Chase Co.	1/5/2016	NOK	150,672,500	USD	17,346,698	17,782
RBC Capital Markets	1/5/2016	NOK	132,852,300	USD	15,294,420	15,013
State Street Bank & Trust Co.	1/5/2016	NOK	185,971,000	USD	21,410,702	22,088
The Bank of Nova Scotia	1/5/2016	NOK	63,076,900	USD	7,261,946	7,442
Bank of Montreal	1/5/2016	SEK	2,917,000	USD	334,757	(202)
Bank of Montreal	1/5/2016	SEK	281,571,500	USD	32,329,981	(2,833)
Bank of Montreal	1/5/2016	SEK	48,438,000	USD	5,561,363	(766)
Canadian Imperial Bank of Commerce	1/5/2016	SEK	675,950,200	USD	77,612,282	(6,978)
JP Morgan & Chase Co.	1/5/2016	SEK	745,107,500	USD	85,550,140	(10,442)
RBC Capital Markets	1/5/2016	SEK	297,087,800	USD	34,108,661	(5,887)
State Street Bank & Trust Co.	1/5/2016	SEK	932,920,000	USD	107,119,524	(7,540)
The Bank of Nova Scotia	1/5/2016	SEK	689,958,800	USD	79,220,925	(6,941)
Bank of Montreal	1/5/2016	USD	730,018	DKK	5,148,000	313
Bank of Montreal	1/5/2016	USD	13,508,723	EUR	12,768,000	(1,755)
Bank of Montreal	1/5/2016	USD	562,759	GBP	374,000	622
Bank of Montreal	1/5/2016	USD	60,506	HKD	469,000	(6)
Bank of Montreal	1/5/2016	USD	15,253,813	HKD	118,218,000	(3,959)

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	1/5/2016	USD	487,029	NOK	4,230,000	$(535)
RBC Capital Markets	1/5/2016	USD	2,059,276	CHF	2,112,500	181
RBC Capital Markets	1/5/2016	USD	383,991	DKK	2,707,000	43
RBC Capital Markets	1/5/2016	USD	6,855,190	EUR	6,480,500	379
RBC Capital Markets	1/5/2016	USD	4,415,472	GBP	2,931,000	(318)
RBC Capital Markets	1/5/2016	USD	137,013	ILS	530,000	(34)
RBC Capital Markets	1/5/2016	USD	128,532	NOK	1,117,500	(8)
RBC Capital Markets	1/5/2016	USD	679,362	SEK	5,917,000	86
State Street Bank & Trust Co.	1/5/2016	USD	2,059,718	CHF	2,112,500	(260)
State Street Bank & Trust Co.	1/5/2016	USD	384,041	DKK	2,707,000	(7)
State Street Bank & Trust Co.	1/5/2016	USD	6,855,714	EUR	6,480,500	(146)
State Street Bank & Trust Co.	1/5/2016	USD	27,091,886	GBP	17,992,000	10,622
State Street Bank & Trust Co.	1/5/2016	USD	4,415,783	GBP	2,931,000	(629)
State Street Bank & Trust Co.	1/5/2016	USD	137,050	ILS	530,000	(72)
State Street Bank & Trust Co.	1/5/2016	USD	128,592	NOK	1,117,500	(68)
State Street Bank & Trust Co.	1/5/2016	USD	679,612	SEK	5,917,000	(164)
The Bank of Nova Scotia	1/5/2016	USD	3,560,535	DKK	25,112,100	2,041
The Bank of Nova Scotia	1/5/2016	USD	42,020,671	EUR	39,743,000	22,515
The Bank of Nova Scotia	1/5/2016	USD	15,022,780	GBP	9,978,300	8,176
The Bank of Nova Scotia	1/5/2016	USD	292,864	NOK	2,543,800	(300)
The Bank of Nova Scotia	1/5/2016	USD	6,959,825	SEK	60,615,200	610
Bank of Montreal	1/6/2016	AUD	95,410,500	USD	69,007,552	148,478
Bank of Montreal	1/6/2016	AUD	9,210,000	USD	6,646,553	(431)
Canadian Imperial Bank of Commerce	1/6/2016	AUD	187,020,700	USD	135,270,202	294,783
JP Morgan & Chase Co.	1/6/2016	AUD	253,320,500	USD	183,220,385	395,485
RBC Capital Markets	1/6/2016	AUD	100,994,000	USD	73,043,204	154,441
State Street Bank & Trust Co.	1/6/2016	AUD	340,874,000	USD	246,562,686	549,218
The Bank of Nova Scotia	1/6/2016	AUD	280,454,500	USD	202,855,544	447,663
Bank of Montreal	1/6/2016	JPY	34,224,546,200	USD	277,982,790	(437,623)
Canadian Imperial Bank of Commerce	1/6/2016	JPY	8,822,962,000	USD	71,658,516	(117,241)
JP Morgan & Chase Co.	1/6/2016	JPY	86,705,473,427	USD	704,172,576	(1,185,900)
RBC Capital Markets	1/6/2016	JPY	99,392,429,100	USD	807,274,381	(1,293,862)
State Street Bank & Trust Co.	1/6/2016	JPY	87,861,470,700	USD	713,614,248	(1,148,392)
The Bank of New York Mellon	1/6/2016	JPY	42,154,155,600	USD	342,359,322	(569,328)
The Bank of Nova Scotia	1/6/2016	JPY	28,705,291,667	USD	233,149,840	(370,837)
Bank of Montreal	1/6/2016	SGD	714,000	USD	505,349	(173)
Bank of Montreal	1/6/2016	SGD	40,566,700	USD	28,755,312	33,546
Canadian Imperial Bank of Commerce	1/6/2016	SGD	40,619,400	USD	28,794,199	35,121
JP Morgan & Chase Co.	1/6/2016	SGD	45,958,848	USD	32,581,063	41,585
RBC Capital Markets	1/6/2016	SGD	19,033,400	USD	13,492,024	16,122
State Street Bank & Trust Co.	1/6/2016	SGD	66,077,000	USD	46,842,158	58,759
The Bank of New York Mellon	1/6/2016	SGD	9,989,800	USD	7,081,148	8,236
The Bank of Nova Scotia	1/6/2016	SGD	7,993,700	USD	5,666,437	6,791
Bank of Montreal	1/6/2016	USD	13,404,325	AUD	18,531,000	(30,246)
Bank of Montreal	1/6/2016	USD	5,044,506	JPY	621,067,000	7,941
Bank of Montreal	1/6/2016	USD	13,501,680	JPY	1,659,933,000	2,056
Bank of Montreal	1/6/2016	USD	8,235,492	SGD	11,615,000	(11,917)
RBC Capital Markets	1/6/2016	USD	1,420,778	AUD	1,968,000	(445)
RBC Capital Markets	1/6/2016	USD	4,972,682	JPY	611,245,500	(133)
RBC Capital Markets	1/6/2016	USD	257,100	SGD	363,000	(92)
State Street Bank & Trust Co.	1/6/2016	USD	1,421,097	AUD	1,968,000	(764)
State Street Bank & Trust Co.	1/6/2016	USD	4,973,013	JPY	611,245,500	(465)
State Street Bank & Trust Co.	1/6/2016	USD	257,116	SGD	363,000	(108)
The Bank of Nova Scotia	1/6/2016	USD	1,953,371	AUD	2,700,600	(4,311)
Bank of Montreal	1/7/2016	NZD	10,287,800	USD	6,762,171	8,876
Bank of Montreal	1/7/2016	NZD	311,000	USD	204,187	35
Canadian Imperial Bank of Commerce	1/7/2016	NZD	4,880,300	USD	3,208,065	4,455
JP Morgan & Chase Co.	1/7/2016	NZD	4,454,000	USD	2,927,632	3,861
RBC Capital Markets	1/7/2016	NZD	2,417,500	USD	1,589,057	2,120

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	1/7/2016	NZD	7,635,500	USD	5,019,226	$7,000
The Bank of Nova Scotia	1/7/2016	NZD	3,822,800	USD	2,512,879	3,451
Bank of Montreal	1/7/2016	USD	427,956	NZD	651,000	(616)
RBC Capital Markets	1/7/2016	USD	34,149	NZD	52,000	(14)
State Street Bank & Trust Co.	1/7/2016	USD	34,161	NZD	52,000	(26)
The Bank of Nova Scotia	1/7/2016	USD	538,361	NZD	819,000	(739)

Total net unrealized appreciation						$389,286,247

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$13,823,432,542	$—	$7,431,742	$13,830,864,284
Preferred Stocks*	67,617,921	—	—	67,617,921
Rights*	3,936,856	—	—	3,936,856
Securities Lending Collateral	324,932,268	—	—	324,932,268
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	420,995,418	—	420,995,418
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(31,709,171)	—	(31,709,171)
Unrealized Appreciation on Futures Contracts	46,900	—	—	46,900

Total	$14,219,966,487	$389,286,247	$7,431,742	$14,616,684,476

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $7,668,947.

Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on the securities exchanges. Transfers between price levels are recognized at the beginning of the reporting period.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	21

DBX ETF Trust

Statement of assets and liabilities

November 30, 2015 (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$13,864,214,466
Investment in affiliated securities at value (See Note 4)	38,204,595
Investment in Daily Assets Fund	324,932,268
Cash	107,688
Foreign currency at value	16,568,586
Unrealized appreciation on forward foreign currency contracts	420,995,418
Unrealized appreciation on future contracts	46,900
Deposit with broker for futures contracts	33,989
Receivables:
Investment securities sold	56,114,517
Capital shares	9,107
Dividends	37,153,621
Interest	901,424
Foreign tax reclaim	11,499,811

Total Assets	$14,770,782,390

Liabilities
Payable upon return of securities loaned	$324,932,268
Unrealized depreciation on forward foreign currency contracts	31,709,171
Payables:
Investment securities purchased	411,983,280
Capital shares	48,693,555
Investment advisory fees	3,992,200

Total Liabilities	821,310,474

Net Assets	$13,949,471,916

Net Assets Consist of
Paid-in capital	$14,484,979,522
Undistributed net investment income	102,697,591
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(53,562,634)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(584,642,563)

Net Assets	$13,949,471,916

Number of Common Shares outstanding	491,550,800

Net Assets Value	$28.38

Investments in non-affiliated securities at cost	$14,826,402,111

Investments in affiliated securities at cost	$48,941,700

Value of securities loaned	$276,474,946

Investment in Daily Assets Fund at cost	$324,932,268

Foreign currency at cost	$16,599,324

See Notes to Financial Statements.	22

DBX ETF Trust

Statement of operations

For the Six Months Ended November 30, 2015 (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$144,892,124
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	3,130,260

Total investment income	148,022,384

Expenses
Investment advisory fees	23,338,825

Total Expenses	23,338,825

Net Investment Income	124,683,559

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(70,678,191)
Investments in affiliates	(1,178,962)
In-kind redemptions	45,314,516
Futures contracts	(112,800)
Foreign currency transactions	205,367,387

Net realized gain (loss)	178,711,950
Net change in unrealized appreciation (depreciation) on:
Investments	(1,225,136,071)
Futures contracts	(33,400)
Foreign currency translations	161,521,210

Net change in unrealized appreciation (depreciation)	(1,063,648,261)

Net realized and unrealized loss on investments, futures, and foreign currency transactions	(884,936,311)

Net Decrease in Net Assets Resulting from Operations	$(760,252,752)

* Unaffiliated foreign tax withheld	$8,278,772

See Notes to Financial Statements.	23

DBX ETF Trust

Statement of changes in net assets

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$124,683,559	$156,253,508
Net realized gain (loss)	178,711,950	10,994,476
Net change in unrealized appreciation (depreciation)	(1,063,648,261)	444,128,055

Net increase (decrease) in net assets resulting from operations	(760,252,752)	611,376,039

Distributions to Shareholders from
Net investment income	(331,524,748)	(60,786,308)
Net realized gains	—	(18,620)

Total distributions	(331,524,748)	(60,804,928)

Fund Shares Transactions
Proceeds from shares sold	3,462,240,353	11,584,742,012
Value of shares redeemed	(689,021,735)	(430,415,811)

Net increase in net assets resulting from fund share transactions	2,773,218,618	11,154,326,201

Total increase in Net Assets	1,681,441,118	11,704,897,312

Net Assets
Beginning of period	12,268,030,798	563,133,486

End of period	$13,949,471,916	$12,268,030,798

Undistributed net investment income	$102,697,591	$309,538,780

Changes in Shares Outstanding
Shares outstanding, beginning of period	398,950,800	20,250,800
Shares sold	118,200,000	392,850,000
Shares redeemed	(25,600,000)	(14,150,000)

Shares outstanding, end of period	491,550,800	398,950,800

See Notes to Financial Statements.	24

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers MSCI EAFE Hedged Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$30.75	$27.81		$25.09		$22.12		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.26	1.41		1.18		0.79		0.70
Net realized and unrealized gain (loss)	(1.85)	2.90		1.95		6.26		(3.48)

Net increase (decrease) in net asset value from investment operations	(1.59)	4.31		3.13		7.05		(2.78)

Distributions paid to shareholders from:
Net investment income	(0.78)	(1.37)		(0.41)		(1.68)		(0.10)
Net realized gains	—	(0.00	)††††	—		(2.40)		—

Total distributions	(0.78)	(1.37)		(0.41)		(4.08)		(0.10)

Net Asset Value, end of period	$28.38	$30.75		$27.81		$25.09		$22.12

Total Return***	(5.28)%	16.22%		12.74	%†††	35.60	%†††	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$13,949,472	$12,268,031		$563,133		$75,300		$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.35%†	0.35%		0.35%		0.48%		0.57	%†
Expenses, prior to fee waiver and expense reimbursements	0.35%†	0.35%		0.36%		0.64%		0.57	%†
Net investment income	1.87%†	4.81%		4.48%		3.35%		3.04	%†
Portfolio turnover rate††	6%	12%		10%		14%		14	%†††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Less than 0.005.
†††††	Not annualized

See Notes to Financial Statements.	25

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2015, the Trust consists of thirty-five investment series of exchange-traded funds (“ETF”) in operation and trading. These financial statements report on Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI, Inc. (“MSCI”) is the creator of the Underlying Index. The Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Fund in connection with these licensing agreements.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

26

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all

requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-

27

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Fund recognizes interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statement of Operations. For the period ended November 30, 2015, the Fund did not incur any interest or penalties. The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2015, if any, are disclosed in the Fund’s

Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended November 30, 2015 the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of November 30, 2015) on the cash collateral Invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If

28

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2015, the Fund had securities on loan, which were classified as common stock and rights in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Derivatives

Forward Currency Contracts    The Fund may enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2015, the Fund invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2015 is included in a table following the Fund’s Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2015.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. The Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2015 is included in a table following the Fund’s Schedule of Investments.

29

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$46,900	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	420,995,418	Unrealized depreciation on forward foreign currency contracts	31,709,171

Total		$421,042,318	Total	$31,709,171

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Fund’s earnings during the six months ended November 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$(112,800)	$222,381,794	$222,268,994

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$(33,400)	$161,426,751	$161,393,351

For the six months ended November 30, 2015 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$1,784,186	$(13,094,887,990)

30

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

As of November 30, 2015, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Canadian Imperial Bank of Commerce	$81,308,829	$(4,635,615)	$—	$76,673,214	$4,635,615	$(4,635,615)	$ —	$—
JP Morgan & Chase Co.	87,111,935	$(5,460,371)	—	81,651,564	5,460,371	$(5,460,371)	—	—
The Bank of New York Mellon	7,822,805	$(2,702,348)	—	5,120,457	2,702,348	$(2,702,348)	—	—
Bank of Montreal	62,647,666	$(2,699,054)	—	59,948,612	2,699,054	$(2,699,054)	—	—
State Street Bank & Trust Co.	100,599,258	$(6,626,247)	—	93,973,011	6,626,247	$(6,626,247)	—	—
The Bank of Nova Scotia	44,472,428	$(4,462,005)	—	40,010,423	4,462,005	$(4,462,005)	—	—
RBC Capital Markets	37,032,497	$(5,123,531)	—	31,908,966	5,123,531	$(5,123,531)	—	—

	$420,995,418	$(31,709,171)	$—	$389,286,247	$31,709,171	$(31,709,171)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to the Fund. TDAM is responsible for day-to-day management of the Fund, subject to the replication strategy for the Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

For its investment advisory services to the Fund below, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, and brokerage expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

31

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

4. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. Deutsche Bank AG is owned by the Fund in proportion with Deutsche Bank AG’s representation in the DBEF index. A summary of the Funds’ transactions with Deutsche Bank AG securities during the six months ended November 30, 2015 is as follows:

	Value ($) 5/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss)($)	Value ($) at 11/30/2015
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Deutsche Bank AG (Common Stock)	39,601,472	12,584,821	(6,258,204)	(1,178,962)	38,204,595

5. Investment Portfolio Transactions

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$1,043,614,665	$808,087,112

For the six months ended November 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$3,346,378,102	$674,734,720

6. Fund Share Transactions

As of November 30, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

32

DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

33

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

34

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Fund are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Fund is managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI is a servicemark of MSCI Inc. (MSCI) and has been licensed for use by DBX. The funds are not sponsored, endorsed, issued, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the funds.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-040497-1 (1/16) DBX 001745 (1/17)

November 30, 2015

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

We are pleased to provide this semi-annual report for our eight ETFs tracking the fixed income and equity dividend markets for the period ended November 30, 2015.

Global markets have witnessed an increasing growth differential between the US and the rest of the world. Macroeconomic concerns were mainly around the timing of a rate hike by the US Federal Reserve (Fed) and slowing growth in China, with its spillover effects on emerging markets (EM) and commodities. The Fed rate hike was deferred twice in the period, mainly due to developments in Europe and China. Low commodity prices have pushed EM countries, such as Brazil and Russia, into recession and dampened Eurozone inflation. This pushed the European Central Bank (ECB) to extend its quantitative easing (QE) program until March 2017.

Equity markets witnessed the most volatility in the reporting period. As China tried to counter slowing economic growth with its devaluation of the yuan in mid-August, market anxiety about the implications of an impending Fed rate hike and central banks’ inaction came to the fore. Global equities were down in August and September; however, positive corporate earnings, aided by accommodative monetary policy in the Eurozone and Japan, helped markets recover in October and November.

Although the Barclays Global Aggregate Bond Index (Hedged)1 has remained flat over the past six months, it has not been without periods of volatility. The September bond rally — as evidenced by the Treasury 10-year rate, which rose to 2.3% — was a reaction to unchanged rates by the Fed, while the brief October sell-off appeared to be a reaction to surety over a rate hike and global growth concerns. As investors continued to prepare for an eventual rate hike, the Treasury yield curve flattened. Corporate bond issuances surged, as loose monetary policy made bonds a low-cost funding option. While Investment Grade bonds were mostly flat, the High Yield bond market — with about a fifth of the issues linked to commodities — saw spreads widen against Treasuries.

The Municipal Bond market has been one of most stable markets in this reporting period, gaining about 2.58%, as measured by the Barclays Municipal Bond Index2. Markets have seen year-to-date net inflows of USD 9 billion with favorable demand-supply, as a majority of the new issuance has been for refunding. Despite the overall market stability, Pennsylvania and Illinois were downgraded, and Puerto Rico’s financial crisis continued.

Despite concerns over debt levels, we still believe EM economies will continue to grow, though the momentum has been slowing in some countries. While the US appears to be leading the recovery in developed markets, the interest rate divergence between Europe and the US is likely to strengthen the dollar further, thereby possibly creating headwinds for US equities. European and Japanese markets will likely remain well supported by the ECB and Bank of Japan’s accommodative monetary policy, while a strong labor market sets the stage for a Fed rate hike in December.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1 Barclays Global Aggregate Bond Index (Hedged) is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

2 The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (name changed from DBIQ USD Emerging Markets Bond — Interest Rate Hedged Index effective August 10, 2015) (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated emerging markets bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the emerging markets bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/15

AAA	5.3%
AA	4.7%
A	18.3%
BBB	41.6%
BB	16.5%
B	6.9%
CCC	6.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/15

Hungary	7.3%
Peru	7.1%
Russia	6.3%
Poland	6.2%
Brazil	5.9%
Uruguay	5.8%
Colombia	5.7%
Qatar	4.9%
Romania	4.1%
Indonesia	4.1%
Ukraine	4.1%
Mexico	4.0%
Panama	4.0%
Croatia	3.9%
South Africa	3.7%
Philippines	3.7%
Turkey	3.6%
Kazakhstan	3.4%
Ecuador	3.0%
Venezuela	2.7%
Lithuania	2.1%
Sri Lanka	1.8%
Egypt	1.7%
Lebanon	0.9%

Total	100.0%

Modified duration as of 11/30/15: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

2

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (name changed from DBIQ USD High Yield Corporate Bond — Interest Rate Hedged Index effective August 10, 2015) (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/15

AAA	5.1%
BBB	9.3%
BB	46.9%
B	32.5%
CCC	6.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/15

Communications	24.8%
Consumer, Cyclical	15.7%
Consumer, Non-cyclical	14.1%
Financial	12.7%
Energy	11.6%
Industrial	6.6%
Technology	6.1%
Basic Materials	5.7%
Utilities	2.7%

Total	100.0%

Modified duration as of 11/30/15: -0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Country Diversification* as of 11/30/15

United States	91.3%
Luxembourg	3.5%
United Kingdom	2.0%
Canada	2.0%
New Zealand	1.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

3

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (name changed from DBIQ USD Investment Grade Bond — Interest Rate Hedged Index effective August 10, 2015) (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/15

AAA	8.4%
AA	20.1%
A	42.5%
BBB	29.0%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/15

Financial	35.6%
Consumer, Non-cyclical	17.0%
Communications	13.8%
Energy	11.5%
Technology	6.3%
Consumer, Cyclical	6.0%
Basic Materials	4.4%
Industrial	4.2%
Utilities	1.2%

Total	100.0%

Modified duration as of 11/30/15: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Country Diversification* as of 11/30/15

United States	80.5%
United Kingdom	7.1%
France	3.7%
Canada	3.4%
Netherlands	3.2%
Luxembourg	1.2%
Australia	0.9%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

4

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (name changed from DBIQ Municipal Infrastructure Revenue Bond Index effective August 10, 2015) (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/15

AAA	9.4%
AA	46.0%
A	42.5%
BBB	2.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/15

Transportation	30.6%
General	23.4%
Airport	15.6%
Water	10.1%
Power	9.9%
Development	4.9%
Utilities	3.6%
Education	1.9%

100.0%

Modified duration as of 11/30/15: 6.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

5

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

The Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
HSBC Holdings PLC	4.5%
British American Tobacco PLC	3.1%
Total SA	3.1%
Sanofi	3.0%
GlaxoSmithKline PLC	2.9%
Royal Dutch Shell PLC, Class A	2.8%
Vodafone Group PLC	2.6%
Royal Bank of Canada	2.5%
AstraZeneca PLC	2.5%
Allianz SE	2.4%

Sector Diversification* as of 11/30/15

Financials	33.6%
Energy	14.9%
Telecommunication Services	9.6%
Health Care	8.9%
Materials	8.6%
Consumer Staples	8.0%
Utilities	5.7%
Consumer Discretionary	4.9%
Industrials	3.8%
Information Technology	2.0%

Total	100.0%

Country Diversification* as of 11/30/15

United Kingdom	27.5%
Canada	10.2%
France	9.8%
China	6.8%
Germany	6.5%
Australia	6.4%
Netherlands	5.0%
Switzerland	2.9%
South Africa	2.8%
Hong Kong	2.4%
Taiwan	2.2%
Sweden	1.8%
Japan	1.7%
Finland	1.7%
Russia	1.6%
Singapore	1.5%
Norway	1.5%
Brazil	1.4%
Spain	1.3%
Malaysia	1.1%
Thailand	0.6%
Italy	0.6%
United Arab Emirates	0.4%
Macau	0.3%
Chile	0.3%
Luxembourg	0.3%
Portugal	0.2%
Denmark	0.2%
Hungary	0.2%
Mexico	0.2%
New Zealand	0.2%
Austria	0.2%
Indonesia	0.1%
Colombia	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

6

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

The Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
British American Tobacco PLC	4.8%
Total SA	4.8%
Sanofi	4.7%
GlaxoSmithKline PLC	4.4%
Vodafone Group PLC	4.0%
AstraZeneca PLC	3.8%
Allianz SE	3.6%
BASF SE	3.4%
Royal Dutch Shell PLC, Class A	3.0%
Australia & New Zealand Banking Group Ltd.	2.5%

Sector Diversification* as of 11/30/15

Financials	22.5%
Health Care	13.3%
Energy	12.8%
Materials	10.8%
Consumer Staples	10.1%
Utilities	8.5%
Telecommunication Services	8.2%
Industrials	6.2%
Consumer Discretionary	4.8%
Information Technology	2.8%

Total	100.0%

Country Diversification* as of 11/30/15

United Kingdom	34.1%
France	13.8%
Australia	12.2%
Germany	9.4%
Netherlands	4.9%
Switzerland	4.3%
Hong Kong	3.8%
Singapore	2.9%
Sweden	2.8%
Finland	2.4%
Norway	2.2%
Spain	2.1%
Japan	1.5%
Italy	1.4%
Luxembourg	0.4%
Macau	0.4%
Portugal	0.3%
New Zealand	0.3%
Denmark	0.3%
Ireland	0.2%
Austria	0.2%
China	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

7

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

The Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Hon Hai Precision Industry Co. Ltd.	5.0%
China Construction Bank Corp., Class H	5.0%
Bank of China Ltd., Class H	4.9%
Industrial & Commercial Bank of China Ltd., Class H	4.8%
Ambev SA	3.5%
CNOOC Ltd.	3.2%
Sasol Ltd.	2.8%
China Petroleum & Chemical Corp., Class H	2.6%
MTN Group Ltd.	2.4%
Lukoil PJSC, ADR	2.4%

Sector Diversification* as of 11/30/15

Financials	38.9%
Energy	18.0%
Information Technology	14.2%
Telecommunication Services	11.7%
Consumer Staples	6.9%
Consumer Discretionary	3.6%
Industrials	3.0%
Materials	2.4%
Utilities	0.9%
Health Care	0.4%

Total	100.0%

Country Diversification* as of 11/30/15

China	25.6%
Taiwan	23.3%
South Africa	14.5%
Russia	8.6%
Brazil	6.0%
Malaysia	5.3%
Thailand	4.0%
United Arab Emirates	2.7%
South Korea	2.2%
Poland	1.8%
Turkey	1.3%
Czech Republic	1.1%
Mexico	0.9%
Indonesia	0.8%
Hungary	0.8%
Chile	0.7%
Hong Kong	0.4%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

8

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

The Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). Underlying Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”), or the “Eurozone”, in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Volkswagen AG	5.7%
Allianz SE	5.0%
Muenchener Rueckversicherungs-Gesellschaft AG	5.0%
AXA SA	4.9%
Sampo OYJ, Class A	4.9%
Repsol SA	4.9%
Total SA	4.8%
ProSiebenSat.1 Media SE	4.0%
Atlantia SpA	3.9%
Snam SpA	3.8%

Sector Diversification* as of 11/30/15

Financial	24.9%
Consumer Discretionary	22.1%
Utilities	19.7%
Industrials	13.4%
Energy	13.2%
Materials	3.6%
Telecommunication Services	1.9%
Health Care	1.2%

Total	100.0%

Country Diversification* as of 11/30/15

Germany	25.5%
France	22.2%
Spain	17.0%
Finland	16.5%
Italy	11.3%
Luxembourg	3.2%
Portugal	2.8%
Austria	1.5%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

9

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$994.50	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$935.32	0.45%	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$989.61	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.25%	$1.26
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,036.22	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Actual (2)	$1,000.00	$948.01	0.45%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

10

DBX ETF Trust

Fees and expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Actual (2)	$1,000.00	$961.22	0.45%	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Actual (2)	$1,000.00	$900.95	0.65%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Actual (2)	$1,000.00	$1,022.80	0.45%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) For the period from August 12, 2015 (commencement of operations) to November 30, 2015.

11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

November 30, 2015 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 93.3%
Brazil — 5.5%
Brazilian Government International Bond
4.875%, 1/22/21 (a)	$110,000	$106,755
10.125%, 5/15/27	30,000	39,150
8.25%, 1/20/34	35,000	37,537
5.00%, 1/27/45	200,000	148,000

		331,442

Colombia — 5.4%
Colombia Government International Bond
7.375%, 3/18/19	100,000	113,350
2.625%, 3/15/23	200,000	180,500
8.125%, 5/21/24	25,000	30,725

		324,575

Croatia — 3.6%
Croatia Government International Bond, 144A
6.75%, 11/05/19	100,000	108,750
6.625%, 7/14/20	100,000	108,837

		217,587

Ecuador — 2.8%
Ecuador Government International Bond, 144A
10.50%, 3/24/20	200,000	169,000

Egypt — 1.6%
Egypt Government International Bond, 144A
5.75%, 4/29/20	100,000	97,395

Hungary — 6.8%
Hungary Government International Bond
6.375%, 3/29/21	110,000	126,225
5.75%, 11/22/23	90,000	101,587
5.375%, 3/25/24	106,000	116,998
7.625%, 3/29/41	50,000	68,707

		413,517

Indonesia — 3.9%
Indonesia Government International Bond, 144A
8.50%, 10/12/35	100,000	127,190
6.625%, 2/17/37	100,000	106,650

		233,840

Kazakhstan — 3.1%
Kazakhstan Government International Bond, 144A
3.875%, 10/14/24	200,000	190,297

Lebanon — 0.8%
Lebanon Government International Bond
GMTN, 6.375%, 3/09/20	50,000	50,250

Lithuania — 2.0%
Lithuania Government International Bond, 144A
7.375%, 2/11/20	100,000	119,283

	Principal Amount	Value
Mexico — 3.7%
Mexico Government International Bond
3.625%, 3/15/22	$100,000	$101,250
Series A, MTN, 6.75%, 9/27/34	10,000	12,375
MTN, 4.75%, 3/08/44	60,000	56,550
5.55%, 1/21/45	35,000	36,881
5.75%, 10/12/2110	20,000	19,350

		226,406

Panama — 3.7%
Panama Government International Bond
5.20%, 1/30/20	100,000	108,625
6.70%, 1/26/36	95,000	115,662

		224,287

Peru — 6.6%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	127,650
8.75%, 11/21/33	75,000	107,813
6.55%, 3/14/37	70,000	83,300
5.625%, 11/18/50	75,000	79,313

		398,076

Philippines — 3.4%
Philippine Government International Bond
10.625%, 3/16/25	75,000	118,747
9.50%, 2/02/30	55,000	87,493

		206,240

Poland — 5.8%
Poland Government International Bond
6.375%, 7/15/19	90,000	103,725
5.125%, 4/21/21	70,000	78,442
5.00%, 3/23/22	50,000	55,794
3.00%, 3/17/23	40,000	39,999
4.00%, 1/22/24	70,000	74,149

		352,109

Qatar — 4.6%
Qatar Government International Bond, 144A
9.75%, 6/15/30	90,000	145,976
6.40%, 1/20/40	100,000	131,635

		277,611

Romania — 3.9%
Romanian Government International Bond, 144A
6.75%, 2/07/22	40,000	47,500
4.375%, 8/22/23	10,000	10,534
4.875%, 1/22/24	86,000	93,417
6.125%, 1/22/44	70,000	82,786

		234,237

Russia — 5.9%
Russian Foreign Bond — Eurobond, 144A
4.875%, 9/16/23	200,000	208,930
12.75%, 6/24/28	90,000	147,005

		355,935

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
South Africa — 3.5%
South Africa Government International Bond
5.50%, 3/09/20	$100,000	$106,533
4.665%, 1/17/24	100,000	100,830

		207,363

Sri Lanka — 1.7%
Sri Lanka Government International Bond, 144A
6.25%, 10/04/20	100,000	99,770

Turkey — 3.3%
Turkey Government International Bond
7.00%, 6/05/20	20,000	22,499
7.375%, 2/05/25	30,000	35,446
11.875%, 1/15/30	20,000	32,875
8.00%, 2/14/34	80,000	100,460
7.25%, 3/05/38	10,000	11,753

		203,033

Ukraine — 3.8%
Ukraine Government International Bond, 144A
7.75%, 9/01/20	120,000	116,424
7.75%, 9/01/24	120,000	113,400

		229,824

	Principal Amount	Value
Uruguay — 5.4%
Uruguay Government International Bond
4.50%, 8/14/24 (a)	$65,000	$66,950
7.625%, 3/21/36	90,000	113,625
5.10%, 6/18/50	165,000	147,263

		327,838

Venezuela — 2.5%
Venezuela Government International Bond
7.65%, 4/21/25	155,000	62,000
9.25%, 9/15/27	200,000	88,800

		150,800

TOTAL SOVEREIGN BONDS (Cost $5,847,154)		5,640,715

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.7%
Daily Assets Fund, 0.20% (b)(c) (Cost $104,833)	104,833	104,833

TOTAL INVESTMENTS — 95.0%
(Cost $5,951,987)†		$5,745,548
Other assets and liabilities, net — 5.0%		301,300

NET ASSETS — 100.0%		$6,046,848

†	The cost for federal income tax purposes was $5,967,137. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $221,589. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,585 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $283,174.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $100,482, which is 1.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN: Global Medium Term Note

MTN: Medium Term Note

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	20	$2,373,594	3/31/2016	$1,016
10-Year U.S. Treasury Note	16	2,023,000	3/21/2016	875
U.S. Treasury Long Bond	9	1,386,000	3/21/2016	(2,531)

		$5,782,594		$(640)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Sovereign Bonds*	$—	$5,640,715	$—	$5,640,715
Securities Lending Collateral	104,833	—	—	104,833
Other Financial Instruments
Unrealized Depreciation on Futures Contracts	(640)	—	—	(640)

Total	$104,193	$5,640,715	$—	$5,744,908

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

November 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 93.3%
Basic Materials — 5.4%
Chemicals — 2.1%
Hexion, Inc. 8.875%, 2/01/18	$129,000	$85,463
Huntsman International LLC 4.875%, 11/15/20 (a)	106,000	100,170

		185,633

Iron/Steel — 2.3%
ArcelorMittal (Luxembourg) 6.125%, 6/01/18	209,000	203,775

Mining — 1.0%
Alcoa, Inc. 5.125%, 10/01/24	93,000	88,466

Communications — 23.1%
Advertising — 0.6%
Lamar Media Corp. 5.875%, 2/01/22	50,000	52,625

Internet — 0.9%
Netflix, Inc., 144A 5.875%, 2/15/25	80,000	83,100

Media — 9.4%
Cablevision Systems Corp. 7.75%, 4/15/18	133,000	138,652
CCO Holdings LLC / CCO Holdings Capital Corp., 144A 5.375%, 5/01/25	80,000	79,600
CSC Holdings LLC 6.75%, 11/15/21	111,000	105,172
DISH DBS Corp. 5.00%, 3/15/23	155,000	134,463
iHeartCommunications, Inc. 9.00%, 12/15/19	97,000	70,689
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	164,000	167,690
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	21,000	20,947
Sirius XM Radio, Inc., 144A 6.00%, 7/15/24	35,000	36,269
Univision Communications, Inc., 144A 8.50%, 5/15/21	84,000	87,675

		841,157

Telecommunications — 12.2%
Avaya, Inc., 144A 7.00%, 4/01/19	222,000	175,935
CenturyLink, Inc. 6.75%, 12/01/23	65,000	61,955
CommScope Technologies Finance LLC, 144A 6.00%, 6/15/25	26,000	24,960
Frontier Communications Corp. 7.125%, 1/15/23	23,000	19,492
Level 3 Communications, Inc. 5.75%, 12/01/22	151,000	152,887

	Principal Amount	Value
Telecommunications (Continued)
Sprint Communications, Inc. 7.00%, 8/15/20	$231,000	$192,308
T-Mobile USA, Inc. 6.633%, 4/28/21	244,000	252,845
Windstream Services LLC 7.875%, 11/01/17	199,000	208,204

		1,088,586

Consumer, Cyclical — 14.6%
Airlines — 1.1%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	95,000	95,831

Auto Manufacturers — 2.6%
General Motors Co. 4.875%, 10/02/23	133,000	138,278
General Motors Financial Co., Inc. 4.00%, 1/15/25	88,000	85,092

		223,370

Auto Parts & Equipment — 1.6%
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	150,000	145,454

Distribution/Wholesale — 0.3%
HD Supply, Inc. 7.50%, 7/15/20	28,000	29,680

Entertainment — 2.4%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	124,000	127,720
Regal Entertainment Group 5.75%, 3/15/22	88,000	89,650

		217,370

Lodging — 2.8%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	151,000	157,976
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25	99,000	88,976

		246,952

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc., 144A (Canada) 6.00%, 4/01/22	21,000	21,840
Dollar Tree, Inc., 144A 5.75%, 3/01/23	98,000	102,165
L Brands, Inc. 5.625%, 2/15/22	111,000	118,182
Rite Aid Corp., 144A 6.125%, 4/01/23	99,000	105,311

		347,498

Consumer, Non-cyclical — 13.2%
Commercial Services — 1.0%
ADT (The) Corp. 3.50%, 7/15/22	21,000	19,294

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
United Rentals North America, Inc. 5.50%, 7/15/25	$71,000	$71,266

		90,560

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co. 4.70%, 5/19/21	18,000	18,427

Food — 2.0%
Post Holdings, Inc. 7.375%, 2/15/22	83,000	86,709
Smithfield Foods, Inc. 7.75%, 7/01/17	80,000	86,100

		172,809

Healthcare-Products — 1.2%
Hologic, Inc., 144A 5.25%, 7/15/22	20,000	20,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A (Luxembourg) 5.50%, 4/15/25	105,000	89,513

		110,388

Healthcare-Services — 5.8%
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	87,000	84,608
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	155,000	168,562
HCA, Inc. 7.50%, 2/15/22	133,000	149,293
Tenet Healthcare Corp. 8.125%, 4/01/22	80,000	80,150
6.75%, 6/15/23	35,000	32,856

		515,469

Pharmaceuticals — 3.0%
Endo Finance LLC, 144A 5.75%, 1/15/22	83,000	79,680
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20	204,000	187,935

		267,615

Energy — 10.8%
Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC, 144A 5.875%, 2/01/23	44,000	33,000

Oil & Gas — 7.8%
Antero Resources Corp. 5.375%, 11/01/21	102,000	94,350
California Resources Corp. 5.50%, 9/15/21	111,000	67,155
Chesapeake Energy Corp. 6.625%, 8/15/20 (a)	111,000	53,002
Concho Resources, Inc. 5.50%, 4/01/23	106,000	103,880
Denbury Resources, Inc. 5.50%, 5/01/22	93,000	58,125

	Principal Amount	Value
Oil & Gas (Continued)
Energy XXI Gulf Coast, Inc. 7.50%, 12/15/21	$173,000	$29,410
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	88,000	75,240
Linn Energy LLC / Linn Energy Finance Corp. 7.75%, 2/01/21	119,000	25,585
Range Resources Corp. 5.00%, 3/15/23 (a)	89,000	79,210
SandRidge Energy, Inc. 7.50%, 3/15/21	124,000	20,770
Whiting Petroleum Corp. 5.75%, 3/15/21	91,000	83,265

		689,992

Pipelines — 2.6%
Energy Transfer Equity LP 5.875%, 1/15/24	21,000	19,530
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.50%, 7/15/23	44,000	39,270
Sabine Pass Liquefaction LLC 5.75%, 5/15/24	100,000	92,750
144A, 5.625%, 3/01/25	26,000	23,952
Williams (The) Cos., Inc. 4.55%, 6/24/24	80,000	65,733

		241,235

Financial — 11.8%
Banks — 2.3%
CIT Group, Inc. 5.00%, 8/15/22	39,000	39,926
Royal Bank of Scotland Group PLC (United Kingdom) 6.125%, 12/15/22	155,000	170,738

		210,664

Diversified Financial Services — 4.6%
Aircastle Ltd. 6.75%, 4/15/17	111,000	116,550
E*TRADE Financial Corp. 5.375%, 11/15/22	119,000	126,140
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.50%, 3/15/17	88,000	88,220
Navient Corp. 5.875%, 10/25/24	94,000	80,488

		411,398

Real Estate — 1.4%
Howard Hughes (The) Corp., 144A 6.875%, 10/01/21	119,000	122,273

REITS — 3.5%
DuPont Fabros Technology LP 5.875%, 9/15/21	137,000	142,309
Equinix, Inc. 5.375%, 4/01/23	82,000	83,947

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
REITS (Continued)
Iron Mountain, Inc. 5.75%, 8/15/24	$88,000	$87,670

		313,926

Industrial — 6.2%
Aerospace/Defense — 0.2%
TransDigm, Inc. 6.00%, 7/15/22	20,000	19,750

Building Materials — 0.2%
Building Materials Corp. of America, 144A 5.375%, 11/15/24	18,000	18,225

Engineering & Construction — 1.4%
AECOM 5.75%, 10/15/22	119,000	123,239

Miscellaneous Manufacturing — 0.9%
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	105,000	77,700

Packaging & Containers — 3.5%
Berry Plastics Corp. 5.125%, 7/15/23	62,000	60,450
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, 144A (New Zealand) 5.625%, 12/15/16	99,000	98,752
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	18,000	17,888
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/20	133,000	136,658

		313,748

Technology — 5.6%
Computers — 0.9%
NCR Corp. 6.375%, 12/15/23	84,000	84,105

	Principal Amount	Value
Semiconductors — 0.2%
Micron Technology, Inc. 5.50%, 2/01/25	$20,000	$18,600

Software — 4.5%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	110,000	85,662
First Data Corp., 144A 6.75%, 11/01/20	82,000	86,407
8.25%, 1/15/21	84,000	87,885
Open Text Corp., 144A (Canada) 5.625%, 1/15/23	142,000	141,290

		401,244

Utilities — 2.6%
Electric — 2.6%
AES Corp. 7.375%, 7/01/21	119,000	123,165
FirstEnergy Corp. 4.25%, 3/15/23	102,000	103,598

		226,763

TOTAL CORPORATE BONDS (Cost $9,193,256)		8,330,627

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.6%
Daily Assets Fund, 0.20% (b)(c) (Cost $228,237)	228,237	228,237

TOTAL INVESTMENTS — 95.9% (Cost $9,421,493) †		$8,558,864
Other assets and liabilities, net — 4.1%		367,152

NET ASSETS — 100.0%		$8,926,016

†	The cost for federal income tax purposes was $9,442,753. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $883,889. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,050 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $914,939.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $220,763, which is 2.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

At November 30, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	4	$870,188	3/31/2016	$250
5-Year U.S. Treasury Note	38	4,509,827	3/31/2016	2,437
10-Year U.S. Treasury Note	23	2,908,063	3/21/2016	1,258

		$8,288,078		$3,945

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Corporate Bonds*	$—	$8,330,627	$—	$8,330,627
Securities Lending Collateral	228,237	—	—	228,237
Other Financial Instruments
Unrealized Appreciation on Futures Contracts	3,945	—	—	3,945

Total	$232,182	$8,330,627	$—	$8,562,809

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

November 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 93.5%
Basic Materials — 4.1%
Chemicals — 0.9%
CF Industries, Inc. 3.45%, 6/01/23	$45,000	$42,569

Mining — 3.2%
Barrick Gold Corp. (Canada) 4.10%, 5/01/23	45,000	39,659
Freeport-McMoRan, Inc. 3.10%, 3/15/20	45,000	34,847
3.875%, 3/15/23	45,000	30,487
Rio Tinto Finance USA PLC (United Kingdom) 3.50%, 3/22/22	50,000	49,390

		154,383

Communications — 13.0%
Internet — 2.3%
Amazon.com, Inc. 4.80%, 12/05/34	45,000	47,445
eBay, Inc. 2.20%, 8/01/19	65,000	64,456

		111,901

Media — 4.5%
Comcast Corp. 4.20%, 8/15/34	95,000	94,356
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 3/15/42	40,000	38,367
Time Warner Cable, Inc. 5.50%, 9/01/41	45,000	41,484
Walt Disney (The) Co. MTN, 2.35%, 12/01/22	40,000	39,682

		213,889

Telecommunications — 6.2%
AT&T, Inc. 4.80%, 6/15/44	45,000	42,278
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	47,133
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	37,066
Verizon Communications, Inc. 4.50%, 9/15/20	40,000	43,475
4.40%, 11/01/34	75,000	71,257
Vodafone Group PLC (United Kingdom) 2.95%, 2/19/23	55,000	52,851

		294,060

Consumer, Cyclical — 5.6%
Auto Manufacturers — 1.5%
Ford Motor Co. 4.75%, 1/15/43	50,000	48,066
Toyota Motor Credit Corp. 2.15%, 3/12/20	25,000	25,089

		73,155

	Principal Amount	Value
Retail — 4.1%
CVS Health Corp. 3.875%, 7/20/25	$45,000	$46,231
Target Corp. 4.00%, 7/01/42	75,000	73,025
Wal-Mart Stores, Inc. 6.20%, 4/15/38	59,000	74,900

		194,156

Consumer, Non-cyclical — 15.8%
Agriculture — 1.4%
Altria Group, Inc.
4.00%, 1/31/24	65,000	67,999

Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc.
2.15%, 2/01/19	40,000	40,167
4.625%, 2/01/44	40,000	40,541

		80,708

Biotechnology — 0.9%
Amgen, Inc.
5.375%, 5/15/43	40,000	42,255

Food — 0.9%
Kraft Foods Group, Inc.
6.50%, 2/09/40	35,000	41,452

Healthcare-Products — 1.1%
Medtronic, Inc.
3.625%, 3/15/24	50,000	51,812

Healthcare-Services — 3.2%
Anthem, Inc.
2.25%, 8/15/19	90,000	90,091
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	63,348

		153,439

Pharmaceuticals — 6.6%
AbbVie, Inc.
4.70%, 5/14/45	75,000	73,992
Express Scripts Holding Co.
2.25%, 6/15/19	50,000	49,796
GlaxoSmithKline Capital PLC (United Kingdom) 2.85%, 5/08/22	40,000	40,370
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	60,000	60,183
Johnson & Johnson
5.95%, 8/15/37	45,000	58,301
Pfizer, Inc.
2.10%, 5/15/19	40,000	40,537

		323,179

Energy — 10.7%
Oil & Gas — 6.8%
Apache Corp. 5.10%, 9/01/40	40,000	38,921

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
BP Capital Markets PLC (United Kingdom)
3.814%, 2/10/24	$40,000	$41,118
Continental Resources, Inc.
3.80%, 6/01/24	50,000	41,569
Phillips 66
4.30%, 4/01/22	60,000	63,154
Shell International Finance BV (Netherlands)
4.55%, 8/12/43	65,000	66,188
Total Capital International SA (France)
3.70%, 1/15/24	70,000	72,576

		323,526

Oil & Gas Services — 1.1%
Schlumberger Investment SA (Luxembourg)
3.65%, 12/01/23	50,000	51,802

Pipelines — 2.8%
Enbridge, Inc. (Canada)
4.00%, 10/01/23	55,000	50,388
Enterprise Products Operating LLC
5.10%, 2/15/45	45,000	41,034
Williams Partners LP / ACMP Finance Corp.
4.875%, 3/15/24	55,000	48,078

		139,500

Financial — 33.3%
Banks — 27.2%
Bank of America Corp.
MTN, 3.30%, 1/11/23	140,000	140,110
Bank of Montreal (Canada)
MTN, 2.375%, 1/25/19	60,000	60,787
Bank of New York Mellon (The) Corp.
MTN, 2.30%, 9/11/19	72,000	72,721
BNP Paribas SA (France)
MTN, 2.40%, 12/12/18	55,000	55,662
3.25%, 3/03/23	40,000	40,212
Citigroup, Inc.
2.40%, 2/18/20	40,000	39,919
5.30%, 5/06/44	40,000	42,151
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.50%, 1/11/21	70,000	76,591
Deutsche Bank AG
2.50%, 2/13/19 (a)	8,000	8,081
Goldman Sachs Group, (The), Inc.
2.625%, 1/31/19	85,000	86,569
3.50%, 1/23/25	50,000	49,838
5.95%, 1/15/27	35,000	39,477
MTN, 4.80%, 7/08/44	40,000	40,526
HSBC Holdings PLC (United Kingdom)
5.10%, 4/05/21	75,000	84,036
4.00%, 3/30/22	40,000	42,225
JPMorgan Chase & Co.
2.25%, 1/23/20	45,000	44,874
5.60%, 7/15/41	45,000	52,882
Morgan Stanley 2.50%, 1/24/19	45,000	45,736

	Principal Amount	Value
Banks (Continued)
GMTN, 3.70%, 10/23/24	$45,000	$45,815
GMTN, 4.35%, 9/08/26	40,000	40,750
4.30%, 1/27/45	40,000	38,917
Wells Fargo & Co.
2.15%, 1/30/20	40,000	39,844
4.125%, 8/15/23	40,000	41,746
Wells Fargo & Co.
5.606%, 1/15/44	35,000	39,179
Westpac Banking Corp. (Australia)
2.25%, 1/17/19	40,000	40,354

		1,309,002

Diversified Financial Services — 1.7%
General Electric Capital Corp.
MTN, 5.875%, 1/14/38	65,000	79,875

Insurance — 2.2%
American International Group, Inc.
4.50%, 7/16/44	50,000	47,472
Berkshire Hathaway, Inc.
2.10%, 8/14/19	55,000	55,664

		103,136

REITS — 2.2%
American Tower Corp.
5.00%, 2/15/24	40,000	42,596
HCP, Inc.
5.375%, 2/01/21	55,000	60,376

		102,972

Industrial — 4.0%
Aerospace/Defense — 1.4%
United Technologies Corp.
3.10%, 6/01/22	65,000	66,478

Miscellaneous Manufacturing — 0.8%
General Electric Co.
2.70%, 10/09/22	40,000	40,159

Transportation — 1.8%
United Parcel Service, Inc. 3.125%, 1/15/21	80,000	83,934

Technology — 5.9%
Computers — 1.5%
Hewlett-Packard Co. 4.30%, 6/01/21	70,000	69,938

Semiconductors — 0.9%
Intel Corp. 3.70%, 7/29/25	40,000	41,711

Software — 3.5%
Microsoft Corp. 3.50%, 2/12/35	85,000	78,344
Oracle Corp. 4.30%, 7/08/34	90,000	90,602

		168,946

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
Utilities — 1.1%
Electric — 1.1%
Pacific Gas & Electric Co. 6.05%, 3/01/34	$45,000	$54,138

TOTAL CORPORATE BONDS (Cost $4,672,418)		4,480,074

TOTAL INVESTMENTS — 93.5% (Cost $4,672,418)†		$4,480,074
Other assets and liabilities, net — 6.5%		311,956

NET ASSETS — 100.0%		$4,792,030

†	The cost for federal income tax purposes was $4,677,602. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $197,528. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,905 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $199,433.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

GMTN: Global Medium Term Note

MTN: Medium Term Note

At November 30, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	13	$1,643,688	3/21/2016	$711
5-Year U.S. Treasury Note	12	1,424,156	3/31/2016	688
Ultra Long U.S. Treasury Bond	2	316,875	3/21/2016	(719)
U.S. Treasury Long Bond	7	1,078,000	3/21/2016	(1,969)

		$4,462,719		$(1,289)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Corporate Bonds*	$—	4,480,074	$—	$4,480,074
Other Financial Instruments
Unrealized Depreciation on Futures Contracts	(1,289)	—	—	(1,289)

Total	$(1,289)	$4,480,074	$—	$4,478,785

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

November 30, 2015 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.1%
Arizona — 0.5%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A, 5.00%, 7/01/26	$100,000	$117,952

California — 12.7%
Bay Area Toll Authority, 5.00%, 10/01/54	1,100,000	1,225,235
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	113,345
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	129,111
Series A, 6.50%, 11/01/39	500,000	676,180
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	659,070
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	347,748

		3,150,689

Colorado — 0.7%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	116,542
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	59,570

		176,112

Florida — 12.1%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	55,736
5.00%, 10/01/36	700,000	772,464
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/42	1,200,000	1,327,320
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	55,682
County of Miami-Dade Water & Sewer System, Water Revenue, 5.00%, 10/01/39 INS: AGM	500,000	566,025
Orlando-Orange County Expressway Authority, Highway Tolls Revenue, 5.00%, 7/01/35	200,000	226,664

		3,003,891

	Principal Amount	Value
Georgia — 1.9%
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	$110,000	$128,228
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series, 5.00%, 7/01/39	300,000	334,134

		462,362

Indiana — 3.2%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	789,733

Louisiana — 5.3%
New Orleans Aviation Board, Series A, 5.00%, 1/01/45	1,200,000	1,304,928

Massachusetts — 10.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/01/25	750,000	936,487
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	899,445
Series A, 5.00%, 8/15/26	200,000	238,666
Series B, 5.00%, 8/15/28	400,000	473,460

		2,548,058

New Jersey — 3.1%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/43	700,000	774,270

New York — 29.6%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	219,806
Series A, 5.75%, 2/15/47	55,000	62,819
Long Island Power Authority, 5.00%, 9/01/44	700,000	780,773
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	112,635
5.00%, 11/15/45	1,300,000	1,463,657
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	350,000	399,252
New York City Water & Sewer System, Water Revenue,
Series GG, 5.00%, 6/15/43	100,000	113,984
Series FF, 5.00%, 6/15/45	300,000	333,606
Series BB, 5.00%, 6/15/47	450,000	503,258
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	609,007
New York State Thruway Authority, 5.00%, 1/01/31	1,000,000	1,177,590

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2015 (Unaudited)

	Principal Amount	Value
New York (Continued)
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue, Series B, 5.00%, 11/15/25	$200,000	$239,872
Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	1,100,000	1,263,768

		7,280,027

Pennsylvania — 2.3%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	577,247

South Carolina — 4.4%
South Carolina State Public Service Authority, Series E, 5.00%, 12/01/48	1,000,000	1,095,200

Texas — 7.8%
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	222,212
Series H, AMT, 5.00%, 11/01/37	300,000	326,706

	Principal Amount	Value
Texas (Continued)
Series C, 5.00%, 11/01/45	$350,000	$383,918
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	985,113

		1,917,949

Virginia — 2.3%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	575,160

Washington — 1.9%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	464,004

TOTAL MUNICIPAL BONDS (Cost $23,418,926)		24,237,582

TOTAL INVESTMENTS — 98.1% (Cost $23,418,926)†		$24,237,582
Other assets and liabilities, net — 1.9%		461,076

NET ASSETS — 100.0%		$24,698,658

†	The cost for federal income tax purposes was $23,418,926. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $818,656. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $841,773 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,117.

AGM: Assured Guaranty Municipal Corp.

AMT: Alternative Minimum Tax

INS: Insured

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Municipal Bonds*	$—	$24,237,582	$—	$24,237,582

Total	$—	$24,237,582	$—	$24,237,582

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*  See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.2%
Australia — 6.3%
Amcor Ltd.	3,689	$36,070
ASX Ltd.	620	18,559
Bendigo and Adelaide Bank Ltd.	1,314	10,605
BHP Billiton Ltd.	9,783	127,988
BHP Billiton PLC	6,375	76,513
Insurance Australia Group Ltd.	8,081	32,377
LendLease Group (a)	1,916	17,667
Orica Ltd.	1,214	13,872
Sonic Healthcare Ltd.	1,255	18,452
Suncorp Group Ltd.	4,176	40,439
Tatts Group Ltd.	4,301	12,940
Telstra Corp. Ltd.	13,139	50,931
Wesfarmers Ltd.	3,438	94,706
Woodside Petroleum Ltd.	2,222	48,385
Woolworths Ltd.	3,881	66,436

		665,940

Austria — 0.1%
OMV AG	525	14,985

Brazil — 1.3%
Ambev SA	14,727	70,951
BB Seguridade Participacoes SA	2,114	14,190
CCR SA	3,757	12,439
CETIP SA — Mercados Organizados	919	8,741
Cielo SA	2,811	25,509
Tractebel Energia SA	774	6,694

		138,524

Canada — 9.9%
ARC Resources Ltd.	1,100	15,074
Bank of Montreal	1,800	103,933
Bank of Nova Scotia	3,700	168,702
BCE, Inc.	450	19,369
Canadian Imperial Bank of Commerce	1,250	93,863
Cenovus Energy, Inc.	2,700	39,951
CI Financial Corp.	900	21,391
Great-West Lifeco, Inc.	900	24,457
Husky Energy, Inc.	1,100	14,851
IGM Financial, Inc.	450	12,828
Potash Corp. of Saskatchewan, Inc.	2,700	54,649
Power Corp. of Canada	900	21,114
Power Financial Corp.	900	22,853
PrairieSky Royalty Ltd.	550	10,564
Rogers Communications, Inc., Class B	1,250	48,214
Royal Bank of Canada	4,750	270,605
Shaw Communications, Inc., Class B	900	18,681
TELUS Corp. (b)	450	14,301
TransCanada Corp.	2,169	68,443
Vermilion Energy, Inc.	350	10,481

		1,054,324

Chile — 0.3%
Banco de Chile	125,652	12,531
Banco Santander Chile	358,821	16,006

		28,537

	Number of Shares	Value
China — 6.6%
Agricultural Bank of China Ltd., Class H	71,847	$27,521
Bank of China Ltd., Class H	242,203	107,459
China Construction Bank Corp., Class H	251,129	172,635
China Merchants Bank Co. Ltd., Class H	14,487	34,043
China Oilfield Services Ltd., Class H	7,119	7,079
China Petroleum & Chemical Corp., Class H	84,248	51,613
CNOOC Ltd.	58,064	64,254
Country Garden Holdings Co. Ltd.	18,064	6,780
Industrial & Commercial Bank of China Ltd., Class H	224,474	135,783
Jiangsu Expressway Co. Ltd., Class H	5,310	6,876
Jiangxi Copper Co. Ltd., Class H	5,022	6,004
PetroChina Co. Ltd., Class H	68,832	48,916
PICC Property & Casualty Co. Ltd., Class H	10,971	23,800
Sino-Ocean Land Holdings Ltd.	10,381	5,824
Yangzijiang Shipbuilding Holdings Ltd.	7,300	5,693

		704,280

Colombia — 0.1%
Ecopetrol SA	18,103	7,513

Denmark — 0.2%
TDC A/S	2,634	13,836
Tryg A/S	422	8,217

		22,053

Finland — 1.7%
Elisa OYJ	468	17,435
Fortum OYJ	1,403	20,486
Metso OYJ (b)	390	9,683
Nokian Renkaat OYJ	422	16,564
Orion OYJ, Class B	346	11,555
Sampo OYJ, Class A	1,389	68,857
UPM-Kymmene OYJ	1,629	31,101

		175,681

France — 9.5%
AXA SA	6,023	162,971
Bouygues SA	621	23,377
Casino Guichard-Perrachon SA	152	8,691
CNP Assurances	553	7,701
Edenred	658	13,637
Eutelsat Communications SA	503	15,013
Rexel SA	894	12,246
Sanofi	3,622	322,906
SCOR SE	491	19,257
Total SA	6,672	331,316
Vinci SA	1,431	93,074

		1,010,189

Germany — 6.3%
Allianz SE	1,444	255,776
Axel Springer SE	179	9,993
BASF SE	2,824	233,742
Hannover Rueck SE	207	24,221
Muenchener Rueckversicherungs-Gesellschaft AG	519	104,597

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Germany (Continued)
ProSiebenSat.1 Media SE	783	$41,116

		669,445

Hong Kong — 2.4%
BOC Hong Kong (Holdings) Ltd.	11,267	34,513
CLP Holdings Ltd.	5,403	45,156
Hang Seng Bank Ltd.	2,268	41,098
HKT Trust and HKT Ltd. (a)	7,613	9,642
Li & Fung Ltd.	18,342	12,633
NWS Holdings Ltd.	5,652	7,931
PCCW Ltd.	12,330	7,458
Power Assets Holdings Ltd.	4,072	36,369
Shimao Property Holdings Ltd.	4,099	6,841
Sino Land Co. Ltd.	10,148	15,052
Sun Art Retail Group Ltd.	9,206	7,231
Swire Pacific Ltd., Class A	1,836	20,033
Yue Yuen Industrial (Holdings) Ltd.	2,331	8,463

		252,420

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	458	21,013

Indonesia — 0.1%
PT Indocement Tunggal Prakarsa Tbk	5,216	7,050
PT Perusahaan Gas Negara Persero Tbk	40,513	7,775

		14,825

Italy — 0.6%
Snam SpA	6,848	34,802
Terna Rete Elettrica Nazionale SpA	5,241	25,804

		60,606

Japan — 1.7%
Canon, Inc.	3,300	99,617
NTT DOCOMO, Inc.	4,300	81,319

		180,936

Luxembourg — 0.3%
SES SA FDR	995	27,617

Macau — 0.3%
Sands China Ltd.	7,695	26,003
Wynn Macau Ltd.	5,389	6,707

		32,710

Malaysia — 1.1%
AMMB Holdings Bhd	7,500	8,073
British American Tobacco Malaysia Bhd	700	9,499
DiGi.Com Bhd	13,500	15,830
IOI Corp. Bhd	13,400	13,670
Lafarge Malaysia Bhd	2,900	6,189
Malayan Banking Bhd	16,100	31,415
Maxis Bhd	8,900	13,692
Telekom Malaysia Bhd	6,200	9,466
UMW Holdings Bhd	3,600	6,737

		114,571

	Number of Shares	Value
Mexico — 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	8,688	$20,527

Netherlands — 4.9%
Aegon NV	5,775	35,365
Royal Dutch Shell PLC, Class A	11,980	296,446
Royal Dutch Shell PLC, Class B	7,538	187,550

		519,361

New Zealand — 0.1%
Fletcher Building Ltd.	3,141	15,072

Norway — 1.4%
Gjensidige Forsikring ASA	728	11,753
Orkla ASA	2,645	21,487
Statoil ASA	3,481	53,834
Telenor ASA	2,358	41,106
Yara International ASA	541	25,044

		153,224

Portugal — 0.2%
EDP — Energias de Portugal SA	7,232	24,107

Russia — 1.5%
Gazprom PAO, ADR	11,750	48,539
Lukoil PJSC, ADR	1,550	59,722
MegaFon PJSC, GDR	1,736	26,300
Mobile TeleSystems PJSC, ADR	4,212	29,695

		164,256

Singapore — 1.5%
Keppel Corp. Ltd.	5,800	26,933
Sembcorp Industries Ltd.	5,300	12,211
Sembcorp Marine Ltd.	6,200	9,054
Singapore Exchange Ltd.	2,700	14,433
Singapore Press Holdings Ltd.	4,500	12,825
Singapore Technologies Engineering Ltd.	6,300	12,774
Singapore Telecommunications Ltd.	24,200	65,709
StarHub Ltd.	2,000	5,147

		159,086

South Africa — 2.7%
Barclays Africa Group Ltd.	1,208	13,277
Coronation Fund Managers Ltd.	891	3,746
FirstRand Ltd.	11,291	36,725
Foschini Group Ltd. (The)	624	5,590
Imperial Holdings Ltd.	528	5,550
Investec Ltd.	752	6,294
Investec PLC	1,578	13,428
Liberty Holdings Ltd.	567	5,089
MMI Holdings Ltd.	3,908	6,396
MTN Group Ltd.	5,135	51,563
Nampak Ltd. (b)	2,384	4,184
Nedbank Group Ltd.	793	11,572
RMB Holdings Ltd.	2,455	10,378
Sasol Ltd.	2,020	56,252
Standard Bank Group Ltd.	4,030	36,196
Truworths International Ltd.	1,314	8,591

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Vodacom Group Ltd. (b)	1,421	$14,352

		289,183

Spain — 1.2%
Enagas SA	717	21,370
Gas Natural SDG SA	1,141	24,683
Mapfre SA	3,146	8,632
Red Electrica Corp. SA	359	30,799
Repsol SA	3,375	44,021

		129,505

Sweden — 1.8%
Hennes & Mauritz AB, Class B	3,109	115,316
Industrivarden AB, Class C	378	6,769
Skanska AB, Class B	1,283	25,537
TeliaSonera AB	8,756	42,978

		190,600

Switzerland — 2.9%
SGS SA	17	32,518
Swiss Prime Site AG	218	16,305
Swiss Re AG	1,005	95,777
Swisscom AG	84	41,394
Zurich Insurance Group AG	452	119,013

		305,007

Taiwan — 2.1%
Asia Cement Corp.	14,920	12,638
Asustek Computer, Inc.	2,636	21,804
Cheng Shin Rubber Industry Co. Ltd.	7,262	12,169
Chicony Electronics Co. Ltd.	3,151	7,269
Chunghwa Telecom Co. Ltd.	13,877	42,428
Far Eastern New Century Corp.	18,929	15,309
Far EasTone Telecommunications Co. Ltd.	6,657	14,011
Lite-On Technology Corp.	10,260	10,530
Novatek Microelectronics Corp.	2,653	9,631
Quanta Computer, Inc.	10,535	16,460
Synnex Technology International Corp.	7,407	7,182
Taiwan Cement Corp.	15,924	14,367
Taiwan Fertilizer Co. Ltd.	6,448	7,941
Taiwan Mobile Co. Ltd.	6,507	19,655
Teco Electric & Machinery Co. Ltd.	9,583	7,472
WPG Holdings Ltd.	8,227	7,964

		226,830

Thailand — 0.6%
Krung Thai Bank PCL, NVDR	44,900	21,298
PTT PCL, NVDR	3,500	25,000
Siam Commercial Bank PCL, NVDR	5,300	19,446

		65,744

United Arab Emirates — 0.4%
Dubai Islamic Bank PJSC	6,362	11,087
First Gulf Bank PJSC	10,863	35,494

		46,581

	Number of Shares	Value
United Kingdom — 26.7%
Aberdeen Asset Management PLC	2,950	$14,191
Admiral Group PLC	643	15,698
Amec Foster Wheeler PLC	1,289	8,453
Anglo American PLC	4,293	26,422
AstraZeneca PLC	3,879	263,042
BAE Systems PLC	9,260	72,033
British American Tobacco PLC	5,738	334,271
Centrica PLC	15,552	51,085
Direct Line Insurance Group PLC	4,173	25,881
GlaxoSmithKline PLC	14,891	304,001
HSBC Holdings PLC	60,460	482,154
ICAP PLC	1,715	13,147
Imperial Tobacco Group PLC	2,928	158,225
Inmarsat PLC	1,398	23,477
ITV PLC	11,291	46,084
J Sainsbury PLC	3,797	14,514
Legal & General Group PLC	18,289	74,784
Marks & Spencer Group PLC	5,140	38,900
National Grid PLC	11,446	159,596
Old Mutual PLC	15,223	47,918
Pearson PLC	2,445	30,417
Persimmon PLC	936	26,996
Petrofac Ltd.	892	11,083
Rexam PLC	2,096	18,293
Rio Tinto Ltd.	1,295	42,997
Rio Tinto PLC	3,838	127,660
Severn Trent PLC	774	26,252
SSE PLC	3,068	66,261
Standard Life PLC	6,073	38,095
Tate & Lyle PLC	1,528	13,578
Vodafone Group PLC	80,971	273,472

		2,848,980

TOTAL COMMON STOCKS (Cost $10,426,155)		10,354,232

PREFERRED STOCK — 0.0%
Brazil — 0.0%
Cia Energetica de Minas Gerais (Cost $6,235)	3,005	5,126

SECURITIES LENDING COLLATERAL — 0.3%
Daily Assets Fund, 0.20% (c)(d) (Cost $29,008)	29,008	29,008

TOTAL INVESTMENTS — 97.5% (Cost $10,461,398)†		$10,388,366
Other assets and liabilities, net — 2.5%		264,461

NET ASSETS — 100.0%		$10,652,827

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

†	The cost for federal income tax purposes was $10,461,398. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $73,032. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $334,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $407,983.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $26,958, which is 0.3% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

FDR: Fiduciary Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

PJSC: Private Joint Stock Company

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	10/2/2015	CAD	17,000	USD	12,766	$36
Bank of Montreal	10/2/2015	GBP	1,257,561	USD	1,893,308	(1,037)
Bank of Montreal	10/2/2015	ZAR	37,200	USD	2,579	8
Bank of Montreal	10/6/2015	HUF	3,530,500	USD	11,993	(5)
State Street Bank & Trust Co.	12/2/2015	BRL	8,000	USD	2,054	(11)
Bank of Montreal	12/2/2015	CHF	174,500	USD	177,174	7,567
RBC Capital Markets	12/2/2015	CHF	29,000	USD	29,445	1,258
State Street Bank & Trust Co.	12/2/2015	CHF	110,500	USD	112,194	4,793
The Bank of New York Mellon	12/2/2015	CHF	5,900	USD	5,990	256
Bank of Montreal	12/2/2015	DKK	97,000	USD	14,377	640
State Street Bank & Trust Co.	12/2/2015	DKK	59,000	USD	8,745	389
The Bank of New York Mellon	12/2/2015	DKK	9,700	USD	1,438	64
Bank of Montreal	12/2/2015	EUR	1,144,229	USD	1,264,396	55,465
RBC Capital Markets	12/2/2015	EUR	213,000	USD	235,362	10,318
RBC Capital Markets	12/2/2015	EUR	15,000	USD	16,534	686
State Street Bank & Trust Co.	12/2/2015	EUR	706,000	USD	780,160	34,238
The Bank of New York Mellon	12/2/2015	EUR	25,000	USD	27,626	1,212
The Bank of New York Mellon	12/2/2015	GBP	18,300	USD	28,257	696
Bank of Montreal	12/2/2015	GBP	1,386,561	USD	2,141,008	52,720
RBC Capital Markets	12/2/2015	GBP	22,000	USD	34,017	883
RBC Capital Markets	12/2/2015	GBP	166,000	USD	256,325	6,314
State Street Bank & Trust Co.	12/2/2015	GBP	831,500	USD	1,283,940	31,624
RBC Capital Markets	12/2/2015	HKD	906,000	USD	116,911	60
Bank of Montreal	12/2/2015	HKD	1,698,000	USD	219,083	83
JP Morgan & Chase Co.	12/2/2015	HKD	906,000	USD	116,890	18
The Bank of New York Mellon	12/2/2015	HKD	5,830,900	USD	752,414	375
Bank of Montreal	12/2/2015	HUF	3,530,500	USD	12,532	533
State Street Bank & Trust Co.	12/2/2015	HUF	2,197,500	USD	7,801	333
The Bank of New York Mellon	12/2/2015	HUF	271,400	USD	963	41
The Bank of New York Mellon	12/2/2015	HUF	289,400	USD	986	3
Bank of Montreal	12/2/2015	NOK	782,600	USD	92,532	2,481
RBC Capital Markets	12/2/2015	NOK	137,000	USD	16,182	418
State Street Bank & Trust Co.	12/2/2015	NOK	484,000	USD	57,170	1,477
The Bank of New York Mellon	12/2/2015	NOK	3,200	USD	378	10
Bank of Montreal	12/2/2015	SEK	1,027,500	USD	121,085	3,277
RBC Capital Markets	12/2/2015	SEK	110,000	USD	12,963	351
State Street Bank & Trust Co.	12/2/2015	SEK	630,500	USD	74,302	2,011

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/2/2015	SEK	34,600	USD	4,077	$110
Bank of Montreal	12/2/2015	USD	16,245	CHF	16,000	(694)
Bank of Montreal	12/2/2015	USD	154,190	CHF	158,500	(135)
Bank of Montreal	12/2/2015	USD	13,732	DKK	97,000	5
Bank of Montreal	12/2/2015	USD	100,557	EUR	91,000	(4,412)
Bank of Montreal	12/2/2015	USD	1,112,368	EUR	1,053,229	417
Bank of Montreal	12/2/2015	USD	191,470	GBP	124,000	(4,716)
Bank of Montreal	12/2/2015	USD	1,893,007	GBP	1,257,561	996
Bank of Montreal	12/2/2015	USD	7,708	GBP	5,000	(178)
Bank of Montreal	12/2/2015	USD	192,468	HKD	1,492,000	(37)
Bank of Montreal	12/2/2015	USD	26,579	HKD	206,000	(10)
Bank of Montreal	12/2/2015	USD	11,995	HUF	3,530,500	3
Bank of Montreal	12/2/2015	USD	84,727	NOK	735,600	(83)
Bank of Montreal	12/2/2015	USD	5,557	NOK	47,000	(149)
Bank of Montreal	12/2/2015	USD	105,090	SEK	916,500	(8)
Bank of Montreal	12/2/2015	USD	13,081	SEK	111,000	(354)
Canadian Imperial Bank of Commerce	12/2/2015	USD	55,748	NOK	484,000	(55)
JP Morgan & Chase Co.	12/2/2015	USD	240,802	EUR	228,000	90
JP Morgan & Chase Co.	12/2/2015	USD	1,251,657	GBP	831,500	659
JP Morgan & Chase Co.	12/2/2015	USD	116,874	HKD	906,000	(23)
RBC Capital Markets	12/2/2015	USD	28,211	CHF	29,000	(25)
State Street Bank & Trust Co.	12/2/2015	USD	107,496	CHF	110,500	(94)
State Street Bank & Trust Co.	12/2/2015	USD	8,353	DKK	59,000	3
State Street Bank & Trust Co.	12/2/2015	USD	745,642	EUR	706,000	280
State Street Bank & Trust Co.	12/2/2015	USD	282,996	GBP	188,000	149
State Street Bank & Trust Co.	12/2/2015	USD	7,466	HUF	2,197,500	2
State Street Bank & Trust Co.	12/2/2015	USD	15,780	NOK	137,000	(16)
State Street Bank & Trust Co.	12/2/2015	USD	12,613	SEK	110,000	(1)
State Street Bank & Trust Co.	12/2/2015	USD	72,296	SEK	630,500	(6)
The Bank of New York Mellon	12/2/2015	USD	2,020	CHF	2,000	(76)
The Bank of New York Mellon	12/2/2015	USD	3,794	CHF	3,900	(3)
The Bank of New York Mellon	12/2/2015	USD	1,373	DKK	9,700	0
The Bank of New York Mellon	12/2/2015	USD	7,921	EUR	7,500	3
The Bank of New York Mellon	12/2/2015	USD	17,310	EUR	15,800	(616)
The Bank of New York Mellon	12/2/2015	USD	1,848	EUR	1,700	(52)
The Bank of New York Mellon	12/2/2015	USD	9,182	GBP	6,100	5
The Bank of New York Mellon	12/2/2015	USD	18,809	GBP	12,200	(435)
The Bank of New York Mellon	12/2/2015	USD	745,309	HKD	5,777,600	(144)
The Bank of New York Mellon	12/2/2015	USD	2,465	HKD	19,100	(1)
The Bank of New York Mellon	12/2/2015	USD	4,413	HKD	34,200	(2)
The Bank of New York Mellon	12/2/2015	USD	1,905	HUF	560,800	1
The Bank of New York Mellon	12/2/2015	USD	369	NOK	3,200	0
The Bank of New York Mellon	12/2/2015	USD	3,967	SEK	34,600	0
Bank of Montreal	12/3/2015	AUD	610,597	USD	434,947	(6,563)
State Street Bank & Trust Co.	12/3/2015	AUD	365,000	USD	260,000	(3,924)
Bank of Montreal	12/3/2015	AUD	7,200	USD	5,217	11
RBC Capital Markets	12/3/2015	AUD	7,000	USD	4,992	(69)
RBC Capital Markets	12/3/2015	AUD	67,000	USD	47,727	(719)
The Bank of New York Mellon	12/3/2015	AUD	2,800	USD	1,995	(30)
The Bank of New York Mellon	12/3/2015	BRL	600,152	USD	154,573	(398)
Bank of Montreal	12/3/2015	CAD	858,329	USD	655,921	13,196
RBC Capital Markets	12/3/2015	CAD	9,000	USD	6,888	149
RBC Capital Markets	12/3/2015	CAD	102,000	USD	77,951	1,572
State Street Bank & Trust Co.	12/3/2015	CAD	530,000	USD	405,018	8,148
The Bank of New York Mellon	12/3/2015	CAD	18,700	USD	14,291	288
RBC Capital Markets	12/3/2015	CHF	13,000	USD	12,680	7

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/3/2015	CLP	6,871,500	USD	9,912	$246
RBC Capital Markets	12/3/2015	CLP	3,457,000	USD	4,987	124
RBC Capital Markets	12/3/2015	CLP	3,907,000	USD	5,638	142
State Street Bank & Trust Co.	12/3/2015	CLP	6,871,500	USD	9,916	249
Bank of Montreal	12/3/2015	COP	9,138,000	USD	3,145	240
RBC Capital Markets	12/3/2015	COP	5,243,000	USD	1,806	139
State Street Bank & Trust Co.	12/3/2015	COP	9,138,000	USD	3,149	244
RBC Capital Markets	12/3/2015	EUR	32,000	USD	33,832	(20)
Bank of Montreal	12/3/2015	IDR	89,246,000	USD	6,446	0
RBC Capital Markets	12/3/2015	IDR	57,515,000	USD	4,153	(1)
State Street Bank & Trust Co.	12/3/2015	IDR	89,246,000	USD	6,430	(16)
State Street Bank & Trust Co.	12/3/2015	IDR	89,246,000	USD	6,399	6
Bank of Montreal	12/3/2015	JPY	14,974,000	USD	124,116	2,459
Bank of Montreal	12/3/2015	JPY	599,500	USD	4,863	(8)
RBC Capital Markets	12/3/2015	JPY	2,438,000	USD	20,207	399
RBC Capital Markets	12/3/2015	JPY	2,438,000	USD	19,802	(32)
State Street Bank & Trust Co.	12/3/2015	JPY	9,403,000	USD	77,939	1,544
Bank of Montreal	12/3/2015	MXN	189,000	USD	11,410	12
State Street Bank & Trust Co.	12/3/2015	MXN	123,000	USD	7,425	7
The Bank of New York Mellon	12/3/2015	MXN	8,400	USD	507	0
The Bank of New York Mellon	12/3/2015	MXN	14,500	USD	877	2
Bank of Montreal	12/3/2015	MYR	195,000	USD	45,284	(438)
RBC Capital Markets	12/3/2015	MYR	103,000	USD	23,945	(205)
State Street Bank & Trust Co.	12/3/2015	MYR	195,000	USD	45,349	(373)
The Bank of New York Mellon	12/3/2015	NZD	400	USD	263	0
Bank of Montreal	12/3/2015	NZD	13,500	USD	9,113	229
State Street Bank & Trust Co.	12/3/2015	NZD	8,500	USD	5,738	144
The Bank of New York Mellon	12/3/2015	NZD	400	USD	270	7
State Street Bank & Trust Co.	12/3/2015	RUB	8,953,001	USD	138,892	4,020
The Bank of New York Mellon	12/3/2015	RUB	297,590	USD	4,508	25
The Bank of New York Mellon	12/3/2015	RUB	426,000	USD	6,623	205
Bank of Montreal	12/3/2015	SGD	148,500	USD	105,927	660
Bank of Montreal	12/3/2015	SGD	6,100	USD	4,329	5
RBC Capital Markets	12/3/2015	SGD	18,000	USD	12,838	79
State Street Bank & Trust Co.	12/3/2015	SGD	92,500	USD	65,975	405
Bank of Montreal	12/3/2015	THB	962,500	USD	26,985	133
State Street Bank & Trust Co.	12/3/2015	THB	962,500	USD	26,961	108
The Bank of New York Mellon	12/3/2015	THB	393,000	USD	11,022	57
Bank of Montreal	12/3/2015	TWD	3,089,300	USD	94,266	(377)
RBC Capital Markets	12/3/2015	TWD	1,458,000	USD	44,901	234
RBC Capital Markets	12/3/2015	TWD	447,000	USD	13,767	72
State Street Bank & Trust Co.	12/3/2015	TWD	2,894,000	USD	89,074	414
Bank of Montreal	12/3/2015	USD	65,534	AUD	92,000	989
Bank of Montreal	12/3/2015	USD	375,755	AUD	518,597	(769)
Bank of Montreal	12/3/2015	USD	32,096	CAD	42,000	(646)
Bank of Montreal	12/3/2015	USD	613,014	CAD	816,329	(1,738)
Bank of Montreal	12/3/2015	USD	9,610	CLP	6,871,500	56
Bank of Montreal	12/3/2015	USD	2,901	COP	9,138,000	5
Bank of Montreal	12/3/2015	USD	6,449	IDR	89,246,000	(3)
Bank of Montreal	12/3/2015	USD	28,596	JPY	3,450,000	(567)
Bank of Montreal	12/3/2015	USD	4,846	JPY	584,600	(96)
Bank of Montreal	12/3/2015	USD	88,737	JPY	10,939,400	140
Bank of Montreal	12/3/2015	USD	11,381	MXN	189,000	17
Bank of Montreal	12/3/2015	USD	45,882	MYR	195,000	(161)
Bank of Montreal	12/3/2015	USD	8,895	NZD	13,500	(11)
Bank of Montreal	12/3/2015	USD	100,428	SGD	141,500	(123)

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/3/2015	USD	4,993	SGD	7,000	$(31)
Bank of Montreal	12/3/2015	USD	26,857	THB	962,500	(4)
Bank of Montreal	12/3/2015	USD	94,619	TWD	3,089,300	24
Bank of Montreal	12/3/2015	USD	169,873	ZAR	2,450,000	(497)
Bank of Montreal	12/3/2015	USD	19,022	ZAR	264,000	(771)
RBC Capital Markets	12/3/2015	USD	53,617	AUD	74,000	(110)
RBC Capital Markets	12/3/2015	USD	2,053	BRL	8,000	13
RBC Capital Markets	12/3/2015	USD	83,354	CAD	111,000	(236)
RBC Capital Markets	12/3/2015	USD	10,360	CLP	7,364,000	(1)
RBC Capital Markets	12/3/2015	USD	1,670	COP	5,243,000	(3)
RBC Capital Markets	12/3/2015	USD	4,152	IDR	57,515,000	2
RBC Capital Markets	12/3/2015	USD	19,776	JPY	2,438,000	31
RBC Capital Markets	12/3/2015	USD	24,250	MYR	103,000	(99)
RBC Capital Markets	12/3/2015	USD	58,382	TWD	1,905,000	(21)
RBC Capital Markets	12/3/2015	USD	12,897	ZAR	186,000	(38)
State Street Bank & Trust Co.	12/3/2015	USD	264,479	AUD	365,000	(556)
State Street Bank & Trust Co.	12/3/2015	USD	398,002	CAD	530,000	(1,133)
State Street Bank & Trust Co.	12/3/2015	USD	9,674	CLP	6,871,500	(7)
State Street Bank & Trust Co.	12/3/2015	USD	2,901	COP	9,138,000	5
State Street Bank & Trust Co.	12/3/2015	USD	6,443	IDR	89,246,000	3
State Street Bank & Trust Co.	12/3/2015	USD	76,274	JPY	9,403,000	121
State Street Bank & Trust Co.	12/3/2015	USD	7,407	MXN	123,000	11
State Street Bank & Trust Co.	12/3/2015	USD	45,877	MYR	195,000	(155)
State Street Bank & Trust Co.	12/3/2015	USD	5,601	NZD	8,500	(7)
State Street Bank & Trust Co.	12/3/2015	USD	135,516	RUB	8,953,001	(643)
State Street Bank & Trust Co.	12/3/2015	USD	65,652	SGD	92,500	(81)
State Street Bank & Trust Co.	12/3/2015	USD	26,855	THB	962,500	(3)
State Street Bank & Trust Co.	12/3/2015	USD	88,778	TWD	2,894,000	(119)
State Street Bank & Trust Co.	12/3/2015	USD	116,990	ZAR	1,687,000	(363)
The Bank of New York Mellon	12/3/2015	USD	7,124	AUD	10,000	106
The Bank of New York Mellon	12/3/2015	USD	153,108	BRL	600,152	1,863
The Bank of New York Mellon	12/3/2015	USD	10,419	CAD	13,600	(235)
The Bank of New York Mellon	12/3/2015	USD	16,775	CAD	22,100	(226)
The Bank of New York Mellon	12/3/2015	USD	4,931	JPY	599,500	(60)
The Bank of New York Mellon	12/3/2015	USD	1,379	MXN	22,900	2
The Bank of New York Mellon	12/3/2015	USD	264	NZD	400	0
The Bank of New York Mellon	12/3/2015	USD	11,229	RUB	723,590	(329)
The Bank of New York Mellon	12/3/2015	USD	4,342	SGD	6,100	(18)
The Bank of New York Mellon	12/3/2015	USD	10,965	THB	393,000	(1)
The Bank of New York Mellon	12/3/2015	USD	5,242	ZAR	74,600	(85)
The Bank of New York Mellon	12/3/2015	USD	2,515	ZAR	35,300	(74)
The Bank of New York Mellon	12/3/2015	ZAR	72,700	USD	5,238	212
Bank of Montreal	12/3/2015	ZAR	2,714,000	USD	195,551	7,923
RBC Capital Markets	12/3/2015	ZAR	186,000	USD	13,402	543
State Street Bank & Trust Co.	12/3/2015	ZAR	1,687,000	USD	121,554	4,927
The Bank of New York Mellon	12/7/2015	AED	22,000	USD	5,990	0
The Bank of New York Mellon	12/7/2015	AED	198,200	USD	53,944	(20)
RBC Capital Markets	12/7/2015	USD	5,989	AED	22,000	1
The Bank of New York Mellon	12/7/2015	USD	53,961	AED	198,200	4
The Bank of New York Mellon	1/5/2016	AED	198,200	USD	53,947	(6)
State Street Bank & Trust Co.	1/5/2016	AUD	365,000	USD	264,014	588
Bank of Montreal	1/5/2016	CHF	158,500	USD	154,606	86
RBC Capital Markets	1/5/2016	CHF	29,000	USD	28,286	15
State Street Bank & Trust Co.	1/5/2016	CHF	110,500	USD	107,781	56
The Bank of New York Mellon	1/5/2016	CHF	3,900	USD	3,804	2
Bank of Montreal	1/5/2016	DKK	97,000	USD	13,753	(8)

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	1/5/2016	DKK	59,000	USD	8,365	$(5)
The Bank of New York Mellon	1/5/2016	DKK	9,700	USD	1,375	(1)
Bank of Montreal	1/5/2016	EUR	1,053,229	USD	1,113,580	(607)
RBC Capital Markets	1/5/2016	EUR	228,000	USD	241,067	(129)
State Street Bank & Trust Co.	1/5/2016	EUR	706,000	USD	746,482	(379)
The Bank of New York Mellon	1/5/2016	EUR	7,500	USD	7,930	(4)
RBC Capital Markets	1/5/2016	GBP	188,000	USD	283,038	(159)
State Street Bank & Trust Co.	1/5/2016	GBP	831,500	USD	1,251,869	(673)
The Bank of New York Mellon	1/5/2016	HKD	5,777,600	USD	745,415	118
Bank of Montreal	1/5/2016	HKD	1,492,000	USD	192,491	26
State Street Bank & Trust Co.	1/5/2016	HUF	2,197,500	USD	7,465	(3)
The Bank of New York Mellon	1/5/2016	HUF	560,800	USD	1,905	(1)
RBC Capital Markets	1/5/2016	IDR	57,515,000	USD	4,123	3
The Bank of New York Mellon	1/5/2016	MXN	22,900	USD	1,376	(2)
State Street Bank & Trust Co.	1/5/2016	MYR	195,000	USD	45,915	301
Bank of Montreal	1/5/2016	NOK	735,600	USD	84,689	87
RBC Capital Markets	1/5/2016	NOK	137,000	USD	15,772	15
State Street Bank & Trust Co.	1/5/2016	NOK	484,000	USD	55,723	57
The Bank of New York Mellon	1/5/2016	NOK	3,200	USD	368	0
Bank of Montreal	1/5/2016	SEK	916,500	USD	105,232	(9)
State Street Bank & Trust Co.	1/5/2016	SEK	630,500	USD	72,395	(5)
The Bank of New York Mellon	1/5/2016	SEK	34,600	USD	3,973	0
RBC Capital Markets	1/5/2016	USD	6,346	EUR	6,000	1
RBC Capital Markets	1/5/2016	USD	6,022	GBP	4,000	3
RBC Capital Markets	1/5/2016	USD	67,349	HKD	522,000	(12)
RBC Capital Markets	1/5/2016	USD	5,052	SEK	44,000	1
The Bank of New York Mellon	1/5/2016	USD	5,988	AED	22,000	1
Bank of Montreal	1/6/2016	AUD	518,597	USD	375,086	807
RBC Capital Markets	1/6/2016	AUD	7,000	USD	5,054	2
RBC Capital Markets	1/6/2016	AUD	74,000	USD	53,520	113
The Bank of New York Mellon	1/6/2016	BRL	600,152	USD	151,561	(1,727)
State Street Bank & Trust Co.	1/6/2016	CAD	530,000	USD	397,995	1,131
Bank of Montreal	1/6/2016	CAD	816,329	USD	613,009	1,742
RBC Capital Markets	1/6/2016	CAD	111,000	USD	83,354	237
Bank of Montreal	1/6/2016	CLP	6,871,500	USD	9,580	(52)
RBC Capital Markets	1/6/2016	CLP	7,364,000	USD	10,325	3
State Street Bank & Trust Co.	1/6/2016	CLP	6,871,500	USD	9,641	10
Bank of Montreal	1/6/2016	COP	9,138,000	USD	2,895	(5)
RBC Capital Markets	1/6/2016	COP	5,243,000	USD	1,667	2
State Street Bank & Trust Co.	1/6/2016	COP	9,138,000	USD	2,897	(3)
The Bank of New York Mellon	1/6/2016	GBP	6,100	USD	9,184	(5)
Bank of Montreal	1/6/2016	IDR	89,246,000	USD	6,429	36
Bank of Montreal	1/6/2016	JPY	10,939,400	USD	88,853	(140)
State Street Bank & Trust Co.	1/6/2016	JPY	9,403,000	USD	76,372	(123)
State Street Bank & Trust Co.	1/6/2016	MXN	123,000	USD	7,391	(9)
Bank of Montreal	1/6/2016	MXN	189,000	USD	11,356	(15)
Bank of Montreal	1/6/2016	MYR	195,000	USD	45,974	360
RBC Capital Markets	1/6/2016	MYR	103,000	USD	24,261	167
RBC Capital Markets	1/6/2016	SEK	110,000	USD	12,629	(2)
Bank of Montreal	1/6/2016	SGD	141,500	USD	100,301	117
RBC Capital Markets	1/6/2016	SGD	18,000	USD	12,759	15
State Street Bank & Trust Co.	1/6/2016	SGD	92,500	USD	65,573	82
Bank of Montreal	1/6/2016	THB	962,500	USD	26,830	10
State Street Bank & Trust Co.	1/6/2016	THB	962,500	USD	26,842	22
The Bank of New York Mellon	1/6/2016	THB	393,000	USD	10,954	3
Bank of Montreal	1/6/2016	TWD	3,089,300	USD	94,618	(42)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	1/6/2016	TWD	1,905,000	USD	58,376	$5
State Street Bank & Trust Co.	1/6/2016	TWD	2,894,000	USD	88,683	8
Bank of Montreal	1/6/2016	USD	5,208	AUD	7,200	(11)
Bank of Montreal	1/6/2016	USD	12,766	CAD	17,000	(36)
Bank of Montreal	1/6/2016	USD	4,869	JPY	599,500	8
Bank of Montreal	1/6/2016	USD	4,324	SGD	6,100	(5)
Bank of Montreal	1/6/2016	USD	2,563	ZAR	37,200	(8)
RBC Capital Markets	1/6/2016	USD	46,291	AUD	64,000	(101)
RBC Capital Markets	1/6/2016	USD	6,355	BRL	25,000	31
RBC Capital Markets	1/6/2016	USD	2,036	BRL	8,000	8
RBC Capital Markets	1/6/2016	USD	30,788	CAD	41,000	(88)
RBC Capital Markets	1/6/2016	USD	9,217	SGD	13,000	(12)
RBC Capital Markets	1/6/2016	USD	12,775	SGD	18,000	(16)
RBC Capital Markets	1/6/2016	USD	11,121	TWD	363,000	1
RBC Capital Markets	1/6/2016	USD	16,951	ZAR	246,000	(57)
Bank of Montreal	1/6/2016	ZAR	2,450,000	USD	168,803	555
RBC Capital Markets	1/6/2016	ZAR	186,000	USD	12,815	42
State Street Bank & Trust Co.	1/6/2016	ZAR	1,687,000	USD	116,255	404
Bank of Montreal	1/7/2016	NZD	13,500	USD	8,874	12
State Street Bank & Trust Co.	1/7/2016	NZD	8,500	USD	5,588	8
State Street Bank & Trust Co.	1/13/2016	RUB	8,953,001	USD	133,827	811
The Bank of New York Mellon	1/13/2016	USD	20,929	RUB	1,398,000	(159)
The Bank of New York Mellon	1/13/2016	USD	4,443	RUB	297,590	(22)

Total net unrealized appreciation						$243,220

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$10,354,232	$—	$—	$10,354,232
Preferred Stocks	5,126	—	—	5,126
Securities Lending Collateral	29,008	—	—	29,008
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	284,452	—	284,452
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(41,232)	—	(41,232)

Total	$10,388,366	$243,220	$—	$10,631,586

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*  See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Australia — 12.1%
Amcor Ltd.	2,514	$24,581
ASX Ltd.	413	12,362
Aurizon Holdings Ltd.	4,524	18,224
Australia & New Zealand Banking Group Ltd.	6,130	120,362
Bendigo and Adelaide Bank Ltd.	968	7,813
BHP Billiton Ltd.	6,846	89,564
BHP Billiton PLC	4,517	54,213
Flight Centre Travel Group Ltd.	119	3,096
Harvey Norman Holdings Ltd.	1,185	3,497
Insurance Australia Group Ltd.	5,183	20,766
LendLease Group (a)	1,175	10,834
Orica Ltd.	768	8,776
Platinum Asset Management Ltd.	476	2,778
Sonic Healthcare Ltd.	814	11,968
Tatts Group Ltd.	3,114	9,369
Telstra Corp. Ltd.	9,121	35,356
Wesfarmers Ltd.	2,408	66,333
Woodside Petroleum Ltd.	1,581	34,427
Woolworths Ltd.	2,732	46,767

		581,086

Austria — 0.2%
OMV AG	314	8,962

China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	4,000	3,119

Denmark — 0.3%
TDC A/S	1,730	9,087
Tryg A/S	244	4,752

		13,839

Finland — 2.4%
Elisa OYJ	303	11,288
Fortum OYJ	947	13,828
Metso OYJ (b)	232	5,760
Nokian Renkaat OYJ	244	9,577
Orion OYJ, Class B	217	7,247
Sampo OYJ, Class A	953	47,243
UPM-Kymmene OYJ	1,138	21,727

		116,670

France — 13.8%
AXA SA	4,170	112,832
Bouygues SA	432	16,262
Casino Guichard-Perrachon SA	120	6,862
CNP Assurances	352	4,902
Edenred	443	9,181
Eutelsat Communications SA	363	10,835
Rexel SA	643	8,808
Sanofi	2,518	224,483
SCOR SE	327	12,825
Suez Environnement Co.	634	12,020
Technip SA	224	11,741
Total SA (b)	4,632	230,014

		660,765

	Number of Shares	Value
Germany — 9.4%
Allianz SE	975	$172,702
Axel Springer SE	92	5,136
BASF SE	1,958	162,064
Hugo Boss AG	143	12,386
Muenchener Rueckversicherungs-Gesellschaft AG	356	71,747
ProSiebenSat.1 Media SE	467	24,522

		448,557

Hong Kong — 3.8%
BOC Hong Kong (Holdings) Ltd.	7,888	24,162
CLP Holdings Ltd.	4,039	33,756
Hang Lung Properties Ltd.	4,781	11,198
Hang Seng Bank Ltd.	1,630	29,537
HKT Trust and HKT Ltd. (a)	5,463	6,919
New World Development Co. Ltd.	11,507	11,457
NWS Holdings Ltd.	3,096	4,345
PCCW Ltd.	8,448	5,110
Power Assets Holdings Ltd.	2,957	26,411
Sino Land Co. Ltd.	6,484	9,617
Swire Pacific Ltd., Class A	1,255	13,694
Yue Yuen Industrial (Holdings) Ltd.	1,528	5,548

		181,754

Ireland — 0.2%
James Hardie Industries PLC CDI	959	11,346

Italy — 1.4%
Atlantia SpA	880	23,244
Snam SpA	4,477	22,752
Terna Rete Elettrica Nazionale SpA	3,213	15,819
UnipolSai SpA	2,371	6,118

		67,933

Japan — 1.4%
Canon, Inc.	2,300	69,430

Luxembourg — 0.4%
SES SA FDR	696	19,318

Macau — 0.4%
Sands China Ltd.	5,160	17,436

Netherlands — 4.9%
Royal Dutch Shell PLC, Class A	5,847	144,685
Royal Dutch Shell PLC, Class B	3,642	90,615

		235,300

New Zealand — 0.3%
Contact Energy Ltd.	1,507	4,940
Fletcher Building Ltd.	1,468	7,044
Mighty River Power Ltd.	1,431	2,732

		14,716

Norway — 2.2%
Gjensidige Forsikring ASA	412	6,651
Orkla ASA	1,738	14,119
Statoil ASA	2,379	36,792
Telenor ASA	1,600	27,892
Yara International ASA	381	17,637

		103,091

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Portugal — 0.3%
EDP—Energias de Portugal SA	4,936	$16,454

Singapore — 2.8%
Keppel Corp. Ltd.	3,100	14,395
Sembcorp Industries Ltd.	2,000	4,608
Sembcorp Marine Ltd.	1,900	2,775
Singapore Exchange Ltd.	1,900	10,157
Singapore Press Holdings Ltd.	3,500	9,975
Singapore Technologies Engineering Ltd.	3,200	6,488
Singapore Telecommunications Ltd.	17,000	46,159
StarHub Ltd.	1,200	3,088
United Overseas Bank Ltd.	2,800	38,490

		136,135

Spain — 2.1%
Abertis Infraestructuras SA	1,106	17,125
Enagas SA	458	13,651
Gas Natural SDG SA	747	16,160
Mapfre SA	2,220	6,091
Red Electrica Corp. SA	231	19,818
Repsol SA	2,239	29,203

		102,048

Sweden — 2.8%
Industrivarden AB, Class C	339	6,071
Sandvik AB	2,273	23,546
Skanska AB, Class B	810	16,122
Telefonaktiebolaget LM Ericsson, Class B	6,488	63,193
TeliaSonera AB	5,538	27,183

		136,115

Switzerland — 4.3%
Swiss Prime Site AG	141	10,546
Swiss Re AG	751	71,571
Swisscom AG	55	27,103
Transocean Ltd.	775	11,186
Zurich Insurance Group AG	321	84,520

		204,926

United Kingdom — 34.0%
Aberdeen Asset Management PLC	1,920	9,236
Admiral Group PLC	447	10,913

	Number of Shares	Value
United Kingdom (Continued)
Amec Foster Wheeler PLC	800	$5,246
AstraZeneca PLC	2,694	182,685
BAE Systems PLC	6,745	52,469
British American Tobacco PLC	3,974	231,508
Centrica PLC	10,771	35,380
Direct Line Insurance Group PLC	2,931	18,178
G4S PLC	3,308	11,304
GlaxoSmithKline PLC	10,374	211,786
ICAP PLC	1,179	9,038
IMI PLC	580	8,334
Imperial Tobacco Group PLC	2,040	110,239
ITV PLC	8,165	33,326
Legal & General Group PLC	12,675	51,829
Marks & Spencer Group PLC	3,505	26,526
National Grid PLC	7,980	111,268
Old Mutual PLC	10,506	33,070
Pearson PLC	1,750	21,771
Persimmon PLC	654	18,862
Petrofac Ltd.	535	6,648
Rio Tinto Ltd.	899	29,849
Rio Tinto PLC	2,672	88,876
Rolls-Royce Holdings PLC	3,920	35,807
Severn Trent PLC	504	17,094
Smiths Group PLC	843	13,115
SSE PLC	2,117	45,722
Tate & Lyle PLC	994	8,833
Vodafone Group PLC	56,590	191,128

		1,630,040

TOTAL COMMON STOCKS (Cost $4,963,709)		4,779,040

SECURITIES LENDING COLLATERAL — 2.5%
Daily Assets Fund, 0.20% (c)(d) (Cost $118,020)	118,020	118,020

TOTAL INVESTMENTS — 102.1% (Cost $5,081,729)†		$4,897,060
Other assets and liabilities, net — (2.1%)		(101,533)

NET ASSETS — 100.0%		$4,795,527

CDI – Chess Depositary Interest

FDR – Fiduciary Depositary Receipt

†	The cost for federal income tax purposes was $5,081,729. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $184,669. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $78,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $263,522.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $112,922, which is 2.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	10/2/2015	EUR	141,000	USD	155,803	$6,830
Bank of Montreal	10/2/2015	SEK	70,000	USD	8,249	223
JP Morgan & Chase Co.	10/5/2015	AUD	495,000	USD	352,608	(5,316)
Bank of Montreal	10/5/2015	CHF	18,000	USD	18,276	781
JP Morgan & Chase Co.	10/5/2015	HKD	2,600	USD	336	0
Bank of Montreal	10/5/2015	JPY	627,500	USD	5,201	103
RBC Capital Markets	12/2/2015	CHF	120,000	USD	121,840	5,205
Bank of Montreal	12/2/2015	CHF	48,000	USD	48,736	2,082
The Bank of New York Mellon	12/2/2015	CHF	5,900	USD	5,990	256
RBC Capital Markets	12/2/2015	DKK	75,800	USD	11,235	500
Bank of Montreal	12/2/2015	DKK	29,000	USD	4,298	191
Bank of Montreal	12/2/2015	EUR	322,315	USD	356,165	15,623
RBC Capital Markets	12/2/2015	EUR	10,000	USD	11,023	457
RBC Capital Markets	12/2/2015	EUR	850,000	USD	939,280	41,214
The Bank of New York Mellon	12/2/2015	EUR	18,700	USD	20,664	906
RBC Capital Markets	12/2/2015	GBP	97,000	USD	149,780	3,689
Bank of Montreal	12/2/2015	GBP	330,343	USD	510,087	12,560
RBC Capital Markets	12/2/2015	GBP	806,440	USD	1,245,242	30,668
RBC Capital Markets	12/2/2015	GBP	12,000	USD	18,555	482
The Bank of New York Mellon	12/2/2015	GBP	2,500	USD	3,853	88
The Bank of New York Mellon	12/2/2015	GBP	7,199	USD	11,116	274
Bank of Montreal	12/2/2015	HKD	382,000	USD	49,287	19
RBC Capital Markets	12/2/2015	HKD	91,000	USD	11,743	6
RBC Capital Markets	12/2/2015	HKD	990,000	USD	127,750	65
RBC Capital Markets	12/2/2015	NOK	572,800	USD	67,659	1,748
Bank of Montreal	12/2/2015	NOK	225,000	USD	26,603	713
RBC Capital Markets	12/2/2015	NOK	89,000	USD	10,513	272
Bank of Montreal	12/2/2015	SEK	287,000	USD	33,821	915
The Bank of New York Mellon	12/2/2015	SEK	5,600	USD	660	18
Bank of Montreal	12/2/2015	USD	46,695	CHF	48,000	(41)
Bank of Montreal	12/2/2015	USD	4,106	DKK	29,000	1
Bank of Montreal	12/2/2015	USD	340,413	EUR	322,315	128
Bank of Montreal	12/2/2015	USD	15,000	GBP	9,932	(42)
Bank of Montreal	12/2/2015	USD	482,315	GBP	320,411	254
Bank of Montreal	12/2/2015	USD	49,278	HKD	382,000	(10)
Bank of Montreal	12/2/2015	USD	25,916	NOK	225,000	(26)
Bank of Montreal	12/2/2015	USD	32,909	SEK	287,000	(3)
RBC Capital Markets	12/2/2015	USD	134,248	CHF	138,000	(117)
RBC Capital Markets	12/2/2015	USD	10,731	DKK	75,800	4
RBC Capital Markets	12/2/2015	USD	1,057,206	EUR	1,001,000	397
RBC Capital Markets	12/2/2015	USD	1,378,012	GBP	915,440	725
RBC Capital Markets	12/2/2015	USD	139,449	HKD	1,081,000	(27)
RBC Capital Markets	12/2/2015	USD	76,227	NOK	661,800	(75)
RBC Capital Markets	12/2/2015	USD	89,324	SEK	779,000	(7)
The Bank of New York Mellon	12/2/2015	USD	5,151	CHF	5,100	(194)
The Bank of New York Mellon	12/2/2015	USD	778	CHF	800	(1)
The Bank of New York Mellon	12/2/2015	USD	17,857	EUR	16,300	(636)
The Bank of New York Mellon	12/2/2015	USD	2,535	EUR	2,400	1
The Bank of New York Mellon	12/2/2015	USD	7,224	GBP	4,799	4
The Bank of New York Mellon	12/2/2015	USD	7,554	GBP	4,900	(175)
The Bank of New York Mellon	12/2/2015	USD	335	HKD	2,600	0
The Bank of New York Mellon	12/2/2015	USD	2,493	SEK	21,300	(51)
The Bank of New York Mellon	12/2/2015	USD	642	SEK	5,600	0
Bank of Montreal	12/3/2015	AUD	222,235	USD	158,304	(2,388)
RBC Capital Markets	12/3/2015	AUD	6,000	USD	4,279	(59)
RBC Capital Markets	12/3/2015	AUD	49,000	USD	34,905	(526)

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/3/2015	AUD	4,000	USD	2,849	$(43)
The Bank of New York Mellon	12/3/2015	AUD	4,900	USD	3,496	(47)
RBC Capital Markets	12/3/2015	JPY	11,658,000	USD	96,630	1,914
Bank of Montreal	12/3/2015	JPY	4,376,749	USD	36,278	719
RBC Capital Markets	12/3/2015	JPY	1,802,000	USD	14,936	295
RBC Capital Markets	12/3/2015	JPY	307,500	USD	2,494	(4)
Bank of Montreal	12/3/2015	NZD	5,000	USD	3,375	85
RBC Capital Markets	12/3/2015	NZD	16,000	USD	10,801	272
The Bank of New York Mellon	12/3/2015	NZD	1,400	USD	945	24
RBC Capital Markets	12/3/2015	SEK	709,000	USD	83,551	2,261
The Bank of New York Mellon	12/3/2015	SEK	21,300	USD	2,501	59
Bank of Montreal	12/3/2015	SGD	37,000	USD	26,392	164
RBC Capital Markets	12/3/2015	SGD	11,000	USD	7,846	48
RBC Capital Markets	12/3/2015	SGD	100,000	USD	71,324	437
Bank of Montreal	12/3/2015	USD	161,022	AUD	222,235	(329)
Bank of Montreal	12/3/2015	USD	35,503	JPY	4,376,749	56
Bank of Montreal	12/3/2015	USD	3,295	NZD	5,000	(4)
Bank of Montreal	12/3/2015	USD	26,260	SGD	37,000	(32)
RBC Capital Markets	12/3/2015	USD	398,507	AUD	550,000	(814)
RBC Capital Markets	12/3/2015	USD	109,184	JPY	13,460,000	173
RBC Capital Markets	12/3/2015	USD	10,543	NZD	16,000	(13)
RBC Capital Markets	12/3/2015	USD	78,781	SGD	111,000	(97)
The Bank of New York Mellon	12/3/2015	USD	6,449	AUD	8,900	(13)
The Bank of New York Mellon	12/3/2015	USD	7,684	JPY	935,000	(88)
The Bank of New York Mellon	12/3/2015	USD	922	NZD	1,400	(1)
Bank of Montreal	1/5/2016	CHF	48,000	USD	46,821	26
RBC Capital Markets	1/5/2016	CHF	138,000	USD	134,605	70
RBC Capital Markets	1/5/2016	CHF	9,000	USD	8,779	5
The Bank of New York Mellon	1/5/2016	CHF	800	USD	780	0
Bank of Montreal	1/5/2016	DKK	29,000	USD	4,112	(2)
RBC Capital Markets	1/5/2016	DKK	75,800	USD	10,747	(7)
JP Morgan & Chase Co.	1/5/2016	EUR	1,001,000	USD	1,058,367	(567)
Bank of Montreal	1/5/2016	EUR	322,315	USD	340,784	(186)
RBC Capital Markets	1/5/2016	EUR	18,000	USD	19,031	(11)
The Bank of New York Mellon	1/5/2016	EUR	2,400	USD	2,538	(1)
JP Morgan & Chase Co.	1/5/2016	GBP	915,440	USD	1,378,213	(773)
Bank of Montreal	1/5/2016	GBP	320,411	USD	482,392	(264)
The Bank of New York Mellon	1/5/2016	GBP	4,799	USD	7,225	(4)
JP Morgan & Chase Co.	1/5/2016	HKD	1,081,000	USD	139,468	22
Bank of Montreal	1/5/2016	HKD	382,000	USD	49,284	7
The Bank of New York Mellon	1/5/2016	HKD	2,600	USD	335	0
Bank of Montreal	1/5/2016	NOK	225,000	USD	25,904	27
RBC Capital Markets	1/5/2016	NOK	661,800	USD	76,189	75
Bank of Montreal	1/5/2016	SEK	287,000	USD	32,953	(3)
RBC Capital Markets	1/5/2016	SEK	779,000	USD	89,437	(15)
The Bank of New York Mellon	1/5/2016	SEK	5,600	USD	643	0
RBC Capital Markets	1/5/2016	USD	4,231	EUR	4,000	1
RBC Capital Markets	1/5/2016	USD	9,677	HKD	75,000	(2)
Bank of Montreal	1/6/2016	AUD	222,235	USD	160,736	346
RBC Capital Markets	1/6/2016	AUD	550,000	USD	397,784	841
RBC Capital Markets	1/6/2016	AUD	6,000	USD	4,332	2
The Bank of New York Mellon	1/6/2016	AUD	8,900	USD	6,437	14
Bank of Montreal	1/6/2016	JPY	4,376,749	USD	35,549	(56)
RBC Capital Markets	1/6/2016	JPY	704,000	USD	5,718	(9)
RBC Capital Markets	1/6/2016	JPY	13,460,000	USD	109,323	(175)
Bank of Montreal	1/6/2016	SGD	37,000	USD	26,227	31
RBC Capital Markets	1/6/2016	SGD	111,000	USD	78,684	94

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	1/6/2016	USD	32,548	AUD	45,000	$(71)
RBC Capital Markets	1/6/2016	USD	2,498	JPY	307,500	4
Bank of Montreal	1/7/2016	NZD	5,000	USD	3,287	4
RBC Capital Markets	1/7/2016	NZD	16,000	USD	10,517	14
The Bank of New York Mellon	1/7/2016	NZD	1,400	USD	920	1

Total net unrealized appreciation						$122,168

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$4,779,040	$—	$—	$4,779,040
Securities Lending Collateral	118,020	—	—	118,020
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	135,493	—	135,493
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,325)	—	(13,325)

Total	$4,897,060	$122,168	$—	$5,019,228

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*  See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Brazil — 5.6%
Ambev SA	16,365	$78,843
BB Seguridade Participacoes SA	2,332	15,653
CCR SA	3,390	11,224
CETIP SA - Mercados Organizados	796	7,571
Odontoprev SA	251	646
Porto Seguro SA	444	3,734
Tractebel Energia SA	634	5,483
Transmissora Alianca de Energia Eletrica SA	482	2,195

		125,349

Chile — 0.7%
Banco de Chile	153,808	15,339

China — 25.2%
Agricultural Bank of China Ltd., Class H	79,376	30,406
Bank of China Ltd., Class H	248,590	110,293
Belle International Holdings Ltd.	17,233	15,069
China Construction Bank Corp., Class H	162,525	111,726
China Oilfield Services Ltd., Class H	6,923	6,884
China Petroleum & Chemical Corp., Class H	95,162	58,299
China Vanke Co. Ltd., Class H	5,043	12,566
CNOOC Ltd.	65,872	72,894
Country Garden Holdings Co. Ltd.	18,308	6,871
Great Wall Motor Co. Ltd., Class H	9,408	11,540
Industrial & Commercial Bank of China Ltd., Class H	177,870	107,592
Jiangsu Expressway Co. Ltd., Class H	5,378	6,964
Sino-Ocean Land Holdings Ltd.	10,678	5,991
Sinopec Engineering Group Co. Ltd., Class H	4,730	3,660
Zhejiang Expressway Co. Ltd., Class H	3,839	4,664

		565,419

Czech Republic — 1.1%
Komercni Banka AS	117	23,776

Hong Kong — 0.4%
Shimao Property Holdings Ltd.	3,984	6,649
Yuexiu Property Co. Ltd.	18,395	3,084

		9,733

Hungary — 0.8%
MOL Hungarian Oil and Gas PLC	399	18,306

Indonesia — 0.8%
PT Indocement Tunggal Prakarsa Tbk	5,958	8,053
PT Indofood Sukses Makmur Tbk	6,759	2,382
PT Media Nusantara Citra Tbk	6,385	750
PT United Tractors Tbk	6,327	7,454

		18,639

Malaysia — 5.2%
Alliance Financial Group Bhd	3,300	2,771
AMMB Holdings Bhd	5,000	5,382
Axiata Group Bhd	11,700	16,820

	Number of Shares	Value
Malaysia (Continued)
British American Tobacco Malaysia Bhd	500	$6,785
DiGi.Com Bhd	14,300	16,768
Lafarge Malaysia Bhd	2,600	5,549
Malayan Banking Bhd	17,100	33,366
Sime Darby Bhd	8,300	15,397
Telekom Malaysia Bhd	5,700	8,702
UMW Holdings Bhd	2,500	4,679

		116,219

Mexico — 0.9%
Kimberly-Clark de Mexico SAB de CV, Class A	8,497	20,076

Poland — 1.7%
Bank Pekao SA	450	15,261
Enea SA	1,059	3,019
Energa SA	359	1,213
Powszechny Zaklad Ubezpieczen SA	1,940	18,531
Synthos SA	918	825

		38,849

Russia — 8.4%
Gazprom PAO, ADR	10,700	44,202
Lukoil PJSC, ADR	1,400	53,942
MegaFon PJSC, GDR	1,432	21,695
Mobile TeleSystems PJSC, ADR	2,511	17,702
Rosneft Oil Co. OJSC, GDR	12,900	51,858

		189,399

South Africa — 14.3%
Barclays Africa Group Ltd.	1,247	13,706
Barloworld Ltd.	584	3,088
FirstRand Ltd.	12,432	40,437
Foschini Group Ltd. (The)	699	6,262
Imperial Holdings Ltd.	517	5,434
Liberty Holdings Ltd.	388	3,482
Life Healthcare Group Holdings Ltd. (a)	3,395	8,384
MMI Holdings Ltd.	2,624	4,295
MTN Group Ltd.	5,405	54,274
Nedbank Group Ltd.	735	10,726
RMB Holdings Ltd.	2,458	10,391
Sanlam Ltd.	5,639	24,029
Sasol Ltd.	2,297	63,965
SPAR Group Ltd. (The)	554	6,959
Standard Bank Group Ltd.	4,470	40,148
Truworths International Ltd.	1,438	9,401
Tsogo Sun Holdings Ltd.	962	1,531
Vodacom Group Ltd. (a)	1,442	14,564

		321,076

South Korea — 2.2%
KT&G Corp.	417	38,530
SK Telecom Co. Ltd.	51	10,305

		48,835

Taiwan — 22.9%
Advanced Semiconductor Engineering, Inc.	24,313	25,585
Asia Cement Corp.	12,227	10,357

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Asustek Computer, Inc.	2,710	$22,416
Cathay Financial Holding Co. Ltd.	24,243	33,904
Cheng Shin Rubber Industry Co. Ltd.	6,256	10,484
Chicony Electronics Co. Ltd.	2,223	5,128
Chunghwa Telecom Co. Ltd.	15,120	46,228
Delta Electronics, Inc.	7,058	33,839
Far EasTone Telecommunications Co. Ltd.	7,044	14,825
Fubon Financial Holding Co. Ltd.	19,293	30,735
Hon Hai Precision Industry Co. Ltd.	43,449	111,810
Inventec Corp.	9,691	5,641
MediaTek, Inc.	4,918	39,248
Merida Industry Co. Ltd.	300	1,668
Novatek Microelectronics Corp.	2,323	8,433
Phison Electronics Corp.	669	5,103
Quanta Computer, Inc.	10,159	15,873
Radiant Opto-Electronics Corp.	1,767	4,623
Realtek Semiconductor Corp.	1,795	3,706
Ruentex Development Co. Ltd.	363	482
Ruentex Industries Ltd.	2,014	3,906
Siliconware Precision Industries Co. Ltd.	6,197	8,163
Simplo Technology Co. Ltd.	1,155	3,963
Synnex Technology International Corp.	5,842	5,665
Taiwan Cement Corp.	13,434	12,120
Taiwan Fertilizer Co. Ltd.	3,678	4,530
Taiwan Mobile Co. Ltd.	6,994	21,126
Teco Electric & Machinery Co. Ltd.	6,667	5,198
Transcend Information, Inc.	1,016	2,655
Vanguard International Semiconductor Corp.	3,621	4,382
WPG Holdings Ltd.	6,435	6,230
Yuanta Financial Holding Co. Ltd.	13,338	5,046
Zhen Ding Technology Holding Ltd.	737	2,093

		515,165

Thailand — 4.0%
Bangkok Bank PCL, NVDR	4,700	21,966
Krung Thai Bank PCL, NVDR	45,000	21,345
PTT PCL, NVDR	3,700	26,428

	Number of Shares	Value
Thailand (Continued)
Siam Commercial Bank PCL, NVDR	5,200	$19,079

		88,818

Turkey — 1.2%
Arcelik AS	848	4,599
Eregli Demir ve Celik Fabrikalari TAS	8,718	11,252
TAV Havalimanlari Holding AS	1,112	8,031
Tofas Turk Otomobil Fabrikasi AS	629	4,152

		28,034

United Arab Emirates — 2.6%
Dubai Islamic Bank PJSC	6,930	12,077
Emirates Telecommunications Group Co. PJSC	3,700	16,623
First Gulf Bank PJSC	9,390	30,681

		59,381

TOTAL COMMON STOCKS (Cost $2,481,664)		2,202,413

PREFERRED STOCKS — 0.3%
Brazil — 0.3%
Cia Energetica de Minas Gerais	2,922	4,985
Cia Paranaense de Energia, Class B	345	2,559

		7,544

TOTAL PREFERRED STOCKS (Cost $10,722)		7,544

RIGHTS — 0.0%
Taiwan — 0.0%
Delta Electronics, Inc., expires 12/31/15* (Cost $0)	355	71

SECURITIES LENDING COLLATERAL — 1.1%
Daily Assets Fund, 0.20% (b)(c) (Cost $23,903)	23,903	23,903

TOTAL INVESTMENTS — 99.4% (Cost $2,516,289)†		$2,233,931
Other assets and liabilities, net — 0.6%		13,566

NET ASSETS — 100.0%		$2,247,497

†	The cost for federal income tax purposes was $2,516,289. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $282,358. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,411 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $293,769.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $21,791, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

OJSC: Open Joint Stock Company

PJSC: Private Joint Stock Company

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/2/2015	CZK	503,000	USD	20,515	$858
The Bank of New York Mellon	12/2/2015	CZK	130,900	USD	5,337	222
RBC Capital Markets	12/2/2015	HKD	599,000	USD	77,295	39
RBC Capital Markets	12/2/2015	HKD	4,758,000	USD	613,975	313
The Bank of New York Mellon	12/2/2015	HKD	363,806	USD	46,945	23
JP Morgan & Chase Co.	12/2/2015	HUF	4,508,600	USD	16,004	682
The Bank of New York Mellon	12/2/2015	HUF	1,185,000	USD	4,038	11
RBC Capital Markets	12/2/2015	PLN	226,000	USD	58,611	2,685
The Bank of New York Mellon	12/2/2015	PLN	7,100	USD	1,841	85
RBC Capital Markets	12/2/2015	USD	19,644	CZK	503,000	13
RBC Capital Markets	12/2/2015	USD	691,052	HKD	5,357,000	(134)
RBC Capital Markets	12/2/2015	USD	15,319	HUF	4,508,600	4
RBC Capital Markets	12/2/2015	USD	55,889	PLN	226,000	37
The Bank of New York Mellon	12/2/2015	USD	5,112	CZK	130,900	3
The Bank of New York Mellon	12/2/2015	USD	35,540	HKD	275,506	(7)
The Bank of New York Mellon	12/2/2015	USD	11,394	HKD	88,300	(5)
The Bank of New York Mellon	12/2/2015	USD	4,026	HUF	1,185,000	1
The Bank of New York Mellon	12/2/2015	USD	1,256	PLN	4,900	(43)
The Bank of New York Mellon	12/2/2015	USD	544	PLN	2,200	0
RBC Capital Markets	12/3/2015	BRL	36,000	USD	9,245	(51)
State Street Bank & Trust Co.	12/3/2015	BRL	11,925	USD	3,043	(36)
The Bank of New York Mellon	12/3/2015	BRL	738,339	USD	190,164	(490)
Bank of Montreal	12/3/2015	CLP	9,448,000	USD	13,628	338
Bank of Montreal	12/3/2015	COP	38,317,000	USD	13,188	1,005
Bank of Montreal	12/3/2015	IDR	371,966,000	USD	26,865	(2)
Bank of Montreal	12/3/2015	KRW	55,591,000	USD	48,663	664
RBC Capital Markets	12/3/2015	MXN	302,000	USD	18,231	18
The Bank of New York Mellon	12/3/2015	MXN	22,900	USD	1,382	1
Bank of Montreal	12/3/2015	MYR	508,000	USD	117,969	(1,141)
RBC Capital Markets	12/3/2015	MYR	20,000	USD	4,709	19
State Street Bank & Trust Co.	12/3/2015	RUB	1,010,450	USD	15,676	454
The Bank of New York Mellon	12/3/2015	RUB	9,335,119	USD	144,872	4,243
Bank of Montreal	12/3/2015	THB	3,316,000	USD	92,970	458
The Bank of New York Mellon	12/3/2015	THB	287,000	USD	8,049	42
The Bank of New York Mellon	12/3/2015	THB	37,000	USD	1,032	0
RBC Capital Markets	12/3/2015	TRY	85,000	USD	28,928	(221)
State Street Bank & Trust Co.	12/3/2015	TWD	295,335	USD	9,090	42
Bank of Montreal	12/3/2015	TWD	10,604,880	USD	323,596	(1,293)
RBC Capital Markets	12/3/2015	TWD	52,000	USD	1,594	1
RBC Capital Markets	12/3/2015	TWD	328,000	USD	10,102	53
Bank of Montreal	12/3/2015	USD	13,214	CLP	9,448,000	77
Bank of Montreal	12/3/2015	USD	12,164	COP	38,317,000	19
Bank of Montreal	12/3/2015	USD	26,880	IDR	371,966,000	(14)
Bank of Montreal	12/3/2015	USD	48,016	KRW	55,591,000	(17)
Bank of Montreal	12/3/2015	USD	119,529	MYR	508,000	(419)
Bank of Montreal	12/3/2015	USD	92,526	THB	3,316,000	(14)
Bank of Montreal	12/3/2015	USD	324,805	TWD	10,604,880	84
RBC Capital Markets	12/3/2015	USD	9,237	BRL	36,000	59
RBC Capital Markets	12/3/2015	USD	18,185	MXN	302,000	27
RBC Capital Markets	12/3/2015	USD	4,650	MYR	20,000	40
RBC Capital Markets	12/3/2015	USD	29,228	TRY	85,000	(79)
RBC Capital Markets	12/3/2015	USD	11,703	TWD	380,000	(61)
RBC Capital Markets	12/3/2015	USD	382,430	ZAR	5,515,588	(1,119)
State Street Bank & Trust Co.	12/3/2015	USD	3,056	BRL	11,925	23

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	USD	15,295	RUB	1,010,450	$(73)
State Street Bank & Trust Co.	12/3/2015	USD	9,060	TWD	295,335	(12)
The Bank of New York Mellon	12/3/2015	USD	3,804	BRL	14,500	(60)
The Bank of New York Mellon	12/3/2015	USD	184,662	BRL	723,839	2,247
The Bank of New York Mellon	12/3/2015	USD	1,379	MXN	22,900	2
The Bank of New York Mellon	12/3/2015	USD	141,406	RUB	9,335,119	(777)
The Bank of New York Mellon	12/3/2015	USD	9,086	THB	324,000	(47)
The Bank of New York Mellon	12/3/2015	USD	3,252	ZAR	45,500	(107)
The Bank of New York Mellon	12/3/2015	USD	7,648	ZAR	110,303	(22)
The Bank of New York Mellon	12/3/2015	USD	1,602	ZAR	22,800	(26)
RBC Capital Markets	12/3/2015	ZAR	297,000	USD	21,400	867
RBC Capital Markets	12/3/2015	ZAR	5,218,588	USD	376,011	15,231
The Bank of New York Mellon	12/3/2015	ZAR	178,603	USD	12,868	521
The Bank of New York Mellon	12/7/2015	AED	214,500	USD	58,381	(22)
The Bank of New York Mellon	12/7/2015	AED	24,000	USD	6,534	0
RBC Capital Markets	12/7/2015	USD	6,534	AED	24,000	1
The Bank of New York Mellon	12/7/2015	USD	58,398	AED	214,500	4
The Bank of New York Mellon	1/5/2016	AED	214,500	USD	58,384	(6)
RBC Capital Markets	1/5/2016	CZK	503,000	USD	19,676	(23)
The Bank of New York Mellon	1/5/2016	CZK	130,900	USD	5,113	(13)
RBC Capital Markets	1/5/2016	HKD	5,357,000	USD	691,148	107
The Bank of New York Mellon	1/5/2016	HKD	275,506	USD	35,545	6
RBC Capital Markets	1/5/2016	HUF	4,508,600	USD	15,315	(7)
The Bank of New York Mellon	1/5/2016	HUF	1,185,000	USD	4,025	(2)
RBC Capital Markets	1/5/2016	PLN	226,000	USD	55,845	(34)
The Bank of New York Mellon	1/5/2016	PLN	2,200	USD	544	0
RBC Capital Markets	1/5/2016	TRY	85,000	USD	28,950	101
RBC Capital Markets	1/5/2016	USD	48,254	HKD	374,000	(9)
The Bank of New York Mellon	1/5/2016	USD	6,532	AED	24,000	1
The Bank of New York Mellon	1/6/2016	BRL	723,839	USD	182,797	(2,085)
Bank of Montreal	1/6/2016	CLP	9,448,000	USD	13,172	(71)
Bank of Montreal	1/6/2016	COP	38,317,000	USD	12,141	(22)
Bank of Montreal	1/6/2016	IDR	371,966,000	USD	26,797	150
Bank of Montreal	1/6/2016	KRW	55,591,000	USD	47,973	26
RBC Capital Markets	1/6/2016	MXN	302,000	USD	18,146	(23)
The Bank of New York Mellon	1/6/2016	MXN	22,900	USD	1,376	(2)
Bank of Montreal	1/6/2016	MYR	508,000	USD	119,769	938
Bank of Montreal	1/6/2016	THB	3,316,000	USD	92,435	35
Bank of Montreal	1/6/2016	TWD	10,604,880	USD	324,803	(143)
State Street Bank & Trust Co.	1/6/2016	TWD	295,335	USD	9,050	1
RBC Capital Markets	1/6/2016	USD	6,863	BRL	27,000	33
RBC Capital Markets	1/6/2016	USD	9,160	BRL	36,000	35
RBC Capital Markets	1/6/2016	USD	4,711	MYR	20,000	(33)
RBC Capital Markets	1/6/2016	USD	1,593	TWD	52,000	0
RBC Capital Markets	1/6/2016	USD	16,850	TWD	550,000	2
RBC Capital Markets	1/6/2016	USD	19,569	ZAR	284,000	(66)
State Street Bank & Trust Co.	1/6/2016	USD	3,015	BRL	11,925	31
The Bank of New York Mellon	1/6/2016	USD	1,031	THB	37,000	0
RBC Capital Markets	1/6/2016	ZAR	5,515,588	USD	380,015	1,247
The Bank of New York Mellon	1/6/2016	ZAR	110,303	USD	7,600	25
State Street Bank & Trust Co.	1/13/2016	RUB	1,010,450	USD	15,104	92
The Bank of New York Mellon	1/13/2016	RUB	9,335,119	USD	139,386	694

Total net unrealized appreciation						$26,209

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Kronua
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,202,413	$—	$—	$2,202,413
Preferred Stocks	7,544	—	—	7,544
Rights	71	—	—	71
Securities Lending Collateral	23,903	—	—	23,903
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	35,040	—	35,040
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,831)	—	(8,831)

Total	$2,233,931	$26,209	$—	$2,260,140

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*  See Schedule of Investments for additional detailed categorizations

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.6%
Austria — 1.5%
OMV AG	1,335	$38,105

Finland — 16.5%
Elisa OYJ	1,290	48,058
Fortum OYJ	4,027	58,800
Metso OYJ (a)	1,022	25,375
Nokian Renkaat OYJ	1,038	40,742
Orion OYJ, Class B	923	30,826
Sampo OYJ, Class A	2,532	125,519
UPM-Kymmene OYJ	4,839	92,385

		421,705

France — 22.2%
AXA SA	4,669	126,334
Bouygues SA	1,837	69,153
CNP Assurances	1,556	21,668
Edenred	1,884	39,044
Eutelsat Communications SA	1,543	46,055
Rexel SA	2,737	37,492
SCOR SE	1,393	54,632
Technip SA	951	49,847
Total SA (a)	2,492	123,747

		567,972

Germany — 18.2%
Allianz SE	724	128,242
Axel Springer SE	403	22,499
Hugo Boss AG	607	52,576
Muenchener Rueckversicherungs-Gesellschaft AG	636	128,177
ProSiebenSat.1 Media SE	1,984	104,180
Volkswagen AG	199	29,709

		465,383

Italy — 11.3%
Atlantia SpA	3,744	98,893
Snam SpA	19,043	96,776

	Number of Shares	Value
Italy (Continued)
Terna Rete Elettrica Nazionale SpA	13,668	$67,294
UnipolSai SpA	10,084	26,018

		288,981

Luxembourg — 3.2%
SES SA FDR	2,960	82,156

Portugal — 2.7%
EDP — Energias de Portugal SA	20,996	69,988

Spain — 17.0%
Abertis Infraestructuras SA	4,704	72,835
Enagas SA	1,948	58,060
Gas Natural SDG SA	3,176	68,706
Mapfre SA	9,772	26,813
Red Electrica Corp. SA	981	84,162
Repsol SA	9,523	124,209

		434,785

TOTAL COMMON STOCKS (Cost $2,413,764)		2,369,075

PREFERRED STOCKS — 7.3%
Germany — 7.3%
Bayerische Motoren Werke AG	495	41,500
Volkswagen AG	1,041	144,687

		186,187

TOTAL PREFERRED STOCKS (Cost $186,187)		186,187

SECURITIES LENDING COLLATERAL — 5.6%
Daily Assets Fund, 0.20% (b)(c) (Cost $143,010)	143,010	143,010

TOTAL INVESTMENTS — 105.5% (Cost $2,742,961)†		$2,698,272
Other assets and liabilities, net — (5.5%)		(141,240)

NET ASSETS — 100.0%		$2,557,032

†	The cost for federal income tax purposes was $2,742,961. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $44,689. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,703 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,392.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $136,832, which is 5.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR: Fiduciary Depositary Receipt

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	EUR	627,295	USD	693,174	$30,407
RBC Capital Markets	12/2/2015	EUR	18,000	USD	19,841	823
RBC Capital Markets	12/2/2015	EUR	1,388,892	USD	1,534,774	67,346
RBC Capital Markets	12/2/2015	EUR	230,000	USD	254,147	11,141
The Bank of New York Mellon	12/2/2015	EUR	14,078	USD	15,000	126
The Bank of New York Mellon	12/2/2015	EUR	975	USD	1,077	47
Bank of Montreal	12/2/2015	USD	4,385	EUR	4,000	(159)
Bank of Montreal	12/2/2015	USD	688,789	EUR	652,169	259
RBC Capital Markets	12/2/2015	USD	16,122	EUR	15,000	(274)
RBC Capital Markets	12/2/2015	USD	1,792,640	EUR	1,697,335	673
The Bank of New York Mellon	12/2/2015	USD	16,077	EUR	15,222	6
Bank of Montreal	1/5/2016	EUR	651,460	USD	688,789	(376)
RBC Capital Markets	1/5/2016	EUR	1,695,473	USD	1,792,640	(961)
RBC Capital Markets	1/5/2016	EUR	51,000	USD	53,920	(31)
The Bank of New York Mellon	1/5/2016	EUR	15,206	USD	16,077	(8)
RBC Capital Markets	1/5/2016	USD	8,462	EUR	8,000	1

Total net unrealized appreciation						$109,020

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,369,075	$—	$—	$2,369,075
Preferred Stocks	186,187	—	—	186,187
Securities Lending Collateral	143,010	—	—	143,010
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	110,829	—	110,829
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,809)	—	(1,809)

Total	$2,698,272	$109,020	$—	$2,807,292

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*  See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	46

This Page is Intentionally Left Blank

47

DBX ETF Trust

Statements of assets and liabilities

November 30, 2015 (Unaudited)

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Assets
Investments in non-affiliated securities at fair value	$5,640,715	$8,330,627	$4,471,993
Investment in affiliated securities at fair value (See Note 5)	—	—	8,081
Investment in Daily Assets Fund*	104,833	228,237	—
Cash	210,557	568,717	193,758
Unrealized appreciation on futures contracts	—	3,945	—
Deposit with broker for futures contracts	80,948	75,073	70,871
Receivables:
Investment securities sold	289,995	—	40,991
Interest	86,516	138,358	50,839

Total Assets	$6,413,564	$9,344,957	$4,836,533

Liabilities
Payable upon return of securities loaned	$104,833	$228,237	$—
Unrealized depreciation on futures contracts	640	—	1,289
Payables:
Investment securities purchased	258,755	115,478	42,232
Capital shares	—	71,499	—
Investment advisory fees	2,488	3,727	982

Total Liabilities	366,716	418,941	44,503

Net Assets	$6,046,848	$8,926,016	$4,792,030

Net Assets Consist of
Paid-in capital	$6,236,855	$10,026,720	$5,036,435
Distributions in excess of net investment income	(7,510)	(620)	—
Undistributed net investment income	—	—	4,639
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	24,582	(241,400)	(55,411)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(207,079)	(858,684)	(193,633)

Net Assets	$6,046,848	$8,926,016	$4,792,030

Number of Common Shares outstanding	250,001	400,001	200,001

Net Assets Value	$24.19	$22.31	$23.96

Investments in non-affiliated securities at cost	$5,847,153	$9,193,256	$4,664,304

Investments in affiliated securities at cost	$—	$—	$8,114

Value of securities loaned	$100,482	$220,763	$—

Investment in Daily Assets Fund at cost	$104,833	$228,237	$—

Foreign currency at cost	$—	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$24,237,582	$10,359,358	$4,779,040
Investment in Daily Assets Fund*	—	29,008	118,020
Cash	146,037	—	3,508
Foreign currency at value	—	12,561	5,410
Unrealized appreciation on forward foreign currency contracts	—	284,452	135,493
Receivables:
Investment securities sold	—	28,579	308,824
Dividends	—	32,648	20,367
Interest	320,509	997	544
Foreign tax reclaim	—	996	66

Total Assets	$24,704,128	$10,748,599	$5,371,272

Liabilities
Due to custodian	$—	$21,592	$—
Payable upon return of securities loaned	—	29,008	118,020
Unrealized depreciation on forward foreign currency contracts	—	41,232	13,325
Payables:
Investment securities purchased	—	—	442,638
Investment advisory fees	5,470	3,940	1,762

Total Liabilities	5,470	95,772	575,745

Net Assets	$24,698,658	$10,652,827	$4,795,527

Net Assets Consist of
Paid-in capital	$23,916,100	$10,470,837	$4,824,394
Undistributed net investment income	57,950	70,590	31,345
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(94,048)	(58,169)	2,414
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	818,656	169,569	(62,626)

Net Assets	$24,698,658	$10,652,827	$4,795,527

Number of Common Shares outstanding	950,001	450,001	200,001

Net Assets Value	$26.00	$23.67	$23.98

Investments in non-affiliated securities at cost	$23,418,926	$10,432,390	$4,963,709

Value of securities loaned	$—	$26,958	$112,922

Investment in Daily Assets Fund at cost	$—	$29,008	$118,020

Foreign currency at cost	$—	$12,681	$5,427

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$2,210,028	$2,555,262
Investment in Daily Assets Fund*	23,903	143,010
Cash	2,166	222
Foreign currency at value	1,417	2,814
Unrealized appreciation on forward foreign currency contracts	35,040	110,829
Receivables:
Investment securities sold	307,349	367,147
Dividends	1,135	1,713
Interest	29	491

Total Assets	$2,581,067	$3,181,488

Liabilities
Payable upon return of securities loaned	$23,903	$143,010
Unrealized depreciation on forward foreign currency contracts	8,831	1,809
Payables:
Investment securities purchased	299,598	478,713
Investment advisory fees	1,238	924

Total Liabilities	333,570	624,456

Net Assets	$2,247,497	$2,557,032

Net Assets Consist of
Paid-in capital	$2,507,967	$2,535,950
Undistributed net investment income	12,443	7,428
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(16,757)	(50,637)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(256,156)	64,291

Net Assets	$2,247,497	$2,557,032

Number of Common Shares outstanding	100,001	100,001

Net Assets Value	$22.47	$25.57

Investments in non-affiliated securities at cost	$2,492,386	$2,599,951

Value of securities loaned	$21,791	$136,832

Investment in Daily Assets Fund at cost	$23,903	$143,010

Foreign currency at cost	$1,419	$2,826

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Investment Income
Interest income	$150,778	$256,509	$78,417
Affiliated interest income	—	—	102
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	186	332	370

Total Investment Income	150,964	256,841	78,889

Expenses
Investment advisory fees	15,217	21,984	6,132

Total Expenses	15,217	21,984	6,132

Net Investment Income	135,747	234,857	72,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	48,668	(33,465)	(73,515)
Investments in affiliates	—	—	(19)
In-kind redemptions	—	(99,279)	—
Futures contracts	(22,406)	7,430	5,033

Net realized gain (loss)	26,262	(125,314)	(68,501)
Net change in unrealized appreciation (depreciation) on:
Investments	(219,030)	(753,988)	(78,178)
Futures contracts	21,123	32,598	22,295

Net change in unrealized appreciation (depreciation)	(197,907)	(721,390)	(55,883)

Net realized and unrealized loss on investments, futures, and foreign currency transactions	(171,645)	(846,704)	(124,384)

Net decrease in Net Assets Resulting from Operations	$(35,898)	$(611,847)	$(51,627)

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF(1)	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF(1)
Investment Income
Interest income	$376,565	$—	$—
Dividend income*	—	93,658	45,594
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	—	1,778	908

Total Investment Income	376,565	95,436	46,502

Expenses
Investment advisory fees	32,651	11,589	5,475

Total Expenses	32,651	11,589	5,475

Net Investment Income	343,914	83,847	41,027

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,995)	(4,035)	(24,447)
Foreign currency transactions	—	(54,134)	26,861

Net realized gain (loss)	(17,995)	(58,169)	2,414
Net change in unrealized appreciation (depreciation) on:
Investments	448,501	(73,032)	(184,669)
Foreign currency translations	—	242,601	122,043

Net change in unrealized appreciation (depreciation)	448,501	169,569	(62,626)

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	430,506	111,400	(60,212)

Net increase (decrease) in Net Assets Resulting from Operations	$774,420	$195,247	$(19,185)

* Foreign tax withheld	$—	$6,710	$2,126

(1)	For the period August 12, 2015 (commencement of operations) through November 30, 2015.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF(1)	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF(1)
Investment Income
Dividend income*	$22,521	$10,059
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	120	995

Total Investment Income	22,641	11,054

Expenses
Investment advisory fees	4,620	3,626

Total Expenses	4,620	3,626

Net Investment Income	18,021	7,428

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(63,942)	(14,396)
In-kind redemptions	—	(38,071)
Foreign currency transactions	47,185	1,830

Net realized gain (loss)	(16,757)	(50,637)
Net change in unrealized appreciation (depreciation) on:
Investments	(282,358)	(44,689)
Foreign currency translations	26,202	108,980

Net change in unrealized appreciation (depreciation)	(256,156)	64,291

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(272,913)	13,654

Net increase (decrease) in Net Assets Resulting from Operations	$(254,892)	$21,082

* Foreign tax withheld	$2,720	$1,887

(1)	For the period August 12, 2015 (commencement of operations) through November 30, 2015

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF		Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period March 3, 2015(1) to May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period March 3, 2015(1) to May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$135,747	$64,757	$234,857	$128,299
Net realized gain (loss)	26,262	13,674	(125,314)	(94,169)
Net change in unrealized appreciation (depreciation)	(197,907)	(9,172)	(721,390)	(137,294)

Net increase (decrease) in net assets resulting from operations.	(35,898)	69,259	(611,847)	(103,164)

Distributions to Shareholders from
Net investment income	(174,530)	(48,838)	(289,919)	(95,774)

Total distributions	(174,530)	(48,838)	(289,919)	(95,774)

Fund Shares Transactions
Proceeds from shares sold	—	6,236,830	1,110,857	11,254,996
Value of shares redeemed	—	—	(2,339,158)	—

Net increase (decrease) in net assets resulting from fund share transactions	—	6,236,830	(1,228,301)	11,254,996

Total Net increase (decrease) in Net Assets	(210,428)	6,257,251	(2,130,067)	11,056,058

Net Assets
Beginning of period	6,257,276	25	11,056,083	25

End of period	$6,046,848	$6,257,276	$8,926,016	$11,056,083

Distributions in excess of net investment income	(7,510)	—	(620)	—
Undistributed net investment income	$—	$31,273	$—	$54,442

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	1	450,001	1
Shares sold	—	250,000	50,000	450,000
Shares redeemed	—	—	(100,000)	—

Shares outstanding, end of period	250,001	250,001	400,001	450,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF		Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period March 3, 2015(1) to May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$72,757	$40,754	$343,914	$584,119
Net realized gain (loss) on investments, futures and foreign currency related transactions	(68,501)	18,716	(17,995)	106,699
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	(55,883)	(137,750)	448,501	44,797

Net increase (decrease) in net assets resulting from operations.	(51,627)	(78,280)	774,420	735,615

Distributions to Shareholders from
Net investment income	(86,185)	(28,313)	(342,381)	(573,756)

Total distributions	(86,185)	(28,313)	(342,381)	(573,756)

Fund Shares Transactions
Proceeds from shares sold	—	6,263,110	2,601,132	10,360,410
Value of shares redeemed	(1,226,700)	—	—	(5,152,537)

Net increase (decrease) in net assets resulting from fund share transactions	(1,226,700)	6,263,110	2,601,132	5,207,873

Total Net increase (decrease) in Net Assets	(1,364,512)	6,156,517	3,033,171	5,369,732

Net Assets
Beginning of period	6,156,542	25	21,665,487	16,295,755

End of period	$4,792,030	$6,156,542	$24,698,658	$21,665,487

Undistributed net investment income	$4,639	$18,067	$57,950	$56,417

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	1	850,001	650,001
Shares sold	—	250,000	100,000	400,000
Shares redeemed	(50,000)	—	—	(200,000)

Shares outstanding, end of period	200,001	250,001	950,001	850,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
	For the Period August 12, 2015(1) to November 30, 2015	For the Period August 12, 2015(1) to November 30, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$83,847	$41,027
Net realized gain (loss)	(58,169)	2,414
Net change in unrealized appreciation (depreciation)	169,569	(62,626)

Net increase (decrease) in net assets resulting from operations.	195,247	(19,185)

Distributions to Shareholders from
Net investment income	(13,257)	(9,682)

Total distributions	(13,257)	(9,682)

Fund Shares Transactions
Proceeds from shares sold	10,470,812	4,824,369
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	10,470,812	4,824,369

Total Increase in Net Assets	10,652,802	4,795,502

Net Assets
Beginning of period	25	25

End of period	$10,652,827	$4,795,527

Undistributed net investment income	$70,590	$31,345

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	450,000	200,000
Shares redeemed	—	—

Shares outstanding, end of period	450,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
	For the Period August 12, 2015(1) to November 30, 2015	For the Period August 12, 2015(1) to November 30, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,021	$7,428
Net realized gain (loss)	(16,757)	(50,637)
Net change in unrealized appreciation (depreciation)	(256,156)	64,291

Net increase (decrease) in net assets resulting from operations.	(254,892)	21,082

Distributions to Shareholders from
Net investment income	(5,578)	—

Total distributions	(5,578)	—

Fund Shares Transactions
Proceeds from shares sold	2,507,942	3,670,465
Value of shares redeemed	—	(1,134,540)

Net increase in net assets resulting from fund share transactions	2,507,942	2,535,925

Total Increase in Net Assets	2,247,472	2,557,007

Net Assets
Beginning of period	25	25

End of period	$2,247,497	$2,557,032

Undistributed net investment income	$12,443	$7,428

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	100,000	150,000
Shares redeemed	—	(50,000)

Shares outstanding, end of period	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.03		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.54		0.27
Net realized and unrealized gain (loss)	(0.68)		(0.04	)(a)

Net increase (decrease) in net asset value from investment operations	(0.14)		0.23

Distributions paid to shareholders from:
Net investment income	(0.70)		(0.20)

Total distributions	(0.70)		(0.20)

Net Asset Value, end of period	$24.19		$25.03

Total Return***	(0.55)%		0.90%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,047		$6,257
Ratios to average net assets:
Expenses	0.50	%†	0.50	%†
Net investment income	4.46	%†	4.35	%†
Portfolio turnover rate††	8	%†††	1	%†††

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$24.57		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.56		0.29
Net realized and unrealized loss	(2.14)		(0.51)

Net (decrease) in net asset value from investment operations	(1.58)		(0.22)

Distributions paid to shareholders from:
Net investment income	(0.68)		(0.21)

Total distributions	(0.68)		(0.21)

Net Asset Value, end of period	$22.31		$24.57

Total Return***	(6.47)%		(0.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,926		$11,056
Ratios to average net assets:
Expenses	0.45	%†	0.45	%†
Net investment income	4.81	%†	4.75	%†
Portfolio turnover rate††	20	%†††	13	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.
(a)	Because of the timing of Fund share transactions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$24.63		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.36		0.17
Net realized and unrealized gain (loss)	(0.62)		(0.43)

Net (decrease) in net asset value from investment operations	(0.26)		(0.26)

Distributions paid to shareholders from:
Net investment income	(0.41)		(0.11)

Total distributions	(0.41)		(0.11)

Net Asset Value, end of period	$23.96		$24.63

Total Return***	(1.04)%		(1.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,792		$6,157
Ratios to average net assets:
Expenses	0.25	%†	0.25	%†
Net investment income	2.97	%†	2.72	%†
Portfolio turnover rate††	3	%††††	7	%††††

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.49		$25.07	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.40		0.81	0.81
Net realized and unrealized gain	0.51		0.40	0.00	‡

Net increase in net asset value from investment operations	0.91		1.21	0.81

Distributions paid to shareholders from:
Net investment income	(0.40)		(0.79)	(0.74)

Total distributions	(0.40)		(0.79)	(0.74)

Net Asset Value, end of period	$26.00		$25.49	$25.07

Total Return***	3.62%		4.88%	3.46	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,699		$21,665	$16,296
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.30	%†	0.30%	0.30	%†
Expenses, prior to fee waiver and expense reimbursements	0.30	%†	0.30%	0.32	%†
Net investment income	3.16	%†	3.16%	3.48	%†
Portfolio turnover rate††	15	%††††	4%	5	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.
‡	Less than 0.005.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	For the Period August 12, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.23
Net realized and unrealized gain (loss)	(1.53	)(a)

Net (decrease) in net asset value from investment operations	(1.30)

Distributions paid to shareholders from:
Net investment income	(0.03)

Total distributions	(0.03)

Net Asset Value, end of period	$23.67

Total Return***	(5.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,653
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	3.26	%†
Portfolio turnover rate††	2	%†††

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	For the Period August 12, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.24
Net realized and unrealized loss	(1.21)

Net (decrease) in net asset value from investment operations	(0.97)

Distributions paid to shareholders from:
Net investment income	(0.05)

Total distributions	(0.05)

Net Asset Value, end of period	$23.98

Total Return***	(3.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,796
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	3.37	%†
Portfolio turnover rate††	9	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.
(a)	Because of the timing of Fund share transactions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	For the Period August 12, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.18
Net realized and unrealized loss	(2.65)

Net (decrease) in net asset value from investment operations	(2.47)

Distributions paid to shareholders from:
Net investment income	(0.06)

Total distributions	(0.06)

Net Asset Value, end of period	$22.47

Total Return***	(9.90)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$2,247
Ratios to average net assets:
Expenses	0.65	%†
Net investment income	2.54	%†
Portfolio turnover rate††	17	%†††

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	For the Period August 12, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.07
Net realized and unrealized gain	0.50

Net increase in net asset value from investment operations	0.57

Net Asset Value, end of period	$25.57

Total Return***	2.28%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$2,557
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	0.92	%†
Portfolio turnover rate††	16	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2015, the Trust consists of thirty-five investment series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	MSCI ACWI ex-USA High Dividend Yield U.S. Dollar Hedged Index
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	MSCI EAFE High Dividend Yield U.S. Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	MSCI EM (Emerging Markets) High Dividend Yield U.S. Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	MSCI EMU High Dividend Yield U.S. Dollar Hedged Index

The Solactive USD Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar denominated emerging markets bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive USD High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive USD Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in

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aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels nd many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indexes are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex US High Dividend Yield U.S. Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets (excluding the U.S. and Canada) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities in global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EMU High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”) in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI or Solactive and DBX, as applicable. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from brokerdealers. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

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Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF and Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF to pay out dividends from net investment income quarterly; sufficient to relieve it from all or substantially all Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

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Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended November 30, 2015, the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of November 30, 2015) on the cash collateral invested in Daily Assets Fund. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2015, the Funds listed below had securities on loan, all of which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

As of November 30, 2015, the Funds listed below had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

As of November 30, 2015, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF had no securities on loan.

Derivatives

Forward Currency Contracts    Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2015, the Funds invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2015 is included in a table following the Fund’s Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the period ended November 30, 2015.

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.
A summary of the open futures contracts as of November 30, 2015 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on Future Contracts	$—	Unrealized depreciation on Future Contracts	$640

Total		$—	Total	$640

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on Future Contracts	$3,945	Unrealized depreciation on Future Contracts	$—

Total		$3,945	Total	$—

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	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on Future Contracts	$—	Unrealized depreciation on Future Contracts	$1,289

Total		$—	Total	$1,289

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$284,452	Unrealized depreciation on Forward Foreign Currency Contracts	$41,232

Total		$284,452	Total	$41,232

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$135,493	Unrealized depreciation on Forward Foreign Currency Contracts	$13,325

Total		$135,493	Total	$13,325

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$35,040	Unrealized depreciation on Forward Foreign Currency Contracts	$8,831

Total		$35,040	Total	$8,831

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$110,829	Unrealized depreciation on Forward Foreign Currency Contracts	$1,809

Total		$110,829	Total	$1,809

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the six months ended November 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Interest Rate Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(22,406)	$—	$(22,406)
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	7,430	—	7,430
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	5,033	—	5,033
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(34,255)	(34,255)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	32,177	32,177
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	42,573	42,573
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	17,224	17,224

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Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Interest Rate Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$21,123	$—	$21,123
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	32,598	—	32,598
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	22,295	—	22,295
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	243,220	243,220
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	122,168	122,168
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	26,209	26,209
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	109,020	109,020

For the six months ended November 30, 2015 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(5,630,797)	$—
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	(9,106,804)	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	(4,556,463)	—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(8,262,402)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	(4,029,357)
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(2,233,781)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	(2,634,394)

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As of November 30, 2015, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Bank of Montreal	$154,422	$(25,559)	$—	$128,863	$25,559	$(25,559)	$—	$—
Canadian Imperial Bank of Commerce	—	—	—	—	55	—	—	55
JP Morgan & Chase Co.	767	(23)	—	744	23	(23)	—	—
RBC Capital Markets	24,459	(2,155)	—	22,304	2,155	(2,155)	—	—
State Street Bank & Trust Co	99,133	(8,708)	—	90,425	8,708	(8,708)	—	—
The Bank of New York Mellon	5,671	(4,732)	—	939	4,732	(4,732)	—	—

	$284,452	$(41,177)	$—	$243,275	$41,232	$(41,177)	$—	$55

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Bank of Montreal	$41,888	$(3,386)	$—	$38,502	$3,386	$(3,386)	$—	$—
JP Morgan & Chase Co.	22	(22)	—	—	6,656	(22)	—	6,634
RBC Capital Markets	91,938	(2,029)	—	89,909	2,029	(2,029)	—	—
The Bank of New York Mellon	1,645	(1,254)	—	391	1,254	(1,254)	—	—

	$135,493	$(6,691)	$—	$128,802	$13,325	$(6,691)	$—	$6,634

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Bank of Montreal	$3,794	$(3,136)	$—	$658	$3,136	$(3,136)	$—	$—
JP Morgan & Chase Co.	682	—		682	—	—	—	—
RBC Capital Markets	21,790	(1,860)	—	19,930	1,860	(1,860)	—	—
State Street Bank & Trust Co	643	(121)	—	522	121	(121)	—	—
The Bank of New York Mellon	8,131	(3,714)	—	4,417	3,714	(3,714)	—	—

	$35,040	$(8,831)	$—	$26,209	$8,831	$(8,831)	$—	$—

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Bank of Montreal	$30,666	$(535)	$—	$30,131	$535	$(535)	$—	$—
RBC Capital Markets	79,984	(1,266)	—	78,718	1,266	(1,266)	—	—
The Bank of New York Mellon	179	(8)	—	171	8	(8)	—	—

	$110,829	$(1,809)	$—	$109,020	$1,809	$(1,809)	$—	$—

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Notes to financial statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF pursuant to a Sub-Advisory Agreement. Deutsche Investment Management Americas Inc. (“DIMA”) serves as investment sub-advisor to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF pursuant to a Sub-Advisory Agreement.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	0.50%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.45%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

At May 31, 2015, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount**
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$62,094	$—	$62,094

**	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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Notes to financial statements (Unaudited) (Continued)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2015, the Funds incurred and elected to defer net capital losses as follows:

Post-October Loss on Capital
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$8,293
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	123,479
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	5,310
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	13,959

The tax character of current year distributions will be determined at the end of the fiscal year.

5. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. A summary of the Funds’ transactions with Deutsche Bank AG securities during the six months ended November 30, 2015 is as follows:

	Value ($) 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss)($)	Income ($)	Value ($) at 11/30/15
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche Bank AG 2.5% 2/13/19	10,156	—	(2,010)	(19)	102	8,081

6. Investment Portfolio Transactions

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$482,548	$540,787
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,790,911	1,947,594
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	154,352	1,282,774
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	5,894,558	3,241,878
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF(1)	3,910,604	159,760
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF(1)	3,025,757	352,461
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF(1)	2,938,273	381,945
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF(1)	3,054,160	442,004

For the six months ended November 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	$—	$1,025,776
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF(1)	6,685,581	—
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF(1)	2,314,860	—
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF(1)	1,170,986	1,130,724

(1)	For the period from August 12, 2015 (commencement of operations) to November 30, 2015.

7. Fund Share Transactions

As of November 30, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in

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Notes to financial statements (Unaudited) (Continued)

Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $130 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2015.

9. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2015, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	80%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	92%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	59%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	19%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	39%
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	97%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	95%

10. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

11. Investing in High-Yield Securities

A Fund’s performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund’s net asset value.

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

At a meeting held on May 21, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with respect to Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of K&L Gates LLP (“Independent Trustees’ Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Funds’ portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also noted that the Funds’ portfolio would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since each Fund was new, it was difficult to estimate the profitability of each Fund to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board also noted that the Adviser recently had provided extensive information about its current lack of profitability with respect to its management of other funds of the Trust. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board noted that the Funds have not commenced operations and have no performance history, but the Board considered TDAM’s performance in managing other currency-hedged equity based portfolios of the Trust and its ability to minimize tracking error. The Board concluded that, given TDAM’s capabilities and experience in managing other portfolios of the Trust, TDAM should be able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since the Funds were new, it was difficult to estimate the profitability of the Funds to the Sub-Adviser at this time, and further noted that the fees to be paid by the Adviser to TDAM under the Investment Sub-Advisory Agreement contain breakpoints. The Board further noted that specific information about TDAM’s profitability with respect to its services provided to the Funds was not available because TDAM does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also noted that the overall fees paid by each Fund remained reasonable.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “Resources” “proxy voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 1-855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.deutsche-etfs.com.

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DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. These Funds are non-diversified and can take larger positions in fewer issuers, increasing potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI is a servicemark of MSCI Inc. (MSCI) and has been licensed for use by DBX. The funds are not sponsored, endorsed, issued, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the funds.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks is a the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave New York, New York 10154	Investment sub-advisors TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-036922-2 (1/16) DBX001742 (1/17)

November 30, 2015

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

We are pleased to provide this semi-annual report for our four flagship ETFs tracking China’s equity market for the period ended November 30, 2015.

The global economy is growing at a moderate rate; however, decelerating emerging market growth has led to widespread questions about potentially slower global growth and its impact on inflation. Growth momentum in China continues to wane as the traditional sources of growth, investment, and manufacturing are faltering mainly due to overcapacity in certain sectors and insufficient global demand. On the upside, the fall in commodity prices is bolstering China’s already massive trade surplus. The upward trend in retail sales suggests the transformation toward a more domestic-consumption-based economic model is continuing.

China, the economic heavyweight of Asia, experienced two major shocks in the last six months. The first was China’s unexpected decision to moderately devalue the Renminbi versus the US dollar in August, which led to a huge sell-off in international equity markets. This was driven primarily by weaker exports and Renminbi appreciation. The second was the sharp downward trajectory in equity markets, with the Shanghai Composite Index1 tumbling nearly 9% intra-day in July and August. This fall was attributable to soft economic data, speculation about the Chinese government’s continued support to restore its markets, and the unwinding of margin financing that powered the market rally earlier this year. However, the equity market has staged a modest recovery since then.

“Hard landing” fears dominated investor sentiment and, it seems, persuaded the Federal Reserve to not raise rates in September. The shift from “Made in China” to “Consumed in China” has also been reflected in reduced demand for raw materials, which in turn partly explains the significant decline in commodity prices. Gross Domestic Product (GDP) growth in the third quarter stood at 6.9%, the slowest since 2009. In response, the People’s Bank of China (PBOC) continued to inject new liquidity into the banking system by reducing interest rates for the sixth time in a year in October. The Chinese government has taken unprecedented steps to stabilize markets, including deleveraging of margin financing, tightening trading rules to curb speculation and volatility, and extending liquidity (via China Securities Finance Corp) during the equity market sell-off.

The slowdown has deep roots, wedded in both cyclical and structural forces; however, we believe China will continue to be one of the fastest growing among the world’s major economies. Meanwhile, the Chinese government is facing the challenge of rebalancing the economy while trying to avoid a hard landing.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1 The Shanghai Composite Index is a capitalization-weighted index which tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio summary (Unaudited)

Sector Diversification* as of 11/30/15

Financials	39.7%
Industrials	17.7%
Consumer Discretionary	10.5%
Information Technology	7.2%
Materials	6.4%
Health Care	5.5%
Consumer Staples	5.4%
Utilities	4.1%
Energy	2.7%
Telecommunication Services	0.8%

Total	100.0%

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd., Class A	4.0%
China Merchants Bank Co. Ltd., Class A	3.1%
China Minsheng Banking Corp. Ltd., Class A	2.8%
Shanghai Pudong Development Bank Co. Ltd., Class A	2.3%
Industrial Bank Co. Ltd., Class A	1.9%
China Vanke Co. Ltd., Class A	1.6%
CITIC Securities Co. Ltd., Class A	1.5%
Bank of Communications Co. Ltd., Class A	1.3%
CRRC Corp. Ltd., Class A	1.3%
Haitong Securities Co. Ltd., Class A	1.3%

Sector Diversification* as of 11/30/15

Financials	39.7%
Industrials	17.7%
Consumer Discretionary	10.5%
Information Technology	7.2%
Materials	6.4%
Health Care	5.5%
Consumer Staples	5.4%
Utilities	4.1%
Energy	2.7%
Telecommunication Services	0.8%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

3

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Guangdong Yihua Timber Industry Co. Ltd., Class A	0.8%
Greatwall Information Industry Co. Ltd., Class A	0.7%
Eternal Asia Supply Chain Management Ltd., Class A	0.7%
Shanghai AJ Corp., Class A	0.6%
CEFC Anhui International Holding Co. Ltd., Class A	0.6%
NavInfo Co. Ltd., Class A	0.6%
Sichuan Tianqi Lithium Industries, Inc., Class A	0.6%
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	0.6%
China-Kinwa High Technology Co. Ltd., Class A	0.5%
China Security & Fire Co. Ltd., Class A	0.5%

Sector Diversification* as of 11/30/15

Industrials	24.0%
Consumer Discretionary	16.0%
Information Technology	14.8%
Materials	14.3%
Health Care	12.4%
Financials	9.5%
Consumer Staples	4.4%
Utilities	2.8%
Energy	1.8%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

4

DBX ETF Trust

Portfolio summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN)

The Deutsche X-trackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index. The MSCI China All Shares Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe and is compose of A-shares, H-shares, B-shares, Red chips, and P chips share classes. On November 30, 2015 the MSCI China All Shares Index replaced the MSCI All China Index as the comparative broad-based securities market index because the Advisor believes the MSCI China All Shares Index more closely reflects the Fund’s investment strategy. The MSCI All China Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The MSCI All China Index includes: A-shares, H-shares, B-shares, Red chips, and P chips along with China securities (including American Depository Receipts) that are listed on the NYSE Euronext (New York), the NASDAQ, the New York AMEX and the Singapore exchanges. The Fund, using a passive approach or indexing approach, attempts to approximate the performance of the MSCI China All Shares Index. The Fund expects to gain exposure to the China A-share components of the Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of 11/30/15

Description	% of Net Assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	35.2%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	12.3%
Tencent Holdings Ltd.	5.0%
Alibaba Group Holding Ltd., ADR	4.2%
China Mobile Ltd.	3.4%
Baidu, Inc., ADR	3.0%
China Construction Bank Corp., Class H	2.8%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Bank of China Ltd., Class H	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%

Sector Diversification* as of 11/30/15

Financials	32.0%
Information Technology	19.8%
Industrials	12.8%
Consumer Discretionary	9.8%
Materials	4.7%
Health Care	4.5%
Telecommunication Services	4.5%
Energy	4.3%
Consumer Staples	4.0%
Utilities	3.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

5

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Deutsche X-trackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Deutsche X-trackers MSCI All China Equity ETF invests. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (the Underlying Fund) in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF invests. These expenses are not included in Deutsche X-trackers MSCI All China Equity ETF’s and Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF*
Actual (2)	$1,000.00	$1,014.80	0.06%	$0.07
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.06%	$0.30
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$713.60	0.80%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$685.42	0.80%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04
Deutsche X-trackers MSCI All China Equity ETF*
Actual	$1,000.00	$769.67	0.22%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.22%	$1.11

(1) Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) For the period from October 20, 2015 (commencement of operations) to November 30, 2015.

* The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND — 99.7%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $2,508,714)	70,438	$2,530,133

SECURITIES LENDING COLLATERAL — 52.6%
Daily Assets Fund, 0.20% (c)(d) (Cost $1,334,736)	1,334,736	1,334,736

TOTAL INVESTMENTS —152.3% (Cost $3,843,450)†		$3,864,869
Other assets and liabilities, net — (52.3%)		(1,327,737)

NET ASSETS — 100.0%		$2,537,132

†	The cost for federal income tax purposes was $3,843,450. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $21,419. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,419 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $0.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $1,331,770, which is 52.5% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation
State Street Bank & Trust Co.	12/2/2015	CNH	15,756,000	USD	2,483,576	$31,012
State Street Bank & Trust Co.	12/2/2015	USD	2,452,086	CNH	15,756,000	477
State Street Bank & Trust Co.	1/6/2016	CNH	16,034,427	USD	2,484,572	1,214
State Street Bank & Trust Co.	1/6/2016	CNH	171,000	USD	26,614	130

Total net unrealized appreciation						$32,833

Currency Abbreviations

CNH    Chinese Offshore Yuan

USD    U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Investment in Securities
Exchange-Traded Fund	$2,530,133	$—	$—	$2,530,133
Securities Lending Collateral	1,334,736	—	—	1,334,736
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	32,833	—	32,833

Total	$3,864,869	$32,833	$—	$3,897,702

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 10.4%
Beijing Enlight Media Co. Ltd., Class A	138,150	$640,183
Beiqi Foton Motor Co. Ltd., Class A	487,400	472,660
Byd Co. Ltd., Class A*	146,231	1,426,733
China International Travel Service Corp. Ltd., Class A	121,293	943,828
China South Publishing & Media Group Co. Ltd., Class A	223,329	813,805
Chinese Universe Publishing and Media Co. Ltd., Class A	169,144	712,720
Chongqing Changan Automobile Co. Ltd., Class A	698,415	1,581,801
CITIC Guoan Information Industry Co. Ltd., Class A	537,585	1,563,417
FAW CAR Co. Ltd., Class A	244,600	571,494
Fuyao Glass Industry Group Co. Ltd., Class A	429,017	935,594
Great Wall Motor Co. Ltd., Class A	374,856	712,449
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,490,411	4,252,474
Guangdong Alpha Animation and Culture Co. Ltd., Class A	154,962	832,182
Haining China Leather Market Co. Ltd., Class A	173,222	477,793
Heilan Home Co. Ltd., Class A	418,241	953,761
Hisense Electric Co. Ltd., Class A	243,748	616,549
Huawen Media Investment Corp., Class A	480,144	1,095,249
Huayi Brothers Media Corp., Class A	302,100	1,789,756
Huayu Automotive Systems Co. Ltd., Class A	315,583	783,520
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	358,592	1,461,315
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	231,543	585,319
Jishi Media Co. Ltd., Class A	576,526	573,444
Liaoning Cheng Da Co. Ltd., Class A	619,977	1,444,171
Midea Group Co. Ltd., Class A	653,799	2,730,483
Pang Da Automobile Trade Co. Ltd., Class A*	1,012,402	620,897
Qingdao Haier Co. Ltd., Class A	1,179,160	1,798,679
SAIC Motor Corp. Ltd., Class A	1,034,192	3,079,575
Shanghai Oriental Pearl Media Co. Ltd., Class A	410,054	2,196,344
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,135,050	1,441,711
Sichuan Changhong Electric Co. Ltd., Class A*	1,191,311	1,120,053
Suning Commerce Group Co. Ltd., Class A	1,390,555	2,971,890
TCL Corp., Class A	2,649,800	1,596,233
Wanxiang Qianchao Co. Ltd., Class A	339,724	1,157,040
Wasu Media Holding Co. Ltd., Class A*	37,201	186,170
Weifu High-Technology Group Co. Ltd., Class A	186,628	678,615
Youngor Group Co. Ltd., Class A	483,800	1,152,210
Zhe Jiang Daily Media Group Co. Ltd., Class A	248,700	616,131

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhejiang Huace Film & TV Co. Ltd., Class A	121,558	$596,030
Zhejiang Yasha Decoration Co. Ltd., Class A	207,745	501,230

		47,683,508

Consumer Staples — 5.4%
Beijing Dabeinong Technology Group Co. Ltd., Class A	452,653	852,563
Beijing Yanjing Brewery Co. Ltd., Class A	431,917	525,077
Beingmate Baby & Child Food Co. Ltd., Class A*	160,844	349,263
Bright Dairy & Food Co. Ltd., Class A	186,710	436,818
By-health Co. Ltd., Class A	87,100	439,818
Foshan Haitian Flavouring & Food Co. Ltd., Class A	84,802	450,390
Gansu Yasheng Industrial Group Co. Ltd., Class A	471,863	520,022
Henan Shuanghui Investment & Development Co. Ltd., Class A	300,054	898,160
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,906,450	4,377,139
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	136,580	1,339,375
Jointown Pharmaceutical Group Co. Ltd., Class A*	102,329	283,366
Kweichow Moutai Co. Ltd., Class A	158,196	5,277,304
Luzhou Laojiao Co. Ltd., Class A	216,028	780,140
MeiHua Holdings Group Co. Ltd., Class A	591,901	808,018
New Hope Liuhe Co. Ltd., Class A	442,767	1,176,415
Shanghai Bailian Group Co. Ltd., Class A	219,446	598,802
Shanghai Jahwa United Co. Ltd., Class A	165,475	1,036,231
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*	81,850	211,367
Shenzhen Agricultural Products Co. Ltd., Class A	234,919	540,100
Tsingtao Brewery Co. Ltd., Class A	110,530	544,193
Wuliangye Yibin Co. Ltd., Class A	589,085	2,203,464
Yonghui Superstores Co. Ltd., Class A	636,932	960,709

		24,608,734

Energy — 2.7%
China Coal Energy Co. Ltd., Class A	536,400	503,477
China Oilfield Services Ltd., Class A	183,976	449,038
China Petroleum & Chemical Corp., Class A	3,271,015	2,500,002
China Shenhua Energy Co. Ltd., Class A	580,200	1,327,602
Guanghui Energy Co. Ltd., Class A	971,734	1,031,590
Jizhong Energy Resources Co. Ltd., Class A	316,955	250,137
Offshore Oil Engineering Co. Ltd., Class A	670,849	945,035
PetroChina Co. Ltd., Class A	1,547,321	2,023,166
Shaanxi Coal Industry Co. Ltd., Class A	592,403	444,462
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	350,716	340,109

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	460,404	$427,130
Wintime Energy Co. Ltd., Class A	1,039,942	780,236
Yang Quan Coal Industry Group Co. Ltd., Class A*	355,803	367,748
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	150,323	578,427
Yanzhou Coal Mining Co. Ltd., Class A	110,038	160,152

		12,128,311

Financials — 39.3%
Agricultural Bank of China Ltd., Class A	8,432,070	4,134,523
AVIC Capital Co. Ltd., Class A	701,835	1,749,042
Bank of Beijing Co. Ltd., Class A	3,194,503	4,609,539
Bank of China Ltd., Class A	7,169,500	4,586,705
Bank of Communications Co. Ltd., Class A	6,074,141	6,041,673
Bank of Nanjing Co. Ltd., Class A	624,381	1,647,382
Bank of Ningbo Co. Ltd., Class A	600,502	1,336,673
Changjiang Securities Co. Ltd., Class A	1,018,902	1,828,676
China CITIC Bank Corp. Ltd., Class A*	1,055,976	1,193,343
China Construction Bank Corp., Class A	2,909,470	2,613,162
China Everbright Bank Co. Ltd., Class A	6,640,758	4,475,851
China Fortune Land Development Co. Ltd., Class A	330,495	1,323,153
China Life Insurance Co. Ltd., Class A	514,306	2,106,283
China Merchants Bank Co. Ltd., Class A	5,204,936	13,935,392
China Merchants Property Development Co. Ltd., Class A	326,759	1,859,040
China Merchants Securities Co. Ltd., Class A	718,008	2,263,228
China Minsheng Banking Corp. Ltd., Class A	9,353,976	12,565,535
China Pacific Insurance Group Co. Ltd., Class A	971,749	4,002,380
China Vanke Co. Ltd., Class A	3,114,501	7,305,917
CITIC Securities Co. Ltd., Class A	2,439,453	6,694,513
Everbright Securities Co. Ltd., Class A	370,169	1,287,813
Financial Street Holdings Co. Ltd., Class A	703,428	1,027,057
Founder Securities Co. Ltd., Class A*	1,286,963	1,899,095
Gemdale Corp., Class A	670,331	1,384,634
GF Securities Co. Ltd., Class A	909,240	2,490,949
Guosen Securities Co. Ltd., Class A	380,000	1,119,123
Guoyuan Securities Co. Ltd., Class A	364,301	1,281,570
Haitong Securities Co. Ltd., Class A	2,501,867	5,927,236
Huatai Securities Co. Ltd., Class A	1,002,300	2,912,844
Huaxia Bank Co. Ltd., Class A	1,642,940	2,831,035
Industrial & Commercial Bank of China Ltd., Class A	7,762,926	5,582,716
Industrial Bank Co. Ltd., Class A	3,638,357	8,863,282
Industrial Securities Co. Ltd., Class A	1,277,837	2,114,370
New China Life Insurance Co. Ltd., Class A	259,245	1,775,970
Northeast Securities Co. Ltd., Class A	356,703	963,897
Oceanwide Holdings Co. Ltd., Class A	406,198	692,348
Orient Securities Co. Ltd., Class A	325,236	1,144,653

	Number of Shares	Value
Financials (Continued)
Pacific Securities Co. Ltd., Class A	755,753	$1,070,523
Ping An Bank Co. Ltd., Class A	1,761,867	3,219,694
Ping An Insurance Group Co. of China Ltd., Class A	3,434,486	18,069,795
Poly Real Estate Group Co. Ltd., Class A	1,974,561	2,950,623
RiseSun Real Estate Development Co. Ltd., Class A	474,120	729,154
Sealand Securities Co. Ltd., Class A	421,733	797,602
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	122,942	896,761
Shanghai Pudong Development Bank Co. Ltd., Class A	3,536,177	10,265,641
Shanghai SMI Holding Co. Ltd., Class A	482,020	1,222,254
Shanxi Securities Co. Ltd., Class A	383,300	893,767
Shenwan Hongyuan Group Co. Ltd., Class A*	1,390,386	2,252,985
Sinolink Securities Co. Ltd., Class A	559,968	1,341,452
SooChow Securities Co. Ltd., Class A	418,993	986,125
Southwest Securities Co. Ltd., Class A	863,342	1,236,362
Western Securities Co. Ltd., Class A	341,714	1,906,358
Xinhu Zhongbao Co. Ltd., Class A	765,257	621,800
Zhejiang China Commodities City Group Co. Ltd., Class A	845,383	1,201,435

		179,232,933

Health Care — 5.3%
Aier Eye Hospital Group Co. Ltd., Class A	124,572	617,208
Beijing SL Pharmaceutical Co. Ltd., Class A	127,076	679,856
Beijing Tongrentang Co. Ltd., Class A	210,250	870,221
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	121,664	482,921
Dong-E-E-Jiao Co. Ltd., Class A	165,319	1,191,198
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	857,747	985,347
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	164,673	694,905
Huadong Medicine Co. Ltd., Class A	64,406	752,003
Hualan Biological Engineering, Inc., Class A	89,797	552,399
Jiangsu Hengrui Medicine Co. Ltd., Class A	361,738	2,786,108
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	218,535	954,175
Kangmei Pharmaceutical Co. Ltd., Class A	962,838	2,683,233
Lepu Medical Technology Beijing Co. Ltd., Class A	156,683	1,004,832
Searainbow Holding Corp., Class A*	216,298	1,103,998
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	356,464	1,338,898
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	294,559	855,575
Shanghai RAAS Blood Products Co. Ltd., Class A	158,630	1,000,774
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	125,945	583,820

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	95,419	$460,438
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	227,404	633,259
Tasly Pharmaceutical Group Co. Ltd., Class A	201,793	1,126,709
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	243,400	922,939
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	65,555	224,391
Yunnan Baiyao Group Co. Ltd., Class A	162,703	1,714,076
Zhejiang NHU Co. Ltd., Class A	168,980	412,962

		24,632,245

Industrials — 17.5%
Air China Ltd., Class A	786,349	987,788
AVIC Aero-Engine Controls Co. Ltd., Class A	142,246	721,824
AVIC Aircraft Co. Ltd., Class A	418,778	1,613,370
Avic Aviation Engine Corp. PLC, Class A	184,723	1,315,485
AVIC Helicopter Co. Ltd., Class A	68,661	596,802
Beijing Orient Landscape & Ecology Co. Ltd., Class A	298,344	1,059,622
Beijing Originwater Technology Co. Ltd., Class A	190,382	1,482,326
BlueFocus Communication Group Co. Ltd., Class A	464,845	1,045,565
China Avionics Systems Co. Ltd., Class A	153,986	596,355
China Baoan Group Co. Ltd., Class A	392,600	1,222,232
China CAMC Engineering Co. Ltd., Class A	109,831	382,954
China Communications Construction Co. Ltd., Class A	458,123	978,383
China COSCO Holdings Co. Ltd., Class A*	1,252,792	1,916,558
China CSSC Holdings Ltd., Class A	210,551	1,170,692
China Eastern Airlines Corp. Ltd., Class A*	1,048,815	1,173,825
China First Heavy Industries, Class A	789,692	1,026,399
China Gezhouba Group Co. Ltd., Class A	831,412	987,452
China International Marine Containers Group Co. Ltd., Class A	263,361	774,795
China National Chemical Engineering Co. Ltd., Class A	589,980	622,641
China Railway Construction Corp. Ltd., Class A	1,098,766	2,348,279
China Railway Group Ltd., Class A	1,808,871	3,147,918
China Shipbuilding Industry Co. Ltd., Class A	2,922,334	4,576,182
China Shipping Container Lines Co. Ltd., Class A*	1,317,900	1,513,440
China Southern Airlines Co. Ltd., Class A	1,035,620	1,247,710
China Spacesat Co. Ltd., Class A	184,132	1,264,844
China State Construction Engineering Corp. Ltd., Class A	4,669,924	4,506,866
China XD Electric Co. Ltd., Class A	623,190	633,446
CRRC Corp. Ltd., Class A*	2,931,148	6,022,640

	Number of Shares	Value
Industrials (Continued)
Daqin Railway Co. Ltd., Class A	1,829,160	$2,471,414
Dongfang Electric Corp. Ltd., Class A	353,329	745,785
Fangda Carbon New Material Co. Ltd., Class A*	329,500	739,082
Guangshen Railway Co. Ltd., Class A	1,008,950	709,881
Hainan Airlines Co. Ltd., Class A	1,842,800	1,087,143
Han’s Laser Technology Industry Group Co. Ltd., Class A	260,677	967,350
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	136,682	509,979
Luxshare Precision Industry Co. Ltd., Class A	191,716	955,817
Metallurgical Corp. of China Ltd., Class A	1,961,600	2,010,103
NARI Technology Co. Ltd., Class A	448,276	1,075,285
Ningbo Port Co. Ltd., Class A	1,573,000	1,797,637
Power Construction Corp. of China Ltd., Class A	1,312,425	1,634,331
Sany Heavy Industry Co. Ltd., Class A	1,139,944	1,139,178
Shanghai Construction Group Co. Ltd., Class A	534,602	600,821
Shanghai Electric Group Co. Ltd., Class A	907,700	1,697,123
Shanghai International Airport Co. Ltd., Class A	295,364	1,314,917
Shanghai International Port Group Co. Ltd., Class A	779,353	815,226
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	88,474	350,630
Shenzhen Inovance Technology Co. Ltd., Class A	142,576	972,728
Siasun Robot & Automation Co. Ltd., Class A	156,597	1,800,879
Spring Airlines Co. Ltd., Class A	67,384	595,666
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	274,030	690,161
TBEA Co. Ltd., Class A	811,657	1,475,676
Tianjin Port Co. Ltd., Class A	258,212	440,515
Weichai Power Co. Ltd., Class A	722,609	1,055,063
XCMG Construction Machinery Co. Ltd., Class A	1,318,772	899,113
Xiamen C & D, Inc., Class A	958,812	1,954,924
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	458,469	1,165,387
XJ Electric Co. Ltd., Class A	187,893	549,847
Yingkou Port Liability Co. Ltd., Class A	578,400	426,760
Zhengzhou Yutong Bus Co. Ltd., Class A	397,292	1,303,629
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,303,122	1,034,497

		79,922,940

Information Technology — 7.2%
Aisino Co. Ltd., Class A	205,657	2,080,729
Beijing Shiji Information Technology Co. Ltd., Class A	36,244	699,007
Beijing Ultrapower Software Co. Ltd., Class A	369,964	704,881
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A	50,476	187,705

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	264,968	$589,385
BOE Technology Group Co. Ltd., Class A	3,174,358	1,447,788
DHC Software Co. Ltd., Class A	235,933	802,443
Dongxu Optoelectronic Technology Co. Ltd., Class A	523,600	841,111
East Money Information Co. Ltd., Class A	358,635	3,165,821
Glodon Software Co. Ltd., Class A	202,111	604,356
GoerTek, Inc., Class A	242,984	1,198,221
Guangzhou Haige Communication Group, Inc. Co., Class A	485,140	1,314,741
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	387,671	2,026,970
Hundsun Technologies, Inc., Class A	152,975	1,520,867
Iflytek Co. Ltd., Class A	281,579	1,534,938
Leshi Internet Information & Technology Corp. Beijing, Class A	296,827	2,240,884
Neusoft Corp., Class A	260,721	880,073
People.cn Co. Ltd., Class A	174,706	631,458
Sanan Optoelectronics Co. Ltd., Class A	444,836	1,746,298
Shenzhen O-film Tech Co. Ltd., Class A	188,668	755,047
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	289,027	596,115
Tsinghua Tongfang Co. Ltd., Class A	562,444	1,489,214
Universal Scientific Industrial Shanghai Co. Ltd., Class A	54,390	114,379
Wangsu Science & Technology Co., Ltd., Class A	152,509	1,471,841
Yonyou Network Technology Co. Ltd., Class A	215,551	949,535
Zhejiang Dahua Technology Co. Ltd., Class A	181,723	1,094,982
ZTE Corp., Class A	744,931	2,026,895

		32,715,684

Materials — 6.3%
Aluminum Corp. of China Ltd., Class A*	1,322,552	1,027,267
Angang Steel Co. Ltd., Class A	573,962	407,401
Anhui Conch Cement Co. Ltd., Class A	621,677	1,588,954
Baoshan Iron & Steel Co. Ltd., Class A	1,470,040	1,253,972
BBMG Corp., Class A	335,383	499,082
China Hainan Rubber Industry Group Co. Ltd., Class A	358,100	406,357
China Minmetals Rare Earth Co. Ltd., Class A*	185,825	587,184
China Molybdenum Co. Ltd., Class A	797,005	631,466
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	669,693	1,446,904
Hainan Mining Co. Ltd., Class A	49,600	110,560
Hebei Iron & Steel Co. Ltd., Class A*	1,290,800	624,872
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A	342,314	630,355
Inner Mongolia Yili Energy Co. Ltd., Class A	327,826	485,798
Inner Mongolian Baotou Steel Union Co. Ltd., Class A*	3,045,448	1,777,689

	Number of Shares	Value
Materials (Continued)
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	445,465	$2,451,189
Jiangxi Copper Co. Ltd., Class A	254,729	576,523
Jinduicheng Molybdenum Co. Ltd., Class A	289,204	359,687
Kingenta Ecological Engineering Group Co. Ltd., Class A	192,866	561,398
Luxin Venture Capital Group Co. Ltd., Class A	88,607	540,942
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	1,287,200	601,100
Qinghai Salt Lake Industry Co. Ltd., Class A	199,106	703,532
Shandong Gold Mining Co. Ltd., Class A	212,422	607,412
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	706,700	441,112
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	422,138	804,940
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	659,503	659,060
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,187,820	702,600
Wanhua Chemical Group Co. Ltd., Class A	349,701	931,913
Western Mining Co. Ltd., Class A	561,420	614,349
Wuhan Iron & Steel Co. Ltd., Class A	1,206,700	646,153
Xiamen Tungsten Co. Ltd., Class A	137,318	404,839
Xinxing Ductile Iron Pipes, Class A	703,600	746,939
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	313,538	488,539
Yunnan Copper Co. Ltd., Class A*	226,152	390,748
Yunnan Tin Co. Ltd., Class A*	209,966	392,523
Zhejiang Longsheng Group Co. Ltd., Class A	684,188	1,428,164
Zhongjin Gold Co. Ltd., Class A	443,413	632,231
Zijin Mining Group Co. Ltd., Class A	2,823,951	1,520,929

		28,684,683

Telecommunication Services — 0.9%
China United Network Communications Ltd., Class A	2,626,841	2,543,291
Dr Peng Telcom & Media Group Co. Ltd., Class A	331,771	1,180,045

		3,723,336

Utilities — 4.1%
Beijing Capital Co. Ltd., Class A	295,620	485,007
Beijing Jingneng Power Co. Ltd., Class A	548,202	495,808
Chengdu Xingrong Investment Co. Ltd., Class A	540,200	619,717
China Yangtze Power Co. Ltd., Class A	1,563,643	3,273,652
Chongqing Water Group Co. Ltd., Class A	175,600	245,183
Datang International Power Generation Co. Ltd., Class A	896,700	738,371
GD Power Development Co. Ltd., Class A	3,061,000	1,924,936
Guangdong Electric Power Development Co. Ltd., Class A	274,700	312,573

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Guangdong Golden Dragon Development, Inc., Class A	186,200	$800,531
Huadian Power International Corp. Ltd., Class A	763,944	807,430
Huaneng Power International, Inc., Class A	1,293,461	1,797,960
Hubei Energy Group Co. Ltd., Class A	652,868	640,235
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A	864,250	649,771
SDIC Power Holdings Co. Ltd., Class A	1,089,575	1,480,628
Shenergy Co. Ltd., Class A	683,344	807,332
Shenzhen Energy Group Co. Ltd., Class A	349,500	565,790
Sichuan Chuantou Energy Co. Ltd., Class A	666,770	1,088,742

	Number of Shares	Value
Utilities (Continued)
Tus-Sound Environmental Resources Co. Ltd., Class A	157,817	$927,845
Zhejiang Zheneng Electric Power Co. Ltd., Class A	837,890	1,025,135

		18,686,646

TOTAL COMMON STOCKS (Cost $382,406,183)		452,019,020

TOTAL INVESTMENTS — 99.1% (Cost $382,406,183)†		$452,019,020
Other assets and liabilities, net — 0.9%		4,038,966

NET ASSETS — 100.0%		$456,057,986

*	Non-income producing security.
†	The cost for federal income tax purposes was $393,525,002. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $58,494,018. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,053,379 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,559,361.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$425,279,893	$—	$26,739,127	$452,019,020

Total	$425,279,893	$—	$26,739,127	$452,019,020

*	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$82,552,492
Purchases	21,204,223
Sales	(46,535,157)
Realized gain (loss)	14,266,151
Change in unrealized gain (loss)	(30,420,654)
Transfers into Level 3 (a)	58,525,347
Transfers out of Level 3 (a)	(72,853,275)
Balance at November 30, 2015	26,739,127
Change in unrealized gain (loss) related to Investments still held at November 30, 2015	(30,420,654)

(a)	During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $58,525,347 and between Level 3 and Level 1 was $72,853,275. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2015 (Unaudited)

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -41% to 16% with a weighted average range of approximately -5%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

Asset Class	Fair Value at 11/30/2015	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$6,517,647	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	1,176,415	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	2,683,233	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	12,905,223	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	2,960,801	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	495,808	Market Approach	Last traded price adjusted for proxy.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.7%
Consumer Discretionary — 15.6%
Anhui Huamao Textile Co., Class A	48,200	$70,285
Anhui Jianghuai Automobile Co. Ltd., Class A	39,200	90,856
Anhui Xinhua Media Co. Ltd., Class A	10,900	53,954
Anhui Zhongding Sealing Parts Co. Ltd., Class A	31,400	107,333
AVIC Electromechanical Systems Co. Ltd., Class A	27,990	94,806
Beijing Gehua CATV Network Co. Ltd., Class A	37,610	134,123
Beijing HualuBaina Film & TV Co. Ltd., Class A	20,300	116,947
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A	15,400	57,723
Beijing WKW Automotive Parts Co. Ltd., Class A	12,600	30,714
Besttone Holdings Co. Ltd., Class A	9,200	30,073
Central China Land Media Co. Ltd., Class A	5,800	18,959
Changjiang Publishing & Media Co. Ltd., Class A	33,800	57,822
Chengdu B-Ray Media Co. Ltd., Class A	39,600	54,823
China Automotive Engineering Research Institute Co. Ltd., Class A	12,100	16,989
China CYTS Tours Holding Co. Ltd., Class A	27,000	81,492
China Television Media Ltd., Class A	7,500	31,206
Chongqing Department Store, Class A	9,600	39,793
Chongqing Zongshen Power Machinery Co. Ltd., Class A	37,700	84,974
Dashang Group Co. Ltd., Class A	15,800	105,164
DMG Entertainment and Media Co. Ltd., Class A	13,200	75,202
Dongfeng Automobile Co. Ltd., Class A	47,800	65,774
Dongguan Souyute Fashion Co. Ltd., Class A	17,540	39,070
Eastern Gold Jade Co. Ltd., Class A*	36,300	73,116
Elec-Tech International Co. Ltd., Class A	56,000	83,595
Fangda Special Steel Technology Co. Ltd., Class A	22,600	21,776
FAWER Automotive Parts Co. Ltd., Class A	21,400	30,713
Fengfan Stock Ltd. Co., Class A	20,900	144,347
Fujian Septwolves Industry Co. Ltd., Class A	24,300	46,411
Goldleaf Jewelry Co. Ltd., Class A*	23,400	70,117
Guangdong Advertising Group Co. Ltd., Class A	43,900	156,759
Guangdong Chj Industry Co. Ltd., Class A	21,300	49,236
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	5,500	16,352
Guangdong Yihua Timber Industry Co. Ltd., Class A	126,700	287,999
Guangzhou Pearl River Piano Group Co. Ltd., Class A	8,500	19,225
Guirenniao Co. Ltd., Class A	7,100	38,129
Haima Automobile Group Co. Ltd., Class A*	69,100	65,611

	Number of Shares	Value
Consumer Discretionary (Continued)
Hang Zhou Great Star Industrial Co. Ltd., Class A	28,053	$73,142
Hangzhou Robam Appliances Co. Ltd., Class A	12,865	78,801
Hefei Department Store Group Co. Ltd., Class A	28,700	40,743
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	16,099	27,716
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	22,200	46,997
Jiangling Motors Corp. Ltd., Class A	11,600	51,461
Jiangsu Hongtu High Technology Co. Ltd., Class A	49,000	131,952
Jiangsu Sunshine Co. Ltd., Class A*	78,200	65,610
Joyoung Co. Ltd., Class A	16,500	54,064
Lifan Industry Group Co. Ltd., Class A	18,000	51,218
Loncin Motor Co. Ltd., Class A	21,500	74,497
Luolai Home Textile Co. Ltd., Class A	12,955	33,979
Luthai Textile Co. Ltd., Class A	25,300	52,890
Markor International Home Furnishings Co. Ltd., Class A	19,000	44,984
Materials Industry Zhongda Group Co. Ltd., Class A	29,300	95,959
Nanjing Central Emporium, Class A	16,200	27,209
NavInfo Co. Ltd., Class A	33,100	210,214
Ningbo Huaxiang Electronic Co. Ltd., Class A	22,600	59,786
Ningbo Joyson Electronic Corp., Class A	16,800	83,057
Ningbo Shanshan Co. Ltd., Class A	14,300	76,772
Ningxia Zhongyin Cashmere Co. Ltd., Class A*	15,840	16,590
Northern United Publishing & Media Group Co. Ltd., Class A	10,000	18,757
Rainbow Department Store Co. Ltd., Class A	10,400	19,750
Rastar Group, Class A	28,100	65,829
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	22,200	51,420
Shanghai Haixin Group Co., Class A	41,000	91,263
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	9,588	74,459
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	56,650	54,848
Shanghai New World Co. Ltd., Class A	23,642	58,992
Shanghai Xinhua Media Co. Ltd., Class A	29,000	52,363
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	60,800	154,548
Shenzhen Fenda Technology Co. Ltd., Class A	10,200	67,558
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	19,700	32,474
Shenzhen Grandland Decoration Group Co. Ltd., Class A	15,500	63,454
Shenzhen Topway Video Communication Co. Ltd., Class A	8,875	30,765
Sichuan Chengfei Integration Technology Corp., Class A	10,300	65,030

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Sinomach Automobile Co. Ltd., Class A	10,600	$29,452
Songcheng Performance Development Co. Ltd., Class A	34,526	153,489
Time Publishing and Media Co. Ltd., Class A	9,400	41,511
Visual China Group Co. Ltd., Class A*	14,400	80,918
Wenfeng Great World Chain Development Corp., Class A	31,950	37,648
Whirlpool China Co. Ltd., Class A	13,200	26,332
Wuhan Department Store Group Co. Ltd., Class A	11,161	31,445
Wuxi Little Swan Co. Ltd., Class A	10,105	33,519
Yantai Tayho Advanced Materials Co. Ltd., Class A	22,900	55,964
Yotrio Group Co. Ltd., Class A	59,140	110,283
Zhejiang Aokang Shoes Co. Ltd., Class A	4,600	23,006
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	8,600	28,166
Zhejiang Ming Jewelry Co. Ltd., Class A	14,669	41,557
Zhejiang Orient Holdings Co., Class A	18,200	60,236

		5,614,145

Consumer Staples — 4.4%
Angel Yeast Co. Ltd., Class A	11,100	49,070
Anhui Golden Seed Winery Co. Ltd., Class A	17,400	24,755
Anhui Gujing Distillery Co. Ltd., Class A	5,500	27,824
Beijing Sanyuan Foods Co. Ltd., Class A*	17,600	21,766
Beijing Shunxin Agriculture Co. Ltd., Class A	10,400	28,330
Better Life Commercial Chain Share Co. Ltd., Class A	17,930	44,823
Chacha Food Co. Ltd., Class A	11,200	29,986
China Animal Husbandry Industry Co. Ltd., Class A	10,200	28,403
Chongqing Brewery Co., Class A	10,400	24,315
Chuying Agro-pastoral Group Co. Ltd., Class A*	23,900	60,194
COFCO Tunhe Co. Ltd., Class A	61,700	145,214
Fujian Sunner Development Co. Ltd., Class A*	23,900	78,125
Guangdong Haid Group Co. Ltd., Class A	32,600	65,968
Guangzhou Zhujiang Brewery Co. Ltd., Class A	11,800	25,237
Hebei Chengde Lolo Co., Class A	25,001	53,977
Jiangsu King’s Luck Brewery JSC Ltd., Class A	3,200	17,893
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	48,000	124,403
Luoniushan Co. Ltd., Class A	49,000	54,916
Qinghai Huzhu Barley Wine Co. Ltd., Class A	7,400	25,203
Sanquan Food Co. Ltd., Class A	18,700	30,971
Shandong Denghai Seeds Co. Ltd., Class A	19,650	48,695
Shanghai Feilo Acoustics Co. Ltd., Class A	37,725	74,755
Shanghai Maling Aquarius Co. Ltd., Class A	31,400	60,950

	Number of Shares	Value
Consumer Staples (Continued)
Sichuan Tuopai Shede Wine Co. Ltd., Class A	15,000	$40,207
V V Food & Beverage Co. Ltd., Class A	44,800	43,306
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	25,300	42,847
Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,100	49,374
Yuan Longping High-tech Agriculture Co. Ltd., Class A	42,000	127,223
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	4,400	43,834
Zhangzidao Group Co. Ltd., Class A*	17,000	36,094
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	21,260	33,126

		1,561,784

Energy — 1.8%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	21,600	19,636
Anyuan Coal Industry Group Co. Ltd., Class A*	16,400	14,525
Beijing Haohua Energy Resource Co. Ltd., Class A	20,500	29,261
Changzheng Engineering Co. Ltd., Class A	4,300	23,380
Datong Coal Industry Co. Ltd., Class A	47,100	40,250
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	11,000	15,102
Guizhou Panjiang Refined Coal Co. Ltd., Class A	27,600	30,804
Henan Dayou Energy Co. Ltd., Class A	15,000	15,130
Henan Shenhuo Coal & Power Co. Ltd., Class A*	61,100	41,752
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	14,300	22,126
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	23,300	19,767
Kaidi Ecological and Environmental Technology Co. Ltd., Class A	43,600	94,471
Oriental Energy Co. Ltd., Class A	14,900	60,093
PetroChina Jinhong Energy Investment Co. Ltd., Class A	13,700	50,861
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	71,085	52,005
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	11,800	18,900
Shanxi Guoxin Energy Corp. Ltd., Class A	11,600	27,717
Sinopec Oilfield Equipment Corp., Class A*	8,200	26,613
Zhejiang Haiyue Co. Ltd., Class A	17,600	48,025

		650,418

Financials — 9.3%
Anxin Trust Co. Ltd., Class A	51,053	140,421
Beijing Capital Development Co. Ltd., Class A	61,300	113,644
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	29,900	52,267

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Beijing Homyear Capital Holdings Co. Ltd., Class A	45,830	$99,374
Bohai Leasing Co. Ltd., Class A	76,500	106,576
China Enterprise Co. Ltd., Class A*	70,060	85,281
China Sports Industry Group Co. Ltd., Class A	36,601	119,928
Cinda Real Estate Co. Ltd., Class A	26,300	27,306
COFCO Property Group Co. Ltd., Class A	54,200	120,899
Geo-Jade Petroleum Corp., Class A*	56,640	78,236
Guangdong Highsun Group Co. Ltd., Class A	37,970	52,780
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	59,100	68,444
HNA Investment Group Co. Ltd., Class A	76,700	94,319
Huafa Industrial Co. Ltd. Zhuhai, Class A	35,100	80,972
Huayuan Property Co. Ltd., Class A	24,400	26,434
Hubei Fuxing Science And Technology Co. Ltd., Class A	28,200	68,214
Ingenious Ene-Carbon New Materials Co. Ltd., Class A	69,000	89,180
Jinke Properties Group Co. Ltd., Class A	88,500	73,287
Macrolink Real Estate Co. Ltd., Class A*	30,500	47,998
Myhome Real Estate Development Group Co. Ltd., Class A*	95,900	73,892
Nanjing Gaoke Co. Ltd., Class A	29,025	82,454
Shaanxi International Trust Co. Ltd., Class A	21,300	36,935
Shanghai AJ Corp., Class A*	96,280	220,985
Shanghai Industrial Development Co. Ltd., Class A	19,000	39,187
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	15,300	53,133
Shanghai Shimao Co. Ltd., Class A	31,700	57,634
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	43,200	175,979
Shenzhen Huaqiang Industry Co. Ltd., Class A	11,300	66,734
Shenzhen World Union Properties Consultancy, Inc., Class A	32,364	88,664
Shenzhen Zhenye Group Co. Ltd., Class A	50,500	87,255
Shunfa Hengye Corp., Class A	32,920	52,883
Suning Universal Co. Ltd., Class A	56,990	115,944
Sunshine City Group Co. Ltd., Class A	69,450	81,403
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	33,700	50,592
Thaihot Group Co. Ltd., Class A	24,200	96,622
Tianjin Jinbin Development Co. Ltd., Class A*	72,600	59,555
Tibet Urban Development and Investment Co. Ltd., Class A	16,000	51,604
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A*	40,940	49,707
Zhonghong Holding Co. Ltd., Class A	109,180	81,065
Zhongtian Urban Development Group Co. Ltd., Class A	96,102	151,536

		3,319,323

	Number of Shares	Value
Health Care — 12.1%
Beijing Tiantan Biological Products Corp. Ltd., Class A*	13,900	$60,409
Changchun High & New Technology Industries, Inc., Class A	5,800	103,617
China National Accord Medicines Corp. Ltd., Class A	8,500	88,003
China National Medicines Corp. Ltd., Class A	15,800	81,087
China Resources Double Crane Pharmaceutical Co. Ltd., Class A*	19,400	65,227
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	26,920	173,187
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	23,800	46,308
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,079	23,052
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	30,700	128,070
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	26,850	56,339
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	34,000	100,820
Hainan Haiyao Co. Ltd., Class A	30,200	177,741
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	16,250	77,806
Harbin Pharmaceutical Group Co. Ltd., Class A	68,800	121,123
Hengkang Medical Group Co. Ltd., Class A*	55,762	130,688
Huapont Life Sciences Co. Ltd., Class A	60,650	126,506
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	12,600	47,307
Humanwell Healthcare Group Co. Ltd., Class A	54,000	157,269
Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	19,600	89,758
Hybio Pharmaceutical Co. Ltd., Class A	23,900	101,600
Inner Mongolia Jinyu Group Co. Ltd., Class A	30,934	154,519
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	19,340	70,415
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A*	15,690	97,203
Jiangzhong Pharmaceutical Co. Ltd., Class A	10,806	58,047
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	13,800	39,783
Jinling Pharmaceutical Co. Ltd., Class A	13,400	34,270
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,500	72,875
KPC Pharmaceuticals, Inc., Class A	16,399	82,425
Livzon Pharmaceutical Group, Inc., Class A	6,940	49,185
Mayinglong Pharmaceutical Group Co. Ltd., Class A	17,100	54,274
North China Pharmaceutical Co. Ltd., Class A*	45,200	52,487
PKU HealthCare Corp. Ltd., Class A*	20,500	48,376

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Renhe Pharmacy Co. Ltd., Class A	52,425	$84,950
Shanghai Dingli Technology Development Group Co. Ltd., Class A	38,800	63,053
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	28,080	57,827
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	22,000	95,851
Shanghai Kingstar Winning Software Co. Ltd., Class A	17,650	120,143
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	31,400	86,903
Shinva Medical Instrument Co. Ltd., Class A	16,229	93,393
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	4,700	39,162
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A	30,900	32,370
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	11,962	35,825
Xiangxue Pharmaceutical Co. Ltd., Class A	24,910	88,716
Yabao Pharmaceutical Group Co. Ltd., Class A	31,080	59,893
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	12,000	102,623
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	35,760	69,524
Zhejiang Dian Diagnostics Co. Ltd., Class A	8,600	99,865
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	26,900	58,077
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,300	90,420
Zhejiang Medicine Co. Ltd., Class A	36,330	57,456
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	20,100	42,019
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	15,200	118,064
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	25,140	84,292

		4,350,202

Industrials — 23.4%
Anhui Heli Co. Ltd., Class A	23,880	53,713
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	42,200	39,807
Avic Heavy Machinery Co. Ltd., Class A	26,200	83,074
Baotou Beifang Chuangye Co. Ltd., Class A	37,900	110,143
Beibuwan Port Co. Ltd., Class A	4,700	14,581
Beijing New Building Materials PLC, Class A	31,600	59,665
Beijing Shouhang Resources Saving Co. Ltd., Class A	19,650	95,095
Beijing Sifang Automation Co. Ltd., Class A	22,000	49,313
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	34,300	119,970

	Number of Shares	Value
Industrials (Continued)
Black Peony Group Co. Ltd., Class A	13,500	$23,935
Camel Group Co. Ltd., Class A	22,800	78,895
CCS Supply Chain Management Co. Ltd., Class A*	16,973	72,469
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,600	43,801
Changyuan Group Ltd., Class A	60,400	182,865
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	12,300	43,079
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	22,200	48,932
China Aerospace Times Electronics Co. Ltd., Class A*	50,200	139,560
China Meheco Co. Ltd., Class A	27,900	65,925
China Railway Erju Co. Ltd., Class A	41,000	79,561
China Railway Tielong Container Logistics Co. Ltd., Class A	49,000	69,179
China Shipping Development Co. Ltd., Class A	82,000	118,294
China-Kinwa High Technology Co. Ltd., Class A*	132,700	193,959
CITIC Heavy Industries Co. Ltd., Class A	66,100	75,728
Citic Offshore Helicopter Co. Ltd., Class A	25,401	60,099
Citychamp Dartong Co. Ltd., Class A	56,700	75,019
CMST Development Co. Ltd., Class A	51,500	87,459
CNHTC Jinan Truck Co. Ltd., Class A	7,700	18,686
COSCO Shipping Co. Ltd., Class A	40,100	74,400
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A*	13,300	76,517
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	17,476	30,386
Dalian Port PDA Co. Ltd., Class A	60,400	59,889
Dazhong Transportation Group Co. Ltd., Class A	40,700	89,328
Dongjiang Environmental Co. Ltd., Class A	21,600	68,119
East China Engineering Science and Technology Co. Ltd., Class A	10,300	32,034
Eternal Asia Supply Chain Management Ltd., Class A*	34,800	238,670
Far East Smarter Energy Co. Ltd., Class A*	33,600	51,621
Foshan Electrical and Lighting Co. Ltd., Class A	41,140	87,668
Gem-Year Industrial Co. Ltd., Class A	26,700	48,584
Guangdong Guangzhou Daily Media Co. Ltd., Class A	24,880	52,244
Guangxi Liugong Machinery Co. Ltd., Class A	42,200	52,945
Guangzhou Baiyun International Airport Co. Ltd., Class A	27,533	56,829
Guangzhou Guangri Stock Co. Ltd., Class A	19,500	56,276
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A	22,900	77,922
Guizhou Space Appliance Co. Ltd., Class A	15,370	62,156
Hangzhou Hangyang Co. Ltd., Class A	11,400	18,686
Harbin Boshi Automation Co. Ltd., Class A	11,070	51,057
Henan Pinggao Electric Co. Ltd., Class A	39,400	112,785

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Henan Senyuan Electric Co. Ltd., Class A	19,200	$53,108
Hongfa Technology Co. Ltd., Class A	14,880	67,610
Huadian Heavy Industries Co. Ltd., Class A	13,800	26,486
Hunan Corun New Energy Co. Ltd., Class A*	39,198	128,071
Hunan Jiangnan Red Arrow Co. Ltd., Class A	55,300	95,086
Jangho Group Co. Ltd., Class A	25,900	56,966
Jiangsu Guotai International Group Guomao Co. Ltd., Class A	19,700	52,564
Jiangsu Nonghua Intelligent Agricultural Technology Co. Ltd., Class A	47,700	60,514
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	13,700	21,965
Jiangsu Yueda Investment Co. Ltd., Class A	36,500	77,610
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	18,800	45,505
Jiangsu Zhongtian Technology Co. Ltd., Class A	32,400	120,536
Jiangsu Zongyi Co. Ltd., Class A*	41,700	95,742
Jianxin Mining Co. Ltd., Class A*	43,300	68,594
Jihua Group Corp. Ltd., Class A	86,220	164,406
Keda Clean Energy Co. Ltd., Class A	31,900	106,411
Lanzhou LS Heavy Equipment Co. Ltd., Class A	8,200	23,039
MeiDu Energy Corp., Class A	65,871	59,469
Mesnac Co. Ltd., Class A	35,100	95,177
Minmetals Development Co. Ltd., Class A	25,500	119,805
Neway Valve Suzhou Co. Ltd., Class A	10,500	33,882
North Navigation Control Technology Co. Ltd., Class A	26,200	123,816
Orient Group, Inc., Class A	80,184	102,348
Palm Landscape Architecture Co. Ltd., Class A	17,200	65,755
Pubang Landscape Architecture Co. Ltd., Class A	35,419	43,775
Rizhao Port Co. Ltd., Class A	92,050	104,025
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	25,700	89,610
Shanghai Lansheng Corp., Class A	11,500	62,349
Shanghai M&G Stationery, Inc., Class A	3,400	20,365
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	17,300	77,124
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	32,746	66,519
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	89,000	82,291
Shanghai Zhixin Electric Co. Ltd., Class A	40,060	87,549
Shantui Construction Machinery Co. Ltd., Class A*	59,300	58,891
Shanxi Coal International Energy Group Co. Ltd., Class A*	54,400	37,512
Shenzhen Desay Battery Technology Co., Class A	6,800	59,275
Shenzhen Glory Medical Co. Ltd., Class A	12,518	56,858
Shenzhen Hifuture Electric Co. Ltd., Class A*	34,000	55,358

	Number of Shares	Value
Industrials (Continued)
Shenzhen Hongtao Decoration Co. Ltd., Class A	30,050	$73,765
Shenzhen Tagen Group Co. Ltd., Class A	20,800	61,160
Shenzhen Yantian Port Holding Co. Ltd., Class A	43,800	54,338
Shuangliang Eco-Energy Systems Co. Ltd., Class A	49,300	78,352
Sichuan Road & Bridge Co. Ltd., Class A	90,600	68,821
Sieyuan Electric Co. Ltd., Class A	20,700	47,784
Sinochem International Corp., Class A	55,900	97,455
Sinoma International Engineering Co. Ltd., Class A	32,900	61,761
Sinotrans Air Transportation Development Co. Ltd., Class A	19,500	75,581
SUFA Technology Industry Co. Ltd. CNNC, Class A	15,020	73,530
Sungrow Power Supply Co. Ltd., Class A	21,300	92,172
Suzhou Anjie Technology Co. Ltd., Class A	8,300	33,075
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	24,600	72,944
Taiyuan Heavy Industry Co. Ltd., Class A*	91,000	83,857
TangShan Port Group Co. Ltd., Class A	63,500	79,412
Tianjin Benefo Tejing Electric Co. Ltd., Class A	10,400	25,707
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	19,200	33,144
Tianjin TEDA Co. Ltd., Class A	58,500	56,731
Tianma Bearing Group Co. Ltd., Class A	31,300	38,490
Wolong Electric Group Co. Ltd., Class A	29,865	66,013
Xiamen ITG Group Corp. Ltd., Class A	69,948	91,241
Xi’an Shaangu Power Co. Ltd., Class A	29,050	38,979
Xiandai Investment Co. Ltd., Class A	39,600	49,436
Xiangtan Electric Manufacturing Co. Ltd., Class A	25,300	77,149
Xinjiang Urban Construction Group Co. Ltd., Class A	32,500	59,493
Zhefu Holding Group Co. Ltd., Class A	74,200	98,290
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A*	28,400	62,730
Zhejiang Sanhua Co. Ltd., Class A	44,980	68,475
Zhejiang Wanma Co. Ltd., Class A	25,262	112,463
Zhejiang Yankon Group Co. Ltd., Class A	48,335	59,964
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	52,900	56,076
Zhongli Science and Technology Group Co. Ltd., Class A	13,100	38,372
Zhongshan Broad Ocean Motor Co. Ltd., Class A	30,900	55,987

		8,409,635

Information Technology — 14.4%
Accelink Technologies Co. Ltd., Class A	4,100	41,840
Addsino Co. Ltd., Class A*	38,600	127,439
Beijing Jingyuntong Technology Co. Ltd., Class A	42,300	52,873
Beijing Sevenstar Electronics Co. Ltd., Class A*	7,600	29,468

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Beijing Teamsun Technology Co. Ltd., Class A	34,500	$121,690
Bright Oceans Inter-Telecom Corp., Class A	27,300	79,847
China Aviation Optical-Electrical Technology Co. Ltd., Class A	16,210	102,191
China Greatwall Computer Shenzhen Co. Ltd., Class A*	70,800	155,014
China National Software & Service Co. Ltd., Class A	15,900	82,144
China Security & Fire Co. Ltd., Class A	37,109	185,536
China TransInfo Technology Co. Ltd., Class A	9,100	67,709
China Wafer Level CSP Co. Ltd., Class A	3,400	23,159
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	54,800	46,745
Datang Telecom Technology Co. Ltd., Class A*	23,700	82,784
Dawning Information Industry Co. Ltd., Class A	5,300	75,116
Eastern Communications Co. Ltd., Class A	20,992	37,348
EGing Photovoltaic Technology Co. Ltd., Class A	16,960	42,768
Fiberhome Telecommunication Technologies Co. Ltd., Class A	31,200	129,913
Focus Technology Co. Ltd., Class A	2,800	46,086
Founder Technology Group Corp., Class A	117,700	114,324
Fujian Newland Computer Co. Ltd., Class A*	39,340	140,843
Fujian Star-net Communication Co. Ltd., Class A	14,100	48,615
Greatwall Information Industry Co. Ltd., Class A	69,700	247,117
Guangdong Ellington Electronics Technology Co. Ltd., Class A	3,600	18,016
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	30,700	48,934
Guangdong Goworld Co. Ltd., Class A	16,100	30,148
Guomai Technologies, Inc., Class A	23,200	49,077
Hangzhou Silan Microelectronics Co. Ltd., Class A	41,680	58,001
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	10,900	43,486
Hengtong Optic-electric Co. Ltd., Class A	46,400	93,172
Hithink RoyalFlush Information Network Co. Ltd., Class A	11,600	146,239
Huagong Tech Co. Ltd., Class A	33,400	83,964
Insigma Technology Co. Ltd., Class A*	44,100	91,504
Invengo Information Technology Co. Ltd., Class A	31,700	118,919
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	42,200	145,691
Julong Co. Ltd., Class A	12,495	70,369
Ningbo Yunsheng Group Co. Ltd., Class A	25,700	82,250
North Electro-Optic Co. Ltd., Class A*	7,600	35,112
Shanghai 2345 Network Holding Group Co. Ltd., Class A	14,400	77,825

	Number of Shares	Value
Information Technology (Continued)
Shanghai Aerospace Automobile Electromechanical Co., Class A*	50,100	$96,000
Shanghai Belling Co. Ltd., Class A	28,900	93,434
Shanghai East-China Computer Co. Ltd., Class A	5,300	43,411
Shengyi Technology Co. Ltd., Class A	59,600	85,258
Shenzhen Everwin Precision Technology Co. Ltd., Class A	15,000	76,818
Shenzhen Kaifa Technology Co. Ltd., Class A	39,400	90,461
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	27,700	202,221
Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,300	58,720
Shenzhen Tat Fook Technology Co. Ltd., Class A	22,340	74,557
Taiji Computer Corp. Ltd., Class A	13,800	108,415
Telling Telecommunication Holding Co. Ltd., Class A*	46,900	87,466
Tongfang Guoxin Electronics Co. Ltd., Class A	13,800	130,969
United Electronics Co. Ltd., Class A	8,600	68,714
Vtron Technologies Ltd., Class A	25,400	82,633
Wuhan Fingu Electronic Technology Co. Ltd., Class A	9,600	23,625
Wuhan Guide Infrared Co. Ltd., Class A	14,600	69,815
Wuhu Token Science Co. Ltd., Class A	37,100	83,333
WUS Printed Circuit Kunshan Co. Ltd., Class A*	36,740	37,687
Xiamen Faratronic Co. Ltd., Class A	5,900	37,287
Xi’an LONGi Silicon Materials Co. Ltd., Class A	57,000	121,998
YGSOFT, Inc., Class A	25,807	106,172
Youzu Interactive Co. Ltd., Class A	3,400	41,707
Zhejiang Crystal-Optech Co. Ltd., Class A	14,400	80,425

		5,174,402

Materials — 14.0%
Advanced Technology & Materials Co. Ltd., Class A*	28,604	62,112
Baoji Titanium Industry Co. Ltd., Class A	9,400	29,396
Befar Group Co. Ltd., Class A	38,600	45,544
Beijing Lier High-temperature Materials Co. Ltd., Class A	28,800	34,922
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	22,408	64,458
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	21,200	116,588
CEFC Anhui International Holding Co. Ltd., Class A	51,202	211,067
China Jushi Co. Ltd., Class A	23,400	86,471
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	31,700	71,894
Chongqing Iron & Steel Co. Ltd., Class A*	70,400	33,751
Cofco Biochemical Co. Ltd., Class A	41,385	100,752
CSG Holding Co. Ltd., Class A	70,400	109,036
ENN Energy Chemicals Co. Ltd., Class A	12,800	26,101

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Materials (Continued)
FSPG Hi-Tech Co. Ltd., Class A*	41,550	$81,298
Gansu Qilianshan Cement Group Co. Ltd., Class A	26,900	34,796
GEM Co. Ltd., Class A	46,751	116,144
Guangdong Guanhao High-Tech Co. Ltd., Class A	42,445	84,305
Guangdong Hec Technology Holding Co. Ltd., Class A	66,205	96,562
Guangdong Tapai Group Co. Ltd., Class A	20,200	36,631
Guangdong Weihua Corp., Class A*	21,000	39,945
Hengyi Petrochemical Co. Ltd., Class A*	22,400	36,402
Huaxin Cement Co. Ltd., Class A	8,980	10,540
Hubei Kaile Science & Technology Co. Ltd., Class A*	26,200	63,172
Hubei Xingfa Chemicals Group Co. Ltd., Class A	14,600	29,066
Hubei Yihua Chemical Industry Co. Ltd., Class A	53,900	61,499
Hunan Gold Corp. Ltd., Class A*	38,000	47,616
Inner Mongolia Xingye Mining Co. Ltd., Class A	52,400	58,345
Jiangsu Wuzhong Industrial Co., Class A	31,000	127,595
Jiangsu Yabang Dyestuff Co. Ltd., Class A	8,100	26,982
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	40,600	41,900
Jilin Yatai Group Co. Ltd., Class A*	99,253	111,392
Juli Sling Co. Ltd., Class A	36,000	40,179
Kailuan Energy Chemical Co. Ltd., Class A	26,400	22,191
Kingfa Sci & Tech Co. Ltd., Class A	82,400	104,150
Lianhe Chemical Technology Co. Ltd., Class A	31,359	89,962
Luxi Chemical Group Co. Ltd., Class A	54,800	56,981
Maanshan Iron & Steel Co. Ltd., Class A*	142,800	72,908
Nanjing Redsun Co. Ltd., Class A	11,400	29,191
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A	4,000	14,601
Ningxia Orient Tantalum Industry Co. Ltd., Class A*	11,100	25,313
ORG Packaging Co. Ltd., Class A	35,254	150,141
Puyang Refractories Group Co. Ltd., Class A	15,600	17,678
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,900	36,874
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	19,300	75,376
Shandong Chenming Paper Holdings Ltd., Class A	50,000	68,101
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,200	78,114
Shandong Humon Smelting Co. Ltd., Class A	38,200	55,953
Shandong Jinjing Science & Technology Co. Ltd., Class A*	43,100	34,148
Shandong Nanshan Aluminum Co. Ltd., Class A	99,000	115,626
Shandong Sun Paper Industry JSC Ltd., Class A	58,000	49,655

	Number of Shares	Value
Materials (Continued)
Shanghai 3F New Materials Co., Class A	11,500	$28,140
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	10,500	19,630
Shantou Dongfeng Printing Co. Ltd., Class A	12,000	28,224
Shengda Mining Co. Ltd., Class A*	10,700	30,102
Shenghe Resources, Class A	25,000	57,088
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	98,500	182,421
Sichuan EM Technology Co. Ltd., Class A	15,300	20,148
Sichuan Hebang Biotechnology Co. Ltd., Class A	68,400	77,617
Sichuan Tianqi Lithium Industries, Inc., Class A*	8,500	206,007
Stanley Fertilizer Co. Ltd., Class A	13,100	63,519
Tangshan Jidong Cement Co. Ltd., Class A	28,900	46,110
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	51,500	61,085
Tibet Mineral Development Co. Ltd., Class A*	21,100	85,197
TongKun Group Co. Ltd., Class A	17,300	39,020
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A	24,600	20,946
Xinjiang Tianshan Cement Co. Ltd., Class A	37,000	44,865
Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,900	83,736
Yintai Resources Co. Ltd., Class A	23,300	43,232
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,800	67,710
Zhejiang Hailiang Co. Ltd., Class A	28,700	47,578
Zhejiang Huafeng Spandex Co. Ltd., Class A	45,900	45,726
Zhejiang Juhua Co. Ltd., Class A	48,600	136,624
Zhejiang Runtu Co. Ltd., Class A	21,600	63,244
Zhejiang Satellite Petrochemical Co. Ltd., Class A*	13,000	19,548
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	29,100	52,408
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	31,800	100,732
Zhuzhou Times New Material Technology Co. Ltd., Class A	21,200	59,630
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	21,125	41,071

		5,004,782

Utilities — 2.7%
An Hui Wenergy Co. Ltd., Class A	57,630	80,197
Chongqing Gas Group Corp. Ltd., Class A	8,000	17,322
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	16,882	63,094
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	64,800	113,677
Harbin Hatou Investment Co. Ltd., Class A	14,500	27,140
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	83,900	74,441

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Jointo Energy Investment Co. Ltd. Hebei, Class A	30,600	$48,346
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	15,100	29,028
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	118,450	177,002
Shanghai Electric Power Co. Ltd., Class A	45,900	111,958
Shenzhen Gas Corp. Ltd., Class A	39,400	54,093
Top Energy Co. Ltd., Class A	20,100	22,245
Xinjiang Tianfu Energy Co. Ltd., Class A	24,059	36,514
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	21,100	52,518

	Number of Shares	Value
Utilities (Continued)
Zhongshan Public Utilities Group Co. Ltd., Class A	31,360	$69,268

		976,843

TOTAL COMMON STOCKS (Cost $30,244,758)		35,061,534

TOTAL INVESTMENTS — 97.7% (Cost $30,244,758)†		$35,061,534
Other assets and liabilities, net — 2.3%		807,051

NET ASSETS — 100.0%		$35,868,585

*	Non-income producing security.
†	The cost for federal income tax purposes was $31,084,007. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $3,977,527. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,112,112 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,134,585.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$30,759,380	$—	$4,302,154	$35,061,534

Total	$30,759,380	$—	$4,302,154	$35,061,534

*	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$8,929,221
Purchases	4,672,298
Sales	(5,964,729)
Realized gain (loss)	(507,164)
Change in unrealized gain (loss)	(2,712,600)
Transfers into Level 3 (a)	7,382,314
Transfers out of Level 3 (a)	(7,497,186)
Balance at November 30, 2015	4,302,154
Change in unrealized gain (loss) related to Investments still held at November 30, 2015	(2,712,600)

(a)	During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $7,382,314 and between Level 3 and Level 1 was $7,497,186. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2015 (Unaudited)

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -60% to 44% with a weighted average range of approximately -11%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

Asset Class	Fair Value at	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$752,856	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	$124,924	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	$27,140	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	$438,992	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	$218,691	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	$1,088,086	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	$889,435	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	$762,030	Market Approach	Last traded price adjusted for proxy.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 52.0%
Consumer Discretionary — 4.1%
Alibaba Pictures Group Ltd.*	69,790	$17,012
Anta Sports Products Ltd.	6,914	20,911
Belle International Holdings Ltd.	32,073	28,046
Brilliance China Automotive Holdings Ltd.	20,849	26,513
Byd Co. Ltd., Class H*	4,428	23,929
China Travel International Investment Hong Kong Ltd.	18,000	7,359
Ctrip.com International, Ltd., ADR*	1,013	108,401
Dongfeng Motor Group Co. Ltd., Class H	18,758	25,500
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	3,600	8,098
Geely Automobile Holdings Ltd.	36,514	19,167
GOME Electrical Appliances Holding Ltd.	82,092	14,082
Great Wall Motor Co. Ltd., Class H	21,431	26,286
Guangzhou Automobile Group Co. Ltd., Class H	15,303	14,645
Haier Electronics Group Co. Ltd.	2,222	3,983
Haier Electronics Group Co. Ltd.	6,470	11,599
Intime Retail Group Co. Ltd.	7,500	7,264
JD.com, Inc., ADR*	2,420	74,246
Minth Group Ltd.	4,000	8,027
New Oriental Education & Technology Group, Inc., ADR	939	27,250
Qunar Cayman Islands Ltd., ADR*	377	16,976
Shenzhou International Group Holdings Ltd.	3,910	20,525
Skyworth Digital Holdings Ltd.	12,000	7,909
TAL Education Group, ADR*	296	13,036
Vipshop Holdings Ltd., ADR*	2,808	46,416

		577,180

Consumer Staples — 1.5%
China Agri-Industries Holdings Ltd.*	16,334	5,709
China Huishan Dairy Holdings Co. Ltd. (a)	43,444	16,137
China Mengniu Dairy Co. Ltd.	18,984	30,214
China Modern Dairy Holdings Ltd.	15,000	4,160
China Resources Beer Holdings Co. Ltd.	8,411	16,359
Hengan International Group Co. Ltd.	5,079	51,029
Imperial Pacific International Holdings Ltd.*	380,000	12,204
Sun Art Retail Group Ltd.	16,490	12,952
Tingyi Cayman Islands Holding Corp.	13,560	19,623
Tsingtao Brewery Co. Ltd., Class H	1,923	8,619
Uni-President China Holdings Ltd.	9,000	7,429
Want Want China Holdings Ltd.	40,857	32,091

		216,526

Energy — 3.1%
China Coal Energy Co. Ltd., Class H	18,456	7,427
China Oilfield Services Ltd., Class H	12,522	12,452
China Petroleum & Chemical Corp., Class H	176,402	108,069
China Shenhua Energy Co. Ltd., Class H	23,498	36,671
CNOOC Ltd.	123,479	136,642
Kunlun Energy Co. Ltd.	22,325	19,551

	Number of Shares	Value
Energy (Continued)
PetroChina Co. Ltd., Class H	145,880	$103,670
Sinopec Oilfield Service Corp., Class H*	14,000	3,990
Yanzhou Coal Mining Co. Ltd., Class H (a)	12,864	5,873

		434,345

Financials — 16.5%
Agile Property Holdings Ltd.	10,000	5,353
Agricultural Bank of China Ltd., Class H	159,398	61,058
Bank of China Ltd., Class H	549,264	243,694
Bank of Communications Co. Ltd., Class H	60,519	42,149
China Cinda Asset Management Co. Ltd., Class H	60,463	22,381
China CITIC Bank Corp. Ltd., Class H*	56,593	35,693
China Construction Bank Corp., Class H	581,794	399,946
China Everbright Bank Co. Ltd., Class H	23,746	10,719
China Everbright Ltd.	6,947	16,002
China Galaxy Securities Co. Ltd., Class H	22,968	20,914
China Jinmao Holdings Group Ltd.	25,824	7,827
China Life Insurance Co. Ltd., Class H	51,449	177,503
China Merchants Bank Co. Ltd., Class H	31,742	74,591
China Minsheng Banking Corp. Ltd., Class H	40,749	39,049
China Overseas Land & Investment Ltd.	27,271	90,394
China Pacific Insurance Group Co. Ltd., Class H	18,229	75,000
China Resources Land Ltd.	19,168	51,545
China Taiping Insurance Holdings Co. Ltd.*	11,182	33,675
China Vanke Co. Ltd., Class H	9,092	22,655
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,377	10,242
CITIC Securities Co. Ltd., Class H	14,965	34,317
Country Garden Holdings Co. Ltd.	39,044	14,654
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	4,061	24,120
Evergrande Real Estate Group Ltd.	30,097	23,718
Far East Horizon Ltd.	12,291	10,669
GF Securities Co. Ltd., Class H*	9,413	22,799
Goldin Properties Holdings Ltd.*(a)	9,867	7,763
Guangzhou R&F Properties Co. Ltd., Class H	7,020	7,904
Haitong Securities Co. Ltd., Class H	22,395	38,647
Huatai Securities Co. Ltd., Class H, 144A*	7,131	17,254
Industrial & Commercial Bank of China Ltd., Class H	510,087	308,548
KWG Property Holding Ltd.	8,500	6,073
Longfor Properties Co. Ltd.	10,072	13,796
New China Life Insurance Co. Ltd., Class H	5,362	22,199
New World China Land Ltd.	18,023	12,366
People’s Insurance Co. (Group) of China Ltd., Class H	45,251	23,345
PICC Property & Casualty Co. Ltd., Class H	23,851	51,741
Ping An Insurance Group Co. of China Ltd., Class H	36,045	197,346

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Shenzhen Investment Ltd.	20,000	$8,641
Shimao Property Holdings Ltd.	9,604	16,028
Shui On Land Ltd.	24,974	6,893
Sino-Ocean Land Holdings Ltd.	23,423	13,141
Soho China Ltd.	14,380	5,861
Sunac China Holdings Ltd.	12,926	8,619
Yuexiu Property Co. Ltd.	47,159	7,907

		2,344,739

Health Care — 1.1%
China Medical System Holdings Ltd.	7,739	10,680
China Traditional Chinese Medicine Co. Ltd.*	12,000	8,389
CSPC Pharmaceutical Group Ltd.	28,594	26,885
Luye Pharma Group Ltd.*	9,185	7,996
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,055	9,970
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,788	9,025
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,766	10,462
Sihuan Pharmaceutical Holdings Group Ltd.	15,224	7,671
Sino Biopharmaceutical Ltd.	30,749	28,990
Sinopharm Group Co. Ltd., Class H	8,247	34,622
Tong Ren Tang Technologies Co. Ltd., Class H	4,000	6,150

		160,840

Industrials — 3.6%
Air China Ltd., Class H	12,619	10,172
AviChina Industry & Technology Co. Ltd., Class H	14,663	12,444
Beijing Capital International Airport Co. Ltd., Class H	10,395	11,597
Beijing Enterprises Holdings Ltd.	3,552	22,150
CAR, Inc.*	5,745	10,774
China Communications Construction Co. Ltd., Class H	30,612	35,376
China Conch Venture Holdings Ltd.	9,359	19,627
China COSCO Holdings Co. Ltd., Class H*(a)	13,775	8,240
China Eastern Airlines Corp. Ltd., Class H*	12,000	6,345
China Everbright International Ltd.	17,050	25,816
China International Marine Containers Group Co. Ltd., Class H	3,462	6,055
China Merchants Holdings International Co. Ltd.	8,049	26,161
China Railway Construction Corp. Ltd., Class H	13,638	18,117
China Railway Group Ltd., Class H	27,636	22,954
China Shipping Container Lines Co. Ltd., Class H*	20,023	7,541
China Southern Airlines Co. Ltd., Class H	12,561	9,186
China State Construction International Holdings Ltd.	12,487	18,843
CITIC Ltd.	30,170	52,920

	Number of Shares	Value
Industrials (Continued)
COSCO Pacific Ltd.	9,418	$11,435
CRRC Corp. Ltd., Class H	30,222	38,667
Fosun International Ltd.	14,882	26,565
Haitian International Holdings Ltd.	4,414	6,854
Jiangsu Expressway Co. Ltd., Class H	8,523	11,036
Shanghai Electric Group Co. Ltd., Class H (a)	15,076	9,142
Shanghai Industrial Holdings Ltd.	3,601	9,405
Sinopec Engineering Group Co. Ltd., Class H	8,585	6,643
Sinotrans Ltd., Class H	12,605	7,316
Weichai Power Co. Ltd., Class H	6,717	6,931
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,200	5,423
Zhejiang Expressway Co. Ltd., Class H	9,914	12,045
Zhuzhou CSR Times Electric Co. Ltd., Class H	3,595	23,740

		499,520

Information Technology — 15.4%
58.com, Inc., ADR*	520	31,309
AAC Technologies Holdings, Inc.	5,094	35,708
Alibaba Group Holding Ltd., ADR*	7,092	596,295
Autohome, Inc., ADR*	244	7,393
Baidu, Inc., ADR*	1,952	425,477
Bitauto Holdings Ltd., ADR*	223	5,988
GCL-Poly Energy Holdings Ltd.*(a)	74,967	14,213
Hanergy Thin Film Power Group Ltd.*	56,247	25,073
Kingboard Chemical Holdings Ltd.	4,500	6,477
Kingsoft Corp. Ltd.	5,853	15,551
Lenovo Group Ltd.	46,084	48,738
NetEase, Inc., ADR	557	92,830
Qihoo 360 Technology Co. Ltd., ADR*	659	44,746
Semiconductor Manufacturing International Corp.*	183,148	19,133
SINA Corp.*	370	18,711
SouFun Holdings Ltd., ADR	1,758	11,779
Sunny Optical Technology Group Co. Ltd.	5,000	11,376
Tencent Holdings Ltd.	35,746	711,375
TravelSky Technology Ltd., Class H	6,000	10,261
Xinyi Solar Holdings Ltd.	18,000	7,290
Youku Tudou, Inc., ADR*	843	22,651
YY, Inc., ADR*	206	12,480
ZTE Corp., Class H	5,224	11,737

		2,186,591

Materials — 0.7%
Aluminum Corp. of China Ltd., Class H*	27,269	8,687
Anhui Conch Cement Co. Ltd., Class H	8,536	23,284
BBMG Corp., Class H	8,085	5,287
China Hongqiao Group Ltd.	9,000	4,411
China National Building Material Co. Ltd., Class H	19,907	10,681
China Resources Cement Holdings Ltd.	13,551	4,422
China Zhongwang Holdings Ltd.	11,200	5,605
Jiangxi Copper Co. Ltd., Class H	9,114	10,897
Lee & Man Paper Manufacturing Ltd.	10,000	5,752

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Nine Dragons Paper Holdings Ltd.	11,292	$6,568
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	24,165	8,633
Zijin Mining Group Co. Ltd., Class H	39,887	9,980

		104,207

Telecommunication Services — 4.2%
Alibaba Health Information Technology Ltd.*	16,952	12,965
China Communications Services Corp. Ltd., Class H	16,535	6,376
China Mobile Ltd.	42,470	482,573
China Telecom Corp. Ltd., Class H	95,950	47,026
China Unicom (Hong Kong) Ltd.	41,393	51,251

		600,191

Utilities — 1.8%
Beijing Enterprises Water Group Ltd.*	30,141	23,558
CGN Power Co. Ltd., Class H, 144A	61,749	23,892
China Gas Holdings Ltd.	12,037	17,108
China Longyuan Power Group Corp. Ltd., Class H	21,939	18,251
China Power International Development Ltd.	22,802	12,146
China Resources Gas Group Ltd.	6,626	18,502
China Resources Power Holdings Co. Ltd.	13,274	24,996
Datang International Power Generation Co. Ltd., Class H	19,486	6,283
ENN Energy Holdings Ltd.	5,942	30,119
Guangdong Investment Ltd.	19,462	26,557
Huadian Fuxin Energy Corp. Ltd., Class H	18,000	5,154

	Number of Shares	Value
Utilities (Continued)
Huadian Power International Corp. Ltd., Class H	11,279	$7,128
Huaneng Power International, Inc., Class H	24,395	21,269
Huaneng Renewables Corp. Ltd., Class H	27,539	8,240
Towngas China Co. Ltd.	7,000	4,225

		247,428

TOTAL COMMON STOCKS (Cost $8,105,671)		7,371,567

EXCHANGE-TRADED FUNDS — 47.5%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	138,886	4,988,785
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(b)	38,683	1,740,735

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,897,697)		6,729,520

SECURITIES LENDING COLLATERAL — 52.1%
Daily Assets Fund, 0.20% (c)(d) (Cost $7,385,020)	7,385,020	7,385,020

TOTAL INVESTMENTS — 151.6% (Cost $22,388,388)†		$21,486,107
Other assets and liabilities, net (a) — (51.6%)		(7,315,506)

NET ASSETS — 100.0%		$14,170,601

*	Non-income producing security.
†	The cost for federal income tax purposes was $22,492,650. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,006,543. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $322,425 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,328,968.
(a)	All or a portion of these securities were on loan amounting to $6,709,674. In addition, included in “Other Assets and Liabilities Net” are pending sales amounting to $635,661 that are also on loan (see Notes to Financial Statements). The value of securities loaned at November 30, 2015 amounted to $7,345,335, which is 51.8% of net assets.
(b)	Affiliated fund advised by DBX Advisor LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$7,302,466	$—	$69,101	$7,371,567
Exchange-Traded Funds	6,729,520	—	—	6,729,520
Securities Lending Collateral	7,385,020	—	—	7,385,020

Total	$21,417,006	$—	$69,101	$21,486,107

*	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $48,973 and between Level 3 and Level 1 was $57,389. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of assets and liabilities

November 30, 2015 (Unaudited)

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at fair value	$—	$452,019,020		$35,061,534		$7,371,567
Investment in affiliated securities at fair value (See Note 5)	2,530,133	—		—		6,729,520
Investment in Daily Assets Fund*	1,334,736	—		—		7,385,020
Cash	920	22,100,085		28,924		14,581
Foreign currency at value	—	3,068,784	†	820,470	†	4,083
Unrealized appreciation on forward foreign currency contracts	32,833	—		—		—
Receivables:
Investment securities sold	—	—		—		2,143,035
Capital shares	—	87,917		—		—
Dividends	—	55		22		1,590
Interest	4,916	—		—		39,026

Total Assets	$3,903,538	$477,275,861		$35,910,950		$23,688,422

Liabilities
Payable upon return of securities loaned	$1,334,736	$—		$—		$7,385,020
Payables:
Investment securities purchased	31,546	178,915		16,086		2,130,137
Capital shares	—	20,664,965		—		—
Investment advisory fees	124	373,995		26,279		2,664

Total Liabilities	1,366,406	21,217,875		42,365		9,517,821

Net Assets	$2,537,132	$456,057,986		$35,868,585		$14,170,601

Net Assets Consist of
Paid-in capital	$2,497,306	$100,807,040		$35,642,581		$15,706,721
Undistributed net investment income	6,589	7,206,695		253,305		540,821
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,015)	278,529,013		(4,838,214)		(1,174,582)
Net unrealized appreciation on investments and foreign currency translations	54,252	69,515,238		4,810,913		(902,359)

Net Assets	$2,537,132	$456,057,986		$35,868,585		$14,170,601

Number of Common Shares outstanding	100,001	12,800,001		800,001		400,001

Net Assets Value	$25.37	$35.63		$44.84		$35.43

Investments in non-affiliated securities at cost	$—	$382,406,183		$30,244,758		$8,105,671

Investments in affiliated securities at cost	$2,508,714	$—		$—		$6,897,697

Market value of securities loaned	$1,331,770	$—		$—		$6,709,674

Investment in Daily Assets Fund at cost*	$1,334,736	$—		$—		$7,385,020

Foreign currency at cost	$—	$3,072,555		$824,240		$4,100

*	Represents collateral on securities loaned.
†	Included in foreign currency at value is $43,736 and $8,530 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF(1)	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$—	$51,965	$5,299	$—
Unaffiliated dividend income*	—	9,929,821	206,794	126,657
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	6,755	—	—	402,548

Total Investment Income	6,755	9,981,786	212,093	529,205

Expenses
Investment advisory fees	2,519	2,770,844	194,855	44,627
Interest Expense	—	4,247	291	—

Total Expenses	2,519	2,775,091	195,146	44,627
Less fees waived (See Note 3):
Waiver	(2,353)	—	—	(27,986)

Net Expenses	166	2,775,091	195,146	16,641

Net Investment Income	6,589	7,206,695	16,947	512,564

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	262,539,069	(6,941,014)	(72,561)
Investments in affiliates	(65)	—	—	(1,005,961)
Foreign currency transactions	(20,950)	(4,176,755)	(181,794)	868

Net realized gain (loss)	(21,015)	258,362,314	(7,122,808)	(1,077,654)
Net change in unrealized appreciation (depreciation) on:
Investments	21,419	(522,875,534)	(20,919,261)	(3,668,969)
Foreign currency translations	32,833	(54,674)	(8,054)	(552)

Net change in unrealized appreciation (depreciation)	54,252	(522,930,208)	(20,927,315)	(3,669,521)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	33,237	(264,567,894)	(28,050,123)	(4,747,175)

Net increase (decrease) in Net Assets Resulting from Operations	$39,826	$(257,361,199)	$(28,033,176)	$(4,234,611)

* Unaffiliated foreign tax withheld	$—	$1,165,994	$26,496	$10,811

(1)	For the period October 20, 2015 (commencement of operations) through November 30, 2015.

See Notes to Financial Statements.	29

DBX ETF Trust

Statement of cash flows

For the Six Months Ended November 30, 2015

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Increase (Decrease) in Cash:
Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(28,033,176)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of long-term investments	(63,227,492)
Proceeds from sales and maturities of long-term investments	78,835,788
(Increase) decrease in dividends receivable	1,435
Increase (decrease) in investment advisory fees	(13,276)
(Increase) decrease in deferred foreign taxes	28,872
Change in unrealized (appreciation) depreciation on investments	20,888,449
Net realized (gain) loss from investments	6,941,014

Cash provided (used) by operating activities	15,421,614

Cash Flows from Financing Activities
Proceeds from shares sold	49,987,986
Value of shares redeemed	(67,859,176)
Distributions paid	—

Cash provided (used) by financing activities	(17,871,190)

Increase (decrease) in cash	(2,449,576)
Cash at beginning of period (including foreign currency)	3,298,970

Cash at end of period (including foreign currency)	$849,394

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
	For the Period October 20, 2015(1) to November 30, 2015 (Unaudited)	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,589	$7,206,695	$1,868,446
Net realized gain (loss)	(21,015)	258,362,314	29,264,178
Net change in unrealized appreciation (depreciation)	54,252	(522,930,208)	609,959,020

Net increase (decrease) in net assets resulting from operations	39,826	(257,361,199)	641,091,644

Distributions to Shareholders from
Net investment income	—	—	(2,530,476)

Total distributions	—	—	(2,530,476)

Fund Shares Transactions
Proceeds from shares sold	2,497,281	548,169,515	969,607,417
Value of shares redeemed	—	(1,245,147,463)	(350,563,989)

Net increase (decrease) in net assets resulting from fund share transactions	2,497,281	(696,977,948)	619,043,428

Total Net increase (decrease) in Net Assets	2,537,107	(954,339,147)	1,257,604,596

Net Assets
Beginning of period	25	1,410,397,133	152,792,537

End of period	$2,537,132	$456,057,986	$1,410,397,133

Undistributed net investment income	$6,589	$7,206,695	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	28,250,001	6,950,001
Shares sold	100,000	14,600,000	31,350,000
Shares redeemed	—	(30,050,000)	(10,050,000)

Shares outstanding, end of period	100,001	12,800,001	28,250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$16,947	$(73,420)	$512,564	$68,609
Net realized gain (loss)	(7,122,808)	2,754,980	(1,077,654)	1,928,813
Net change in unrealized appreciation (depreciation)	(20,927,315)	25,545,008	(3,669,521)	2,689,959

Net increase (decrease) in net assets resulting from operations	(28,033,176)	28,226,568	(4,234,611)	4,687,381

Distributions to Shareholders from
Net investment income	—	(30,280)	—	(70,374)
Net realized gains	—	(134,976)	—	(9,598)

Total distributions	—	(165,256)	—	(79,972)

Fund Shares Transactions
Proceeds from shares sold	49,987,986	77,518,004	—	16,983,988
Value of shares redeemed	(67,859,176)	(31,516,705)	—	(8,288,839)

Net increase (decrease) in net assets resulting from fund share transactions	(17,871,190)	46,001,299	—	8,695,149

Total Net increase (decrease) in Net Assets	(45,904,366)	74,062,611	(4,234,611)	13,302,558

Net Assets
Beginning of period	81,772,951	7,710,340	18,405,212	5,102,654

End of period	$35,868,585	$81,772,951	$14,170,601	$18,405,212

Undistributed net investment income	$253,305	$236,358	$540,821	$28,257

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,250,001	300,001	400,001	200,001
Shares sold	850,000	1,650,000	—	450,000
Shares redeemed	(1,300,000)	(700,000)	—	(250,000)

Shares outstanding, end of period	800,001	1,250,001	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	32

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	For the Period October 20, 2015* to November 30, 2015 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.07
Net realized and unrealized gain	0.30

Net increase in net asset value from investment operations	0.37

Net Asset Value, end of period	$25.37

Total Return***	1.48	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,537
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements (a)	0.06	%†
Expenses, prior to fee waiver and expense reimbursements (a)	0.85	%†
Net investment income	2.22	%†
Portfolio turnover rate††	1	%††††

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015	For the Period November 6, 2013* to May 31, 2014
Net Asset Value, beginning of period	$49.93		$21.98	$25.00

Income (loss) from Investment Operations:
Net investment income (loss)**	0.43		0.09	(0.05)
Net realized and unrealized gain (loss)	(14.73)		27.96	(2.97)

Net increase (decrease) in net asset value from investment operations.	(14.30)		28.05	(3.02)

Distributions paid to shareholders from:
Net investment income	—		(0.10)	—

Total distributions	—		(0.10)	—

Net Asset Value, end of period	$35.63		$49.93	$21.98

Total Return***	(28.64)%		127.82%	(12.08	)%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$456,058		$1,410,397	$152,793
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.80	%†	0.80%	0.92	%†
Expenses, prior to fee waiver and expense reimbursements	0.80	%†	0.80%	0.96	%†
Net investment income (loss)	2.08	%†	0.26%	(0.38	)%†
Portfolio turnover rate††	89	%††††	58%	42	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.
(a)	The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Notes to Financial Statements.	33

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		For the Period May 21, 2014* to May 31, 2014
Net Asset Value, beginning of period	$65.42		$25.70		$25.00

Income (loss) from Investment Operations:
Net investment income (loss)**	0.02		(0.12)		0.02
Net realized and unrealized gain (loss)	(20.60)		40.05		0.68

Net increase (decrease) in net asset value from investment operations	(20.58)		39.93		0.70

Distributions paid to shareholders from:
Net investment income	—		(0.04)		—
Net realized and unrealized gain (loss)	—		(0.17)		—

Total distributions	—		(0.21)		—

Net Asset Value, end of period	$44.84		$65.42		$25.70

Total Return***	(31.46)%		155.99%		2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,869		$81,773		$7,710
Ratios to average net assets:
Expenses	0.80	%†	0.80%		0.80	%†
Net investment income (loss)	0.07	%†	(0.30)%		2.57	%†
Portfolio turnover rate††	134	%††††	131%		0	%††††

Deutsche X-trackers MSCI All China Equity ETF	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		For the Period April 30, 2014* to May 31, 2014
Net Asset Value, beginning of period	$46.01		$25.51		$25.00

Income (loss) from Investment Operations:
Net investment income**	1.28		0.32		0.06
Net realized and unrealized gain (loss)	(11.86)		20.58		0.45

Net increase (decrease) in net asset value from investment operations.	(10.58)		20.90		0.51

Distributions paid to shareholders from:
Net investment income	—		(0.35)		—
Net realized gains	—		(0.05)		—

Total distributions	—		(0.40)		—

Net Asset Value, end of period	$35.43		$46.01		$25.51

Total Return***	(23.00	)%†††	82.48	%†††	2.04	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,171		$18,405		$5,103
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements (a)	0.22	%†	0.26%		0.30	%†
Expenses, prior to fee waiver and expense reimbursements (a)	0.60	%†	0.60%		0.60	%†
Net investment income	6.89	%†	0.94%		2.73	%†
Portfolio turnover rate††	17	%††††	20%		2	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.
(a)	The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Notes to Financial Statements.	34

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2015, the Trust consists of thirty-five investment series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	CSI 300 USD Hedged Index
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Deutsche X-trackers MSCI All China Equity ETF	MSCI China All Shares Index

CSI 300 USD Hedged Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. The Underlying Index hedges the currency exposure of the securities in the CSI 300 Index by taking long positions in foreign currency forwards. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

MSCI is the creator of the MSCI China All Shares Index. The MSCI All China Index captures large and mid-cap representation across all China securities listed in China and Hong Kong. The Underlying Index includes: A shares, B shares, H shares, Red chips and P chips share classes. With over 600 constituents, the Underlying index is comprehensive, aiming to cover the global large and mid-cap China equity opportunity set. The MSCI China All Shares Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI or CSI and DBX, as applicable. There is no charge to the Funds in connection with these licensing agreements.

35

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

36

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2015, the Funds did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (WHT) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to 17 November 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain benefits of owning securities they have loaned and continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended November 30, 2015 the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of November 30, 2015) on the cash collateral invested in Daily Assets Fund. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

As of November 30, 2015, Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF had securities on loan, all of which were classified as Exchanged Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

As of November 30, 2015, the Deutsche X-trackers MSCI All China Equity ETF had securities on loan, all of which were classified as Common Stock and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements As of November 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$50,301	$—	$—	$—	$50,301
Exchange Traded Funds	7,295,034	—	—	—	7,295,034

Total	$7,345,335	$—	$—	$—	$7,345,335

Total Borrowings	$7,345,335	$—	$—	$—	$7,345,335

Gross amount of recognized liabilities for securities lending transactions					$7,385,020

Derivatives

Forward Currency Contracts    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF may enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2015, the Fund invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2015 is included in a table following the Fund’s Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2015.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$32,833	Unrealized depreciation on forward foreign currency contracts	$—

Total		$32,833	Total	$—

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward Foreign Currency Contracts	Total
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(20,950)	$(20,950)

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward Foreign Currency Contracts	Total
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$32,833	$32,833

For the period ended November 30, 2015 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(2,417,000)

As of November 30, 2015, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
State Street Bank & Trust Co.	$32,833	$—	$—	$32,833	$—	$—	$—	$—

	$32,833	$—	$—	$32,833	$—	$—	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Ltd. serves as investment sub-advisor (the “Sub-Advisor”) to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	0.85%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.80%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.80%
Deutsche X-trackers MSCI All China Equity ETF	0.60%

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses and other extraordinary expenses.

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

The Advisor for the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the period from October 20, 2015 (commencement of operations) to November 30, 2015, the Advisor waived $2,353 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

The Advisor for the Deutsche X-trackers MSCI All China Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the six months ended November 30, 2015, the Advisor waived $27,986 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Transactions with Affiliates

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF invest are considered to be affiliated investments. The table below shows the transactions in and earnings from each Fund’s investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF for the period ended November 30, 2015.

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Value ($) at 11/30/15
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	—	2,529,724	(20,945)	(65)	2,530,133
Deutsche X-trackers MSCI All China Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,759,229	305,534	(1,620,095)	(670,266)	4,988,785
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	3,073,688	333,787	(728,664)	(335,695)	1,740,735

	11,832,917	639,321	(2,348,759)	(1,005,961)	6,729,520

5. Investment Portfolio Transactions

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF[1]	$2,529,724	$20,945
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	639,066,421	1,321,668,493
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	63,243,577	78,830,204
Deutsche X-trackers MSCI All China Equity ETF	3,011,937	2,515,816

For the six months ended November 30, 2015, there were no in-kind purchases and sales.

[1]	For the period from October 20, 2015 (commencement of operations) to November 30, 2015.

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DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

6. Fund Share Transactions

As of November 30, 2015 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $130 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2015.

Under the Credit Facility, during the six months ended November 30, 2015, the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF had an average loan balanced of approximately $52,600,000, with a average interest rate of 1.453%, with a loan outstanding for 2 days. The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF had an average loan balance of approximately $3,600,000 with a average interest rate of 1.453%, with a loan outstanding for 2 days. The Funds had no outstanding loans at November 30, 2015.

9. Developments in the China Market

In response to the volatility that occurred in the China Stock Market, the Chinese Securities Regulatory Commission (CSRC) employed measures in an effort to stabilize the market and enhance liquidity. These measures included cutting interest rates, suspending new issuances and restricting certain sales for insiders and significant shareholders. The result of these measures are uncertain. Please refer to Note 7, which further discusses the risks and considerations around investing in China.

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

At a meeting held on July 23, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (the “Fund”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of K&L Gates LLP (“Independent Trustees’ Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Adviser, and that the Adviser also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that since the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser at this time. The Board also noted that the Adviser recently had provided extensive information about its current lack of profitability with respect to its management of other funds of the Trust. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board noted that since the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

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DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

46

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. These Funds are non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI is a servicemark of MSCI Inc. (MSCI) and has been licensed for use by DBX. The funds are not sponsored, endorsed, issued, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the funds.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-036923-2 (1/16) DBX 001743 (1/17)

November 30, 2015

Semi-Annual Report

DBX ETF Trust

Deutsche  X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2015.

Global markets remained volatile on the back of the Chinese market crash, Greek debt crisis and uncertainty on the impending US Federal Reserve rate hike. The US economy is on stable ground, with the continued recovery of the housing industry, improved labor markets, and consumer spending boosting the economy. However, inflation continues to remain below target in the current environment of low energy prices and a strong US dollar. The US equity market, as measured by the Standard & Poor’s 500 Index1, remained almost flat for the reporting period.

Global real estate markets were spurred in the second half of 2015, primarily in Asian markets, by strong interest from cross-border Asian investors and global funds. The US real estate sector performed well, driven by economic growth and increased commercial real estate investment. Japan’s real estate market remained active owing to a rise in inbound tourists and increased activity by Asia-focused private equity real estate funds and Japan’s real estate investment trusts. The global financial crisis reinforced the belief that infrastructure is a strong asset class, with increased appetite for investment in developed markets. The US announced a USD 275bn spending plan via private investment, while Japan collaborated with the Asian Development Bank to propose an additional USD 16bn investment fund for sustainable infrastructure development.

The recovery of the Eurozone continued despite global macroeconomic headwinds. Economic growth was sustained due to a combination of low crude oil prices, a weak euro and ultra-loose monetary policy. Growth in Italy and Spain continues to be underpinned by robust domestic demand, renewed consumer confidence, and rising employment rates. Japan experienced deflationary pressure due to weak exports and slumping energy costs; however, the Bank of Japan held off expanding its JPY 80tn asset purchase program. Meanwhile, Australia witnessed a growth in Gross Domestic Product levels driven by the mining industry and a sharp increase in exports.

Budget constraints of governments are likely to create opportunities for private investment in infrastructure development across the globe. The real estate sector is expected to grow, with a favorable pro-cyclical investment strategy targeted at commercial real estate and logistics. While Japanese and European equities are likely to be supported by further monetary policy initiatives, US equities could face headwinds from a strong dollar. In this environment, hedging currency exposure plays a significant role in managing investments in international equities. In the backdrop of a strengthening dollar, our currency-hedged strategy has made a positive contribution to the fund’s overall performance.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1 The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

The Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “Underlying Index”). The Underlying Index is constructed to track the performance of publicly traded real estate securities in countries other than the United States, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Brookfield Asset Management, Inc., Class A (Canada)	7.3%
Unibail-Rodamco SE REIT (France)	6.2%
Mitsui Fudosan Co. Ltd. (Japan)	6.2%
Scentre Group REIT (Australia)	3.8%
Land Securities Group PLC REIT (United Kingdom)	3.7%
Link REIT (The) (Hong Kong)	3.4%
Westfield Corp. REIT (Australia)	3.3%
British Land Co. PLC REIT (United Kingdom)	3.1%
Klepierre REIT (France)	2.1%
Hongkong Land Holdings Ltd. (Hong Kong)	2.0%

Sector Diversification* as of 11/30/05

Diversified	37.8%
Real Estate Operations/ Development	26.8%
Shopping Centers	15.6%
Office Property	10.2%
Real Estate Management/Services	7.4%
Apartments	1.0%
Hotels	0.4%
Storage	0.4%
Warehouse/Industry	0.3%
Property Trust	0.1%

100.0%

Country Diversification* as of 11/30/15

Japan	21.8%
United Kingdom	16.7%
Australia	12.3%
France	10.5%
Canada	10.4%
Hong Kong	8.6%
Singapore	6.2%
Philippines	2.5%
Switzerland	2.1%
South Africa	1.9%
Sweden	1.4%
Netherlands	1.4%
Austria	1.2%
Belgium	0.8%
New Zealand	0.8%
Thailand	0.4%
Brazil	0.4%
Italy	0.2%
Poland	0.2%
Malaysia	0.2%

Total	100.0%

* As percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Mitsui Fudosan Co. Ltd.	1.7%
KDDI Corp.	1.6%
SMC Corp.	1.6%
Nippon Telegraph & Telephone Corp.	1.6%
Toyota Motor Corp.	1.6%
Mizuho Financial Group, Inc.	1.5%
Japan Tobacco, Inc.	1.5%
FANUC Corp.	1.5%
Mitsubishi UFJ Financial Group, Inc.	1.5%
Mitsubishi Estate Co. Ltd.	1.4%

Sector Diversification* as of 11/30/15

Industrials	20.3%
Financials	19.3%
Consumer Discretionary	18.6%
Information Technology	10.1%
Health Care	9.5%
Consumer Staples	8.3%
Materials	6.7%
Telecommunication Services	5.7%
Utilities	1.0%
Energy	0.5%

Total	100.0%

* As percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)

The Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks) while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Central Japan Railway Co.	2.0%
FANUC Corp.	2.0%
Nippon Telegraph & Telephone Corp.	1.8%
KDDI Corp.	1.8%
Japan Tobacco, Inc.	1.8%
Toyota Motor Corp.	1.7%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Takeda Pharmaceutical Co. Ltd.	1.6%
Mizuho Financial Group, Inc.	1.6%
Honda Motor Co. Ltd.	1.5%

Sector Diversification* as of 11/30/15

Industrials	21.1%
Consumer Discretionary	18.5%
Financials	18.5%
Information Technology	10.5%
Health Care	9.3%
Consumer Staples	8.8%
Materials	6.1%
Telecommunication Services	5.9%
Utilities	0.9%
Energy	0.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)

The Deutsche X-trackers MSCI Australia Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Australia US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Australian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the Australian dollar. It is not possible to invest directly into an index.

Ten Largest Holdings as of 11/30/15

Description	% of Net Assets
Commonwealth Bank of Australia	11.9%
Westpac Banking Corp.	9.4%
Australia & New Zealand Banking Group Ltd.	6.8%
National Australia Bank Ltd.	6.8%
BHP Billiton Ltd.	5.1%
CSL Ltd.	4.1%
Wesfarmers Ltd.	3.8%
Woolworths Ltd.	2.6%
Macquarie Group Ltd.	2.2%
Telstra Corp. Ltd.	2.0%

Sector Diversification* as of 11/30/15

Financials	54.5%
Materials	12.4%
Consumer Staples	7.4%
Health Care	6.5%
Industrials	6.3%
Energy	5.2%
Utilities	2.6%
Consumer Discretionary	2.3%
Telecommunication Services	2.3%
Information Technology	0.5%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

The Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Nippon Kayaku Co. Ltd. (Japan)	0.6%
Smurfit Kappa Group PLC (Ireland)	0.6%
Berkeley Group Holdings PLC (United Kingdom)	0.4%
DCC PLC (Ireland)	0.4%
Genmab A/S (Denmark)	0.4%
Calsonic Kansei Corp. (Japan)	0.3%
Tsubakimoto Chain Co. (Japan)	0.3%
Rightmove PLC (United Kingdom)	0.3%
Wirecard AG (Germany)	0.3%
Marine Harvest ASA (Norway)	0.3%

Sector Diversification* as of 11/30/15

Industrials	23.6%
Financials	22.6%
Consumer Discretionary	16.3%
Information Technology	9.7%
Materials	8.2%
Health Care	7.7%
Consumer Staples	6.3%
Energy	2.6%
Utilities	1.7%
Telecommunication Services	1.3%

Total	100.0%

Country Diversification* as of 11/30/15

Japan	30.3%
United Kingdom	19.3%
Germany	5.5%
Australia	5.1%
Sweden	4.5%
Italy	4.2%
Switzerland	4.1%
France	3.6%
Spain	2.5%
Hong Kong	2.4%
Ireland	2.2%
Netherlands	2.0%
Denmark	2.0%
Singapore	1.8%
Belgium	1.8%
Finland	1.5%
Norway	1.2%
New Zealand	1.1%
Israel	1.0%
Austria	0.9%
Luxembourg	0.6%
Portugal	0.4%
Isle of Man	0.3%
Bermuda	0.3%
Jordan	0.3%
Jersey Island	0.3%
Malta	0.2%
Other	0.6%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

The Deutsche X-trackers MSCI Italy Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Intesa Sanpaolo SpA	13.1%
Eni SpA	12.4%
Enel SpA	9.0%
UniCredit SpA	8.0%
Assicurazioni Generali SpA	4.5%
Fiat Chrysler Automobiles NV	4.5%
Luxottica Group SpA	4.5%
Atlantia SpA	4.4%
Snam SpA	4.3%
Telecom Italia SpA	3.6%

Sector Diversification* as of 11/30/15

Financials	40.4%
Utilities	17.4%
Energy	16.0%
Industrials	12.6%
Consumer Discretionary	9.0%
Telecommunication Services	4.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

The Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Banco Santander SA (Spain)	10.7%
Telefonica SA (Spain)	7.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)	7.2%
Intesa Sanpaolo SpA (Italy)	5.9%
Eni SpA (Italy)	5.6%
Industria de Diseno Textil SA (Spain)	5.3%
Iberdrola SA (Spain)	5.1%
Enel SpA (Italy)	4.2%
UniCredit SpA (Italy)	3.8%
Assicurazioni Generali SpA (Italy)	3.0%

Sector Diversification* as of 11/30/15

Financials	40.3%
Utilities	17.5%
Telecommunication Services	10.6%
Industrials	9.4%
Energy	9.2%
Consumer Discretionary	8.6%
Information Technology	2.4%
Consumer Staples	1.0%
Health Care	1.0%

Total	100.0%

Country Diversification* as of 11/30/15

Spain	55.7%
Italy	37.4%
United Kingdom	3.7%
Portugal	2.4%
Luxembourg	0.8%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 43.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)

The Deutsche X-trackers MSCI Spain Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Spain 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Spanish equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Banco Santander SA	15.4%
Telefonica SA	9.7%
Banco Bilbao Vizcaya Argentaria SA	9.1%
Iberdrola SA	5.4%
Industria de Diseno Textil SA	5.1%
Amadeus IT Holding SA, Class A	4.5%
Repsol SA	4.2%
Ferrovial SA	3.5%
CaixaBank SA	3.2%
Red Electrica Corp. SA	3.2%

Sector Diversification* as of 11/30/15

Financials	39.4%
Utilities	16.4%
Industrials	15.8%
Telecommunication Services	10.0%
Consumer Discretionary	5.1%
Information Technology	4.5%
Energy	4.2%
Health Care	2.7%
Consumer Staples	1.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

9

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

The Deutsche X-trackers S&P Hedged Global Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P Global Infrastructure Index (USD)(Hedged)(Net TR) (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of infrastructure issuers in developed markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/15

Description	% of Net Assets
Transurban Group (Australia)	5.6%
Atlantia SpA (Italy)	4.4%
Kinder Morgan, Inc. (United States)	3.9%
National Grid PLC (United Kingdom)	3.6%
Aena SA, 144A (Spain)	3.4%
Duke Energy Corp. (United States)	3.1%
NextEra Energy, Inc. (United States)	3.0%
Abertis Infraestructuras SA (Spain)	3.0%
Groupe Eurotunnel SE (France)	2.9%
Enbridge, Inc. (Canada)	2.8%

Sector Diversification* as of 11/30/15

Industrials	41.7%
Utilities	41.0%
Energy	17.3%

Total	100.0%

Country Diversification* as of 11/30/15

United States	34.6%
Spain	9.2%
Australia	8.9%
Italy	7.3%
Canada	6.9%
United Kingdom	6.8%
France	6.3%
Hong Kong	4.4%
Japan	3.7%
Mexico	2.5%
Germany	2.3%
Singapore	2.2%
New Zealand	1.3%
Switzerland	1.1%
Brazil	0.8%
China	0.6%
Chile	0.6%
Netherlands	0.3%
Bermuda	0.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

10

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Actual	$1,000.00	$967.25	0.48%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Actual(2)	$1,000.00	$952.80	0.40%	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Actual(3)	$1,000.00	$951.20	0.45%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Actual(3)	$1,000.00	$982.40	0.45%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

11

DBX ETF Trust

Fees and expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Actual(3)	$1,000.00	$998.00	0.45%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Actual(3)	$1,000.00	$972.40	0.45%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Actual(3)	$1,000.00	$959.60	0.45%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Actual(3)	$1,000.00	$953.20	0.45%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Actual	$1,000.00	$905.67	0.45%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) For the period from June 24, 2015 (commencement of operations) to November 30, 2015.

(3) For the period from August 19, 2015 (commencement of operations) to November 30, 2015.

12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.7%
Australia — 12.3%
Astro Japan Property Group REIT	301	$1,121
BWP Trust REIT	2,651	6,097
Charter Hall Retail REIT	1,667	4,907
Dexus Property Group REIT	5,334	29,626
Goodman Group REIT	8,747	38,714
GPT Group REIT	9,853	32,921
Investa Office Fund REIT	3,343	9,332
Scentre Group REIT	30,703	88,818
Westfield Corp. REIT	10,962	76,106

		287,642

Austria — 1.2%
BUWOG AG*	277	5,533
CA Immobilien Anlagen AG*	442	8,058
Immofinanz AG*	5,491	13,587

		27,178

Belgium — 0.8%
Befimmo SA REIT	109	6,661
Cofinimmo SA/NV REIT	112	11,697

		18,358

Brazil — 0.4%
BR Malls Participacoes SA	2,583	8,559

Canada — 10.4%
Artis Real Estate Investment Trust REIT	366	3,686
Boardwalk Real Estate Investment Trust REIT	139	4,935
Brookfield Asset Management, Inc., Class A	4,982	171,047
Canadian Apartment Properties REIT	316	6,283
Canadian Real Estate Investment Trust REIT	195	6,166
Crombie Real Estate Investment Trust REIT	349	3,405
First Capital Realty, Inc.	648	9,506
H&R Real Estate Investment Trust REIT	737	11,843
RioCan Real Estate Investment Trust REIT	846	16,186
Smart Real Estate Investment Trust REIT	388	9,297

		242,354

France — 10.4%
Fonciere des Regions REIT	244	21,642
Gecina SA REIT	208	25,119
Klepierre REIT	1,088	49,384
Mercialys SA REIT (a)	104	2,238
Unibail-Rodamco SE REIT	566	145,375

		243,758

Hong Kong — 8.5%
Champion REIT	14,108	7,187
Hang Lung Properties Ltd.	11,867	27,795
Hongkong Land Holdings Ltd.	6,800	47,532
Hysan Development Co. Ltd.	3,823	16,148
Link REIT (The)	13,025	79,207
Prosperity REIT	6,842	2,497
Wheelock & Co. Ltd.	4,425	19,119

		199,485

	Number of Shares	Value

Italy — 0.2%
Beni Stabili SpA SIIQ REIT (a)	5,308	$4,002
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,689	1,763

		5,765

Japan — 21.8%
Activia Properties, Inc. REIT (a)	3	12,331
AEON Mall Co. Ltd.	700	12,027
Daibiru Corp.	400	3,298
Daiwa Office Investment Corp. REIT (a)	2	9,862
Frontier Real Estate Investment Corp. REIT	3	12,149
Fukuoka REIT Corp.	4	6,538
Global One Real Estate Investment Corp. REIT	1	3,692
Hankyu REIT, Inc.	3	3,119
Heiwa Real Estate Co. Ltd.	200	2,456
Hoshino Resorts REIT, Inc.	1	9,854
Hulic Co. Ltd.	2,600	23,867
Hulic REIT, Inc.	4	5,355
Japan Excellent, Inc. REIT	8	8,864
Japan Prime Realty Investment Corp. REIT	5	17,262
Japan Real Estate Investment Corp. REIT	8	38,083
Japan Rental Housing Investments, Inc. REIT	10	7,043
Japan Retail Fund Investment Corp. REIT	14	26,783
Kenedix Office Investment Corp. REIT	3	13,209
Kenedix Residential Investment Corp. REIT	2	5,045
MCUBS MidCity Investment Corp. REIT	2	6,149
Mitsui Fudosan Co. Ltd.	5,721	144,257
Mori Hills REIT Investment Corp.	8	10,262
MORI TRUST Sogo Reit, Inc. REIT	6	10,065
Nippon Building Fund, Inc. REIT	8	37,758
NTT Urban Development Corp.	600	5,849
Orix JREIT, Inc. REIT (a)	13	16,992
Premier Investment Corp. REIT	7	6,892
Tokyu Fudosan Holdings Corp.	2,800	18,856
TOKYU REIT, Inc.	6	7,301
Top REIT, Inc.	1	3,672
United Urban Investment Corp. REIT	15	19,984

		508,874

Malaysia — 0.2%
KLCC Property Holdings Bhd	2,500	4,104

Netherlands — 1.4%
Atrium European Real Estate Ltd.*	948	3,861
Eurocommercial Properties NV	264	11,186
Vastned Retail NV REIT	104	4,673
Wereldhave NV REIT	223	12,471

		32,191

New Zealand — 0.8%
Argosy Property Ltd.	4,214	3,190
Goodman Property Trust REIT	5,448	4,501
Kiwi Property Group Ltd.	6,889	6,280
Precinct Properties New Zealand Ltd.	5,282	4,311

		18,282

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Philippines — 2.5%
Ayala Land, Inc.	33,100	$23,768
Robinsons Land Corp.	8,800	5,628
SM Prime Holdings, Inc.	64,985	29,639

		59,035

Poland — 0.2%
Echo Investment SA*	1,235	2,142
Globe Trade Centre SA*	1,339	2,379

		4,521

Singapore — 6.2%
Ascendas Real Estate Investment Trust REIT	11,200	18,977
Cambridge Industrial Trust REIT	6,500	2,696
CapitaLand Commercial Trust REIT	11,400	10,587
CapitaLand Ltd.	14,200	30,402
CapitaLand Mall Trust REIT	14,200	19,178
Frasers Commercial Trust REIT	2,800	2,551
Global Logistic Properties Ltd.	17,900	24,999
GuocoLand Ltd.	1,700	2,230
Keppel REIT	9,400	6,198
Mapletree Logistics Trust REIT	8,100	5,771
Starhill Global REIT	7,600	4,068
Suntec Real Estate Investment Trust REIT	13,700	14,909
United Industrial Corp. Ltd.	1,100	2,332

		144,898

South Africa — 1.9%
Fortress Income Fund Ltd.	3,026	8,450
Fortress Income Fund Ltd., Class A	3,026	3,553
Growthpoint Properties Ltd. REIT	12,334	20,588
Hyprop Investments Ltd. REIT	1,176	9,799
SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	8,110	2,637

		45,027

Sweden — 1.4%
Castellum AB	961	13,520
Fabege AB	805	12,829
Kungsleden AB	862	6,177

		32,526

Switzerland — 2.0%
PSP Swiss Property AG*	227	18,831
Swiss Prime Site AG*	389	29,094

		47,925

Thailand — 0.4%
Central Pattana PCL	7,400	9,549

Turkey — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT	2,291	1,243

United Kingdom — 16.6%
Big Yellow Group PLC REIT	816	9,795
British Land Co. PLC REIT	5,868	73,707
Capital & Counties Properties PLC	4,122	27,353
Derwent London PLC REIT	640	36,339

	Number of Shares	Value

United Kingdom (Continued)
Grainger PLC	2,267	$8,365
Great Portland Estates PLC REIT	1,909	25,201
Hammerson PLC REIT	4,399	40,447
Intu Properties PLC REIT	4,582	22,324
Land Securities Group PLC REIT	4,620	85,655
Segro PLC REIT	4,279	28,433
Shaftesbury PLC REIT	1,542	21,668
Workspace Group PLC REIT	646	9,287

		388,574

TOTAL COMMON STOCKS (Cost $2,555,074)		2,329,848

RIGHTS — 0.0%
South Africa — 0.0%
SA Corporate Real Estate Fund Nominees Pty Ltd.*, expires 12/31/15 (Cost $0)	1,054	7

SECURITIES LENDING COLLATERAL — 1.6%
Daily Assets Fund, 0.20% (b)(c) (Cost $36,610)	36,610	36,610

TOTAL INVESTMENTS — 101.3%
(Cost $2,591,684)†		$2,366,465
Other assets and liabilities, net — (1.3%)		(30,196)

NET ASSETS — 100.0%		$2,336,269

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,601,371. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $234,906. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,120 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $251,026.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $34,747, which is 1.5% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/2/2015	CHF	2,000	USD	2,031	$87
State Street Bank & Trust Co.	12/2/2015	CHF	44,733	USD	45,419	1,940
The Bank of New York Mellon	12/2/2015	CHF	700	USD	711	30
JP Morgan & Chase Co.	12/2/2015	EUR	3,000	USD	3,168	(1)
State Street Bank & Trust Co.	12/2/2015	EUR	282,996	USD	312,722	13,732
State Street Bank & Trust Co.	12/2/2015	EUR	32,000	USD	35,357	1,547
The Bank of New York Mellon	12/2/2015	EUR	8,000	USD	8,840	388
JP Morgan & Chase Co.	12/2/2015	GBP	4,000	USD	6,021	(3)
State Street Bank & Trust Co.	12/2/2015	GBP	18,000	USD	27,791	681
State Street Bank & Trust Co.	12/2/2015	GBP	250,857	USD	387,354	9,541
The Bank of New York Mellon	12/2/2015	GBP	3,100	USD	4,787	118
JP Morgan & Chase Co.	12/2/2015	HKD	139,000	USD	17,936	9
State Street Bank & Trust Co.	12/2/2015	HKD	124,000	USD	16,001	8
State Street Bank & Trust Co.	12/2/2015	HKD	960,209	USD	123,907	64
State Street Bank & Trust Co.	12/2/2015	HKD	18,700	USD	2,412	0
Canadian Imperial Bank of Commerce	12/2/2015	PLN	16,000	USD	4,150	190
JP Morgan & Chase Co.	12/2/2015	SEK	7,000	USD	803	0
State Street Bank & Trust Co.	12/2/2015	SEK	20,000	USD	2,340	47
State Street Bank & Trust Co.	12/2/2015	SEK	261,355	USD	30,799	834
The Bank of New York Mellon	12/2/2015	SEK	7,800	USD	919	25
Canadian Imperial Bank of Commerce	12/2/2015	USD	3,957	PLN	16,000	3
JP Morgan & Chase Co.	12/2/2015	USD	1,946	CHF	2,000	(2)
JP Morgan & Chase Co.	12/2/2015	USD	3,315	EUR	3,000	(145)
JP Morgan & Chase Co.	12/2/2015	USD	6,176	GBP	4,000	(152)
JP Morgan & Chase Co.	12/2/2015	USD	17,931	HKD	139,000	(3)
JP Morgan & Chase Co.	12/2/2015	USD	825	SEK	7,000	(22)
State Street Bank & Trust Co.	12/2/2015	USD	43,517	CHF	44,733	(38)
State Street Bank & Trust Co.	12/2/2015	USD	332,683	EUR	314,996	125
State Street Bank & Trust Co.	12/2/2015	USD	404,710	GBP	268,857	213
State Street Bank & Trust Co.	12/2/2015	USD	139,863	HKD	1,084,209	(27)
State Street Bank & Trust Co.	12/2/2015	USD	32,261	SEK	281,355	(3)
The Bank of New York Mellon	12/2/2015	USD	681	CHF	700	(1)
The Bank of New York Mellon	12/2/2015	USD	3,274	EUR	3,100	1
The Bank of New York Mellon	12/2/2015	USD	5,368	EUR	4,900	(191)
The Bank of New York Mellon	12/2/2015	USD	2,258	GBP	1,500	1
The Bank of New York Mellon	12/2/2015	USD	610	GBP	400	(7)
The Bank of New York Mellon	12/2/2015	USD	1,850	GBP	1,200	(43)
The Bank of New York Mellon	12/2/2015	USD	2,413	HKD	18,700	(1)
The Bank of New York Mellon	12/2/2015	USD	894	SEK	7,800	0
Canadian Imperial Bank of Commerce	12/3/2015	AUD	371,160	USD	264,400	(3,976)
JP Morgan & Chase Co.	12/3/2015	AUD	10,000	USD	7,246	15
State Street Bank & Trust Co.	12/3/2015	AUD	25,000	USD	17,805	(272)
State Street Bank & Trust Co.	12/3/2015	AUD	16,085	USD	11,458	(173)
The Bank of New York Mellon	12/3/2015	AUD	8,300	USD	5,913	(89)
The Bank of New York Mellon	12/3/2015	BRL	38,810	USD	9,996	(26)
Canadian Imperial Bank of Commerce	12/3/2015	CAD	306,969	USD	234,580	4,718
RBC Capital Markets	12/3/2015	CAD	9,000	USD	6,758	19
State Street Bank & Trust Co.	12/3/2015	CAD	31,000	USD	23,686	473
The Bank of New York Mellon	12/3/2015	CAD	6,100	USD	4,662	94
Canadian Imperial Bank of Commerce	12/3/2015	JPY	57,425,500	USD	475,978	9,422
RBC Capital Markets	12/3/2015	JPY	148,000	USD	1,201	(2)
State Street Bank & Trust Co.	12/3/2015	JPY	500,000	USD	4,131	69
State Street Bank & Trust Co.	12/3/2015	JPY	2,791,000	USD	23,131	455
The Bank of New York Mellon	12/3/2015	JPY	392,435	USD	3,253	64
The Bank of New York Mellon	12/3/2015	JPY	514,300	USD	4,230	52
State Street Bank & Trust Co.	12/3/2015	MYR	17,106	USD	3,978	(33)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/3/2015	NZD	24,479	USD	16,525	$415
State Street Bank & Trust Co.	12/3/2015	PHP	100,000	USD	2,129	8
State Street Bank & Trust Co.	12/3/2015	PHP	2,739,104	USD	58,428	334
State Street Bank & Trust Co.	12/3/2015	PHP	61,000	USD	1,293	0
RBC Capital Markets	12/3/2015	SGD	2,000	USD	1,420	2
State Street Bank & Trust Co.	12/3/2015	SGD	193,378	USD	137,926	847
State Street Bank & Trust Co.	12/3/2015	SGD	31,000	USD	22,106	131
The Bank of New York Mellon	12/3/2015	SGD	100	USD	71	0
State Street Bank & Trust Co.	12/3/2015	THB	323,037	USD	9,049	36
Canadian Imperial Bank of Commerce	12/3/2015	TRY	3,402	USD	1,158	(9)
The Bank of New York Mellon	12/3/2015	TRY	100	USD	34	0
Canadian Imperial Bank of Commerce	12/3/2015	USD	268,943	AUD	371,160	(565)
Canadian Imperial Bank of Commerce	12/3/2015	USD	223,008	CAD	296,969	(635)
Canadian Imperial Bank of Commerce	12/3/2015	USD	7,642	CAD	10,000	(154)
Canadian Imperial Bank of Commerce	12/3/2015	USD	465,814	JPY	57,425,500	742
Canadian Imperial Bank of Commerce	12/3/2015	USD	1,170	TRY	3,402	(4)
JP Morgan & Chase Co.	12/3/2015	USD	7,123	AUD	10,000	107
JP Morgan & Chase Co.	12/3/2015	USD	6,878	CAD	9,000	(139)
JP Morgan & Chase Co.	12/3/2015	USD	1,227	JPY	148,000	(24)
JP Morgan & Chase Co.	12/3/2015	USD	1,302	PHP	61,000	(8)
JP Morgan & Chase Co.	12/3/2015	USD	1,427	SGD	2,000	(9)
JP Morgan & Chase Co.	12/3/2015	USD	648	ZAR	9,000	(26)
State Street Bank & Trust Co.	12/3/2015	USD	29,771	AUD	41,085	(63)
State Street Bank & Trust Co.	12/3/2015	USD	23,279	CAD	31,000	(66)
State Street Bank & Trust Co.	12/3/2015	USD	26,695	JPY	3,291,000	43
State Street Bank & Trust Co.	12/3/2015	USD	4,024	MYR	17,106	(14)
State Street Bank & Trust Co.	12/3/2015	USD	16,130	NZD	24,479	(21)
State Street Bank & Trust Co.	12/3/2015	USD	60,245	PHP	2,839,104	(30)
State Street Bank & Trust Co.	12/3/2015	USD	155,220	SGD	218,697	(193)
State Street Bank & Trust Co.	12/3/2015	USD	4,052	SGD	5,681	(25)
State Street Bank & Trust Co.	12/3/2015	USD	9,013	THB	323,037	(1)
State Street Bank & Trust Co.	12/3/2015	USD	367	ZAR	5,100	(15)
State Street Bank & Trust Co.	12/3/2015	USD	44,930	ZAR	647,894	(139)
The Bank of New York Mellon	12/3/2015	USD	4,347	AUD	6,000	(9)
The Bank of New York Mellon	12/3/2015	USD	1,641	AUD	2,300	22
The Bank of New York Mellon	12/3/2015	USD	9,901	BRL	38,810	120
The Bank of New York Mellon	12/3/2015	USD	2,353	CAD	3,100	(32)
The Bank of New York Mellon	12/3/2015	USD	2,253	CAD	3,000	(6)
The Bank of New York Mellon	12/3/2015	USD	4,553	JPY	561,335	7
The Bank of New York Mellon	12/3/2015	USD	2,839	JPY	345,400	(33)
The Bank of New York Mellon	12/3/2015	USD	71	SGD	100	0
The Bank of New York Mellon	12/3/2015	USD	34	TRY	100	0
JP Morgan & Chase Co.	12/3/2015	ZAR	9,000	USD	624	2
State Street Bank & Trust Co.	12/3/2015	ZAR	602,994	USD	43,448	1,761
State Street Bank & Trust Co.	12/3/2015	ZAR	50,000	USD	3,611	154
RBC Capital Markets	1/5/2016	CHF	2,000	USD	1,951	1
State Street Bank & Trust Co.	1/5/2016	CHF	44,733	USD	43,633	23
The Bank of New York Mellon	1/5/2016	CHF	700	USD	683	0
State Street Bank & Trust Co.	1/5/2016	EUR	314,996	USD	333,057	(169)
The Bank of New York Mellon	1/5/2016	EUR	3,100	USD	3,278	(2)
State Street Bank & Trust Co.	1/5/2016	GBP	268,857	USD	404,778	(218)
The Bank of New York Mellon	1/5/2016	GBP	1,500	USD	2,258	(1)
State Street Bank & Trust Co.	1/5/2016	HKD	1,084,209	USD	139,883	22
State Street Bank & Trust Co.	1/5/2016	HKD	139,000	USD	17,933	3
Canadian Imperial Bank of Commerce	1/5/2016	PLN	16,000	USD	3,954	(2)
State Street Bank & Trust Co.	1/5/2016	SEK	281,355	USD	32,306	(2)
The Bank of New York Mellon	1/5/2016	SEK	7,800	USD	896	0

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	1/5/2016	TRY	3,402	USD	1,159	$4
The Bank of New York Mellon	1/5/2016	TRY	100	USD	34	0
JP Morgan & Chase Co.	1/5/2016	USD	3,172	EUR	3,000	2
JP Morgan & Chase Co.	1/5/2016	USD	6,022	GBP	4,000	3
JP Morgan & Chase Co.	1/5/2016	USD	804	SEK	7,000	0
State Street Bank & Trust Co.	1/5/2016	USD	10,572	EUR	10,000	7
State Street Bank & Trust Co.	1/5/2016	USD	18,069	GBP	12,000	7
State Street Bank & Trust Co.	1/5/2016	USD	2,413	HKD	18,700	0
RBC Capital Markets	1/6/2016	AUD	41,085	USD	29,718	66
State Street Bank & Trust Co.	1/6/2016	AUD	371,160	USD	268,457	585
The Bank of New York Mellon	1/6/2016	AUD	6,000	USD	4,340	9
Bank of Montreal	1/6/2016	BRL	38,810	USD	9,801	(112)
Canadian Imperial Bank of Commerce	1/6/2016	CAD	296,969	USD	222,998	628
RBC Capital Markets	1/6/2016	CAD	31,000	USD	23,279	66
The Bank of New York Mellon	1/6/2016	CAD	3,000	USD	2,253	6
Canadian Imperial Bank of Commerce	1/6/2016	JPY	57,425,500	USD	466,411	(751)
State Street Bank & Trust Co.	1/6/2016	JPY	3,291,000	USD	26,730	(43)
The Bank of New York Mellon	1/6/2016	JPY	561,335	USD	4,559	(8)
State Street Bank & Trust Co.	1/6/2016	MYR	17,106	USD	4,028	26
RBC Capital Markets	1/6/2016	PHP	2,839,104	USD	60,079	1
State Street Bank & Trust Co.	1/6/2016	SGD	218,697	USD	155,035	194
The Bank of New York Mellon	1/6/2016	SGD	100	USD	71	0
State Street Bank & Trust Co.	1/6/2016	THB	323,037	USD	9,009	7
JP Morgan & Chase Co.	1/6/2016	USD	7,233	AUD	10,000	(16)
JP Morgan & Chase Co.	1/6/2016	USD	6,759	CAD	9,000	(19)
JP Morgan & Chase Co.	1/6/2016	USD	1,202	JPY	148,000	2
JP Morgan & Chase Co.	1/6/2016	USD	1,290	PHP	61,000	1
JP Morgan & Chase Co.	1/6/2016	USD	620	ZAR	9,000	(2)
RBC Capital Markets	1/6/2016	USD	1,418	SGD	2,000	(2)
State Street Bank & Trust Co.	1/6/2016	USD	7,959	AUD	11,000	(20)
State Street Bank & Trust Co.	1/6/2016	USD	8,509	SGD	12,000	(13)
State Street Bank & Trust Co.	1/6/2016	ZAR	647,894	USD	44,648	155
State Street Bank & Trust Co.	1/7/2016	NZD	24,479	USD	16,091	22

Total net unrealized appreciation						$42,726

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

November 30, 2015 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,329,848	$—	$—	$2,329,848
Rights	7	—	—	7
Securities Lending Collateral	36,610	—	—	36,610
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	51,536	—	51,536
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,810)	—	(8,810)

Total	$2,366,465	$42,726	$—	$2,409,191

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 18.6%
AISIN SEIKI Co. Ltd.	1,100	$44,054
AOKI Holdings, Inc.	100	1,302
ASICS Corp.	1,100	25,128
Bandai Namco Holdings, Inc.	1,100	24,493
Benesse Holdings, Inc.	900	22,811
Bridgestone Corp.	3,300	117,417
Casio Computer Co. Ltd.	1,100	24,261
CyberAgent, Inc.	100	4,216
Daihatsu Motor Co. Ltd.	1,100	14,280
DAIICHIKOSHO Co. Ltd.	100	3,278
DENSO Corp.	2,200	104,960
Dentsu, Inc.	1,100	61,747
Don Quijote Holdings Co. Ltd.	900	35,642
Eagle Industry Co. Ltd.	100	2,013
EXEDY Corp.	200	4,812
Fast Retailing Co. Ltd.	100	40,439
Fuji Heavy Industries Ltd.	3,300	136,396
Fuji Media Holdings, Inc.	1,100	13,109
Geo Holdings Corp.	100	1,588
Hakuhodo DY Holdings, Inc.	1,200	12,887
Haseko Corp.	1,100	12,296
Heiwa Corp.	100	1,875
Hikari Tsushin, Inc.	100	7,197
HIS Co. Ltd.	100	3,245
Honda Motor Co. Ltd.	5,500	178,806
Iida Group Holdings Co. Ltd.	400	7,779
Isetan Mitsukoshi Holdings Ltd.	1,200	18,297
Isuzu Motors Ltd.	3,300	37,128
Izumi Co. Ltd.	100	3,907
J. Front Retailing Co. Ltd.	1,100	18,149
Koito Manufacturing Co. Ltd.	900	36,556
K’S HOLDINGS Corp. (a)	100	3,643
Mazda Motor Corp.	2,300	47,784
Misawa Homes Co. Ltd.	100	764
MITSUBA Corp.	100	1,738
Mitsubishi Motors Corp.	3,400	30,271
NGK Spark Plug Co. Ltd.	1,100	29,980
NHK Spring Co. Ltd.	1,100	11,304
Nifco, Inc.	100	4,257
Nikon Corp.	1,200	16,104
Nippon Television Holdings, Inc.	1,100	20,275
Nissan Motor Co. Ltd.	13,300	142,022
Nitori Holdings Co. Ltd.	800	65,898
NOK Corp.	100	2,697
Oriental Land Co. Ltd.	1,100	62,524
Panasonic Corp.	12,100	137,366
Pressance Corp.	100	3,452
Rakuten, Inc.	4,400	55,474
Resorttrust, Inc.	100	2,669
Rinnai Corp.	100	8,952
Ryohin Keikaku Co. Ltd.	100	21,576
Sanrio Co. Ltd.	100	2,388
Sega Sammy Holdings, Inc.	1,100	11,884
Sekisui Chemical Co. Ltd.	1,300	15,492
Sekisui House Ltd.	3,300	55,800
Seria Co. Ltd.	100	4,167

	Number of Shares	Value

Consumer Discretionary (Continued)
Shimano, Inc.	800	$118,733
Stanley Electric Co. Ltd.	200	4,427
Start Today Co. Ltd.	800	27,782
Sumitomo Electric Industries Ltd.	3,400	48,390
Sumitomo Forestry Co. Ltd.	800	10,775
Sumitomo Rubber Industries Ltd.	800	10,801
Suzuki Motor Corp.	2,200	67,644
Toho Co. Ltd.	100	2,660
TOKAI RIKA Co. Ltd.	100	2,309
Toyo Tire & Rubber Co. Ltd.	200	4,325
Toyoda Gosei Co. Ltd.	200	4,755
Toyota Boshoku Corp.	100	2,152
Toyota Industries Corp.	1,100	58,351
Toyota Motor Corp.	3,300	205,265
TS TECH Co. Ltd.	200	5,613
Unipres Corp.	100	2,383
United Arrows Ltd.	100	4,411
USEN Corp.*	100	290
USS Co. Ltd.	1,100	17,488
VT HOLDINGS Co. Ltd.	100	605
Yamaha Corp.	300	7,555
Yamaha Motor Co. Ltd.	1,200	29,293
Yokohama Rubber Co. Ltd. (The)	800	13,758

		2,428,314

Consumer Staples — 8.3%
Aeon Co. Ltd.	3,400	52,754
Ain Holdings, Inc.	100	4,704
Ajinomoto Co., Inc.	1,000	22,928
Asahi Group Holdings Ltd.	2,200	68,985
Calbee, Inc.	100	4,135
Ci:z Holdings Co. Ltd.	1,000	19,910
FamilyMart Co. Ltd.	900	40,138
ITO EN Ltd.	100	2,286
Japan Tobacco, Inc.	5,500	197,035
Kao Corp.	2,300	117,915
Kewpie Corp.	200	4,798
Kirin Holdings Co. Ltd.	4,400	61,889
Kobayashi Pharmaceutical Co. Ltd.	100	8,148
KOSE Corp.	100	10,463
Lawson, Inc.	100	7,595
Matsumotokiyoshi Holdings Co. Ltd.	100	5,134
MEIJI Holdings Co. Ltd.	1,200	96,019
Nissin Foods Holdings Co. Ltd.	100	5,077
Pigeon Corp.	1,000	28,676
Seven & i Holdings Co. Ltd.	3,400	152,461
Shiseido Co. Ltd.	1,400	33,499
Sugi Holdings Co. Ltd.	100	5,280
Sundrug Co. Ltd.	100	6,442
Toyo Suisan Kaisha Ltd.	800	28,595
TSURUHA HOLDINGS, Inc.	100	8,936
Unicharm Corp.	2,200	46,395
Valor Holdings Co. Ltd.	100	2,347
Welcia Holdings Co. Ltd.	100	5,516
Yakult Honsha Co. Ltd.	800	39,513

		1,087,573

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Energy — 0.5%
INPEX Corp.	5,600	$55,613
NIPPON GAS Co. Ltd.	100	2,579
Showa Shell Sekiyu KK	1,100	9,695

		67,887

Financials — 19.3%
Acom Co. Ltd.*	2,100	10,423
AEON Financial Service Co. Ltd.	100	2,304
AEON Mall Co. Ltd.	100	1,718
Aozora Bank Ltd.	10,000	35,256
Bank of Yokohama Ltd. (The)	1,000	5,886
Chiba Bank Ltd. (The)	9,000	62,072
Chugoku Bank Ltd. (The)	1,100	15,254
Credit Saison Co. Ltd.	1,000	18,879
Dai-ichi Life Insurance Co. Ltd. (The)	5,600	96,897
Daikyo, Inc.	1,000	1,641
Daito Trust Construction Co. Ltd.	800	83,119
Daiwa House Industry Co. Ltd.	3,300	91,923
Daiwa Securities Group, Inc.	11,000	71,156
Fukuoka Financial Group, Inc.	10,000	48,497
Hiroshima Bank Ltd. (The)	1,000	5,686
Hitachi Capital Corp.	100	2,799
Hokuhoku Financial Group, Inc.	1,000	2,120
Hulic Co. Ltd.	1,200	11,015
Iyo Bank Ltd. (The)	1,200	11,961
Japan Exchange Group, Inc.	2,400	37,628
Joyo Bank Ltd. (The)	10,000	46,385
Leopalace21 Corp.*	1,100	6,434
Matsui Securities Co. Ltd.	100	922
Mitsubishi Estate Co. Ltd.	9,000	189,322
Mitsubishi UFJ Financial Group, Inc.	29,600	189,960
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,200	11,563
Mitsui Fudosan Co. Ltd.	9,000	226,937
Mizuho Financial Group, Inc.	100,100	202,070
MS&AD Insurance Group Holdings, Inc.	2,300	64,871
Nishi-Nippon City Bank Ltd. (The)	1,000	2,648
Nomura Holdings, Inc.	17,400	103,213
Nomura Real Estate Holdings, Inc.	1,000	19,586
NTT Urban Development Corp.	100	975
Okasan Securities Group, Inc.	1,000	6,060
ORIX Corp.	6,600	95,247
Relo Holdings, Inc.	100	10,829
Resona Holdings, Inc.	11,100	54,175
SBI Holdings, Inc.	200	2,266
Seven Bank Ltd.	3,300	14,449
Shinsei Bank Ltd.	11,000	20,910
Shizuoka Bank Ltd. (The)	8,000	78,180
Sompo Japan Nipponkoa Holdings, Inc.	2,000	61,657
Sony Financial Holdings, Inc.	1,100	20,266
Sumitomo Mitsui Financial Group, Inc.	4,400	167,886
Sumitomo Mitsui Trust Holdings, Inc.	22,000	83,997
Sumitomo Real Estate Sales Co. Ltd.	100	2,366
Suruga Bank Ltd.	1,100	22,268
T&D Holdings, Inc.	3,300	46,243
Takara Leben Co. Ltd.	1,100	6,085
Tokai Tokyo Financial Holdings, Inc.	1,100	6,639
Tokio Marine Holdings, Inc.	3,400	125,394

	Number of Shares	Value

Financials (Continued)
Tokyu Fudosan Holdings Corp.	2,300	$15,489

		2,521,526

Health Care — 9.4%
Alfresa Holdings Corp.	1,100	21,803
Astellas Pharma, Inc.	11,100	156,311
Chugai Pharmaceutical Co. Ltd.	1,100	38,424
Daiichi Sankyo Co. Ltd.	3,300	68,010
Eisai Co. Ltd.	1,100	71,460
Hisamitsu Pharmaceutical Co., Inc.	1,000	42,648
Hoya Corp.	2,200	89,179
Kaken Pharmaceutical Co. Ltd.	100	7,051
KYORIN Holdings, Inc.	200	3,776
Kyowa Hakko Kirin Co. Ltd.	1,000	17,620
M3, Inc.	1,100	24,198
Medipal Holdings Corp.	1,100	19,275
Miraca Holdings, Inc.	100	4,444
Mitsubishi Tanabe Pharma Corp.	1,100	19,221
Nihon Kohden Corp.	100	2,082
Olympus Corp.	1,100	43,875
Ono Pharmaceutical Co. Ltd.	800	128,091
Otsuka Holdings Co. Ltd.	2,200	72,881
Rohto Pharmaceutical Co. Ltd.	600	11,566
Santen Pharmaceutical Co. Ltd.	1,200	19,028
Sawai Pharmaceutical Co. Ltd.	100	5,735
Shionogi & Co. Ltd.	1,200	52,894
Ship Healthcare Holdings, Inc.	900	21,151
Sysmex Corp.	1,000	62,470
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,775
Takeda Pharmaceutical Co. Ltd.	3,400	165,249
Terumo Corp.	1,200	38,310
Toho Holdings Co. Ltd. (a)	800	19,854
Tsumura & Co.	200	5,500

		1,238,881

Industrials — 20.2%
Aeon Delight Co. Ltd.	100	3,099
Aica Kogyo Co. Ltd.	1,000	20,057
ANA Holdings, Inc.	22,000	61,925
Asahi Glass Co. Ltd.	1,000	5,882
Central Japan Railway Co.	1,000	178,595
COMSYS Holdings Corp.	100	1,344
Daikin Industries Ltd.	1,200	84,322
East Japan Railway Co.	1,200	113,274
EBARA Corp.	1,000	4,931
FANUC Corp.	1,100	195,873
Fuji Electric Co. Ltd.	1,000	4,606
Hankyu Hanshin Holdings, Inc.	2,000	12,802
Hazama Ando Corp.	1,100	6,175
Hino Motors Ltd.	1,200	14,574
Hitachi Construction Machinery Co. Ltd.	100	1,570
Hoshizaki Electric Co. Ltd.	100	7,027
IHI Corp.	8,000	20,926
ITOCHU Corp.	7,800	95,171
JTEKT Corp.	1,100	20,338
Kajima Corp.	1,000	5,492
Kanamoto Co. Ltd.	100	2,312

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Industrials (Continued)
Kanematsu Corp.	1,000	$1,674
Kawasaki Heavy Industries Ltd.	10,000	39,724
Keihan Electric Railway Co. Ltd.	1,000	6,669
Keio Corp.	1,000	8,213
Keisei Electric Railway Co. Ltd.	1,000	12,006
Kintetsu Group Holdings Co. Ltd.	11,000	42,177
Kintetsu World Express, Inc.	1,200	22,908
Komatsu Ltd.	4,500	74,427
Kubota Corp.	9,000	150,134
KYOWA EXEO Corp.	100	1,009
Makita Corp.	100	5,678
Marubeni Corp.	7,800	43,214
Minebea Co. Ltd.	1,000	10,975
MISUMI Group, Inc.	1,200	16,289
Mitsubishi Corp.	6,700	112,773
Mitsubishi Electric Corp.	11,000	121,795
Mitsubishi Heavy Industries Ltd.	12,000	61,423
Mitsui & Co. Ltd.	7,800	95,678
Mitsui Engineering & Shipbuilding Co. Ltd.	3,000	4,923
MonotaRO Co. Ltd.	200	5,735
Nabtesco Corp.	100	2,094
Nagoya Railroad Co. Ltd.	1,000	4,029
Namura Shipbuilding Co. Ltd.	100	920
Nankai Electric Railway Co. Ltd.	1,000	5,191
NGK Insulators Ltd.	1,000	23,192
Nidec Corp.	1,100	85,051
Nihon M&A Center, Inc.	100	4,468
Nippon Express Co. Ltd.	9,000	40,650
Nippon Steel & Sumikin Bussan Corp.	1,000	3,436
Nippon Yusen KK	9,000	23,396
Nishi-Nippon Railroad Co. Ltd.	1,000	5,443
NSK Ltd.	2,200	27,683
Obayashi Corp.	1,000	9,236
Odakyu Electric Railway Co. Ltd.	8,000	81,365
OSG Corp.	100	1,976
Park24 Co. Ltd.	100	2,031
Pilot Corp.	100	4,492
Sankyo Tateyama, Inc.	100	1,401
Sanwa Holdings Corp.	100	838
Secom Co. Ltd.	1,100	75,392
Shimizu Corp.	1,000	8,392
SMC Corp.	800	211,990
Sohgo Security Services Co. Ltd.	100	4,809
Sojitz Corp.	6,600	14,476
Sotetsu Holdings, Inc.	1,000	5,589
Sumitomo Corp.	5,500	58,418
Sumitomo Heavy Industries Ltd.	1,000	4,744
Sumitomo Mitsui Construction Co. Ltd.	3,400	3,342
Taisei Corp.	10,000	61,657
Temp Holdings Co. Ltd.	400	6,460
THK Co. Ltd.	100	1,994
Tobu Railway Co. Ltd.	1,000	4,874
Tokyu Corp.	1,000	7,774
TOTO Ltd.	900	31,072
Toyota Tsusho Corp.	1,100	25,807
West Japan Railway Co.	1,100	69,476

	Number of Shares	Value

Industrials (Continued)
Yamato Holdings Co. Ltd.	1,200	$22,947

		2,643,824

Information Technology — 10.0%
Alps Electric Co. Ltd.	800	25,150
Anritsu Corp.	1,100	7,372
Brother Industries Ltd.	1,100	13,163
Canon, Inc.	5,500	166,028
COOKPAD, Inc.	100	2,160
DeNA Co. Ltd.	200	3,149
DISCO Corp.	100	9,634
FUJIFILM Holdings Corp.	2,200	89,108
Fujitsu Ltd.	11,000	55,545
GMO Internet, Inc.	900	13,847
Gree, Inc.*	1,000	4,874
GungHo Online Entertainment, Inc.	2,500	7,717
Hamamatsu Photonics KK	1,100	27,567
Hirose Electric Co. Ltd.	100	12,169
Hitachi High-Technologies Corp.	100	2,758
Hitachi Ltd.	22,000	129,855
Horiba Ltd.	200	7,449
Itochu Techno-Solutions Corp.	100	2,066
Kakaku.com, Inc. (a)	200	3,815
Keyence Corp.	100	54,200
Konica Minolta, Inc.	2,300	24,177
Kyocera Corp.	1,200	55,633
Mixi, Inc.	100	4,094
Murata Manufacturing Co. Ltd.	1,100	170,674
NEC Corp.	9,000	30,122
Nexon Co. Ltd.	800	12,692
Nomura Research Institute Ltd.	620	23,445
NTT Data Corp.	700	34,119
OBIC Co. Ltd.	200	10,642
Oki Electric Industry Co. Ltd.	10,000	12,998
Omron Corp.	1,100	40,435
Oracle Corp. Japan	100	4,874
OTSUKA Corp.	100	5,012
Ricoh Co. Ltd.	2,300	23,579
SCSK Corp.	100	3,883
Seiko Epson Corp.	1,200	18,902
TDK Corp.	900	64,704
Tokyo Electron Ltd.	900	59,937
Topcon Corp.	100	1,759
Trend Micro, Inc.	200	8,156
Wacom Co. Ltd.	2,000	7,327
Yahoo Japan Corp.	6,700	27,595
Yaskawa Electric Corp.	1,200	15,841
Yokogawa Electric Corp.	1,100	13,136

		1,311,362

Materials — 6.8%
Asahi Kasei Corp.	10,000	68,408
Daicel Corp.	1,200	17,566
Denka Co. Ltd.	1,000	4,419
DIC Corp.	10,000	28,838
Hitachi Chemical Co. Ltd.	100	1,665
Hitachi Metals Ltd.	500	6,483

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Materials (Continued)
JFE Holdings, Inc.	2,300	$36,284
JSR Corp.	1,100	17,318
Kobe Steel Ltd.	10,000	11,698
Kuraray Co. Ltd.	1,200	15,275
Mitsubishi Chemical Holdings Corp.	6,600	43,251
Mitsubishi Materials Corp.	10,000	35,337
Mitsui Mining & Smelting Co. Ltd.	1,000	1,925
Nihon Parkerizing Co. Ltd.	100	1,003
Nippon Paint Holdings Co. Ltd.	1,100	27,567
Nippon Steel & Sumitomo Metal Corp.	4,400	88,375
Nissan Chemical Industries Ltd.	1,000	23,997
Nitto Denko Corp.	1,000	67,392
Oji Holdings Corp.	9,000	39,041
Shin-Etsu Chemical Co. Ltd.	1,200	67,877
Sumitomo Chemical Co. Ltd.	8,000	45,882
Sumitomo Metal Mining Co. Ltd.	8,000	90,203
Taiheiyo Cement Corp.	10,000	30,869
Taiyo Nippon Sanso Corp.	1,100	10,517
Toray Industries, Inc.	10,000	90,902
Tosoh Corp.	1,000	5,605
Ube Industries Ltd.	1,000	2,128

		879,825

Telecommunication Services — 5.6%
KDDI Corp.	8,700	216,122
Nippon Telegraph & Telephone Corp.	5,700	211,377
NTT DOCOMO, Inc.	7,700	145,618
SoftBank Group Corp.	3,100	164,620

		737,737

Utilities — 0.9%
Electric Power Development Co. Ltd.	1,000	31,966
Osaka Gas Co. Ltd.	11,000	40,846

	Number of Shares	Value

Utilities (Continued)
Tokyo Gas Co. Ltd.	11,000	$52,551

		125,363

TOTAL COMMON STOCKS (Cost $13,021,202)		13,042,292

SECURITIES LENDING COLLATERAL — 0.2%
Daily Assets Fund, 0.20% (b)(c) (Cost $28,242)	28,242	28,242

TOTAL INVESTMENTS — 99.8% (Cost $13,049,444)†		$13,070,534
Other assets and liabilities, net — 0.2%		30,211

NET ASSETS — 100.0%		$13,100,745

*	Non-income producing security.
†	The cost for federal income tax purposes was $13,049,444. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $21,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $365,477 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $344,387.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $23,589, which is 0.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$13,042,292	$—	$—	$13,042,292
Securities Lending Collateral	28,242	—	—	28,242

Total	$13,070,534	$—	$—	$13,070,534

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.1%
Consumer Discretionary — 18.3%
AISIN SEIKI Co. Ltd.	299	$11,974
ASICS Corp.	299	6,830
Bandai Namco Holdings, Inc.	299	6,658
Benesse Holdings, Inc.	150	3,802
Bridgestone Corp.	897	31,916
Casio Computer Co. Ltd.	299	6,595
CyberAgent, Inc.	150	6,324
Daihatsu Motor Co. Ltd.	299	3,881
DENSO Corp.	598	28,530
Dentsu, Inc.	299	16,784
Don Quijote Holdings Co. Ltd.	150	5,940
Fuji Heavy Industries Ltd.	897	37,075
Fuji Media Holdings, Inc.	299	3,563
Hakuhodo DY Holdings, Inc.	449	4,822
Haseko Corp.	399	4,460
HIS Co. Ltd.	150	4,868
Honda Motor Co. Ltd.	1,595	51,854
Iida Group Holdings Co. Ltd.	150	2,917
Isetan Mitsukoshi Holdings Ltd.	549	8,371
Isuzu Motors Ltd.	897	10,092
J. Front Retailing Co. Ltd.	399	6,583
Koito Manufacturing Co. Ltd.	150	6,093
Mazda Motor Corp.	848	17,618
Mitsubishi Motors Corp.	897	7,986
NGK Spark Plug Co. Ltd.	299	8,149
NHK Spring Co. Ltd.	299	3,073
Nikon Corp.	449	6,026
Nippon Television Holdings, Inc.	299	5,511
Nissan Motor Co. Ltd.	3,738	39,916
Nitori Holdings Co. Ltd.	150	12,356
NOK Corp.	150	4,045
Oriental Land Co. Ltd.	299	16,995
Panasonic Corp.	3,140	35,647
Rakuten, Inc.	1,346	16,970
Resorttrust, Inc.	150	4,003
Sega Sammy Holdings, Inc.	299	3,231
Sekisui House Ltd.	897	15,168
Seria Co. Ltd.	150	6,251
Shimano, Inc.	150	22,262
Stanley Electric Co. Ltd.	150	3,320
Start Today Co. Ltd.	150	5,209
Sumitomo Electric Industries Ltd.	1,047	14,901
Sumitomo Forestry Co. Ltd.	150	2,020
Sumitomo Rubber Industries Ltd.	299	4,037
Suzuki Motor Corp.	598	18,387
Toho Co. Ltd.	150	3,991
Toyo Tire & Rubber Co. Ltd.	150	3,244
Toyoda Gosei Co. Ltd.	150	3,567
Toyota Industries Corp.	299	15,861
Toyota Motor Corp.	947	58,905
United Arrows Ltd.	150	6,617
USS Co. Ltd.	299	4,753
Yamaha Corp.	150	3,777
Yamaha Motor Co. Ltd.	299	7,299
Yokohama Rubber Co. Ltd. (The)	150	2,579

		653,606

	Number of Shares	Value

Consumer Staples — 8.8%
Aeon Co. Ltd.	1,047	$16,245
Asahi Group Holdings Ltd.	598	18,751
Calbee, Inc.	150	6,202
Ci:z Holdings Co. Ltd.	150	2,987
FamilyMart Co. Ltd.	150	6,690
ITO EN Ltd.	150	3,429
Japan Tobacco, Inc.	1,745	62,514
Kao Corp.	748	38,348
Kewpie Corp.	150	3,598
Kirin Holdings Co. Ltd.	1,196	16,823
Lawson, Inc.	150	11,393
MEIJI Holdings Co. Ltd.	200	16,003
Nissin Foods Holdings Co. Ltd.	150	7,616
Pigeon Corp.	150	4,301
Seven & i Holdings Co. Ltd.	1,047	46,949
Shiseido Co. Ltd.	449	10,743
Toyo Suisan Kaisha Ltd.	150	5,362
Unicharm Corp.	598	12,611
Valor Holdings Co. Ltd.	150	3,520
Welcia Holdings Co. Ltd.	150	8,274
Yakult Honsha Co. Ltd.	150	7,409

		309,768

Energy — 0.4%
INPEX Corp.	1,196	11,877
Showa Shell Sekiyu KK	299	2,635

		14,512

Financials — 18.3%
Acom Co. Ltd.*	649	3,221
AEON Financial Service Co. Ltd.	150	3,456
AEON Mall Co. Ltd.	150	2,577
Aozora Bank Ltd.	1,495	5,271
Bank of Yokohama Ltd. (The)	1,495	8,799
Chiba Bank Ltd. (The)	1,495	10,311
Chugoku Bank Ltd. (The)	299	4,146
Credit Saison Co. Ltd.	150	2,832
Dai-ichi Life Insurance Co. Ltd. (The)	1,645	28,463
Daikyo, Inc.	1,495	2,453
Daito Trust Construction Co. Ltd.	150	15,585
Daiwa House Industry Co. Ltd.	897	24,986
Daiwa Securities Group, Inc.	2,990	19,342
Fukuoka Financial Group, Inc.	1,495	7,250
Hiroshima Bank Ltd. (The)	1,495	8,501
Hitachi Capital Corp.	150	4,198
Hokuhoku Financial Group, Inc.	1,495	3,170
Hulic Co. Ltd.	598	5,490
Iyo Bank Ltd. (The)	299	2,980
Japan Exchange Group, Inc.	898	14,079
Joyo Bank Ltd. (The)	1,495	6,935
Leopalace21 Corp.*	499	2,919
Matsui Securities Co. Ltd.	250	2,305
Mitsubishi Estate Co. Ltd.	1,495	31,448
Mitsubishi UFJ Financial Group, Inc.	9,171	58,855
Mitsubishi UFJ Lease & Finance Co. Ltd.	598	3,143
Mitsui Fudosan Co. Ltd.	1,495	37,697
Mizuho Financial Group, Inc.	27,961	56,444
MS&AD Insurance Group Holdings, Inc.	598	16,866

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Financials (Continued)
Nishi-Nippon City Bank Ltd. (The)	1,495	$3,959
Nomura Holdings, Inc.	3,900	23,134
Nomura Real Estate Holdings, Inc.	150	2,938
NTT Urban Development Corp.	150	1,462
ORIX Corp.	1,794	25,890
Resona Holdings, Inc.	2,990	14,593
SBI Holdings, Inc.	350	3,966
Seven Bank Ltd.	897	3,927
Shinsei Bank Ltd.	2,990	5,684
Shizuoka Bank Ltd. (The)	1,495	14,610
Sompo Japan Nipponkoa Holdings, Inc.	449	13,842
Sony Financial Holdings, Inc.	299	5,509
Sumitomo Mitsui Financial Group, Inc.	1,196	45,635
Sumitomo Mitsui Trust Holdings, Inc.	5,981	22,836
Sumitomo Real Estate Sales Co. Ltd.	150	3,550
Suruga Bank Ltd.	299	6,053
T&D Holdings, Inc.	897	12,570
Takara Leben Co. Ltd.	549	3,037
Tokai Tokyo Financial Holdings, Inc.	399	2,408
Tokio Marine Holdings, Inc.	1,047	38,614
Tokyu Fudosan Holdings Corp.	748	5,037

		652,976

Health Care — 9.2%
Alfresa Holdings Corp.	299	5,926
Astellas Pharma, Inc.	2,990	42,105
Chugai Pharmaceutical Co. Ltd.	299	10,444
Daiichi Sankyo Co. Ltd.	897	18,486
Eisai Co. Ltd.	299	19,424
Hisamitsu Pharmaceutical Co., Inc.	150	6,397
Hoya Corp.	598	24,241
KYORIN Holdings, Inc.	150	2,832
M3, Inc.	299	6,578
Medipal Holdings Corp.	299	5,239
Mitsubishi Tanabe Pharma Corp.	299	5,225
Nihon Kohden Corp.	150	3,123
Olympus Corp.	299	11,926
Ono Pharmaceutical Co. Ltd.	150	24,017
Otsuka Holdings Co. Ltd.	598	19,810
Rohto Pharmaceutical Co. Ltd.	150	2,892
Santen Pharmaceutical Co. Ltd.	449	7,120
Shionogi & Co. Ltd.	449	19,791
Ship Healthcare Holdings, Inc.	150	3,525
Sysmex Corp.	150	9,370
Takeda Pharmaceutical Co. Ltd.	1,196	58,129
Terumo Corp.	449	14,335
Toho Holdings Co. Ltd. (a)	150	3,723
Tsumura & Co.	150	4,125

		328,783

Industrials — 20.8%
Aeon Delight Co. Ltd.	150	4,649
Aica Kogyo Co. Ltd.	150	3,009
ANA Holdings, Inc.	4,485	12,624
Asahi Glass Co. Ltd.	1,495	8,793
Central Japan Railway Co.	399	71,259
COMSYS Holdings Corp.	250	3,361
Daikin Industries Ltd.	449	31,550

	Number of Shares	Value

Industrials (Continued)
East Japan Railway Co.	449	$42,383
FANUC Corp.	399	71,049
Hankyu Hanshin Holdings, Inc.	1,495	9,570
Hazama Ando Corp.	350	1,965
Hino Motors Ltd.	399	4,846
Hitachi Construction Machinery Co. Ltd.	250	3,924
Hoshizaki Electric Co. Ltd.	150	10,540
IHI Corp.	2,495	6,526
ITOCHU Corp.	2,093	25,537
JTEKT Corp.	299	5,528
Kajima Corp.	1,495	8,210
Kawasaki Heavy Industries Ltd.	1,495	5,939
Keihan Electric Railway Co. Ltd.	1,495	9,971
Kintetsu Group Holdings Co. Ltd.	2,990	11,465
Komatsu Ltd.	1,346	22,262
Kubota Corp.	1,495	24,939
Makita Corp.	150	8,517
Marubeni Corp.	2,243	12,427
MISUMI Group, Inc.	299	4,059
Mitsubishi Corp.	1,944	32,721
Mitsubishi Electric Corp.	2,990	33,106
Mitsubishi Heavy Industries Ltd.	4,485	22,957
Mitsui & Co. Ltd.	2,093	25,674
Nabtesco Corp.	250	5,234
Nagoya Railroad Co. Ltd.	1,495	6,024
Nidec Corp.	299	23,118
Nippon Express Co. Ltd.	1,495	6,752
NSK Ltd.	598	7,525
Odakyu Electric Railway Co. Ltd.	1,495	15,205
OSG Corp.	150	2,963
Park24 Co. Ltd.	150	3,046
Secom Co. Ltd.	299	20,493
SMC Corp.	50	13,249
Sohgo Security Services Co. Ltd.	150	7,213
Sojitz Corp.	1,794	3,935
Sumitomo Corp.	1,495	15,879
Sumitomo Heavy Industries Ltd.	1,495	7,092
Sumitomo Mitsui Construction Co. Ltd.	2,497	2,454
Taisei Corp.	1,495	9,218
THK Co. Ltd.	250	4,984
Tobu Railway Co. Ltd.	1,495	7,287
Tokyu Corp.	1,495	11,622
Toyota Tsusho Corp.	299	7,015
West Japan Railway Co.	299	18,885
Yamato Holdings Co. Ltd.	449	8,586

		747,139

Information Technology — 10.6%
Alps Electric Co. Ltd.	250	7,859
Brother Industries Ltd.	499	5,971
Canon, Inc.	1,346	40,632
DeNA Co. Ltd.	150	2,361
FUJIFILM Holdings Corp.	598	24,221
Fujitsu Ltd.	2,990	15,098
GMO Internet, Inc.	299	4,600
GungHo Online Entertainment, Inc.	598	1,846
Hamamatsu Photonics KK	250	6,265
Hitachi High-Technologies Corp.	150	4,137

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Information Technology (Continued)
Hitachi Ltd.	5,981	$35,303
Horiba Ltd.	150	5,587
Itochu Techno-Solutions Corp.	150	3,099
Kakaku.com, Inc. (a)	150	2,861
Konica Minolta, Inc.	698	7,337
Kyocera Corp.	449	20,816
Murata Manufacturing Co. Ltd.	299	46,392
NEC Corp.	4,000	13,387
Nexon Co. Ltd.	150	2,380
Nomura Research Institute Ltd.	165	6,240
NTT Data Corp.	150	7,311
OBIC Co. Ltd.	150	7,981
Oki Electric Industry Co. Ltd.	3,095	4,023
Omron Corp.	399	14,667
Oracle Corp. Japan	150	7,311
Ricoh Co. Ltd.	748	7,668
Seiko Epson Corp.	499	7,860
TDK Corp.	150	10,784
Tokyo Electron Ltd.	299	19,912
Trend Micro, Inc.	150	6,117
Wacom Co. Ltd.	650	2,381
Yahoo Japan Corp.	1,794	7,389
Yaskawa Electric Corp.	499	6,587
Yokogawa Electric Corp.	399	4,765

		371,148

Materials — 6.0%
Asahi Kasei Corp.	1,495	10,227
Daicel Corp.	449	6,573
DIC Corp.	1,495	4,312
Hitachi Chemical Co. Ltd.	150	2,498
Hitachi Metals Ltd.	299	3,877
JFE Holdings, Inc.	748	11,800
JSR Corp.	299	4,707
Kobe Steel Ltd.	3,990	4,667
Kuraray Co. Ltd.	449	5,715
Mitsubishi Chemical Holdings Corp.	1,645	10,780
Mitsubishi Materials Corp.	1,495	5,283
Nihon Parkerizing Co. Ltd.	250	2,506
Nippon Paint Holdings Co. Ltd.	299	7,493
Nippon Steel & Sumitomo Metal Corp.	1,196	24,022
Nissan Chemical Industries Ltd.	150	3,600
Nitto Denko Corp.	250	16,848
Oji Holdings Corp.	1,495	6,485
Shin-Etsu Chemical Co. Ltd.	449	25,397
Sumitomo Chemical Co. Ltd.	1,495	8,574
Sumitomo Metal Mining Co. Ltd.	1,495	16,857
Taiheiyo Cement Corp.	1,495	4,615
Taiyo Nippon Sanso Corp.	399	3,815
Toray Industries, Inc.	1,495	13,590
Tosoh Corp.	1,495	8,380
Ube Industries Ltd.	1,495	3,182

		215,803

Telecommunication Services — 5.9%
KDDI Corp.	2,542	63,147
Nippon Telegraph & Telephone Corp.	1,745	64,711

	Number of Shares	Value

Telecommunication Services (Continued)
NTT DOCOMO, Inc.	1,944	$36,764
SoftBank Group Corp.	848	45,032

		209,654

Utilities — 0.8%
Electric Power Development Co. Ltd.	150	4,795
Osaka Gas Co. Ltd.	2,990	11,103
Tokyo Gas Co. Ltd.	2,990	14,284

		30,182

TOTAL COMMON STOCKS (Cost $3,568,332)		3,533,571

SECURITIES LENDING COLLATERAL — 0.2%
Daily Assets Fund, 0.20% (b)(c) (Cost $8,872)	8,872	8,872

TOTAL INVESTMENTS — 99.3% (Cost $3,577,204)†		$3,542,443
Other assets and liabilities, net — 0.7%		24,111

NET ASSETS — 100.0%		$3,566,554

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,577,204. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $34,761. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,265 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $136,026.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $6,059, which is 0.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH) (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/3/2015	JPY	214,942,742	USD	1,781,576	$35,267
RBC Capital Markets	12/3/2015	JPY	47,365,000	USD	392,575	7,757
RBC Capital Markets	12/3/2015	JPY	153,905,437	USD	1,275,678	25,268
RBC Capital Markets	12/3/2015	JPY	1,621,000	USD	13,430	260
The Bank of New York Mellon	12/3/2015	JPY	4,827,338	USD	40,011	791
Canadian Imperial Bank of Commerce	12/3/2015	USD	1,781,576	JPY	219,632,742	2,837
RBC Capital Markets	12/3/2015	USD	1,681,683	JPY	207,315,361	2,657
The Bank of New York Mellon	12/3/2015	USD	35,092	JPY	4,326,127	56
The Bank of New York Mellon	12/3/2015	USD	4,919	JPY	598,500	(56)
Canadian Imperial Bank of Commerce	1/6/2016	JPY	219,351,253	USD	1,781,576	(2,870)
RBC Capital Markets	1/6/2016	JPY	12,639,000	USD	102,657	(163)
RBC Capital Markets	1/6/2016	JPY	207,050,496	USD	1,681,683	(2,695)
The Bank of New York Mellon	1/6/2016	JPY	4,320,853	USD	35,092	(59)
RBC Capital Markets	1/6/2016	USD	15,092	JPY	1,856,000	7

Total net unrealized appreciation						$69,057

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total

Investment in Securities
Common Stocks*	$3,533,571	$—	$—	$3,533,571
Securities Lending Collateral	8,872	—	—	8,872
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	74,900	—	74,900
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,843)	—	(5,843)

Total	$3,542,443	$69,057	$—	$3,611,500

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.7%
Consumer Discretionary — 2.3%
Aristocrat Leisure Ltd.	2,415	$16,574
Crown Resorts Ltd.	1,634	13,755
Flight Centre Travel Group Ltd.	249	6,479
Harvey Norman Holdings Ltd.	2,492	7,353
REA Group Ltd.	237	8,604
Tabcorp Holdings Ltd.	3,720	12,295
Tatts Group Ltd.	6,551	19,709

		84,769

Consumer Staples — 7.4%
Coca-Cola Amatil Ltd.	2,569	16,777
Treasury Wine Estates Ltd.	3,309	18,116
Wesfarmers Ltd.	5,039	138,808
Woolworths Ltd.	5,679	97,214

		270,915

Energy — 5.3%
Caltex Australia Ltd.	1,210	30,032
Oil Search Ltd.	6,200	36,768
Origin Energy Ltd.	7,820	31,670
Santos Ltd. (a)	7,470	21,663
Woodside Petroleum Ltd.	3,326	72,425

		192,558

Financials — 54.3%
AMP Ltd.	13,264	55,733
ASX Ltd.	869	26,012
Australia & New Zealand Banking Group Ltd.	12,895	253,192
Bank of Queensland Ltd.	1,663	16,429
Bendigo and Adelaide Bank Ltd.	2,037	16,440
Challenger Ltd.	2,555	15,595
Commonwealth Bank of Australia	7,615	437,435
Dexus Property Group REIT	4,354	24,183
Goodman Group REIT	7,938	35,134
GPT Group REIT	7,972	26,636
Insurance Australia Group Ltd.	10,751	43,074
LendLease Group (b)	2,472	22,794
Macquarie Group Ltd.	1,347	79,306
Medibank Pvt Ltd.	12,350	20,721
Mirvac Group REIT	16,598	22,387
National Australia Bank Ltd.	11,773	250,234
Platinum Asset Management Ltd.	1,053	6,146
QBE Insurance Group Ltd.	6,139	55,364
Scentre Group REIT	23,875	69,066
Stockland REIT	10,662	30,843
Suncorp Group Ltd.	5,769	55,865
Vicinity Centres REIT	15,088	29,570
Westfield Corp. REIT	8,852	61,457
Westpac Banking Corp.	14,898	346,393

		2,000,009

Health Care — 6.5%
Cochlear Ltd.	257	17,540
CSL Ltd.	2,084	150,881
Healthscope Ltd.	7,781	15,137
Ramsay Health Care Ltd.	635	30,792

	Number of Shares	Value

Health Care (Continued)
Sonic Healthcare Ltd.	1,712	$25,171

		239,521

Industrials — 6.2%
Asciano Ltd.	2,839	17,554
Aurizon Holdings Ltd.	9,515	38,329
Brambles Ltd.	7,026	55,334
CIMIC Group Ltd.	456	8,261
Qantas Airways Ltd.*	2,313	6,089
Seek Ltd.	1,468	14,736
Sydney Airport (b)	4,898	23,379
Transurban Group (b)	9,098	68,231

		231,913

Information Technology — 0.5%
Computershare Ltd.	2,121	17,870

Materials — 12.3%
Alumina Ltd.	11,326	9,215
Amcor Ltd.	5,291	51,734
BHP Billiton Ltd.	14,401	188,404
Boral Ltd.	3,428	14,057
Fortescue Metals Group Ltd.	6,982	9,897
Iluka Resources Ltd.	1,878	7,810
Incitec Pivot Ltd.	7,558	20,661
James Hardie Industries PLC CDI	2,018	23,876
Newcrest Mining Ltd.*	3,438	27,126
Orica Ltd.	1,659	18,957
Rio Tinto Ltd.	1,903	63,184
South32 Ltd.*	23,874	20,546

		455,467

Telecommunication Services — 2.3%
Telstra Corp. Ltd.	19,187	74,376
TPG Telecom Ltd.	1,289	9,629

		84,005

Utilities — 2.6%
AGL Energy Ltd.	3,025	36,207
APA Group (b)	4,996	32,157
AusNet Services	7,867	8,563
DUET Group (b)	10,409	17,690

		94,617

TOTAL COMMON STOCKS (Cost $3,740,233)		3,671,644

RIGHTS — 0.0%
Industrials — 0.0%
Transurban Group*, expires 12/31/15 (Cost $0)	498	216

SECURITIES LENDING COLLATERAL — 0.4%
Daily Assets Fund, 0.20% (c)(d) (Cost $13,957)	13,957	13,957

TOTAL INVESTMENTS — 100.1% (Cost $3,754,190)†		$3,685,817
Other assets and liabilities, net — (0.1%)		(2,790)

NET ASSETS — 100.0%		$3,683,027

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU) (Continued)

November 30, 2015 (Unaudited)

CDI: Chess Depositary Interest.

REIT: Real Estate Investment Trust.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,754,190. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $68,373. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $105,069 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $173,442.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $13,271, which is 0.4% of net assets.

(b) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/3/2015	AUD	1,732,505	USD	1,234,168	$(18,568)
RBC Capital Markets	12/3/2015	AUD	41,000	USD	29,241	(406)
RBC Capital Markets	12/3/2015	AUD	344,000	USD	245,046	(3,692)
RBC Capital Markets	12/3/2015	AUD	3,096,420	USD	2,205,700	(33,251)
The Bank of New York Mellon	12/3/2015	AUD	80,831	USD	57,581	(866)
The Bank of New York Mellon	12/3/2015	AUD	86,200	USD	61,884	(446)
Canadian Imperial Bank of Commerce	12/3/2015	USD	7,176	AUD	10,000	55
Canadian Imperial Bank of Commerce	12/3/2015	USD	1,226,992	AUD	1,693,337	(2,578)
RBC Capital Markets	12/3/2015	USD	2,479,987	AUD	3,422,759	(5,068)
The Bank of New York Mellon	12/3/2015	USD	62,857	AUD	88,100	846
The Bank of New York Mellon	12/3/2015	USD	56,186	AUD	77,545	(115)
The Bank of New York Mellon	12/3/2015	USD	421	AUD	600	12
Canadian Imperial Bank of Commerce	1/6/2016	AUD	1,696,403	USD	1,226,992	2,674
RBC Capital Markets	1/6/2016	AUD	38,000	USD	27,435	9
RBC Capital Markets	1/6/2016	AUD	3,428,982	USD	2,479,987	5,244
The Bank of New York Mellon	1/6/2016	AUD	77,682	USD	56,186	122
RBC Capital Markets	1/6/2016	USD	52,078	AUD	72,000	(114)

Total net unrealized depreciation						$(56,142)

Currency Abbreviations

AUD	Australian Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU) (Continued)

November 30, 2015 (Unaudited)

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total

Investment in Securities
Common Stocks*	$3,671,644	$—	$—	$3,671,644
Rights	216	—	—	216
Securities Lending Collateral	13,957	—	—	13,957
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,962	—	8,962
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(65,104)	—	(65,104)

Total	$3,685,817	$(56,142)	$—	$3,629,675

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.3%
Australia — 5.1%
Adelaide Brighton Ltd.	988	$3,101
ALS Ltd.	1,082	2,903
Ansell Ltd.	295	4,653
Australian Pharmaceutical Industries Ltd.	1,773	2,629
AWE Ltd.*	2,005	943
BlueScope Steel Ltd.	1,795	5,413
BWP Trust REIT	822	1,890
carsales.com Ltd.	533	3,959
Charter Hall Group REIT	337	1,089
Charter Hall Retail REIT	732	2,155
Cromwell Property Group REIT	1,556	1,148
CSR Ltd.	1,540	3,397
Domino’s Pizza Enterprises Ltd.	145	5,207
Downer EDI Ltd.	1,511	3,945
DuluxGroup Ltd.	820	3,712
Fairfax Media Ltd.	6,001	3,863
GrainCorp Ltd., Class A (a)	579	3,434
Investa Office Fund REIT	557	1,555
InvoCare Ltd.	372	3,172
IOOF Holdings Ltd.	337	2,306
IRESS Ltd. (a)	467	3,259
JB Hi-Fi Ltd.	287	4,008
Karoon Gas Australia Ltd.*	846	1,043
Liquefied Natural Gas Ltd.*	1,532	1,296
M2 Group Ltd.	343	2,758
Macquarie Atlas Roads Group (b)	1,105	3,380
Magellan Financial Group Ltd.	201	3,768
Orora Ltd.	2,264	3,668
Pacific Brands Ltd.*	4,008	1,942
Paladin Energy Ltd.*	6,638	1,056
Perpetual Ltd.	83	2,761
Primary Health Care Ltd.	1,718	3,988
Qube Holdings Ltd.	1,928	3,346
Recall Holdings Ltd.	713	3,579
Shopping Centres Australasia Property Group REIT	1,508	2,290
Sirtex Medical Ltd.	134	3,907
Spark Infrastructure Group (b)	2,626	3,608
Spotless Group Holdings Ltd.	2,233	3,488
Star Entertainment Group Ltd. (The)	1,309	4,563
Super Retail Group Ltd.	488	3,674
Veda Group Ltd.	2,084	4,160
Whitehaven Coal Ltd.*	1,771	1,159

		127,175

Austria — 0.9%
ams AG	118	4,496
BUWOG AG*	101	2,017
CA Immobilien Anlagen AG*	159	2,899
Immofinanz AG*	1,623	4,016
Oesterreichische Post AG	79	2,833
UNIQA Insurance Group AG	263	2,335
Wienerberger AG	253	4,441

		23,037

	Number of Shares	Value

Belgium — 1.8%
Ackermans & van Haaren NV	16	$2,222
Befimmo SA REIT	51	3,116
Bekaert SA	90	2,550
bpost SA	140	3,402
Cofinimmo SA/NV REIT	34	3,551
Compagnie d’Entreprises CFE SA	17	1,994
D’ieteren SA	71	2,436
Elia System Operator SA/NV	98	4,393
Euronav NV	230	2,939
Galapagos NV*	69	3,442
KBC Ancora	58	2,294
Melexis NV	55	2,769
Ontex Group NV	137	4,873
Tessenderlo Chemie NV*	75	2,224
Warehouses De Pauw Comm. VA REIT	34	2,721

		44,926

Bermuda — 0.3%
Gulf Keystone Petroleum Ltd.*	4,006	1,297
Hiscox Ltd.	392	6,016

		7,313

Canada — 0.0%
Entertainment One Ltd.	197	638

China — 0.1%
FIH Mobile Ltd.	7,326	3,326

Denmark — 1.9%
Bavarian Nordic A/S*(a)	64	2,914
FlSmidth & Co. A/S (a)	98	3,563
Genmab A/S*(a)	70	9,021
GN Store Nord A/S (a)	246	4,512
Jyske Bank A/S*(a)	96	4,365
NKT Holding A/S (a)	64	3,162
Rockwool International A/S, Class B (a)	21	2,956
Royal Unibrew A/S	105	4,333
SimCorp A/S (a)	75	4,041
Spar Nord Bank A/S	309	2,823
Sydbank A/S (a)	115	3,774
Topdanmark A/S*(a)	112	3,114

		48,578

Faroe Islands — 0.1%
Bakkafrost P/F	130	3,538

Finland — 1.5%
Amer Sports OYJ	133	3,874
Cargotec OYJ, Class B (a)	81	2,978
Caverion Corp. (a)	248	2,309
Citycon OYJ*	810	2,068
Huhtamaki OYJ	123	4,458
Kemira OYJ	212	2,547
Kesko OYJ, Class B (a)	103	3,420
Konecranes OYJ	105	2,913
Metsa Board OYJ (a)	344	2,475
Outokumpu OYJ*	618	1,918
Outotec OYJ	491	2,108
Tieto OYJ	103	2,627
Valmet OYJ	280	2,677

		36,372

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

France — 3.6%
Alten SA	59	$3,230
Altran Technologies SA	251	3,286
DBV Technologies SA*	43	2,996
Eiffage SA	61	3,838
Elior, 144A	111	2,146
Elis SA	155	2,434
Euler Hermes Group	9	807
Faurecia	96	3,604
Gaztransport Et Technigaz SA	77	3,714
Havas SA	211	1,779
Ipsen SA	50	3,210
Korian SA	72	2,473
Mercialys SA REIT (a)	120	2,583
Metropole Television SA	126	2,340
Neopost SA	96	2,505
Nexans SA*	73	2,792
Nexity SA	60	2,561
Orpea	38	2,992
Plastic Omnium SA	121	3,538
Rubis SCA	56	4,452
Saft Groupe SA	99	3,026
SEB SA	31	3,175
Societe Television Francaise 1	189	2,305
Sopra Steria Group	30	3,423
Technicolor SA	553	4,147
Teleperformance	80	6,650
Ubisoft Entertainment SA*	178	4,984
Vicat	32	1,960
Virbac SA	11	2,236

		89,186

Germany — 5.1%
Aareal Bank AG	124	4,179
alstria office REIT-AG REIT*	186	2,459
AURELIUS SE & Co. KGaA	62	2,745
Aurubis AG	43	2,679
Bechtle AG	31	2,936
Bilfinger SE	72	3,407
CTS Eventim AG & Co. KGaA	49	1,734
Deutsche Euroshop AG	63	2,673
DMG Mori AG	75	3,070
Drillisch AG	95	4,251
Duerr AG	46	3,975
Freenet AG	182	6,126
Gerresheimer AG	57	4,450
Indus Holding AG	72	3,422
KION Group AG*	93	4,603
Krones AG	19	2,313
KUKA AG	39	3,441
LEG Immobilien AG*	72	5,705
Leoni AG	62	2,387
MorphoSys AG*	47	2,782
MTU Aero Engines AG	58	5,760
Nordex SE*	124	4,166
Norma Group SE	75	4,099
Rational AG	4	1,676
Rheinmetall AG	71	4,506

	Number of Shares	Value

Germany (Continued)
Rhoen-Klinikum AG	121	$3,498
Salzgitter AG	86	2,115
Software AG	106	2,835
STADA Arzneimittel AG	108	4,124
Stroeer SE	45	2,674
Suedzucker AG (a)	178	3,364
TAG Immobilien AG	237	2,805
TLG Immobilien AG	206	3,813
Wacker Chemie AG	23	2,068
Wincor Nixdorf AG	71	3,594
Wirecard AG (a)	155	7,593

		128,027

Gibraltar — 0.1%
Bwin Party Digital Entertainment PLC	1,407	2,191

Hong Kong — 2.4%
Brightoil Petroleum Holdings Ltd.	7,937	2,344
Cafe de Coral Holdings Ltd.	1,225	4,037
Champion REIT	3,952	2,013
Dah Sing Financial Holdings Ltd.	506	2,624
Esprit Holdings Ltd.	5,188	5,754
Global Brands Group Holding Ltd.*	14,445	2,795
Haier Healthwise Holdings Ltd.*	10,650	584
Hopewell Holdings Ltd.	1,196	4,234
Hybrid Kinetic Group Ltd.*	40,107	2,095
Johnson Electric Holdings Ltd.	1,027	3,722
Melco International Development Ltd.	2,176	2,981
NewOcean Energy Holdings Ltd.	3,762	1,596
Orient Overseas International Ltd.	643	2,969
Pacific Textiles Holdings Ltd.	1,975	3,067
Playmates Toys Ltd.	5,110	1,160
Sincere Watch Hong Kong Ltd.*	17,240	1,934
Suncorp Technologies Ltd.*	59,173	1,122
Television Broadcasts Ltd.	741	2,987
Town Health International Medical Group Ltd.	8,362	1,747
Trinity Ltd.	5,880	872
Value Partners Group Ltd.	2,010	2,372
VTech Holdings Ltd.	347	3,889
Xinyi Glass Holdings Ltd.	6,975	3,742

		60,640

Ireland — 2.2%
C&C Group PLC	752	2,916
DCC PLC	104	9,351
Glanbia PLC	220	4,037
Grafton Group PLC	292	3,001
Greencore Group PLC	759	3,860
Hibernia REIT PLC REIT	2,254	3,313
Kingspan Group PLC	152	3,984
Paddy Power PLC	53	6,722
Smurfit Kappa Group PLC	506	13,825
UDG Healthcare PLC	355	2,893

		53,902

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Isle of Man — 0.3%
Paysafe Group PLC*	758	$4,110
Playtech PLC	317	3,860

		7,970

Israel — 1.0%
Cellcom Israel Ltd.*	304	2,167
Elbit Systems Ltd.	69	6,101
Frutarom Industries Ltd.	80	3,899
Gazit-Globe Ltd.	340	3,438
Israel Discount Bank Ltd., Class A*	3,122	5,756
Partner Communications Co. Ltd.*	440	1,994
Tower Semiconductor Ltd.*	152	2,407

		25,762

Italy — 4.2%
A2A SpA	2,734	3,842
Anima Holding SpA, 144A	442	4,063
Ansaldo STS SpA	359	3,708
Autogrill SpA*	303	2,689
Azimut Holding SpA	205	5,235
Banca Carige SpA*	1,589	2,572
Banca Generali SpA	76	2,315
Banca Popolare dell’Emilia Romagna SC (a)	717	5,511
Banca Popolare di Milano Scarl	6,772	6,561
Banca Popolare di Sondrio Scarl	851	3,875
Brembo SpA	64	2,941
Buzzi Unicem SpA (a)	135	2,426
Credito Valtellinese SC*	3,189	3,811
Davide Campari-Milano SpA	550	4,832
De’ Longhi (a)	91	2,501
DiaSorin SpA	35	1,799
Ei Towers SpA	57	3,481
Hera SpA	1,553	3,938
Interpump Group SpA (a)	211	3,275
Italcementi SpA (a)	349	3,783
Mediaset SpA	1,090	4,793
Mediolanum SpA	261	2,148
Moncler SpA	195	2,971
Recordati SpA	126	3,132
Salini Impregilo SpA	642	2,785
Salvatore Ferragamo SpA (a)	93	2,213
Societa Cattolica DI Assicurazioni Scrl	381	2,971
Tod’s SpA (a)	28	2,231
Unipol Gruppo Finanziario SpA	729	3,634
Yoox Net-A-Porter Group SpA*	111	3,804

		103,840

Japan — 30.1%
ADEKA Corp.	300	4,435
Aderans Co. Ltd. (a)	300	2,205
Advance Residence Investment Corp. REIT	1	2,132
AEON REIT Investment Corp. REIT	4	4,621
Aica Kogyo Co. Ltd.	200	4,011
AIFUL Corp.*	1,000	3,347
Anritsu Corp.	700	4,691
Aoyama Trading Co. Ltd.	100	3,712
Asahi Intecc Co. Ltd.	100	4,346
AUTOBACS SEVEN Co. Ltd.	200	3,623

	Number of Shares	Value

Japan (Continued)
Awa Bank Ltd. (The)	1,000	$5,881
Azbil Corp.	200	5,045
Broadleaf Co. Ltd.	200	1,851
Calsonic Kansei Corp.	1,000	8,700
Capcom Co. Ltd.	200	4,405
Century Tokyo Leasing Corp.	100	3,444
Coca-Cola East Japan Co. Ltd.	200	2,947
Coca-Cola West Co. Ltd.	200	4,047
COMSYS Holdings Corp.	300	4,033
COOKPAD, Inc. (a)	200	4,320
CyberAgent, Inc.	100	4,216
Daido Steel Co. Ltd.	1,000	4,224
Daifuku Co. Ltd.	300	4,876
DAIICHIKOSHO Co. Ltd.	100	3,278
Daishi Bank Ltd. (The)	1,000	4,444
Daiwa House REIT Investment Corp. REIT	1	3,964
Daiwa House Residential Investment Corp. REIT	1	2,041
Daiwa Office Investment Corp. REIT	1	4,931
DeNA Co. Ltd.	200	3,149
Denka Co. Ltd.	1,000	4,419
DIC Corp.	2,000	5,768
DMG MORI Co. Ltd.	300	4,082
EBARA Corp.	1,000	4,931
EZAKI GLICO Co. Ltd.	100	5,028
Frontier Real Estate Investment Corp. REIT	1	4,050
Fujikura Ltd.	1,000	5,662
Fukuoka REIT Corp. REIT	2	3,269
Funai Electric Co. Ltd.	200	1,579
Furukawa Electric Co. Ltd.	3,000	6,507
GLORY Ltd.	200	5,638
GLP J-Reit REIT	1	976
GMO Internet, Inc.	200	3,077
GS Yuasa Corp.	1,000	3,786
H.I.S. Co. Ltd.	100	3,245
H2O RETAILING Corp.	200	4,179
Haseko Corp.	500	5,589
Hazama Ando Corp.	600	3,368
Heiwa Corp.	200	3,750
Hitachi Capital Corp.	100	2,799
Hokkaido Electric Power Co., Inc.*	400	3,604
Hokkoku Bank Ltd. (The)	1,000	3,314
Horiba Ltd.	100	3,725
Hosiden Corp.	300	1,696
House Foods Group, Inc.	100	1,762
Hyakugo Bank Ltd. (The)	1,000	4,898
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,468
Ines Corp.	400	3,747
Invincible Investment Corp. REIT	7	4,214
IT Holdings Corp.	200	4,846
ITO EN Ltd.	100	2,286
Iwatani Corp.	1,000	5,540
Izumi Co. Ltd.	100	3,907
JAFCO Co. Ltd.	100	3,972
Japan Display, Inc.*	600	1,828
Japan Excellent, Inc. REIT	3	3,324

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Japan Hotel REIT Investment Corp. REIT (a)	3	$2,186
Japan Logistics Fund, Inc. REIT	1	1,916
Japan Petroleum Exploration Co. Ltd.	200	5,548
Japan Rental Housing Investments, Inc. REIT	6	4,226
Japan Steel Works Ltd. (The)	1,000	3,834
Juroku Bank Ltd. (The)	1,000	4,005
JVC Kenwood Corp.	800	2,281
Kagome Co. Ltd.	200	3,379
Kaken Pharmaceutical Co. Ltd.	50	3,526
Kawasaki Kisen Kaisha Ltd. (a)	2,000	4,110
Keiyo Bank Ltd. (The)	1,000	4,785
Kenedix Office Investment Corp. REIT	1	4,403
Kewpie Corp.	200	4,798
KINDEN Corp.	300	4,080
Kiyo Bank Ltd. (The)	300	4,523
K’S HOLDINGS Corp.	100	3,643
Kumagai Gumi Co. Ltd.	1,000	2,803
Laox Co. Ltd.*	1,000	2,470
Leopalace21 Corp.*	900	5,264
LINTEC Corp.	100	2,162
Maeda Corp.	1,000	6,036
Matsui Securities Co. Ltd.	300	2,766
Matsumotokiyoshi Holdings Co. Ltd.	100	5,134
MEITEC Corp.	100	3,335
MISUMI Group, Inc.	400	5,430
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	6,564
Mitsui High-Tec, Inc.	500	2,949
Mitsui Mining & Smelting Co. Ltd.	2,000	3,851
Mitsumi Electric Co. Ltd.	300	1,638
MonotaRO Co. Ltd.	200	5,735
Mori Hills REIT Investment Corp. REIT	2	2,565
Mori Trust Sogo Reit, Inc. REIT	1	1,677
Musashino Bank Ltd. (The)	100	3,729
NAGASE & Co. Ltd.	300	3,814
Nankai Electric Railway Co. Ltd.	1,000	5,191
Nichi-iko Pharmaceutical Co. Ltd.	200	5,045
Nichirei Corp.	1,000	6,547
Nifco, Inc.	100	4,257
Nihon Kohden Corp.	300	6,246
Nihon M&A Center, Inc.	100	4,468
Nikkon Holdings Co. Ltd.	300	5,698
Nippon Accommodations Fund, Inc. REIT	1	3,416
Nippon Kayaku Co. Ltd.	1,300	14,035
Nippon Paper Industries Co. Ltd.	300	4,830
Nippon Yakin Kogyo Co. Ltd.*	1,100	1,448
Nipro Corp.	400	4,390
Nishimatsu Construction Co. Ltd.	1,000	3,940
Nishi-Nippon City Bank Ltd. (The)	1,000	2,648
Nishi-Nippon Railroad Co. Ltd.	1,000	5,443
Nissan Chemical Industries Ltd.	200	4,799
NISSAN SHATAI Co. Ltd.	300	3,424
Nisshinbo Holdings, Inc.	300	3,548
North Pacific Bank Ltd.	800	2,976
NTN Corp.	1,000	4,703
Ogaki Kyoritsu Bank Ltd. (The)	1,000	4,119
Okasan Securities Group, Inc.	1,000	6,060

	Number of Shares	Value

Japan (Continued)
Oki Electric Industry Co. Ltd.	3,000	$3,899
OncoTherapy Science, Inc.*	600	1,657
Orix JREIT, Inc. REIT	3	3,921
OSG Corp.	200	3,951
Penta-Ocean Construction Co. Ltd.	1,100	4,370
Pigeon Corp.	200	5,735
Pilot Corp.	100	4,492
Premier Investment Corp. REIT	5	4,923
Resorttrust, Inc.	100	2,669
Rohto Pharmaceutical Co. Ltd.	200	3,855
Sangetsu Co. Ltd.	200	3,838
Sankyu, Inc.	1,000	4,988
Sanwa Holdings Corp.	500	4,192
SAPPORO HOLDINGS Ltd.	1,000	4,403
Sawai Pharmaceutical Co. Ltd.	100	5,735
SCREEN Holdings Co. Ltd.	1,000	7,506
SCSK Corp.	100	3,883
Seino Holdings Co. Ltd.	400	4,055
Sekisui House SI Residential Investment Corp. REIT	4	3,509
Senshu Ikeda Holdings, Inc.	1,300	5,354
Shiga Bank Ltd. (The) (a)	1,000	5,028
Shimachu Co. Ltd.	200	4,658
Ship Healthcare Holdings, Inc.	200	4,700
Showa Denko KK	4,000	5,264
Skylark Co. Ltd.	200	2,729
Sojitz Corp.	2,400	5,264
SQUARE ENIX HOLDINGS Co. Ltd.	200	4,547
Start Today Co. Ltd.	200	6,946
Sugi Holdings Co. Ltd.	100	5,280
Sumco Corp.	400	4,244
Sumitomo Forestry Co. Ltd.	500	6,734
Sumitomo Mitsui Construction Co. Ltd.	2,700	2,654
Sumitomo Osaka Cement Co. Ltd.	1,000	3,851
Sundrug Co. Ltd.	100	6,442
Taiyo Yuden Co. Ltd.	300	4,896
Takara Holdings, Inc.	500	3,826
Temp Holdings Co. Ltd.	300	4,845
Toda Corp.	1,000	5,670
Toho Holdings Co. Ltd.	200	4,963
TOKAI RIKA Co. Ltd.	200	4,619
Tokai Tokyo Financial Holdings, Inc.	500	3,018
TOKYO OHKA KOGYO Co. Ltd.	100	3,002
TOKYU REIT, Inc. REIT	4	4,868
Topcon Corp.	200	3,517
Tosoh Corp.	1,000	5,605
Toyo Corp./Chuo-Ku	400	3,376
Toyo Tire & Rubber Co. Ltd.	200	4,325
TOYOBO Co. Ltd.	3,000	4,387
Toyota Boshoku Corp.	100	2,152
TS TECH Co. Ltd.	200	5,613
Tsubakimoto Chain Co.	1,000	7,782
Tsumura & Co.	200	5,500
Ube Industries Ltd.	2,000	4,257
UNY Group Holdings Co. Ltd.	600	3,651
USHIO, Inc.	300	4,406
Valor Holdings Co. Ltd.	200	4,694

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Wacoal Holdings Corp.	100	$1,221
Zenkoku Hosho Co. Ltd.	100	3,278
ZEON Corp.	200	1,604

		752,499

Jersey Island — 0.3%
Centamin PLC	2,567	2,391
Phoenix Group Holdings	299	4,121

		6,512

Jordan — 0.3%
Hikma Pharmaceuticals PLC	203	6,619

Luxembourg — 0.6%
APERAM SA*	85	2,891
Eurofins Scientific SE	13	4,892
Grand City Properties SA	162	3,338
Regus PLC	895	4,688

		15,809

Malta — 0.2%
Unibet Group PLC SDR	50	4,644

Netherlands — 2.0%
Aalberts Industries NV	129	4,259
Arcadis NV	143	3,452
ASM International NV	76	3,039
Corbion NV	155	3,697
Eurocommercial Properties NV	74	3,136
Euronext NV, 144A	94	4,676
Fugro NV*	169	3,135
IMCD Group NV	89	3,254
Koninklijke BAM Groep NV*	548	2,854
PostNL NV*	967	3,232
SBM Offshore NV*	332	4,665
TKH Group NV	71	2,646
TomTom NV*	181	2,260
USG People NV	152	2,337
Wereldhave NV REIT	55	3,076

		49,718

New Zealand — 1.1%
Air New Zealand Ltd.	2,460	4,404
Fisher & Paykel Healthcare Corp. Ltd.	1,026	5,680
Infratil Ltd.	1,737	3,510
Kiwi Property Group Ltd.	6,493	5,920
SKY Network Television Ltd. (a)	1,022	3,061
SKYCITY Entertainment Group Ltd.	1,820	5,032

		27,607

Norway — 1.2%
Aker Solutions ASA	435	1,877
Det Norske Oljeselskap ASA*	292	1,929
DNO ASA*(a)	1,853	1,838
Marine Harvest ASA*	559	7,558
Norwegian Air Shuttle ASA*	77	2,586
Petroleum Geo-Services ASA	506	2,376
Prosafe SE (a)	711	1,963
Storebrand ASA*	1,038	3,824

	Number of Shares	Value

Norway (Continued)
TGS Nopec Geophysical Co ASA	259	$4,980

		28,931

Portugal — 0.4%
CTT-Correios de Portugal SA	482	4,460
NOS SGPS SA	322	2,486
Sonae SGPS SA	2,186	2,580

		9,526

Singapore — 1.8%
Ezra Holdings Ltd.*	17,800	1,325
Keppel REIT	10,000	6,593
KrisEnergy Ltd.*	3,800	849
Mapletree Commercial Trust REIT	5,700	5,233
Mapletree Greater China Commercial Trust REIT	9,700	6,327
Mapletree Industrial Trust REIT	4,800	5,155
Mapletree Logistics Trust REIT	6,500	4,631
Midas Holdings Ltd.	4,900	1,060
SATS Ltd.	1,400	3,920
Singapore Post Ltd.	2,900	3,660
Venture Corp. Ltd.	1,100	6,566

		45,319

South Africa — 0.1%
Petra Diamonds Ltd.	1,663	1,607

Spain — 2.5%
Acciona SA	46	3,829
Acerinox SA	250	2,689
Almirall SA	117	2,148
Applus Services SA	272	2,523
Atresmedia Corp. de Medios de Comunicacion SA	131	1,588
Bolsas y Mercados Espanoles SHMSF SA	111	3,888
Ebro Foods SA	166	3,180
Fomento de Construcciones y Contratas SA*	334	2,311
Gamesa Corp. Tecnologica SA	358	6,267
Grupo Catalana Occidente SA	39	1,220
Hispania Activos Inmobiliarios SA*	230	3,341
Indra Sistemas SA*	256	2,631
Inmobiliaria Colonial SA*	4,129	2,888
Mediaset Espana Comunicacion SA	253	2,906
Melia Hotels International SA	146	1,857
Merlin Properties Socimi SA REIT	281	3,500
NH Hotel Group SA*	386	2,066
Prosegur Compania de Seguridad SA	542	2,422
Sacyr SA	933	2,373
Tecnicas Reunidas SA	94	3,765
Viscofan SA	83	5,072

		62,464

Sweden — 4.5%
AAK AB	58	4,356
Axfood AB	117	2,125
Betsson AB*	196	3,317
BillerudKorsnas AB	229	4,377
Castellum AB	197	2,771

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

Sweden (Continued)
Com Hem Holding AB	331	$2,916
Fabege AB	134	2,136
Fastighets AB Balder, Class B*	132	2,788
Fingerprint Cards AB, Class B*	95	6,753
Hemfosa Fastigheter AB	306	3,254
Hexpol AB	348	3,707
Holmen AB, Class B	91	2,878
Hufvudstaden AB, Class A	147	2,034
Indutrade AB	58	3,173
Intrum Justitia AB	123	4,204
JM AB	135	3,939
Kungsleden AB	444	3,182
L E Lundbergforetagen AB, Class B	37	1,977
Loomis AB, Class B	117	3,914
Meda AB, Class A	389	4,683
Modern Times Group MTG AB, Class B	126	3,718
NCC AB, Class B	117	3,613
NetEnt AB*	59	3,511
Nibe Industrier AB, Class B	140	4,714
Nobia AB	197	2,419
Peab AB	370	2,825
Ratos AB, Class B	472	2,695
Saab AB, Class B	131	4,060
SSAB AB, Class A*(a)	497	1,719
Swedish Orphan Biovitrum AB*	244	3,858
Trelleborg AB, Class B	274	5,366
Wallenstam AB, Class B	280	2,284
Wihlborgs Fastigheter AB	165	3,254

		112,520

Switzerland — 4.1%
Allreal Holding AG*	23	2,870
Basilea Pharmaceutica Ltd.*(a)	26	2,573
Bucher Industries AG	18	4,094
Burckhardt Compression Holding AG	9	2,876
Cembra Money Bank AG*	72	4,269
Clariant AG*	372	6,859
dorma+kaba Holding AG	5	3,212
Ferrexpo PLC	2,915	1,131
Flughafen Zuerich AG	7	5,014
Forbo Holding AG*	2	2,212
GAM Holding AG*	266	4,615
Georg Fischer AG	8	5,214
Helvetia Holding AG	4	2,129
Kuoni Reisen Holding AG*	12	2,711
Leonteq AG*	19	2,862
Logitech International SA	285	4,280
Mobimo Holding AG*	16	3,407
OC Oerlikon Corp. AG*	370	3,560
Panalpina Welttransport Holding AG (a)	29	3,256
PSP Swiss Property AG*	53	4,397
SFS Group AG*	42	2,790
Straumann Holding AG	16	4,735
Sunrise Communications Group AG, 144A*	65	3,854
Tecan Group AG	24	3,550
Temenos Group AG*	106	5,151
U-Blox AG*(a)	14	2,898

	Number of Shares	Value

Switzerland (Continued)
Valiant Holding AG	39	$4,302
Vontobel Holding AG	64	2,877

		101,698

United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	171	2,923

United Kingdom — 19.3%
AA PLC	811	3,298
Abcam PLC	295	2,550
Allied Minds PLC*(a)	397	2,535
Amlin PLC	646	6,417
Ashmore Group PLC	762	2,898
ASOS PLC*	84	4,238
AVEVA Group PLC	109	3,600
Balfour Beatty PLC*	1,087	4,201
BBA Aviation PLC (a)	1,293	3,505
Beazley PLC	582	3,450
Bellway PLC	154	6,068
Berendsen PLC	246	3,927
Berkeley Group Holdings PLC	215	10,398
Betfair Group PLC	90	4,965
BGEO Group PLC	115	3,362
Big Yellow Group PLC REIT	218	2,617
Bodycote PLC	385	3,363
Booker Group PLC	2,179	5,920
Bovis Homes Group PLC	198	2,840
Brewin Dolphin Holdings PLC	640	2,516
Britvic PLC	426	4,603
BTG PLC*	543	5,042
Cable & Wireless Communications PLC	4,077	4,651
Cairn Energy PLC*	1,183	2,557
Capital & Counties Properties PLC	623	4,134
Card Factory PLC	580	3,223
Carillion PLC	686	3,257
Cineworld Group PLC	189	1,553
Clinigen Group PLC	198	2,001
Close Brothers Group PLC	189	4,051
Countrywide PLC	417	2,466
Crest Nicholson Holdings PLC	362	2,925
Daily Mail & General Trust PLC, Class A	384	4,135
Dairy Crest Group PLC	337	3,096
Debenhams PLC	2,441	3,073
Derwent London PLC REIT	133	7,552
Dialog Semiconductor PLC*	107	3,995
Dignity PLC	59	2,205
Diploma PLC	225	2,406
Domino’s Pizza Group PLC	207	3,277
Drax Group PLC	814	2,760
DS Smith PLC	1,134	7,088
Dunelm Group PLC	145	2,139
Electrocomponents PLC	928	3,380
Elementis PLC	887	3,395
Essentra PLC	362	4,735
esure Group PLC	623	2,375
Firstgroup PLC*	2,144	3,400
Galliford Try PLC	128	2,818
Genus PLC	115	2,499

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

United Kingdom (Continued)
Go-Ahead Group PLC	82	$3,246
Grainger PLC	828	3,055
Great Portland Estates PLC REIT	198	2,614
Greene King PLC	290	3,713
Greggs PLC	169	3,164
GW Pharmaceuticals PLC*	400	2,881
Halfords Group PLC	472	2,650
Halma PLC	384	4,988
Hansteen Holdings PLC REIT	1,269	2,242
Hays PLC	1,911	4,240
HellermannTyton Group PLC	430	3,070
Henderson Group PLC	1,585	7,372
Home Retail Group PLC	1,612	2,498
HomeServe PLC	447	2,846
Howden Joinery Group PLC	761	5,960
Hunting PLC	329	1,645
IG Group Holdings PLC	302	3,520
Imagination Technologies Group PLC*	613	1,745
Inchcape PLC	541	6,408
Indivior PLC	1,073	3,159
Informa PLC	637	5,982
Intermediate Capital Group PLC	442	4,081
International Personal Finance PLC	605	3,377
Interserve PLC	318	2,543
J D Wetherspoon PLC	178	1,917
John Wood Group PLC	640	5,383
Jupiter Fund Management PLC	575	4,075
Just Eat PLC*	628	4,167
Keller Group PLC	191	2,386
Kier Group PLC	152	3,100
Ladbrokes PLC	1,950	3,421
Laird PLC	534	2,871
Lancashire Holdings Ltd. (a)	242	2,475
LondonMetric Property PLC REIT	876	2,157
Man Group PLC	2,333	5,734
Marston’s PLC	604	1,565
Michael Page International PLC	431	3,301
Micro Focus International PLC	149	2,879
Mitchells & Butlers PLC*	395	1,967
Mitie Group PLC (a)	607	2,917
Moneysupermarket.com Group PLC	538	2,642
Morgan Advanced Materials PLC	622	2,351
National Express Group PLC	638	3,086
Northgate PLC	414	2,488
Ocado Group PLC*	745	4,152
Ophir Energy PLC*	1,002	1,486
Pace PLC	545	3,272
Paragon Group of Cos. PLC (The)	588	3,394
Pennon Group PLC	451	5,930
Pets at Home Group PLC	652	2,633
Poundland Group PLC	698	2,268
Premier Oil PLC*	1,380	1,477
QinetiQ Group PLC	962	3,809
Redrow PLC	349	2,387
Renishaw PLC	75	2,077
Rentokil Initial PLC	2,189	5,262
Restaurant Group PLC (The)	276	2,729

	Number of Shares	Value

United Kingdom (Continued)
Rightmove PLC	128	$7,713
Rotork PLC	1,422	3,898
RPC Group PLC	325	3,745
Safestore Holdings PLC REIT	492	2,671
Savills PLC	159	2,150
Senior PLC	782	2,930
Serco Group PLC*	2,003	3,333
Shaftesbury PLC REIT	116	1,630
SIG PLC	1,189	2,502
Spectris PLC	168	4,501
Spirax-Sarco Engineering PLC	72	3,383
Spire Healthcare Group PLC, 144A	496	2,423
SSP Group PLC	471	2,230
St. Modwen Properties PLC	357	2,325
Stagecoach Group PLC	570	3,054
SuperGroup PLC*	101	2,495
SVG Capital PLC*	429	3,152
Synthomer PLC	486	2,354
TalkTalk Telecom Group PLC	754	2,725
Ted Baker PLC	43	2,123
Telecity Group PLC	250	4,597
Telecom Plus PLC	167	2,845
Thomas Cook Group PLC*	2,264	4,088
Tullett Prebon PLC	505	2,661
UBM PLC	511	3,894
Ultra Electronics Holdings PLC	109	3,262
UNITE Group PLC (The)	237	2,406
Vectura Group PLC*	892	2,303
Vesuvius PLC	506	2,596
Victrex PLC	129	3,759
Virgin Money Holdings (UK) PLC	330	1,769
WH Smith PLC	158	4,129
Workspace Group PLC REIT	79	1,136
WS Atkins PLC	148	3,522

		480,520

United States — 0.1%
Sims Metal Management Ltd. (a)	519	2,534

TOTAL COMMON STOCKS (Cost $2,553,179)		2,477,871

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Jungheinrich AG	48	3,725
Sartorius AG	18	4,236

		7,961

TOTAL PREFERRED STOCKS (Cost $7,529)		7,961

RIGHTS — 0.0%
Australia — 0.0%
ALS Ltd.*, expires 12/31/15	257	67
Spark Infrastructure Group*, expires 12/31/15	386	5

		72

TOTAL RIGHTS (Cost $0)		72

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

SECURITIES LENDING COLLATERAL — 5.1%
Daily Assets Fund, 0.20% (c)(d) (Cost $127,048)	127,048	$127,048

TOTAL INVESTMENTS — 104.7% (Cost $2,687,756)†		$2,612,952
Other assets and liabilities, net — (4.7%)		(117,459)

NET ASSETS — 100.0%		$2,495,493

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,687,756. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $74,804. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $82,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $157,755.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $121,617, which is 4.9% of net assets.

(b) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust.

SDR: Swedish Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2015	CHF	54,200	USD	55,030	$2,349
RBC Capital Markets	12/2/2015	CHF	8,000	USD	8,123	347
RBC Capital Markets	12/2/2015	CHF	47,000	USD	47,721	2,039
Canadian Imperial Bank of Commerce	12/2/2015	DKK	166,000	USD	24,603	1,094
RBC Capital Markets	12/2/2015	DKK	166,000	USD	24,603	1,094
The Bank of New York Mellon	12/2/2015	DKK	5,000	USD	741	33
The Bank of New York Mellon	12/2/2015	DKK	5,000	USD	709	0
Canadian Imperial Bank of Commerce	12/2/2015	EUR	264,000	USD	291,728	12,801
RBC Capital Markets	12/2/2015	EUR	214,336	USD	236,849	10,393
RBC Capital Markets	12/2/2015	EUR	4,000	USD	4,409	183
RBC Capital Markets	12/2/2015	EUR	46,000	USD	50,829	2,228
The Bank of New York Mellon	12/2/2015	EUR	2,400	USD	2,572	36
Canadian Imperial Bank of Commerce	12/2/2015	GBP	178,000	USD	274,852	6,768
RBC Capital Markets	12/2/2015	GBP	152,814	USD	235,963	5,811
RBC Capital Markets	12/2/2015	GBP	3,000	USD	4,639	120
RBC Capital Markets	12/2/2015	GBP	12,000	USD	18,530	456
The Bank of New York Mellon	12/2/2015	GBP	700	USD	1,056	2
The Bank of New York Mellon	12/2/2015	GBP	6,600	USD	10,191	251
Canadian Imperial Bank of Commerce	12/2/2015	HKD	218,000	USD	28,131	15
RBC Capital Markets	12/2/2015	HKD	183,000	USD	23,614	12
RBC Capital Markets	12/2/2015	HKD	35,000	USD	4,516	2
The Bank of New York Mellon	12/2/2015	HKD	33,100	USD	4,271	2
The Bank of New York Mellon	12/2/2015	HKD	10,600	USD	1,368	1
The Bank of New York Mellon	12/2/2015	HKD	5,100	USD	658	0
Canadian Imperial Bank of Commerce	12/2/2015	ILS	37,000	USD	9,580	24
RBC Capital Markets	12/2/2015	ILS	37,000	USD	9,580	23
The Bank of New York Mellon	12/2/2015	ILS	6,700	USD	1,735	4
The Bank of New York Mellon	12/2/2015	ILS	3,500	USD	902	(2)

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/2/2015	JPY	266,700	USD	2,166	$(4)
Canadian Imperial Bank of Commerce	12/2/2015	NOK	131,000	USD	15,473	400
RBC Capital Markets	12/2/2015	NOK	131,000	USD	15,474	400
The Bank of New York Mellon	12/2/2015	NOK	22,300	USD	2,634	68
Canadian Imperial Bank of Commerce	12/2/2015	SEK	427,000	USD	50,319	1,361
RBC Capital Markets	12/2/2015	SEK	384,000	USD	45,252	1,224
RBC Capital Markets	12/2/2015	SEK	69,000	USD	8,131	220
The Bank of New York Mellon	12/2/2015	SEK	1,500	USD	177	5
The Bank of New York Mellon	12/2/2015	SGD	4,200	USD	2,977	3
Canadian Imperial Bank of Commerce	12/2/2015	USD	52,726	CHF	54,200	(46)
Canadian Imperial Bank of Commerce	12/2/2015	USD	23,501	DKK	166,000	8
Canadian Imperial Bank of Commerce	12/2/2015	USD	1,437	EUR	1,300	(63)
Canadian Imperial Bank of Commerce	12/2/2015	USD	277,451	EUR	262,700	104
Canadian Imperial Bank of Commerce	12/2/2015	USD	267,943	GBP	178,000	141
Canadian Imperial Bank of Commerce	12/2/2015	USD	28,122	HKD	218,000	(5)
Canadian Imperial Bank of Commerce	12/2/2015	USD	9,562	ILS	37,000	(6)
Canadian Imperial Bank of Commerce	12/2/2015	USD	15,089	NOK	131,000	(15)
Canadian Imperial Bank of Commerce	12/2/2015	USD	48,962	SEK	427,000	(4)
RBC Capital Markets	12/2/2015	USD	53,505	CHF	55,000	(47)
RBC Capital Markets	12/2/2015	USD	23,501	DKK	166,000	8
RBC Capital Markets	12/2/2015	USD	279,179	EUR	264,336	105
RBC Capital Markets	12/2/2015	USD	252,610	GBP	167,814	133
RBC Capital Markets	12/2/2015	USD	28,122	HKD	218,000	(5)
RBC Capital Markets	12/2/2015	USD	9,562	ILS	37,000	(6)
RBC Capital Markets	12/2/2015	USD	15,089	NOK	131,000	(15)
RBC Capital Markets	12/2/2015	USD	51,943	SEK	453,000	(4)
The Bank of New York Mellon	12/2/2015	USD	708	DKK	5,000	0
The Bank of New York Mellon	12/2/2015	USD	2,629	EUR	2,400	(94)
The Bank of New York Mellon	12/2/2015	USD	3,392	GBP	2,200	(78)
The Bank of New York Mellon	12/2/2015	USD	3,462	GBP	2,300	2
The Bank of New York Mellon	12/2/2015	USD	1,223	GBP	800	(18)
The Bank of New York Mellon	12/2/2015	USD	3,057	GBP	2,000	(45)
The Bank of New York Mellon	12/2/2015	USD	6,295	HKD	48,800	(1)
The Bank of New York Mellon	12/2/2015	USD	2,636	ILS	10,200	(2)
The Bank of New York Mellon	12/2/2015	USD	2,569	NOK	22,300	(3)
The Bank of New York Mellon	12/2/2015	USD	172	SEK	1,500	0
Canadian Imperial Bank of Commerce	12/3/2015	AUD	86,800	USD	62,782	137
Canadian Imperial Bank of Commerce	12/3/2015	AUD	86,800	USD	61,833	(928)
RBC Capital Markets	12/3/2015	AUD	77,184	USD	54,981	(829)
RBC Capital Markets	12/3/2015	AUD	14,000	USD	9,973	(150)
The Bank of New York Mellon	12/3/2015	AUD	5,200	USD	3,704	(56)
The Bank of New York Mellon	12/3/2015	AUD	1,700	USD	1,194	(35)
The Bank of New York Mellon	12/3/2015	HKD	48,800	USD	6,296	1
Canadian Imperial Bank of Commerce	12/3/2015	JPY	47,590,900	USD	394,462	7,809
Canadian Imperial Bank of Commerce	12/3/2015	JPY	300,000	USD	2,478	41
RBC Capital Markets	12/3/2015	JPY	33,732,506	USD	279,599	5,538
RBC Capital Markets	12/3/2015	JPY	8,060,000	USD	66,804	1,320
The Bank of New York Mellon	12/3/2015	JPY	266,700	USD	2,204	37
Canadian Imperial Bank of Commerce	12/3/2015	NZD	19,000	USD	12,827	323
RBC Capital Markets	12/3/2015	NZD	19,000	USD	12,826	322
Canadian Imperial Bank of Commerce	12/3/2015	SGD	29,600	USD	21,111	129
RBC Capital Markets	12/3/2015	SGD	31,000	USD	22,111	136
The Bank of New York Mellon	12/3/2015	SGD	1,100	USD	774	(5)
The Bank of New York Mellon	12/3/2015	SGD	3,100	USD	2,211	14
Canadian Imperial Bank of Commerce	12/3/2015	USD	62,895	AUD	86,800	(132)
Canadian Imperial Bank of Commerce	12/3/2015	USD	380,529	JPY	46,911,600	606
Canadian Imperial Bank of Commerce	12/3/2015	USD	8,117	JPY	979,300	(161)

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/3/2015	USD	12,520	NZD	19,000	$(16)
Canadian Imperial Bank of Commerce	12/3/2015	USD	21,009	SGD	29,600	(26)
RBC Capital Markets	12/3/2015	USD	66,068	AUD	91,184	(135)
RBC Capital Markets	12/3/2015	USD	339,009	JPY	41,792,506	536
RBC Capital Markets	12/3/2015	USD	12,519	NZD	19,000	(15)
RBC Capital Markets	12/3/2015	USD	22,002	SGD	31,000	(27)
The Bank of New York Mellon	12/3/2015	USD	4,999	AUD	6,900	(10)
The Bank of New York Mellon	12/3/2015	USD	2,163	JPY	266,700	3
The Bank of New York Mellon	12/3/2015	USD	2,981	SGD	4,200	(4)
Canadian Imperial Bank of Commerce	1/5/2016	CHF	54,200	USD	52,869	30
RBC Capital Markets	1/5/2016	CHF	55,000	USD	53,647	28
Canadian Imperial Bank of Commerce	1/5/2016	DKK	166,000	USD	23,536	(14)
RBC Capital Markets	1/5/2016	DKK	166,000	USD	23,535	(15)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	262,700	USD	277,758	(146)
RBC Capital Markets	1/5/2016	EUR	9,000	USD	9,515	(6)
RBC Capital Markets	1/5/2016	EUR	264,336	USD	279,485	(150)
Canadian Imperial Bank of Commerce	1/5/2016	GBP	178,000	USD	267,986	(147)
RBC Capital Markets	1/5/2016	GBP	167,814	USD	252,647	(142)
The Bank of New York Mellon	1/5/2016	GBP	2,300	USD	3,463	(2)
Canadian Imperial Bank of Commerce	1/5/2016	HKD	218,000	USD	28,125	4
RBC Capital Markets	1/5/2016	HKD	218,000	USD	28,126	4
Canadian Imperial Bank of Commerce	1/5/2016	ILS	37,000	USD	9,567	4
RBC Capital Markets	1/5/2016	ILS	37,000	USD	9,567	4
The Bank of New York Mellon	1/5/2016	ILS	10,200	USD	2,637	1
Canadian Imperial Bank of Commerce	1/5/2016	NOK	131,000	USD	15,082	15
RBC Capital Markets	1/5/2016	NOK	131,000	USD	15,081	15
The Bank of New York Mellon	1/5/2016	NOK	22,300	USD	2,567	3
Canadian Imperial Bank of Commerce	1/5/2016	SEK	427,000	USD	49,028	(4)
RBC Capital Markets	1/5/2016	SEK	453,000	USD	52,009	(9)
RBC Capital Markets	1/5/2016	SEK	51,000	USD	5,856	(1)
The Bank of New York Mellon	1/5/2016	SEK	1,500	USD	172	0
RBC Capital Markets	1/6/2016	AUD	91,184	USD	65,948	139
The Bank of New York Mellon	1/6/2016	AUD	6,900	USD	4,991	11
Canadian Imperial Bank of Commerce	1/6/2016	JPY	46,911,600	USD	381,017	(614)
RBC Capital Markets	1/6/2016	JPY	41,792,506	USD	339,443	(544)
RBC Capital Markets	1/6/2016	JPY	2,955,000	USD	24,001	(38)
Canadian Imperial Bank of Commerce	1/6/2016	SGD	29,600	USD	20,983	26
RBC Capital Markets	1/6/2016	SGD	31,000	USD	21,975	26
Canadian Imperial Bank of Commerce	1/7/2016	NZD	19,000	USD	12,490	17
RBC Capital Markets	1/7/2016	NZD	19,000	USD	12,489	17

Total net unrealized appreciation						$62,742

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

November 30, 2015 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,476,811	$—	$1,060	$2,477,871
Preferred Stocks*	7,961	—	—	7,961
Rights	72	—	—	72
Securities Lending Collateral	127,048	—	—	127,048
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	67,566	—	67,566
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,824)	—	(4,824)

Total	$2,611,892	$62,742	$1,060	$2,675,694

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Consumer Discretionary — 9.0%
Fiat Chrysler Automobiles NV*	7,626	$108,934
Luxottica Group SpA	1,626	108,746

		217,680

Energy — 15.9%
Eni SpA	18,502	301,434
Saipem SpA*(a)	1,997	17,259
Tenaris SA	5,259	69,066

		387,759

Financials — 40.3%
Assicurazioni Generali SpA	5,746	109,276
Banca Monte dei Paschi di Siena SpA*	33,384	52,414
Banco Popolare SC*	4,213	60,759
EXOR SpA	1,229	55,082
Intesa Sanpaolo SpA	92,527	317,521
Intesa Sanpaolo SpA-RSP	5,920	18,602
Mediobanca SpA	6,489	62,183
UniCredit SpA	32,981	193,569
Unione di Banche Italiane SpA	9,994	68,001
UnipolSai SpA	15,833	40,851

		978,258

Industrials — 12.5%
Atlantia SpA	4,052	107,028
CNH Industrial NV	10,460	76,973
Finmeccanica SpA*	4,592	66,516
Prysmian SpA	2,459	53,780

		304,297

Telecommunication Services — 4.6%
Telecom Italia SpA*(a)	67,804	87,685
Telecom Italia SpA-RSP	20,951	24,128

		111,813

Utilities — 17.2%
Enel Green Power SpA	8,530	18,016
Enel SpA	49,480	218,208
Snam SpA	20,585	104,613
Terna Rete Elettrica Nazionale SpA (a)	15,983	78,692

		419,529

TOTAL COMMON STOCKS (Cost $2,592,547)		2,419,336

RIGHTS — 0.0%
Financials — 0.0%
Unione di Banche Italiane SpA*, expires 1/30/16 (Cost $0)	9,096	0

SECURITIES LENDING COLLATERAL — 7.6%
Daily Assets Fund, 0.20% (b)(c) (Cost $184,771)	184,771	184,771

TOTAL INVESTMENTS — 107.1% (Cost $2,777,318)†		$2,604,107
Other assets and liabilities, net — (7.1%)		(172,961)

NET ASSETS — 100.0%		$2,431,146

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,777,318. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $173,211. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $184,764.

(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $174,200, which is 7.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP: Risparmio (Convertible Savings Shares).

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT) (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2015	EUR	1,120,193	USD	1,237,847	$54,311
RBC Capital Markets	12/2/2015	EUR	850,222	USD	939,525	41,226
RBC Capital Markets	12/2/2015	EUR	17,000	USD	18,739	778
RBC Capital Markets	12/2/2015	EUR	178,000	USD	196,688	8,622
The Bank of New York Mellon	12/2/2015	EUR	15,600	USD	17,198	716
The Bank of New York Mellon	12/2/2015	EUR	21,847	USD	24,142	1,059
The Bank of New York Mellon	12/2/2015	EUR	2,400	USD	2,572	36
Canadian Imperial Bank of Commerce	12/2/2015	USD	1,237,847	EUR	1,172,037	465
RBC Capital Markets	12/2/2015	USD	1,154,952	EUR	1,093,549	433
The Bank of New York Mellon	12/2/2015	USD	23,972	EUR	22,698	9
The Bank of New York Mellon	12/2/2015	USD	19,939	EUR	18,200	(709)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	1,170,740	USD	1,237,847	(652)
RBC Capital Markets	1/5/2016	EUR	1,092,349	USD	1,154,952	(619)
The Bank of New York Mellon	1/5/2016	EUR	22,673	USD	23,972	(13)
RBC Capital Markets	1/5/2016	USD	7,404	EUR	7,000	1

Total net unrealized appreciation						$105,663

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,419,336	$—	$—	$2,419,336
Rights	0	—	—	—
Securities Lending Collateral	184,771	—	—	184,771
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	107,656	—	107,656
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,993)	—	(1,993)

Total	$2,604,107	$105,663	$—	$2,709,770

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Italy — 37.2%
Assicurazioni Generali SpA	3,806	$72,382
Atlantia SpA	1,346	35,553
Banca Monte dei Paschi di Siena SpA*	8,600	13,502
Banco Popolare SC*	1,138	16,412
Enel Green Power SpA	5,703	12,045
Enel SpA	22,983	101,356
Eni SpA	8,290	135,060
EXOR SpA	310	13,894
Finmeccanica SpA*	1,272	18,425
Intesa Sanpaolo SpA	41,336	141,851
Intesa Sanpaolo SpA-RSP	2,841	8,927
Luxottica Group SpA	552	36,918
Mediobanca SpA	1,767	16,933
Prysmian SpA	611	13,363
Saipem SpA*(a)	807	6,975
Snam SpA	6,845	34,786
Telecom Italia SpA*(a)	37,394	48,358
Telecom Italia SpA-RSP	19,638	22,616
Terna Rete Elettrica Nazionale SpA (a)	4,913	24,189
UniCredit SpA	15,557	91,306
Unione di Banche Italiane SpA	2,939	19,997
UnipolSai SpA	3,388	8,741

		893,589

Luxembourg — 0.8%
Tenaris SA	1,484	19,489

Portugal — 2.4%
Banco Comercial Portugues SA, Class R*(a)	134,675	7,200
EDP — Energias de Portugal SA	7,547	25,157
Galp Energia SGPS SA	1,212	12,895
Jeronimo Martins SGPS SA	821	11,394

		56,646

Spain — 55.5%
Abertis Infraestructuras SA	1,691	26,183
ACS Actividades de Construccion y Servicios SA	608	19,830
Aena SA, 144A*	213	24,158
Amadeus IT Holding SA, Class A	1,431	57,400
Banco Bilbao Vizcaya Argentaria SA	20,771	172,404
Banco de Sabadell SA	16,464	30,389
Banco Popular Espanol SA	5,354	18,865
Banco Santander SA	47,107	257,215
Bankia SA	14,471	18,133
Bankinter SA	2,118	15,331
CaixaBank SA	8,548	31,312
Distribuidora Internacional de Alimentacion SA*	2,016	12,744
Enagas SA	701	20,893
Endesa SA	1,036	21,432
Ferrovial SA	1,468	34,774
Gas Natural SDG SA	1,142	24,705
Grifols SA	487	23,113
Iberdrola SA	17,553	122,976
Industria de Diseno Textil SA	3,555	127,930

	Number of Shares	Value

Spain (Continued)
Mapfre SA	3,284	$9,011
Red Electrica Corp. SA	353	30,284
Repsol SA	3,423	44,646
Telefonica SA	14,687	181,167
Zardoya Otis SA	552	6,678

		1,331,573

United Kingdom — 3.6%
CNH Industrial NV	3,092	22,754
Fiat Chrysler Automobiles NV*	2,932	41,882
International Consolidated Airlines Group SA*	2,649	22,578

		87,214

TOTAL COMMON STOCKS (Cost $2,599,534)		2,388,511

RIGHTS — 0.0%
Italy — 0.0%
Unione di Banche Italiane SpA*, expires 01/30/16 (Cost $0)	2,833	0

SECURITIES LENDING COLLATERAL — 3.7%
Daily Assets Fund, 0.20% (b)(c) (Cost $87,464)	87,464	87,464

TOTAL INVESTMENTS — 103.2% (Cost $2,686,998)†		$2,475,975
Other assets and liabilities, net — (3.2%)		(76,486)

NET ASSETS — 100.0%		$2,399,489

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,686,998. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $211,023. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $226,104.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $82,003, which is 3.4% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP: Risparmio (Convertible Savings Shares).

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE) (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2015	EUR	1,116,199	USD	1,233,434	$54,116
RBC Capital Markets	12/2/2015	EUR	17,000	USD	18,739	778
RBC Capital Markets	12/2/2015	EUR	809,912	USD	894,981	39,272
RBC Capital Markets	12/2/2015	EUR	200,000	USD	220,997	9,688
The Bank of New York Mellon	12/2/2015	EUR	8,100	USD	8,874	316
The Bank of New York Mellon	12/2/2015	EUR	30,382	USD	33,573	1,473
Canadian Imperial Bank of Commerce	12/2/2015	USD	1,233,434	EUR	1,167,858	463
RBC Capital Markets	12/2/2015	USD	1,134,717	EUR	1,074,390	426
The Bank of New York Mellon	12/2/2015	USD	33,988	EUR	32,181	13
The Bank of New York Mellon	12/2/2015	USD	1,293	EUR	1,200	(25)
The Bank of New York Mellon	12/2/2015	USD	7,166	EUR	6,600	(193)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	1,166,566	USD	1,233,434	(649)
RBC Capital Markets	1/5/2016	EUR	1,073,211	USD	1,134,717	(608)
The Bank of New York Mellon	1/5/2016	EUR	32,145	USD	33,988	(18)
RBC Capital Markets	1/5/2016	USD	15,859	EUR	15,000	9
RBC Capital Markets	1/5/2016	USD	7,404	EUR	7,000	1

Total net unrealized appreciation						$105,062

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,388,511	$—	$—	$2,388,511
Rights	0	—	—	—
Securities Lending Collateral	87,464	—	—	87,464
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	106,555	—	106,555
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,493)	—	(1,493)

Total	$2,475,975	$105,062	$—	$2,581,037

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 5.1%
Industria de Diseno Textil SA	3,368	$121,201

Consumer Staples — 1.9%
Distribuidora Internacional de Alimentacion SA*	7,086	44,793

Energy — 4.2%
Repsol SA	7,706	100,510

Financials — 39.4%
Banco Bilbao Vizcaya Argentaria SA	26,189	217,374
Banco de Sabadell SA	40,874	75,445
Banco Popular Espanol SA	15,963	56,247
Banco Santander SA	67,238	367,135
Bankia SA	44,051	55,199
Bankinter SA	6,963	50,401
CaixaBank SA	20,954	76,755
Mapfre SA	14,458	39,671

		938,227

Health Care — 2.7%
Grifols SA	1,338	63,502

Industrials — 15.7%
Abertis Infraestructuras SA	4,459	69,042
ACS Actividades de Construccion y Servicios SA	1,767	57,632
Aena SA, 144A*	589	66,804
Ferrovial SA	3,521	83,404
International Consolidated Airlines Group SA (United Kingdom)*	7,343	62,586
Zardoya Otis SA	2,971	35,941

		375,409

Information Technology — 4.5%
Amadeus IT Holding SA, Class A	2,676	107,339

Telecommunication Services — 9.7%
Telefonica SA (a)	18,833	232,308

Utilities — 16.4%
Enagas SA	1,993	59,402
Endesa SA	2,906	60,117
Gas Natural SDG SA	3,069	66,391
Iberdrola SA	18,374	128,728
Red Electrica Corp. SA	882	75,668

		390,306

TOTAL COMMON STOCKS (Cost $2,589,093)		2,373,595

RIGHTS — 0.3%
Telecommunication Services — 0.3%
Telefonica SA*(a), expires 12/31/15 (Cost $7,219)	19,644	7,119

	Number of Shares	Value

SECURITIES LENDING COLLATERAL — 10.5%
Daily Assets Fund, 0.20% (b)(c) (Cost $251,745)	251,745	$251,745

TOTAL INVESTMENTS —110.4% (Cost $2,848,057)†		$2,632,459
Other assets and liabilities, net — (10.4%)		(249,053)

NET ASSETS — 100.0%		$2,383,406

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,848,057. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $215,598. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $235,647.

(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $239,427, which is 10.0% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP) (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/2/2015	EUR	1,113,204	USD	1,230,124	$53,971
Canadian Imperial Bank of Commerce	12/2/2015	EUR	1,000	USD	1,096	39
RBC Capital Markets	12/2/2015	EUR	788,739	USD	871,584	38,245
RBC Capital Markets	12/2/2015	EUR	17,000	USD	18,739	778
RBC Capital Markets	12/2/2015	EUR	207,000	USD	228,732	10,027
The Bank of New York Mellon	12/2/2015	EUR	34,489	USD	38,111	1,672
The Bank of New York Mellon	12/2/2015	EUR	19,100	USD	20,925	745
Canadian Imperial Bank of Commerce	12/2/2015	USD	1,231,220	EUR	1,165,762	462
RBC Capital Markets	12/2/2015	USD	1,119,055	EUR	1,059,561	420
The Bank of New York Mellon	12/2/2015	USD	39,193	EUR	37,109	15
The Bank of New York Mellon	12/2/2015	USD	644	EUR	600	(10)
The Bank of New York Mellon	12/2/2015	USD	1,066	EUR	1,000	(10)
The Bank of New York Mellon	12/2/2015	USD	18,133	EUR	16,700	(489)
Canadian Imperial Bank of Commerce	1/5/2016	EUR	1,164,472	USD	1,231,220	(647)
RBC Capital Markets	1/5/2016	EUR	1,058,398	USD	1,119,055	(600)
The Bank of New York Mellon	1/5/2016	EUR	37,068	USD	39,193	(20)
RBC Capital Markets	1/5/2016	USD	22,203	EUR	21,000	13
RBC Capital Markets	1/5/2016	USD	7,404	EUR	7,000	1

Total net unrealized appreciation						$104,612

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks*	$2,373,595	$—	$—	$2,373,595
Rights	7,119	—	—	7,119
Securities Lending Collateral	251,745	—	—	251,745
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	106,388	—	106,388
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,776)	—	(1,776)

Total	$2,632,459	$104,612	$—	$2,737,071

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

November 30, 2015 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.6%
Australia — 8.8%
Macquarie Atlas Roads Group (a)	5,482	$16,770
Qube Holdings Ltd.	10,991	19,077
Sydney Airport (a)	15,010	71,645
Transurban Group (a)	25,305	189,777

		297,269

Bermuda — 0.2%
Golar Lng Ltd.	259	7,084

Brazil — 0.8%
CPFL Energia SA, ADR*	675	5,494
Ultrapar Participacoes SA, ADR	1,322	21,152

		26,646

Canada — 6.9%
AltaGas Ltd.	414	9,703
Enbridge, Inc.	2,656	94,331
Inter Pipeline Ltd.	1,023	17,787
Pembina Pipeline Corp.	1,045	23,984
TransCanada Corp.	2,198	69,358
Veresen, Inc.	889	6,977
Westshore Terminals Investment Corp.	806	11,274

		233,414

Chile — 0.6%
Empresa Nacional de Electricidad SA, ADR	240	8,583
Enersis SA, ADR	839	10,286

		18,869

China — 0.6%
CGN Power Co. Ltd., Class H, 144A	22,253	8,610
China Longyuan Power Group Corp. Ltd., Class H	6,805	5,661
Huaneng Power International, Inc., ADR (b)	189	6,721

		20,992

France — 6.3%
Aeroports de Paris	452	51,195
Engie	3,603	62,773
Groupe Eurotunnel SE	7,603	97,158

		211,126

Germany — 2.3%
E.ON SE	4,462	42,410
Fraport AG Frankfurt Airport Services Worldwide	511	31,254
Hamburger Hafen Und Logistik AG	324	4,738

		78,402

Hong Kong — 4.4%
Beijing Enterprises Water Group Ltd.*	10,692	8,356
China Gas Holdings Ltd.	4,685	6,659
China Merchants Holdings International Co. Ltd.	24,315	79,028
China Resources Power Holdings Co. Ltd.	3,890	7,325
COSCO Pacific Ltd.	26,176	31,782
Guangdong Investment Ltd.	6,166	8,414
Hopewell Highway Infrastructure Ltd.	13,810	6,590

		148,154

	Number of Shares	Value

Italy — 7.2%
Ansaldo STS SpA	1,629	$16,824
Atlantia SpA	5,589	147,626
Enel SpA	15,725	69,348
Societa Iniziative Autostradali e Servizi SpA	944	10,173

		243,971

Japan — 3.7%
Japan Airport Terminal Co. Ltd.	1,000	50,447
Kamigumi Co. Ltd.	3,500	30,849
Mitsubishi Logistics Corp.	2,250	31,456
Sumitomo Warehouse Co. Ltd. (The)	2,500	13,302

		126,054

Mexico — 2.5%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	449	40,787
Grupo Aeroportuario del Sureste SAB de CV, ADR	280	42,286

		83,073

Netherlands — 0.3%
Koninklijke Vopak NV	203	8,809

New Zealand — 1.3%
Auckland International Airport Ltd.	12,836	44,612

Singapore — 2.2%
Hutchison Port Holdings Trust, Class U	74,700	40,338
SATS Ltd.	8,800	24,643
SIA Engineering Co. Ltd.	3,600	9,213

		74,194

Spain — 9.2%
Abertis Infraestructuras SA	6,519	100,938
Aena SA, 144A*	1,016	115,235
Iberdrola SA	13,220	92,619

		308,792

Switzerland — 1.1%
Flughafen Zuerich AG	53	37,966

United Kingdom — 6.8%
BBA Aviation PLC (b)	7,782	21,097
Centrica PLC	11,360	37,315
National Grid PLC	8,742	121,893
SSE PLC	2,202	47,557

		227,862

United States — 34.4%
American Electric Power Co., Inc.	1,094	61,274
Cheniere Energy, Inc.*	734	34,902
Consolidated Edison, Inc.	653	40,584
Dominion Resources, Inc.	1,326	89,333
Duke Energy Corp.	1,535	104,012
Edison International	727	43,155
Exelon Corp.	1,922	52,490
Kinder Morgan, Inc.	5,571	131,309
NextEra Energy, Inc.	1,027	102,556
ONEOK, Inc.	637	18,779
PG&E Corp.	1,091	57,528

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

November 30, 2015 (Unaudited)

	Number of Shares	Value

United States (Continued)
PPL Corp.	1,494	$50,856
Public Service Enterprise Group, Inc.	1,128	44,105
Sempra Energy	526	52,195
Southern Co. (The)	2,026	90,238
Spectra Energy Corp.	2,081	54,522
Targa Resources Corp.	148	5,816
Wesco Aircraft Holdings, Inc.*	782	10,463
Williams Cos., Inc. (The)	2,115	77,324
Xcel Energy, Inc.	1,131	40,331

		1,161,772

TOTAL COMMON STOCKS (Cost $3,809,752)		3,359,061

	Number of Shares	Value

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group*, expires 12/31/15 (Cost $0)	1,377	$597

SECURITIES LENDING COLLATERAL — 0.8%
Daily Assets Fund, 0.20% (c)(d) (Cost $27,321)	27,321	27,321

TOTAL INVESTMENTS — 100.4% (Cost $3,837,073)†		$3,386,979
Other assets and liabilities, net —(0.4%)		(13,017)

NET ASSETS — 100.0%		$3,373,962

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,838,186. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $451,207. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,621 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $498,828.

(a) Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $26,405, which is 0.8% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/2/2015	CHF	5,000	USD	5,076	$217
JP Morgan & Chase Co.	12/2/2015	CHF	14,000	USD	14,214	606
RBC Capital Markets	12/2/2015	CHF	28,924	USD	29,368	1,255
Bank of Montreal	12/2/2015	EUR	56,000	USD	61,878	2,711
Bank of Montreal	12/2/2015	EUR	6,000	USD	6,612	273
JP Morgan & Chase Co.	12/2/2015	EUR	269,225	USD	297,486	13,038
RBC Capital Markets	12/2/2015	EUR	449,595	USD	496,818	21,803
The Bank of New York Mellon	12/2/2015	EUR	50,600	USD	55,914	2,453
The Bank of New York Mellon	12/2/2015	EUR	2,400	USD	2,572	36
JP Morgan & Chase Co.	12/2/2015	GBP	57,000	USD	88,011	2,164
RBC Capital Markets	12/2/2015	GBP	98,459	USD	152,033	3,744
RBC Capital Markets	12/2/2015	GBP	4,000	USD	6,021	(3)
Bank of Montreal	12/2/2015	HKD	498,384	USD	64,304	24
Bank of Montreal	12/2/2015	HKD	109,000	USD	14,065	6
JP Morgan & Chase Co.	12/2/2015	HKD	741,000	USD	95,618	47
State Street Bank & Trust Co.	12/2/2015	HKD	15,000	USD	1,936	1
Bank of Montreal	12/2/2015	USD	4,864	CHF	5,000	(4)
Bank of Montreal	12/2/2015	USD	65,481	EUR	62,000	25
Bank of Montreal	12/2/2015	USD	72,225	HKD	559,884	(14)
Bank of Montreal	12/2/2015	USD	6,129	HKD	47,500	(2)
JP Morgan & Chase Co.	12/2/2015	USD	13,619	CHF	14,000	(12)
JP Morgan & Chase Co.	12/2/2015	USD	284,341	EUR	269,225	107

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/2/2015	USD	85,802	GBP	57,000	$45
JP Morgan & Chase Co.	12/2/2015	USD	95,589	HKD	741,000	(18)
RBC Capital Markets	12/2/2015	USD	5,483	CHF	5,400	(234)
RBC Capital Markets	12/2/2015	USD	18,993	CHF	19,524	(17)
RBC Capital Markets	12/2/2015	USD	4,061	CHF	4,000	(173)
RBC Capital Markets	12/2/2015	USD	37,571	EUR	34,000	(1,649)
RBC Capital Markets	12/2/2015	USD	438,931	EUR	415,595	165
RBC Capital Markets	12/2/2015	USD	1,699	GBP	1,100	(42)
RBC Capital Markets	12/2/2015	USD	146,555	GBP	97,359	77
State Street Bank & Trust Co.	12/2/2015	USD	1,935	HKD	15,000	0
The Bank of New York Mellon	12/2/2015	USD	2,606	EUR	2,400	(70)
The Bank of New York Mellon	12/2/2015	USD	53,441	EUR	50,600	20
The Bank of New York Mellon	12/2/2015	USD	6,049	GBP	4,000	(24)
Bank of Montreal	12/3/2015	AUD	23,000	USD	16,383	(248)
Bank of Montreal	12/3/2015	AUD	15,000	USD	10,868	22
Bank of Montreal	12/3/2015	AUD	5,000	USD	3,588	(27)
Bank of Montreal	12/3/2015	AUD	263,299	USD	187,556	(2,830)
JP Morgan & Chase Co.	12/3/2015	AUD	122,000	USD	86,905	(1,310)
RBC Capital Markets	12/3/2015	AUD	4,300	USD	3,063	(46)
Bank of Montreal	12/3/2015	CAD	29,000	USD	22,163	447
Bank of Montreal	12/3/2015	CAD	168,119	USD	128,474	2,585
JP Morgan & Chase Co.	12/3/2015	CAD	120,000	USD	91,706	1,848
The Bank of New York Mellon	12/3/2015	CAD	31,200	USD	23,843	480
Bank of Montreal	12/3/2015	JPY	2,656,000	USD	22,014	435
Bank of Montreal	12/3/2015	JPY	102,000	USD	827	(1)
JP Morgan & Chase Co.	12/3/2015	JPY	5,424,000	USD	44,955	888
RBC Capital Markets	12/3/2015	JPY	11,061,795	USD	91,688	1,816
The Bank of New York Mellon	12/3/2015	JPY	667,300	USD	5,431	10
The Bank of New York Mellon	12/3/2015	JPY	546,600	USD	4,496	55
Bank of Montreal	12/3/2015	NZD	10,159	USD	6,858	172
JP Morgan & Chase Co.	12/3/2015	NZD	21,000	USD	14,177	356
RBC Capital Markets	12/3/2015	NZD	43,451	USD	29,333	737
Bank of Montreal	12/3/2015	SGD	8,000	USD	5,706	36
JP Morgan & Chase Co.	12/3/2015	SGD	17,000	USD	12,126	75
RBC Capital Markets	12/3/2015	SGD	31,198	USD	22,252	136
Bank of Montreal	12/3/2015	USD	211,064	AUD	291,299	(432)
Bank of Montreal	12/3/2015	USD	148,024	CAD	197,119	(420)
Bank of Montreal	12/3/2015	USD	21,545	JPY	2,656,000	34
Bank of Montreal	12/3/2015	USD	6,694	NZD	10,159	(8)
Bank of Montreal	12/3/2015	USD	5,678	SGD	8,000	(7)
Canadian Imperial Bank of Commerce	12/3/2015	USD	10,685	AUD	15,000	161
JP Morgan & Chase Co.	12/3/2015	USD	88,401	AUD	122,000	(186)
JP Morgan & Chase Co.	12/3/2015	USD	90,113	CAD	120,000	(255)
JP Morgan & Chase Co.	12/3/2015	USD	43,997	JPY	5,424,000	70
JP Morgan & Chase Co.	12/3/2015	USD	13,837	NZD	21,000	(17)
JP Morgan & Chase Co.	12/3/2015	USD	12,066	SGD	17,000	(15)
RBC Capital Markets	12/3/2015	USD	3,116	AUD	4,300	(6)
RBC Capital Markets	12/3/2015	USD	10,013	JPY	1,208,000	(198)
RBC Capital Markets	12/3/2015	USD	61,574	JPY	7,590,795	97
RBC Capital Markets	12/3/2015	USD	18,757	JPY	2,263,000	(372)
RBC Capital Markets	12/3/2015	USD	23,557	NZD	35,751	(29)
RBC Capital Markets	12/3/2015	USD	5,198	NZD	7,700	(131)
RBC Capital Markets	12/3/2015	USD	5,492	SGD	7,700	(34)
RBC Capital Markets	12/3/2015	USD	16,677	SGD	23,498	(21)
The Bank of New York Mellon	12/3/2015	USD	996	CAD	1,300	(23)
The Bank of New York Mellon	12/3/2015	USD	22,453	CAD	29,900	(64)
The Bank of New York Mellon	12/3/2015	USD	5,389	JPY	655,700	(62)
The Bank of New York Mellon	12/3/2015	USD	5,451	JPY	660,200	(87)

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

November 30, 2015 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	1/5/2016	CHF	5,000	USD	4,877	$3
JP Morgan & Chase Co.	1/5/2016	CHF	14,000	USD	13,654	6
RBC Capital Markets	1/5/2016	CHF	19,524	USD	19,044	10
Bank of Montreal	1/5/2016	EUR	62,000	USD	65,553	(36)
JP Morgan & Chase Co.	1/5/2016	EUR	269,225	USD	284,646	(161)
RBC Capital Markets	1/5/2016	EUR	415,595	USD	439,413	(235)
The Bank of New York Mellon	1/5/2016	EUR	50,600	USD	53,501	(28)
JP Morgan & Chase Co.	1/5/2016	GBP	57,000	USD	85,814	(49)
RBC Capital Markets	1/5/2016	GBP	97,359	USD	146,577	(82)
Bank of Montreal	1/5/2016	HKD	559,884	USD	72,234	10
JP Morgan & Chase Co.	1/5/2016	HKD	741,000	USD	95,601	14
State Street Bank & Trust Co.	1/5/2016	HKD	15,000	USD	1,935	0
Bank of Montreal	1/5/2016	USD	11,631	EUR	11,000	5
Bank of Montreal	1/5/2016	USD	7,613	HKD	59,000	(2)
RBC Capital Markets	1/5/2016	USD	6,022	GBP	4,000	3
Bank of Montreal	1/6/2016	AUD	291,299	USD	210,688	453
JP Morgan & Chase Co.	1/6/2016	AUD	122,000	USD	88,240	190
RBC Capital Markets	1/6/2016	AUD	4,300	USD	3,110	7
Bank of Montreal	1/6/2016	CAD	197,119	USD	148,023	421
JP Morgan & Chase Co.	1/6/2016	CAD	120,000	USD	90,115	259
The Bank of New York Mellon	1/6/2016	CAD	29,900	USD	22,453	64
Bank of Montreal	1/6/2016	JPY	2,656,000	USD	21,573	(34)
JP Morgan & Chase Co.	1/6/2016	JPY	5,424,000	USD	44,051	(74)
RBC Capital Markets	1/6/2016	JPY	7,590,795	USD	61,653	(99)
Bank of Montreal	1/6/2016	SGD	8,000	USD	5,671	7
JP Morgan & Chase Co.	1/6/2016	SGD	17,000	USD	12,052	15
RBC Capital Markets	1/6/2016	SGD	23,498	USD	16,657	20
Bank of Montreal	1/6/2016	USD	10,849	AUD	15,000	(23)
Bank of Montreal	1/6/2016	USD	29,288	CAD	39,000	(85)
Bank of Montreal	1/6/2016	USD	828	JPY	102,000	1
Bank of Montreal	1/7/2016	NZD	10,159	USD	6,678	9
JP Morgan & Chase Co.	1/7/2016	NZD	21,000	USD	13,803	18
RBC Capital Markets	1/7/2016	NZD	35,751	USD	23,500	31

Total net unrealized appreciation						$50,824

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

November 30, 2015 (Unaudited)

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments. For more information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total

Investment in Securities
Common Stocks*	$3,327,279	$—	$31,782	$3,359,061
Rights*	597	—	—	597
Securities Lending Collateral	27,321	—	—	27,321
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	60,823	—	60,823
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,999)	—	(9,999)

Total	$3,355,197	$50,824	$31,782	$3,437,803

During the period ended November 30, 2015, the amount of transfers between Level 1 and Level 3 was $37,743. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

* See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of assets and liabilities

November 30, 2015 (Unaudited)

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$2,329,855	$13,042,292	$3,533,571
Investment in Daily Assets Fund*	36,610	28,242	8,872
Cash	131	5,842	3,682
Foreign currency at value	3,692	15,018	6,348
Unrealized appreciation on forward foreign currency contracts	51,536	—	74,900
Receivables:
Investment securities sold	—	—	—
Dividends	5,535	38,457	16,125
Interest	8	—	1
Foreign tax reclaim	1,024	3,171	1,353

Total Assets	$2,428,391	$13,133,022	$3,644,852

Liabilities
Payable upon return of securities loaned	$36,610	$28,242	$8,872
Unrealized depreciation on forward foreign currency contracts	8,810	—	5,843
Payables:
Investment securities purchased	45,782	—	62,267
Investment advisory fees	920	4,035	1,316

Total Liabilities	92,122	32,277	78,298

Net Assets	$2,336,269	$13,100,745	$3,566,554

Net Assets Consist of
Paid-in capital	$2,504,145	$13,076,492	$3,594,268
Undistributed net investment income	21,356	47,263	20,384
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,657)	(43,036)	(81,949)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(182,575)	20,026	33,851

Net Assets	$2,336,269	$13,100,745	$3,566,554

Number of Common Shares outstanding	100,001	550,001	150,001

Net Assets Value	$23.36	$23.82	$23.78

Investments in non-affiliated securities at cost	$2,555,074	$13,021,202	$3,568,332

Value of securities loaned	$34,747	$23,589	$6,059

Investment in Daily Assets Fund at cost	$36,610	$28,242	$8,872

Foreign currency at cost	$3,685	$15,044	$6,358

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Australia Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$3,671,860	$2,485,904	$2,419,336
Investment in Daily Assets Fund*	13,957	127,048	184,771
Cash	205	—	3,236
Foreign currency at value	4,687	3,041	2,378
Unrealized appreciation on forward foreign currency contracts	8,962	67,566	107,656
Receivables:
Investment securities sold	109,514	70,845	11,045
Dividends	31,125	4,184	1,353
Interest	15	93	191
Foreign tax reclaim	—	244	—

Total Assets	$3,840,325	$2,758,925	$2,729,966

Liabilities
Payable upon return of securities loaned	$13,957	$127,048	$184,771
Unrealized depreciation on forward foreign currency contracts	65,104	4,824	1,993
Payables:
Investment securities purchased	76,876	129,928	111,180
Investment advisory fees	1,361	905	876
Due to custodian	—	727	—

Total Liabilities	157,298	263,432	298,820

Net Assets	$3,683,027	$2,495,493	$2,431,146

Net Assets Consist of
Paid-in capital	$3,709,780	$2,504,619	$2,503,573
Undistributed net investment income	57,851	10,158	8,337
Accumulated net realized gain (loss) on investments and foreign currency transactions	39,254	(7,130)	(13,198)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(123,858)	(12,154)	(67,566)

Net Assets	$3,683,027	$2,495,493	$2,431,146

Number of Common Shares outstanding	150,001	100,001	100,001

Net Assets Value	$24.55	$24.95	$24.31

Investments in non-affiliated securities at cost	$3,740,233	$2,560,708	$2,592,547

Value of securities loaned	$13,271	$121,617	$174,200

Investment in Daily Assets Fund at cost	$13,957	$127,048	$184,771

Foreign currency at cost	$4,649	$3,046	$2,390

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of assets and liabilities (Continued)

November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	Deutsche X-trackers MSCI Spain Hedged Equity ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Assets
Investments in non-affiliated securities at fair value	$2,388,511	$2,380,714	$3,359,658
Investment in Daily Assets Fund*	87,464	251,745	27,321
Cash	128	349	3,798
Foreign currency at value	7,295	1,827	4,326
Unrealized appreciation on forward foreign currency contracts	106,555	106,388	60,823
Receivables:
Investment securities sold	—	34,430	—
Dividends	851	—	10,869
Interest	74	982	86
Foreign tax reclaim	—	—	981

Total Assets	$2,590,878	$2,776,435	$3,467,862

Liabilities
Payable upon return of securities loaned	$87,464	$251,745	$27,321
Unrealized depreciation on forward foreign currency contracts	1,493	1,776	9,999
Payables:
Investment securities purchased	101,559	138,637	55,327
Investment advisory fees	873	871	1,253

Total Liabilities	191,389	393,029	93,900

Net Assets	$2,399,489	$2,383,406	$3,373,962

Net Assets Consist of
Paid-in capital	$2,502,262	$2,501,349	$3,740,922
Undistributed net investment income	13,043	16,166	49,146
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,823)	(23,113)	(16,749)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(105,993)	(110,996)	(399,357)

Net Assets	$2,399,489	$2,383,406	$3,373,962

Number of Common Shares outstanding	100,001	100,001	150,001

Net Assets Value	$23.99	$23.83	$22.49

Investments in non-affiliated securities at cost	$2,599,534	$2,596,312	$3,809,752

Value of securities loaned	$82,003	$239,427	$26,405

Investment in Daily Assets Fund at cost	$87,464	$251,745	$27,321

Foreign currency at cost	$7,323	$1,838	$4,345

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF(1)	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF(2)
Investment Income
Unaffiliated dividend income*	$29,836	$59,691	$24,524
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	33	5	1

Total Investment Income	29,869	59,696	24,525

Expenses
Investment advisory fees	5,612	12,433	4,141

Total Expenses	5,612	12,433	4,141

Net Investment Income	24,257	47,263	20,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(20,254)	(42,860)	(11,543)
Foreign currency transactions	75,086	(176)	(70,406)

Net realized gain (loss)	54,832	(43,036)	(81,949)
Net change in unrealized appreciation (depreciation) on:
Investments	(153,320)	21,090	(34,761)
Foreign currency translations	(5,918)	(1,064)	68,612

Net change in unrealized appreciation (depreciation)	(159,238)	20,026	33,851

Net realized and unrealized loss on investments and foreign currency transactions.	(104,406)	(23,010)	(48,098)

Net decrease in Net Assets Resulting from Operations	$(80,149)	$24,253	$(27,714)

* Unaffiliated foreign tax withheld	$3,138	$6,957	$2,798

(1)	For the period June 24, 2015 (commencement of operations) through November 30, 2015.
(2)	For the period August 19, 2015 (commencement of operations) through November 30, 2015.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Australia Hedged Equity ETF(1)	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF(1)	Deutsche X-trackers MSCI Italy Hedged Equity ETF(1)
Investment Income
Unaffiliated dividend income*	$62,294	$13,020	$10,980
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	41	185	363

Total Investment Income	62,335	13,205	11,343

Expenses
Investment advisory fees	4,484	3,047	3,006

Total Expenses	4,484	3,047	3,006

Net Investment Income	57,851	10,158	8,337

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,539)	5,175	(8,316)
Foreign currency transactions	45,793	(12,305)	(4,882)

Net realized gain (loss)	39,254	(7,130)	(13,198)
Net change in unrealized appreciation (depreciation) on:
Investments	(68,373)	(74,804)	(173,211)
Foreign currency translations	(55,485)	62,650	105,645

Net change in unrealized appreciation (depreciation)	(123,858)	(12,154)	(67,566)

Net realized and unrealized loss on investments and foreign currency transactions	(84,604)	(19,284)	(80,764)

Net decrease in Net Assets Resulting from Operations	$(26,753)	$(9,126)	$(72,427)

* Unaffiliated foreign tax withheld	$258	$954	$1,810

(1)	For the period August 19, 2015 (commencement of operations) through November 30, 2015.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of operations (Continued)

For the Six Months Ended November 30, 2015 (Unaudited)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF(1)	Deutsche X-trackers MSCI Spain Hedged Equity ETF(1)	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Investment Income
Unaffiliated dividend income*	$15,879	$18,148	$65,283
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	141	982	434

Total Investment Income	16,020	19,130	65,717

Expenses
Investment advisory fees	2,977	2,964	7,852

Total Expenses	2,977	2,964	7,852

Net Investment Income	13,043	16,166	57,865

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,078)	(18,401)	(45,995)
Foreign currency transactions	(4,745)	(4,712)	71,450

Net realized gain (loss)	(9,823)	(23,113)	25,455
Net change in unrealized appreciation (depreciation) on:
Investments	(211,023)	(215,598)	(437,771)
Foreign currency translations	105,030	104,602	2,636

Net change in unrealized appreciation (depreciation)	(105,993)	(110,996)	(435,135)

Net realized and unrealized loss on investments and foreign currency transactions	(115,816)	(134,109)	(409,680)

Net increase (decrease) in Net Assets Resulting from Operations	$(102,773)	$(117,943)	$(351,815)

* Unaffiliated foreign tax withheld	$1,566	$618	$3,981

(1)	For the period August 19, 2015 (commencement of operations) through November 30, 2015.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Dow Jones Hedged International Real Estate		Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period April 9, 2015(1) to May 31, 2015	For the Period June 24, 2015(1) to November 30, 2015 (Unaudited)	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$24,257	$12,612	$47,263	$20,384
Net realized gain (loss)	54,832	(52,459)	(43,036)	(81,949)
Net change in unrealized appreciation (depreciation)	(159,238)	(23,337)	20,026	33,851

Net increase (decrease) in net assets resulting from operations	(80,149)	(63,184)	24,253	(27,714)

Distributions to Shareholders from
Net investment income	(24,543)	—	—	—

Total distributions	(24,543)	—	—	—

Fund Shares Transactions
Proceeds from shares sold	—	2,504,120	13,076,467	3,594,243
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	—	2,504,120	13,076,467	3,594,243

Total Net increase (decrease) in Net Assets	(104,692)	2,440,936	13,100,720	3,566,529

Net Assets
Beginning of period	2,440,961	25	25	25

End of period	$2,336,269	$2,440,961	$13,100,745	$3,566,554

Undistributed net investment income	$21,356	$21,642	$47,263	$20,384

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	1	1
Shares sold	—	100,000	550,000	150,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	550,001	150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Australia Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF
	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$57,851	$10,158	$8,337
Net realized gain (loss)	39,254	(7,130)	(13,198)
Net change in unrealized appreciation (depreciation)	(123,858)	(12,154)	(67,566)

Net decrease in net assets resulting from operations	(26,753)	(9,126)	(72,427)

Fund Shares Transactions
Proceeds from shares sold	3,709,755	2,504,594	2,503,548
Value of shares redeemed	—	—	—

Net increase in net assets resulting from fund share transactions	3,709,755	2,504,594	2,503,548

Total Increase in Net Assets	3,683,002	2,495,468	2,431,121

Net Assets
Beginning of period	25	25	25

End of period	$3,683,027	$2,495,493	$2,431,146

Undistributed net investment income	$57,851	$10,158	$8,337

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	150,000	100,000	100,000
Shares redeemed	—	—	—

Shares outstanding, end of period	150,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	Deutsche X-trackers MSCI Spain Hedged Equity ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)	For the Period August 19, 2015(1) to November 30, 2015 (Unaudited)	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period April 9, 2015(1) to May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,043	$16,166	$57,865	$20,642
Net realized loss	(9,823)	(23,113)	25,455	(42,646)
Net change in unrealized appreciation (depreciation)	(105,993)	(110,996)	(435,135)	35,778

Net increase (decrease) in net assets resulting from operations	(102,773)	(117,943)	(351,815)	13,774

Distributions to Shareholders from
Net investment income	—	—	(28,919)	—

Total distributions	—	—	(28,919)	—

Fund Shares Transactions
Proceeds from shares sold	2,502,237	2,501,324	—	3,740,897
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	2,502,237	2,501,324	—	3,740,897

Total Increase in Net Assets	2,399,464	2,383,381	(380,734)	3,754,671

Net Assets
Beginning of period	25	25	3,754,696	25

End of period	$2,399,489	$2,383,406	$3,373,962	$3,754,696

Undistributed net investment income	$13,043	$16,166	$49,146	$20,200

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	150,001	1
Shares sold	100,000	100,000	—	150,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	150,001	150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Dow Jones Hedged International Real Estate	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period April 9, 2015* to May 31, 2015
Net Asset Value, beginning of period	$24.41		$25.00

Income from Investment Operations:
Net investment income**	0.24		0.13
Net realized and unrealized gain (loss)	(1.04)		(0.72)

Net increase (decrease) in net asset value from operations	(0.80)		(0.59)

Distributions paid to shareholders from:
Net investment income	(0.25)		—

Total distributions	(0.25)		—

Net Asset Value, end of period	$23.36		$24.41

Total Return***	(3.27)%		(2.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,336		$2,441
Ratios to average net assets:
Expenses	0.48	%†	0.48	%†
Net investment income	2.07	%†	3.53	%†
Portfolio turnover rate††	10	%†††	2	%†††

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF			For the Period June 24, 2015* to November 30, 2015
Net Asset Value, beginning of period			$25.00

Income from Investment Operations:
Net investment income**			0.15
Net realized and unrealized gain (loss)			(1.33)

Net increase (decrease) in net asset value from operations			(1.18)

Distributions paid to shareholders from:
Net investment income			—

Net Asset Value, end of period			$23.82

Total Return***			(4.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)			$13,101
Ratios to average net assets:
Expenses			0.40	%†
Net investment income			1.52	%†
Portfolio turnover rate††			10	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.14
Net realized and unrealized gain (loss)	(1.36)

Net increase (decrease) in net asset value from operations	(1.22)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$23.78

Total Return***	(4.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,567
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	2.22	%†
Portfolio turnover rate††	8	%†††

Deutsche X-trackers MSCI Australia Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.40
Net realized and unrealized gain (loss)	(0.85)

Net increase (decrease) in net asset value from operations	(0.45)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$24.55

Total Return***	(1.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,683
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	5.80	%†
Portfolio turnover rate††	7	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	62

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.10
Net realized and unrealized gain (loss)	(0.15)

Net increase (decrease) in net asset value from operations	(0.05)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$24.95

Total Return***	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,495
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	1.50	%†
Portfolio turnover rate††	7	%†††

Deutsche X-trackers MSCI Italy Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.08
Net realized and unrealized gain (loss)	(0.77)

Net increase (decrease) in net asset value from operations	(0.69)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$24.31

Total Return***	(2.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,431
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	1.25	%†
Portfolio turnover rate††	11	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.13
Net realized and unrealized gain (loss)	(1.14)

Net increase (decrease) in net asset value from operations	(1.01)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$23.99

Total Return***	(4.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,399
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	1.97	%†
Portfolio turnover rate††	4	%†††

Deutsche X-trackers MSCI Spain Hedged Equity ETF	For the Period August 19, 2015* to November 30, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.16
Net realized and unrealized gain (loss)	(1.33)

Net increase (decrease) in net asset value from operations	(1.17)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$23.83

Total Return***	(4.68)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,383
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	2.45	%†
Portfolio turnover rate††	9	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	64

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers S&P Hedged Global Infrastructure ETF	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period April 9, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.03		$25.00

Income from Investment Operations:
Net investment income**	0.39		0.18
Net realized and unrealized gain (loss)	(2.74)		(0.15)

Net increase (decrease) in net asset value from operations	(2.35)		0.03

Distributions paid to shareholders from:
Net investment income	(0.19)		—

Total distributions	(0.19)		—

Net Asset Value, end of period	$22.49		$25.03

Total Return***	(9.43)%		0.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,374		$3,755
Ratios to average net assets:
Expenses	0.45	%†	0.45	%†
Net investment income	3.32	%†	4.84	%†
Portfolio turnover rate††	8	%†††	1	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	65

DBX ETF Trust

Notes to financial statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2015, the Trust consists of thirty-five investment series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Deutsche X-trackers S&P Hedged Global Infrastructure ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	JPX-Nikkei 400 Net Total Return USD Hedged Index
Deutsche X-trackers MSCI Australia Hedged Equity ETF	MSCI Australia US Dollar Hedged Index
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	MSCI EAFE Small Cap US Dollar Hedged Index
Deutsche X-trackers MSCI Italy Hedged Equity ETF	MSCI Italy 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	MSCI Southern Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Spain Hedged Equity ETF	MSCI Spain 25/50 US Dollar Hedged Index
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	S&P Global Infrastructure Index (USD) (Hedged) (Net TR)

The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “Underlying Index”) is designed to track the performance of publicly traded real estate securities in countries other than the United States, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is comprised of global real estate securities that represent the ownership and operation of commercial or residential real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate; (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged is rebalanced monthly on the last business day of each month.

66

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

The JPX-Nikkei Index 400 is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Underlying Index is comprised of the equity securities of the 400 highest scoring issuers listed on the JASDAQ and TSE, as measured in return on equity, cumulative operating profit and current market value. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The JPX-Nikkei Index 400 is rebalanced annually.

The JPX-Nikkei 400 Net Total Return USD Hedged Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks) while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. The Fund may achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, though the Fund may also invest directly in the stocks included in its Underlying Index. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks. The JPX-Nikkei 400 Net Total Return USD Hedged Index is rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new month.

The MSCI Australia US Dollar Hedged Index is designed to track the performance of the Australian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the Australian dollar. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The MSCI Australia US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE Small Cap US Dollar Hedged Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The MSCI EAFE Small Cap US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI Italy 25/50 US Dollar Hedged Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The MSCI Italy 25/50 US Dollar Hedged Index is rebalanced quarterly.

The MSCI Southern Europe US Dollar Hedged Index is designed to track the performance the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at

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least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The MSCI Southern Europe US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI Spain 25/50 US Dollar Hedged Index is designed to track the performance of the Spanish equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The MSCI Spain 25/50 US Dollar Hedged Index is rebalanced quarterly.

S&P Global Infrastructure Index (USD) (Hedged) (Net TR) (the “Underlying Index”) is designed to track the performance of equity securities of infrastructure issuers in developed markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It consists of companies involved in utilities, energy and transportation infrastructure. The Underlying Index is comprised of a minimum market capitalization of approximate $585 million from issuers in the following countries: Australia, Brazil, Canada, Chile, China, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Singapore, Spain, Switzerland, the United Kingdom and the United States. The S&P Global Infrastructure Index (USD) (Hedged) (Net TR) is rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

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Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from net investment income, sufficient to relieve it from all or substantially all Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

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The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended November 30, 2015, the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.10% annualized effective rate as of November 30, 2015) on the cash collateral invested in Daily Assets Fund. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2015, each Fund had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Derivatives

Forward Currency Contracts    Each Fund, except Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2015, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, and Deutsche X-trackers

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S&P Hedged Global Infrastructure ETF invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF, Deutsche X-trackers MSCI Australia Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, and Deutsche X-trackers MSCI Spain Hedged Equity ETF each invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S dollar against the Japanese Yen, the Australian Dollar, the Euro, Euro and Euro, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of November 30, 2015 is included in a table following each Fund’s Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2015.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$51,536	Unrealized depreciation on Forward Foreign Currency Contracts	$8,810

Total		$51,536	Total	$8,810

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$74,900	Unrealized depreciation on Forward Foreign Currency Contracts	$5,843

Total		$74,900	Total	$5,843

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$8,962	Unrealized depreciation on Forward Foreign Currency Contracts	$65,104

Total		$8,962	Total	$65,104

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$67,566	Unrealized depreciation on Forward Foreign Currency Contracts	$4,824

Total		$67,566	Total	$4,824

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$107,656	Unrealized depreciation on Forward Foreign Currency Contracts	$1,993

Total		$107,656	Total	$1,993

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$106,555	Unrealized depreciation on Forward Foreign Currency Contracts	$1,493

Total		$106,555	Total	$1,493

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	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Spain Hedged Equity ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$106,388	Unrealized depreciation on Forward Foreign Currency Contracts	$1,776

Total		$106,388	Total	$1,776

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Foreign exchange Contracts	Unrealized appreciation on Forward Foreign Currency Contracts	$60,823	Unrealized depreciation on Forward Foreign Currency Contracts	$9,999

Total		$60,823	Total	$9,999

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward Foreign Currency Contracts	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$75,199	$75,199
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	(71,321)	(71,321)
Deutsche X-trackers MSCI Australia Hedged Equity ETF	44,409	44,409
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	(12,571)	(12,571)
Deutsche X-trackers MSCI Italy Hedged Equity ETF	(4,985)	(4,985)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	(4,832)	(4,832)
Deutsche X-trackers MSCI Spain Hedged Equity ETF	(4,663)	(4,663)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	72,156	72,156

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward Foreign Currency Contracts	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$(5,899)	$(5,899)
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	69,057	69,057
Deutsche X-trackers MSCI Australia Hedged Equity ETF	(56,142)	(56,142)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	62,742	62,742
Deutsche X-trackers MSCI Italy Hedged Equity ETF	105,663	105,663
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	105,062	105,062
Deutsche X-trackers MSCI Spain Hedged Equity ETF	104,612	104,612
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	2,634	2,634

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For the six months ended November 30, 2015 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$(2,269,759)
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	(3,112,420)
Deutsche X-trackers MSCI Australia Hedged Equity ETF	(3,347,283)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	(2,360,722)
Deutsche X-trackers MSCI Italy Hedged Equity ETF	(2,294,357)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	(2,279,854)
Deutsche X-trackers MSCI Spain Hedged Equity ETF	(2,274,403)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	(2,087,919)

As of November 30, 2015, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Bank of Montreal	—	$—	$—	$—	$112	$—	$—	$112
Canadian Imperial Bank of Commerce	15,707	(6,096)	—	9,611	6,096	(6,096)	—	—
JP Morgan & Chase Co.	228	(228)	—	—	571	(228)	—	343
RBC Capital Markets	155	(4)	—	151	4	(4)
State Street Bank & Trust Co.	34,509	(1,578)	—	32,931	1,578	(1,578)
The Bank of New York Mellon	937	(449)	—	488	449	(449)	—	—

	$51,536	$(8,355)	$—	$43,181	$8,810	$(8,355)	$—	$455

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Canadian Imperial Bank of Commerce	$38,104	$(2,870)	$—	$35,234	$2,870	$(2,870)	$—	$—
RBC Capital Markets	35,949	(2,858)	—	33,091	2,858	(2,858)	—	—
The Bank of New York Mellon	847	(115)	—	732	115	(115)	—	—

	$74,900	$(5,843)	$—	$69,057	$5,843	$(5,843)	$—	$—

Deutsche X-trackers MSCI Australia Hedged Equity ETF
Canadian Imperial Bank of Commerce	$2,729	$(2,729)	$—	$—	$21,146	$(2,729)	$—	$18,417
RBC Capital Markets	5,253	(5,253)	—	—	42,531	(5,253)	—	37,278
The Bank of New York Mellon	980	(980)	—	—	1,427	(980)	—	447

	$8,962	$(8,962)	$—	$—	$65,104	$(8,962)	$—	$56,142

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Canadian Imperial Bank of Commerce	$34,206	$(2,327)	$—	$31,879	$2,327	$(2,327)	$—	$—
RBC Capital Markets	32,883	(2,138)	—	30,745	2,138	(2,138)	—	—
The Bank of New York Mellon	477	(359)	—	118	359	(359)	—	—

	$67,566	$(4,824)	$—	$62,472	$4,824	$(4,824)	$—	$—

Deutsche X-trackers MSCI Italy Hedged Equity ETF
Canadian Imperial Bank of Commerce	$54,776	$(652)	$—	$54,124	$652	$(652)	$—	$—
RBC Capital Markets	51,060	(619)	—	50,441	619	(619)	—	—
The Bank of New York Mellon	1,820	(722)	—	1,098	722	(722)	—	—

	$107,656	$(1,993)	$—	$105,663	$1,993	$(1,993)	$—	$—

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Canadian Imperial Bank of Commerce	$54,579	$(649)	$—	$53,930	$649	$(649)	$—	$—
RBC Capital Markets	50,174	(608)	—	49,566	608	(608)	—	—
The Bank of New York Mellon	1,802	(236)	—	1,566	236	(236)	—	—

	$106,555	$(1,493)	$—	$105,062	$1,493	$(1,493)	$—	$—

Deutsche X-trackers MSCI Spain Hedged Equity ETF
Canadian Imperial Bank of Commerce	$54,472	$(647)	$—	$53,825	$647	$(647)	$—	$—
RBC Capital Markets	49,484	(600)	—	48,884	600	(600)	—	—
The Bank of New York Mellon	2,432	(529)	—	1,903	529	(529)	—	—

	$106,388	$(1,776)	$—	$104,612	$1,776	$(1,776)	$—	$—

Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Bank of Montreal	$7,896	$(4,173)	$—	$3,723	$4,173	$(4,173)	$—	$—
Canadian Imperial Bank of Commerce	161	—	—	161	—	—	—	—
JP Morgan & Chase Co.	19,746	(2,097)	—	17,649	2,097	(2,097)	—	—
RBC Capital Markets	29,901	(3,371)	—	26,530	3,371	(3,371)	—	—
State Street Bank & Trust Co.	1	—	—	1	—	—	—	—
The Bank of New York Mellon	3,118	(358)	—	2,760	358	(358)	—	—

	$60,823	$(9,999)	$—	$50,824	$9,999	$(9,999)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to financial statements (Unaudited) (Continued)

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to each Fund. TDAM is responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and sub-advisor from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s daily average net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	0.48%
Deutsche X-trackers JPX-Nikkei 400 Equity ETF	0.40%
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Australia Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Spain Hedged Equity ETF	0.45%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

At May 31, 2015 for the Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capitals gains, it is probable that capital gains so offset will not be distributed to shareholders.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2015, the Funds incurred and elected to defer net capital losses as follows:

Post-October Loss on Capital
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$6,502

The tax character of current year distributions will be determined at the end of the fiscal year.

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Notes to financial statements (Unaudited) (Continued)

5. Investment Portfolio Transactions

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$303,129	$236,038
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (1)	3,282,946	722,092
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (2)	2,755,326	246,629
Deutsche X-trackers MSCI Australia Hedged Equity ETF (2)	2,805,513	234,029
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (2)	2,716,257	159,719
Deutsche X-trackers MSCI Italy Hedged Equity ETF (2)	2,855,199	254,336
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (2)	2,690,707	86,477
Deutsche X-trackers MSCI Spain Hedged Equity ETF (2)	2,811,631	204,560
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	395,169	287,555

For the six months ended November 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (1)	$10,503,207	$—
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (2)	1,071,179	—
Deutsche X-trackers MSCI Australia Hedged Equity ETF (2)	1,180,006	—

(1)	For the period from June 24, 2015 (commencement of operations) to November 30, 2015.
(2)	For the period from August 19, 2015 (commencement of operations) to November 30, 2015.

6. Fund Share Transactions

As of November 30, 2015, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2015, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	80%
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	67%
Deutsche X-trackers MSCI Australia Hedged Equity ETF	67%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	95%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	95%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	95%
Deutsche X-trackers MSCI Spain Hedged Equity ETF	95%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	57%

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF and Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with respect to Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF and Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Funds’ portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also noted that the Funds’ portfolio would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since the Funds were new, it was difficult to estimate the profitability of the Funds to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board noted that the Funds have not commenced operations and have no performance history, but the Board considered TDAM’s performance in managing other equity based portfolios of the Trust and its ability to minimize tracking error. The Board concluded that, given TDAM’s capabilities and experience in managing other portfolios of the Trust, TDAM should be able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since the Funds were new, it was difficult to estimate the profitability of the Funds to the Sub-Adviser at this time, and further noted that the fees to be paid by the Adviser to TDAM under the Investment Sub-Advisory Agreement contain breakpoints. The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Australia Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche X-trackers MSCI Spain Hedged Equity ETF

At a meeting held on May 21, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with respect to Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Australia Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche
X-trackers MSCI Spain Hedged Equity ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of K&L Gates LLP (“Independent Trustees’ Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Funds’ portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser,

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also noted that the Funds’ portfolio would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since each Fund was new, it was difficult to estimate the profitability of each Fund to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board also noted that the Adviser recently had provided extensive information about its current lack of profitability with respect to its management of other funds of the Trust. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board noted that the Funds have not commenced operations and have no performance history, but the Board considered TDAM’s performance in managing other currency-hedged equity based portfolios of the Trust and its ability to minimize tracking error. The Board concluded that, given TDAM’s capabilities and experience in managing other portfolios of the Trust, TDAM should be able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since the Funds were new, it was difficult to estimate the profitability of the Funds to the Sub-Adviser at this time, and further noted that the fees to be paid by the Adviser to TDAM under the Investment Sub-Advisory Agreement contain breakpoints. The Board further noted that specific information about TDAM’s profitability with respect to its services provided to the Funds was not available because TDAM does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also noted that the overall fees paid by each Fund remained reasonable.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

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Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These Funds are non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the Funds may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the

New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

MSCI is a servicemark of MSCI Inc. (MSCI) and has been licensed for use by DBX. The funds are not sponsored, endorsed, issued, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the funds.

“JPX-Nikkei 400 Currency Hedged Index” and “JPX-Nikkei Index 400” are servicemarks of Nikkei Inc. and the Tokyo Stock Exchange, Inc. (the “Index Vendor”) and has been licensed for use by Deutsche Bank AG. The corresponding funds are not sponsored, endorsed, issued, sold or promoted by the Index Vendor nor does the Index Vendor make any representation regarding the advisability of investing in the funds.

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. These trademarks have been licensed to S&P Dow Jones Indices LLC and sublicensed to DBRE and DBIF. The Indexes are products of S&PDow Jones Indices LLC, and have been licensed for use by the funds. The funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Standard & Poor’s Financial Services LLC, Dow Jones Trademark Holdings LLC, or their respective affiliates, or third party licensors, and none of such parties make any representation regarding the advisability of investing in the funds.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-040498-1 (1/16) DBX 001741 (1/17)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)* /s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date 2/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date 2/8/16

By (Signature and Title)* /s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date 2/8/16

*	Print the name and title of each signing officer under his or her signature.